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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8319

Voya Partners, Inc. (formerly ING Partners, Inc.)
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 to June 30, 2014

ITEM 1.           REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

June 30, 2014

Classes ADV, I, S and S2

Voya Partners, Inc.

■ Voya Global Bond Portfolio (formerly, ING Global Bond Portfolio)

■ VY American Century Small-Mid Cap Value Portfolio (formerly, ING American Century Small-Mid Cap Value Portfolio)

■ VY Baron Growth Portfolio (formerly, ING Baron Growth Portfolio)

■ VY Columbia Contrarian Core Portfolio (formerly, ING Columbia Contrarian Core Portfolio)

■ VY Columbia Small Cap Value II Portfolio (formerly, ING Columbia Small Cap Value II Portfolio)

■ VY Invesco Comstock Portfolio (formerly, ING Invesco Comstock Portfolio)

■ VY Invesco Equity and Income Portfolio (formerly, ING Invesco Equity anda Income Portfolio)

■ VY JPMorgan Mid Cap Value Portfolio (formerly, ING JPMorgan Mid Cap Value Portfolio)

■ VY Oppenheimer Global Portfolio (formerly, ING Oppenheimer Global Portfolio)

■ VY PIMCO Bond Portfolio (formerly, ING PIMCO Bond Portfolio)

■ VY Pioneer High Yield Portfolio (formerly, ING Pioneer High Yield Portfolio)

■ VY T. Rowe Price Diversified Mid Cap Growth Portfolio (formerly, ING T. Rowe Price Diversified Mid Cap Growth Portfolio)

■ VY T. Rowe Price Growth Equity Portfolio (formerly, ING T. Rowe Price Growth Equity Portfolio)

■ VY Templeton Foreign Equity Portfolio (formerly, ING Templeton Foreign Equity Portfolio)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com	Voya(TM) Investment Management was formerly ING U.S. Investment Management

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios' website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios' website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer's premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game's combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market's upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn't all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture — keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it's about positive experiences along the way. It's also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
Executive Vice President
Voya Family of Funds
July 28, 2014

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1  "Soccer, a Beautiful Game of Chance," by John Tierney, New York Times, July 7, 2014.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2014

Global equities, in the form of the MSCI World IndexSM (the "Index") measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board's ("Fed's") $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed's December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the "continuity" of accommodative monetary policy and later confirmed that such a policy would remain in place for "some time."

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers' activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product ("GDP"). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index ("Barclays Aggregate") of investment grade bonds added 3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay's U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi's embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK's strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan's own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government's fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe's reform-based "third arrow" of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
Voya Global Bond Portfolio	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
Class ADV	$1,000.00	$1,053.10	1.11%	$5.65	$1,000.00	$1,019.29	1.11%	$5.56
Class I	1,000.00	1,055.40	0.61	3.11	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	1,054.40	0.86	4.38	1,000.00	1,020.53	0.86	4.31
VY American Century Small-Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,079.10	1.36%	$7.01	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	1,081.70	0.86	4.44	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	1,080.50	1.11	5.73	1,000.00	1,019.29	1.11	5.56
Class S2	1,000.00	1,079.60	1.26	6.50	1,000.00	1,018.55	1.26	6.31

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY Baron Growth Portfolio	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
Class ADV	$1,000.00	$1,006.10	1.48%	$7.36	$1,000.00	$1,017.46	1.48%	$7.40
Class I	1,000.00	1,008.60	0.98	4.88	1,000.00	1,019.93	0.98	4.91
Class S	1,000.00	1,007.50	1.23	6.12	1,000.00	1,018.70	1.23	6.16
Class S2	1,000.00	1,006.70	1.38	6.87	1,000.00	1,017.95	1.38	6.90
VY Columbia Contrarian Core Portfolio
Class ADV	$1,000.00	$1,062.30	1.18%	$6.03	$1,000.00	$1,018.94	1.18%	$5.91
Class I	1,000.00	1,065.00	0.68	3.48	1,000.00	1,021.42	0.68	3.41
Class S	1,000.00	1,063.40	0.93	4.76	1,000.00	1,020.18	0.93	4.66
VY Columbia Small Cap Value II Portfolio
Class ADV	$1,000.00	$1,048.60	1.37%	$6.96	$1,000.00	$1,018.00	1.37%	$6.85
Class I	1,000.00	1,051.30	0.87	4.42	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	1,049.60	1.12	5.69	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	1,049.40	1.27	6.45	1,000.00	1,018.50	1.27	6.36
VY Invesco Comstock Portfolio
Class ADV	$1,000.00	$1,063.90	1.22%	$6.24	$1,000.00	$1,018.74	1.22%	$6.11
Class I	1,000.00	1,066.70	0.72	3.69	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	1,066.10	0.97	4.97	1,000.00	1,019.98	0.97	4.86
VY Invesco Equity and Income Portfolio
Class ADV	$1,000.00	$1,058.40	1.14%	$5.82	$1,000.00	$1,019.14	1.14%	$5.71
Class I	1,000.00	1,061.00	0.64	3.27	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,059.80	0.89	4.55	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,058.90	1.02	5.21	1,000.00	1,019.74	1.02	5.11
VY JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,079.20	1.35%	$6.96	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,082.30	0.85	4.39	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,080.90	1.10	5.68	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,080.40	1.25	6.45	1,000.00	1,018.60	1.25	6.26
VY Oppenheimer Global Portfolio
Class ADV	$1,000.00	$1,044.30	1.25%	$6.34	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,047.10	0.75	3.81	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,045.80	1.00	5.07	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,045.10	1.15	5.83	1,000.00	1,019.09	1.15	5.76

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY PIMCO Bond Portfolio	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
Class ADV	$1,000.00	$1,031.90	1.08%	$5.44	$1,000.00	$1,019.44	1.08%	$5.41
Class I	1,000.00	1,034.50	0.58	2.93	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	1,033.10	0.83	4.18	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,033.00	0.98	4.94	1,000.00	1,019.93	0.98	4.91
VY Pioneer High Yield Portfolio
Class I	$1,000.00	$1,057.30	0.71%	$3.62	$1,000.00	$1,021.27	0.71%	$3.56
Class S	1,000.00	1,056.90	0.96	4.90	1,000.00	1,020.03	0.96	4.81
VY T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV	$1,000.00	$1,045.10	1.26%	$6.39	$1,000.00	$1,018.55	1.26%	$6.31
Class I	1,000.00	1,047.10	0.76	3.86	1,000.00	1,021.03	0.76	3.81
Class S	1,000.00	1,046.30	1.01	5.12	1,000.00	1,019.79	1.01	5.06
Class S2	1,000.00	1,045.10	1.16	5.88	1,000.00	1,019.04	1.16	5.81
VY T. Rowe Price Growth Equity Portfolio
Class ADV	$1,000.00	$1,023.50	1.23%	$6.17	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	1,026.00	0.73	3.67	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,024.80	0.98	4.92	1,000.00	1,019.93	0.98	4.91
Class S2	1,000.00	1,024.00	1.13	5.67	1,000.00	1,019.19	1.13	5.66
VY Templeton Foreign Equity Portfolio
Class ADV	$1,000.00	$1,038.30	1.42%	$7.18	$1,000.00	$1,017.75	1.42%	$7.10
Class I	1,000.00	1,040.90	0.92	4.66	1,000.00	1,020.23	0.92	4.61
Class S	1,000.00	1,038.90	1.17	5.91	1,000.00	1,018.99	1.17	5.86
Class S2	1,000.00	1,038.30	1.32	6.67	1,000.00	1,018.25	1.32	6.61

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	Voya Global Bond Portfolio	VY American Century Small-Mid Cap Value Portfolio	VY Baron Growth Portfolio	VY Columbia Contrarian Core Portfolio
ASSETS:
Investments in securities at fair value+*	$255,079,081	$393,247,357	$1,114,645,472	$368,320,415
Investments in affiliates at fair value**	105,113,262	—	—	—
Short-term investments at fair value***	8,127,407	6,591,283	1,861,477	—
Total investments at fair value	$368,319,750	$399,838,640	$1,116,506,949	$368,320,415
Cash	544,251	35	29	3,751,622
Cash collateral for futures	1,938,840	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	1,035,000	—	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	1,240,000	—	—	—
Foreign currencies at value****	1,213,661	—	4,489	—
Foreign cash collateral for futures*****	231,108	—	—	—
Receivables:
Investment securities sold	2,799,930	2,535,748	2,908,205	4,503,764
Investment securities sold on a delayed-delivery or when-issued basis	10,583,780	—	—	—
Fund shares sold	94,579	86,140	1,284,391	2,560
Dividends	—	848,875	618,499	334,964
Interest	1,940,122	—	—	33
Foreign tax reclaims	—	5,974	598	201,088
Unrealized appreciation on forward foreign currency contracts	3,574,840	1,222	—	—
Variation margin receivable on centrally cleared swaps	2,337,950	—	—	—
Prepaid expenses	1,433	1,543	4,680	1,436
Reimbursement due from manager	14,296	39,599	—	67,913
Other assets	8,501	3,346	13,508	6,834
Total assets	395,878,041	403,361,122	1,121,341,348	377,190,629
LIABILITIES:
Payable for investment securities purchased	4,763,338	1,631,939	1,088,580	1,866,455
Payable for investment securities purchased on a delayed-delivery or when-issued basis	52,784,255	—	—	—
Payable for fund shares redeemed	246,775	1,089,872	168,123	514,825
Payable upon receipt of securities loaned	3,123,407	2,541,718	—	—
Unrealized depreciation on forward foreign currency contracts	5,125,875	99,703	—	—
Variation margin payable on centrally cleared swaps	2,474,584	—	—	—
Payable for investment management fees	133,299	321,051	770,416	245,095
Payable for administrative fees	26,794	32,713	90,892	30,637
Payable for distribution and shareholder service fees	25,877	68,406	197,793	77,782
Payable to trustees under the deferred compensation plan (Note 6)	8,501	3,346	13,508	6,834
Payable for trustee fees	1,631	1,961	5,650	1,778
Other accrued expenses and liabilities	112,452	59,869	113,683	107,382
Written options, at fair value^	868,035	—	—	—
Total liabilities	69,694,823	5,850,578	2,448,645	2,850,788
NET ASSETS	$326,183,218	$397,510,544	$1,118,892,703	$374,339,841
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$320,710,914	$266,088,928	$504,470,811	$249,763,303
Undistributed net investment income	8,686,210	6,266,000	4,614,475	4,704,648
Accumulated net realized gain (loss)	(2,359,831)	74,505,222	58,494,708	57,919,325
Net unrealized appreciation (depreciation)	(854,075)	50,650,394	551,312,709	61,952,565
NET ASSETS	$326,183,218	$397,510,544	$1,118,892,703	$374,339,841
+ Including securities loaned at value	$3,024,265	$2,475,913	$—	$—
* Cost of investments in securities	$250,967,080	$342,499,177	$563,332,852	$306,376,252
** Cost of investments in affiliates	$109,107,618	$—	$—	$—
*** Cost of short-term investments	$8,127,407	$6,591,283	$1,861,477	$—
**** Cost of foreign currencies	$1,204,414	$—	$4,416	$—
***** Cost of foreign cash collateral for futures	$231,108	$—	$—	$—
^ Premiums received on written options	$868,278	$—	$—	$—

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Voya Global Bond Portfolio	VY American Century Small-Mid Cap Value Portfolio	VY Baron Growth Portfolio	VY Columbia Contrarian Core Portfolio
Class ADV:
Net assets	$35,605,453	$104,716,616	$113,535,175	$16,944,922
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,267,552	6,560,487	3,804,463	649,508
Net asset value and redemption price per share	$10.90	$15.96	$29.84	$26.09
Class I:
Net assets	$234,737,287	$171,694,703	$262,505,176	$11,207,323
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,261,901	10,372,220	8,265,007	416,945
Net asset value and redemption price per share	$11.04	$16.55	$31.76	$26.88
Class S:
Net assets	$55,840,478	$114,469,913	$736,236,305	$346,187,596
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,054,452	6,986,371	23,877,995	13,056,874
Net asset value and redemption price per share	$11.05	$16.38	$30.83	$26.51
Class S2:
Net assets	n/a	$6,629,312	$6,616,047	n/a
Shares authorized	n/a	100,000,000	100,000,000	n/a
Par value	n/a	$0.001	$0.001	n/a
Shares outstanding	n/a	417,610	220,910	n/a
Net asset value and redemption price per share	n/a	$15.87	$29.95	n/a

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	VY Columbia Small Cap Value II Portfolio	VY Invesco Comstock Portfolio	VY Invesco Equity and Income Portfolio	VY JPMorgan Mid Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$199,222,174	$591,511,173	$1,274,749,784	$718,829,642
Short-term investments at fair value**	7,408,242	16,059,810	117,071,026	22,344,693
Total investments at fair value	$206,630,416	$607,570,983	$1,391,820,810	$741,174,335
Cash	130,640	—	—	26,898
Foreign currencies at value***	—	129,387	359,747	—
Receivables:
Investment securities sold	644,404	268,854	56,321,483	874,364
Fund shares sold	201,563	123,699	133,725	168,925
Dividends	233,201	768,903	1,298,527	791,410
Interest	—	—	2,115,236	—
Foreign tax reclaims	—	141,775	101,437	—
Prepaid expenses	799	1,869	3,574	2,944
Reimbursement due from manager	—	—	8,951	—
Other assets	4,340	11,816	21,972	6,588
Total assets	207,845,363	609,017,286	1,452,185,462	743,045,464
LIABILITIES:
Payable for investment securities purchased	423,542	1,931,427	57,429,789	3,275,197
Payable for fund shares redeemed	57,960	4,809,034	3,683,297	567,256
Payable upon receipt of securities loaned	—	—	—	12,426
Unrealized depreciation on forward foreign currency contracts	—	835,455	467,410	—
Payable for investment management fees	124,440	296,986	610,296	432,274
Payable for administrative fees	16,592	49,497	114,243	60,181
Payable for distribution and shareholder service fees	38,949	98,686	230,520	113,337
Payable to custodian due to bank overdraft	—	—	3,216	—
Payable to trustees under the deferred compensation plan (Note 6)	4,340	11,816	21,972	6,588
Payable for trustee fees	973	2,743	5,822	3,580
Other accrued expenses and liabilities	21,516	44,245	133,251	42,162
Total liabilities	688,312	8,079,889	62,699,816	4,513,001
NET ASSETS	$207,157,051	$600,937,397	$1,389,485,646	$738,532,463
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$169,807,670	$627,173,079	$1,063,361,456	$448,083,015
Undistributed net investment income	836,179	5,446,571	14,525,677	2,771,024
Accumulated net realized gain (loss)	(23,019,342)	(201,470,536)	125,248,147	89,032,221
Net unrealized appreciation	59,532,544	169,788,283	186,350,366	198,646,203
NET ASSETS	$207,157,051	$600,937,397	$1,389,485,646	$738,532,463
+ Including securities loaned at value	$—	$—	$—	$12,095
* Cost of investments in securities	$139,689,630	$420,888,926	$1,087,934,987	$520,183,439
** Cost of short-term investments	$7,408,242	$16,059,810	$117,071,026	$22,344,693
*** Cost of foreign currencies	$—	$129,387	$359,747	$—

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	VY Columbia Small Cap Value II Portfolio	VY Invesco Comstock Portfolio	VY Invesco Equity and Income Portfolio	VY JPMorgan Mid Cap Value Portfolio
Class ADV:
Net assets	$15,295,550	$40,118,772	$35,908,218	$86,752,141
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	933,400	2,457,595	765,071	3,834,423
Net asset value and redemption price per share	$16.39	$16.32	$46.93	$22.62
Class I:
Net assets	$30,139,749	$157,523,100	$569,392,478	$272,066,419
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,793,023	9,557,071	11,946,209	11,817,529
Net asset value and redemption price per share	$16.81	$16.48	$47.66	$23.02
Class S:
Net assets	$160,279,778	$403,295,525	$268,878,506	$374,523,482
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,592,161	24,517,623	5,682,187	16,387,280
Net asset value and redemption price per share	$16.71	$16.45	$47.32	$22.85
Class S2:
Net assets	$1,441,974	n/a	$515,306,444	$5,190,421
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	88,147	n/a	11,026,772	229,993
Net asset value and redemption price per share	$16.36	n/a	$46.73	$22.57

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	VY Oppenheimer Global Portfolio	VY PIMCO Bond Portfolio	VY Pioneer High Yield Portfolio	VY T. Rowe Price Diversified Mid Cap Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$1,821,811,242	$886,499,295	$131,912,685	$853,286,062
Short-term investments at fair value**	69,912,940	246,658,160	4,689,892	17,069,945
Total investments at fair value	$1,891,724,182	$1,133,157,455	$136,602,577	$870,356,007
Short-term investments at amortized cost	—	40,998,854	—	—
Cash	—	2,175,388	159,614	450,000
Cash collateral for futures	—	1,243,000	—	—
Cash pledged for centrally cleared swaps (Note 2)	—	161,000	—	—
Foreign currencies at value***	1,307,281	1,846,219	—	—
Receivables:
Investment securities sold	355,234	967,114	39,045,327	1,281,611
Investment securities sold on a delayed-delivery or when-issued basis	—	35,487,945	—	—
Fund shares sold	137,907	3,949,525	85,987	99,453
Dividends	227,510	—	41,394	212,380
Interest	—	5,686,026	1,403,335	—
Foreign tax reclaims	1,099,826	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	198,420	—	—
Upfront payments paid on OTC swap agreements	—	695,115	—	—
Unrealized appreciation on OTC swap agreements	—	1,506,561	—	—
Variation margin receivable on centrally cleared swaps	—	84,527	—	—
Prepaid expenses	7,612	4,365	508	3,514
Reimbursement due from manager	—	1,394	7,962	—
Other assets	37,722	15,857	3,173	16,540
Total assets	1,894,897,274	1,228,178,765	177,349,877	872,419,505
LIABILITIES:
Payable for investment securities purchased	1,172,399	47,337	39,859,363	1,669,481
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	169,658,851	—	—
Payable for fund shares redeemed	3,524,346	931,236	20,556	340,314
Payable upon receipt of securities loaned	61,437,060	887,627	—	15,150,680
Unrealized depreciation on forward foreign currency contracts	—	1,781,586	—	—
Upfront payments received on OTC swap agreements	—	398,756	—	—
Unrealized depreciation on OTC swap agreements	—	46,793	—	—
Variation margin payable on centrally cleared swaps	—	348,425	—	—
Cash received as collateral for OTC derivatives (Note 2)	—	2,263,000	—	—
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	780,000	—	—
Payable for investment management fees	903,921	379,632	67,114	445,834
Payable for administrative fees	150,652	86,444	11,185	69,661
Payable for distribution and shareholder service fees	97,087	151,536	920	18,186
Payable to trustees under the deferred compensation plan (Note 6)	37,722	15,857	3,173	16,540
Payable for trustee fees	9,046	5,285	648	4,242
Other accrued expenses and liabilities	311,197	237,652	17,367	99,762
Written options, at fair value^	—	239,606	—	—
Total liabilities	67,643,430	178,259,623	39,980,326	17,814,700
NET ASSETS	$1,827,253,844	$1,049,919,142	$137,369,551	$854,604,805
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$989,084,859	$988,905,505	$138,010,361	$428,643,907
Undistributed net investment income	37,568,526	27,052,748	2,662,412	1,407,647
Accumulated net realized gain (loss)	99,500,215	8,480,458	(14,772,101)	121,941,984
Net unrealized appreciation	701,100,244	25,480,431	11,468,879	302,611,267
NET ASSETS	$1,827,253,844	$1,049,919,142	$137,369,551	$854,604,805
+ Including securities loaned at value	$59,418,683	$869,125	$—	$14,803,906
* Cost of investments in securities	$1,120,737,778	$865,181,649	$120,443,806	$550,674,795
** Cost of short-term investments	$69,912,940	$246,630,265	$4,689,892	$17,069,945
*** Cost of foreign currencies	$1,306,643	$1,834,723	$—	$—
^ Premiums received on written options	$—	$869,800	$—	$—

See Accompanying Notes to Financial Statements

11

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	VY Oppenheimer Global Portfolio	VY PIMCO Bond Portfolio	VY Pioneer High Yield Portfolio	VY T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV:
Net assets	$107,664,251	$178,343,336	n/a	$27,909,132
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	5,638,824	15,308,660	n/a	2,410,816
Net asset value and redemption price per share	$19.09	$11.65	n/a	$11.58
Class I:
Net assets	$1,468,270,907	$495,853,355	$132,822,172	$794,513,660
Shares authorized	250,000,000	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	74,236,401	41,316,627	10,352,775	64,940,427
Net asset value and redemption price per share	$19.78	$12.00	$12.83	$12.23
Class S:
Net assets	$246,770,866	$373,235,625	$4,547,379	$29,468,956
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,867,251	31,464,382	354,842	2,461,131
Net asset value and redemption price per share	$19.18	$11.86	$12.82	$11.97
Class S2:
Net assets	$4,547,820	$2,486,826	n/a	$2,713,057
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	242,062	215,024	n/a	234,287
Net asset value and redemption price per share	$18.79	$11.57	n/a	$11.58

See Accompanying Notes to Financial Statements

12

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	VY T. Rowe Price Growth Equity Portfolio	VY Templeton Foreign Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$1,579,531,718	$958,715,072
Short-term investments at fair value**	23,585,069	13,085,924
Total investments at fair value	$1,603,116,787	$971,800,996
Cash	1,504,447	30,440,078
Foreign currencies at value***	47,215	1,179,701
Receivables:
Investment securities sold	3,236,379	624,747
Fund shares sold	6,198,610	1,466,362
Dividends	418,911	2,656,540
Interest	11	100
Foreign tax reclaims	70,650	2,064,996
Prepaid expenses	6,170	4,344
Reimbursement due from manager	—	11,908
Other assets	24,030	39,350
Total assets	1,614,623,210	1,010,289,122
LIABILITIES:
Payable for investment securities purchased	999,598	779,149
Payable for fund shares redeemed	10,582,230	28,763
Payable upon receipt of securities loaned	16,999,423	13,085,924
Payable for investment management fees	765,338	638,940
Payable for administrative fees	129,497	82,452
Payable for distribution and shareholder service fees	141,550	164,049
Payable to trustees under the deferred compensation plan (Note 6)	24,030	39,350
Payable for trustee fees	7,897	4,959
Other accrued expenses and liabilities	147,574	279,171
Total liabilities	29,797,137	15,102,757
NET ASSETS	$1,584,826,073	$995,186,365
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$827,245,631	$890,203,325
Undistributed net investment income/Accumulated net investment loss	(736,549)	48,166,058
Accumulated net realized gain (loss)	230,242,209	(204,587,822)
Net unrealized appreciation	528,074,782	261,404,804
NET ASSETS	$1,584,826,073	$995,186,365
+ Including securities loaned at value	$16,647,061	$12,459,478
* Cost of investments in securities	$1,051,458,903	$697,347,412
** Cost of short-term investments	$23,585,069	$13,085,924
*** Cost of foreign currencies	$46,956	$1,176,763

See Accompanying Notes to Financial Statements

13

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	VY T. Rowe Price Growth Equity Portfolio	VY Templeton Foreign Equity Portfolio
Class ADV:
Net assets	$168,791,091	$47,159,639
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,913,115	3,474,980
Net asset value and redemption price per share	$88.23	$13.57
Class I:
Net assets	$1,060,763,572	$252,172,665
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	11,601,663	18,340,959
Net asset value and redemption price per share	$91.43	$13.75
Class S:
Net assets	$351,716,078	$693,654,383
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	3,915,813	50,876,476
Net asset value and redemption price per share	$89.82	$13.63
Class S2:
Net assets	$3,555,332	$2,199,678
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	40,095	162,097
Net asset value and redemption price per share	$88.67	$13.57

See Accompanying Notes to Financial Statements

14

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	Voya Global Bond Portfolio	VY American Century Small-Mid Cap Value Portfolio	VY Baron Growth Portfolio	VY Columbia Contrarian Core Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,901	$4,170,941	$10,603,030	$3,533,849
Interest, net of foreign taxes withheld*	4,843,726	—	—	171
Dividends from affiliated underlying funds	2,407,736	—	—	—
Securities lending income, net	4,153	13,122	—	—
Total investment income	7,263,516	4,184,063	10,603,030	3,534,020
EXPENSES:
Investment management fees	808,925	1,910,397	4,747,022	1,411,061
Distribution and shareholder service fees:
Class ADV	86,081	245,793	273,051	39,698
Class S	67,716	143,020	931,562	407,707
Class S2	—	16,119	16,067	—
Transfer agent fees	246	507	778	383
Administrative service fees	161,784	194,567	560,364	176,381
Shareholder reporting expense	26,100	17,055	50,530	20,763
Registration fees	—	—	—	181
Professional fees	17,381	19,775	49,810	18,274
Custody and accounting expense	39,870	61,614	59,023	20,016
Trustee fees	4,894	5,885	16,950	5,335
Clearing house fees (Note 2)	21,241	—	—	—
Miscellaneous expense	4,045	6,672	17,142	6,711
Interest expense	489	85	1,817	135
Total expenses	1,238,772	2,621,489	6,724,116	2,106,645
Net waived and reimbursed fees	(91,484)	(539,520)	(3,213)	(453,885)
Brokerage commission recapture	—	—	(1,490)	(22,748)
Net expenses	1,147,288	2,081,969	6,719,413	1,630,012
Net investment income	6,116,228	2,102,094	3,883,617	1,904,008
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,978,228	30,879,051	42,293,510	14,616,480
Foreign currency related transactions	440,575	(44,706)	(63,229)	1,350
Futures	(1,446,687)	—	—	—
Swaps	(109,626)	—	—	—
Sale of affiliated underlying funds	(95,122)	—	—	—
Written options	(166,187)	—	—	—
Net realized gain	1,601,181	30,834,345	42,230,281	14,617,830
Net change in unrealized appreciation (depreciation) on:
Investments	4,839,360	(1,983,017)	(39,931,242)	5,844,002
Affiliated underlying funds	5,034,999	—	—	—
Foreign currency related transactions	(799,686)	(30,107)	30,403	1,183
Futures	(116,141)	—	—	—
Swaps	739,699	—	—	—
Written options	243	—	—	—
Net change in unrealized appreciation (depreciation)	9,698,474	(2,013,124)	(39,900,839)	5,845,185
Net realized and unrealized gain	11,299,655	28,821,221	2,329,442	20,463,015
Increase in net assets resulting from operations	$17,415,883	$30,923,315	$6,213,059	$22,367,023
* Foreign taxes withheld	$43	$18,066	$16,023	$10,638

See Accompanying Notes to Financial Statements

15

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	VY Columbia Small Cap Value II Portfolio	VY Invesco Comstock Portfolio	VY Invesco Equity and Income Portfolio	VY JPMorgan Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,258,417	$7,799,738	$13,056,218	$5,824,589
Interest	—	—	3,463,652	—
Securities lending income, net	—	37,516	—	40,981
Total investment income	1,258,417	7,837,254	16,519,870	5,865,570
EXPENSES:
Investment management fees	723,753	1,632,040	3,117,121	2,556,397
Distribution and shareholder service fees:
Class ADV	32,728	93,353	85,041	199,949
Class S	193,866	464,876	332,120	459,469
Class S2	3,056	—	748,474	12,560
Transfer agent fees	249	513	673	245
Administrative service fees	96,500	272,004	577,355	355,144
Shareholder reporting expense	11,996	24,677	41,946	28,779
Registration fees	—	—	543	—
Professional fees	12,316	22,918	45,088	33,807
Custody and accounting expense	10,243	35,523	58,617	30,598
Trustee fees	2,919	8,228	17,464	10,743
Miscellaneous expense	5,109	4,629	8,912	8,459
Interest expense	—	—	—	67
Total expenses	1,092,735	2,558,761	5,033,354	3,696,217
Net waived and reimbursed fees	(24,771)	(38,398)	(332,040)	(2,512)
Brokerage commission recapture	(7,269)	(5,854)	(14,626)	(5,050)
Net expenses	1,060,695	2,514,509	4,686,688	3,688,655
Net investment income	197,722	5,322,745	11,833,182	2,176,915
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,630,416	14,031,364	67,320,463	49,995,911
Foreign currency related transactions	—	36,532	(717,203)	—
Net realized gain	9,630,416	14,067,896	66,603,260	49,995,911
Net change in unrealized appreciation (depreciation) on:
Investments	(75,230)	20,553,018	(879,890)	4,020,253
Foreign currency related transactions	—	(708,148)	(64,506)	—
Net change in unrealized appreciation (depreciation)	(75,230)	19,844,870	(944,396)	4,020,253
Net realized and unrealized gain	9,555,186	33,912,766	65,658,864	54,016,164
Increase in net assets resulting from operations	$9,752,908	$39,235,511	$77,492,046	$56,193,079
* Foreign taxes withheld	$653	$187,037	$212,701	$6,164

See Accompanying Notes to Financial Statements

16

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	VY Oppenheimer Global Portfolio	VY PIMCO Bond Portfolio	VY Pioneer High Yield Portfolio	VY T. Rowe Price Diversified Mid Cap Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$24,170,566	$127,500	$212,765	$4,407,817
Interest, net of foreign taxes withheld*	—	9,837,769	3,185,178	—
Securities lending income, net	1,019,794	6,415	—	194,192
Total investment income	25,190,360	9,971,684	3,397,943	4,602,009
EXPENSES:
Investment management fees	5,383,285	2,306,139	385,789	2,692,711
Distribution and shareholder service fees:
Class ADV	255,272	452,583	—	68,284
Class S	307,105	481,879	4,921	36,210
Class S2	11,038	6,821	—	4,003
Transfer agent fees	693	739	321	577
Administrative service fees	897,203	524,117	64,297	420,733
Shareholder reporting expense	96,031	59,765	12,899	42,535
Professional fees	83,742	49,066	10,192	40,453
Custody and accounting expense	210,054	106,220	9,150	40,215
Trustee fees	27,139	15,854	1,946	12,727
Miscellaneous expense	36,649	20,509	3,216	13,555
Interest expense	300	632	—	183
Total expenses	7,308,511	4,024,324	492,731	3,372,186
Net waived and reimbursed fees	(2,208)	(35,982)	(30,688)	(68,221)
Brokerage commission recapture	—	—	(10)	(20)
Net expenses	7,306,303	3,988,342	462,033	3,303,945
Net investment income	17,884,057	5,983,342	2,935,910	1,298,064
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	88,611,662	2,540,367	2,717,295	64,990,912
Foreign currency related transactions	(92,883)	(1,625,059)	—	—
Futures	—	3,695,891	—	—
Swaps	—	(86,978)	—	—
Written options	—	1,556,161	—	—
Net realized gain	88,518,779	6,080,382	2,717,295	64,990,912
Net change in unrealized appreciation (depreciation) on:
Investments	(24,312,374)	21,510,898	1,609,991	(27,033,905)
Foreign currency related transactions	29,828	1,172,437	—	—
Futures	—	3,021,255	—	—
Swaps	—	(3,633,976)	—	—
Written options	—	337,162	—	—
Sales commitments	—	(8,437)	—	—
Unfunded commitments	—	—	(9,579)	—
Net change in unrealized appreciation (depreciation)	(24,282,546)	22,399,339	1,600,412	(27,033,905)
Net realized and unrealized gain	64,236,233	28,479,721	4,317,707	37,957,007
Increase in net assets resulting from operations	$82,120,290	$34,463,063	$7,253,617	$39,255,071
* Foreign taxes withheld	$2,224,548	$5	$—	$17,121

See Accompanying Notes to Financial Statements

17

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	VY T. Rowe Price Growth Equity Portfolio	VY Templeton Foreign Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,797,594	$30,992,254
Interest	85	1,166
Securities lending income, net	49,478	613,402
Total investment income	5,847,157	31,606,822
EXPENSES:
Investment management fees	4,699,529	3,812,291
Distribution and shareholder service fees:
Class ADV	409,463	115,275
Class S	450,130	857,878
Class S2	7,778	5,208
Transfer agent fees	844	799
Administrative service fees	783,246	491,772
Shareholder reporting expense	69,425	54,300
Professional fees	60,313	53,358
Custody and accounting expense	90,516	164,637
Trustee fees	23,692	14,876
Miscellaneous expense	20,854	39,215
Total expenses	6,615,790	5,609,609
Net waived and reimbursed fees	(51,124)	(83,345)
Brokerage commission recapture	(4,440)	(7,125)
Net expenses	6,560,226	5,519,139
Net investment income (loss)	(713,069)	26,087,683
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	123,944,063	16,403,221
Foreign currency related transactions	11,161	(45,539)
Net realized gain	123,955,224	16,357,682
Net change in unrealized appreciation (depreciation) on:
Investments	(85,200,819)	(5,408,188)
Foreign currency related transactions	687	23,322
Net change in unrealized appreciation (depreciation)	(85,200,132)	(5,384,866)
Net realized and unrealized gain	38,755,092	10,972,816
Increase in net assets resulting from operations	$38,042,023	$37,060,499
* Foreign taxes withheld	$45,929	$2,385,527

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Global Bond Portfolio		VY American Century Small-Mid Cap Value Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$6,116,228	$12,974,270	$2,102,094	$3,928,854
Net realized gain (loss)	1,601,181	(14,219,264)	30,834,345	48,961,915
Net change in unrealized appreciation (depreciation)	9,698,474	(15,422,390)	(2,013,124)	36,040,670
Increase (decrease) in net assets resulting from operations	17,415,883	(16,667,384)	30,923,315	88,931,439
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(600,291)	—	(846,042)
Class I	—	(5,646,889)	—	(1,919,069)
Class S	—	(1,081,288)	—	(1,170,027)
Class S2	—	—	—	(61,758)
Net realized gains:
Class ADV	—	(940,032)	—	(2,634,779)
Class I	—	(6,967,495)	—	(4,706,295)
Class S	—	(1,541,554)	—	(3,356,449)
Class S2	—	—	—	(175,625)
Total distributions	—	(16,777,549)	—	(14,870,044)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,729,898	17,012,681	23,914,571	87,468,119
Reinvestment of distributions	—	16,777,549	—	14,870,044
	8,729,898	33,790,230	23,914,571	102,338,163
Cost of shares redeemed	(26,009,906)	(85,106,669)	(46,654,203)	(47,129,026)
Net increase (decrease) in net assets resulting from capital share transactions	(17,280,008)	(51,316,439)	(22,739,632)	55,209,137
Net increase (decrease) in net assets	135,875	(84,761,372)	8,183,683	129,270,532
NET ASSETS:
Beginning of year or period	326,047,343	410,808,715	389,326,861	260,056,329
End of year or period	$326,183,218	$326,047,343	$397,510,544	$389,326,861
Undistributed net investment income at end of year or period	$8,686,210	$2,569,982	$6,266,000	$4,163,906

 See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)

	VY Baron Growth Portfolio		VY Columbia Contrarian Core Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$3,883,617	$1,289,244	$1,904,008	$2,794,827
Net realized gain	42,230,281	16,009,927	14,617,830	108,685,285
Net change in unrealized appreciation (depreciation)	(39,900,839)	301,703,291	5,845,185	(5,498,114)
Increase in net assets resulting from operations	6,213,059	319,002,462	22,367,023	105,981,998
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,036,739)	—	(154,462)
Class I	—	(3,206,034)	—	(161,392)
Class S	—	(8,748,816)	—	(4,158,860)
Class S2	—	(44,207)	—	—
Net realized gains:
Class ADV	—	(3,428,414)	—	—
Class I	—	(8,293,121)	—	—
Class S	—	(26,022,180)	—	—
Class S2	—	(121,178)	—	—
Total distributions	—	(50,900,689)	—	(4,474,714)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	41,863,019	198,618,560	20,843,268	19,752,594
Reinvestment of distributions	—	50,900,689	—	4,474,714
	41,863,019	249,519,249	20,843,268	24,227,308
Cost of shares redeemed	(114,989,794)	(115,958,521)	(22,873,979)	(147,191,999)
Net increase (decrease) in net assets resulting from capital share transactions	(73,126,775)	133,560,728	(2,030,711)	(122,964,691)
Net increase (decrease) in net assets	(66,913,716)	401,662,501	20,336,312	(21,457,407)
NET ASSETS:
Beginning of year or period	1,185,806,419	784,143,918	354,003,529	375,460,936
End of year or period	$1,118,892,703	$1,185,806,419	$374,339,841	$354,003,529
Undistributed net investment income at end of year or period	$4,614,475	$730,858	$4,704,648	$2,800,640

See Accompanying Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)

	VY Columbia Small Cap Value II Portfolio		VY Invesco Comstock Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$197,722	$641,838	$5,322,745	$4,662,985
Net realized gain	9,630,416	21,846,835	14,067,896	22,548,167
Net change in unrealized appreciation (depreciation)	(75,230)	37,616,672	19,844,870	92,683,516
Increase in net assets resulting from operations	9,752,908	60,105,345	39,235,511	119,894,668
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(83,440)	—	(190,257)
Class I	—	(186,643)	—	(574,039)
Class S	—	(1,171,365)	—	(2,566,247)
Class S2	—	(5,701)	—	—
Total distributions	—	(1,447,149)	—	(3,330,543)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,815,328	22,350,244	139,580,893	87,552,396
Reinvestment of distributions	—	1,447,149	—	3,330,543
	18,815,328	23,797,393	139,580,893	90,882,939
Cost of shares redeemed	(20,005,022)	(43,062,349)	(40,694,081)	(75,776,067)
Net increase (decrease) in net assets resulting from capital share transactions	(1,189,694)	(19,264,956)	98,886,812	15,106,872
Net increase in net assets	8,563,214	39,393,240	138,122,323	131,670,997
NET ASSETS:
Beginning of year or period	198,593,837	159,200,597	462,815,074	331,144,077
End of year or period	$207,157,051	$198,593,837	$600,937,397	$462,815,074
Undistributed net investment income at end of year or period	$836,179	$638,457	$5,446,571	$123,826

See Accompanying Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)

	VY Invesco Equity and Income Portfolio		VY JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$11,833,182	$12,968,470	$2,176,915	$4,342,953
Net realized gain	66,603,260	68,789,082	49,995,911	42,136,697
Net change in unrealized appreciation (depreciation)	(944,396)	94,077,907	4,020,253	119,306,493
Increase in net assets resulting from operations	77,492,046	175,835,459	56,193,079	165,786,143
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(311,510)	—	(291,149)
Class I	—	(7,442,530)	—	(1,981,813)
Class S	—	(3,031,362)	—	(2,076,797)
Class S2	—	(45,616)	—	(23,629)
Net realized gains:
Class ADV	—	—	—	(2,239,527)
Class I	—	—	—	(7,940,923)
Class S	—	—	—	(11,816,155)
Class S2	—	—	—	(125,065)
Total distributions	—	(10,831,018)	—	(26,495,058)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,246,712	67,764,176	32,602,264	195,238,623
Proceeds from shares issued in merger (Note 14)	512,696,491	—	—	—
Reinvestment of distributions	—	10,831,018	—	26,495,058
	535,943,203	78,595,194	32,602,264	221,733,681
Cost of shares redeemed	(94,315,967)	(92,990,677)	(71,116,415)	(105,071,594)
Net increase (decrease) in net assets resulting from capital share transactions	441,627,236	(14,395,483)	(38,514,151)	116,662,087
Net increase in net assets	519,119,282	150,608,958	17,678,928	255,953,172
NET ASSETS:
Beginning of year or period	870,366,364	719,757,406	720,853,535	464,900,363
End of year or period	$1,389,485,646	$870,366,364	$738,532,463	$720,853,535
Undistributed net investment income at end of year or period	$14,525,677	$2,692,495	$2,771,024	$594,109

See Accompanying Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)

	VY Oppenheimer Global Portfolio		VY PIMCO Bond Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$17,884,057	$19,979,393	$5,983,342	$14,155,152
Net realized gain	88,518,779	75,561,729	6,080,382	10,677,075
Net change in unrealized appreciation (depreciation)	(24,282,546)	316,702,862	22,399,339	(47,816,828)
Increase (decrease) in net assets resulting from operations	82,120,290	412,243,984	34,463,063	(22,984,601)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(894,142)	—	(6,567,664)
Class I	—	(18,995,765)	—	(15,766,401)
Class S	—	(2,687,717)	—	(15,055,758)
Class S2	—	(34,018)	—	(128,227)
Net realized gains:
Class ADV	—	—	—	(1,410,960)
Class I	—	—	—	(2,972,925)
Class S	—	—	—	(3,086,507)
Class S2	—	—	—	(26,340)
Total distributions	—	(22,611,642)	—	(45,014,782)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	28,511,500	83,642,544	175,990,948	77,301,188
Reinvestment of distributions	—	22,611,642	—	45,014,782
	28,511,500	106,254,186	175,990,948	122,315,970
Cost of shares redeemed	(124,787,617)	(249,508,943)	(134,806,475)	(381,247,330)
Net increase (decrease) in net assets resulting from capital share transactions	(96,276,117)	(143,254,757)	41,184,473	(258,931,360)
Net increase (decrease) in net assets	(14,155,827)	246,377,585	75,647,536	(326,930,743)
NET ASSETS:
Beginning of year or period	1,841,409,671	1,595,032,086	974,271,606	1,301,202,349
End of year or period	$1,827,253,844	$1,841,409,671	$1,049,919,142	$974,271,606
Undistributed net investment income at end of year or period	$37,568,526	$19,684,469	$27,052,748	$21,069,406

See Accompanying Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)

	VY Pioneer High Yield Portfolio		VY T. Rowe Price Diversified Mid Cap Growth Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$2,935,910	$5,697,918	$1,298,064	$1,189,577
Net realized gain	2,717,295	6,370,439	64,990,912	57,251,002
Net change in unrealized appreciation (depreciation)	1,600,412	1,367,151	(27,033,905)	177,187,171
Increase in net assets resulting from operations	7,253,617	13,435,508	39,255,071	235,627,750
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(40,912)
Class I	(2,832,937)	(5,470,673)	—	(2,130,268)
Class S	(84,559)	(194,214)	—	(34,360)
Class S2	—	—	—	(1,695)
Net realized gains:
Class ADV	—	—	—	(294,669)
Class I	—	—	—	(8,344,464)
Class S	—	—	—	(247,478)
Class S2	—	—	—	(12,207)
Total distributions	(2,917,496)	(5,664,887)	—	(11,106,053)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,589,393	30,207,910	7,309,993	23,862,804
Reinvestment of distributions	2,917,496	5,664,887	—	11,106,053
	19,506,889	35,872,797	7,309,993	34,968,857
Cost of shares redeemed	(8,921,533)	(30,166,878)	(53,532,670)	(107,355,802)
Net increase (decrease) in net assets resulting from capital share transactions	10,585,356	5,705,919	(46,222,677)	(72,386,945)
Net increase (decrease) in net assets	14,921,477	13,476,540	(6,967,606)	152,134,752
NET ASSETS:
Beginning of year or period	122,448,074	108,971,534	861,572,411	709,437,659
End of year or period	$137,369,551	$122,448,074	$854,604,805	$861,572,411
Undistributed net investment income at end of year or period	$2,662,412	$2,643,998	$1,407,647	$109,583

See Accompanying Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)

	VY T. Rowe Price Growth Equity Portfolio		VY Templeton Foreign Equity Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income (loss)	$(713,069)	$(1,741,555)	$26,087,683	$21,470,579
Net realized gain	123,955,224	167,075,009	16,357,682	17,748,664
Net change in unrealized appreciation (depreciation)	(85,200,132)	286,456,516	(5,384,866)	141,212,844
Increase in net assets resulting from operations	38,042,023	451,789,970	37,060,499	180,432,087
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(27,617)	—	(496,780)
Class I	—	(186,027)	—	(3,974,225)
Class S	—	(53,639)	—	(8,964,292)
Class S2	—	(401)	—	(23,884)
Total distributions	—	(267,684)	—	(13,459,181)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	105,485,083	224,580,393	13,923,078	78,004,394
Reinvestment of distributions	—	267,684	—	13,459,181
	105,485,083	224,848,077	13,923,078	91,463,575
Cost of shares redeemed	(163,549,478)	(226,784,671)	(91,673,633)	(285,029,060)
Net decrease in net assets resulting from capital share transactions	(58,064,395)	(1,936,594)	(77,750,555)	(193,565,485)
Net increase (decrease) in net assets	(20,022,372)	449,585,692	(40,690,056)	(26,592,579)
NET ASSETS:
Beginning of year or period	1,604,848,445	1,155,262,753	1,035,876,421	1,062,469,000
End of year or period	$1,584,826,073	$1,604,848,445	$995,186,365	$1,035,876,421
Undistributed (distributions in excess of) net investment income/Accumulated net investment loss	$(736,549)	$(23,480)	$48,166,058	$22,078,375

See Accompanying Notes to Financial Statements

25

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)		($)
Voya Global Bond Portfolio
Class ADV
06-30-14	10.35	0.18	•	0.37	0.55	—	—		—
12-31-13	11.35	0.33	•	(0.85)	(0.52)	0.19	0.29		—
12-31-12	11.22	0.41	•	0.39	0.80	0.67	—		—
12-31-11	11.67	0.44	•	(0.04)	0.40	0.85	—		—
12-31-10	10.45	0.70	•	0.88	1.58	0.36	—		—
12-31-09	8.84	0.40		1.51	1.91	0.30	—		—
Class I
06-30-14	10.46	0.21	•	0.37	0.58	—	—		—
12-31-13	11.46	0.40	•	(0.87)	(0.47)	0.24	0.29		—
12-31-12	11.32	0.47	•	0.40	0.87	0.73	—		—
12-31-11	11.77	0.50	•	(0.05)	0.45	0.90	—		—
12-31-10	10.48	0.75		0.90	1.65	0.36	—		—
12-31-09	8.92	0.48	•	1.49	1.97	0.41	—		—
Class S
06-30-14	10.48	0.19	•	0.38	0.57	—	—		—
12-31-13	11.48	0.37	•	(0.87)	(0.50)	0.21	0.29		—
12-31-12	11.33	0.47	•	0.37	0.84	0.69	—		—
12-31-11	11.76	0.47	•	(0.04)	0.43	0.86	—		—
12-31-10	10.50	0.74	•	0.88	1.62	0.36	—		—
12-31-09	8.92	0.49	•	1.45	1.94	0.36	—		—
VY American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-14	14.79	0.06	•	1.11	1.17	—	—		—
12-31-13	11.76	0.12	•	3.49	3.61	0.14	0.44		—
12-31-12	11.08	0.18	•	1.53	1.71	0.12	0.91		—
12-31-11	11.63	0.12	•	(0.54)	(0.42)	0.13	0.00	*	—
12-31-10	9.65	0.15	•	1.93	2.08	0.10	—		—
12-31-09	7.23	0.14		2.39	2.53	0.11	—		—
Class I
06-30-14	15.30	0.10	•	1.15	1.25	—	—		—
12-31-13	12.12	0.19	•	3.61	3.80	0.18	0.44		—
12-31-12	11.38	0.24	•	1.58	1.82	0.17	0.91		—
12-31-11	11.91	0.18		(0.56)	(0.38)	0.15	0.00	*	—
12-31-10	9.86	0.20	•	1.98	2.18	0.13	—		—
12-31-09	7.38	0.17		2.47	2.64	0.16	—		—
Class S
06-30-14	15.16	0.08	•	1.14	1.22	—	—		—
12-31-13	12.03	0.15	•	3.57	3.72	0.15	0.44		—
12-31-12	11.30	0.19		1.59	1.78	0.14	0.91		—
12-31-11	11.82	0.15		(0.54)	(0.39)	0.13	0.00	*	—
12-31-10	9.80	0.14		1.99	2.13	0.11	—		—
12-31-09	7.34	0.16	•	2.44	2.60	0.14	—		—
Class S2
06-30-14	14.70	0.07	•	1.10	1.17	—	—		—
12-31-13	11.70	0.13	•	3.46	3.59	0.15	0.44		—
12-31-12	11.03	0.19	•	1.53	1.72	0.14	0.91		—
12-31-11	11.59	0.14	•	(0.55)	(0.41)	0.15	0.00	*	—
12-31-10	9.61	0.22	•	1.86	2.08	0.10	—		—
02-27-09(5) -12-31-09	5.84	0.14	•	3.79	3.93	0.16	—		—

					Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
Voya Global Bond Portfolio
Class ADV
06-30-14	—	—	10.90	5.31	1.17	1.11		1.11		3.37		35,605	163
12-31-13	0.48	—	10.35	(4.50)	1.19	1.08		1.08		3.09		34,155	394
12-31-12	0.67	—	11.35	7.36	1.18	1.02		1.02		3.61		34,927	487
12-31-11	0.85	—	11.22	3.26	1.16	1.02		1.02		3.73		30,299	590
12-31-10	0.36	—	11.67	15.22	1.04	1.02		1.02		6.27		30,887	117
12-31-09	0.30	—	10.45	21.66	1.04	1.01		1.01		4.79		20,170	136
Class I
06-30-14	—	—	11.04	5.54	0.67	0.61		0.61		3.88		234,737	163
12-31-13	0.53	—	10.46	(4.00)	0.69	0.58		0.58		3.65		237,646	394
12-31-12	0.73	—	11.46	7.91	0.68	0.52		0.52		4.09		309,348	487
12-31-11	0.90	—	11.32	3.70	0.66	0.52		0.52		4.22		330,477	590
12-31-10	0.36	—	11.77	15.86	0.54	0.52		0.52		6.82		386,383	117
12-31-09	0.41	—	10.48	22.14	0.54	0.53		0.53		4.99		334,527	136
Class S
06-30-14	—	—	11.05	5.44	0.92	0.86		0.86		3.63		55,840	163
12-31-13	0.50	—	10.48	(4.28)	0.94	0.83		0.83		3.39		54,246	394
12-31-12	0.69	—	11.48	7.65	0.93	0.77		0.77		4.05		66,533	487
12-31-11	0.86	—	11.33	3.51	0.91	0.77		0.77		3.97		67,103	590
12-31-10	0.36	—	11.76	15.54	0.79	0.77		0.77		6.57		93,346	117
12-31-09	0.36	—	10.50	21.85	0.79	0.76		0.76		5.04		97,596	136
VY American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-14	—	—	15.96	7.91	1.64	1.36		1.36		0.80		104,717	37
12-31-13	0.58	—	14.79	31.12	1.66	1.42		1.42		0.88		95,563	84
12-31-12	1.03	—	11.76	16.07	1.70	1.43		1.43		1.55		56,202	95
12-31-11	0.13	—	11.08	(3.47)	1.75	1.44		1.44		1.07		37,525	109
12-31-10	0.10	—	11.63	21.80	1.75	1.44	†	1.44	†	1.47	†	26,712	98
12-31-09	0.11	—	9.65	35.20	1.75	1.44	†	1.44	†	1.82	†	10,511	135
Class I
06-30-14	—	—	16.55	8.17	1.14	0.86		0.86		1.28		171,695	37
12-31-13	0.62	—	15.30	31.78	1.16	0.92		0.92		1.38		171,086	84
12-31-12	1.08	—	12.12	16.59	1.20	0.93		0.93		2.05		116,175	95
12-31-11	0.15	—	11.38	(2.97)	1.25	0.94		0.94		1.54		87,411	109
12-31-10	0.13	—	11.91	22.36	1.25	0.94	†	0.94	†	1.92	†	91,413	98
12-31-09	0.16	—	9.86	36.02	1.25	0.94	†	0.94	†	2.28	†	51,654	135
Class S
06-30-14	—	—	16.38	8.05	1.39	1.11		1.11		1.03		114,470	37
12-31-13	0.59	—	15.16	31.36	1.41	1.17		1.17		1.12		116,117	84
12-31-12	1.05	—	12.03	16.35	1.45	1.18		1.18		1.76		84,475	95
12-31-11	0.13	—	11.30	(3.16)	1.50	1.19		1.19		1.28		72,824	109
12-31-10	0.11	—	11.82	22.02	1.50	1.19	†	1.19	†	1.68	†	75,285	98
12-31-09	0.14	—	9.80	35.68	1.50	1.19	†	1.19	†	2.03	†	53,596	135
Class S2
06-30-14	—	—	15.87	7.96	1.64	1.26		1.26		0.88		6,629	37
12-31-13	0.59	—	14.70	31.15	1.66	1.32		1.32		0.98		6,560	84
12-31-12	1.05	—	11.70	16.24	1.70	1.33		1.33		1.68		3,205	95
12-31-11	0.15	—	11.03	(3.33)	1.75	1.34		1.34		1.26		1,891	109
12-31-10	0.10	—	11.59	21.87	1.75	1.34	†	1.34	†	2.01	†	326	98
02-27-09(5) -12-31-09	0.16	—	9.61	67.61	1.75	1.34	†	1.34	†	2.06	†	5	135

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY Baron Growth Portfolio
Class ADV
06-30-14	29.66	0.05	•	0.13	0.18	—	—	—
12-31-13	22.53	(0.04	)•	8.55	8.51	0.32	1.06	—
12-31-12	18.87	0.30	•	3.36	3.66	—	—	—
12-31-11	18.52	(0.19)		0.54	0.35	—	—	—
12-31-10	14.67	(0.10)		3.95	3.85	—	—	—
12-31-09	10.88	(0.12)		3.91	3.79	—	—	—
Class I
06-30-14	31.49	0.14	•	0.13	0.27	—	—	—
12-31-13	23.80	0.10	•	9.06	9.16	0.41	1.06	—
12-31-12	19.84	0.43	•	3.53	3.96	—	—	—
12-31-11	19.37	(0.10	)•	0.57	0.47	—	—	—
12-31-10	15.27	(0.03)		4.13	4.10	—	—	—
12-31-09	11.27	(0.07)		4.07	4.00	—	—	—
Class S
06-30-14	30.60	0.10	•	0.13	0.23	—	—	—
12-31-13	23.18	0.01		8.83	8.84	0.36	1.06	—
12-31-12	19.37	0.35	•	3.46	3.81	—	—	—
12-31-11	18.95	(0.14	)•	0.56	0.42	—	—	—
12-31-10	14.98	(0.07)		4.04	3.97	—	—	—
12-31-09	11.08	(0.09)		3.99	3.90	—	—	—
Class S2
06-30-14	29.75	0.06	•	0.14	0.20	—	—	—
12-31-13	22.62	(0.03	)•	8.61	8.58	0.39	1.06	—
12-31-12	18.93	0.36	•	3.33	3.69	—	—	—
12-31-11	18.55	(0.13	)•	0.51	0.38	—	—	—
12-31-10	14.69	(0.09)		3.95	3.86	—	—	—
02-27-09(5) -12-31-09	9.31	(0.10)		5.48	5.38	—	—	—
VY Columbia Contrarian Core Portfolio
Class ADV
06-30-14	24.56	0.10	•	1.43	1.53	—	—	—
12-31-13	18.49	0.11		6.23	6.34	0.27	—	—
12-31-12	16.53	0.15		1.83	1.98	0.02	—	—
12-31-11	17.57	0.05	•	(0.93)	(0.88)	0.16	—	—
12-31-10	15.77	0.05	•	1.80	1.85	0.05	—	—
12-31-09	12.02	0.04	•	3.71	3.75	—	—	—
Class I
06-30-14	25.24	0.17	•	1.47	1.64	—	—	—
12-31-13	18.96	0.18	•	6.45	6.63	0.35	—	—
12-31-12	16.94	0.25	•	1.87	2.12	0.10	—	—
12-31-11	17.99	0.14		(0.97)	(0.83)	0.22	—	—
12-31-10	16.12	0.12	•	1.85	1.97	0.10	—	—
12-31-09	12.32	0.10	•	3.82	3.92	0.12	—	—
Class S
06-30-14	24.93	0.13	•	1.45	1.58	—	—	—
12-31-13	18.75	0.18	•	6.30	6.48	0.30	—	—
12-31-12	16.75	0.20	•	1.85	2.05	0.05	—	—
12-31-11	17.76	0.09	•	(0.93)	(0.84)	0.17	—	—
12-31-10	15.93	0.09		1.81	1.90	0.07	—	—
12-31-09	12.18	0.06		3.78	3.84	0.09	—	—

					Ratios to average net assets						Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000's)	(%)
VY Baron Growth Portfolio
Class ADV
06-30-14	—	—	29.84	0.61	1.48	1.48		1.48		0.37	113,535	8
12-31-13	1.38	—	29.66	38.50	1.49	1.49		1.49		(0.15)	110,486	8
12-31-12	—	—	22.53	19.40	1.52	1.52		1.52		1.45	61,428	15
12-31-11	—	—	18.87	1.89	1.58	1.58		1.58		(0.98)	54,052	14
12-31-10	—	—	18.52	26.24	1.58	1.58	†	1.58	†	(0.65)†	51,458	19
12-31-09	—	—	14.67	34.83	1.58	1.57		1.57		(1.07)	36,133	13
Class I
06-30-14	—	—	31.76	0.86	0.98	0.98		0.98		0.90	262,505	8
12-31-13	1.47	—	31.49	39.23	0.99	0.99		0.99		0.36	270,788	8
12-31-12	—	—	23.80	19.96	1.02	1.02		1.02		1.95	169,708	15
12-31-11	—	—	19.84	2.43	1.08	1.08		1.08		(0.51)	153,934	14
12-31-10	—	—	19.37	26.85	1.08	1.08	†	1.08	†	(0.17)†	231,264	19
12-31-09	—	—	15.27	35.49	1.08	1.07		1.07		(0.57)	184,220	13
Class S
06-30-14	—	—	30.83	0.75	1.23	1.23		1.23		0.67	736,236	8
12-31-13	1.42	—	30.60	38.85	1.24	1.24		1.24		0.09	798,221	8
12-31-12	—	—	23.18	19.67	1.27	1.27		1.27		1.65	551,582	15
12-31-11	—	—	19.37	2.22	1.33	1.31		1.31		(0.72)	526,672	14
12-31-10	—	—	18.95	26.50	1.33	1.31	†	1.31	†	(0.41)†	560,004	19
12-31-09	—	—	14.98	35.20	1.33	1.30		1.30		(0.80)	466,746	13
Class S2
06-30-14	—	—	29.95	0.67	1.48	1.38		1.38		0.44	6,616	8
12-31-13	1.45	—	29.75	38.68	1.49	1.39		1.39		(0.11)	6,312	8
12-31-12	—	—	22.62	19.49	1.52	1.42		1.42		1.70	1,427	15
12-31-11	—	—	18.93	2.05	1.58	1.48		1.48		(0.68)	339	14
12-31-10	—	—	18.55	26.28	1.58	1.48	†	1.48	†	(0.58)†	6	19
02-27-09(5) -12-31-09	—	—	14.69	57.79	1.58	1.47		1.47		(0.97)	5	13
VY Columbia Contrarian Core Portfolio
Class ADV
06-30-14	—	—	26.09	6.23	1.44	1.18		1.17		0.83	16,945	40
12-31-13	0.27	—	24.56	34.42	1.46	1.24		1.23		0.55	15,554	128
12-31-12	0.02	—	18.49	11.99	1.44	1.25		1.25		0.86	10,347	20
12-31-11	0.16	—	16.53	(4.92)	1.40	1.38		1.38		0.31	9,266	12
12-31-10	0.05	—	17.57	11.79	1.40	1.38		1.38		0.30	8,442	15
12-31-09	—	—	15.77	31.20	1.40	1.39		1.39		0.31	4,844	23
Class I
06-30-14	—	—	26.88	6.50	0.94	0.68		0.67		1.34	11,207	40
12-31-13	0.35	—	25.24	35.18	0.96	0.74		0.72		0.87	10,991	128
12-31-12	0.10	—	18.96	12.56	0.94	0.75		0.75		1.37	92,694	20
12-31-11	0.22	—	16.94	(4.52)	0.90	0.88		0.88		0.80	109,831	12
12-31-10	0.10	—	17.99	12.33	0.90	0.88		0.88		0.74	143,679	15
12-31-09	0.12	—	16.12	31.96	0.90	0.89		0.89		0.76	165,713	23
Class S
06-30-14	—	—	26.51	6.34	1.19	0.93		0.92		1.08	346,188	40
12-31-13	0.30	—	24.93	34.74	1.21	0.99		0.98		0.80	327,459	128
12-31-12	0.05	—	18.75	12.27	1.19	1.00		1.00		1.09	272,420	20
12-31-11	0.17	—	16.75	(4.63)	1.15	1.13		1.13		0.56	270,261	12
12-31-10	0.07	—	17.76	11.99	1.15	1.13		1.13		0.51	328,415	15
12-31-09	0.09	—	15.93	31.62	1.15	1.14		1.14		0.49	303,513	23

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY Columbia Small Cap Value II Portfolio
Class ADV
06-30-14	15.63	(0.00	)*•	0.76	0.76	—	—	—
12-31-13	11.28	0.01	•	4.44	4.45	0.10	—	—
12-31-12	9.92	0.06		1.33	1.39	0.03	—	—
12-31-11	10.29	(0.01)		(0.30)	(0.31)	0.06	—	—
12-31-10	8.36	0.02	•	2.04	2.06	0.13	—	—
12-31-09	6.78	0.05		1.59	1.64	0.06	—	—
Class I
06-30-14	15.99	0.04	•	0.78	0.82	—	—	—
12-31-13	11.51	0.08	•	4.54	4.62	0.14	—	—
12-31-12	10.10	0.12	•	1.35	1.47	0.06	—	—
12-31-11	10.44	0.03	•	(0.30)	(0.27)	0.07	—	—
12-31-10	8.46	0.06		2.06	2.12	0.14	—	—
12-31-09	6.85	0.07	•	1.65	1.72	0.11	—	—
Class S
06-30-14	15.92	0.02		0.77	0.79	—	—	—
12-31-13	11.46	0.05	•	4.52	4.57	0.11	—	—
12-31-12	10.06	0.10	•	1.33	1.43	0.03	—	—
12-31-11	10.39	0.03		(0.32)	(0.29)	0.04	—	—
12-31-10	8.41	0.04	•	2.06	2.10	0.12	—	—
12-31-09	6.82	0.06		1.62	1.68	0.09	—	—
Class S2
06-30-14	15.59	0.00	*•	0.77	0.77	—	—	—
12-31-13	11.24	0.02		4.43	4.45	0.10	—	—
12-31-12	9.90	0.07		1.32	1.39	0.05	—	—
12-31-11	10.27	0.04		(0.35)	(0.31)	0.06	—	—
12-31-10	8.33	0.03		2.03	2.06	0.12	—	—
02-27-09(5) -12-31-09	5.20	0.04	•	3.20	3.24	0.11	—	—
VY Invesco Comstock Portfolio
Class ADV
06-30-14	15.34	0.13	•	0.85	0.98	—	—	—
12-31-13	11.44	0.11		3.87	3.98	0.08	—	—
12-31-12	9.77	0.13		1.66	1.79	0.12	—	—
12-31-11	10.13	0.11		(0.35)	(0.24)	0.12	—	—
12-31-10	8.92	0.09		1.23	1.32	0.11	—	—
12-31-09	7.09	0.09		1.91	2.00	0.17	—	—
Class I
06-30-14	15.45	0.17	•	0.86	1.03	—	—	—
12-31-13	11.51	0.19		3.89	4.08	0.14	—	—
12-31-12	9.83	0.19	•	1.66	1.85	0.17	—	—
12-31-11	10.19	0.16		(0.35)	(0.19)	0.17	—	—
12-31-10	8.97	0.14		1.23	1.37	0.15	—	—
12-31-09	7.12	0.13	•	1.93	2.06	0.21	—	—
Class S
06-30-14	15.43	0.15	•	0.87	1.02	—	—	—
12-31-13	11.51	0.15		3.88	4.03	0.11	—	—
12-31-12	9.82	0.16	•	1.67	1.83	0.14	—	—
12-31-11	10.18	0.15		(0.37)	(0.22)	0.14	—	—
12-31-10	8.96	0.11		1.24	1.35	0.13	—	—
12-31-09	7.12	0.11		1.92	2.03	0.19	—	—

					Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
VY Columbia Small Cap Value II Portfolio
Class ADV
06-30-14	—	—	16.39	4.86	1.40	1.37		1.36		(0.04)		15,296	15
12-31-13	0.10	—	15.63	39.58	1.38	1.36		1.36		0.10		12,246	39
12-31-12	0.03	—	11.28	14.01	1.39	1.39		1.37		0.69		6,763	44
12-31-11	0.06	—	9.92	(2.96)	1.40	1.40		1.38		0.06		4,677	36
12-31-10	0.13	—	10.29	24.98	1.40	1.40	†	1.37	†	0.25	†	2,071	62
12-31-09	0.06	—	8.36	24.28	1.45	1.44	†	1.44	†	0.52	†	534	86
Class I
06-30-14	—	—	16.81	5.13	0.90	0.87		0.86		0.46		30,140	15
12-31-13	0.14	—	15.99	40.27	0.88	0.86		0.86		0.60		23,620	39
12-31-12	0.06	—	11.51	14.56	0.89	0.89		0.87		1.14		16,180	44
12-31-11	0.07	—	10.10	(2.48)	0.90	0.90		0.88		0.31		17,304	36
12-31-10	0.14	—	10.44	25.48	0.90	0.90	†	0.87	†	0.67	†	55,866	62
12-31-09	0.11	—	8.46	25.20	0.95	0.94	†	0.94	†	1.09	†	46,600	86
Class S
06-30-14	—	—	16.71	4.96	1.15	1.12		1.11		0.19		160,280	15
12-31-13	0.11	—	15.92	39.97	1.13	1.11		1.11		0.34		161,750	39
12-31-12	0.03	—	11.46	14.20	1.14	1.14		1.12		0.88		135,653	44
12-31-11	0.04	—	10.06	(2.69)	1.15	1.15		1.13		0.21		138,626	36
12-31-10	0.12	—	10.39	25.28	1.15	1.15	†	1.12	†	0.41	†	167,293	62
12-31-09	0.09	—	8.41	24.72	1.20	1.19	†	1.19	†	0.75	†	165,922	86
Class S2
06-30-14	—	—	16.36	4.94	1.40	1.27		1.26		0.06		1,442	15
12-31-13	0.10	—	15.59	39.68	1.38	1.26		1.26		0.19		978	39
12-31-12	0.05	—	11.24	14.07	1.39	1.29		1.27		0.76		604	44
12-31-11	0.06	—	9.90	(2.88)	1.40	1.30		1.28		0.49		436	36
12-31-10	0.12	—	10.27	25.04	1.40	1.30	†	1.27	†	0.29	†	6	62
02-27-09(5) -12-31-09	0.11	—	8.33	62.42	1.45	1.34	†	1.34	†	0.60	†	5	86
VY Invesco Comstock Portfolio
Class ADV
06-30-14	—	—	16.32	6.39	1.24	1.22		1.22		1.68		40,119	7
12-31-13	0.08	—	15.34	34.79	1.24	1.24		1.24		0.87		36,783	15
12-31-12	0.12	—	11.44	18.30	1.28	1.27		1.26		1.25		22,633	18
12-31-11	0.12	—	9.77	(2.32)	1.35	1.31		1.31		1.09		17,338	23
12-31-10	0.11	—	10.13	14.81	1.35	1.31	†	1.31	†	0.90	†	17,041	23
12-31-09	0.17	—	8.92	28.22	1.35	1.31		1.31		1.16		16,306	27
Class I
06-30-14	—	—	16.48	6.67	0.74	0.72		0.72		2.21		157,523	7
12-31-13	0.14	—	15.45	35.47	0.74	0.74		0.74		1.38		58,373	15
12-31-12	0.17	—	11.51	18.83	0.78	0.77		0.76		1.74		48,793	18
12-31-11	0.17	—	9.83	(1.81)	0.85	0.81		0.81		1.59		45,814	23
12-31-10	0.15	—	10.19	15.38	0.85	0.81	†	0.81	†	1.40	†	49,022	23
12-31-09	0.21	—	8.97	28.92	0.85	0.81		0.81		1.78		50,240	27
Class S
06-30-14	—	—	16.45	6.61	0.99	0.97		0.97		1.89		403,296	7
12-31-13	0.11	—	15.43	35.00	0.99	0.99		0.99		1.13		367,659	15
12-31-12	0.14	—	11.51	18.66	1.03	1.02		1.01		1.49		259,717	18
12-31-11	0.14	—	9.82	(2.09)	1.10	1.06		1.06		1.34		238,369	23
12-31-10	0.13	—	10.18	15.13	1.10	1.06	†	1.06	†	1.15	†	264,791	23
12-31-09	0.19	—	8.96	28.53	1.10	1.06		1.06		1.42		237,588	27

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY Invesco Equity and Income Portfolio
Class ADV
06-30-14	44.34	0.45	•	2.14	2.59	—	—	—
12-31-13	36.01	0.49	•	8.27	8.76	0.43	—	—
12-31-12	32.57	0.53	•	3.45	3.98	0.54	—	—
12-31-11	33.75	0.49	•	(1.04)	(0.55)	0.63	—	—
12-31-10	30.64	0.46	•	3.13	3.59	0.48	—	—
12-31-09	25.44	0.44	•	5.17	5.61	0.41	—	—
Class I
06-30-14	44.92	0.57	•	2.17	2.74	—	—	—
12-31-13	36.43	0.71	•	8.38	9.09	0.60	—	—
12-31-12	33.05	0.71	•	3.51	4.22	0.84	—	—
12-31-11	34.22	0.66	•	(1.05)	(0.39)	0.78	—	—
12-31-10	31.03	0.63	•	3.18	3.81	0.62	—	—
12-31-09	25.75	0.59	•	5.25	5.84	0.56	—	—
Class S
06-30-14	44.65	0.51	•	2.16	2.67	—	—	—
12-31-13	36.23	0.60	•	8.32	8.92	0.50	—	—
12-31-12	32.81	0.62	•	3.48	4.10	0.68	—	—
12-31-11	33.97	0.57	•	(1.04)	(0.47)	0.69	—	—
12-31-10	30.81	0.54	•	3.16	3.70	0.54	—	—
12-31-09	25.58	0.51	•	5.21	5.72	0.49	—	—
Class S2
06-30-14	44.13	0.22	•	2.38	2.60	—	—	—
12-31-13	35.87	0.54	•	8.24	8.78	0.52	—	—
12-31-12	32.52	0.56	•	3.45	4.01	0.66	—	—
12-31-11	33.70	0.52	•	(1.03)	(0.51)	0.67	—	—
12-31-10	30.62	0.50	•	3.12	3.62	0.54	—	—
02-27-09(5) -12-31-09	22.18	0.33		8.58	8.91	0.47	—	—
VY JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-14	20.96	0.03	•	1.63	1.66	—	—	—
12-31-13	16.57	0.06		5.07	5.13	0.08	0.66	—
12-31-12	13.91	0.09		2.65	2.74	0.08	—	—
12-31-11	13.78	0.07		0.15	0.22	0.09	—	—
12-31-10	11.30	0.07		2.48	2.55	0.07	—	—
12-31-09	9.24	0.12		2.21	2.33	0.11	0.16	—
Class I
06-30-14	21.27	0.09	•	1.66	1.75	—	—	—
12-31-13	16.79	0.16		5.14	5.30	0.16	0.66	—
12-31-12	14.08	0.17		2.69	2.86	0.15	—	—
12-31-11	13.95	0.15		0.13	0.28	0.15	—	—
12-31-10	11.42	0.14		2.52	2.66	0.13	—	—
12-31-09	9.33	0.17		2.23	2.40	0.15	0.16	—
Class S
06-30-14	21.14	0.06	•	1.65	1.71	—	—	—
12-31-13	16.70	0.11		5.11	5.22	0.12	0.66	—
12-31-12	14.01	0.13		2.67	2.80	0.11	—	—
12-31-11	13.88	0.11		0.14	0.25	0.12	—	—
12-31-10	11.37	0.11		2.50	2.61	0.10	—	—
12-31-09	9.29	0.15		2.22	2.37	0.13	0.16	—
Class S2
06-30-14	20.89	0.04	•	1.64	1.68	—	—	—
12-31-13	16.52	0.10	•	5.03	5.13	0.10	0.66	—
12-31-12	13.88	0.14	•	2.62	2.76	0.12	—	—
12-31-11	13.79	0.13	•	0.10	0.23	0.14	—	—
12-31-10	11.30	0.09		2.48	2.57	0.08	—	—
02-27-09(5) -12-31-09	7.54	0.12		3.92	4.04	0.12	0.16	—

					Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
VY Invesco Equity and Income Portfolio
Class ADV
06-30-14	—	—	46.93	5.84	1.17	1.14		1.14		2.02		35,908	68
12-31-13	0.43	—	44.34	24.33	1.18	1.15		1.15		1.19		32,942	37
12-31-12	0.54	—	36.01	12.23	1.18	1.15		1.15		1.52		19,776	27
12-31-11	0.63	—	32.57	(1.58)	1.15	1.15		1.15		1.46		22,313	20
12-31-10	0.48	—	33.75	11.77	1.15	1.15	†	1.15	†	1.44	†	14,995	38
12-31-09	0.41	—	30.64	22.06	1.13	1.13	†	1.12	†	1.66	†	10,735	74
Class I
06-30-14	—	—	47.66	6.10	0.67	0.64		0.64		2.51		569,392	68
12-31-13	0.60	—	44.92	24.96	0.68	0.65		0.65		1.70		561,393	37
12-31-12	0.84	—	36.43	12.79	0.68	0.65		0.65		2.01		499,847	27
12-31-11	0.78	—	33.05	(1.08)	0.65	0.65		0.65		1.93		530,983	20
12-31-10	0.62	—	34.22	12.32	0.65	0.65	†	0.65	†	1.96	†	594,282	38
12-31-09	0.56	—	31.03	22.69	0.63	0.63	†	0.62	†	2.16	†	572,527	74
Class S
06-30-14	—	—	47.32	5.98	0.92	0.89		0.89		2.28		268,879	68
12-31-13	0.50	—	44.65	24.64	0.93	0.90		0.90		1.45		271,953	37
12-31-12	0.68	—	36.23	12.52	0.93	0.90		0.90		1.76		198,595	27
12-31-11	0.69	—	32.81	(1.33)	0.90	0.90		0.90		1.67		205,145	20
12-31-10	0.54	—	33.97	12.05	0.90	0.90	†	0.90	†	1.71	†	240,865	38
12-31-09	0.49	—	30.81	22.37	0.88	0.88	†	0.87	†	1.91	†	217,798	74
Class S2
06-30-14	—	—	46.73	5.89	1.17	1.02		1.02		1.00		515,306	68
12-31-13	0.52	—	44.13	24.47	1.18	1.05		1.05		1.31		4,078	37
12-31-12	0.66	—	35.87	12.34	1.18	1.05		1.05		1.60		1,540	27
12-31-11	0.67	—	32.52	(1.48)	1.15	1.05		1.05		1.55		967	20
12-31-10	0.54	—	33.70	11.88	1.15	1.05	†	1.05	†	1.61	†	843	38
02-27-09(5) -12-31-09	0.47	—	30.62	40.18	1.13	1.03	†	1.02	†	1.65	†	4	74
VY JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-14	—	—	22.62	7.92	1.35	1.35		1.35		0.31		86,752	13
12-31-13	0.74	—	20.96	31.26	1.36	1.36		1.36		0.39		78,395	25
12-31-12	0.08	—	16.57	19.69	1.43	1.43		1.43		0.64		42,637	28
12-31-11	0.09	—	13.91	1.60	1.50	1.50		1.50		0.54		30,671	36
12-31-10	0.07	—	13.78	22.63	1.50	1.50	†	1.50	†	0.69	†	26,954	40
12-31-09	0.27	—	11.30	25.34	1.50	1.50	†	1.50	†	1.33	†	16,622	40
Class I
06-30-14	—	—	23.02	8.23	0.85	0.85		0.85		0.80		272,066	13
12-31-13	0.82	—	21.27	31.89	0.86	0.86		0.86		0.88		256,705	25
12-31-12	0.15	—	16.79	20.33	0.93	0.93		0.93		1.15		171,485	28
12-31-11	0.15	—	14.08	2.07	1.00	1.00		1.00		1.03		125,233	36
12-31-10	0.13	—	13.95	23.30	1.00	1.00	†	1.00	†	1.18	†	126,864	40
12-31-09	0.31	—	11.42	25.90	1.00	1.00	†	1.00	†	1.83	†	100,239	40
Class S
06-30-14	—	—	22.85	8.09	1.10	1.10		1.10		0.55		374,523	13
12-31-13	0.78	—	21.14	31.54	1.11	1.11		1.11		0.63		380,688	25
12-31-12	0.11	—	16.70	20.02	1.18	1.18		1.18		0.89		248,115	28
12-31-11	0.12	—	14.01	1.82	1.25	1.25		1.25		0.78		178,083	36
12-31-10	0.10	—	13.88	22.97	1.25	1.25	†	1.25	†	0.94	†	172,465	40
12-31-09	0.29	—	11.37	25.65	1.25	1.25	†	1.25	†	1.58	†	113,016	40
Class S2
06-30-14	—	—	22.57	8.04	1.35	1.25		1.25		0.40		5,190	13
12-31-13	0.76	—	20.89	31.37	1.36	1.26		1.26		0.50		5,066	25
12-31-12	0.12	—	16.52	19.86	1.43	1.33		1.33		0.86		2,664	28
12-31-11	0.14	—	13.88	1.67	1.50	1.40		1.40		0.97		178	36
12-31-10	0.08	—	13.79	22.75	1.50	1.40	†	1.40	†	0.76	†	5	40
02-27-09(5) -12-31-09	0.28	—	11.30	53.76	1.50	1.40	†	1.40	†	1.51	†	4	40

See Accompanying Notes to Financial Statements

29

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY Oppenheimer Global Portfolio
Class ADV
06-30-14	18.28	0.14	•	0.67	0.81	—	—	—
12-31-13	14.60	0.12	•	3.73	3.85	0.17	—	—
12-31-12	12.15	0.14		2.42	2.56	0.11	—	—
12-31-11	13.46	0.13		(1.29)	(1.16)	0.15	—	—
12-31-10	11.83	0.11	•	1.69	1.80	0.17	—	—
12-31-09	8.80	0.11	•	3.28	3.39	0.17	0.19	—
Class I
06-30-14	18.89	0.19	•	0.70	0.89	—	—	—
12-31-13	15.06	0.21	•	3.85	4.06	0.23	—	—
12-31-12	12.54	0.21	•	2.49	2.70	0.18	—	—
12-31-11	13.88	0.20	•	(1.34)	(1.14)	0.20	—	—
12-31-10	12.17	0.18	•	1.74	1.92	0.21	—	—
12-31-09	9.07	0.17	•	3.38	3.55	0.26	0.19	—
Class S
06-30-14	18.34	0.17	•	0.67	0.84	—	—	—
12-31-13	14.63	0.15		3.76	3.91	0.20	—	—
12-31-12	12.19	0.17	•	2.41	2.58	0.14	—	—
12-31-11	13.50	0.16		(1.30)	(1.14)	0.17	—	—
12-31-10	11.84	0.14	•	1.70	1.84	0.18	—	—
12-31-09	8.82	0.14	•	3.30	3.44	0.23	0.19	—
Class S2
06-30-14	17.98	0.15	•	0.66	0.81	—	—	—
12-31-13	14.37	0.11	•	3.70	3.81	0.20	—	—
12-31-12	12.01	0.13	•	2.39	2.52	0.16	—	—
12-31-11	13.36	0.06	•	(1.21)	(1.15)	0.20	—	—
12-31-10	11.73	0.12		1.68	1.80	0.17	—	—
02-27-09(5) -12-31-09	7.35	0.12	•	4.71	4.83	0.26	0.19	—
VY PIMCO Bond Portfolio
Class ADV
06-30-14	11.29	0.05	•	0.31	0.36	—	—	—
12-31-13	12.00	0.11		(0.36)	(0.25)	0.38	0.08	—
12-31-12	11.48	0.21	•	0.66	0.87	0.35	—	—
12-31-11	11.89	0.28	•	0.07	0.35	0.34	0.42	—
12-31-10	11.46	0.23	•	0.61	0.84	0.39	0.02	—
12-31-09	10.91	0.35	•	0.96	1.31	0.35	0.41	—
Class I
06-30-14	11.60	0.08	•	0.32	0.40	—	—	—
12-31-13	12.32	0.17	•	(0.38)	(0.21)	0.43	0.08	—
12-31-12	11.76	0.28		0.68	0.96	0.40	—	—
12-31-11	12.15	0.36		0.06	0.42	0.39	0.42	—
12-31-10	11.67	0.29	•	0.63	0.92	0.42	0.02	—
12-31-09	11.08	0.42	•	0.97	1.39	0.39	0.41	—
Class S
06-30-14	11.48	0.06	•	0.32	0.38	—	—	—
12-31-13	12.19	0.14	•	(0.37)	(0.23)	0.40	0.08	—
12-31-12	11.65	0.23		0.68	0.91	0.37	—	—
12-31-11	12.04	0.31		0.08	0.39	0.36	0.42	—
12-31-10	11.58	0.26	•	0.62	0.88	0.40	0.02	—
12-31-09	11.01	0.39	•	0.96	1.35	0.37	0.41	—
Class S2
06-30-14	11.20	0.05	•	0.32	0.37	—	—	—
12-31-13	11.92	0.12	•	(0.37)	(0.25)	0.39	0.08	—
12-31-12	11.42	0.22	•	0.66	0.88	0.38	—	—
12-31-11	11.85	0.30	•	0.07	0.37	0.38	0.42	—
12-31-10	11.44	0.29	•	0.56	0.85	0.42	0.02	—
02-27-09(5) -12-31-09	10.55	0.35	•	1.34	1.69	0.39	0.41	—

					Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
VY Oppenheimer Global Portfolio
Class ADV
06-30-14	—	—	19.09	4.43	1.25	1.25		1.25		1.57		107,664	7
12-31-13	0.17	—	18.28	26.46	1.26	1.26		1.26		0.70		102,691	11
12-31-12	0.11	—	14.60	21.18	1.22	1.22		1.22		1.00		76,791	13
12-31-11	0.15	—	12.15	(8.60)	1.16	1.16		1.16		0.96		65,051	12
12-31-10	0.17	—	13.46	15.42	1.16	1.16	†	1.16	†	0.88	†	71,603	15
12-31-09	0.36	—	11.83	39.04	1.16	1.16	†	1.16	†	1.09	†	54,626	12
Class I
06-30-14	—	—	19.78	4.71	0.75	0.75		0.75		2.06		1,468,271	7
12-31-13	0.23	—	18.89	27.12	0.76	0.76		0.76		1.22		1,481,760	11
12-31-12	0.18	—	15.06	21.70	0.72	0.72		0.72		1.52		1,324,037	13
12-31-11	0.20	—	12.54	(8.13)	0.66	0.66		0.66		1.46		1,234,551	12
12-31-10	0.21	—	13.88	16.06	0.66	0.66	†	0.66	†	1.40	†	1,479,319	15
12-31-09	0.45	—	12.17	39.73	0.66	0.66	†	0.66	†	1.63	†	1,414,460	12
Class S
06-30-14	—	—	19.18	4.58	1.00	1.00		1.00		1.81		246,771	7
12-31-13	0.20	—	18.34	26.85	1.01	1.01		1.01		0.96		252,672	11
12-31-12	0.14	—	14.63	21.33	0.97	0.97		0.97		1.26		192,122	13
12-31-11	0.17	—	12.19	(8.38)	0.91	0.91		0.91		1.20		171,755	12
12-31-10	0.18	—	13.50	15.80	0.91	0.91	†	0.91	†	1.17	†	184,961	15
12-31-09	0.42	—	11.84	39.51	0.91	0.91	†	0.91	†	1.45	†	182,326	12
Class S2
06-30-14	—	—	18.79	4.51	1.25	1.15		1.15		1.68		4,548	7
12-31-13	0.20	—	17.98	26.66	1.26	1.16		1.16		0.67		4,287	11
12-31-12	0.16	—	14.37	21.17	1.22	1.12		1.12		1.01		2,082	13
12-31-11	0.20	—	12.01	(8.52)	1.16	1.06		1.06		0.52		755	12
12-31-10	0.17	—	13.36	15.63	1.16	1.06	†	1.06	†	0.98	†	5	15
02-27-09(5) -12-31-09	0.45	—	11.73	66.43	1.16	1.06	†	1.06	†	1.34	†	5	12
VY PIMCO Bond Portfolio
Class ADV
06-30-14	—	—	11.65	3.19	1.09	1.08		1.08		0.82		178,343	365
12-31-13	0.46	—	11.29	(2.07)	1.09	1.08		1.08		0.92		188,804	873
12-31-12	0.35	—	12.00	7.61	1.09	1.08		1.08		1.76		205,882	897
12-31-11	0.76	—	11.48	2.95	1.09	1.08		1.08		2.41		161,860	783
12-31-10	0.41	—	11.89	7.30	1.09	1.08		1.08		1.96		152,733	558
12-31-09	0.76	—	11.46	12.32	1.13	1.12		1.12		3.10		93,043	737
Class I
06-30-14	—	—	12.00	3.45	0.59	0.58		0.58		1.33		495,853	365
12-31-13	0.51	—	11.60	(1.66)	0.59	0.58		0.58		1.44		374,305	873
12-31-12	0.40	—	12.32	8.22	0.59	0.58		0.58		2.26		550,994	897
12-31-11	0.81	—	11.76	3.46	0.59	0.58		0.58		2.90		523,551	783
12-31-10	0.44	—	12.15	7.84	0.59	0.58		0.58		2.43		534,495	558
12-31-09	0.80	—	11.67	12.89	0.63	0.62		0.62		3.67		430,220	737
Class S
06-30-14	—	—	11.86	3.31	0.84	0.83		0.83		1.06		373,236	365
12-31-13	0.48	—	11.48	(1.89)	0.84	0.83		0.83		1.18		408,178	873
12-31-12	0.37	—	12.19	7.88	0.84	0.83		0.83		2.01		539,300	897
12-31-11	0.78	—	11.65	3.25	0.84	0.83		0.83		2.65		493,803	783
12-31-10	0.42	—	12.04	7.56	0.84	0.83		0.83		2.18		474,076	558
12-31-09	0.78	—	11.58	12.62	0.88	0.87		0.87		3.42		352,984	737
Class S2
06-30-14	—	—	11.57	3.30	1.09	0.98		0.98		0.91		2,487	365
12-31-13	0.47	—	11.20	(2.02)	1.09	0.98		0.98		1.04		2,984	873
12-31-12	0.38	—	11.92	7.73	1.09	0.98		0.98		1.83		5,026	897
12-31-11	0.80	—	11.42	3.10	1.09	0.98		0.98		2.54		1,829	783
12-31-10	0.44	—	11.85	7.38	1.09	0.98		0.98		2.42		1,003	558
02-27-09(5) -12-31-09	0.80	—	11.44	16.38	1.13	1.02		1.02		3.67		3	737

See Accompanying Notes to Financial Statements

30

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)		($)	($)
VY Pioneer High Yield Portfolio
Class I
06-30-14	12.41	0.29	•	0.41	0.70	0.28		—	—
12-31-13	11.60	0.60	•	0.80	1.40	0.59		—	—
12-31-12	10.55	0.63	•	1.04	1.67	0.62		—	—
12-31-11	11.24	0.63		(0.70)	(0.07)	0.62		—	—
12-31-10	10.05	0.65		1.19	1.84	0.65		—	—
12-31-09	6.52	0.67	•	3.49	4.16	0.63		—	—
Class S
06-30-14	12.39	0.27	•	0.43	0.70	0.27		—	—
12-31-13	11.58	0.57	•	0.80	1.37	0.56		—	—
12-31-12	10.54	0.57		1.07	1.64	0.60		—	—
12-31-11	11.23	0.60	•	(0.69)	(0.09)	0.60		—	—
12-31-10	10.04	0.62	•	1.19	1.81	0.62		—	—
12-31-09	6.52	0.61	•	3.52	4.13	0.61		—	—
VY T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-14	11.08	(0.01)		0.51	0.50	—		—	—
12-31-13	8.35	(0.03)		2.90	2.87	0.02		0.12	—
12-31-12	7.89	0.01		1.19	1.20	0.00	*	0.74	—
12-31-11	8.25	(0.03)		(0.32)	(0.35)	0.01		—	—
12-31-10	6.46	(0.01)		1.80	1.79	0.00	*	—	—
12-31-09	4.44	(0.00	)*	2.02	2.02	0.00	*	—	—
Class I
06-30-14	11.68	0.02	•	0.53	0.55	—		—	—
12-31-13	8.76	0.02		3.05	3.07	0.03		0.12	—
12-31-12	8.25	0.06		1.23	1.29	0.04		0.74	—
12-31-11	8.60	0.02		(0.34)	(0.32)	0.03		—	—
12-31-10	6.71	0.03		1.88	1.91	0.02		—	—
12-31-09	4.60	0.03		2.10	2.13	0.02		—	—
Class S
06-30-14	11.44	0.01		0.52	0.53	—		—	—
12-31-13	8.60	(0.00	)*	2.98	2.98	0.02		0.12	—
12-31-12	8.11	0.03		1.22	1.25	0.02		0.74	—
12-31-11	8.45	0.00	*	(0.33)	(0.33)	0.01		—	—
12-31-10	6.60	0.01		1.84	1.85	0.00	*	—	—
12-31-09	4.53	0.01		2.07	2.08	0.01		—	—
Class S2
06-30-14	11.08	0.00	*	0.50	0.50	—		—	—
12-31-13	8.34	(0.02)		2.90	2.88	0.02		0.12	—
12-31-12	7.89	0.02		1.19	1.21	0.02		0.74	—
12-31-11	8.25	(0.00	)*	(0.34)	(0.34)	0.02		—	—
12-31-10	6.45	(0.00	)*	1.80	1.80	0.00	*	—	—
02-27-09(5) -12-31-09	3.94	0.01		2.51	2.52	0.01		—	—
VY T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-14	86.20	(0.20	)•	2.23	2.03	—		—	—
12-31-13	62.23	(0.38	)•	24.36	23.98	0.01		—	—
12-31-12	52.59	(0.16	)•	9.80	9.64	—		—	—
12-31-11	53.43	(0.27	)•	(0.57)	(0.84)	—		—	—
12-31-10	45.97	(0.21)		7.69	7.48	0.02		—	—
12-31-09	32.31	(0.10)		13.76	13.66	—		—	—

						Ratios to average net assets						Supplemental data
	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)		($)	($)	(%)	(%)	(%)		(%)		(%)	($000's)	(%)
VY Pioneer High Yield Portfolio
Class I
06-30-14	0.28		—	12.83	5.73	0.76	0.71		0.71		4.57	132,822	17
12-31-13	0.59		—	12.41	12.33	0.73	0.71		0.71		4.93	119,042	51
12-31-12	0.62		—	11.60	16.21	0.75	0.71		0.71		5.58	104,882	34
12-31-11	0.62		—	10.55	(0.72)	0.77	0.71		0.71		5.64	87,529	41
12-31-10	0.65		—	11.24	19.02	0.75	0.71	†	0.71	†	6.23 †	98,394	41
12-31-09	0.63		—	10.05	66.75	0.78	0.72	†	0.71	†	8.88 †	92,714	53
Class S
06-30-14	0.27		—	12.82	5.69	1.01	0.96		0.96		4.32	4,547	17
12-31-13	0.56		—	12.39	12.07	0.98	0.96		0.96		4.67	3,406	51
12-31-12	0.60		—	11.58	15.84	1.00	0.96		0.96		5.39	4,089	34
12-31-11	0.60		—	10.54	(0.97)	1.02	0.96		0.96		5.34	1,712	41
12-31-10	0.62		—	11.23	18.73	1.00	0.96	†	0.96	†	5.97 †	2,307	41
12-31-09	0.61		—	10.04	66.30	1.03	0.97	†	0.96	†	7.50 †	2,995	53
VY T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-14	—		—	11.58	4.51	1.28	1.26		1.26		(0.17)	27,909	15
12-31-13	0.14		—	11.08	34.46	1.27	1.25		1.25		(0.32)	27,222	20
12-31-12	0.74		—	8.35	15.70	1.24	1.22		1.22		0.14	21,538	17
12-31-11	0.01		—	7.89	(4.23)	1.16	1.16		1.16		(0.28)	18,993	38
12-31-10	0.00	*	—	8.25	27.79	1.16	1.16		1.16		(0.13)	31,927	28
12-31-09	—		—	6.46	45.55	1.16	1.16		1.16		(0.01)	24,468	27
Class I
06-30-14	—		—	12.23	4.71	0.78	0.76		0.76		0.33	794,514	15
12-31-13	0.15		—	11.68	35.18	0.77	0.75		0.75		0.17	804,053	20
12-31-12	0.78		—	8.76	16.13	0.74	0.72		0.72		0.61	668,143	17
12-31-11	0.03		—	8.25	(3.71)	0.66	0.66		0.66		0.25	663,904	38
12-31-10	0.02		—	8.60	28.51	0.66	0.66		0.66		0.37	762,608	28
12-31-09	0.02		—	6.71	46.41	0.66	0.66		0.66		0.48	659,322	27
Class S
06-30-14	—		—	11.97	4.63	1.03	1.01		1.01		0.09	29,469	15
12-31-13	0.14		—	11.44	34.74	1.02	1.00		1.00		(0.06)	29,284	20
12-31-12	0.76		—	8.60	15.87	0.99	0.97		0.97		0.35	18,731	17
12-31-11	0.01		—	8.11	(3.89)	0.91	0.91		0.91		0.01	21,669	38
12-31-10	0.00	*	—	8.45	28.12	0.91	0.91		0.91		0.12	23,701	28
12-31-09	0.01		—	6.60	46.00	0.91	0.91		0.91		0.25	20,494	27
Class S2
06-30-14	—		—	11.58	4.51	1.28	1.16		1.16		0.07	2,713	15
12-31-13	0.14		—	11.08	34.62	1.27	1.15		1.15		(0.23)	1,013	20
12-31-12	0.76		—	8.34	15.73	1.24	1.12		1.12		0.29	1,025	17
12-31-11	0.02		—	7.89	(4.07)	1.16	1.06		1.06		(0.07)	739	38
12-31-10	0.00	*	—	8.25	27.99	1.16	1.06		1.06		(0.03)	6	28
02-27-09(5) -12-31-09	0.01		—	6.45	63.88	1.16	1.06		1.06		0.09	5	27
VY T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-14	—		—	88.23	2.35	1.24	1.23		1.23		(0.48)	168,791	21
12-31-13	0.01		—	86.20	38.54	1.24	1.23		1.23		(0.53)	164,865	41
12-31-12	—		—	62.23	18.33	1.24	1.23		1.23		(0.26)	112,773	38
12-31-11	—		—	52.59	(1.57)	1.25	1.24		1.24		(0.50)	92,701	28
12-31-10	0.02		—	53.43	16.27	1.25	1.25		1.25		(0.48)	102,242	41
12-31-09	—		—	45.97	42.28	1.25	1.25		1.25		(0.27)	73,747	64

See Accompanying Notes to Financial Statements

31

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)		($)	($)
VY T. Rowe Price Growth Equity Portfolio (continued)
Class I
06-30-14	89.11	0.01		2.31	2.32	—		—	—
12-31-13	64.01	(0.02)		25.13	25.11	0.01		—	—
12-31-12	53.91	0.14	•	10.06	10.20	0.10		—	—
12-31-11	54.49	0.00	*	(0.58)	(0.58)	—		—	—
12-31-10	46.65	0.01		7.85	7.86	0.02		—	—
12-31-09	32.68	0.09	•	13.95	14.04	0.07		—	—
Class S
06-30-14	87.65	(0.10	)•	2.27	2.17	—		—	—
12-31-13	63.12	(0.20	)•	24.74	24.54	0.01		—	—
12-31-12	53.21	(0.00	)*	9.91	9.91	—		—	—
12-31-11	53.92	(0.13)		(0.58)	(0.71)	—		—	—
12-31-10	46.27	(0.11)		7.78	7.67	0.02		—	—
12-31-09	32.45	(0.01)		13.83	13.82	0.00	*	—	—
Class S2
06-30-14	86.59	(0.15	)•	2.23	2.08	—		—	—
12-31-13	62.45	(0.31	)•	24.46	24.15	0.01		—	—
12-31-12	52.72	(0.09)		9.82	9.73	—		—	—
12-31-11	53.51	(0.17	)•	(0.62)	(0.79)	—		—	—
12-31-10	45.99	(0.18)		7.72	7.54	0.02		—	—
02-27-09(5) -12-31-09	29.76	(0.05)		16.28	16.23	—		—	—
VY Templeton Foreign Equity Portfolio
Class ADV
06-30-14	13.07	0.33	•	0.17	0.50	—		—	—
12-31-13	11.05	0.20	•	1.96	2.16	0.14		—	—
12-31-12	9.45	0.17	•	1.55	1.72	0.12		—	—
12-31-11	10.99	0.20	•	(1.57)	(1.37)	0.17		—	—
12-31-10	10.36	0.13	•	0.70	0.83	0.20		—	—
12-31-09	7.84	0.14		2.38	2.52	—		—	—
Class I
06-30-14	13.21	0.36	•	0.18	0.54	—		—	—
12-31-13	11.15	0.29	•	1.95	2.24	0.18		—	—
12-31-12	9.52	0.22	•	1.56	1.78	0.15		—	—
12-31-11	11.05	0.26	•	(1.59)	(1.33)	0.20		—	—
12-31-10	10.40	0.19	•	0.70	0.89	0.24		—	—
12-31-09	7.83	0.20	•	2.37	2.57	—		—	—
Class S
06-30-14	13.12	0.35	•	0.16	0.51	—		—	—
12-31-13	11.08	0.23	•	1.97	2.20	0.16		—	—
12-31-12	9.48	0.14	•	1.60	1.74	0.14		—	—
12-31-11	11.00	0.25	•	(1.59)	(1.34)	0.18		—	—
12-31-10	10.36	0.17		0.69	0.86	0.22		—	—
12-31-09	7.81	0.14		2.41	2.55	—		—	—
Class S2
06-30-14	13.07	0.33	•	0.17	0.50	—		—	—
12-31-13	11.04	0.21	•	1.97	2.18	0.15		—	—
12-31-12	9.45	0.17		1.55	1.72	0.13		—	—
12-31-11	11.01	0.17	•	(1.53)	(1.36)	0.20		—	—
12-31-10	10.37	0.07	•	0.78	0.85	0.21		—	—
02-27-09(5) -12-31-09	6.31	0.14		3.92	4.06	—		—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY T. Rowe Price Growth Equity Portfolio (continued)
Class I
06-30-14	—	—	91.43	2.60	0.74	0.73	0.73	0.02	1,060,764	21
12-31-13	0.01	—	89.11	39.24	0.74	0.73	0.73	(0.03)	1,069,544	41
12-31-12	0.10	—	64.01	18.92	0.74	0.73	0.73	0.22	801,969	38
12-31-11	—	—	53.91	(1.06)	0.75	0.74	0.74	0.00 *	722,532	28
12-31-10	0.02	—	54.49	16.86	0.75	0.75	0.75	0.02	808,032	41
12-31-09	0.07	—	46.65	42.96	0.75	0.75	0.75	0.24	758,453	64
Class S
06-30-14	—	—	89.82	2.48	0.99	0.98	0.98	(0.24)	351,716	21
12-31-13	0.01	—	87.65	38.89	0.99	0.98	0.98	(0.28)	367,958	41
12-31-12	—	—	63.12	18.62	0.99	0.98	0.98	(0.00)*	238,987	38
12-31-11	—	—	53.21	(1.32)	1.00	0.99	0.99	(0.24)	173,070	28
12-31-10	0.02	—	53.92	16.58	1.00	1.00	1.00	(0.24)	171,878	41
12-31-09	—	—	46.27	42.60	1.00	1.00	1.00	(0.03)	152,008	64
Class S2
06-30-14	—	—	88.67	2.40	1.24	1.13	1.13	(0.36)	3,555	21
12-31-13	0.01	—	86.59	38.68	1.24	1.13	1.13	(0.43)	2,482	41
12-31-12	—	—	62.45	18.46	1.24	1.13	1.13	(0.16)	1,534	38
12-31-11	—	—	52.72	(1.48)	1.25	1.14	1.14	(0.32)	622	28
12-31-10	0.02	—	53.51	16.39	1.25	1.15	1.15	(0.37)	5	41
02-27-09(5) -12-31-09	—	—	45.99	54.54	1.25	1.15	1.15	(0.16)	5	64
VY Templeton Foreign Equity Portfolio
Class ADV
06-30-14	—	—	13.57	3.83	1.44	1.42	1.42	5.03	47,160	5
12-31-13	0.14	—	13.07	19.68	1.44	1.42	1.42	1.64	46,583	12
12-31-12	0.12	—	11.05	18.32	1.46	1.44	1.44	1.71	36,360	9
12-31-11	0.17	—	9.45	(12.42)	1.48	1.48	1.48	1.94	23,120	14
12-31-10	0.20	—	10.99	8.25	1.46	1.46	1.46	1.33	15,178	14
12-31-09	—	—	10.36	32.14	1.47	1.47	1.47	1.63	11,334	27
Class I
06-30-14	—	—	13.75	4.09	0.94	0.92	0.92	5.43	252,173	5
12-31-13	0.18	—	13.21	20.28	0.94	0.92	0.92	2.47	277,773	12
12-31-12	0.15	—	11.15	18.89	0.96	0.94	0.94	2.15	375,814	9
12-31-11	0.20	—	9.52	(12.00)	0.98	0.98	0.98	2.42	289,934	14
12-31-10	0.24	—	11.05	8.87	0.96	0.96	0.96	1.89	401,997	14
12-31-09	—	—	10.40	32.82	0.97	0.97	0.97	2.42	273,992	27
Class S
06-30-14	—	—	13.63	3.89	1.19	1.17	1.17	5.28	693,654	5
12-31-13	0.16	—	13.12	20.05	1.19	1.17	1.17	1.91	709,362	12
12-31-12	0.14	—	11.08	18.64	1.21	1.19	1.19	1.38	648,985	9
12-31-11	0.18	—	9.48	(12.21)	1.23	1.23	1.23	2.29	204,315	14
12-31-10	0.22	—	11.00	8.59	1.21	1.21	1.21	1.68	275,408	14
12-31-09	—	—	10.36	32.65	1.22	1.22	1.22	1.81	254,180	27
Class S2
06-30-14	—	—	13.57	3.83	1.44	1.32	1.32	5.09	2,200	5
12-31-13	0.15	—	13.07	19.88	1.44	1.32	1.32	1.80	2,158	12
12-31-12	0.13	—	11.04	18.40	1.46	1.34	1.34	1.89	1,310	9
12-31-11	0.20	—	9.45	(12.34)	1.48	1.38	1.38	1.67	1,013	14
12-31-10	0.21	—	11.01	8.53	1.46	1.36	1.36	0.69	102	14
02-27-09(5) -12-31-09	—	—	10.37	64.34	1.47	1.37	1.37	1.93	5	27

See Accompanying Notes to Financial Statements

32

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  Commencement of operations.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (formerly, ING Partners, Inc.) (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act" or "Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company serves as an investment option in underlying variable insurance products offered by Directed Services LLC. The Company currently consists of forty-two active separate investment series. The fourteen series (each, a "Portfolio" and collectively, the "Portfolios") included in this report are: Voya Global Bond Portfolio ("Global Bond"),VY American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap Value"), VY Baron Growth Portfolio ("Baron Growth"), VY Columbia Contrarian Core Portfolio ("Columbia Contrarian Core"), VY Columbia Small Cap Value II Portfolio ("Columbia Small Cap Value II"), VY Invesco Comstock Portfolio ("Invesco Comstock"), VY Invesco Equity and Income Portfolio ("Invesco Equity and Income"), VY JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"), VY Oppenheimer Global Portfolio ("Oppenheimer Global"), VY PIMCO Bond Portfolio ("PIMCO Bond"), VY Pioneer High Yield Portfolio ("Pioneer High Yield"), VY T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth"), VY T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"), and VY Templeton Foreign Equity Portfolio ("Templeton Foreign Equity"), each a diversified series of the Company. The investment objective of the Portfolios is described in the Portfolios' Prospectus.

The Company is authorized to offer four classes of shares (Adviser ("Class ADV"), Initial ("Class I"), Service ("Class S") and Service 2 ("Class S2")); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC ("DSL" or the "Investment Adviser"), a Delaware limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) ("Voya IM"), a Delaware limited liability company, serves as the sub-adviser to Global Bond. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) ("VFS" or the "Administrator"), a Delaware limited liability company, serves as the Administrator to the Portfolios. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) ("VID" or the "Distributor"), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Security Valuation. U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value ("NAV"). Investments in securities of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's Valuation Procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

"Pricing Committee" as established by the Portfolios' Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio's assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except Pioneer High

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Yield) declare and pay dividends annually. Pioneer High Yield declares dividends on a daily basis and pays dividends monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. GAAP for investment companies. Actual results could differ from these estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2014, the maximum amount of loss that Global Bond, American Century Small-Mid Cap Value, and PIMCO Bond would incur if the counterparties to its derivative transactions failed to perform would be $5,260,480, $1,222 and $2,003,305, respectively, which represents the gross payments to be received by the Portfolios on open OTC swaps, forward foreign currency transactions, and purchased OTC options were they to be unwound as of June 30, 2014. To reduce the amount of potential loss to PIMCO Bond, various counterparties have posted $2,263,000 in cash collateral open OTC transactions at June 30, 2014.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements. There were no credit events during the six months ended June 30, 2014, that triggered any credit related contingent features for each respective Portfolio.

As of June 30, 2014, Global Bond, American Century Small-Mid Cap Value, Invesco Comstock, Invesco Equity and Income and PIMCO Bond had a net liability position of $5,993,910, $99,703, $835,455, $467,410 and $2,069,950, respectively open OTC swaps, forward foreign currency contracts and written OTC options with credit related contingent features.

If a contingent feature would have been triggered as of June 30, 2014, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2014, Global Bond had posted $1,240,000 in cash collateral for open OTC derivative transactions with its respective counterparties. There was no collateral posted by any other Portfolio as of June 30, 2014 for open OTC derivative instruments.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Summary Portfolio of Investments.

During the six months ended June 30, 2014, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Global Bond*	$402,070,870	$279,297,220
American Century Small-Mid Cap Value**	284,272	11,987,784
Invesco Comstock**	—	55,420,044
Invesco Equity and Income**	2,341,828	57,638,108
PIMCO Bond*	19,120,751	217,084,726

*  For the period ended June 30, 2014, the Portfolio used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2014.

**  For the period ended June 30, 2014, the Portfolios used forward foreign currency contracts primarily to protect their non- U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2014.

I.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of

Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

As of June 30, 2014, PIMCO Bond had posted $1,243,000 cash collateral and $4,739,000 principal value in U.S. Government Agency Obligations and U.S. Treasury Notes as collateral with their respective broker for open futures contracts which have been footnoted as pledged on the Summary Portfolio of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2014, Global Bond and PIMCO Bond have purchased and sold futures contracts on various notes and bonds as part of their respective duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios' securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2014, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Global Bond	$107,513,412	$87,878,666
PIMCO Bond	1,068,759,538	—

J.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon ("BNY") provides the Portfolios indemnification from loss

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

L.  Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios' Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price. At June 30, 2014, certain brokers have posted $780,000 in cash collateral to PIMCO Bond as collateral for open delayed-delivery transactions or when-issued securities.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps ("swaptions"), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2014, Global Bond had purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options and the table following for open written foreign currency options at June 30, 2014.

During the six months ended June 30, 2014, Global Bond had purchased and written interest rate swaptions to gain additional exposure to interest rates and to generate income. Please refer to the Summary Portfolio of Investments for open purchased interest rate swaptions and the table following for open written interest rate swaptions at June 30, 2014.

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the six months ended June 30, 2014, PIMCO Bond had written options on exchange-traded futures contracts on various bonds and notes to generate income. There were no open written options on exchange-traded futures contracts at June 30, 2014.

During the six months ended June 30, 2014, PIMCO Bond had written interest rate swaptions to gain additional exposure to generate income. Please refer to the table following the Summary Portfolio of Investments for PIMCO Bond for open written interest rate swaptions at June 30, 2014.

During the six months ended June 30, 2014, PIMCO Bond had written credit default swaptions to generate income. There were no open written credit default swaptions at June 30, 2014.

Please refer to Note 8 for the volume of both purchased and written option activity during the six months ended June 30, 2014.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange ("centrally cleared swaps").

The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio's Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the

term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Portfolio's counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Summary Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations. Any fees charged by a clearing house for the purpose of clearing securities trades are recorded as an expense on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2014, for which a Portfolio is seller of protection are disclosed following each Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities

For the six months ended June 30, 2014, PIMCO Bond has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and credit default indices that are either unavailable or considered to be less attractive in the bond market and to hedge against anticipated potential credit events. PIMCO Bond also sold protection on various credit default swap indices to gain additional exposure to the market or certain sectors of the markets.

42

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended June 30, 2014, PIMCO Bond had an average notional amount of $111,427,487 on credit default swaps to sell protection. Please refer to the tables following the Summary Portfolio of Investment for open credit default swaps to sell protection at June 30, 2014.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2014, Global Bond and PIMCO Bond had entered into interest rate swaps in which they pay a floating interest rate and receives a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $132,771,975 and $467,729,899, respectively.

For the six months ended June 30, 2014, Global Bond and PIMCO Bond had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $43,513,614 and $64,227,542, respectively.

Global Bond and PIMCO Bond enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following each respective Summary Portfolio of Investments for open interest rate swaps at June 30, 2014.

Global Bond had posted $1,035,000 in cash collateral as initial margin for the open centrally cleared swaps outstanding on June 30, 2014. Please refer to the tables following the Summary Portfolio of Investments for open centrally cleared interest rate swaps.

PIMCO Bond had posted $161,000 in cash collateral and $5,530,000 principal amount in U.S. Government Agency Obligations and U.S. Treasury Obligations which have been pledged in the Summary Portfolio of Investments for the open centrally cleared swaps outstanding on June 30, 2014. Please refer to the tables following the Summary Portfolio of Investments for open centrally cleared credit default and interest rate swaps.

P.  Structured Products. Global Bond invests in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be 'structured' by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. Please refer to the Summary Portfolio of Investments for structured products held by Global Bond at June 30, 2014.

Q.  Sale Commitments. Sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, a Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, a Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, a Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no open sales commitments at June 30, 2014.

R.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Global Bond	$251,543,624	$244,431,260
American Century Small-Mid Cap Value	144,892,250	160,883,201
Baron Growth	87,757,008	120,902,715
Columbia Contrarian Core	142,337,254	145,167,508
Columbia Small Cap Value II	28,498,288	35,992,698
Invesco Comstock	137,586,985	35,056,082
Invesco Equity and Income	400,330,392	226,096,140
JPMorgan Mid Cap Value	89,487,878	136,846,472
Oppenheimer Global	117,964,725	198,234,585
PIMCO Bond	170,645,570	55,542,356
Pioneer High Yield	29,395,177	21,836,937
T. Rowe Price Diversified Mid Cap Growth	126,368,527	172,918,425
T. Rowe Price Growth Equity	325,044,478	375,684,335
Templeton Foreign Equity	48,927,125	113,788,223

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$298,928,671	$270,735,259
Invesco Equity and Income	562,369,390	504,326,530
PIMCO Bond	3,884,960,954	4,289,415,251

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES

Each Portfolio has entered into an investment advisory agreement with DSL. For its services, each Portfolio pays DSL a monthly fee in arrears equal to the following as a percentage of each Portfolio's average daily net assets during the month:

Portfolio	Fee
Global Bond	0.500% on the first $4 billion;
0.475% on the next $1 billion;
0.450% on the next $1 billion;
0.430% on assets over $6 billion
American Century Small-Mid Cap Value(1)	1.00% on the first $250 million;
0.95% on the next $250 million;
0.90% on assets over $500 million
Baron Growth(2)	0.850% on the first $1 billion;
0.825% on the next $1billion;
0.800% on assets over $2 billion
Columbia Contrarian Core	0.80%
Columbia Small Cap Value II	0.75%
Invesco Comstock	0.60%

Portfolio	Fee
Invesco Equity and Income(3)	0.55% on the first $750 million;
0.53% on the next $250 million;
0.51% on assets over $1 billion
JPMorgan Mid Cap Value	0.75% on the first $500 million;
0.65% on the next $500 million;
0.60% on assets over $1 billion
Oppenheimer Global(4)	0.60% on the first $3 billion;
0.58% on the next $1 billion;
0.57% on the next $4 billion;
0.56% on assets over $8 billion
PIMCO Bond	0.44%
Pioneer High Yield	0.60% on the first $2 billion;
0.50% on the next $1 billion;
0.40% on the next $1 billion;
0.30% on assets over $4 billion
T. Rowe Price Diversified Mid Cap Growth	0.64%
T. Rowe Price Growth Equity	0.60%
Templeton Foreign Equity	0.80% on the first $500 million;
0.75% on assets over $500 million

(1)  Effective January 1, 2014, advisory fee breakpoints were incorporated.

(2)  Prior to January 1, 2014, the advisory fee for Baron Growth was 0.85% on the first $2 billion; and 0.80% on assets over $2 billion.

(3)  Effective close of business on March 14, 2014, advisory fee breakpoints were incorporated and a 0.01% advisory fee waiver was implemented.

(4)  Prior to January 1, 2014, the advisory fee for Oppenheimer Global was 0.60% on the first $4 billion; 0.58% on the next $4 billion; and 0.56% on assets over $8 billion.

DSL has contractually agreed to waive a portion of the advisory fee for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock and T. Rowe Price Growth Equity. The waiver is calculated as follows:

Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate)

In addition, DSL has agreed to further waive a portion of the advisory fee for T. Rowe Price Growth Equity. The waiver for T. Rowe Price Growth Equity is based on the total savings in excess of $500,000 as a result of the aggregated sub-advisory fee schedule, of T. Rowe Price Growth Equity and VY T. Rowe Price Equity Income Portfolio, which is not included this report. The aggregated amount of savings is allocated to the two

44

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES (continued)

Portfolios pro rata based on each Portfolio's contribution to the amount saved.

For the six months ended June 30, 2014, DSL waived $4,045, $305,415, $48,631, $24,160, $38,398, and $49,568 for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock, and T. Rowe Price Growth Equity, respectively. There is no guarantee that the waivers will continue. Each waiver only renews at the election of DSL. Termination or modification of these contractual waivers requires approval by the Board.

Effective June 1, 2009, Templeton Foreign Equity may invest its assets in Templeton Smaller Companies Fund. Templeton Foreign Equity's purchase of shares of Templeton Smaller Companies Fund will result in Templeton Foreign Equity paying a proportionate share of the expenses of Templeton Smaller Companies Fund. DSL will waive its management fee in an amount equal to the advisory fee received by the adviser of the Templeton Smaller Companies Fund resulting from the Templeton Foreign Equity's investment into the Templeton Smaller Companies Fund. There were no such waivers for the six months ended June 30, 2014.

VFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios' operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% based on the average daily net assets of each Portfolio.

The Company and DSL have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by DSL based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or DSL may determine, the sub-advisers manage each respective Portfolio's assets in accordance with the Portfolio's investment objectives, policies, and limitations.The sub-advisers of the Portfolios are as follows (* denotes a related party sub-adviser):

Portfolio	Sub-Adviser
Global Bond	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Portfolio	Sub-Adviser
Invesco Comstock & Invesco Equity and Income	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
Oppenheimer Global	OppenheimerFunds, Inc.
PIMCO Bond	Pacific Investment Management Company LLC
Pioneer High Yield	Pioneer Investment Management, Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.
Templeton Foreign Equity	Templeton Investment Counsel, LLC

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-advisers. Any amount credited to a Portfolio is reflected as brokerage commission recapture on the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Company has a plan of Distribution pursuant to Rule 12b-1 ("the Plan") for the Class ADV and Class S2 shares of each respective Portfolio that has Class ADV and/or Class S2 shares. The Plan provides for a distribution fee, payable to the Distributor. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV and Class S2 shares, as applicable. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Effective close of business on March 14, 2014, the Distributor has agreed to waive an additional 0.02% of the distribution fee for Invesco Equity and Income Class S2 shares.

45

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to Shareholder Organizations pursuant to the Shareholder Servicing Plan adopted for Class ADV, Class S and Class S2 which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively. The Distributor has contractually agreed to waive a portion of the servicing fee for Baron Growth so that total net operating expenses do not exceed 1.31% for Class S shares. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that any of the waivers will continue.

Fees paid to the Distributor by class during the six months ended June 30, 2014 are reflected on the accompanying Statements of Operations.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2014, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S. Inc.) or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiaries/Affiliated Investment Companies	Portfolios	Percentage
ING Life Insurance and Annuity Company	Global Bond	70.64%
	American Century Small-Mid Cap Value	64.56%
	Baron Growth	39.88%
	Columbia Contrarian Core	8.51%
	Columbia Small Cap Value II	14.85%
	Invesco Comstock	21.50%
	Invesco Equity and Income	41.88%
	JPMorgan Mid Cap Value	45.23%
	Oppenheimer Global	74.96%
	PIMCO Bond	60.04%
	Pioneer High Yield	52.15%
	T. Rowe Price Diversified Mid Cap Growth	75.67%
	T. Rowe Price Growth Equity	53.50%
	Templeton Foreign Equity	23.80%
ING National Trust	Global Bond	17.57%
	American Century Small-Mid Cap Value	33.68%
	Baron Growth	14.81%
	Columbia Small Cap Value II	6.09%
	Invesco Comstock	7.64%
	JPMorgan Mid Cap Value	17.04%
	Oppenheimer Global	8.68%
	PIMCO Bond	22.50%
	T. Rowe Price Growth Equity	17.06%
Subsidiaries/Affiliated Investment Companies	Portfolios	Percentage
ING USA Annuity and Life Insurance Company	Baron Growth	40.93%
	Columbia Contrarian Core	83.77%
	Columbia Small Cap Value II	68.60%
	Invesco Comstock	49.02%
	Invesco Equity and Income	53.57%
	JPMorgan Mid Cap Value	30.58%
	Oppenheimer Global	9.36%
	T. Rowe Price Growth Equity	15.36%
	Templeton Foreign Equity	66.04%
ReliaStar Life Insurance Company	Oppenheimer Global	5.18%
	Pioneer High Yield	23.75%
	T. Rowe Price Diversified Mid Cap Growth	13.27%
Security Life of Denver Insurance Company	Global Bond	5.41%
	Pioneer High Yield	22.31%
	T. Rowe Price Diversified Mid Cap Growth	5.50%
Voya Solution 2025 Portfolio	Invesco Comstock	6.27%
Voya Solution 2035 Portfolio	Invesco Comstock	5.66%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the "notional" funds selected by the director. The Portfolios purchase shares of the "notional" funds, which are all advised by Voya Investments, in amounts equal to the directors' deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other assets" on the Statement of Assets and Liabilities. Deferral of directors' fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with the following Portfolios, whereby the

46

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the following annual expenses to average daily net assets:

Portfolio	Class ADV	Class I	Class S	Class S2
Global Bond	1.10%	0.60%	0.85%	N/A
American Century Small-Mid Cap Value	1.52%	1.02%	1.27%	1.42%
Baron Growth	1.59%	1.09%	1.34%	1.49%
Columbia Contrarian Core(1)	N/A	N/A	N/A	N/A
Columbia Small Cap Value II	1.65%	1.15%	1.40%	1.55%
Invesco Comstock(2)	N/A	N/A	N/A	N/A
Invesco Equity and Income	1.15%	0.65%	0.90%	1.05%
JPMorgan Mid Cap Value	1.50%	1.00%	1.25%	1.40%
Oppenheimer Global	1.30%	0.80%	1.05%	1.20%
PIMCO Bond	1.08%	0.58%	0.83%	0.98%
Pioneer High Yield	N/A	0.71%	0.96%	N/A
T. Rowe Price Diversified Mid Cap Growth(3)	1.30%	0.80%	1.05%	1.20%
T. Rowe Price Growth Equity	1.25%	0.75%	1.00%	1.15%
Templeton Foreign Equity(4)	1.48%	0.98%	1.23%	1.38%

(1)  Effective January 1, 2014, pursuant to a side letter agreement, through May 1, 2015, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.21%, 0.71% and 0.96% for Class ADV, Class I, and Class S, respectively. Prior to January 1, 2014, the side letter agreement expense limits were 1.25%, 0.75% and 1.00% for Class ADV, Class I, and Class S, respectively. This side letter agreement will continue unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Management Agreement has been terminated. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(2)  Pursuant to a side letter agreement, through May 1, 2015, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.31%, 0.81% and 1.06% for Class ADV, Class I, and Class S, respectively. This side letter agreement will continue unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Management Agreement has been terminated. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(3)  Prior to May 1, 2014, the expense limits were 1.25%, 0.75%, 1.00% and 1.15% for Class ADV, Class I, Class S and Class S2, respectively.

(4)  Pursuant to a side letter agreement, through May 1, 2015, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.42%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class S, and Class S2, respectively. This side letter agreement will continue unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Management Agreement or the expense limitation agreement has been terminated. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

The Investment Adviser may, at a later date, recoup from a Portfolio for management fees waived and other expenses, except as otherwise noted above, assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above.

Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

At June 30, 2014, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2015	2016	2017	Total
Global Bond	$102,169	$233,224	$201,528	$536,921
American Century Small-Mid Cap Value	447,068	401,505	490,701	1,339,274
Invesco Equity and Income	62,473	299,263	246,415	608,151
PIMCO Bond	2,569	100,105	73,351	176,025
Pioneer High Yield	68,681	6,443	45,939	121,063
T. Rowe Price Diversified Mid Cap Growth	38,090	208,148	152,905	399,143
Templeton Foreign Equity	9,367	—	—	9,367

The Expense Limitation Agreement is contractual through May 1, 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the investment advisory agreement has been terminated.

NOTE 8 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Global Bond during the period ended June 30, 2014 were as follows:

	USD Notional	Cost
Balance at 12/31/13	13,700,000	$245,975
Options Purchased	187,876,300	1,035,968
Options Terminated in Closing Sell Transactions	(20,723,000)	(125,704)
Options Exercised	—	—
Options Expired	(124,048,300)	(530,036)
Balance at 06/30/14	56,805,000	$626,203

Transactions in purchased interest rate swaptions for Global Bond during the period ended June 30, 2014 were as follows:

	AUD Notional	GBP Notional	USD Notional	Cost
Balance at 12/31/13	—	—	—	$—
Options Purchased	5,075,000	169,091,000	557,933,000	2,465,972
Options Terminated in Closing Sell Transactions	(5,075,000)	(169,091,000)	(213,900,000)	(1,079,117)

47

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 8 — PURCHASED AND WRITTEN OPTIONS (continued)

	AUD Notional	GBP Notional	USD Notional	Cost
Options Exercised	—	—	—	$—
Options Expired	—	—	—	—
Balance at 06/30/14	—	—	344,033,000	$1,386,855

Transactions in written foreign currency options for Global Bond during the period ended June 30, 2014 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/13	—	$—
Options Written	54,053,000	380,735
Options Terminated in Closing Purchase Transactions	(6,827,000)	(17,409)
Options Exercised	—	—
Options Expired	(13,600,000)	(51,681)
Balance at 06/30/14	33,626,000	$311,645

Transactions in written interest rate swaptions for Global Bond during the period ended June 30, 2014 were as follows:

	GBP Notional	USD Notional	Premiums Received
Balance at 12/31/13	—	—	$—
Options Written	37,538,000	476,460,000	1,258,211
Options Terminated in Closing Purchase Transactions	(37,538,000)	(213,900,000)	(701,578)
Options Exercised	—	—	—
Options Expired	—	—	—
Balance at 06/30/14	—	262,560,000	$556,633

Transactions in written options on exchange-traded futures contracts for PIMCO Bond during the period ended June 30, 2014 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/13	85	$29,865
Options Written	(33)	13,120
Options Terminated in Closing Purchase Transactions	(52)	(42,985)
Balance at 6/30/14	—	$—

Transactions in written interest rate swaptions for PIMCO Bond during the period ended June 30, 2014 were as follows:

	USD Notional	EUR Notional	Premiums Received
Balance at 12/31/13	324,000,000	19,400,000	$1,244,504
Options Written	182,500,000		1,294,020
Options Terminated in Closing Purchase Transactions	(26,000,000)		(143,300)
Options Expired	(377,800,000)	(19,400,000)	(1,525,424)
Balance at 6/30/14	102,700,000	—	$869,800

Transactions in written credit default swaptions for PIMCO Bond during the period ended June 30, 2014 were as follows:

	USD Notional	EUR Notional	Premiums Received
Balance at 12/31/13	5,600,000	3,000,000	$10,595
Options Written	4,200,000		3,618
Options Terminated in Closing Purchase Transactions	(2,100,000)		(3,164)
Options Expired	(7,700,000)	(3,000,000)	(11,049)
Balance at 6/30/14	—	—	$—

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Bond
Class ADV
06-30-14	162,112	—	—	(194,422)	(32,310)	1,730,540	—	—	(2,065,309)	(334,769)
12-31-13	470,925	—	151,012	(399,848)	222,089	5,104,994	—	1,540,323	(4,268,559)	2,376,758
Class I
06-30-14	282,061	—	—	(1,737,512)	(1,455,451)	3,053,458	—	—	(18,719,893)	(15,666,435)
12-31-13	560,623	—	1,225,888	(6,060,398)	(4,273,887)	6,184,034	—	12,614,384	(65,602,461)	(46,804,043)
Class S
06-30-14	363,600	—	—	(484,776)	(121,176)	3,945,900	—	—	(5,224,704)	(1,278,804)
12-31-13	521,691	—	254,151	(1,397,595)	(621,753)	5,723,653	—	2,622,842	(15,235,649)	(6,889,154)
American Century Small-Mid Cap Value
Class ADV
06-30-14	535,287	—	—	(437,993)	97,294	8,031,173	—	—	(6,673,973)	1,357,200
12-31-13	1,908,779	—	255,590	(478,822)	1,685,547	25,401,340	—	3,480,821	(6,583,938)	22,298,223
Class I
06-30-14	594,154	—	—	(1,407,104)	(812,950)	9,176,079	—	—	(22,170,105)	(12,994,026)
12-31-13	2,803,523	—	471,256	(1,671,336)	1,603,443	38,492,685	—	6,625,364	(23,199,758)	21,918,291

48

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
American Century Small-Mid Cap Value (continued)
Class S
06-30-14	394,521	—	—	(1,068,229)	(673,708)	5,999,038	—	—	(16,675,867)	(10,676,829)
12-31-13	1,521,362	—	324,506	(1,208,694)	637,174	20,912,870	—	4,526,476	(16,697,348)	8,741,998
Class S2
06-30-14	47,410	—	—	(76,156)	(28,746)	708,281	—	—	(1,134,258)	(425,977)
12-31-13	202,674	—	17,533	(47,839)	172,368	2,661,224	—	237,383	(647,982)	2,250,625
Baron Growth
Class ADV
06-30-14	324,600	—	—	(245,417)	79,183	9,517,152	—	—	(7,049,712)	2,467,440
12-31-13	1,157,701	—	169,006	(328,106)	998,601	30,469,592	—	4,465,153	(8,653,788)	26,280,957
Class I
06-30-14	567,436	—	—	(902,414)	(334,978)	17,529,476	—	—	(27,827,313)	(10,297,837)
12-31-13	2,159,249	—	410,831	(1,099,382)	1,470,698	60,122,690	—	11,499,155	(30,290,467)	41,331,378
Class S
06-30-14	447,724	—	—	(2,651,166)	(2,203,442)	13,646,345	—	—	(79,204,378)	(65,558,033)
12-31-13	3,853,141	—	1,276,468	(2,839,802)	2,289,807	103,677,040	—	34,770,996	(76,684,884)	61,763,152
Class S2
06-30-14	39,659	—	—	(30,913)	8,746	1,170,046	—	—	(908,391)	261,655
12-31-13	155,404	—	6,243	(12,554)	149,093	4,349,238	—	165,385	(329,382)	4,185,241
Columbia Contrarian Core
Class ADV
06-30-14	60,013	—	—	(43,757)	16,256	1,472,395	—	—	(1,084,794)	387,601
12-31-13	143,979	—	6,917	(77,197)	73,699	3,181,643	—	154,462	(1,691,210)	1,644,895
Class I
06-30-14	21,813	—	—	(40,242)	(18,429)	548,765	—	—	(1,011,047)	(462,282)
12-31-13	123,522	—	7,048	(4,582,915)	(4,452,345)	2,578,326	—	161,392	(96,282,160)	(93,542,442)
Class S
06-30-14	750,845	—	—	(828,441)	(77,596)	18,822,108	—	—	(20,778,138)	(1,956,030)
12-31-13	653,059	—	183,614	(2,231,846)	(1,395,173)	13,992,625	—	4,158,860	(49,218,629)	(31,067,144)
Columbia Small Cap Value II
Class ADV
06-30-14	223,209	—	—	(73,421)	149,788	3,497,667	—	—	(1,151,326)	2,346,341
12-31-13	489,856	—	5,893	(311,692)	184,057	6,598,169	—	83,440	(4,208,893)	2,472,716
Class I
06-30-14	544,598	—	—	(228,719)	315,879	8,810,053	—	—	(3,649,464)	5,160,589
12-31-13	525,149	—	12,907	(466,249)	71,807	7,387,415	—	186,643	(6,416,300)	1,157,758
Class S
06-30-14	365,876	—	—	(937,007)	(571,131)	5,845,543	—	—	(14,946,743)	(9,101,200)
12-31-13	554,966	—	81,288	(2,307,564)	(1,671,310)	8,102,760	—	1,171,365	(32,292,021)	(23,017,896)
Class S2
06-30-14	42,208	—	—	(16,752)	25,456	662,065	—	—	(257,489)	404,576
12-31-13	19,528	—	404	(10,938)	8,994	261,900	—	5,701	(145,135)	122,466
Invesco Comstock
Class ADV
06-30-14	205,074	—	—	(146,025)	59,049	3,167,090	—	—	(2,261,001)	906,089
12-31-13	603,933	—	12,499	(196,211)	420,221	8,169,712	—	190,257	(2,714,756)	5,645,213
Class I
06-30-14	6,904,660	—	—	(1,126,433)	5,778,227	104,703,560	—	—	(17,846,467)	86,857,093
12-31-13	786,136	—	37,382	(1,283,129)	(459,611)	10,817,877	—	574,039	(17,867,297)	(6,475,381)
Class S
06-30-14	2,028,208	—	—	(1,332,389)	695,819	31,710,243	—	—	(20,586,613)	11,123,630
12-31-13	5,107,804	—	167,350	(4,026,287)	1,248,867	68,564,807	—	2,566,247	(55,194,014)	15,937,040
Invesco Equity and Income
Class ADV
06-30-14	92,089	—	—	(69,928)	22,161	4,143,417	—	—	(3,161,967)	981,450
12-31-13	324,124	—	7,062	(137,436)	193,750	13,389,642	—	311,510	(5,623,667)	8,077,485
Class I
06-30-14	153,260	—	—	(704,932)	(551,672)	6,972,528	—	—	(32,372,300)	(25,399,772)
12-31-13	282,483	—	166,447	(1,671,224)	(1,222,294)	11,635,778	—	7,442,530	(69,651,058)	(50,572,750)

49

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Invesco Equity and Income (continued)
Class S
06-30-14	86,214	—	—	(494,697)	(408,483)	3,877,744	—	—	(22,454,697)	(18,576,953)
12-31-13	955,266	—	68,221	(414,399)	609,088	39,807,176	—	3,031,362	(16,907,129)	25,931,409
Class S2
06-30-14	183,282	11,555,360	—	(804,297)	10,934,345	8,253,023	512,696,491	—	(36,327,003)	484,622,511
12-31-13	68,351	—	1,037	(19,889)	49,499	2,931,580	—	45,616	(808,823)	2,168,373
JPMorgan Mid Cap Value
Class ADV
06-30-14	288,224	—	—	(194,865)	93,359	6,189,790	—	—	(4,162,444)	2,027,346
12-31-13	1,266,772	—	128,713	(227,360)	1,168,125	23,875,431	—	2,530,676	(4,436,460)	21,969,647
Class I
06-30-14	731,222	—	—	(982,090)	(250,868)	15,900,057	—	—	(21,320,631)	(5,420,574)
12-31-13	3,432,656	—	493,740	(2,070,549)	1,855,847	65,792,580	—	9,922,736	(41,373,304)	34,342,012
Class S
06-30-14	460,796	—	—	(2,079,816)	(1,619,020)	9,963,995	—	—	(44,831,476)	(34,867,481)
12-31-13	5,471,300	—	698,334	(3,020,429)	3,149,205	103,279,744	—	13,892,952	(58,391,816)	58,780,880
Class S2
06-30-14	25,969	—	—	(38,458)	(12,489)	548,422	—	—	(801,864)	(253,442)
12-31-13	119,247	—	7,558	(45,552)	81,253	2,290,868	—	148,694	(870,014)	1,569,548
Oppenheimer Global
Class ADV
06-30-14	288,013	—	—	(265,370)	22,643	5,285,053	—	—	(4,869,077)	415,976
12-31-13	871,755	—	53,832	(570,239)	355,348	14,245,191	—	894,142	(9,190,450)	5,948,883
Class I
06-30-14	651,827	—	—	(4,841,332)	(4,189,505)	12,316,455	—	—	(92,073,585)	(79,757,130)
12-31-13	1,668,624	—	1,108,918	(12,272,291)	(9,494,749)	27,753,240	—	18,995,765	(207,701,520)	(160,952,515)
Class S
06-30-14	561,199	—	—	(1,468,640)	(907,441)	10,301,979	—	—	(27,302,851)	(17,000,872)
12-31-13	2,437,447	—	161,424	(1,952,393)	646,478	39,723,053	—	2,687,717	(32,219,715)	10,191,055
Class S2
06-30-14	33,761	—	—	(30,086)	3,675	608,013	—	—	(542,104)	65,909
12-31-13	116,186	—	2,083	(24,695)	93,574	1,921,060	—	34,018	(397,258)	1,557,820
PIMCO Bond
Class ADV
06-30-14	378,447	—	—	(1,798,089)	(1,419,642)	4,343,889	—	—	(20,610,886)	(16,266,997)
12-31-13	2,868,423	—	711,107	(4,003,882)	(424,352)	33,957,710	—	7,978,624	(46,312,355)	(4,376,021)
Class I
06-30-14	14,257,243	—	—	(5,211,895)	9,045,348	167,256,692	—	—	(61,411,059)	105,845,633
12-31-13	1,651,231	—	1,628,091	(15,748,966)	(12,469,644)	20,132,981	—	18,739,326	(188,464,346)	(149,592,039)
Class S
06-30-14	346,771	—	—	(4,444,060)	(4,097,289)	4,047,631	—	—	(51,858,853)	(47,811,222)
12-31-13	1,835,526	—	1,591,427	(12,116,759)	(8,689,806)	21,991,704	—	18,142,265	(143,306,602)	(103,172,633)
Class S2
06-30-14	30,091	—	—	(81,491)	(51,400)	342,736	—	—	(925,677)	(582,941)
12-31-13	104,488	—	13,887	(273,579)	(155,204)	1,218,793	—	154,567	(3,164,027)	(1,790,667)
Pioneer High Yield
Class I
06-30-14	1,207,037	—	224,104	(672,128)	759,013	15,188,247	—	2,832,937	(8,441,215)	9,579,969
12-31-13	2,356,462	—	450,641	(2,258,105)	548,998	28,569,887	—	5,470,673	(27,374,725)	6,665,835
Class S
06-30-14	111,416	—	6,693	(38,054)	80,055	1,401,146	—	84,559	(480,318)	1,005,387
12-31-13	135,486	—	16,020	(229,763)	(78,257)	1,638,023	—	194,214	(2,792,153)	(959,916)
T. Rowe Price Diversified Mid Cap Growth
Class ADV
06-30-14	123,065	—	—	(169,848)	(46,783)	1,389,507	—	—	(1,880,134)	(490,627)
12-31-13	276,769	—	33,424	(431,730)	(121,537)	2,653,031	—	335,581	(4,200,379)	(1,211,767)
Class I
06-30-14	223,294	—	—	(4,140,223)	(3,916,929)	2,647,096	—	—	(48,828,604)	(46,181,508)
12-31-13	1,111,974	—	982,896	(9,469,381)	(7,374,511)	11,368,214	—	10,474,732	(97,032,109)	(75,189,163)

50

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price Diversified Mid Cap Growth (continued)
Class S
06-30-14	123,968	—	—	(222,100)	(98,132)	1,431,886	—	—	(2,555,957)	(1,124,071)
12-31-13	869,027	—	27,204	(514,567)	381,664	9,151,841	—	281,838	(5,176,441)	4,257,238
Class S2
06-30-14	166,488	—	—	(23,694)	142,794	1,841,504	—	—	(267,975)	1,573,529
12-31-13	72,646	—	1,386	(105,474)	(31,442)	689,718	—	13,902	(946,873)	(243,253)
T. Rowe Price Growth Equity
Class ADV
06-30-14	111,190	—	—	(110,648)	542	9,553,049	—	—	(9,396,570)	156,479
12-31-13	275,713	—	372	(175,607)	100,478	19,955,159	—	27,617	(12,666,285)	7,316,491
Class I
06-30-14	632,310	—	—	(1,033,265)	(400,955)	55,813,806	—	—	(91,599,012)	(35,785,206)
12-31-13	1,553,782	—	2,430	(2,081,757)	(525,545)	108,257,942	—	186,027	(154,399,469)	(45,955,500)
Class S
06-30-14	442,284	—	—	(724,702)	(282,418)	38,665,654	—	—	(62,083,706)	(23,418,052)
12-31-13	1,240,461	—	712	(829,185)	411,988	95,712,528	—	53,639	(59,365,578)	36,400,589
Class S2
06-30-14	16,919	—	—	(5,484)	11,435	1,452,574	—	—	(470,190)	982,384
12-31-13	9,020	—	5	(4,920)	4,105	654,764	—	401	(353,339)	301,826
Templeton Foreign Equity
Class ADV
06-30-14	173,218	—	—	(261,537)	(88,319)	2,287,284	—	—	(3,459,809)	(1,172,525)
12-31-13	715,336	—	41,781	(485,426)	271,691	10,750,088	—	496,780	(5,872,543)	5,374,325
Class I
06-30-14	401,752	—	—	(3,086,427)	(2,684,675)	5,379,690	—	—	(39,858,821)	(34,479,131)
12-31-13	2,115,894	—	331,462	(15,132,400)	(12,685,044)	4,990,888	—	3,974,225	(173,797,876)	(164,832,763)
Class S
06-30-14	439,121	—	—	(3,640,457)	(3,201,336)	5,928,106	—	—	(47,997,628)	(42,069,522)
12-31-13	3,651,300	—	752,038	(8,871,748)	(4,468,410)	61,349,241	—	8,964,292	(105,021,224)	(34,707,691)
Class S2
06-30-14	24,884	—	—	(27,978)	(3,094)	327,998	—	—	(357,375)	(29,377)
12-31-13	72,572	—	2,011	(28,118)	46,465	914,177	—	23,884	(337,417)	600,644

NOTE 10 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with BNY for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2014:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Bond	8	$1,432,146	1.08%
American Century Small-Mid Cap Value	3	718,333	1.09%
Baron Growth	37	1,644,270	1.09%
Columbia Contrarian Core	3	661,000	1.08%
JPMorgan Mid Cap Value	1	2,246,000	1.09%
Oppenheimer Global	4	2,533,250	1.08%
PIMCO Bond	20	1,058,950	1.09%
T. Rowe Price Diversified Mid Cap Growth	2	719,500	1.10%

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio's risk

51

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS (continued)

profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

Foreign Investments and/or Developing and Emerging Markets. There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTE 12 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the "Agreement") with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2014, the following Portfolios had securities on loan with the following market values:

Global Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Company	$205,813	$(205,813)	$—
Morgan Stanley & Co. International PLC	319,634	(319,634)	—
Nomura International PLC	1,942,739	(1,942,739)	—
UBS AG	556,079	(556,079)	—
Total	$3,024,265	$(3,024,265)	$—

(1)  Collateral with a fair value of $3,123,407 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$57,720	$(57,720)	$—
Citigroup Global Markets Inc.	208,470	(208,470)	—
Credit Suisse Securities USA	155,381	(155,381)	—
Deutsche Bank Securities	11,544	(11,544)	—
Goldman Sachs & Company	498,708	(498,708)	—
HSBC Bank PLC	608,505	(608,505)	—
JPMorgan Clearing Corp.	216,223	(216,223)	—
Morgan Stanley & Co. LLC	598,215	(598,215)	—
National Financial Services LLC	23,075	(23,075)	—
Nomura Securities International, Inc.	57,720	(57,720)	—
RBC Capital Markets, LLC	15,382	(15,382)	—
SG Americas Securities, LLC	24,970	(24,970)	—
Total	$2,475,913	$(2,475,913)	$—

(1)  Collateral with a fair value of $2,541,718 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

52

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 12 — SECURITIES LENDING (continued)

JPMorgan Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Scotia Capital (USA) LLC	$12,095	$(12,095)	$—

(1)  Collateral with a fair value of $12,426 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Oppenheimer Global

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$57,889	$(57,889)	$—
Citigroup Global Markets	1,581,550	(1,581,550)	—
Deutsche Bank Securities Inc.	2,856,017	(2,856,017)	—
Goldman Sachs & Company	27,624,399	(27,624,399)	—
HSBC Bank PLC	1,283,577	(1,283,577)	—
JPMorgan Clearing Corp.	4,151,907	(4,151,907)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	47,502	(47,502)	—
Morgan Stanley & Co. LLC	16,580,833	(16,580,833)	—
National Financial Services LLC	676,386	(676,386)	—
Nomura Securities International, Inc.	2,061,066	(2,061,066)	—
RBC Capital Markets, LLC	409,360	(409,360)	—
Scotia Capital (USA) LLC	244,915	(244,915)	—
SG Americas Securities, LLC	98,006	(98,006)	—
UBS AG	1,745,276	(1,745,276)	—
Total	$59,418,683	$(59,418,683)	$—

(1)  Collateral with a fair value of $61,437,060 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

PIMCO Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$325,922	$(325,922)	$—
JPMorgan Clearing Corp.	488,883	(488,883)	—
Wells Fargo Securities LLC	54,320	(54,320)	—
Total	$869,125	$(869,125)	$—

(1)  Collateral with a fair value of $887,627 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T.Rowe Price Diversified Mid Cap Growth

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp.	$1,644,059	$(1,644,059)	$—
BNP Prime Brokerage, Inc.	224,459	(224,459)	—
Citigroup Global Markets	264,574	(264,574)	—
Deutsche Bank Securities	185,644	(185,644)	—
Goldman Sachs & Company	4,648,089	(4,648,089)	—
HSBC Bank PLC	78,855	(78,855)	—
JPMorgan Clearing Corp.	2,100,299	(2,100,299)	—
Maple Securities USA Inc.	335,759	(335,759)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	10,528	(10,528)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$1,959,517	$(1,959,517)	$—
NewEdge USA, LLC	21,422	(21,422)	—
Nomura Securities International, Inc.	992,390	(992,390)	—
RBC Capital Markets, LLC	103,086	(103,086)	—
Scotia Capital (USA) LLC	1,177,440	(1,177,440)	—
SG Americas Securities, LLC	134,460	(134,460)	—
UBS Securities LLC	923,325	(923,325)	—
Total	$14,803,906	$(14,803,906)	$—

(1)  Collateral with a fair value of $15,150,680 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T.Rowe Price Growth Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co.	$4,883,809	$(4,883,809)	$—
JPMorgan Clearing Corp.	3,929,161	(3,929,161)	—
Morgan Stanley & Co. LLC	5,105,401	(5,105,401)	—
RBC Capital Markets, LLC	1,709,582	(1,709,582)	—
Scotia Capital (USA) LLC	877,169	(877,169)	—
SG Americas Securities, LLC	141,939	(141,939)	—
Total	$16,647,061	$(16,647,061)	$—

(1)  Collateral with a fair value of $16,999,423 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Templeton Foreign Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	$12,459,479	$(12,459,479)	$—

(1)  Collateral with a fair value of $13,085,924 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 13 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower's discretion. Funded portions of the credit agreements are presented in the Summary Portfolio of Investments. At June 30, 2014, Pioneer High Yield had the following unfunded loan commitments:

Loan	Unfunded Commitments	Unrealized Appreciation at 06/30/14*
Amsurg Corp.	$260,000	$—
North American Energy Partners Inc.	660,000	—
	$920,000	$—

*  Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the Portfolio's Statement of Assets and Liabilities and Statement of Operations.

53

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 14 — REORGANIZATIONS

On March 14, 2014, Invesco Equity and Income ("Acquiring Portfolio") acquired all of the net assets of ING American Funds Asset Allocation Portfolio ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on February 27, 2014. The purpose of the transaction was to lower the net expense ratio for shareholders of the Acquired Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended June 30, 2014, are as follows:

Net investment income	$11,264,299
Net realized and unrealized gain on investments	$53,702,532
Net increase in net assets resulting from operations	$64,966,831

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since March 14, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio's Capital Loss Carryforwards (000s)	Acquired Portfolio's Unrealized Depreciation (000s)	Portfolios' Conversion Ratio
$512,696	$861,963	$0	$(8,646)	0.1784

The net assets of the Acquiring Portfolio after the acquisition were $1,374,658,988.

NOTE 15 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, paydowns, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
	Ordinary Income	Ordinary Income	Long-term Capital Gains
Global Bond	$—	$16,777,549	$—
American Century Small-Mid Cap Value	—	12,281,011	2,589,033
Baron Growth	—	13,035,796	37,864,893
Columbia Contrarian Core	—	4,474,714	—
Columbia Small Cap Value II	—	1,447,149	—
Invesco Comstock	—	3,330,543	—
Invesco Equity and Income	—	10,831,018	—
JPMorgan Mid Cap Value	—	4,373,388	22,121,670
Oppenheimer Global	—	22,611,642	—
PIMCO Bond	—	44,655,399	359,383
Pioneer High Yield	2,917,496	5,664,887	—
T. Rowe Price Diversified Mid Cap Growth	—	2,207,235	8,898,818
T. Rowe Price Growth Equity	—	267,033	651
Templeton Foreign Equity	—	13,459,181	—

54

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 15 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios' pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards
	Ordinary Income	Capital Gains	(Depreciation)	Amount	Character	Expiration
Global Bond	$2,259,670	$—	$(10,360,868)	$(3,280,058)	ST	None
				(155,841)	LT	None
				$(3,435,899)
American Century Small-Mid Cap Value	27,086,164	23,680,057	49,735,026	—	—	—
Baron Growth	10,639,213	6,135,299	591,446,647	—	—	—
Columbia Contrarian Core	2,806,844	43,598,651	55,810,224	—	—	—
Columbia Small Cap Value II	642,273	—	58,597,817	(31,639,801)	ST	2017
Invesco Comstock	9,087	—	128,217,706	(62,777,266)	ST	2016
				(130,908,420)	ST	2017
				$(193,685,686)
Invesco Equity and Income	2,307,485	59,059,292	195,928,832	—	—	—
JPMorgan Mid Cap Value	4,779,591	37,242,367	192,240,309	—	—	—
Oppenheimer Global	19,722,534	23,992,837	712,371,389	—	—	—
PIMCO Bond	19,606,561	770,241	6,187,770	—	—	—
Pioneer High Yield	2,647,081	—	9,333,105	(16,954,034)	ST	2017
T. Rowe Price Diversified Mid Cap Growth	1,763,082	55,515,013	329,444,270	—	—	—
T. Rowe Price Growth Equity	—	109,306,010	610,255,889	—	—	—
Templeton Foreign Equity	21,464,058	—	263,954,685	(11,132,244)	ST	2015
				(35,954,547)	ST	2016
				(133,709,136)	ST	2017
				(36,660,130)	LT	None
				$(217,456,057)*

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios' major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 16 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. ("ING Groep") submitted a restructuring plan (the "Restructuring Plan") to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep

55

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 16 — RESTRUCTURING PLAN (continued)

additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the "Separation Plan").

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the "IPO"). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep's remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep's divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-advisers provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains "control" (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management's attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser's loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

NOTE 17 — SUBSEQUENT EVENTS

On June 19, 2014, shareholders of VY MFS Total Return Portfolio, which is not included in this report, approved the reorganization of VY MFS Total Return Portfolio with and into Invesco Equity and Income. The reorganization occurred on July 19, 2014.

Dividends: Subsequent to June 30, 2014, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global Bond
Class ADV	$0.0352	$—	$—	August 5, 2014	August 1, 2014
Class I	$0.0882	$—	$—	August 5, 2014	August 1, 2014
Class S	$0.0587	$—	$—	August 5, 2014	August 1, 2014

56

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
American Century Small-Mid Cap Value
Class ADV	$0.1766	$1.1817	$1.2211	August 5, 2014	August 1, 2014
Class I	$0.2500	$1.1817	$1.2211	August 5, 2014	August 1, 2014
Class S	$0.2055	$1.1817	$1.2211	August 5, 2014	August 1, 2014
Class S2	$0.1326	$1.1817	$1.2211	August 5, 2014	August 1, 2014
Baron Growth
Class ADV	$—	$0.2784	$0.1951	August 5, 2014	August 1, 2014
Class I	$0.0922	$0.2784	$0.1951	August 5, 2014	August 1, 2014
Class S	$0.0229	$0.2784	$0.1951	August 5, 2014	August 1, 2014
Class S2	$0.0436	$0.2784	$0.1951	August 5, 2014	August 1, 2014
Columbia Contrarian Core
Class ADV	$0.1728	$—	$3.2347	August 5, 2014	August 1, 2014
Class I	$0.2528	$—	$3.2347	August 5, 2014	August 1, 2014
Class S	$0.2087	$—	$3.2347	August 5, 2014	August 1, 2014
Columbia Small Cap Value II
Class ADV	$0.0421	$—	$—	August 5, 2014	August 1, 2014
Class I	$0.0644	$—	$—	August 5, 2014	August 1, 2014
Class S	$0.0286	$—	$—	August 5, 2014	August 1, 2014
Class S2	$0.0543	$—	$—	August 5, 2014	August 1, 2014
Invesco Comstock
Class ADV	$0.0003	$—	$—	August 5, 2014	August 1, 2014
Class I	$0.0003	$—	$—	August 5, 2014	August 1, 2014
Class S	$0.0003	$—	$—	August 5, 2014	August 1, 2014
Invesco Equity and Income
Class ADV	$0.0486	$—	$1.2429	August 5, 2014	August 1, 2014
Class I	$0.0486	$—	$1.2429	August 5, 2014	August 1, 2014
Class S	$0.0486	$—	$1.2429	August 5, 2014	August 1, 2014
Class S2	$0.0486	$—	$1.2429	August 5, 2014	August 1, 2014
JPMorgan Mid Cap Value
Class ADV	$0.0189	$0.1315	$1.1713	August 5, 2014	August 1, 2014
Class I	$0.0189	$0.1315	$1.1713	August 5, 2014	August 1, 2014
Class S	$0.0189	$0.1315	$1.1713	August 5, 2014	August 1, 2014
Class S2	$0.0189	$0.1315	$1.1713	August 5, 2014	August 1, 2014
Oppenheimer Global
Class ADV	$0.1470	$—	$0.2610	August 5, 2014	August 1, 2014
Class I	$0.2255	$—	$0.2610	August 5, 2014	August 1, 2014
Class S	$0.1813	$—	$0.2610	August 5, 2014	August 1, 2014
Class S2	$0.1811	$—	$0.2610	August 5, 2014	August 1, 2014
PIMCO Bond
Class ADV	$0.1855	$—	$0.0089	August 5, 2014	August 1, 2014
Class I	$0.2516	$—	$0.0089	August 5, 2014	August 1, 2014
Class S	$0.2125	$—	$0.0089	August 5, 2014	August 1, 2014
Class S2	$0.1789	$—	$0.0089	August 5, 2014	August 1, 2014
Pioneer High Yield
Class I	$0.0474	$—	$—	August 1, 2014	Daily
Class S	$0.0446	$—	$—	August 1, 2014	Daily
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$0.0033	$0.0237	$0.8032	August 5, 2014	August 1, 2014
Class I	$0.0033	$0.0237	$0.8032	August 5, 2014	August 1, 2014
Class S	$0.0033	$0.0237	$0.8032	August 5, 2014	August 1, 2014
Class S2	$0.0033	$0.0237	$0.8032	August 5, 2014	August 1, 2014
T. Rowe Price Growth Equity
Class ADV	$—	$—	$6.3213	August 5, 2014	August 1, 2014
Class I	$—	$—	$6.3213	August 5, 2014	August 1, 2014
Class S	$—	$—	$6.3213	August 5, 2014	August 1, 2014
Class S2	$—	$—	$6.3213	August 5, 2014	August 1, 2014

57

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Templeton Foreign Equity
Class ADV	$0.2635	$—	$—	August 5, 2014	August 1, 2014
Class I	$0.3236	$—	$—	August 5, 2014	August 1, 2014
Class S	$0.2907	$—	$—	August 5, 2014	August 1, 2014
Class S2	$0.2774	$—	$—	August 5, 2014	August 1, 2014

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

58

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Geographic Diversification
as of June 30, 2014
(as a percentage of net assets)

United States	91.5%
Italy	5.0%
Spain	3.1%
United Kingdom	2.1%
Cayman Islands	1.5%
Mexico	1.3%
Russia	1.0%
Brazil	0.8%
Switzerland	0.5%
Australia	0.5%
Countries between 0.0% - 0.4%^	2.6%
Liabilities in Excess of Other Assets*	(9.9)%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 9 countries, which each represents 0.0% - 0.4% of net assets.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.8%
		Australia: 0.4%
498,000	#	Australia & New Zealand Banking Group Ltd., 4.500%, 03/19/24	$511,859	0.2
703,000		Other Securities	778,653	0.2
			1,290,512	0.4
		Brazil: 0.5%
600,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	651,000	0.2
200,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	210,440	0.1
700,000		Other Securities	735,000	0.2
			1,596,440	0.5
		Canada: 0.1%
370,000	±,X	Bowater Pulp and Paper Escrow, 01/15/11	—	—
402,000		Other Securities	397,028	0.1
			397,028	0.1
		China: 0.2%
260,000	#	Country Garden Holdings Co. Ltd., 7.875%, 05/27/19	270,738	0.1
400,000		Other Securities(a)	413,000	0.1
			683,738	0.2

Principal Amount†				Value	Percentage of Net Assets
			France: 0.4%
	663,000		BPCE SA, 2.500%, 12/10/18	$672,671	0.2
	658,000	#	BPCE SA, 5.150%, 07/21/24	695,627	0.2
				1,368,298	0.4
			Germany: 0.3%
	943,000		Other Securities	925,432	0.3
			India: 0.2%
	600,000		Other Securities(a)	674,625	0.2
			Ireland: 0.4%
	1,200,000		Other Securities	1,223,625	0.4
			Italy: 0.2%
	696,000		Other Securities	730,570	0.2
			Luxembourg: 0.2%
	535,000		Other Securities	583,300	0.2
			Mexico: 0.2%
MXN	9,659,322		Other Securities(b)	666,421	0.2
			Netherlands: 0.4%
	200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	216,000	0.1
	1,013,000		Other Securities	1,106,044	0.3
				1,322,044	0.4

See Accompanying Notes to Financial Statements

59

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Russia: 0.5%
350,000	#	Sberbank of Russia Via SB Capital SA, 5.500%, 02/26/24	$342,125	0.1
1,250,000		Other Securities	1,242,325	0.4
			1,584,450	0.5
		Switzerland: 0.5%
995,000	#	Credit Suisse AG, 6.500%, 08/08/23	1,106,938	0.3
560,000		Other Securities	675,031	0.2
			1,781,969	0.5
		United Kingdom: 0.7%
742,000		Barclays Bank PLC, 7.625%, 11/21/22	845,880	0.2
520,000	#	Barclays Bank PLC, 6.050%, 12/04/17	591,646	0.2
200,000	#	Ineos Finance PLC, 8.375%, 02/15/19	219,250	0.1
718,000		Other Securities	746,234	0.2
			2,403,010	0.7
		United States: 16.6%
1,050,000		Apple Inc., 1.000%, 05/03/18	1,027,689	0.3
1,367,000		Bank of America Corp., 3.300%-8.000%, 01/11/23-07/29/49	1,440,295	0.4
1,309,000		Barrick North America Finance LLC, 5.750%, 05/01/43	1,358,645	0.4
1,378,000		Citigroup, Inc., 4.050%-5.950%, 07/30/22-07/29/49	1,448,306	0.5
568,000		Comcast Corp., 3.600%, 03/01/24	584,436	0.2
1,015,000		Comcast Corp., 5.700%, 05/15/18	1,170,192	0.3
562,000	#	COX Communications, Inc., 2.950%, 06/30/23	534,225	0.2
985,000		Devon Energy Corp., 5.600%, 07/15/41	1,142,389	0.4
1,026,000	L	Energy Transfer Partners L.P., 4.900%, 02/01/24	1,103,253	0.3
1,276,000		Entergy Corp., 5.125%, 09/15/20	1,417,845	0.4
715,000		General Electric Capital Corp., 6.750%, 03/15/32	944,666	0.3
960,000	#	Glencore Funding LLC, 2.500%, 01/15/19	958,444	0.3
Principal Amount†			Value	Percentage of Net Assets
916,000		Goldman Sachs Group, Inc., 4.800%-5.250%, 07/27/21-07/08/44	$992,417	0.3
725,000	X	Greektown, LLC Escrow, 07/16/49	—	—
1,450,000		HCA, Inc., 6.375%-7.250%, 01/15/15-09/15/20	1,522,287	0.5
1,050,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,085,878	0.3
1,165,000		Indiana Michigan Power, 7.000%, 03/15/19	1,416,513	0.4
810,000	X	Jefferson Smurfit Escrow, 10/01/12	—	—
245,000	X	Jefferson Smurfit Escrow, 06/01/13	—	—
302,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	323,484	0.1
1,217,000		JPMorgan Chase & Co., 1.625%-6.000%, 05/15/18-12/29/49	1,221,359	0.4
66	#	Kern River Funding Corp., 4.893%, 04/30/18	71	0.0
1,577,000		Morgan Stanley, 3.750%-4.100%, 02/25/23-04/29/24	1,601,632	0.5
1,048,000		Mylan, Inc./PA, 2.600%, 06/24/18	1,065,365	0.3
897,000		21st Century Fox America, Inc., 4.500%-5.400%, 02/15/21-10/01/43	993,548	0.3
470,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	531,100	0.2
255,000	#	Sealed Air Corp., 8.375%, 09/15/21	293,250	0.1
896,000		SLM Corp., 4.625%-8.000%, 09/25/17-03/25/20	981,250	0.3
475,000	X	Smurfit-Stone Container Corp. Escrow, 03/15/17	—	—
245,000	X	Stone Webster Escrow, 07/01/12	—	—
340,000		Time Warner Cable, Inc., 5.875%, 11/15/40	397,376	0.1
606,000		Time Warner, Inc., 6.500%, 11/15/36	742,861	0.3

See Accompanying Notes to Financial Statements

60

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	$547,294	0.2
1,328,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,488,121	0.5
987,000		Verizon Communications, Inc., 2.450%-6.550%, 11/01/22-09/15/43	1,121,718	0.3
867,000		WellPoint, Inc., 5.100%, 01/15/44	946,124	0.3
22,102,000		Other Securities(a)	23,573,253	7.2
			53,975,286	16.6
		Total Corporate Bonds/Notes (Cost $67,949,554)	71,206,748	21.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.8%
		United States: 13.8%
794,001		Banc of America Alternative Loan Trust 2004-1, 4.750%, 02/25/19	800,899	0.2
700,000		Banc of America Commercial Mortgage Trust 2007-3, 5.775%, 06/10/49	700,803	0.2
920,000		Banc of America Commercial Mortgage Trust, 6.015%, 02/10/51	979,241	0.3
1,517,903		Banc of America Funding Corp., 5.500%, 02/25/35	1,579,608	0.5
800,000		Banc of America Merrill Lynch Commercial Mortgage Trust, 5.775%, 06/10/49	837,322	0.3
440,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	461,156	0.2
340,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	342,409	0.1
1,130,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.926%, 07/10/42	1,113,641	0.3

Principal Amount†			Value	Percentage of Net Assets
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	$485,593	0.1
1,030,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	1,023,753	0.3
500,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.288%, 10/12/42	510,455	0.2
564,075	#	Beckman Coulter, Inc., 7.498%, 12/15/18	609,427	0.2
660,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.250%, 04/15/40	675,751	0.2
440,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.924%, 04/15/40	449,591	0.1
294,924		Citigroup Mortgage Loan Trust, Inc., 2.665%, 05/25/35	295,870	0.1
680,000	#	Commercial 2004-LNB2 Mortgage Trust, 6.264%, 03/10/39	736,893	0.2
4,460,000	^	Commercial Mortgage Pass Through Certificates, 1.380%, 05/10/47	356,310	0.1
3,021,693	^	Commercial Mortgage Trust, 1.929%, 01/10/46	277,584	0.1
2,733,153	^	Commercial Mortgage Trust, 2.058%, 12/10/45	276,869	0.1
11,428,739	^	Commercial Mortgage Trust, 2.146%, 10/15/45	1,276,979	0.4
4,288,642	^	Commercial Mortgage Trust, 2.393%, 05/15/45	491,477	0.1
240,000		Commerical 2007-C9 Mortgage Trust, 5.988%, 12/10/49	250,932	0.1
1,010,000		Commercial Mortgage Trust, 5.401%-5.494%, 06/10/44-07/15/44	1,028,999	0.3

See Accompanying Notes to Financial Statements

61

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
540,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 6.175%, 02/15/41	$565,442	0.2
690,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	700,038	0.2
41,885	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	41,997	0.0
832,414	#	Credit Suisse Mortgage Capital Certificates, 3.936%, 07/27/37	839,871	0.3
5,645,072	#,^	DBUBS 2011-LC1 Mortgage Trust, 1.551%, 11/10/46	171,130	0.1
100,178	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.651%, 01/27/37	137,032	0.0
44,918,664	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	263,089	0.1
480,000	#	Greenwich Capital Commercial Funding Corp., 6.160%, 06/10/36	479,780	0.2
3,046,954	^	GS Mortgage Securities Corp. II, 2.537%, 11/10/45	387,088	0.1
570,000		GS Mortgage Securities Trust, 5.784%-6.053%, 04/10/38-08/10/38	560,356	0.2
520,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Ps Thr Certs Ser 2003-LN1, 5.592%, 10/15/37	518,685	0.2
4,638,424	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.084%, 12/15/47	466,446	0.1
10,328,871	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.163%, 06/15/45	964,151	0.3

Principal Amount†			Value	Percentage of Net Assets
2,760,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.446%, 12/15/47	$71,881	0.0
33,099		JP Morgan Commercial Mortgage Finance Corp., 8.553%, 08/15/32	33,286	0.0
264,998		JPMorgan Mortgage Trust, 2.605%, 07/25/35	265,548	0.1
870,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.129%-5.786%, 06/12/41-10/15/42	805,015	0.3
368,000		LB-UBS Commercial Mortgage Trust 2004-C7, 4.943%, 10/15/36	372,161	0.1
360,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	363,545	0.1
1,320,000		LB-UBS Commercial Mortgage Trust, 5.323%-6.049%, 06/15/38-11/15/40	1,327,084	0.4
4,052,888	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.634%, 12/15/48	273,799	0.1
890,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.517%, 04/14/40	890,599	0.3
990,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.537%, 04/14/40	955,674	0.3
950,635		Morgan Stanley Capital I Trust 2004-IQ7, 5.302%, 06/15/38	956,480	0.3
860,000		Morgan Stanley Capital I Trust 2005-IQ10, 5.416%, 09/15/42	751,039	0.2
942,756		Morgan Stanley Capital I Trust 2007-HQ13, 5.649%, 12/15/44	945,173	0.3
865,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	962,654	0.3

See Accompanying Notes to Financial Statements

62

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
570,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	$617,342	0.2
460,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	477,486	0.1
507,058	#	Morgan Stanley Re-REMIC Trust, 5.246%, 12/17/43	508,905	0.1
870,000		Morgan Stanley Capital I Trust, 5.389%-5.831%, 11/12/41-06/11/42	921,149	0.3
718,828	#	N-Star Real Estate CDO Ltd., 2.002%, 08/25/29	719,546	0.2
1,610,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	1,719,377	0.5
6,793,511	#,^	UBS-Barclays Commercial Mortgage Trust, 2.316%, 08/10/49	799,346	0.2
1,320,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.590%, 03/15/42	1,318,617	0.4
210,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.904%, 05/15/43	203,859	0.1
450,000	#	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 0.354%, 12/15/43	437,834	0.1
650,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 6.140%, 02/15/51	607,586	0.2
500,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	527,545	0.2
3,047,482	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.380%, 08/15/45	336,519	0.1
6,193,261	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5, 2.278%, 10/15/45	700,936	0.2

Principal Amount†				Value	Percentage of Net Assets
	954,646		Wells Fargo Mortgage Backed Securities 2005-AR14 Trust, 5.356%, 08/25/35	$988,112	0.3
	530,232		Wells Fargo Mortgage-Backed Securities Trust, 2.610%-2.612%, 02/25/34-02/25/35	537,456	0.2
	3,073,231		Other Securities	3,081,404	0.9
			Total Collateralized Mortgage Obligations (Cost $44,203,473)	45,133,624	13.8
STRUCTURED PRODUCTS: 0.1%
			Mexico: 0.1%
MXN	3,258,596		Other Securities	235,500	0.1
			Russia: 0.0%
RUB	11,097,000	±,X	Credit Suisse International - Moitk Total Return Linked Notes, 8.990%, 03/30/11	—	—
RUB	19,450,000	X	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Notes, 05/24/15	—	—
RUB	7,440,472		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	109,771	0.0
				109,771	0.0
			Total Structured Products (Cost $1,757,978)	345,271	0.1
FOREIGN GOVERNMENT BONDS: 11.6%
			Australia: 0.1%
AUD	220,000		Other Securities	216,203	0.1
			Brazil: 0.3%
BRL	705,000		Other Securities	772,875	0.3
			Canada: 0.3%
CAD	850,000		Other Securities	916,077	0.3

See Accompanying Notes to Financial Statements

63

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Germany: 0.1%
EUR	180,000		Other Securities	$247,407	0.1
			Italy: 4.8%
EUR	10,620,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 09/01/24	15,717,033	4.8
			Mexico: 1.0%
MXN	38,330,000		Mexican Bonos, 6.500%, 06/10/21	3,179,746	1.0
			Russia: 0.5%
	1,380,960		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	1,602,107	0.5
			South Africa: 0.0%
ZAR	1,000,000		Other Securities	101,777	0.0
			Spain: 3.1%
EUR	6,810,000	#	Spain Government Bond, 3.800%, 04/30/24	10,226,283	3.1
			United Kingdom: 1.4%
GBP	2,800,000		United Kingdom Gilt, 3.250%, 01/22/44	4,644,606	1.4
GBP	10,000		United Kingdom Gilt, 4.500%, 09/07/34	20,168	0.0
				4,664,774	1.4
			Total Foreign Government Bonds (Cost $36,699,985)	37,644,282	11.6
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.7%
			Federal Home Loan Mortgage Corporation##: 3.0%
	18,772,374	^	4.000%, due 04/15/43	3,636,346	1.1
	905,000		5.000%, due 11/15/34	995,261	0.3
	9,016,550	^	5.848%, due 05/15/36	1,140,852	0.4
	6,740,728	^	5.898%, due 07/15/40	1,079,897	0.4
	184,170	^	5.998%, due 07/15/35	31,005	0.0
	21,730	^	7.000%, due 03/15/28	4,259	0.0
	124,898	^	7.000%, due 04/15/28	24,421	0.0
Principal Amount†			Value	Percentage of Net Assets
209,567	^	7.498%, due 03/15/29	$43,283	0.0
199,875	^	7.548%, due 03/15/29	37,642	0.0
277,056	^	8.798%, due 08/15/29	70,152	0.0
2,390,279		0.602%-24.194%, due 05/15/17-08/15/35	2,626,359	0.8
			9,689,477	3.0
		Federal National Mortgage Association##: 15.7%
10,746,000	W	3.000%, due 08/01/44	10,592,370	3.3
1,473,284	^	3.500%, due 08/25/33	203,791	0.1
860,228	^	3.500%, due 08/25/43	173,089	0.1
10,288,000	W	3.500%, due 08/01/44	10,561,275	3.2
7,184,834	^	3.898%, due 02/25/37	275,164	0.1
9,975,000	W	4.000%, due 07/01/44	10,589,086	3.3
9,768,000	W	4.500%, due 07/15/35	10,581,494	3.3
4,545,970	^	5.000%, due 05/25/18	288,367	0.1
103,858	^	5.500%, due 07/25/33	19,790	0.0
42,789	^	5.500%, due 06/01/35	8,501	0.0
189,293	^	6.000%, due 12/01/32	37,799	0.0
78,343	^	6.000%, due 02/01/33	15,852	0.0
78,383	^	6.000%, due 03/01/33	15,944	0.0
94,110	^	6.000%, due 03/01/33	19,109	0.0
43,563	^	6.000%, due 09/01/35	7,228	0.0
6,191,170	^	6.298%, due 02/25/42	1,266,698	0.4
211,229	^	6.388%, due 06/25/37	30,863	0.0
627,316	^	6.418%, due 06/25/36	108,198	0.0
316,929	^	6.500%, due 02/01/32	65,565	0.0
35,535	^	6.598%, due 05/25/35	6,685	0.0
4,501	^	6.898%, due 10/25/22	21	0.0
53,702	^	6.948%, due 06/25/23	7,299	0.0
53,075	^	7.000%, due 02/01/28	9,752	0.0
65,551	^	7.000%, due 03/25/33	17,566	0.0

See Accompanying Notes to Financial Statements

64

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association## (continued)
53,534	^	7.000%, due 04/25/33	$10,876	0.0
172,298	^	7.078%, due 09/25/36	32,384	0.0
299,109	^	7.398%, due 10/25/33	54,661	0.0
234,123	^	7.478%, due 03/25/23	16,542	0.0
76,643	^	7.500%, due 01/01/24	15,017	0.0
184,007	^	7.598%, due 07/25/31	40,092	0.0
108,020	^	7.598%, due 02/25/32	20,936	0.0
62,224	^	7.798%, due 07/25/32	14,187	0.0
2,209,644	^	7.846%, due 12/18/32	452,938	0.1
741,669		32.690%, due 11/25/36	1,256,947	0.4
3,809,463		0.552%-27.491%, due 09/01/14-05/25/43	4,235,435	1.3
			51,051,521	15.7
		Government National Mortgage Association: 1.0%
3,228,045	^	4.000%, due 04/20/38	413,375	0.1
6,673,985	^	5.697%, due 06/20/40	1,069,928	0.3
877,087		21.552%, due 03/20/37	1,292,255	0.4
525,007		5.000%-8.000%, due 01/16/30-02/20/35	607,499	0.2
			3,383,057	1.0
		Total U.S. Government Agency Obligations (Cost $62,465,570)	64,124,055	19.7
U.S. TREASURY OBLIGATIONS: 4.0%
		U.S. Treasury Bonds: 0.3%
991,000		3.625%, due 02/15/44	1,043,802	0.3
		U.S. Treasury Notes: 3.7%
4,590,000		2.125%, due 06/30/21	4,588,205	1.4
6,487,000		2.500%, due 05/15/24	6,474,331	2.0
985,000		0.375%-1.625%, due 03/31/16-06/30/19	985,249	0.3
			12,047,785	3.7
		Total U.S. Treasury Obligations (Cost $13,074,281)	13,091,587	4.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 6.6%
		Cayman Islands: 1.5%
450,000	#	Ares Enhanced Loan Investment Strategy II Ltd., 2.078%, 01/26/20	$441,350	0.1
750,000	#	Belhurst CLO Ltd., 0.926%, 01/15/20	722,789	0.2
1,000,000	#	Blackrock Senior Income Series II, 2.077%, 05/25/17	991,641	0.3
1,050,000	#	Muir Grove CLO Ltd., 2.229%, 03/25/20	1,050,024	0.3
500,000	#	Octagon Investment Partners VIII Ltd, 1.931%, 09/15/17	495,895	0.2
173,056	#	Sargas CLO I Ltd., 0.927%, 08/27/20	172,810	0.1
1,000,000	#	WhiteHorse III Ltd/Corp, 2.075%, 05/01/18	986,498	0.3
			4,861,007	1.5
		United States: 5.1%
740,000	#	Ares XII CLO Ltd., 2.227%, 11/25/20	745,400	0.2
950,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.001%, 06/20/17	928,217	0.3
1,450,000	#	Castle Garden Funding, 1.977%, 10/27/20	1,436,608	0.4
207,037	#	Emporia Preferred Funding II Corp., 0.508%, 10/18/18	206,971	0.1
1,625,000	#	Gulf Stream - Compass CLO, 1.029%, 01/24/20	1,624,646	0.5
400,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.673%, 08/07/21	391,488	0.1
180,000	#	Invitation Homes 2013-SFR1 Trust, 2.900%, 12/17/30	179,343	0.0
280,000	#	Invitation Homes Trust, 1.154%, 06/17/31	281,074	0.1
280,000	#	Invitation Homes Trust, 2.252%, 06/17/31	283,205	0.1
350,000	#	M&T Bank Auto Receivables Trust 2013-1, 1.060%, 11/15/17	352,365	0.1

See Accompanying Notes to Financial Statements

65

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
1,840,000	#	Madison Park Funding I Ltd., 0.993%, 05/10/19	$1,835,766	0.6
1,680,000	#	Madison Park Funding Ltd., 2.123%, 05/10/19	1,680,407	0.5
1,300,000	#	Morgan Stanley Investment Management Croton Ltd., 0.977%, 01/15/18	1,276,400	0.4
300,000	#	Stanfield Bristol CLO Ltd, 0.674%, 10/15/19	298,401	0.1
1,000,000	#	WhiteHorse III Ltd./Corp, 0.975%, 05/01/18	996,593	0.3
4,104,768		Other Securities	4,077,336	1.3
			16,594,220	5.1
		Total Asset-Backed Securities (Cost $21,224,746)	21,455,227	6.6

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
48,345		Other Securities(a)	$134,172	0.0
		Total Common Stock (Cost $1,315,740)	134,172	0.0
PREFERRED STOCK: 0.1%
		United States: 0.1%
10,550		Other Securities	258,475	0.1
		Total Preferred Stock (Cost $262,695)	258,475	0.1
WARRANTS: —%
		Consumer Discretionary: —%
2,406	X	Media News Group	—	—
		Total Warrants (Cost $—)	—	—
INVESTMENT COMPANIES: 32.2%
		United States: 32.2%
1,372,792		Voya Emerging Markets Corporate Debt Fund - Class P	13,865,195	4.2
3,966,227		Voya Emerging Markets Hard Currency Debt Fund - Class P	39,027,676	12.0
Shares		Value	Percentage of Net Assets
3,922,368	Voya Emerging Markets Local Currency Debt Fund - Class P	$35,615,100	10.9
1,948,978	Voya High Yield Bond Fund - Class P	16,605,291	5.1
	Total Investment Companies (Cost $109,107,618)	105,113,262	32.2

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.5%
		Interest Rate Swaptions: 0.5%
73,094,000	@	Pay a fixed rate equal to 4.900% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Citigroup, Inc.	$173,935	0.1
8,379,000	@	Pay a fixed rate equal to 5.030% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/22/15 Counterparty: Citigroup, Inc.	13,824	0.0
65,640,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	48,526	0.0
65,640,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	48,526	0.0
65,640,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	629,653	0.2

See Accompanying Notes to Financial Statements

66

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets
		Interest Rate Swaptions (continued)
65,640,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	$629,653	0.2
			1,544,117	0.5
		Options on Currencies: 0.0%
19,929,000	@	Call EUR vs. Put USD Currency Option, Strike @ 1.380, Exp. 07/31/14 Counterparty: Barclays Bank PLC	42,685	0.0
3,250,000	@	Call ZAR vs. Put USD Currency Option, Strike @ 10.230, Exp. 10/01/14 Counterparty: Barclays Bank PLC	11,258	0.0
6,800,000	@	Call ZAR vs. Put USD Currency Option, Strike @ 10.550, Exp. 09/10/14 Counterparty: Barclays Bank PLC	63,809	0.0
23,526,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.320, Exp. 07/31/14 Counterparty: Deutsche Bank AG	2,364	0.0
3,300,000	@	Put USD vs. Call BRL Currency Option, Strike @ 2.190, Exp. 10/01/14 Counterparty: Deutsche Bank AG	21,407	0.0
			141,523	0.0
		Total Purchased Options (Cost $2,013,058)	1,685,640	0.5
		Total Long-Term Investments (Cost $360,074,698)	360,192,343	110.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc(1): 1.0%
123,407	Barclays Bank PLC, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $123,407, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $125,875, due 05/31/15-05/15/44)	$123,407	0.1
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 07/15/14-04/20/64)	1,000,000	0.3
1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14-08/15/42)	1,000,000	0.3

See Accompanying Notes to Financial Statements

67

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14-07/15/56)	$1,000,000	0.3
		3,123,407	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
5,004,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $5,004,000)	$5,004,000	1.5
	Total Short-Term Investments (Cost $8,127,407)	8,127,407	2.5
	Total Investments in Securities (Cost $368,202,105)	$368,319,750	112.9
	Liabilities in Excess of Other Assets	(42,136,532)	(12.9)
	Net Assets	$326,183,218	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2014.

#  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

L  Loaned security, a portion or all of the security is on loan at June 30, 2014.

±  Defaulted security

X  Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

(b)  The grouping contains securities in default.

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

EUR  EU Euro

GBP  British Pound

JPY  Japanese Yen

NZD  New Zealand Dollar

MXN  Mexican Peso

RUB  Russian Ruble

SEK  Swedish Krona

ZAR  South African Rand

Cost for federal income tax purposes is $368,242,411.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$9,043,962
Gross Unrealized Depreciation	(8,966,623)
Net Unrealized Appreciation	$77,339

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	32.2%
Federal National Mortgage Association	15.2
Collateralized Mortgage Obligations	13.8
Foreign Government Bonds	11.6
Financial	8.5
Other Asset-Backed Securities	4.2
Communications	3.9
U.S. Treasury Notes	3.7
Federal Home Loan Mortgage Corporation	3.0
Basic Materials	2.4
Consumer, Non-cyclical	2.2
Utilities	1.5
Asset-Backed Securities	1.3
Energy	1.3
Government National Mortgage Association	1.0
Technology	0.8
Industrial	0.7
Automobile Asset-Backed Securities	0.6
Consumer, Cyclical	0.6
U.S. Government Agency Obligations	0.5
Interest Rate Swaptions	0.5
Credit Card Asset-Backed Securities	0.5
U.S. Treasury Bonds	0.3
Structured Products	0.1
Consumer Discretionary	0.0
Materials	0.0
Options on Currencies	0.0
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(12.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

68

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
United States	$112,631	$—	$21,541	$134,172
Total Common Stock	112,631	—	21,541	134,172
Preferred Stock	258,475	—	—	258,475
Warrants	—	—	—	—
Purchased Options	—	1,685,640	—	1,685,640
Corporate Bonds/Notes	—	71,180,710	26,038	71,206,748
Collateralized Mortgage Obligations	—	44,524,197	609,427	45,133,624
Structured Products	—	—	345,271	345,271
Short-Term Investments	5,004,000	3,123,407	—	8,127,407
U.S. Government Agency Obligations	—	64,124,055	—	64,124,055
Foreign Government Bonds	—	37,644,282	—	37,644,282
Investment Companies	105,113,262	—	—	105,113,262
Asset-Backed Securities	—	21,455,227	—	21,455,227
U.S. Treasury Obligations	—	13,091,587	—	13,091,587
Total Investments, at fair value	$110,488,368	$256,829,105	$1,002,277	$368,319,750
Other Financial Instruments+
Centrally Cleared Swaps	—	574,546	—	574,546
Forward Foreign Currency Contracts	—	3,574,840	—	3,574,840
Futures	282,614	—	—	282,614
Total Assets	$110,770,982	$260,978,491	$1,002,277	$372,751,750
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(146,105)	$—	$(146,105)
Forward Foreign Currency Contracts	—	(5,125,875)	—	(5,125,875)
Futures	(142,337)	—	—	(142,337)
Written Options	—	(868,035)	—	(868,035)
Total Liabilities	$(142,337)	$(6,140,015)	$—	$(6,282,352)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	3,994,760	Buy	08/22/14	$6,785,000	$6,833,813	$48,813
Barclays Bank PLC	British Pound	1,159,547	Buy	08/22/14	1,967,533	1,983,630	16,097
Barclays Bank PLC	Canadian Dollar	3,707,685	Buy	08/22/14	3,436,000	3,470,159	34,159
Barclays Bank PLC	Norwegian Krone	40,635,158	Buy	08/22/14	6,650,000	6,611,594	(38,406)
Barclays Bank PLC	Indonesian Rupiah	36,548,765,000	Buy	08/22/14	3,047,000	3,059,753	12,753
Barclays Bank PLC	Hungarian Forint	819,139,360	Buy	09/12/14	3,613,000	3,611,748	(1,252)
Barclays Bank PLC	EU Euro	7,007,510	Buy	08/22/14	9,531,441	9,597,304	65,863
Barclays Bank PLC	Brazilian Real	6,349,266	Buy	09/12/14	2,772,000	2,814,153	42,153
Barclays Bank PLC	EU Euro	4,850,760	Buy	08/22/14	6,655,000	6,643,475	(11,525)
Barclays Bank PLC	Swedish Krona	21,284,829	Buy	08/22/14	3,237,000	3,183,785	(53,215)
Barclays Bank PLC	EU Euro	2,145,145	Buy	08/22/14	2,941,000	2,937,936	(3,064)
Barclays Bank PLC	New Zealand Dollar	3,768,511	Buy	08/22/14	3,237,000	3,283,369	46,369
Barclays Bank PLC	Turkish Lira	3,952,462	Buy	09/12/14	1,845,000	1,837,693	(7,307)
Barclays Bank PLC	Australian Dollar	3,585,606	Buy	08/22/14	3,333,000	3,368,202	35,202
Barclays Bank PLC	Canadian Dollar	15,570,263	Buy	08/22/14	14,250,000	14,572,786	322,786
Barclays Bank PLC	British Pound	3,989,191	Buy	08/22/14	6,717,000	6,824,286	107,286
Barclays Bank PLC	EU Euro	2,170,102	Buy	08/22/14	3,033,000	2,972,116	(60,884)
Barclays Bank PLC	Norwegian Krone	19,647,846	Buy	08/22/14	3,328,000	3,196,827	(131,173)

See Accompanying Notes to Financial Statements

69

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Russian Ruble	120,146,752	Buy	09/12/14	$3,392,088	$3,480,985	$88,897
Barclays Bank PLC	Australian Dollar	5,861,034	Buy	08/22/14	5,450,000	5,505,665	55,665
Barclays Bank PLC	EU Euro	59,385,719	Buy	08/22/14	82,400,952	81,333,143	(1,067,809)
Barclays Bank PLC	Indian Rupee	148,337,688	Buy	08/22/14	2,413,565	2,449,000	35,435
Barclays Bank PLC	Taiwan New Dollar	20,178,605	Buy	08/22/14	672,957	676,640	3,683
Barclays Bank PLC	Russian Ruble	26,959,270	Buy	09/12/14	754,000	781,085	27,085
Barclays Bank PLC	Turkish Lira	2,262,946	Buy	09/12/14	1,048,000	1,052,155	4,155
Citigroup, Inc.	EU Euro	2,194,083	Buy	08/22/14	3,055,000	3,004,960	(50,040)
Citigroup, Inc.	New Zealand Dollar	15,309,409	Buy	08/22/14	13,310,000	13,338,543	28,543
Citigroup, Inc.	Australian Dollar	14,161,976	Buy	08/22/14	13,260,000	13,303,300	43,300
Citigroup, Inc.	Canadian Dollar	8,920,733	Buy	08/22/14	8,305,000	8,349,245	44,245
Citigroup, Inc.	Norwegian Krone	80,877,234	Buy	08/22/14	13,367,000	13,159,231	(207,769)
Citigroup, Inc.	Swedish Krona	9,021,143	Buy	08/22/14	1,371,000	1,349,383	(21,617)
Citigroup, Inc.	New Zealand Dollar	3,629,112	Buy	08/22/14	3,119,000	3,161,916	42,916
Citigroup, Inc.	South African Rand	30,349,689	Buy	09/12/14	2,773,000	2,819,069	46,069
Citigroup, Inc.	Japanese Yen	1,722,882,546	Buy	08/22/14	16,938,000	17,013,426	75,426
Citigroup, Inc.	Hong Kong Sar Dollar	762,813	Buy	08/22/14	98,421	98,382	(39)
Citigroup, Inc.	Japanese Yen	2,180,719,704	Buy	08/22/14	21,381,659	21,534,557	152,898
Citigroup, Inc.	Malaysian Ringgit	312,414	Buy	08/22/14	95,338	97,139	1,801
Citigroup, Inc.	Mexican Peso	20,975	Buy	09/12/14	1,609	1,609	0
Citigroup, Inc.	South African Rand	20,873,508	Buy	09/12/14	1,979,228	1,938,862	(40,366)
Citigroup, Inc.	Czech Koruna	7,832,221	Buy	09/12/14	389,821	391,060	1,239
Citigroup, Inc.	Israeli New Shekel	2,615,982	Buy	09/12/14	755,734	762,019	6,285
Credit Suisse Group AG	Swedish Krona	8,820,570	Buy	08/22/14	1,337,000	1,319,381	(17,619)
Credit Suisse Group AG	British Pound	1,432,211	Buy	08/22/14	2,413,504	2,450,076	36,572
Deutsche Bank AG	Swiss Franc	2,969,124	Buy	08/22/14	3,323,000	3,349,583	26,583
Deutsche Bank AG	Australian Dollar	10,378,938	Buy	08/22/14	9,743,000	9,749,637	6,637
Deutsche Bank AG	Swedish Krona	22,273,490	Buy	08/22/14	3,422,000	3,331,669	(90,331)
Deutsche Bank AG	British Pound	2,616,433	Buy	08/22/14	4,455,000	4,475,916	20,916
Deutsche Bank AG	South Korean Won	18,926,028	Buy	08/22/14	18,563	18,668	105
Deutsche Bank AG	Malaysian Ringgit	5,374,917	Buy	08/22/14	1,665,453	1,671,233	5,780
Deutsche Bank AG	New Zealand Dollar	4,484,022	Buy	08/22/14	3,915,000	3,906,769	(8,231)
Deutsche Bank AG	EU Euro	1,805,522	Buy	08/22/14	2,456,082	2,472,796	16,714
Deutsche Bank AG	Swedish Krona	11,068,049	Buy	08/22/14	1,645,000	1,655,559	10,559
Deutsche Bank AG	British Pound	1,922,079	Buy	08/22/14	3,274,000	3,288,089	14,089
Deutsche Bank AG	Indian Rupee	207,706,200	Buy	08/22/14	3,436,000	3,429,151	(6,849)
Deutsche Bank AG	EU Euro	3,300,369	Buy	08/22/14	4,472,000	4,520,100	48,100
Deutsche Bank AG	Mexican Peso	46,742,227	Buy	09/12/14	3,568,000	3,584,852	16,852
Deutsche Bank AG	South African Rand	19,926,941	Buy	09/12/14	1,851,000	1,850,939	(61)
Deutsche Bank AG	New Zealand Dollar	2,216,480	Buy	08/22/14	1,882,000	1,931,140	49,140
Deutsche Bank AG	Japanese Yen	174,943,549	Buy	08/22/14	1,725,000	1,727,564	2,564
Deutsche Bank AG	Swiss Franc	8,909,752	Buy	08/22/14	10,024,000	10,051,434	27,434
Deutsche Bank AG	Japanese Yen	1,723,102,740	Buy	08/22/14	16,938,000	17,015,600	77,600
Deutsche Bank AG	Danish Krone	6,741,468	Buy	08/22/14	1,254,025	1,238,506	(15,519)
Deutsche Bank AG	South Korean Won	6,334,206,618	Buy	08/22/14	6,135,419	6,247,922	112,503
Deutsche Bank AG	Norwegian Krone	42,394,133	Buy	08/22/14	7,086,357	6,897,790	(188,567)
Deutsche Bank AG	Philippine Peso	129,216,269	Buy	08/22/14	2,907,003	2,961,571	54,568
Deutsche Bank AG	Singapore Dollar	1,035,789	Buy	08/22/14	828,499	830,701	2,202
Deutsche Bank AG	Peruvian Nuevo Sol	3,110,051	Buy	09/12/14	1,105,599	1,102,682	(2,917)
Goldman Sachs & Co.	EU Euro	9,609,464	Buy	08/22/14	13,110,000	13,160,873	50,873
Goldman Sachs & Co.	Canadian Dollar	8,919,861	Buy	08/22/14	8,305,000	8,348,428	43,428
Goldman Sachs & Co.	Swedish Krona	44,745,110	Buy	08/22/14	6,708,000	6,692,974	(15,026)
Goldman Sachs & Co.	Norwegian Krone	8,473,450	Buy	08/22/14	1,414,000	1,378,683	(35,317)
Goldman Sachs & Co.	Norwegian Krone	52,354	Buy	08/22/14	8,792	8,518	(274)
Goldman Sachs & Co.	New Zealand Dollar	154,064	Buy	08/22/14	131,986	134,230	2,244
Goldman Sachs & Co.	Polish Zloty	1,875,031	Buy	09/12/14	613,000	614,579	1,579
Goldman Sachs & Co.	Mexican Peso	19,646,851	Buy	09/12/14	1,510,300	1,506,798	(3,502)
HSBC	Polish Zloty	9,493,332	Buy	09/12/14	3,109,000	3,111,631	2,631
HSBC	Peruvian Nuevo Sol	8,077,784	Buy	09/12/14	2,860,000	2,864,013	4,013
HSBC	Hungarian Forint	777,546,840	Buy	09/12/14	3,422,000	3,428,359	6,359
JPMorgan Chase & Co.	Canadian Dollar	2,059,980	Buy	08/22/14	1,925,000	1,928,012	3,012
JPMorgan Chase & Co.	Canadian Dollar	1,484,677	Buy	08/22/14	1,383,000	1,389,564	6,564
JPMorgan Chase & Co.	Swedish Krona	10,710,441	Buy	08/22/14	1,590,000	1,602,068	12,068
JPMorgan Chase & Co.	Australian Dollar	3,408,028	Buy	08/22/14	3,177,000	3,201,391	24,391
JPMorgan Chase & Co.	New Zealand Dollar	3,760,000	Buy	08/22/14	3,242,000	3,275,954	33,954
JPMorgan Chase & Co.	Australian Dollar	1,485,314	Buy	08/22/14	1,391,000	1,395,256	4,256
JPMorgan Chase & Co.	British Pound	1,475,605	Buy	08/22/14	2,480,000	2,524,309	44,309
JPMorgan Chase & Co.	EU Euro	1,071,180	Buy	08/22/14	1,460,000	1,467,061	7,061
JPMorgan Chase & Co.	EU Euro	1,297,985	Buy	08/22/14	1,765,000	1,777,687	12,687
JPMorgan Chase & Co.	British Pound	2,765,239	Buy	08/22/14	4,659,000	4,730,479	71,479
JPMorgan Chase & Co.	Japanese Yen	88,521,038	Buy	08/22/14	870,000	874,143	4,143

See Accompanying Notes to Financial Statements

70

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS AG	EU Euro	2,513,242	Buy	08/22/14	$3,420,000	$3,442,072	$22,072
UBS AG	Japanese Yen	148,573,118	Buy	08/22/14	1,462,000	1,467,156	5,156
UBS AG	Canadian Dollar	1,344,960	Buy	08/22/14	1,252,000	1,258,798	6,798
UBS AG	Norwegian Krone	27,556,053	Buy	08/22/14	4,502,000	4,483,542	(18,458)
UBS AG	Swedish Krona	13,601,367	Buy	08/22/14	2,030,000	2,034,493	4,493
UBS AG	EU Euro	3,863,049	Buy	08/22/14	5,258,000	5,290,732	32,732
UBS AG	Canadian Dollar	2,218,127	Buy	08/22/14	2,042,000	2,076,027	34,027
UBS AG	Swedish Krona	10,813,808	Buy	08/22/14	1,630,000	1,617,530	(12,470)
UBS AG	British Pound	1,466,932	Buy	08/22/14	2,480,000	2,509,473	29,473
UBS AG	Norwegian Krone	10,067,227	Buy	08/22/14	1,674,000	1,638,001	(35,999)
UBS AG	Norwegian Krone	12,746,679	Buy	08/22/14	2,134,000	2,073,964	(60,036)
UBS AG	Swedish Krona	9,394,870	Buy	08/22/14	1,417,000	1,405,285	(11,715)
UBS AG	Norwegian Krone	10,804,381	Buy	08/22/14	1,816,000	1,757,940	(58,060)
UBS AG	Norwegian Krone	19,249,420	Buy	08/22/14	3,243,000	3,132,001	(110,999)
UBS AG	Swiss Franc	2,705,805	Buy	08/22/14	3,080,000	3,052,522	(27,478)
							$(26,051)
Barclays Bank PLC	EU Euro	2,431,097	Sell	08/22/14	3,321,000	3,329,567	(8,567)
Barclays Bank PLC	South Korean Won	1,228,552,200	Sell	08/22/14	1,206,000	1,211,817	(5,817)
Barclays Bank PLC	New Zealand Dollar	3,644,644	Sell	08/22/14	3,161,000	3,175,449	(14,449)
Barclays Bank PLC	Swedish Krona	44,782,130	Sell	08/22/14	6,672,000	6,698,512	(26,512)
Barclays Bank PLC	New Zealand Dollar	3,677,343	Sell	08/22/14	3,162,000	3,203,938	(41,938)
Barclays Bank PLC	Australian Dollar	3,851,296	Sell	08/22/14	3,601,000	3,617,782	(16,782)
Barclays Bank PLC	British Pound	1,360,134	Sell	08/22/14	2,283,153	2,326,774	(43,621)
Barclays Bank PLC	Brazilian Real	8,267,563	Sell	09/12/14	3,666,000	3,664,390	1,610
Barclays Bank PLC	Indian Rupee	87,254,010	Sell	08/22/14	1,458,000	1,440,531	17,469
Barclays Bank PLC	Taiwan New Dollar	19,676,720	Sell	08/22/14	656,000	659,810	(3,810)
Barclays Bank PLC	South African Rand	39,946,561	Sell	09/12/14	3,662,000	3,710,486	(48,486)
Barclays Bank PLC	EU Euro	7,045,483	Sell	08/22/14	9,673,754	9,649,310	24,444
Barclays Bank PLC	Norwegian Krone	20,001,335	Sell	08/22/14	3,364,000	3,254,342	109,658
Barclays Bank PLC	Swiss Franc	5,634,788	Sell	08/22/14	6,355,000	6,356,821	(1,821)
Barclays Bank PLC	EU Euro	2,176,831	Sell	08/22/14	3,033,000	2,981,331	51,669
Barclays Bank PLC	EU Euro	2,486,033	Sell	08/22/14	3,462,000	3,404,807	57,193
Barclays Bank PLC	Swedish Krona	9,785,642	Sell	08/22/14	1,492,371	1,463,736	28,635
Barclays Bank PLC	South African Rand	51,784,181	Sell	09/12/14	4,909,486	4,810,038	99,448
Barclays Bank PLC	Hungarian Forint	491,062,814	Sell	09/12/14	2,196,450	2,165,193	31,257
Barclays Bank PLC	Chilean Peso	110,865,205	Sell	09/12/14	197,533	198,935	(1,402)
Barclays Bank PLC	Russian Ruble	252,927,071	Sell	09/12/14	7,068,951	7,328,000	(259,049)
Citigroup, Inc.	British Pound	2,832,318	Sell	08/22/14	4,819,000	4,845,231	(26,231)
Citigroup, Inc.	New Zealand Dollar	1,621,978	Sell	08/22/14	1,401,000	1,413,172	(12,172)
Citigroup, Inc.	British Pound	11,977	Sell	08/22/14	20,349	20,489	(140)
Citigroup, Inc.	EU Euro	9,892,868	Sell	08/22/14	13,482,000	13,549,015	(67,015)
Citigroup, Inc.	Norwegian Krone	20,370,953	Sell	08/22/14	3,371,000	3,314,481	56,519
Citigroup, Inc.	Norwegian Krone	9,988,284	Sell	08/22/14	1,662,000	1,625,156	36,844
Citigroup, Inc.	Czech Koruna	38,971,403	Sell	09/12/14	1,931,000	1,945,827	(14,827)
Citigroup, Inc.	Indian Rupee	162,146,130	Sell	08/22/14	2,654,000	2,676,972	(22,972)
Citigroup, Inc.	Norwegian Krone	20,042,078	Sell	08/22/14	3,391,000	3,260,971	130,029
Citigroup, Inc.	Norwegian Krone	20,066,544	Sell	08/22/14	3,391,000	3,264,952	126,048
Citigroup, Inc.	Thai Baht	45,852,799	Sell	08/22/14	1,409,489	1,409,390	99
Citigroup, Inc.	Polish Zloty	2,336,727	Sell	09/12/14	757,487	765,909	(8,422)
Credit Suisse Group AG	Swiss Franc	1,487,586	Sell	08/22/14	1,667,000	1,678,203	(11,203)
Credit Suisse Group AG	Japanese Yen	393,115,000	Sell	08/22/14	3,882,000	3,882,002	(2)
Credit Suisse Group AG	Canadian Dollar	24,353,264	Sell	08/22/14	22,146,176	22,793,123	(646,947)
Credit Suisse Group AG	Swiss Franc	339,571	Sell	08/22/14	387,702	383,083	4,619
Credit Suisse Group AG	New Zealand Dollar	458,021	Sell	08/22/14	393,513	399,057	(5,544)
Credit Suisse Group AG	New Zealand Dollar	12,668,420	Sell	08/22/14	10,886,949	11,037,544	(150,595)
Credit Suisse Group AG	Mexican Peso	32,083,818	Sell	09/12/14	2,460,420	2,460,639	(219)
Deutsche Bank AG	Swiss Franc	3,277,818	Sell	08/22/14	3,664,000	3,697,833	(33,833)
Deutsche Bank AG	EU Euro	4,220,492	Sell	08/22/14	5,740,000	5,780,277	(40,277)
Deutsche Bank AG	New Zealand Dollar	7,649,203	Sell	08/22/14	6,630,000	6,664,478	(34,478)
Deutsche Bank AG	Australian Dollar	3,823,184	Sell	08/22/14	3,585,000	3,591,375	(6,375)
Deutsche Bank AG	Australian Dollar	2,006,170	Sell	08/22/14	1,880,000	1,884,531	(4,531)
Deutsche Bank AG	EU Euro	2,840,667	Sell	08/22/14	3,867,000	3,890,504	(23,504)
Deutsche Bank AG	EU Euro	655,535	Sell	08/22/14	893,047	897,804	(4,757)
Deutsche Bank AG	Swedish Krona	34,343,288	Sell	08/22/14	5,110,000	5,137,070	(27,070)
Deutsche Bank AG	British Pound	1,007,506	Sell	08/22/14	1,710,000	1,723,534	(13,534)
Deutsche Bank AG	Canadian Dollar	1,770,117	Sell	08/22/14	1,645,000	1,656,718	(11,718)
Deutsche Bank AG	EU Euro	15,406,518	Sell	08/22/14	20,985,527	21,100,369	(114,842)
Deutsche Bank AG	Swedish Krona	35,071,429	Sell	08/22/14	5,251,000	5,245,985	5,015
Deutsche Bank AG	Australian Dollar	3,368,500	Sell	08/22/14	3,129,000	3,164,260	(35,260)
Deutsche Bank AG	Canadian Dollar	5,292,287	Sell	08/22/14	4,862,000	4,953,248	(91,248)

See Accompanying Notes to Financial Statements

71

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	South African Rand	18,150,349	Sell	09/12/14	$1,691,000	$1,685,918	$5,082
Deutsche Bank AG	Malaysian Ringgit	2,119,614	Sell	08/22/14	654,000	659,056	(5,056)
Deutsche Bank AG	Norwegian Krone	10,618,699	Sell	08/22/14	1,765,000	1,727,729	37,271
Deutsche Bank AG	Australian Dollar	1,286,932	Sell	08/22/14	1,179,000	1,208,903	(29,903)
Deutsche Bank AG	Norwegian Krone	9,939,600	Sell	08/22/14	1,663,000	1,617,235	45,765
Deutsche Bank AG	Swedish Krona	17,527,918	Sell	08/22/14	2,658,000	2,621,826	36,174
Deutsche Bank AG	Mexican Peso	38,090,263	Sell	09/12/14	2,903,000	2,921,297	(18,297)
Deutsche Bank AG	British Pound	5,803,075	Sell	08/22/14	9,723,000	9,927,287	(204,287)
Deutsche Bank AG	Canadian Dollar	398,806	Sell	08/22/14	365,821	373,258	(7,437)
Deutsche Bank AG	New Zealand Dollar	5,808,550	Sell	08/22/14	5,000,000	5,060,783	(60,783)
Deutsche Bank AG	Australian Dollar	12,187,636	Sell	08/22/14	11,221,156	11,448,668	(227,512)
Deutsche Bank AG	Turkish Lira	8,135,616	Sell	09/12/14	3,792,577	3,782,646	9,931
Deutsche Bank AG	Colombian Peso	1,788,398,213	Sell	09/12/14	915,250	947,875	(32,625)
Goldman Sachs & Co.	Norwegian Krone	83,369,833	Sell	08/22/14	13,542,000	13,564,793	(22,793)
Goldman Sachs & Co.	Norwegian Krone	40,387,368	Sell	08/22/14	6,715,000	6,571,277	143,723
Goldman Sachs & Co.	Hungarian Forint	821,020,200	Sell	09/12/14	3,640,000	3,620,041	19,959
Goldman Sachs & Co.	EU Euro	1,072,620	Sell	08/22/14	1,458,000	1,469,032	(11,032)
Goldman Sachs & Co.	Swedish Krona	8,863,302	Sell	08/22/14	1,348,000	1,325,773	22,227
Goldman Sachs & Co.	EU Euro	4,855,077	Sell	08/22/14	6,655,000	6,649,388	5,612
HSBC	Indonesian Rupiah	30,053,225,640	Sell	08/22/14	2,567,555	2,515,966	51,589
HSBC	Brazilian Real	8,765,891	Sell	09/12/14	3,813,578	3,885,261	(71,683)
HSBC	Romanian New Leu	2,380,567	Sell	09/12/14	731,964	741,106	(9,142)
JPMorgan Chase & Co.	EU Euro	1,474,231	Sell	08/22/14	2,007,000	2,019,068	(12,068)
JPMorgan Chase & Co.	EU Euro	1,597,415	Sell	08/22/14	2,178,000	2,187,778	(9,778)
JPMorgan Chase & Co.	EU Euro	3,289,773	Sell	08/22/14	4,490,000	4,505,588	(15,588)
JPMorgan Chase & Co.	Australian Dollar	3,455,942	Sell	08/22/14	3,225,000	3,246,400	(21,400)
UBS AG	Japanese Yen	117,656,847	Sell	08/22/14	1,155,000	1,161,859	(6,859)
UBS AG	Norwegian Krone	8,419,417	Sell	08/22/14	1,399,000	1,369,892	29,108
UBS AG	Australian Dollar	8,119,046	Sell	08/22/14	7,561,000	7,626,768	(65,768)
							$(1,524,984)

Voya Global Bond Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	9	09/15/14	$1,022,396	$9,980
Australia 3-Year Bond	16	09/15/14	1,651,731	9,451
Canada 10-Year Bond	36	09/19/14	4,587,676	38,686
Euro-Bobl 5-Year	66	09/08/14	11,579,597	5,247
Euro-Bund	55	09/08/14	11,071,546	20,769
Euro-BUXL 30-Year Bond	24	09/08/14	4,425,359	99,553
Euro-Schatz	251	09/08/14	38,033,219	5,177
Long Gilt	46	09/26/14	8,653,341	71,859
Short Gilt	32	09/26/14	5,668,127	5,285
U.S. Treasury 10-Year Note	117	09/19/14	14,645,110	(1,729)
U.S. Treasury Ultra Long Bond	7	09/19/14	1,049,563	16,607
			$102,387,665	$280,885
Short Contracts
U.S. Treasury 2-Year Note	(103)	09/30/14	(22,618,157)	(11,337)
U.S. Treasury 5-Year Note	(141)	09/30/14	(16,843,993)	(30,548)
U.S. Treasury Long Bond	(161)	09/19/14	(22,087,188)	(98,723)
			$(61,549,338)	$(140,608)

Voya Global Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2014:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.532% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	09/15/16	GBP	48,560,000	$56,264	$55,751
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	05/21/24	JPY	4,729,000,000	259,816	258,424
Receive a fixed rate equal to 4.053% and pay a floating rate based on the 3-month NZD-BBR-FRA	09/16/15	NZD	192,330,000	(46,747)	(46,601)

See Accompanying Notes to Financial Statements

72

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.570% and pay a floating rate based on the 3-month SEK-STIBOR	02/25/24	SEK	35,848,000	$256,472	$260,371
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.223%	05/15/21	USD	12,000,000	(60,062)	(60,062)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.179%	07/01/21	USD	45,000,000	(39,442)	(39,442)
				$426,301	$428,441

Voya Global Bond Portfolio Written OTC Options on June 30, 2014:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
6,800,000	Barclays Bank PLC	Call ZAR vs. Put USD	10.250 USD	09/10/14	$22,515	$(18,602)
3,300,000	Deutsche Bank AG	Put USD vs. Call BRL	2.100 USD	10/01/14	6,269	(3,934)
23,526,000	Deutsche Bank AG	Put USD vs. Call EUR	1.380 USD	07/31/14	282,861	(50,392)
				Total Written OTC Options	$311,645	$(72,928)

Voya Global Bond Portfolio Written Swaptions Open on June 30, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.700%	09/16/14	USD	131,280,000	$333,096	$(397,553)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.700%	09/16/14	USD	131,280,000	223,537	(397,554)
						Total Written Swaptions		$556,633	$(795,107)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 06/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund — Class P	$12,900,045	$324,287	$—	$640,863	$13,865,195	$324,287	$—	$—
Voya Emerging Markets Hard Currency Debt Fund — Class P	40,986,686	1,174,126	(5,945,123)	2,811,987	39,027,676	1,174,126	(95,122)	—
Voya Emerging Markets Local Currency Debt Fund — Class P	33,646,283	562,199	—	1,406,618	35,615,100	562,199	—	—
Voya High Yield Bond Fund — Class P	6,279,952	10,149,808	—	175,531	16,605,291	347,124	—	—
	$93,812,966	$12,210,420	$(5,945,123)	$5,034,999	$105,113,262	$2,407,736	$(95,122)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$1,544,117
Foreign exchange contracts	Investments in securities at value*	141,523
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,574,840
Interest rate contracts	Net Assets — Unrealized appreciation**	282,614
Interest rate contracts	Net Assets — Unrealized appreciation***	574,546
Total Asset Derivatives		$6,117,640

See Accompanying Notes to Financial Statements

73

Voya Global Bond Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,125,875
Interest rate contracts	Net Assets — Unrealized depreciation**	142,337
Interest rate contracts	Net Assets — Unrealized depreciation***	146,105
Foreign exchange contracts	Written options, at fair value	72,928
Interest rate contracts	Written options, at fair value	795,107
Total Liability Derivatives		$6,282,352

*  Includes purchased options.

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current day's variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2014 was as follows:

Derivatives not accounted for as	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit Contract	$—	$—	$—	$128,018	$—	$128,018
Foreign exchange contracts	(505,547)	(54,383)	—	—	55,435	(504,495)
Interest rate contracts	309,625	—	(1,446,687)	(237,644)	(221,622)	(1,596,328)
Total	$(195,922)	$(54,383)	$(1,446,687)	$(109,626)	$(166,187)	$(1,972,805)

Derivatives not accounted for as	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$—	$—	$—
Foreign exchange contracts	(240,659)	(820,935)	—	—	238,717	(822,877)
Interest rate contracts	157,262	—	(116,141)	739,699	(238,474)	542,346
Total	$(83,397)	$(820,935)	$(116,141)	$739,699	$243	$(280,531)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Purchased options	$117,752	$187,759	$—	$23,771	$—	$—	$1,356,358	$—	$1,685,640
Forward foreign currency contracts	1,367,784	792,261	41,191	631,584	289,645	64,592	223,924	163,859	3,574,840
Total Assets	$1,485,536	$980,020	$41,191	$655,355	$289,645	$64,592	$1,580,282	$163,859	$5,260,480
Liabilities:
Forward foreign currency contracts	$1,846,889	$471,610	$832,129	$1,339,802	$87,944	$80,825	$58,834	$407,842	$5,125,875
Written options	18,602	—	—	54,326	—	—	795,107	—	868,035
Total Liabilities	$1,865,491	$471,610	$832,129	$1,394,128	$87,944	$80,825	$853,941	$407,842	$5,993,910
Net OTC derivative instruments by counterparty, at fair value	$(379,955)	$508,410	$(790,938)	$(738,773)	$201,701	$(16,233)	$726,341	$(243,983)	$(733,430)
Total collateral pledged by the Portfolio/(Received from counterparty)	$1,240,000	$—	$—	$—	$—	$—	$—	$—	$1,240,000
Net Exposure(1)	$860,045	$508,410	$(790,938)	$(738,773)	$201,701	$(16,233)	$726,341	$(243,983)	$506,570

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

74

Vy American Century Small-Mid Cap Value Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification

as of June 30, 2014

(as a percentage of net assets)

Financials	27.3%
Industrials	11.7%
Utilities	11.0%
Consumer Discretionary	10.1%
Health Care	9.5%
Information Technology	8.9%
Energy	7.3%
Materials	5.3%
Consumer Staples	5.1%
Exchange-Traded Funds	1.8%
Telecommunication Services	0.9%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 10.0%
161,579		ADT Corp.	$5,645,570	1.4
57,527		Carnival Corp.	2,165,892	0.6
94,689		Lowe's Cos., Inc.	4,544,125	1.1
48,039		Target Corp.	2,783,860	0.7
1,274,854		Other Securities(a)	24,478,070	6.2
			39,617,517	10.0
		Consumer Staples: 5.1%
83,096		ConAgra Foods, Inc.	2,466,289	0.6
120,830		Sysco Corp.	4,525,084	1.1
278,786		Other Securities	13,431,055	3.4
			20,422,428	5.1
		Energy: 7.3%
41,515		Apache Corp.	4,177,239	1.0
27,689		Devon Energy Corp.	2,198,507	0.6
140,011		Imperial Oil Ltd.	7,378,116	1.9
53,690	@	Southwestern Energy Co.	2,442,358	0.6
616,561		Other Securities(a)	12,767,068	3.2
			28,963,288	7.3
		Financials: 27.3%
27,918	@	ACE Ltd.	2,895,097	0.7
204,507		Annaly Capital Management, Inc.	2,337,515	0.6
25,429		Chubb Corp.	2,343,791	0.6
85,499		Commerce Bancshares, Inc.	3,975,703	1.0
86,587		Corrections Corp. of America	2,844,383	0.7
29,746		Cullen/Frost Bankers, Inc.	2,362,427	0.6
65,501		HCC Insurance Holdings, Inc.	3,205,619	0.8
30,511		M&T Bank Corp.	3,784,890	1.0
Shares			Value	Percentage of Net Assets
122,303		Northern Trust Corp.	$7,853,076	2.0
183,219		People's United Financial, Inc.	2,779,432	0.7
170,313		Piedmont Office Realty Trust, Inc.	3,225,728	0.8
35,600		PNC Financial Services Group, Inc.	3,170,180	0.8
37,993		Reinsurance Group of America, Inc.	2,997,648	0.8
54,032		SunTrust Bank	2,164,522	0.5
41,875		Westamerica Bancorp.	2,189,225	0.5
2,677,182		Other Securities(a)	60,274,146	15.2
			108,403,382	27.3
		Health Care: 9.5%
30,976		Cardinal Health, Inc.	2,123,715	0.5
85,514		CareFusion Corp.	3,792,546	1.0
54,370		Hospira, Inc.	2,792,987	0.7
47,726		LifePoint Hospitals, Inc.	2,963,785	0.8
44,287		Medtronic, Inc.	2,823,739	0.7
62,486		Quest Diagnostics	3,667,303	0.9
467,175		Other Securities	19,580,627	4.9
			37,744,702	9.5
		Industrials: 11.7%
313,711		BAE Systems PLC	2,323,562	0.6
113,721		Koninklijke Philips NV	3,609,313	0.9
232,773		Republic Services, Inc.	8,838,391	2.2
56,782	@	Tyco International Ltd.	2,589,259	0.7
1,004,881		Other Securities(a)	29,107,391	7.3
			46,467,916	11.7
		Information Technology: 8.9%
237,606		Applied Materials, Inc.	5,358,015	1.4
35,582		KLA-Tencor Corp.	2,584,677	0.7
167,685		Teradyne, Inc.	3,286,626	0.8

See Accompanying Notes to Financial Statements

75

Vy American Century Small-Mid Cap Value Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Information Technology (continued)
44,988	Western Digital Corp.	$4,152,392	1.0
906,102	Other Securities	20,062,703	5.0
		35,444,413	8.9
	Materials: 5.3%
51,189	Nucor Corp.	2,521,058	0.6
664,234	Other Securities	18,507,811	4.7
		21,028,869	5.3
	Telecommunication Services: 0.9%
98,884	Other Securities	3,774,932	0.9
	Utilities: 11.0%
57,938	Consolidated Edison, Inc.	3,345,340	0.9
41,846	Edison International	2,431,671	0.6
143,576	Great Plains Energy, Inc.	3,857,887	1.0
109,401	Laclede Group, Inc.	5,311,419	1.3
46,721	NorthWestern Corp.	2,438,369	0.6
65,386	Pacific Gas & Electric Co.	3,139,836	0.8
55,195	Southern Co.	2,504,749	0.6
127,309	Westar Energy, Inc.	4,861,931	1.2
107,956	Xcel Energy, Inc.	3,479,422	0.9
290,722	Other Securities	12,287,155	3.1
		43,657,779	11.0
	Total Common Stock (Cost $335,180,720)	385,525,226	97.0
EXCHANGE-TRADED FUNDS: 1.8%
97,065	iShares Russell Midcap Value Index Fund	7,047,890	1.8
	Total Exchange-Traded Funds (Cost $6,711,223)	7,047,890	1.8
PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
13,300	Other Securities	428,127	0.1
	Consumer Staples: 0.0%
195	Other Securities	246,114	0.0
	Total Preferred Stock (Cost $607,234)	674,241	0.1
	Total Long-Term Investments (Cost $342,499,177)	393,247,357	98.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc(1): 0.7%
651,718	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $651,720, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $664,752, due 07/15/14-04/20/64)	$651,718	0.2
890,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $890,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $907,800, due 12/31/17-04/15/28)	890,000	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14-07/15/56)	1,000,000	0.3
		2,541,718	0.7

See Accompanying Notes to Financial Statements

76

Vy American Century Small-Mid Cap Value Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
4,049,565	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $4,049,565)	$4,049,565	1.0
	Total Short-Term Investments (Cost $6,591,283)	6,591,283	1.7
	Total Investments in Securities (Cost $349,090,460)	$399,838,640	100.6
	Liabilities in Excess of Other Assets	(2,328,096)	(0.6)
	Net Assets	$397,510,544	100.0

"Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2014.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $351,956,012.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$54,737,867
Gross Unrealized Depreciation	(6,855,239)
Net Unrealized Appreciation	$47,882,628

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$39,617,517	$—	$—	$39,617,517
Consumer Staples	19,041,071	1,381,357	—	20,422,428
Energy	28,963,288	—	—	28,963,288
Financials	108,403,382	—	—	108,403,382
Health Care	37,744,702	—	—	37,744,702
Industrials	40,535,041	5,932,875	—	46,467,916
Information Technology	35,444,413	—	—	35,444,413
Materials	21,028,869	—	—	21,028,869
Telecommunication Services	3,774,932	—	—	3,774,932
Utilities	43,657,779	—	—	43,657,779
Total Common Stock	378,210,994	7,314,232	—	385,525,226
Exchange-Traded Funds	7,047,890	—	—	7,047,890
Preferred Stock	428,127	246,114	—	674,241
Short-Term Investments	4,049,565	2,541,718	—	6,591,283
Total Investments, at fair value	$389,736,576	$10,102,064	$—	$399,838,640
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,222	—	1,222
Total Assets	$389,736,576	$10,103,286	$—	$399,839,862
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(99,703)	$—	$(99,703)
Total Liabilities	$—	$(99,703)	$—	$(99,703)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

77

Vy American Century Small-Mid Cap Value Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

At June 30, 2014, the following forward foreign currency contracts were outstanding for the VY American Century Small-Mid Cap Value Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	British Pound	48,000	Buy	07/31/14	$81,745	$82,128	$383
UBS AG	EU Euro	103,324	Buy	07/31/14	140,660	141,499	839
							$1,222
Credit Suisse Group AG	British Pound	1,175,682	Sell	07/31/14	1,994,679	2,011,585	(16,906)
JPMorgan Chase & Co.	Canadian Dollar	8,501,695	Sell	07/31/14	7,909,657	7,961,129	(51,472)
UBS AG	EU Euro	3,122,042	Sell	07/31/14	4,244,197	4,275,522	(31,325)
							$(99,703)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,222
Total Asset Derivatives		$1,222
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$99,703
Total Liability Derivatives		$99,703

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(91,018)
Total	$(91,018)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(30,814)
Total	$(30,814)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Credit Suisse Group AG	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$383	$—	$839	$1,222
Total Assets	383	—	839	1,222
Total asset derivative instruments subject to master netting agreements(1)	$—	$—	$—	$—
Liabilities:
Forward foreign currency contracts	$16,906	$51,472	$31,325	$99,703
Total Liabilities	16,906	51,472	31,325	99,703
Total liability derivative instruments subject to master netting agreements(1)	$—	$—	$—	$—

(1)  At June 30, 2014, the Portfolio had not entered into any master netting agreements with its derivative counterparties as disclosed above. As such, the Portfolio did not have any amounts subject to offset. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

78

Vy Baron Growth Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification

as of June 30, 2014

(as a percentage of net assets)

Consumer Discretionary	26.1%
Industrials	17.6%
Financials	14.7%
Information Technology	13.5%
Health Care	8.7%
Energy	8.0%
Consumer Staples	6.9%
Materials	1.9%
Utilities	1.6%
Telecommunication Services	0.6%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 26.1%
429,000		Bright Horizons Family Solutions, Inc.	$18,421,260	1.6
590,000		Choice Hotels International, Inc.	27,794,900	2.5
271,000		DeVry, Inc.	11,474,140	1.0
550,000		Dick's Sporting Goods, Inc.	25,608,000	2.3
487,500	@	LKQ Corp.	13,011,375	1.2
139,500		Lumber Liquidators	10,595,025	0.9
761,383	@	Manchester United Plc. - Class A	13,286,133	1.2
163,000		Morningstar, Inc.	11,705,030	1.0
66,700	@	Panera Bread Co.	9,993,661	0.9
650,000	@	Pinnacle Entertainment, Inc.	16,367,000	1.5
123,000		Shutterstock, Inc.	10,206,540	0.9
525,000		Under Armour, Inc.	31,232,250	2.8
475,000		Vail Resorts, Inc.	36,660,500	3.3
3,818,231		Other Securities	56,164,805	5.0
			292,520,619	26.1
		Consumer Staples: 6.9%
63,294		Boston Beer Co., Inc.	14,147,475	1.3
203,500		Church & Dwight Co., Inc.	14,234,825	1.3
350,000		TreeHouse Foods, Inc.	28,024,500	2.5
317,641	@	United Natural Foods, Inc.	20,678,429	1.8
			77,085,229	6.9
		Energy: 8.0%
80,000	@	Core Laboratories NV	13,364,800	1.2
116,500		Helmerich & Payne, Inc.	13,526,815	1.2
200,000		Targa Resources Corp.	27,914,000	2.5
610,675		Other Securities	34,839,605	3.1
			89,645,220	8.0
Shares			Value	Percentage of Net Assets
		Financials: 14.7%
195,000	@	Arch Capital Group Ltd.	$11,200,800	1.0
272,255		Artisan Partners Asset Management, Inc.	15,431,413	1.4
318,000		Carlyle Group L.P.	10,799,280	1.0
425,000		Cohen & Steers, Inc.	18,436,500	1.6
490,500		Douglas Emmett, Inc.	13,841,910	1.2
213,288		Financial Engines, Inc.	9,657,681	0.9
504,411		Gaming and Leisure Properties, Inc.	17,134,842	1.5
390,000		Primerica, Inc.	18,661,500	1.7
975,700		Other Securities	48,882,889	4.4
			164,046,815	14.7
		Health Care: 8.7%
586,500	@	CFR Pharmaceuticals SA	19,226,232	1.7
435,000	@	Community Health Systems, Inc.	19,735,950	1.8
122,200	@	Idexx Laboratories, Inc.	16,322,254	1.5
73,000		Mettler Toledo International, Inc.	18,482,140	1.6
105,000		Techne Corp.	9,719,850	0.9
302,664		Other Securities	13,914,326	1.2
			97,400,752	8.7
		Industrials: 17.6%
350,000		Air Lease Corp.	13,503,000	1.2
316,225		Colfax Corp.	23,571,411	2.1
450,000	@	Copart, Inc.	16,182,000	1.4
157,000		CoStar Group, Inc.	24,832,690	2.2
372,500	@	Generac Holdings, Inc.	18,155,650	1.6
340,000	@	Genesee & Wyoming, Inc.	35,700,000	3.2
318,000	@	Middleby Corp.	26,304,960	2.4
105,000		MSC Industrial Direct Co.	10,042,200	0.9
671,622		Other Securities	28,740,711	2.6
			197,032,622	17.6

See Accompanying Notes to Financial Statements

79

Vy Baron Growth Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 13.5%
239,000	@	Ansys, Inc.	$18,120,980	1.6
740,000		Booz Allen Hamilton Holding Corp.	15,717,600	1.4
117,000		Concur Technologies, Inc.	10,920,780	1.0
85,000		Factset Research Systems, Inc.	10,223,800	0.9
400,200	@	Gartner, Inc.	28,222,104	2.5
400,000		MAXIMUS, Inc.	17,208,000	1.6
385,000		SS&C Technologies Holdings, Inc.	17,024,700	1.5
1,066,385		Other Securities	33,792,208	3.0
			151,230,172	13.5
		Materials: 1.9%
425,000	@	Caesar Stone Sdot Yam Ltd.	20,859,000	1.9
		Telecommunication Services: 0.6%
864,615		Other Securities	7,314,643	0.6
		Utilities: 1.6%
480,000		ITC Holdings Corp.	17,510,400	1.6
		Total Common Stock (Cost $563,332,852)	1,114,645,472	99.6
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
1,861,477	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $1,861,477)	$1,861,477	0.2
	Total Short-Term Investments (Cost $1,861,477)	1,861,477	0.2
	Total Investments in Securities (Cost $565,194,329)	$1,116,506,949	99.8
	Assets in Excess of Other Liabilities	2,385,754	0.2
	Net Assets	$1,118,892,703	100.0

"Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††  Rate shown is the 7-day yield as of June 30, 2014.

@  Non-income producing security

Cost for federal income tax purposes is $566,383,606.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$556,553,381
Gross Unrealized Depreciation	(6,430,038)
Net Unrealized Appreciation	$550,123,343

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$284,565,089	$7,955,530	$—	$292,520,619
Consumer Staples	77,085,229	—	—	77,085,229
Energy	89,645,220	—	—	89,645,220
Financials	164,046,815	—	—	164,046,815
Health Care	97,400,752	—	—	97,400,752
Industrials	197,032,622	—	—	197,032,622
Information Technology	151,230,172	—	—	151,230,172
Materials	20,859,000	—	—	20,859,000
Telecommunication Services	7,314,643	—	—	7,314,643
Utilities	17,510,400	—	—	17,510,400
Total Common Stock	1,106,689,942	7,955,530	—	1,114,645,472
Short-Term Investments	1,861,477	—	—	1,861,477
Total Investments, at fair value	$1,108,551,419	$7,955,530	$—	$1,116,506,949

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

80

VY Columbia	SUMMARY PORTFOLIO OF INVESTMENTS
Contrarian Core Portfolio	AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Information Technology	18.4%
Financials	15.9%
Health Care	15.6%
Industrials	12.5%
Consumer Discretionary	11.7%
Energy	10.3%
Consumer Staples	10.0%
Telecommunication Services	2.8%
Materials	1.2%
Assets in Excess of Other Liabilities	1.6%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 11.7%
146,080		Comcast Corp. - Class A	$7,841,574	2.1
78,000	@	Delphi Automotive PLC	5,361,720	1.4
48,620		Discovery Communications, Inc. - Class A	3,611,494	1.0
21,135		Ralph Lauren Corp.	3,396,183	0.9
92,020		Viacom - Class B	7,980,895	2.1
411,124		Other Securities	15,469,606	4.2
			43,661,472	11.7
		Consumer Staples: 10.0%
117,150		CVS Caremark Corp.	8,829,596	2.4
79,800		PepsiCo, Inc.	7,129,332	1.9
90,465		Philip Morris International, Inc.	7,627,104	2.0
94,841		Procter & Gamble Co.	7,453,554	2.0
56,230		Walgreen Co.	4,168,330	1.1
17,400		Other Securities	2,214,498	0.6
			37,422,414	10.0
		Energy: 10.3%
59,670	@	Cameron International Corp.	4,040,256	1.1
97,990		Canadian Natural Resources Ltd.	4,498,721	1.2
79,745		Chevron Corp.	10,410,710	2.8
40,855		ConocoPhillips	3,502,499	0.9
105,510		Halliburton Co.	7,492,265	2.0
92,438		Kinder Morgan, Inc.	3,351,802	0.9
45,250		Noble Energy, Inc.	3,505,065	0.9
42,830		Other Securities	1,893,086	0.5
			38,694,404	10.3
		Financials: 15.9%
55,825	@	Aon PLC	5,029,274	1.3
60,005	@	Berkshire Hathaway, Inc.	7,594,233	2.0
23,505		Blackrock, Inc.	7,512,198	2.0
224,595		Citigroup, Inc.	10,578,424	2.8
25,945		Goldman Sachs Group, Inc.	4,344,231	1.2
Shares			Value	Percentage of Net Assets
227,125		JPMorgan Chase & Co.	$13,086,943	3.5
167,770		Wells Fargo & Co.	8,817,991	2.4
161,275		Other Securities	2,478,797	0.7
			59,442,091	15.9
		Health Care: 15.6%
171,000		Abbott Laboratories	6,993,900	1.9
65,470		Cardinal Health, Inc.	4,488,623	1.2
92,330		Celgene Corp.	7,929,300	2.1
37,440		Cigna Corp.	3,443,357	0.9
81,561		Covidien PLC	7,355,171	2.0
89,940		Johnson & Johnson	9,409,523	2.5
67,345		Medtronic, Inc.	4,293,917	1.1
21,835	@	Perrigo Co. PLC	3,182,670	0.9
101,940		Pfizer, Inc.	3,025,579	0.8
180,163		Other Securities	8,194,965	2.2
			58,317,005	15.6
		Industrials: 12.5%
110,060		Eaton Corp. PLC	8,494,431	2.3
281,625		General Electric Co.	7,401,105	2.0
91,855		Honeywell International, Inc.	8,537,922	2.3
29,100		Kansas City Southern	3,128,541	0.8
97,850	@	Tyco International Ltd.	4,461,960	1.2
50,270		United Technologies Corp.	5,803,672	1.5
139,635		Other Securities	9,167,925	2.4
			46,995,556	12.5
		Information Technology: 18.4%
212,520		Apple, Inc.	19,749,484	5.3
106,078		Broadcom Corp.	3,937,615	1.1
148,340	@	Electronic Arts, Inc.	5,320,956	1.4
145,935		EMC Corp.	3,843,928	1.0
9,020		Google, Inc.	5,189,026	1.4
9,020		Google, Inc. - Class A	5,273,723	1.4
66,480		Intuit, Inc.	5,353,634	1.4
76,625		Mastercard, Inc.	5,629,639	1.5
92,285		Microsoft Corp.	3,848,284	1.0

See Accompanying Notes to Financial Statements

81

VY Columbia	SUMMARY PORTFOLIO OF INVESTMENTS
Contrarian Core Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Information Technology (continued)
50,160	Qualcomm, Inc.	$3,972,672	1.1
155,436	Other Securities	6,720,931	1.8
		68,839,892	18.4
	Materials: 1.2%
70,675	Dow Chemical Co.	3,636,936	1.0
34,625	Other Securities	904,751	0.2
		4,541,687	1.2
	Telecommunication Services: 2.8%
212,669	Verizon Communications, Inc.	10,405,894	2.8
	Total Common Stock (Cost $306,376,252)	368,320,415	98.4

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Materials: —%
649,000	X	SINO Forest Corp. Escrow, 5.000%, 08/01/14	$—	—
		Total Corporate Bonds/Notes (Cost $—)	—	—
		Total Investments in Securities (Cost $306,376,252)	$368,320,415	98.4
		Assets in Excess of Other Liabilities	6,019,426	1.6
		Net Assets	$374,339,841	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

X  Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Cost for federal income tax purposes is $306,985,914.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$63,631,382
Gross Unrealized Depreciation	(2,296,881)
Net Unrealized Appreciation	$61,334,501

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$368,320,415	$—	$—	$368,320,415
Corporate Bonds/Notes	—	—	—	—
Total Investments, at fair value	$368,320,415	$—	$—	$368,320,415

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

82

VY Columbia	SUMMARY PORTFOLIO OF INVESTMENTS
Small Cap Value II Portfolio	AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	32.3%
Information Technology	13.4%
Consumer Discretionary	10.9%
Industrials	9.5%
Materials	9.1%
Energy	8.9%
Health Care	6.8%
Utilities	4.5%
Consumer Staples	0.7%
Assets in Excess of Other Liabilities*	3.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Consumer Discretionary: 10.9%
71,000		Del Frisco's Restaurant Group, Inc.	$1,956,760	0.9
75,000		Finish Line	2,230,500	1.1
30,000	@	Helen of Troy Ltd.	1,818,900	0.9
100,000	@	Nord Anglia Education, Inc.	1,830,000	0.9
81,000	@	Sonic Corp.	1,788,480	0.9
34,500	@	Tenneco, Inc.	2,266,650	1.1
71,000		Tower International, Inc.	2,615,640	1.2
497,000		Other Securities	8,016,560	3.9
			22,523,490	10.9
		Consumer Staples: 0.7%
19,900		Other Securities	1,471,804	0.7
		Energy: 8.9%
50,000		Athlon Energy, Inc.	2,385,000	1.2
55,000		C&J Energy Services, Inc.	1,857,900	0.9
28,500	@	Gulfport Energy Corp.	1,789,800	0.9
74,000	@	Helix Energy Solutions Group, Inc.	1,946,940	0.9
30,000		PDC Energy, Inc.	1,894,500	0.9
83,000		Tesco Corp.	1,771,220	0.9
233,142		Other Securities	6,726,858	3.2
			18,372,218	8.9
		Financials: 32.3%
66,000		American Assets Trust, Inc.	2,280,300	1.1
90,000		American Equity Investment Life Holding Co.	2,214,000	1.1
53,000		Amerisafe, Inc.	2,155,510	1.0
55,000		Amtrust Financial Services, Inc.	2,299,550	1.1
Shares			Value	Percentage of Net Assets
34,277	@	Argo Group International Holdings Ltd.	$1,751,897	0.8
103,000		CNO Financial Group, Inc.	1,833,400	0.9
55,000		Community Bank System, Inc.	1,991,000	1.0
110,000		First Industrial Realty Trust, Inc.	2,072,400	1.0
53,000		Independent Bank Corp.	2,034,140	1.0
63,000		PrivateBancorp, Inc.	1,830,780	0.9
34,000		Prosperity Bancshares, Inc.	2,128,400	1.0
73,000		Renasant Corp.	2,122,110	1.0
165,000		Sterling Bancorp/DE	1,980,000	1.0
97,000		Symetra Financial Corp.	2,205,780	1.1
110,000		Umpqua Holdings Corp.	1,971,200	0.9
74,000		Union Bankshares Corp.	1,898,100	0.9
83,000		Western Alliance Bancorp.	1,975,400	1.0
1,723,568		Other Securities	32,112,782	15.5
			66,856,749	32.3
		Health Care: 6.8%
80,000		Kindred Healthcare, Inc.	1,848,000	0.9
32,000		LifePoint Hospitals, Inc.	1,987,200	1.0
70,600		PharMerica Corp.	2,018,454	1.0
62,000	@	VCA, Inc.	2,175,580	1.0
338,670		Other Securities	5,989,672	2.9
			14,018,906	6.8
		Industrials: 9.5%
43,000		Deluxe Corp.	2,518,940	1.2
39,000		EMCOR Group, Inc.	1,736,670	0.8
120,000	@	Navigant Consulting, Inc.	2,094,000	1.0
89,000		Swift Transportation Co.	2,245,470	1.1
46,000		Trinity Industries, Inc.	2,011,120	1.0
338,300		Other Securities	9,184,519	4.4
			19,790,719	9.5

See Accompanying Notes to Financial Statements

83

VY Columbia	SUMMARY PORTFOLIO OF INVESTMENTS
Small Cap Value II Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 13.4%
145,000		Endurance International Group Holdings, Inc.	$2,217,050	1.1
125,000	@	Integrated Device Technology, Inc.	1,932,500	0.9
144,000	@	Kulicke & Soffa Industries, Inc.	2,053,440	1.0
1,340,431		Other Securities	21,689,054	10.4
			27,892,044	13.4
		Materials: 9.1%
72,500	@	Constellium NV - Class A	2,324,350	1.1
66,000	@	KapStone Paper and Packaging Corp.	2,186,580	1.0
51,300		Materion Corp.	1,897,587	0.9
43,000		Neenah Paper, Inc.	2,285,450	1.1
80,000		Taminco Corp.	1,860,800	0.9
320,500		Other Securities	8,414,010	4.1
			18,968,777	9.1
		Utilities: 4.5%
72,000		Avista Corp.	2,413,440	1.2
34,500		New Jersey Resources Corp.	1,972,020	0.9
46,600		UIL Holdings Corp.	1,803,886	0.9
55,378		Other Securities	3,138,121	1.5
			9,327,467	4.5
		Total Common Stock (Cost $139,689,630)	199,222,174	96.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Mutual Funds: 3.6%
7,408,242	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $7,408,242)	$7,408,242	3.6
	Total Short-Term Investments (Cost $7,408,242)	7,408,242	3.6
	Total Investments in Securities (Cost $147,097,872)	$206,630,416	99.7
	Assets in Excess of Other Liabilities	526,635	0.3
	Net Assets	$207,157,051	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††  Rate shown is the 7-day yield as of June 30, 2014.

@  Non-income producing security

Cost for federal income tax purposes is $147,669,214.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$61,012,626
Gross Unrealized Depreciation	(2,051,424)
Net Unrealized Appreciation	$58,961,202

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$199,222,174	$—	$—	$199,222,174
Short-Term Investments	7,408,242	—	—	7,408,242
Total Investments, at fair value	$206,630,416	$—	$—	$206,630,416

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

84

VY Invesco Comstock Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	23.9%
Energy	17.7%
Consumer Discretionary	14.3%
Health Care	13.7%
Information Technology	11.4%
Industrials	6.4%
Consumer Staples	4.6%
Utilities	2.5%
Materials	2.2%
Telecommunication Services	1.7%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 14.3%
269,517		Carnival Corp.	$10,147,315	1.7
158,758		Comcast Corp. - Class A	8,522,129	1.4
315,549		General Motors Co.	11,454,429	1.9
154,785		Johnson Controls, Inc.	7,728,415	1.3
119,860		Kohl's Corp.	6,314,225	1.0
53,668		Time Warner Cable, Inc.	7,905,296	1.3
59,053		Time Warner, Inc.	4,148,473	0.7
238,225		Twenty-First Century Fox, Inc. Class B	8,154,442	1.4
151,856		Viacom - Class B	13,170,471	2.2
199,139		Other Securities	8,201,636	1.4
			85,746,831	14.3
		Consumer Staples: 4.6%
286,548		ConAgra Foods, Inc.	8,504,745	1.4
123,555		CVS Caremark Corp.	9,312,340	1.6
240,463		Other Securities	9,759,415	1.6
			27,576,500	4.6
		Energy: 17.7%
238,018		BP PLC ADR	12,555,450	2.1
61,157		Chevron Corp.	7,984,046	1.3
157,431		Halliburton Co.	11,179,175	1.9
128,166		Murphy Oil Corp.	8,520,476	1.4
75,403		Occidental Petroleum Corp.	7,738,610	1.3
222,752		QEP Resources, Inc.	7,684,944	1.3
169,627		Royal Dutch Shell PLC - Class A ADR	13,972,176	2.3
345,251		Suncor Energy, Inc.	14,718,050	2.4
879,949	@	Weatherford International PLC	20,238,827	3.4
61,870		Other Securities	2,076,357	0.3
			106,668,111	17.7
Shares			Value	Percentage of Net Assets
		Financials: 23.9%
197,036		Allstate Corp.	$11,569,954	1.9
625,824		Bank of America Corp.	9,618,915	1.6
344,910		Bank of New York Mellon Corp.	12,927,227	2.2
497,487		Citigroup, Inc.	23,431,638	3.9
314,840		Fifth Third Bancorp.	6,721,834	1.1
312,783		JPMorgan Chase & Co.	18,022,556	3.0
151,885		Metlife, Inc.	8,438,731	1.4
284,742		Morgan Stanley	9,205,709	1.5
106,960		PNC Financial Services Group, Inc.	9,524,788	1.6
102,702		State Street Corp.	6,907,736	1.1
257,757		Wells Fargo & Co.	13,547,708	2.3
171,149		Other Securities	13,692,346	2.3
			143,609,142	23.9
		Health Care: 13.7%
137,227		Bristol-Myers Squibb Co.	6,656,882	1.1
229,419		Merck & Co., Inc.	13,271,889	2.2
110,837		Novartis AG	10,037,220	1.7
308,445		Pfizer, Inc.	9,154,647	1.5
172,104		Sanofi-Aventis SA ADR	9,150,770	1.5
147,445		UnitedHealth Group, Inc.	12,053,629	2.0
62,847		WellPoint, Inc.	6,762,966	1.1
304,451		Other Securities	15,366,159	2.6
			82,454,162	13.7
		Industrials: 6.4%
95,738		Emerson Electric Co.	6,353,174	1.1
484,921		General Electric Co.	12,743,724	2.1
131,389	@	Ingersoll-Rand PLC - Class A	8,213,127	1.4
179,446		Textron, Inc.	6,870,987	1.1
47,853		Other Securities	4,447,936	0.7
			38,628,948	6.4

See Accompanying Notes to Financial Statements

85

VY Invesco Comstock Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 11.4%
442,587		Cisco Systems, Inc.	$10,998,287	1.8
95,624	@	Citrix Systems, Inc.	5,981,281	1.0
274,630		Corning, Inc.	6,028,129	1.0
171,658	@	eBay, Inc.	8,593,199	1.4
315,056		Hewlett-Packard Co.	10,611,086	1.8
191,015		Intel Corp.	5,902,364	1.0
250,646		Microsoft Corp.	10,451,938	1.8
284,930		Other Securities	9,852,271	1.6
			68,418,555	11.4
		Materials: 2.2%
457,329		Alcoa, Inc.	6,809,629	1.1
123,907		International Paper Co.	6,253,586	1.1
			13,063,215	2.2
		Telecommunication Services: 1.7%
123,720		Verizon Communications, Inc.	6,053,620	1.0
155,818		Other Securities	4,480,865	0.7
			10,534,485	1.7
		Utilities: 2.5%
212,561		PPL Corp.	7,552,292	1.3
173,500		Other Securities	7,258,932	1.2
			14,811,224	2.5
		Total Common Stock (Cost $420,888,926)	591,511,173	98.4
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
16,059,810	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $16,059,810)	$16,059,810	2.7
	Total Short-Term Investments (Cost $16,059,810)	16,059,810	2.7
	Total Investments in Securities (Cost $436,948,736)	$607,570,983	101.1
	Liabilities in Excess of Other Assets	(6,633,586)	(1.1)
	Net Assets	$600,937,397	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††  Rate shown is the 7-day yield as of June 30, 2014.

@  Non-income producing security

ADR  American Depositary Receipt

Cost for federal income tax purposes is $457,650,151.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$171,424,091
Gross Unrealized Depreciation	(21,503,259)
Net Unrealized Appreciation	$149,920,832

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$85,746,831	$—	$—	$85,746,831
Consumer Staples	27,576,500	—	—	27,576,500
Energy	106,668,111	—	—	106,668,111
Financials	143,609,142	—	—	143,609,142
Health Care	72,416,942	10,037,220	—	82,454,162
Industrials	38,628,948	—	—	38,628,948
Information Technology	68,418,555	—	—	68,418,555
Materials	13,063,215	—	—	13,063,215
Telecommunication Services	8,222,142	2,312,343	—	10,534,485
Utilities	14,811,224	—	—	14,811,224
Total Common Stock	579,161,610	12,349,563	—	591,511,173
Short-Term Investments	16,059,810	—	—	16,059,810
Total Investments, at fair value	$595,221,420	$12,349,563	$—	$607,570,983
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(835,455)	$—	$(835,455)
Total Liabilities	$—	$(835,455)	$—	$(835,455)

See Accompanying Notes to Financial Statements

86

VY Invesco Comstock Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the VY Invesco Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Canadian Dollar	3,433,931	Sell	07/18/14	$3,158,989	$3,216,740	$(57,751)
Barclays Bank PLC	EU Euro	3,822,031	Sell	07/18/14	5,175,278	5,233,852	(58,574)
Barclays Bank PLC	British Pound	1,913,685	Sell	07/18/14	3,244,680	3,274,645	(29,965)
Barclays Bank PLC	Swiss Franc	2,984,074	Sell	07/18/14	3,315,244	3,365,457	(50,213)
CIBC World Markets Corp.	EU Euro	3,822,031	Sell	07/18/14	5,177,591	5,233,852	(56,261)
CIBC World Markets Corp.	British Pound	1,913,636	Sell	07/18/14	3,246,732	3,274,561	(27,829)
CIBC World Markets Corp.	Swiss Franc	2,984,075	Sell	07/18/14	3,316,302	3,365,458	(49,156)
CIBC World Markets Corp.	Canadian Dollar	3,446,403	Sell	07/18/14	3,169,864	3,228,423	(58,559)
Deutsche Bank AG	Canadian Dollar	3,433,931	Sell	07/18/14	3,159,962	3,216,739	(56,777)
Deutsche Bank AG	Swiss Franc	2,984,075	Sell	07/18/14	3,317,076	3,365,457	(48,381)
Deutsche Bank AG	EU Euro	3,825,150	Sell	07/18/14	5,180,477	5,238,123	(57,646)
Deutsche Bank AG	British Pound	1,913,636	Sell	07/18/14	3,246,158	3,274,561	(28,403)
Goldman Sachs & Co.	Swiss Franc	2,984,433	Sell	07/18/14	3,316,368	3,365,861	(49,493)
Goldman Sachs & Co.	Canadian Dollar	3,433,931	Sell	07/18/14	3,157,057	3,216,739	(59,682)
Goldman Sachs & Co.	EU Euro	3,822,031	Sell	07/18/14	5,176,024	5,233,853	(57,829)
Goldman Sachs & Co.	British Pound	1,913,636	Sell	07/18/14	3,244,398	3,274,561	(30,163)
Royal Bank of Canada	EU Euro	3,822,031	Sell	07/18/14	5,175,080	5,233,853	(58,773)
							$(835,455)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$835,455
Total Liability Derivatives		$835,455

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$168,953
Total	$168,953

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$(708,416)
Total	$(708,416)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

87

VY Invesco Comstock Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Barclays Bank PLC	CIBC World Markets	Deutsche Bank AG	Goldman Sachs & Co.	Royal Bank of Canada	Totals
Liabilities:
Forward foreign currency contracts	$196,503	$191,805	$191,207	$197,167	$58,773	$835,455
Total Liabilities	$196,503	$191,805	$191,207	$197,167	$58,773	$835,455
Net OTC derivative instruments by counterparty, at fair value	$(196,503)	$(191,805)	$(191,207)	$(197,167)	$(58,773)	$(835,455)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(196,503)	$(191,805)	$(191,207)	$(197,167)	$(58,773)	$(835,455)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

88

VY Invesco	SUMMARY PORTFOLIO OF INVESTMENTS
Equity And Income Portfolio	AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	21.8%
Energy	9.6%
Information Technology	8.6%
U.S. Treasury Notes	8.6%
Health Care	8.3%
Industrials	7.4%
Consumer Discretionary	6.7%
Consumer, Non-cyclical	4.7%
Consumer Staples	3.6%
Communications	2.6%
Technology	2.6%
Materials	1.7%
Telecommunication Services	1.6%
Utilities	1.4%
Basic Materials	1.1%
Consumer, Cyclical	0.8%
Federal National Mortgage Association	0.3%
Federal Home Loan Mortgage Corporation	0.2%
Foreign Government Bonds	0.2%
Municipal	0.0%
U.S. Treasury Bonds	0.0%
Assets in Excess of Other Liabilities*	8.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 62.2%
	Consumer Discretionary: 6.7%
245,437	Abercrombie & Fitch Co.	$10,615,150	0.8
327,572	Carnival Corp.	12,333,086	0.9
266,254	Comcast Corp. - Class A	14,292,515	1.0
333,226	General Motors Co.	12,096,104	0.9
98,058	Time Warner Cable, Inc.	14,443,943	1.0
76,792	Time Warner, Inc.	5,394,638	0.4
195,465	Viacom - Class B	16,952,679	1.2
197,930	Other Securities	7,206,392	0.5
		93,334,507	6.7
	Consumer Staples: 3.6%
1,026,996	Avon Products, Inc.	15,004,412	1.1
298,704	Mondelez International, Inc.	11,234,257	0.8
446,736	Other Securities	23,241,928	1.7
		49,480,597	3.6
	Energy: 7.8%
89,777	Anadarko Petroleum Corp.	9,827,888	0.7
111,070	Apache Corp.	11,175,864	0.8
199,679	Baker Hughes, Inc.	14,866,102	1.1
276,384	Canadian Natural Resources Ltd.	12,699,599	0.9
89,368	ExxonMobil Corp.	8,997,570	0.7
103,454	Occidental Petroleum Corp.	10,617,484	0.8
Shares		Value	Percentage of Net Assets
586,907	Royal Dutch Shell PLC - Class A	$24,252,479	1.7
216,113	Total S.A.	15,635,713	1.1
		108,072,699	7.8
	Financials: 16.7%
663,882	Bank of America Corp.	10,203,866	0.7
505,834	Charles Schwab Corp.	13,622,110	1.0
731,312	Citigroup, Inc.	34,444,795	2.5
182,764	Comerica, Inc.	9,167,442	0.7
52,666	Goldman Sachs Group, Inc.	8,818,395	0.6
651,468	JPMorgan Chase & Co.	37,537,586	2.7
277,690	Marsh & McLennan Cos., Inc.	14,389,896	1.0
605,981	Morgan Stanley	19,591,366	1.4
138,492	Northern Trust Corp.	8,892,571	0.7
179,085	PNC Financial Services Group, Inc.	15,947,519	1.2
149,036	State Street Corp.	10,024,161	0.7
217,199	Wells Fargo & Co.	11,415,980	0.8
909,662	Other Securities	37,753,351	2.7
		231,809,038	16.7
	Health Care: 8.3%
80,587	Amgen, Inc.	9,539,083	0.7
182,817	Eli Lilly & Co.	11,365,733	0.8
241,471	Merck & Co., Inc.	13,969,097	1.0
11,722	Novartis AG ADR	1,061,193	0.1
140,162	Novartis AG	12,692,845	0.9

See Accompanying Notes to Financial Statements

89

VY Invesco	SUMMARY PORTFOLIO OF INVESTMENTS
Equity And Income Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
220,271		Teva Pharmaceutical Industries Ltd. ADR	$11,546,606	0.8
106,504		WellPoint, Inc.	11,460,896	0.8
729,206		Other Securities	44,183,605	3.2
			115,819,058	8.3
		Industrials: 5.9%
129,786		Caterpillar, Inc.	14,103,845	1.0
305,806		CSX Corp.	9,421,883	0.7
83,118		General Dynamics Corp.	9,687,403	0.7
858,702		General Electric Co.	22,566,688	1.6
175,300	@	Ingersoll-Rand PLC - Class A	10,958,003	0.8
339,535	@	Tyco International Ltd.	15,482,796	1.1
			82,220,618	5.9
		Information Technology: 8.6%
232,446	@	Adobe Systems, Inc.	16,819,792	1.2
234,377	@	Amdocs Ltd.	10,858,686	0.8
822,067		Applied Materials, Inc.	18,537,611	1.3
537,261		Corning, Inc.	11,792,879	0.9
323,417	@	eBay, Inc.	16,190,255	1.2
240,364		Microsoft Corp.	10,023,179	0.7
495,132		Symantec Corp.	11,338,523	0.8
534,411		Other Securities	23,521,080	1.7
			119,082,005	8.6
		Materials: 1.7%
211,870		Dow Chemical Co.	10,902,830	0.8
244,314		Other Securities	12,500,034	0.9
			23,402,864	1.7
		Telecommunication Services: 1.6%
180,637		Verizon Communications, Inc.	8,838,568	0.6
2,039,046		Other Securities	13,981,978	1.0
			22,820,546	1.6
		Utilities: 1.3%
324,625		Other Securities	17,571,769	1.3
		Total Common Stock (Cost $709,222,281)	863,613,701	62.2
PREFERRED STOCK: 1.3%
		Energy: 0.6%
140,612		Other Securities	7,775,843	0.6
		Financials: 0.7%
27,000	P	Wells Fargo & Co.	700,380	0.0
102,155		Other Securities	9,522,738	0.7
			10,223,118	0.7
		Total Preferred Stock (Cost $14,833,757)	17,998,961	1.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.0%
		Basic Materials: 1.1%
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	$386,524	0.0
555,000	#	Anglo American Capital PLC, 4.125%, 04/15/21	568,768	0.0
1,095,000	#	Glencore Funding LLC, 3.125%, 04/29/19	1,117,940	0.1
535,000	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	494,875	0.0
770,000	#	Montell Finance Co. BV, 8.100%, 03/15/27	1,036,670	0.1
320,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	323,713	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	328,672	0.1
9,626,000		Other Securities	10,762,094	0.8
			15,019,256	1.1
		Communications: 2.6%
340,000	#	Cox Communications, Inc., 4.700%, 12/15/42	331,347	0.0
1,210,000	#	Cox Communications, Inc., 8.375%, 03/01/39	1,703,472	0.1
345,000	#	Crown Castle Towers, LLC, 3.214%, 08/15/35	350,582	0.0
435,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/40	512,538	0.1
2,320,000	#	JDS Uniphase Corp., 0.625%, 08/15/33	2,331,600	0.2
5,662,000	#	Liberty Media Corp., 1.375%, 10/15/23	5,754,007	0.4
1,010,000	#	Tencent Holdings Ltd., 3.375%, 05/02/19	1,033,708	0.1
160,000		Time Warner, Inc., 5.875%, 11/15/16	178,244	0.0
2,790,000		Time Warner Cable, Inc., 5.000%-5.875%, 02/01/20-11/15/40	3,150,733	0.2
3,505,000		Verizon Communications, Inc., 3.000%-6.550%, 04/01/16-09/15/43	4,197,111	0.3
14,057,000		Other Securities	16,584,807	1.2
			36,128,149	2.6
		Consumer, Cyclical: 0.8%
1,215,541	#	Virgin Australia 2013-1A Trust, 5.000%, 04/23/25	1,293,032	0.1
8,066,808		Other Securities	9,402,391	0.7
			10,695,423	0.8

See Accompanying Notes to Financial Statements

90

VY Invesco Equity And Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Consumer, Non-cyclical: 4.7%
985,000	#	Actavis Funding SCS, 4.850%, 06/15/44	$996,448	0.1
1,236,000	#	Cubist Pharmaceuticals, Inc., 1.125%, 09/01/18	1,393,590	0.1
2,021,000	#	Cubist Pharmaceuticals, Inc., 1.875%, 09/01/20	2,308,992	0.2
965,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	963,591	0.1
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	432,230	0.0
785,000	#	Grupo Bimbo SAB de CV, 3.875%, 06/27/24	785,581	0.1
477,000	#	Live Nation Entertainment, Inc., 2.500%, 05/15/19	497,869	0.0
730,000	#	Mylan, Inc., 6.000%, 11/15/18	763,596	0.0
7,399,000		Omnicare, Inc., 3.250%-3.750%, 12/15/35-02/15/44	10,066,816	0.7
275,000	#	Perrigo Co. Plc, 2.300%, 11/08/18	275,133	0.0
5,251,000		WellPoint, Inc., 2.750%, 10/15/42	8,070,131	0.6
32,405,000		Other Securities	39,226,811	2.8
			65,780,788	4.7
		Energy: 1.2%
460,000	#	Enable Midstream Partners L.P., 2.400%, 05/15/19	460,882	0.1
14,281,000		Other Securities	15,581,271	1.1
			16,042,153	1.2
		Financial: 4.4%
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	293,580	0.0
440,000	#	Apollo Management Holdings L.P., 4.000%, 05/30/24	443,460	0.0
500,000	#	Banco Inbursa SA Institucion de Banca Multiple, 4.125%, 06/06/24	489,750	0.0
725,000	#	BBVA Bancomer SA/ Texas, 4.375%, 04/10/24	740,406	0.1
515,000		Charles Schwab Corp., 4.450%, 07/22/20	575,308	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/44	271,760	0.0

Principal Amount†			Value	Percentage of Net Assets
590,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	$658,603	0.1
472,000	#	Credit Suisse AG, 6.500%, 08/08/23	525,100	0.0
830,000	#	Dexus Diversified Trust/ Dexus Office Trust, 5.600%, 03/15/21	938,106	0.1
350,000		Goldman Sachs Group, Inc./The, 2.625%, 01/31/19	355,012	0.0
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	5,175,393	0.4
4,179,000	#	Goldman Sachs Group, Inc., 1.000%, 09/28/20	4,456,611	0.3
1,420,000		Goldman Sachs Group, Inc., 5.250%-6.750%, 04/01/18-10/01/37	1,638,735	0.1
465,000	#	HBOS PLC, 6.750%, 05/21/18	536,563	0.0
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	487,646	0.0
2,170,000		JPMorgan Chase & Co., 4.400%-6.750%, 01/15/18-12/29/49	2,345,934	0.2
755,000	#	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	767,547	0.1
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	556,070	0.0
3,020,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	3,187,634	0.2
2,240,000		Morgan Stanley, 3.450%-6.375%, 07/24/15-07/24/42	2,474,709	0.2
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	209,596	0.0
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	673,735	0.1
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	326,800	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	257,236	0.0
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	202,980	0.0
805,000	#	Societe Generale SA, 5.000%, 01/17/24	843,035	0.1
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	323,349	0.0

See Accompanying Notes to Financial Statements

91

VY Invesco Equity And Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
440,000	#	Standard Chartered PLC, 5.700%, 03/26/44	$462,704	0.1
300,000	#	WEA Finance, LLC, 7.125%, 04/15/18	365,183	0.0
470,000		Wells Fargo & Co., 4.100%, 06/03/26	476,270	0.0
26,642,000		Other Securities	30,268,568	2.2
			61,327,383	4.4
		Industrial: 1.5%
425,000	#	BAA Funding Ltd., 2.500%, 06/25/17	432,028	0.0
510,000	#	Penske Truck Leasing Co. Lp/PTL Finance Corp., 2.500%, 03/15/16	524,426	0.1
2,583,000	#	UTi Worldwide, Inc., 4.500%, 03/01/19	2,760,581	0.2
14,691,000		Other Securities	17,120,478	1.2
			20,837,513	1.5
		Technology: 2.6%
2,253,000	#	Citrix Systems, Inc., 0.500%, 04/15/19	2,388,180	0.2
4,773,000	#	NVIDIA Corp., 1.000%, 12/01/18	5,292,064	0.4
6,415,000	#	SanDisk Corp., 0.500%, 10/15/20	8,102,947	0.6
1,485,000	#	Seagate HDD Cayman, 4.750%, 01/01/25	1,481,287	0.1
14,248,000		Other Securities	18,750,881	1.3
			36,015,359	2.6
		Utilities: 0.1%
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	171,036	0.0
1,385,000		Other Securities	1,403,817	0.1
			1,574,853	0.1
		Total Corporate Bonds/Notes (Cost $235,262,516)	263,420,877	19.0
MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
500,000		Other Securities	603,802	0.0
		Total Municipal Bonds (Cost $504,007)	603,802	0.0
U.S. TREASURY OBLIGATIONS: 8.6%
		U.S. Treasury Bonds: 0.0%
550,000		3.625%, due 02/15/44	579,305	0.0

Principal Amount†			Value	Percentage of Net Assets
		U.S. Treasury Notes: 8.6%
11,028,000		0.500%, due 06/30/16	$11,037,043	0.8
55,005,000		0.875%, due 06/15/17	55,020,016	4.0
39,713,000		1.625%, due 06/30/19	39,708,354	2.8
13,000,000		0.125%-2.625%, due 07/31/14-05/15/24	13,035,340	1.0
			118,800,753	8.6
		Total U.S. Treasury Obligations (Cost $119,154,886)	119,380,058	8.6
FOREIGN GOVERNMENT BONDS: 0.2%
150,000	#	Electricite de France SA, 4.600%, 01/27/20	166,957	0.0
620,000	#	Electricite de France SA, 4.875%, 01/22/44	662,434	0.0
640,000	#	Electricite de France SA, 5.625%, 12/29/49	669,152	0.1
1,280,000		Other Securities	1,421,132	0.1
		Total Foreign Government Bonds (Cost $2,674,337)	2,919,675	0.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.5%
		Federal Home Loan Mortgage Corporation##: 0.2%
2,950,000		Other Securities	3,278,733	0.2
		Federal National Mortgage Association##: 0.3%
3,045,000		Other Securities	3,533,977	0.3
		Total U.S. Government Agency Obligations (Cost $6,283,203)	6,812,710	0.5
		Total Long-Term Investments (Cost $1,087,934,987)	1,274,749,784	91.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.4%
	Mutual Funds: 8.4%
117,071,026	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $117,071,026)	$117,071,026	8.4
	Total Short-Term Investments (Cost $117,071,026)	117,071,026	8.4
	Total Investments in Securities (Cost $1,205,006,013)	$1,391,820,810	100.2
	Liabilities in Excess of Other Assets	(2,335,164)	(0.2)
	Net Assets	$1,389,485,646	100.0

See Accompanying Notes to Financial Statements

92

VY Invesco Equity And Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2014.

#  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage

Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@  Non-income producing security

ADR  American Depositary Receipt

P  Preferred Stock may be called prior to convertible date.

Cost for federal income tax purposes is $1,205,589,617.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$193,862,510
Gross Unrealized Depreciation	(7,631,317)
Net Unrealized Appreciation	$186,231,193

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$93,334,507	$—	$—	$93,334,507
Consumer Staples	49,480,597	—	—	49,480,597
Energy	68,184,507	39,888,192	—	108,072,699
Financials	231,809,038	—	—	231,809,038
Health Care	95,771,612	20,047,446	—	115,819,058
Industrials	82,220,618	—	—	82,220,618
Information Technology	119,082,005	—	—	119,082,005
Materials	23,402,864	—	—	23,402,864
Telecommunication Services	15,812,036	7,008,510	—	22,820,546
Utilities	17,571,769	—	—	17,571,769
Total Common Stock	796,669,553	66,944,148	—	863,613,701
Preferred Stock	1,224,380	16,774,581	—	17,998,961
Corporate Bonds/Notes	—	263,420,877	—	263,420,877
Municipal Bonds	—	603,802	—	603,802
U.S. Treasury Obligations	—	119,380,058	—	119,380,058
U.S. Government Agency Obligations	—	6,812,710	—	6,812,710
Short-Term Investments	117,071,026	—	—	117,071,026
Foreign Government Bonds	—	2,919,675	—	2,919,675
Total Investments, at fair value	$914,964,959	$476,855,851	$—	$1,391,820,810
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(467,410)	$—	$(467,410)
Total Liabilities	$—	$(467,410)	$—	$(467,410)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

93

VY Invesco Equity And Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

At June 30, 2014, the following forward foreign currency contracts were outstanding for the VY Invesco Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York	British Pound	5,426,861	Sell	07/25/14	$9,211,608	$9,285,776	$(74,168)
The Bank of New York	Swiss Franc	3,634,055	Sell	07/25/14	4,061,304	4,098,757	(37,453)
The Bank of New York	Canadian Dollar	6,371,365	Sell	07/25/14	5,928,230	5,967,237	(39,007)
The Bank of New York	Israeli New Shekel	3,423,875	Sell	07/25/14	996,199	997,567	(1,368)
The Bank of New York	EU Euro	7,720,200	Sell	07/25/14	10,495,689	10,572,271	(76,582)
State Street Bank	Israeli New Shekel	20,076,125	Sell	07/25/14	5,839,478	5,849,298	(9,820)
State Street Bank	Swiss Franc	3,615,945	Sell	07/25/14	4,040,523	4,078,331	(37,808)
State Street Bank	Canadian Dollar	6,378,635	Sell	07/25/14	5,934,486	5,974,045	(39,559)
State Street Bank	British Pound	5,423,139	Sell	07/25/14	9,204,856	9,279,406	(74,550)
State Street Bank	EU Euro	7,779,800	Sell	07/25/14	10,576,794	10,653,889	(77,095)
							$(467,410)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$467,410
Total Liability Derivatives		$467,410

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$(750,981)
Total	$(750,981)

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$(65,091)
Total	$(65,091)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	State Street Bank	The Bank of New York Mellon Corp.	Totals
Liabilities:
Forward foreign currency contracts	$238,832	$228,578	$467,410
Total Liabilities	$238,832	$228,578	$467,410
Net OTC derivative instruments by counterparty, at fair value	$(238,832)	$(228,578)	$(467,410)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(238,832)	$(228,578)	$(467,410)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

94

VY Jpmorgan	SUMMARY PORTFOLIO OF INVESTMENTS
Mid Cap Value Portfolio	AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	28.6%
Consumer Discretionary	16.8%
Utilities	10.3%
Industrials	9.8%
Information Technology	9.7%
Materials	7.7%
Health Care	5.7%
Consumer Staples	5.1%
Energy	3.7%
Assets in Excess of Other Liabilities*	2.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 16.8%
13,290	@	Autozone, Inc.	$7,126,630	1.0
118,370	@	Dish Network Corp. - Class A	7,703,520	1.1
140,430		Expedia, Inc.	11,060,267	1.5
227,630		Gannett Co., Inc.	7,127,095	1.0
283,100		Gap, Inc.	11,768,467	1.6
128,190	@	Jarden Corp.	7,608,076	1.0
213,470		Kohl's Corp.	11,245,600	1.5
60,660	@	Mohawk Industries, Inc.	8,391,704	1.1
1,056,347		Other Securities	51,825,677	7.0
			123,857,036	16.8
		Consumer Staples: 5.1%
146,290		Dr Pepper Snapple Group, Inc.	8,569,668	1.1
188,510		Kroger Co.	9,318,049	1.3
819,175		Other Securities	19,705,597	2.7
			37,593,314	5.1
		Energy: 3.7%
604,247		Other Securities	27,293,362	3.7
		Financials: 28.6%
96,350		Ameriprise Financial, Inc.	11,562,000	1.6
49,590		AvalonBay Communities, Inc.	7,051,202	1.0
517,550		Fifth Third Bancorp.	11,049,692	1.5
197,280		Hartford Financial Services Group, Inc.	7,064,597	1.0
185,120		Invesco Ltd.	6,988,280	0.9
315,150		Kimco Realty Corp.	7,242,147	1.0
278,040		Loews Corp.	12,236,540	1.7
80,211		M&T Bank Corp.	9,950,175	1.3
260,300		Marsh & McLennan Cos., Inc.	13,488,746	1.8

Shares			Value	Percentage of Net Assets
208,410		SunTrust Bank	$8,348,905	1.1
92,900		T. Rowe Price Group, Inc.	7,841,689	1.1
77,066		Vornado Realty Trust	8,225,254	1.1
212,830	@	XL Group PLC	6,965,926	0.9
2,931,405		Other Securities(a)	93,291,149	12.6
			211,306,302	28.6
		Health Care: 5.7%
106,010		AmerisourceBergen Corp.	7,702,687	1.1
115,490		Cigna Corp.	10,621,615	1.4
65,910		Humana, Inc.	8,418,025	1.1
315,910		Other Securities	15,321,413	2.1
			42,063,740	5.7
		Industrials: 9.8%
136,880		Ametek, Inc.	7,156,087	1.0
108,080		Carlisle Cos., Inc.	9,361,890	1.3
116,030		Equifax, Inc.	8,416,816	1.1
108,250		IDEX Corp.	8,740,105	1.2
77,390		MSC Industrial Direct Co.	7,401,580	1.0
94,540		Regal-Beloit Corp.	7,427,062	1.0
70,041		Snap-On, Inc.	8,301,259	1.1
313,489		Other Securities	15,268,983	2.1
			72,073,782	9.8
		Information Technology: 9.7%
110,270		Amphenol Corp.	10,623,412	1.4
174,050		Analog Devices, Inc.	9,410,883	1.3
171,700	@	Arrow Electronics, Inc.	10,372,397	1.4
168,606		Jack Henry & Associates, Inc.	10,020,255	1.3
99,950		KLA-Tencor Corp.	7,260,368	1.0
201,790	@	Synopsys, Inc.	7,833,488	1.1
199,370		Xilinx, Inc.	9,432,195	1.3
286,886		Other Securities	6,392,661	0.9
			71,345,659	9.7

See Accompanying Notes to Financial Statements

95

VY Jpmorgan	SUMMARY PORTFOLIO OF INVESTMENTS
Mid Cap Value Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Materials: 7.7%
88,860	Airgas, Inc.	$9,677,742	1.3
125,918	Albemarle Corp.	9,003,137	1.2
173,670	Ball Corp.	10,885,636	1.5
74,510	Sigma-Aldrich Corp.	7,561,275	1.0
259,418	Other Securities	20,126,499	2.7
		57,254,289	7.7
	Utilities: 10.3%
284,160	CenterPoint Energy, Inc.	7,257,446	1.0
232,600	CMS Energy Corp.	7,245,490	1.0
91,230	Energen Corp.	8,108,522	1.1
289,420	Questar Corp.	7,177,616	1.0
88,850	Sempra Energy	9,303,484	1.3
203,630	Westar Energy, Inc.	7,776,630	1.0
642,860	Other Securities	29,172,970	3.9
		76,042,158	10.3
	Total Common Stock (Cost $520,183,439)	718,829,642	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc(1): 0.0%
12,426	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.12%, due 07/01/14 (Repurchase Amount $12,426, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $12,674, due 07/15/14-04/20/64)	$12,426	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
22,332,267	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $22,332,267)	$22,332,267	3.0
	Total Short-Term Investments (Cost $22,344,693)	22,344,693	3.0
	Total Investments in Securities (Cost $542,528,132)	$741,174,335	100.4
	Liabilities in Excess of Other Assets	(2,641,872)	(0.4)
	Net Assets	$738,532,463	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2014.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $544,516,752.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$199,925,548
Gross Unrealized Depreciation	(3,267,965)
Net Unrealized Appreciation	$196,657,583

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$718,829,642	$—	$—	$718,829,642
Short-Term Investments	22,332,267	12,426	—	22,344,693
Total Investments, at fair value	$741,161,909	$12,426	$—	$741,174,335

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

96

VY Oppenheimer Global	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	AS OF JUNE 30, 2014 (UNAUDITED)

Geographic Diversification
as of June 30, 2014
(as a percentage of net assets)

United States	41.4%
Germany	10.9%
Japan	9.5%
France	6.2%
United Kingdom	5.2%
Switzerland	5.0%
Sweden	4.1%
Spain	3.8%
Brazil	3.7%
India	3.0%
Countries between 0.3% - 1.8%^	6.9%
Assets in Excess of Other Liabilities*	0.3%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 7 countries, which each represents 0.3% - 1.8% of net assets.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.7%
	Brazil: 3.7%
6,702,789	Other Securities	$67,367,823	3.7
	Canada: 0.5%
219,290	Other Securities(a)	8,876,859	0.5
	China: 0.3%
170,258	Other Securities(a)	4,854,056	0.3
	Denmark: 0.5%
175,312	Other Securities(a)	9,789,143	0.5
	France: 6.2%
180,458	LVMH Moet Hennessy Louis Vuitton S.A.	34,822,778	1.9
140,470	Kering	30,815,057	1.7
303,764	Technip S.A.	33,189,682	1.8
273,250	Other Securities	14,329,959	0.8
		113,157,476	6.2
	Germany: 8.9%
173,208	Allianz AG	28,910,816	1.6
198,773	Bayer AG	28,041,551	1.5
723,469	Deutsche Bank AG	25,426,318	1.4
92,732	Linde AG	19,705,188	1.1
460,677	SAP AG	35,497,340	2.0
181,448	Siemens AG	23,957,332	1.3
		161,538,545	8.9
	India: 3.0%
4,892,628	DLF Ltd.	17,510,683	1.0
517,460	ICICI Bank Ltd. ADR	25,821,254	1.4

Shares		Value	Percentage of Net Assets
2,393,581	Other Securities	$11,682,041	0.6
		55,013,978	3.0
	Italy: 1.4%
671,381	Other Securities(a)	25,521,101	1.4
	Japan: 9.5%
1,323,600	Dai-ichi Life Insurance Co., Ltd.	19,725,124	1.1
457,700	KDDI Corp.	27,925,917	1.5
58,751	Keyence Corp.	25,691,091	1.4
389,400	Kyocera Corp.	18,490,192	1.0
303,200	Murata Manufacturing Co., Ltd.	28,434,303	1.5
354,700	Nidec Corp.	21,814,177	1.2
689,000	Other Securities(a)	32,192,256	1.8
		174,273,060	9.5
	Mexico: 0.9%
176,942	Other Securities	16,570,618	0.9
	Netherlands: 1.9%
500,963	Airbus Group NV	33,588,578	1.9
	Russia: 1.4%
11,813,661	Other Securities	26,090,965	1.4
	Spain: 3.8%
1,972,533	Banco Bilbao Vizcaya Argentaria S.A.	25,140,772	1.4
200,973	Inditex S.A.	30,930,730	1.7
518,366	Other Securities	13,667,594	0.7
		69,739,096	3.8

See Accompanying Notes to Financial Statements

97

VY Oppenheimer Global	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Sweden: 4.1%
517,942		Assa Abloy AB	$26,345,594	1.4
4,039,322		Telefonaktiebolaget LM Ericsson	48,798,059	2.7
			75,143,653	4.1
		Switzerland: 5.0%
235,672		Nestle S.A.	18,261,505	1.0
74,405		Roche Holding AG - Genusschein	22,169,483	1.2
1,866,795		UBS AG - Reg	34,226,783	1.9
565,255		Other Securities	16,075,557	0.9
			90,733,328	5.0
		United Kingdom: 5.2%
1,387,416		Prudential PLC	31,787,555	1.7
301,980		Shire PLC	23,688,119	1.3
717,345		Unilever PLC	32,516,714	1.8
1,517,210		Other Securities	7,166,449	0.4
			95,158,837	5.2
		United States: 41.4%
158,580		3M Co.	22,714,999	1.3
426,533	@	Adobe Systems, Inc.	30,863,928	1.7
355,870		Aetna, Inc.	28,853,940	1.6
112,320		Allergan, Inc.	19,006,790	1.0
855,260		Altera Corp.	29,728,838	1.6
665,730		Citigroup, Inc.	31,355,883	1.7
496,030		Colgate-Palmolive Co.	33,819,325	1.9
687,700	@	eBay, Inc.	34,426,262	1.9
358,380		Facebook, Inc.	24,115,390	1.3
282,050	@	Gilead Sciences, Inc.	23,384,765	1.3
109,740		Goldman Sachs Group, Inc.	18,374,866	1.0
44,370		Google, Inc.	25,525,174	1.4
44,370		Google, Inc. - Class A	25,941,808	1.4
341,950		Intuit, Inc.	27,537,233	1.5
831,640		Maxim Integrated Products	28,117,748	1.5
176,910		McDonald's Corp.	17,821,913	1.0
472,390		McGraw-Hill Cos., Inc.	39,222,542	2.2
499,790		Microsoft Corp.	20,841,243	1.1
272,290		Tiffany & Co.	27,297,073	1.5
196,440		United Parcel Service, Inc. - Class B	20,166,530	1.1
196,090	@	Vertex Pharmaceuticals, Inc.	18,565,801	1.0
443,050		Walt Disney Co.	37,987,107	2.1
258,140		WellPoint, Inc.	27,778,445	1.5
178,580		Zimmer Holdings, Inc.	18,547,319	1.0
3,703,430		Other Securities(a)	124,745,222	6.8
			756,740,144	41.4
		Total Common Stock (Cost $1,106,155,273)	1,784,157,260	97.7

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 2.0%
	Germany: 2.0%
382,894	Bayerische Motoren Werke AG	$36,659,172	2.0
	India: 0.0%
50,809,899	Other Securities	642,040	0.0
	Total Preferred Stock (Cost $14,240,501)	37,301,212	2.0
RIGHTS: 0.0%
	Spain: 0.0%
518,366	Other Securities	352,770	0.0
	Total Rights (Cost $342,004)	352,770	0.0
	Total Long-Term Investments (Cost $1,120,737,778)	1,821,811,242	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	Securities Lending Collateralcc(1): 3.3%
945,593	Barclays Bank PLC, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $945,595, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $964,505, due 05/31/15-05/15/44)	$945,593	0.0
14,591,460	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $14,591,512, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $14,883,289, due 07/15/14-04/20/64)	14,591,460	0.8

See Accompanying Notes to Financial Statements

98

VY Oppenheimer Global	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	AS OF JUNE 30, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
14,591,460	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $14,591,488, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $14,883,333, due 07/10/14-08/15/42)	$14,591,460	0.8
14,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $14,000,058, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $14,280,000, due 12/31/17-04/15/28)	14,000,000	0.8
14,591,460	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $14,591,504, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $14,883,289, due 07/01/14-07/15/56)	14,591,460	0.8
2,717,087	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,717,098, collateralized by various U.S. Government Securities, 0.125%, Market Value plus accrued interest $2,775,767, due 07/15/22)	2,717,087	0.1
		61,437,060	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
8,475,880	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $8,475,880)	$8,475,880	0.5
	Total Short-Term Investments (Cost $69,912,940)	69,912,940	3.8
	Total Investments in Securities (Cost $1,190,650,718)	$1,891,724,182	103.5
	Liabilities in Excess of Other Assets	(64,470,338)	(3.5)
	Net Assets	$1,827,253,844	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2014.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $1,203,448,576.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$738,835,156
Gross Unrealized Depreciation	(50,559,550)
Net Unrealized Appreciation	$688,275,606

Sector Diversification	Percentage of Net Assets
Information Technology	23.2%
Financials	19.7
Consumer Discretionary	16.5
Health Care	15.1
Industrials	11.4
Consumer Staples	6.3
Energy	3.7
Materials	2.3
Telecommunication Services	1.5
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(3.5)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

99

VY Oppenheimer Global	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$67,367,823	$—	$—	$67,367,823
Canada	8,876,859	—	—	8,876,859
China	4,854,056	—	—	4,854,056
Denmark	—	9,789,143	—	9,789,143
France	—	113,157,476	—	113,157,476
Germany	—	161,538,545	—	161,538,545
India	25,821,254	29,192,724	—	55,013,978
Italy	—	25,521,101	—	25,521,101
Japan	5,451,338	168,821,722	—	174,273,060
Mexico	16,570,618	—	—	16,570,618
Netherlands	—	33,588,578	—	33,588,578
Russia	8,400,301	17,690,664	—	26,090,965
Spain	—	69,739,096	—	69,739,096
Sweden	—	75,143,653	—	75,143,653
Switzerland	—	90,733,328	—	90,733,328
United Kingdom	7,166,449	87,992,388	—	95,158,837
United States	756,740,144	—	—	756,740,144
Total Common Stock	901,248,842	882,908,418	—	1,784,157,260
Preferred Stock	642,040	36,659,172	—	37,301,212
Rights	352,770	—	—	352,770
Short-Term Investments	8,475,880	61,437,060	—	69,912,940
Total Investments, at fair value	$910,719,532	$981,004,650	$—	$1,891,724,182

(1)  For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2014, securities valued at $16,560,269 and $14,470,614 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

100

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED)

Investment Type Allocation
as of June 30, 2014
(as a percentage of net assets)

U.S. Government Agency Obligations	35.2%
Foreign Government Bonds	13.9%
Corporate Bonds/Notes	13.8%
U.S. Treasury Obligations	9.0%
Collateralized Mortgage Obligations	5.8%
Municipal Bonds	3.3%
Asset-Backed Securities	2.7%
Preferred Stock	0.4%
Certificates of Deposit	0.3%
Assets in Excess of Other Liabilities*	15.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 13.8%
		Basic Materials: 0.2%
283,000	#	Braskem Finance Ltd., 7.000%, 05/07/20	$319,436	0.0
1,800,000	#,L	CSN Islands XI Corp., 6.875%, 09/21/19	1,917,000	0.2
115,000		Other Securities	130,057	0.0
			2,366,493	0.2
		Communications: 1.0%
2,500,000		BellSouth Corp., 5.200%, 09/15/14	2,524,515	0.2
4,700,000		Verizon Communications, Inc., 1.981%, 09/14/18	4,963,769	0.5
1,900,000		Verizon Communications, Inc., 2.500%-3.650%, 09/15/16-09/14/18	2,012,021	0.2
1,100,000		Other Securities	1,243,125	0.1
			10,743,430	1.0
		Consumer, Cyclical: 0.0%
60,000	X	General Motors Co. Escrow	—	—
84,424		Other Securities	102,177	0.0
			102,177	0.0
		Consumer, Non-cyclical: 0.1%
600,000		Other Securities	689,210	0.1
		Energy: 0.2%
1,900,000		Other Securities	2,000,041	0.2

Principal Amount†				Value	Percentage of Net Assets
			Financial: 11.5%
	2,800,000		GMAC, Inc., 6.750%, 12/01/14	$2,864,750	0.3
	7,600,000		Ally Financial, Inc., 3.500%-8.300%, 02/12/15-07/18/16	7,878,500	0.7
	4,900,000		Bank of America Corp., 3.625%, 03/17/16	5,119,848	0.5
	4,400,000		Bank of America Corp., 6.500%, 08/01/16	4,878,940	0.5
	3,200,000		Bank of America Corp., 0.554%-0.695%, 08/15/16-11/14/16	3,204,695	0.3
	600,000	#	Bank of Montreal, 2.850%, 06/09/15	614,305	0.1
	500,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	513,226	0.0
GBP	1,700,000		Barclays Bank PLC, 14.000%, 11/29/49	3,982,920	0.4
	1,200,000	#	BBVA, 6.500%, 03/10/21	1,359,000	0.1
	4,900,000		BNP Paribas SA, 0.533%, 11/07/15	4,900,328	0.5
	1,000,000	#	CIT Group, Inc., 4.750%, 02/15/15	1,021,875	0.1
	1,200,000		Citigroup, Inc., 4.587%, 12/15/15	1,265,353	0.1
	7,700,000		Citigroup, Inc., 5.000%, 09/15/14	7,768,507	0.8
	2,600,000		Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/NY, 0.558%, 04/28/17	2,602,343	0.2

See Accompanying Notes to Financial Statements

101

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Financial (continued)
	3,500,000		Ford Motor Credit Co. LLC, 0.675%, 11/08/16	$3,500,367	0.4
	5,000,000		Ford Motor Credit Co. LLC, 3.984%, 06/15/16	5,285,460	0.5
	2,100,000		Ford Motor Credit Co., LLC, 12.000%, 05/15/15	2,308,104	0.2
	4,800,000	#	ICICI Bank Ltd../Dubai, 4.750%, 11/25/16	5,078,352	0.5
	1,800,000		ICICI Bank Ltd., 5.500%, 03/25/15	1,850,600	0.2
	345,000	#	International Lease Finance Corp., 6.500%, 09/01/14	348,019	0.0
	700,000	#	International Lease Finance Corp., 6.750%, 09/01/16	777,875	0.1
	2,000,000		International Lease Finance Corp., 4.875%-8.625%, 04/01/15-05/15/16	2,108,312	0.2
	1,300,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,355,610	0.1
	5,600,000		JPMorgan Chase & Co., 3.450%, 03/01/16	5,845,711	0.6
	900,000		JPMorgan Chase Bank NA, 0.560%, 06/13/16	897,216	0.1
GBP	1,400,000		LBG Capital No.2 PLC, 7.625%, 12/09/19	2,510,653	0.2
GBP	2,600,000		Llyods, 15.000%, 12/21/19	6,474,192	0.6
	3,000,000	#	Macquarie Group Ltd., 7.300%, 08/01/14	3,016,613	0.3
	500,000	#	National Bank of Canada, 2.200%, 10/19/16	516,545	0.0
	1,400,000	#	Nationwide Building Society, 6.250%, 02/25/20	1,654,787	0.2
	4,000,000	#	Principal Life Global Funding II, 1.200%, 05/19/17	4,005,028	0.4
	600,000	#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	702,000	0.1
GBP	1,600,000		Santander Issuances S.A Unipersonal, 7.300%, 07/27/19	2,779,025	0.3
	5,700,000		Navient Corp., 8.450%, 06/15/18	6,750,938	0.6

Principal Amount†				Value	Percentage of Net Assets
	400,000	#	Turkiye Garanti Bankasi AS, 2.728%, 04/20/16	$397,000	0.0
	12,200,000		Other Securities	13,879,872	1.3
				120,016,869	11.5
			Health Care: 0.5%
	5,478,319		CHS/Community Health Systems, Inc., 3.970%, 01/25/17	5,497,992	0.5
			Industrial: 0.2%
	1,300,000	#	Asciano Finance Ltd., 5.000%, 04/07/18	1,416,596	0.1
JPY	100,000,000		Other Securities	977,523	0.1
				2,394,119	0.2
			Technology: 0.1%
	1,300,000		Other Securities	1,314,771	0.1
			Utilities: 0.0%
JPY	7,000,000		Other Securities	69,042	0.0
			Total Corporate Bonds/Notes (Cost $140,448,677)	145,194,144	13.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.8%
EUR	1,097,527	#	Arran Residential Mortgages Funding PLC, 1.728%, 05/16/47	1,520,440	0.2
	172,176	#	BCAP, LLC Trust, 5.208%, 03/26/37	170,610	0.0
	1,473,757	#	BCRR Trust, 5.858%, 07/17/40	1,565,451	0.2
	96,315		Bear Stearns Commercial Mortgage Securities, 5.331%, 02/11/44	104,074	0.0
	2,912,484		Bear Stearns Adjustable Rate Mortgage Trust, 2.528%-5.389%, 09/25/34-02/25/36	2,903,528	0.3
	877,774		Bear Stearns Alternative-A Trust, 2.583%-2.790%, 05/25/35-11/25/36	716,166	0.1
	644,536		Bear Stearns Structured Products, Inc., 2.096%-2.488%, 01/26/36-12/26/46	500,423	0.0

See Accompanying Notes to Financial Statements

102

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
2,404,270		Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	$2,466,878	0.3
310,682		Citigroup Mortgage Loan Trust, Inc., 2.610%, 08/25/35	307,849	0.0
6,375,211		Countrywide Home Loan Mortgage Pass-through Trust, 0.352%, 04/25/46	5,594,318	0.5
405,682	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.492%, 06/25/35	366,575	0.1
839,909		Countrywide Home Loan Mortgage Pass-through Trust, 0.472%-2.498%, 11/25/34-03/25/35	811,889	0.1
4,004,481		Credit Suisse Commercial Mortgage Trust Series 2006-C4, 5.460%, 09/15/39	4,330,346	0.4
2,300,000		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	2,535,116	0.3
276,911	#	Credit Suisse Mortgage Capital Certificates, 0.322%, 10/15/21	276,409	0.0
3,438,281		Granite Master Issuer PLC, 0.333%, 12/20/54	3,413,526	0.3
6,517,473		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%-5.440%, 05/15/47-01/15/49	7,114,140	0.7
531,219		JPMorgan Mortgage Trust, 2.663%-2.952%, 02/25/35-07/25/35	546,151	0.0
5,124,986		LB Commercial Mortgage Trust 2007-C3, 6.045%, 07/15/44	5,690,272	0.5
6,298,350		MLCC Mortgage Investors, Inc., 2.145%, 11/25/35	6,254,948	0.6
217,675		MLCC Mortgage Investors, Inc., 0.402%-1.152%, 10/25/35-11/25/35	211,035	0.0

Principal Amount†			Value	Percentage of Net Assets
82,224	#	Structured Asset Securities Corp., 2.628%, 10/28/35	$77,824	0.0
171,001	#	Wachovia Bank Commercial Mortgage Trust, 0.232%, 06/15/20	169,952	0.0
2,473,533		Washington Mutual Mortgage Pass-through Certificates, 0.462%-4.628%, 02/27/34-07/25/46	2,313,902	0.2
10,762,434		Other Securities	10,765,155	1.0
		Total Collateralized Mortgage Obligations (Cost $57,187,614)	60,726,977	5.8
MUNICIPAL BONDS: 3.3%
		California: 1.6%
3,500,000		Los Angeles Department of Airports, 6.582%, 05/15/39	4,417,105	0.4
6,000,000		Southern California Public Power Authority, 5.943%, 07/01/40	7,012,560	0.7
4,300,000		Other Securities	5,497,485	0.5
			16,927,150	1.6
		Illinois: 0.1%
700,000		Other Securities	868,658	0.1
		Nebraska: 0.1%
500,000		Other Securities	563,770	0.1
		Nevada: 0.3%
3,300,000		City of North Las Vegas NV, 6.572%, 06/01/40	2,870,967	0.2
600,000		Other Securities	812,664	0.1
			3,683,631	0.3
		New York: 0.6%
4,900,000		New York City Municipal Water Finance Authority, 5.882%-6.282%, 06/15/42-06/15/44	5,828,193	0.6
200,000		Other Securities	199,384	0.0
			6,027,577	0.6

See Accompanying Notes to Financial Statements

103

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Texas: 0.6%
	5,100,000		City of San Antonio TX, 5.808%-6.308%, 02/01/37-02/01/41	$6,030,739	0.6
			Total Municipal Bonds (Cost $29,081,418)	34,101,525	3.3
CERTIFICATES OF DEPOSIT: 0.3%
			Financial: 0.3%
	3,600,000		Credit Suisse/ New York NY, 0.641%, 12/07/15	3,604,385	0.3
			Total Certificates of Deposit (Cost $3,600,000)	3,604,385	0.3
FOREIGN GOVERNMENT BONDS: 13.9%
	300,000	#	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 09/26/16	310,875	0.0
JPY	307,000,000		Hellenic Republic Government International Bond, 5.250%, 02/01/16	2,932,478	0.3
EUR	5,100,000		Italy Buoni Poliennali Del Tesoro, 2.750%, 12/01/15	7,206,657	0.7
EUR	4,600,000		Italy Buoni Poliennali Del Tesoro, 3.000%, 11/01/15	6,509,287	0.6
EUR	9,400,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 08/01/15	13,328,281	1.3
EUR	3,500,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 07/15/15	4,995,477	0.5
EUR	20,000,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 06/01/17	30,436,122	2.9
EUR	7,700,000		Italy Buoni Poliennali Del Tesoro, 1.150%-4.750%, 06/15/15-05/15/17	10,954,134	1.0
EUR	3,000,000	Z	Italy Certificati di Credito del Tesoro, .400%, 06/30/15	4,091,543	0.4

Principal Amount†				Value	Percentage of Net Assets
EUR	400,000	Z	Italy Certificati di Credito del Tesoro, .530%, 12/31/15	$543,367	0.0
	2,700,000		Korea Development Bank, 4.375%, 08/10/15	2,809,987	0.3
	400,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	418,794	0.0
	5,300,000		Province of Ontario Canada, 1.600%-4.400%, 09/21/16-04/14/20	5,443,657	0.5
CAD	2,300,000		Province of Ontario Canada, 4.200%-5.500%, 06/02/18-06/02/20	2,396,615	0.2
EUR	11,300,000		Spain Government Bond, 3.750%, 10/31/15	16,172,570	1.5
EUR	10,100,000		Spain Government Bond, 4.000%, 07/30/15	14,381,056	1.4
EUR	9,900,000		Spain Government Bond, 3.150%-4.500%, 01/31/16-01/31/18	14,592,741	1.4
	2,900,000	#	State Bank of India/London, 4.500%, 07/27/15	2,990,184	0.3
	5,400,000		Other Securities	5,814,934	0.6
			Total Foreign Government Bonds (Cost $145,032,867)	146,328,759	13.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.2%
			Federal Home Loan Mortgage Corporation##: 11.7%
	27,100,000		0.750%, due 01/12/18	26,699,354	2.6
	8,100,000	S	1.000%, due 03/08/17	8,151,313	0.8
	27,500,000		1.000%, due 06/29/17	27,567,320	2.6
	15,100,000		1.000%, due 07/28/17	15,143,548	1.5
	12,900,000		1.000%, due 09/29/17	12,896,530	1.2
	9,800,000		1.250%, due 08/01/19	9,592,348	0.9
	6,900,000		1.250%, due 10/02/19	6,703,661	0.6
	4,000,000	W	4.500%, due 07/15/38	4,330,381	0.4
	11,288,907		0.302%-6.000%, due 05/12/17- 10/25/44	12,200,128	1.1
				123,284,583	11.7

See Accompanying Notes to Financial Statements

104

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association##: 22.1%
15,300,000		0.875%, due 08/28/17	$15,201,682	1.4
1,600,000	S	1.125%, due 04/27/17	1,608,275	0.2
3,000,000	S	1.250%, due 01/30/17	3,037,929	0.3
900,000	^	2.310%, due 08/01/22	863,850	0.1
5,200,000		2.790%, due 07/01/22	5,255,739	0.5
4,999,997		3.000%, due 06/01/28	5,203,426	0.5
47,000,000	W	3.500%, due 02/25/26	49,827,346	4.7
4,489,451		4.500%, due 05/01/39	4,896,526	0.5
29,000,000	W	4.500%, due 08/01/44	31,343,795	3.0
22,000,000	W	5.000%, due 07/01/37	24,433,757	2.3
4,000,000	W	6.000%, due 07/25/38	4,506,250	0.4
79,215,899	W	0.212%-6.500%, due 12/01/16- 10/01/44	85,446,974	8.2
			231,625,549	22.1
		Government National Mortgage Association: 1.4%
9,000,000	W	3.000%, due 11/15/41	9,351,562	0.9
5,082,693		0.552%-5.000%, due 03/16/32- 09/15/40	5,588,758	0.5
			14,940,320	1.4
		Total U.S. Government Agency Obligations (Cost $367,450,471)	369,850,452	35.2
ASSET-BACKED SECURITIES: 2.7%
		Home Equity Asset-Backed Securities: 1.4%
10,100,000		Accredited Mortgage Loan Trust 2006-1, 0.430%, 04/25/36	8,435,066	0.8
3,072,314		Citigroup Mortgage Loan Trust 2007-AHL1, 0.292%, 12/25/36	2,728,617	0.3
3,845,834		Other Securities	3,435,903	0.3
			14,599,586	1.4

Principal Amount†			Value	Percentage of Net Assets
		Other Asset-Backed Securities: 1.3%
2,989,605	#	Hillmark Funding, 0.477%, 05/21/21	$2,946,761	0.3
4,450,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.412%, 05/25/37	3,407,623	0.3
7,389,780		Other Securities	7,048,033	0.7
			13,402,417	1.3
		Total Asset-Backed Securities (Cost $26,380,852)	28,002,003	2.7
U.S. TREASURY OBLIGATIONS: 9.0%
		Treasury Inflation Indexed Protected Securities: 9.0%
5,551,432		0.125%, due 01/15/22	5,588,948	0.5
5,773,096		0.125%, due 07/15/22	5,811,435	0.5
7,086,852		0.125%, due 01/15/23	7,061,935	0.7
9,957,094		0.625%, due 01/15/24	10,313,757	1.0
12,029,625		1.125%, due 01/15/21	13,032,872	1.2
2,717,650	S	1.250%, due 07/15/20	2,979,118	0.3
5,972,250		2.000%, due 01/15/26	7,033,489	0.7
16,601,640		2.375%, due 01/15/25	20,111,326	1.9
7,876,386		2.375%, due 01/15/27	9,661,498	0.9
5,521,000		2.500%, due 01/15/29	6,960,772	0.7
5,736,957		0.375%-1.750%, due 07/15/21- 01/15/28	6,008,300	0.6
		Total U.S. Treasury Obligations (Cost $93,804,730)	94,563,450	9.0
PREFERRED STOCK: 0.4%
		Financials: 0.4%
3,400	@	Wells Fargo & Co.	4,127,600	0.4
		Total Preferred Stock (Cost $2,195,020)	4,127,600	0.4
		Total Long-Term Investments (Cost $865,181,649)	886,499,295	84.4

See Accompanying Notes to Financial Statements

105

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 27.4%
		U.S. Government Agency Obligations: 27.2%
4,700,000	Z	Fannie Mae Discount Notes, 0.030%, 09/10/14	$4,699,723	0.4
8,200,000	Z	Fannie Mae Discount Notes, 0.030%, 09/22/14	8,199,434	0.8
8,500,000	Z	Fannie Mae Discount Notes, 0.030%, 09/24/14	8,499,396	0.8
4,400,000	Z	Fannie Mae Discount Notes, 0.030%, 09/08/14	4,399,745	0.4
12,400,000	Z	Fannie Mae Discount Notes, 0.040%, 10/01/14	12,398,735	1.2
5,900,000	Z	Fannie Mae Discount Notes, 0.040%, 10/14/14	5,899,310	0.6
4,500,000	Z	Fannie Mae Discount Notes, 0.040%, 10/06/14	4,499,514	0.4
5,300,000	Z	Federal Home Loan Bank Discount Notes, 0.020%, 07/30/14	5,299,917	0.5
5,100,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 07/17/14	5,099,930	0.5
5,200,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 07/18/14	5,199,923	0.5
6,600,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 08/01/14	6,599,827	0.6
1,300,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 08/15/14	1,299,951	0.1
1,300,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 08/20/14	1,299,948	0.1
300,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 09/10/14	299,982	0.0
12,900,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 09/26/14	12,899,058	1.3
6,500,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 10/01/14	6,499,337	0.6

Principal Amount†			Value	Percentage of Net Assets
48,400,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 10/10/14	$48,394,579	4.6
26,400,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 10/29/14	26,396,489	2.5
900,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 10/31/14	899,878	0.1
8,100,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 08/06/14	8,099,690	0.8
8,000,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 08/08/14	7,999,668	0.8
1,300,000	Z	Federal Home Loan Bank Discount Notes, 0.050%, 11/12/14	1,299,758	0.1
700,000	Z	Federal Home Loan Bank Discount Notes, 0.050%, 11/14/14	699,868	0.1
200,000	Z	Federal Home Loan Bank Discount Notes, 0.050%, 11/28/14	199,959	0.0
7,500,000	Z	Freddie Mac Discount Notes, 0.030%, 09/12/14	7,499,542	0.7
2,300,000	Z	Freddie Mac Discount Notes, 0.040%, 10/29/14	2,299,694	0.2
2,600,000	Z	Freddie Mac Discount Notes, 0.050%, 11/21/14	2,599,483	0.3
3,300,000	Z	Freddie Mac Discount Notes, 0.070%, 01/08/15	3,298,776	0.3
73,400,000	Z	Freddie Mac Discount Notes, 0.090%, 03/17/15	73,352,437	7.0
9,700,000	Z	Freddie Mac Discount Notes, 0.110%, 06/09/15	9,689,834	0.9
			285,823,385	27.2
		U.S. Treasury Bills: 0.0%
100,000	S	United States Treasury Bill, 0.010%, 07/17/14	100,000	0.0
146,000	S	United States Treasury Bill, 0.030%, 10/30/14	145,983	0.0
			245,983	0.0

See Accompanying Notes to Financial Statements

106

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1): 0.1%
887,627	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $887,630, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $905,379, due 07/15/14-04/20/64) (Cost $887,627)	$887,627	0.1
	Certificates of Deposit: 0.1%
700,000	Credit Suisse/ New York NY, 0.462%, 03/17/15 (Cost $700,000)	700,019	0.1
	Total Short-Term Investments (Cost $287,629,119)	287,657,014	27.4
	Total Investments in Securities (Cost $1,152,810,768)	$1,174,156,309	111.8
	Liabilities in Excess of Other Assets	(124,237,167)	(11.8)
	Net Assets	$1,049,919,142	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security has been identified by the Portfolio to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

L  Loaned security, a portion or all of the security is on loan at June 30, 2014.

X  Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

CAD  Canadian Dollar

EUR  EU Euro

GBP  British Pound

JPY  Japanese Yen

Cost for federal income tax purposes is $1,152,847,842.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$25,006,231
Gross Unrealized Depreciation	(3,697,764)
Net Unrealized Appreciation	$21,308,467

See Accompanying Notes to Financial Statements

107

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Preferred Stock	$4,127,600	$—	$—	$4,127,600
Corporate Bonds/Notes	—	145,194,144	—	145,194,144
Collateralized Mortgage Obligations	—	60,726,977	—	60,726,977
Municipal Bonds	—	34,101,525	—	34,101,525
Short-Term Investments	—	287,657,014	—	287,657,014
Asset-Backed Securities	—	28,002,003	—	28,002,003
U.S. Treasury Obligations	—	94,563,450	—	94,563,450
U.S. Government Agency Obligations	—	369,850,452	—	369,850,452
Foreign Government Bonds	—	146,328,759	—	146,328,759
Certificates of Deposit	—	3,604,385	—	3,604,385
Total Investments, at fair value	$4,127,600	$1,170,028,709	$—	$1,174,156,309
Other Financial Instruments+
Centrally Cleared Swaps	—	2,598,492	—	2,598,492
Forward Foreign Currency Contracts	—	198,420	—	198,420
Futures	1,385,400	—	—	1,385,400
OTC Swaps	—	1,804,885	—	1,804,885
Total Assets	$5,513,000	$1,174,630,506	$—	$1,180,143,506
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(959,749)	$—	$(959,749)
Forward Foreign Currency Contracts	—	(1,781,586)	—	(1,781,586)
Futures	(359,798)	—	—	(359,798)
OTC Swaps	—	(48,758)	—	(48,758)
Written Options	—	(239,606)	—	(239,606)
Total Liabilities	$(359,798)	$(3,029,699)	$—	$(3,389,497)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the VY PIMCO Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	2,553,000	Buy	07/02/14	$3,461,357	$3,495,823	$34,466
BNP Paribas Bank	Brazilian Real	674,025	Buy	07/02/14	300,000	305,058	5,058
Citigroup, Inc.	EU Euro	1,849,000	Buy	07/02/14	2,505,000	2,531,837	26,837
Deutsche Bank AG	EU Euro	3,875,000	Buy	07/02/14	5,254,500	5,306,039	51,539
Goldman Sachs & Co.	Mexican Peso	20,635,040	Buy	09/23/14	1,579,595	1,581,420	1,825
Goldman Sachs & Co.	Mexican Peso	48,168,920	Buy	08/25/14	3,656,779	3,698,652	41,873
Goldman Sachs & Co.	Mexican Peso	32,413,080	Buy	09/23/14	2,485,380	2,484,060	(1,320)
JPMorgan Chase & Co.	Brazilian Real	1,365,933	Buy	07/02/14	610,200	618,209	8,009
UBS AG	Brazilian Real	629,160	Buy	07/02/14	280,000	284,752	4,752
UBS AG	Brazilian Real	1,303,185	Buy	08/04/14	576,503	583,823	7,320
							$180,359
Barclays Bank PLC	Japanese Yen	57,900,000	Sell	07/02/14	567,773	571,541	(3,768)
Barclays Bank PLC	EU Euro	4,694,000	Sell	07/02/14	6,404,516	6,427,495	(22,979)
Barclays Bank PLC	EU Euro	1,136,000	Sell	07/02/14	1,546,924	1,555,525	(8,601)
Barclays Bank PLC	British Pound	9,746,000	Sell	09/11/14	16,358,749	16,669,556	(310,807)
Barclays Bank PLC	EU Euro	2,553,000	Sell	06/15/15	3,468,531	3,502,259	(33,728)
Barclays Bank PLC	EU Euro	3,051,000	Sell	06/27/16	4,195,278	4,216,477	(21,199)
BNP Paribas Bank	EU Euro	100,000	Sell	07/01/14	126,500	136,930	(10,430)
BNP Paribas Bank	EU Euro	100,000	Sell	08/01/14	126,560	136,947	(10,387)
BNP Paribas Bank	EU Euro	1,566,000	Sell	07/02/14	2,117,312	2,144,324	(27,012)
BNP Paribas Bank	EU Euro	1,283,000	Sell	07/02/14	1,739,343	1,756,813	(17,470)

See Accompanying Notes to Financial Statements

108

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
BNP Paribas Bank	EU Euro	3,137,000	Sell	07/02/14	$4,273,350	$4,295,495	$(22,145)
BNP Paribas Bank	EU Euro	1,849,000	Sell	06/15/15	2,507,595	2,536,497	(28,902)
Citigroup, Inc.	EU Euro	602,000	Sell	07/02/14	814,510	824,319	(9,809)
Citigroup, Inc.	EU Euro	21,489,000	Sell	07/02/14	29,332,704	29,424,894	(92,190)
Citigroup, Inc.	Canadian Dollar	4,565,000	Sell	09/18/14	4,192,751	4,269,772	(77,021)
Deutsche Bank AG	EU Euro	3,875,000	Sell	06/13/16	5,305,650	5,354,376	(48,726)
Goldman Sachs & Co.	EU Euro	616,000	Sell	07/02/14	835,763	843,489	(7,726)
Goldman Sachs & Co.	EU Euro	65,467,000	Sell	07/02/14	89,660,723	89,643,982	16,741
JPMorgan Chase & Co.	EU Euro	622,000	Sell	07/02/14	841,781	851,704	(9,923)
JPMorgan Chase & Co.	Japanese Yen	1,330,400,000	Sell	07/02/14	13,062,347	13,132,620	(70,273)
JPMorgan Chase & Co.	Japanese Yen	1,388,300,000	Sell	08/05/14	13,673,037	13,707,893	(34,856)
JPMorgan Chase & Co.	EU Euro	89,998,000	Sell	08/05/14	122,366,951	123,251,277	(884,326)
JPMorgan Chase & Co.	Brazilian Real	1,365,933	Sell	08/04/14	604,649	611,934	(7,285)
UBS AG	Brazilian Real	1,303,185	Sell	07/02/14	581,779	589,810	(8,031)
UBS AG	EU Euro	714,000	Sell	07/02/14	976,459	977,680	(1,221)
UBS AG	Brazilian Real	1,365,933	Sell	07/02/14	606,758	618,209	(11,451)
							$(1,763,525)

VY PIMCO Bond Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	28	06/13/16	$9,556,347	$2,494
3-Month Euro Euribor	28	09/19/16	9,550,116	2,442
3-Month Euro Euribor	28	12/19/16	9,543,886	2,702
3-Month Euro Euribor	28	03/13/17	9,537,656	4,087
90-Day Eurodollar	884	09/14/15	219,430,900	451,418
90-Day Eurodollar	1,502	12/14/15	371,989,075	81,020
90-Day Eurodollar	584	03/14/16	144,284,500	13,652
90-Day Eurodollar	210	06/13/16	51,744,000	32,973
90-Day Eurodollar	245	09/19/16	60,199,562	207,944
90-Day Eurodollar	120	12/19/16	29,407,500	35,345
90-Day Eurodollar	120	03/13/17	29,344,500	39,886
U.S. Treasury 10-Year Note	1,735	09/19/14	217,173,212	(212,989)
U.S. Treasury 5-Year Note	1,292	09/30/14	154,343,534	(146,809)
U.S. Treasury Long Bond	355	09/19/14	48,701,563	511,437
			$1,364,806,351	$1,025,602

VY PIMCO Bond Portfolio Centrally Cleared Credit Default Swaps Outstanding on June 30, 2014

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.IG.22 Index	Sell	1.000	06/20/19	USD	5,800,000	$114,475	$27,590
CDX.IG.22 Index	Sell	1.000	06/20/19	USD	1,700,000	33,553	8,416
Markit iTraxx Europe Series 21	Sell	1.000	06/20/19	EUR	16,400,000	413,222	190,809
Markit iTraxx Europe Series 22	Sell	1.000	06/20/19	EUR	14,650,000	369,129	184,717
						$930,379	$411,532

See Accompanying Notes to Financial Statements

109

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

VY PIMCO Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2014:

Credit Default Swaps on Credit Indices — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,000,000	$103,980	$125,522	$(21,542)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	18,716	22,141	(3,425)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	4,159	4,686	(527)
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	116,458	130,494	(14,036)
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	62,388	68,530	(6,142)
Goldman Sachs & Co.	CDX.NA.IG.9 Index	Sell	0.548	12/20/17	USD	675,149	10,180	—	10,180
Deutsche Bank AG	CMBX.NA.AAA.4	Sell	0.350	02/17/51	USD	2,248,965	(12,510)	(59,016)	46,506
Goldman Sachs & Co.	CMBX.NA.AAA.4	Sell	0.350	02/17/51	USD	2,346,746	(13,054)	(60,155)	47,101
							$290,317	$232,202	$58,115

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/14 (%)(4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	1.000	06/20/16	0.157	USD	2,400,000	$40,194	$38,065	$2,129
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	1.000	09/20/16	0.168	USD	400,000	7,444	4,583	2,861
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	1.000	06/20/17	0.226	USD	2,300,000	52,909	48,982	3,927
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.319	USD	500,000	3,340	(1,335)	4,675
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	0.577	USD	2,500,000	20,915	(1,391)	22,306
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.319	USD	500,000	3,340	(2,668)	6,008
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	0.355	USD	1,000,000	7,958	(3,794)	11,752
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	0.577	USD	4,800,000	40,157	(4,467)	44,624
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	0.577	USD	1,100,000	9,203	(1,020)	10,223
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.319	USD	500,000	3,340	(1,247)	4,587
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	0.618	USD	500,000	4,249	(1,318)	5,567
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.319	USD	800,000	5,344	(4,129)	9,473
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.319	USD	1,600,000	10,689	(3,282)	13,971
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.355	USD	900,000	7,162	(2,180)	9,342
HSBC	Federative Republic of Brazil	Sell	1.000	03/20/16	0.524	USD	500,000	4,115	(605)	4,720
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/16	0.577	USD	3,500,000	29,281	(1,947)	31,228
UBS AG	Federative Republic of Brazil	Sell	1.000	09/20/15	0.355	USD	500,000	3,979	(1,152)	5,131
Barclays Bank PLC	General Electric Capital Corp.	Sell	1.000	06/20/16	0.246	USD	3,400,000	50,833	45,737	5,096
Barclays Bank PLC	General Electric Capital Corp.	Sell	1.000	09/20/16	0.248	USD	700,000	11,751	5,684	6,067
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	0.221	USD	1,700,000	19,661	(9,731)	29,392

See Accompanying Notes to Financial Statements

110

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/14 (%)(4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	JPMorgan Chase & Co.	Sell	1.000	09/20/16	0.283	USD	700,000	$11,204	$6,616	$4,588
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	0.149	USD	2,900,000	36,658	(30,902)	67,560
Deutsche Bank AG	Metlife Inc.	Sell	1.000	06/20/17	0.290	USD	4,100,000	86,371	82,376	3,995
UBS AG	Metlife Inc.	Sell	1.000	12/20/15	0.149	USD	1,600,000	20,225	(25,385)	45,610
Barclays Bank PLC	People's Republic of China	Sell	1.000	12/20/16	0.299	USD	1,200,000	20,867	17,116	3,751
Barclays Bank PLC	People's Republic of China	Sell	1.000	12/20/16	0.299	USD	1,100,000	19,128	18,179	949
Deutsche Bank AG	People's Republic of China	Sell	1.000	03/20/15	0.123	USD	700,000	4,475	560	3,915
Deutsche Bank AG	People's Republic of China	Sell	1.000	12/20/16	0.299	USD	1,000,000	17,389	15,514	1,875
Deutsche Bank AG	People's Republic of China	Sell	1.000	12/20/16	0.299	USD	1,000,000	17,389	15,762	1,627
UBS AG	Republic of Indonesia	Sell	1.000	09/20/16	0.653	USD	300,000	2,312	(2,050)	4,362
Barclays Bank PLC	Republic of Italy	Sell	1.000	06/20/19	0.919	USD	300,000	1,154	(1,811)	2,965
Barclays Bank PLC	Republic of Italy	Sell	1.000	06/20/19	0.919	USD	200,000	769	(1,300)	2,069
Deutsche Bank AG	Republic of Italy	Sell	1.000	06/20/19	0.919	USD	900,000	3,461	(6,279)	9,740
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	06/20/17	0.669	USD	500,000	4,879	2,776	2,103
HSBC	Republic of Italy	Sell	1.000	06/20/19	0.919	USD	800,000	3,076	(5,582)	8,658
HSBC	The Export-Import Bank of China	Sell	1.000	06/20/17	0.711	USD	500,000	4,246	(11,320)	15,566
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.035	USD	600,000	5,692	1,024	4,668
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.147	USD	1,000,000	10,539	(3,672)	14,211
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	0.200	USD	7,700,000	106,855	(14,874)	121,729
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.115	USD	200,000	1,290	(643)	1,933
HSBC	United Mexican States	Sell	1.000	09/20/16	0.230	USD	100,000	1,723	395	1,328
HSBC	United Mexican States	Sell	1.000	12/20/16	0.262	USD	100,000	1,832	779	1,053
JPMorgan Chase & Co.	United Mexican States	Sell	1.000	09/20/16	0.230	USD	200,000	3,446	824	2,622
JPMorgan Chase & Co.	United Mexican States	Sell	1.000	12/20/16	0.262	USD	1,100,000	20,147	11,907	8,240
UBS AG	United States Treasury Note	Sell	0.250	09/20/15	0.063	EUR	5,000,000	15,826	(15,347)	31,173
								$756,817	$157,448	$599,369

(1)  If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

111

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

(4)  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

VY PIMCO Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2014:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 3-month USB-LIBOR-BBA	03/18/16	USD	101,600,000	$878,941	$119,779
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 3-month USB-LIBOR-BBA	12/16/16	USD	3,700,000	6,812	4,568
Receive a fixed rate equal to 1.750% and pay a floating rate based on the 3-month USB-LIBOR-BBA	06/15/17	USD	156,400,000	(66,098)	(70,297)
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USB-LIBOR-BBA	09/21/17	USD	101,600,000	960,656	300,083
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 3-month USB-LIBOR-BBA	10/15/17	USD	80,500,000	(686,637)	(591,755)
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USB-LIBOR-BBA	06/09/24	USD	2,000,000	28,046	(4,651)
Receive a floating rate based on the 3-month USB-LIBOR-BBA and pay a fixed rate equal to 2.750%	06/18/24	USD	6,500,000	(81,026)	(81,026)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%	06/19/43	USD	52,300,000	5,675,502	1,762,530
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500%	12/18/43	USD	2,800,000	(107,230)	(212,020)
				$6,608,966	$1,227,211

VY PIMCO Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2014:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN	111,000,000	$318,021	$22,377	$295,644
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	600,000	1,045	(226)	1,271
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	26,000,000	76,361	(10,692)	87,053
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	06/05/23	MXN	100,000	31	(158)	189
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	5,700,000	47,441	—	47,441
Receive a fixed rate equal to 5.700% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	01/18/19	MXN	19,000,000	57,103	(7,246)	64,349
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	06/05/23	MXN	100,000	(115)	(163)	48
Receive a fixed rate equal to 5.700% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Goldman Sachs & Co.	01/18/19	MXN	5,000,000	15,027	(1,331)	16,358
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Goldman Sachs & Co.	06/05/23	MXN	200,000	(231)	(437)	206
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN	16,100,000	46,127	2,970	43,157

See Accompanying Notes to Financial Statements

112

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	2,000,000	$3,483	$(833)	$4,316
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	13,000,000	38,181	(2,970)	41,151
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/11/18	MXN	32,000,000	42,671	(40,695)	83,366
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/02/22	MXN	4,300,000	(7,882)	(6,761)	(1,121)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/05/23	MXN	100,000	(115)	(119)	4
Receive a fixed rate equal to 5.700% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: JPMorgan Chase & Co.	01/18/19	MXN	5,000,000	15,027	(1,562)	16,589
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: JPMorgan Chase & Co.	06/05/23	MXN	200,000	61	(443)	504
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	6,000,000	17,197	1,516	15,681
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN	9,000,000	26,433	(3,310)	29,743
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/11/18	MXN	21,000,000	27,978	(27,121)	55,099
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/02/22	MXN	8,100,000	(14,851)	(16,087)	1,236
				$708,993	$(93,291)	$802,284

VY PIMCO Bond Portfolio Written Swaptions Open on June 30, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	1.860%	09/02/14	USD	11,400,000	$167,580	$(43,024)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.400%	07/28/14	USD	9,000,000	56,482	(42)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.030%	09/02/14	USD	26,000,000	452,975	(30,336)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.550%	07/28/14	USD	7,900,000	20,343	(3,088)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.560%	09/02/14	USD	11,400,000	20,520	(11,478)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.550%	07/28/14	USD	7,700,000	18,480	(3,009)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	2.550%	09/02/14	USD	3,500,000	14,350	(15,667)
Call OTC Swaption	Royal Bank of Scotland Group LLC	3-month USD-LIBOR-BBA	Receive	2.550%	09/02/14	USD	3,500,000	14,087	(15,667)
Call OTC Swaption	Royal Bank of Scotland Group LLC	3-month USD-LIBOR-BBA	Receive	2.690%	09/12/14	USD	19,000,000	95,000	(116,005)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	1.550%	07/28/14	USD	3,300,000	9,983	(1,290)
					Total Written Swaptions			$869,800	$(239,606)

See Accompanying Notes to Financial Statements

113

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$198,420
Credit contracts	Upfront payments paid on OTC swap agreements	668,252
Interest rate contracts	Upfront payments paid on OTC swap agreements	26,863
Credit contracts	Unrealized appreciation on OTC swap agreements	703,156
Interest rate contracts	Unrealized appreciation on OTC swap agreements	803,405
Interest rate contracts	Net Assets — Unrealized appreciation*	1,385,400
Credit contracts	Net Assets — Unrealized appreciation**	411,532
Interest rate contracts	Net Assets — Unrealized appreciation**	2,186,960
Total Asset Derivatives		$6,383,988
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,781,586
Credit contracts	Upfront payments received on OTC swap agreements	278,602
Interest rate contracts	Upfront payments received on OTC swap agreements	120,154
Credit contracts	Unrealized depreciation on OTC swap agreements	45,672
Interest rate contracts	Unrealized depreciation on OTC swap agreements	1,121
Interest rate contracts	Net Assets — Unrealized depreciation*	359,798
Interest rate contracts	Net Assets — Unrealized depreciation**	959,749
Interest rate contracts	Written options, at fair value	239,606
Total Liability Derivatives		$3,786,288

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

**  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current day's variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2014 was as follows:

Derivatives not accounted	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$827,830	$8,766	$836,595
Foreign exchange contracts	(1,846,101)	—	—	—	(1,846,101)
Interest rate contracts	—	3,695,891	(914,808)	1,547,396	4,328,479
Total	$(1,846,101)	$3,695,891	$(86,978)	$1,556,161	$3,318,974

Derivatives not accounted	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$678,302	$(2,117)	$676,185
Foreign exchange contracts	223,884	—	—	—	223,884
Interest rate contracts	—	3,021,255	(4,312,278)	339,279	(951,744)
Total	$223,884	$3,021,255	$(3,633,976)	$337,162	$(51,675)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

114

SUMMARY PORTFOLIO OF INVESTMENTS
VY Pimco Bond Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	Royal Bank of Scotland Group PLC	UBS AG	Totals
Assets:
Forward foreign currency contracts	$34,466	$5,058	$26,837	$51,539	$60,439	$—	$8,009	$—	$—	$12,072	$198,420
Credit default swap agreements	232,737	—	205,507	270,045	32,499	183,926	23,593	82,049	—	42,342	1,072,698
Interest rate swap agreements	395,458	—	47,441	57,103	15,027	130,462	15,088	71,608	—	—	732,187
Total Assets	$662,661	$5,058	$279,785	$378,687	$107,965	$314,388	$46,690	$153,657	$—	$54,414	$2,003,305
Liabilities:
Forward foreign currency contracts	$401,082	$116,346	$179,020	$48,726	$9,046	$—	$1,006,663	$—	$—	$20,703	$1,781,586
Credit default swap agreements	—		—	12,510	13,054	—	—	—	—	—	25,564
Interest rate swap agreements	—	—	—	115	231	7,997	—	14,851	—	—	23,194
Written options	—	—	—	—	—	—	57,590	18,718	163,298	—	239,606
Total Liabilities	$401,082	$116,346	$179,020	$61,351	$22,331	$7,997	$1,064,253	$33,569	$163,298	$20,703	$2,069,950
Net OTC derivative instruments by counterparty, at fair value	$261,579	$(111,288)	$100,765	$317,336	$85,634	$306,391	$(1,017,563)	$120,088	$(163,298)	$33,711	$(66,645)
Total collateral pledged by Portfolio/ (Received from counterparty)	$(570,000)	$—	$(198,000)	$(260,000)	$(660,000)	$(260,000)	$—	$(150,000)	$(105,000)	$(60,000)	$(2,263,000)
Net Exposure(1)	$(308,421)	$(111,288)	$(97,235)	$57,336	$(574,366)	$46,391	$(1,017,563)	$(29,912)	$(268,298)	$(26,289)	$(2,329,645)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

115

VY Pioneer High Yield Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Investment Type Allocation
as of June 30, 2014
(as a percentage of net assets)

Corporate Bonds/Notes	83.0%
Common Stock	7.6%
Preferred Stock	4.6%
Collateralized Mortgage Obligations	0.8%
Warrants	0.0%
Assets in Excess of Other Liabilities*	4.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 83.0%
		Basic Materials: 3.3%
360,000	#	Cascades, Inc., 5.500%, 07/15/22	$360,450	0.3
350,000	#	Eldorado Gold Corp., 6.125%, 12/15/20	355,250	0.3
210,000	#	First Quantum Minerals Ltd., 7.250%, 05/15/22	219,450	0.2
370,000	#	IAMGOLD Corp., 6.750%, 10/01/20	344,100	0.2
200,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	205,500	0.1
350,000	#,±	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	154,000	0.1
80,000	#	Prince Mineral Holding Corp., 12.000%, 12/15/19	90,600	0.1
120,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	126,000	0.1
2,554,000		Other Securities	2,675,125	1.9
			4,530,475	3.3
		Communications: 11.0%
200,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	205,750	0.2
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	587,812	0.4
580,000		CenturyLink, Inc., 6.450%, 06/15/21	632,200	0.5
120,000	#	CommScope, Inc., 5.000%, 06/15/21	123,000	0.1
115,000	#	CommScope, Inc., 5.500%, 06/15/24	117,444	0.1
245,000	#	Finisar Corp., 0.500%, 12/15/33	240,100	0.2

Principal Amount†			Value	Percentage of Net Assets
555,000		Frontier Communications Corp., 8.750%, 04/15/22	$646,575	0.4
445,000		Frontier Communications Corp., 8.500%-9.250%, 04/15/20-07/01/21	530,575	0.4
425,000	#	Gannett Co., Inc., 6.375%, 10/15/23	454,750	0.3
150,000	#	Lamar Media Corp., 5.375%, 01/15/24	156,000	0.1
275,000	#	Liberty Media Corp., 1.375%, 10/15/23	279,469	0.2
270,000	#	MDC Partners, Inc., 6.750%, 04/01/20	286,200	0.2
255,000	#	Mediacom Broadband LLC / Mediacom Broadband Corp., 5.500%, 04/15/21	259,144	0.2
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	92,012	0.1
200,000	#	Numericable Group SA, 6.000%, 05/15/22	208,250	0.1
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	163,200	0.1
400,000	#	Sprint Corp., 7.250%, 09/15/21	442,500	0.3
245,000	#	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 03/01/24	243,775	0.2
680,000		T-Mobile USA, Inc., 6.125%-6.633%, 04/28/20-01/15/24	735,200	0.5
220,000	#	Townsquare Radio LLC / Townsquare Radio, Inc., 9.000%, 04/01/19	244,750	0.2
59,212		Univision Communications, Inc., 4.000%, 03/01/20	59,244	0.1
665,000	#	Univision Communications, Inc., 6.875%, 05/15/19	711,550	0.5

See Accompanying Notes to Financial Statements

116

VY Pioneerhigh Yield Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Communications (continued)
635,000		WebMD Health Corp., 2.500%, 01/31/18	$670,719	0.5
315,000	#	WebMD Health Corp., 1.500%, 12/01/20	352,209	0.2
1,285,000		Windstream Corp., 6.375%-7.750%, 10/15/20-08/01/23	1,376,738	1.0
5,203,931		Other Securities	5,324,404	3.9
			15,143,570	11.0
		Consumer, Cyclical: 9.5%
192,317	#	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 11/15/22	199,049	0.1
245,000	#	Allegion US Holding Co., Inc., 5.750%, 10/01/21	259,087	0.2
440,000	#	Brookfield Residential Properties, Inc., 6.500%, 12/15/20	467,500	0.3
375,000	#	Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 01/15/22	393,750	0.3
572,000		Ford Motor Co., 4.250%, 11/15/16	1,145,787	0.8
345,000	#	Global Partners L.P./GLP Finance Corp., 6.250%, 07/15/22	346,294	0.3
390,000	#	Jarden Corp., 1.125%, 03/15/34	400,238	0.3
355,000	#	JLL/Delta Dutch Newco BV, 7.500%, 02/01/22	368,756	0.3
650,000		KB Home, 1.375%, 02/01/19	656,500	0.5
645,000		KB Home, 7.000%-7.500%, 12/15/21-09/15/22	710,175	0.5
2,600,000	X	Lear Corp. Escrow, 12/01/16	—	—
104,000	#	Lennar Corp., 2.750%, 12/15/20	198,835	0.2
715,000		Lennar Corp., 4.500%-4.750%, 06/15/19-11/15/22	721,563	0.5
580,000		Navistar International Corp., 8.250%, 11/01/21	607,550	0.4
185,000	#,&	PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.750%, 08/15/19	189,856	0.1
513,043	#,&,±	Pegasus Solutions, Inc., 13.000%, 04/15/14	482,261	0.4

Principal Amount†			Value	Percentage of Net Assets
200,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	$211,750	0.2
145,000	#	Stackpole International Intermediate Co. SA / Stackpole International Power Meta, 7.750%, 10/15/21	152,250	0.1
245,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	271,950	0.2
475,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	477,375	0.3
4,821,707		Other Securities	4,783,047	3.5
			13,043,573	9.5
		Consumer, Non-cyclical: 14.9%
710,000		Alere, Inc., 3.000%, 05/15/16	789,431	0.6
570,000		Alliance One International, Inc., 9.875%, 07/15/21	587,100	0.4
140,000	#	ARIAD Pharmaceuticals, Inc., 3.625%, 06/15/19	137,025	0.1
660,000		Auxilium Pharmaceuticals, Inc., 1.500%, 07/15/18	716,100	0.5
215,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	215,806	0.2
490,000	#	Cardtronics, Inc., 1.000%, 12/01/20	448,659	0.3
120,000	#	Carriage Services, Inc., 2.750%, 03/15/21	125,026	0.1
225,000	#	Cenveo Corp., 6.000%, 08/01/19	226,125	0.2
870,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	954,825	0.7
100,000	#	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	106,500	0.1
265,000	#	Cott Beverages, Inc., 5.375%, 07/01/22	265,994	0.2
370,000	#	Cubist Pharmaceuticals, Inc., 1.125%, 09/01/18	417,175	0.3
365,000	#	Cubist Pharmaceuticals, Inc., 1.875%, 09/01/20	417,012	0.3
200,000	#	Dole Food Co., Inc., 7.250%, 05/01/19	202,750	0.2
140,000	#	Endo Finance LLC, 5.375%, 01/15/23	140,175	0.1
315,000	#	Endo Finance LLC, 5.750%, 01/15/22	322,087	0.2
250,000	#	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	268,750	0.2
450,000		Hologic, Inc., 2.000%, 12/15/37	565,594	0.4

See Accompanying Notes to Financial Statements

117

VY Pioneer High Yield Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Consumer, Non-cyclical (continued)
250,000	#,&	Igloo Holdings Corp., 8.250%, 12/15/17	$255,156	0.2
125,000	#	Kindred Healthcare, Inc., 6.375%, 04/15/22	126,250	0.1
75,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	76,312	0.1
300,000	#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	330,000	0.2
328,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	364,080	0.3
550,000		Post Holdings, Inc., 7.375%, 02/15/22	596,750	0.4
100,000	#	Post Holdings, Inc., 6.750%, 12/01/21	106,375	0.1
935,000		Reynolds Group Issuer, Inc., 5.750%-9.875%, 05/15/18-02/15/21	1,008,794	0.7
165,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	175,725	0.1
305,000		Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	600,278	0.4
465,000	#	Sothebys, 5.250%, 10/01/22	454,538	0.3
255,000	#	Southern States Cooperative, Inc., 10.000%, 08/15/21	260,100	0.2
480,000		Theravance, Inc., 2.125%, 01/15/23	694,500	0.5
315,000	#	VPI Escrow Corp., 6.375%, 10/15/20	335,869	0.2
300,000	#	WEX, Inc., 4.750%, 02/01/23	291,750	0.2
7,635,906		Other Securities	7,929,324	5.8
			20,511,935	14.9
		Diversified: 0.4%
600,000	#	Boart Longyear Management Pty Ltd., 7.000%, 04/01/21	453,000	0.3
160,000	#	Boart Longyear Management Pty Ltd, 10.000%, 10/01/18	168,000	0.1
			621,000	0.4
		Energy: 17.1%
160,000	#	Alpha Natural Resources, Inc., 7.500%, 08/01/20	155,200	0.1
570,000		Approach Resources, Inc., 7.000%, 06/15/21	597,075	0.4

Principal Amount†			Value	Percentage of Net Assets
200,000	#	Athlon Holdings L.P. / Athlon Finance Corp., 6.000%, 05/01/22	$207,500	0.2
145,000	#	Calfrac Holdings L.P., 7.500%, 12/01/20	156,600	0.1
350,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 6.500%, 04/15/21	358,750	0.3
760,000		Chesapeake Energy Corp., 2.250%-5.375%, 06/15/21-12/15/38	782,825	0.6
760,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	702,050	0.5
210,000	#	ContourGlobal Power Holdings SA, 7.125%, 06/01/19	210,630	0.2
245,000	#	Drill Rigs Holdings, Inc., 6.500%, 10/01/17	251,737	0.2
275,000		EP Energy, LLC, 7.750%, 09/01/22	311,437	0.2
500,000		EP Energy, LLC, 9.375%, 05/01/20	575,000	0.4
280,000	#	Forum Energy Technologies, Inc., 6.250%, 10/01/21	298,200	0.2
225,000	#	FTS International, Inc., 6.250%, 05/01/22	231,187	0.2
225,000	#	Gibson Energy, Inc., 6.750%, 07/15/21	244,687	0.2
2,000	#,±	Green Field Energy Services, Inc., 13.250%, 11/15/16	180	0.0
620,000		Halcon Resources Corp., 8.875%-9.750%, 07/15/20-02/15/22	674,706	0.5
90,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 5.500%, 05/15/22	91,350	0.1
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	186,150	0.1
75,000	#	Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.750%, 04/01/22	79,313	0.1
525,000	#	Linn Energy, LLC/Linn Energy Finance Corp., 6.250%, 11/01/19	552,563	0.4
150,000	#	Murray Energy Corp., 8.625%, 06/15/21	163,125	0.1
620,000		Northern Oil and Gas, Inc., 8.000%, 06/01/20	664,950	0.5
200,000	#	Pacific Drilling SA, 5.375%, 06/01/20	197,000	0.1

See Accompanying Notes to Financial Statements

118

VY Pioneer High Yield Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
165,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	$174,075	0.1
210,000	#	Rice Energy, Inc., 6.250%, 05/01/22	215,513	0.2
415,000	#	RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21	452,350	0.3
585,000		Rosetta Resources, Inc., 5.625%, 05/01/21	604,744	0.4
240,000		Rosetta Resources, Inc., 5.875%, 06/01/22	251,100	0.2
155,000	#	Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	161,781	0.1
270,000	#	Samson Investment Co., 10.750%, 02/15/20	285,863	0.2
560,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	610,400	0.4
400,000	#	Sanjel Corp., 7.500%, 06/19/19	401,000	0.3
130,000	#	SEACOR Holdings, Inc., 3.000%, 11/15/28	128,375	0.1
505,000	#	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18	542,875	0.4
155,000	#	Talos Production LLC, 9.750%, 02/15/18	165,075	0.1
165,000	#	Ultra Petroleum Corp., 5.750%, 12/15/18	173,663	0.1
10,854,016		Other Securities	11,631,766	8.5
			23,490,795	17.1
		Financial: 5.7%
205,000	#,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	211,406	0.2
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	281,250	0.2
300,000	#	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21	323,250	0.2
365,000		Forest City Enterprises, Inc., 4.250%, 08/15/18	413,819	0.3
280,000	#	Forest City Enterprises, Inc., 3.625%, 08/15/20	295,750	0.2
205,000	#	Howard Hughes Corp./The, 6.875%, 10/01/21	220,375	0.2
575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	577,875	0.4
320,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18-06/01/22	324,350	0.3

Principal Amount†			Value	Percentage of Net Assets
275,000	#	Ocwen Financial Corp., 6.625%, 05/15/19	$284,625	0.2
550,000	#	Onex USI Aquisition Corp., 7.750%, 01/15/21	565,125	0.4
265,000	#	Outerwall, Inc., 5.875%, 06/15/21	268,312	0.2
125,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	127,500	0.1
250,000	#	Residential Reinsurance 2012 Ltd., 12.770%, 12/06/18	272,037	0.2
250,000	#	Sanders Re Ltd., 4.020%, 05/05/17	248,588	0.2
210,000	#	TMX Finance LLC / TitleMax Finance Corp., 8.500%, 09/15/18	223,650	0.2
525,000	#	USB Realty Corp., 1.374%, 12/29/49	485,625	0.3
2,615,702		Other Securities	2,681,848	1.9
			7,805,385	5.7
		Industrial: 11.5%
300,000	#	Accudyne Industries Borrower / Accudyne Industries LLC, 7.750%, 12/15/20	322,500	0.2
150,000	#	Aguila 3 SA, 7.875%, 01/31/18	158,344	0.1
245,000	#	Albany Molecular Research, Inc., 2.250%, 11/15/18	352,187	0.3
205,000	#,&	American Energy - Utica LLC, 3.500%, 03/01/21	222,425	0.2
345,000	#	Amsted Industries, Inc., 5.000%, 03/15/22	346,294	0.3
416,701	#,&	ARD Finance SA, 11.125%, 06/01/18	441,099	0.3
350,000	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	362,250	0.3
35,294	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	36,706	0.0
250,000	#	Aviation Capital Group Corp., 6.750%, 04/06/21	283,344	0.2
350,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	340,375	0.2
85,000	#	Belden, Inc., 5.250%, 07/15/24	86,062	0.1
195,000	#	Belden, Inc., 5.500%, 09/01/22	202,800	0.1

See Accompanying Notes to Financial Statements

119

VY Pioneer High Yield Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Industrial (continued)
50,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	$51,375	0.0
225,000	#	BioScrip, Inc., 8.875%, 02/15/21	235,406	0.2
200,000	#	Bombardier, Inc., 4.750%, 04/15/19	203,750	0.2
400,000	#	Bombardier, Inc., 6.000%, 10/15/22	410,500	0.3
165,000	#	Bombardier, Inc., 6.125%, 01/15/23	170,775	0.1
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	145,800	0.1
205,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	230,369	0.2
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	712,800	0.5
100,000	#	Darling Escrow Corp., 5.375%, 01/15/22	104,125	0.1
496,000	#	Emergent Biosolutions, Inc., 2.875%, 01/15/21	519,870	0.4
300,000	#	Exopack Holding Corp., 10.000%, 06/01/18	323,250	0.2
270,000	#	Florida East Coast Holdings Corp., 6.750%, 05/01/19	285,862	0.2
744,000		General Cable Corp., 4.500%, 11/15/29	739,350	0.5
175,000	#	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	185,063	0.1
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	346,425	0.3
150,000	#	JMC Steel Group, 8.250%, 03/15/18	153,750	0.1
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	178,125	0.1
190,000	#	Mcron Finance Sub, LLC / Mcron Finance Corp., 8.375%, 05/15/19	209,000	0.2
575,000	#	NANA Development Corp., 9.500%, 03/15/19	563,500	0.4
275,000	#	North Atlantic Drilling Ltd., 6.250%, 02/01/19	272,250	0.2
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	334,994	0.2

Principal Amount†			Value	Percentage of Net Assets
400,000	#	Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21	$406,000	0.3
400,000	#	Rexel SA, 5.250%, 06/15/20	418,000	0.3
190,000	#	SunPower Corp., 0.875%, 06/01/21	223,369	0.2
200,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	204,000	0.1
125,000	#	Triumph Group, Inc., 5.250%, 06/01/22	125,781	0.1
550,000	#	Viasystems, Inc., 7.875%, 05/01/19	584,375	0.4
100,000	#	Videotron Ltd., 5.375%, 06/15/24	102,750	0.1
545,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	529,672	0.4
3,556,340		Other Securities	3,648,330	2.7
			15,773,002	11.5
		Materials: 0.7%
610,000		Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 04/01/21	619,150	0.5
325,000	#	Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 10/01/22	331,500	0.2
			950,650	0.7
		Technology: 7.3%
210,000	#	ACI Worldwide, Inc., 6.375%, 08/15/20	221,550	0.2
200,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	216,000	0.2
125,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	137,812	0.1
210,000		Advanced Micro Devices, Inc., 7.500%, 08/15/22	227,587	0.2
160,000	#	Advanced Micro Devices, Inc., 7.000%, 07/01/24	163,800	0.1
260,000	#,Z	Akamai Technologies, Inc., 0.000%, 02/15/19	265,689	0.2
150,000	#	Audatex North America, Inc., 6.000%, 06/15/21	160,875	0.1
115,000	#	Cepheid, Inc., 1.250%, 02/01/21	119,169	0.1
160,000	#	Citrix Systems, Inc., 0.500%, 04/15/19	169,600	0.1
190,000	#	Emulex Corp., 1.750%, 11/15/18	175,156	0.1

See Accompanying Notes to Financial Statements

120

VY Pioneer High Yield Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Technology (continued)
375,000	#	Entegris, Inc., 6.000%, 04/01/22	$388,125	0.3
75,000	#	First Data Corp., 7.375%, 06/15/19	80,719	0.1
510,000		j2 Global, Inc., 8.000%, 08/01/20	554,625	0.4
571,000		Lam Research Corp., 1.250%, 05/15/18	782,984	0.6
450,000		Mentor Graphics Corp., 4.000%, 04/01/31	553,219	0.4
150,000	#	Micron Technology, Inc., 5.875%, 02/15/22	161,250	0.1
160,000	#	NCR Escrow Corp., 6.375%, 12/15/23	174,400	0.1
290,000		Novellus Systems, Inc., 2.625%, 05/15/41	588,337	0.4
1,020,000		Nuance Communications, Inc., 2.750%, 11/01/31	1,023,825	0.7
606,000		ON Semiconductor Corp., 2.625%, 12/15/26	713,944	0.5
135,000	#	SanDisk Corp., 0.500%, 10/15/20	170,522	0.1
595,000	#	Seagate HDD Cayman, 4.750%, 06/01/23	602,437	0.5
700,000	#	Seagate HDD Cayman, 4.750%, 01/01/25	698,250	0.5
255,000	#,Z	ServiceNow, Inc., 0.000%, 11/01/18	281,138	0.2
1,325,542		Other Securities	1,354,362	1.0
			9,985,375	7.3
		Telecommunication Services: —%
1,445,000	X	Millicom International Cellular S.A. Escrow, 11/15/26	—	—
		Utilities: 1.6%
265,000	#	Advanced Micro Devices, Inc., 6.750%, 03/01/19	283,219	0.2
605,000		AES Corp., 4.875%- 5.500%, 05/15/23- 03/15/24	605,225	0.5
150,000	#	NRG Energy, Inc., 6.250%, 07/15/22	160,125	0.1
550,000	#	NRG Energy, Inc., 6.250%, 05/01/24	575,437	0.4
475,000		NRG Energy, Inc., 7.625%-7.875%, 01/15/18-05/15/21	538,313	0.4
484		Other Securities	529	0.0
			2,162,848	1.6
		Total Corporate Bonds/Notes (Cost $107,020,609)	114,018,608	83.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.8%
33,796	#	Extended Stay America Trust, 7.625%, 12/05/19	$34,384	0.0
1,000,000	#	Timberstar Trust, 7.530%, 10/15/36	1,064,702	0.8
		Total Collateralized Mortgage Obligations (Cost $1,043,210)	1,099,086	0.8

Shares			Value	Percentage of Net Assets
COMMON STOCK: 7.6%
		Consumer Discretionary: 0.8%
27,013		D.R. Horton, Inc.	$663,979	0.5
7,378		Other Securities	416,816	0.3
			1,080,795	0.8
		Consumer Staples: 0.2%
2,706		Other Securities	200,136	0.2
		Energy: 0.4%
2,881	@	Halcon Resources Corp.	21,003	0.0
17,831		Other Securities	574,863	0.4
			595,866	0.4
		Financials: 0.5%
36,897	@	Forest City Enterprises, Inc.	733,143	0.5
1,476	#	Perseus Holding Corp.	2,214	0.0
			735,357	0.5
		Health Care: 2.2%
1,400		Alere, Inc.	52,388	0.1
6,148		Thermo Fisher Scientific, Inc.	725,464	0.5
38,691		Other Securities	2,189,171	1.6
			2,967,023	2.2
		Industrials: 1.2%
69,416		Other Securities	1,702,899	1.2
		Information Technology: 0.7%
21	X	Magnachip Semiconductors S.A.	—	—
24,279		Other Securities	960,246	0.7
			960,246	0.7
		Materials: 1.4%
16,600		Freeport-McMoRan Copper & Gold, Inc.	605,900	0.5

See Accompanying Notes to Financial Statements

121

VY Pioneer High Yield Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Materials (continued)
6,664	@	LyondellBasell Industries NV - Class A	$650,740	0.5
101,728		Other Securities	594,630	0.4
			1,851,270	1.4
		Telecommunication Services: 0.2%
28,800		Other Securities	286,848	0.2
		Total Common Stock (Cost $6,306,438)	10,380,440	7.6
PREFERRED STOCK: 4.6%
		Consumer Discretionary: 0.5%
7,900		Sealy Corp.	626,075	0.5
		Consumer Staples: 0.2%
2,600	#	Post Holdings, Inc.	265,038	0.2
		Energy: 1.1%
285		Halcon Resources Corp.	345,848	0.3
1,400	#	Penn Virginia Corp.	167,454	0.1
20,716		Other Securities	979,866	0.7
			1,493,168	1.1
		Financials: 1.6%
325	#,P	Ally Financial, Inc.	327,448	0.2
26,000	P	Citigroup, Inc.	718,874	0.5
775	#	Perseus Holding Corp.	63,550	0.1
36,100		Other Securities	1,094,355	0.8
			2,204,227	1.6
		Health Care: 0.8%
3,611		Alere, Inc.	1,162,489	0.8
		Industrials: 0.2%
267		Other Securities	293,733	0.2
		Utilities: 0.2%
12,000		Other Securities	294,360	0.2
		Total Preferred Stock (Cost $5,799,937)	6,339,090	4.6
WARRANTS: 0.0%
		Consumer Discretionary: 0.0%
197		Other Securities	17,596	0.0
		Energy: 0.0%
75	#	Green Field Energy Services, Inc.	75	0.0
		Industrials: 0.0%
3,612,760		Other Securities	57,790	0.0

Shares			Value	Percentage of Net Assets
		Information Technology: —%
840	X	Magnachip Semiconductors S.A.	$—	—
		Total Warrants (Cost $273,612)	75,461	0.0
		Total Long-Term Investments (Cost $120,443,806)	131,912,685	96.0
SHORT-TERM INVESTMENTS: 3.4%
		Mutual Funds: 3.4%
4,689,892		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $4,689,892)	4,689,892	3.4
		Total Short-Term Investments (Cost $4,689,892)	4,689,892	3.4
		Total Investments in Securities (Cost $125,133,698)	$136,602,577	99.4
		Assets in Excess of Other Liabilities	766,974	0.6
		Net Assets	$137,369,551	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2014.

#  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  Non-income producing security

&  Payment-in-kind

P  Preferred Stock may be called prior to convertible date.

±  Defaulted security

X  Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $125,776,472.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$12,725,965
Gross Unrealized Depreciation	(1,899,860)
Net Unrealized Appreciation	$10,826,105

See Accompanying Notes to Financial Statements

122

VY Pioneer High Yield Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$953,535	$127,260	$—	$1,080,795
Consumer Staples	200,136	—	—	200,136
Energy	595,866	—	—	595,866
Financials	733,143	—	2,214	735,357
Health Care	2,967,023	—	—	2,967,023
Industrials	1,567,214	—	135,685	1,702,899
Information Technology	960,246	—	—	960,246
Materials	1,851,270	—	—	1,851,270
Telecommunication Services	286,848	—	—	286,848
Total Common Stock	10,115,281	127,260	137,899	10,380,440
Preferred Stock	2,725,991	3,255,816	357,283	6,339,090
Warrants	17,596	57,790	75	75,461
Corporate Bonds/Notes	—	113,536,167	482,441	114,018,608
Collateralized Mortgage Obligations	—	1,099,086	—	1,099,086
Short-Term Investments	4,689,892	—	—	4,689,892
Total Investments, at fair value	$17,548,760	$118,076,119	$977,698	$136,602,577

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

123

VY T. Rowe Price Diversified	SUMMARY PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification

as of June 30, 2014

(as a percentage of net assets)

Consumer Discretionary	23.4%
Industrials	18.3%
Information Technology	16.6%
Health Care	15.5%
Financials	6.3%
Materials	5.8%
Energy	5.8%
Consumer Staples	5.6%
Telecommunication Services	1.9%
Utilities	0.6%
Assets in Excess of Other Liabilities*	0.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 23.4%
12,700	@	Autozone, Inc.	$6,810,248	0.8
141,000	@	Carmax, Inc.	7,333,410	0.9
9,800		Chipotle Mexican Grill, Inc.	5,806,598	0.7
127,729	X	Coupons.com	3,259,733	0.4
84,400	@	Delphi Automotive PLC	5,801,656	0.7
87,750		Discovery Communications, Inc. - Class C	6,369,773	0.7
118,300	@	Dollar Tree, Inc.	6,442,618	0.7
77,800		Hanesbrands, Inc.	7,658,632	0.9
81,200		L Brands, Inc.	4,763,192	0.5
70,212		Marriott International, Inc.	4,500,589	0.5
56,400		McGraw-Hill Cos., Inc.	4,682,892	0.5
168,800	@	MGM Resorts International	4,456,320	0.5
13,192	@	NetFlix, Inc.	5,812,395	0.7
40,100	@	O'Reilly Automotive, Inc.	6,039,060	0.7
111,700		Ross Stores, Inc.	7,386,721	0.9
62,200		Starwood Hotels & Resorts Worldwide, Inc.	5,027,004	0.6
48,400		Tiffany & Co.	4,852,100	0.6
72,500		Tractor Supply Co.	4,379,000	0.5
31,500		Wynn Resorts Ltd.	6,538,140	0.8
2,111,950		Other Securities(a)	92,223,947	10.8
			200,144,028	23.4
		Consumer Staples: 5.6%
74,000		Lorillard, Inc.	4,511,780	0.5
1,292,950		Other Securities(a)	43,467,769	5.1
			47,979,549	5.6
Shares			Value	Percentage of Net Assets
		Energy: 5.8%
31,600		Pioneer Natural Resources Co.	$7,261,996	0.9
70,200		Range Resources Corp.	6,103,890	0.7
512,590		Other Securities(a)	35,954,540	4.2
			49,320,426	5.8
		Financials: 6.3%
50,800		Moody's Corp.	4,453,128	0.5
1,106,033		Other Securities	49,351,991	5.8
			53,805,119	6.3
		Health Care: 15.5%
29,300	@	Actavis PLC	6,535,365	0.8
36,600	@	Alexion Pharmaceuticals, Inc.	5,718,750	0.7
85,600		AmerisourceBergen Corp.	6,219,696	0.7
95,800	@	Incyte Corp., Ltd.	5,406,952	0.6
58,700	@	Vertex Pharmaceuticals, Inc.	5,557,716	0.6
158,750		Zoetis, Inc.	5,122,863	0.6
1,577,800		Other Securities(a)	97,880,263	11.5
			132,441,605	15.5
		Industrials: 18.3%
36,200	@	Copa Holdings S.A.	5,161,034	0.6
34,200		IHS, Inc.	4,639,914	0.5
51,900		Kansas City Southern	5,579,769	0.6
40,300		Roper Industries, Inc.	5,884,203	0.7
159,300	@	Sensata Technologies Holdings N.V.	7,452,054	0.9
180,700		Southwest Airlines Co.	4,853,602	0.6
79,100		Verisk Analytics, Inc.	4,747,582	0.6
55,200		Wabtec Corp.	4,558,968	0.5
18,100		WW Grainger, Inc.	4,602,287	0.5
1,895,412		Other Securities(a)	109,355,415	12.8
			156,834,828	18.3

See Accompanying Notes to Financial Statements

124

VY T. Rowe Price Diversified	SUMMARY PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 16.2%
18,500		Alliance Data Systems Corp.	$5,203,125	0.6
180,900		Altera Corp.	6,288,084	0.7
48,500		Amphenol Corp.	4,672,490	0.5
23,831	X	Atlassian, Inc. - Series A	381,296	0.0
6,856	X	Atlassian, Inc., - Class A Restricted	109,696	0.0
29,390	X	Atlassian, Inc., - Class A Unrestricted	470,240	0.1
12,036	X	Atlassian, Inc., - Series 1 Restricted	192,576	0.0
32,225	X	Atlassian, Inc., - Series 2 Restricted	515,600	0.1
19,495	X	Dropbox, Inc.	285,073	0.0
71,800	@	Gartner, Inc.	5,063,336	0.6
61,100		Intuit, Inc.	4,920,383	0.6
30,800		LinkedIn Corp.	5,281,276	0.6
101,700	@	Red Hat, Inc.	5,620,959	0.7
80,700		ServiceNow, Inc.	5,000,172	0.6
1,894,246		Other Securities(a)	94,793,301	11.1
			138,797,607	16.2
		Materials: 5.8%
94,000		Ball Corp.	5,891,920	0.7
68,900		Celanese Corp.	4,428,892	0.5
35,600		Sherwin-Williams Co.	7,365,996	0.9
651,082		Other Securities	31,857,655	3.7
			49,544,463	5.8
		Telecommunication Services: 1.9%
109,500		Crown Castle International Corp.	8,131,470	1.0
79,450		SBA Communications Corp.	8,127,735	0.9
			16,259,205	1.9
		Utilities: 0.6%
155,300		Other Securities	4,747,521	0.6
		Total Common Stock (Cost $548,060,862)	849,874,351	99.4
PREFERRED STOCK: 0.4%
		Information Technology: 0.4%
10,797	X	AirBNB, Inc. - Series D	1,318,736	0.2
24,209	X	Dropbox, Inc. - Series A	354,005	0.0
118,921	X	Dropbox, Inc. - Series A-1	1,738,970	0.2
		Total Preferred Stock (Cost $2,613,933)	3,411,711	0.4
		Total Long-Term Investments (Cost $550,674,795)	853,286,062	99.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc(1): 1.8%
3,598,331	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $3,598,344, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,670,298, due 07/15/14-04/20/64)	$3,598,331	0.4
1,355,687	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $1,355,689, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $1,382,812, due 08/15/14-11/15/43)	1,355,687	0.2
3,598,331	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,598,338, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $3,670,308, due 07/10/14-08/15/42)	3,598,331	0.4
3,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $3,000,012, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $3,060,000, due 12/31/17-04/15/28)	3,000,000	0.4

See Accompanying Notes to Financial Statements

125

VY T. Rowe Price Diversified	SUMMARY PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
3,598,331	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,598,342, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,670,298, due 07/01/14-07/15/56)	$3,598,331	0.4
		15,150,680	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,919,265	T. Rowe Price Reserve Investment Fund, 0.060%†† (Cost $1,919,265)	$1,919,265	0.2
	Total Short-Term Investments (Cost $17,069,945)	17,069,945	2.0
	Total Investments in Securities (Cost $567,744,740)	$870,356,007	101.8
	Liabilities in Excess of Other Assets	(15,751,202)	(1.8)
	Net Assets	$854,604,805	100.0

"Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2014.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

X  Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $568,006,097.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$313,441,057
Gross Unrealized Depreciation	(11,091,147)
Net Unrealized Appreciation	$302,349,910

See Accompanying Notes to Financial Statements

126

VY T. Rowe Price Diversified	SUMMARY PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$196,884,295	$3,259,733	$—	$200,144,028
Consumer Staples	47,979,549	—	—	47,979,549
Energy	49,320,426	—	—	49,320,426
Financials	53,805,119	—	—	53,805,119
Health Care	132,441,605	—	—	132,441,605
Industrials	156,834,828	—	—	156,834,828
Information Technology	136,843,126	—	1,954,481	138,797,607
Materials	49,544,463	—	—	49,544,463
Telecommunication Services	16,259,205	—	—	16,259,205
Utilities	4,747,521	—	—	4,747,521
Total Common Stock	844,660,137	3,259,733	1,954,481	849,874,351
Preferred Stock	—	—	3,411,711	3,411,711
Short-Term Investments	1,919,265	15,150,680	—	17,069,945
Total Investments, at fair value	$846,579,402	$18,410,413	$5,366,192	$870,356,007

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

127

VY T. Rowe Price	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Equity Portfolio	AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Consumer Discretionary	27.7%
Information Technology	23.7%
Health Care	15.3%
Industrials	13.8%
Financials	5.9%
Energy	3.7%
Consumer Staples	3.3%
Materials	3.3%
Telecommunication Services	3.0%
Assets in Excess of Other Liabilities*	0.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 27.7%
212,700	@	Amazon.com, Inc.	$69,080,706	4.4
32,900	@	Autozone, Inc.	17,642,296	1.1
257,800	@	Carmax, Inc.	13,408,178	0.9
24,600		Chipotle Mexican Grill, Inc.	14,575,746	0.9
198,300	@	Ctrip.com International Ltd. ADR	12,699,132	0.8
171,900	@	Delphi Automotive PLC	11,816,406	0.7
199,600		Home Depot, Inc.	16,159,616	1.0
255,500		Las Vegas Sands Corp.	19,474,210	1.2
400,200		Lowe's Cos., Inc.	19,205,598	1.2
488,700	@	MGM Resorts International	12,901,680	0.8
38,400	@	NetFlix, Inc.	16,919,040	1.1
43,659	@	Priceline.com, Inc.	52,521,777	3.3
302,600		Starbucks Corp.	23,415,188	1.5
202,700		Tractor Supply Co.	12,243,080	0.8
375,600		Twenty-First Century Fox, Inc. Class A	13,202,340	0.8
145,100		Walt Disney Co.	12,440,874	0.8
69,200		Wynn Resorts Ltd.	14,363,152	0.9
3,125,900		Other Securities	86,698,660	5.5
			438,767,679	27.7
		Consumer Staples: 3.3%
210,400		CVS Caremark Corp.	15,857,848	1.0
173,900		PepsiCo, Inc.	15,536,226	0.9
274,933		Other Securities	21,971,678	1.4
			53,365,752	3.3
		Energy: 3.7%
91,300		Pioneer Natural Resources Co.	20,981,653	1.3
154,281		Range Resources Corp.	13,414,733	0.9
189,700		Other Securities(a)	24,374,460	1.5
			58,770,846	3.7

Shares			Value	Percentage of Net Assets
		Financials: 5.9%
155,200		American Express Co.	$14,723,824	1.0
336,700		American Tower Corp.	30,296,266	1.9
943,800		Other Securities	47,986,788	3.0
			93,006,878	5.9
		Health Care: 15.3%
104,600	@	Alexion Pharmaceuticals, Inc.	16,343,750	1.0
83,200		Allergan, Inc.	14,079,104	0.9
102,400	@	Biogen Idec, Inc.	32,287,744	2.0
185,316		Celgene Corp.	15,914,938	1.0
572,900	@	Gilead Sciences, Inc.	47,499,139	3.0
173,900		McKesson Corp.	32,381,919	2.0
147,500	@,L	Valeant Pharmaceuticals International	18,602,700	1.2
588,100		Other Securities	65,980,857	4.2
			243,090,151	15.3
		Industrials: 13.8%
491,900		American Airlines Group, Inc.	21,132,024	1.3
181,100		Boeing Co.	23,041,353	1.5
401,000		Danaher Corp.	31,570,730	2.0
124,300		Kansas City Southern	13,363,493	0.9
130,100		Precision Castparts Corp.	32,837,240	2.1
109,100		Roper Industries, Inc.	15,929,691	1.0
258,300	@	Tyco International Ltd.	11,778,480	0.7
142,100		United Technologies Corp.	16,405,445	1.0
746,340		Other Securities	52,661,704	3.3
			218,720,160	13.8
		Information Technology: 23.5%
304,300		Apple, Inc.	28,278,599	1.8

See Accompanying Notes to Financial Statements

128

VY T. Rowe Price	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Equity Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
126,600	@	ASML Holding NV-NY REG	$11,807,982	0.8
112,500	@	Baidu.com ADR	21,016,125	1.3
330,800		Facebook, Inc.	22,259,532	1.4
85,650		Google, Inc.	49,272,732	3.1
84,550		Google, Inc. - Class A	49,433,848	3.1
84,501	X	LivingSocial.com	53,236	0.0
454,100		Mastercard, Inc.	33,362,727	2.1
356,664	@	Salesforce.com, Inc.	20,715,045	1.3
201,000		Visa, Inc.	42,352,710	2.7
1,476,300		Other Securities(a)	93,810,584	5.9
			372,363,120	23.5
		Materials: 3.3%
151,400		Ecolab, Inc.	16,856,876	1.1
91,100		Sherwin-Williams Co.	18,849,501	1.2
127,800		Other Securities(a)	16,267,992	1.0
			51,974,369	3.3
		Telecommunication Services: 3.0%
429,912		Crown Castle International Corp.	31,925,265	2.0
203,100		Softbank Corp.	15,135,617	1.0
			47,060,882	3.0
		Total Common Stock (Cost $1,049,047,022)	1,577,119,837	99.5
PREFERRED STOCK: 0.2%
		Information Technology: 0.2%
19,747	X	AirBNB, Inc. - Series D	2,411,881	0.2
		Total Preferred Stock (Cost $2,411,881)	2,411,881	0.2
		Total Long-Term Investments (Cost $1,051,458,903)	1,579,531,718	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc(1): 1.1%
1,887,214	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,887,221, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,924,958, due 07/15/14-04/20/64)	$1,887,214	0.1
Principal Amount†		Value	Percentage of Net Assets
4,037,403	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $4,037,418, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,118,151, due 01/01/17-03/01/48)	$4,037,403	0.3
4,037,403	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $4,037,411, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $4,118,163, due 07/10/14-08/15/42)	4,037,403	0.2
3,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $3,000,012, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $3,060,000, due 12/31/17-04/15/28)	3,000,000	0.2
4,037,403	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $4,037,415, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $4,118,151, due 07/01/14-07/15/56)	4,037,403	0.3
		16,999,423	1.1

See Accompanying Notes to Financial Statements

129

VY T. Rowe Price	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Equity Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 0.4%
6,585,646	T. Rowe Price Reserve Investment Fund, 0.060%†† (Cost $6,585,646)	$6,585,646	0.4
	Total Short-Term Investments (Cost $23,585,069)	23,585,069	1.5
	Total Investments in Securities (Cost $1,075,043,972)	$1,603,116,787	101.2
	Liabilities in Excess of Other Assets	(18,290,714)	(1.2)
	Net Assets	$1,584,826,073	100.0

"Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2014.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2014.

X  Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $1,076,874,940.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$530,730,025
Gross Unrealized Depreciation	(4,488,178)
Net Unrealized Appreciation	$526,241,847

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$431,011,106	$7,756,573	$—	$438,767,679
Consumer Staples	49,271,884	4,093,868	—	53,365,752
Energy	58,770,846	—	—	58,770,846
Financials	93,006,878	—	—	93,006,878
Health Care	243,090,151	—	—	243,090,151
Industrials	218,720,160	—	—	218,720,160
Information Technology	358,327,266	13,982,618	53,236	372,363,120
Materials	51,974,369	—	—	51,974,369
Telecommunication Services	31,925,265	15,135,617	—	47,060,882
Total Common Stock	1,536,097,925	40,968,676	53,236	1,577,119,837
Preferred Stock	—	—	2,411,881	2,411,881
Short-Term Investments	6,585,646	16,999,423	—	23,585,069
Total Investments, at fair value	$1,542,683,571	$57,968,099	$2,465,117	$1,603,116,787

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

130

VY Templeton	SUMMARY PORTFOLIO OF INVESTMENTS
Foreign Equity Portfolio	AS OF JUNE 30, 2014 (UNAUDITED)

Geographic Diversification
as of June 30, 2014
(as a percentage of net assets)

United Kingdom	18.1%
France	14.1%
Germany	11.9%
Netherlands	7.0%
Switzerland	6.5%
Japan	5.8%
South Korea	4.5%
Italy	3.9%
China	3.8%
Hong Kong	3.5%
Countries between 0.6% - 2.8%^	17.3%
Assets in Excess of Other Liabilities*	3.6%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 12 countries, which each represents 0.6% - 2.8% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Australia: 0.6%
4,748,441		Other Securities	$5,648,567	0.6
		Brazil: 0.8%
573,957		Other Securities	7,773,623	0.8
		Canada: 1.1%
1,054,600		Talisman Energy, Inc. - TSX	11,148,389	1.1
		China: 3.8%
1,044,500		China Mobile Ltd.	10,144,958	1.0
21,246,000		China Telecom Corp., Ltd.	10,392,017	1.1
15,846,153		Other Securities	17,065,166	1.7
			37,602,141	3.8
		France: 14.1%
779,286		AXA S.A.	18,619,745	1.9
273,888	L	BNP Paribas	18,613,095	1.9
191,520		Cie de Saint-Gobain	10,805,986	1.1
140,074		Cie Generale des Etablissements Michelin	16,725,150	1.7
257,081		Sanofi	27,325,029	2.7
268,884		Total S.A.	19,453,679	1.9
397,800		Vivendi	9,734,789	1.0
831,122		Other Securities	18,795,612	1.9
			140,073,085	14.1
		Germany: 11.9%
129,781		Bayer AG	18,308,626	1.8
193,225		HeidelbergCement AG	16,464,311	1.7
1,229,385		Infineon Technologies AG	15,346,597	1.5
147,358		Merck KGaA	12,778,405	1.3
Shares		Value	Percentage of Net Assets
45,677	Muenchener Rueckversicherungs AG	$10,115,099	1.0
95,240	Siemens AG	12,574,932	1.3
804,630	Other Securities	32,489,150	3.3
		118,077,120	11.9
	Hong Kong: 3.5%
2,013,700	AIA Group Ltd.	10,118,065	1.0
710,000	Hutchison Whampoa Ltd.	9,710,360	1.0
10,253,000	Noble Group Ltd.	11,285,421	1.1
228,400	Other Securities	4,047,979	0.4
		35,161,825	3.5
	India: 1.7%
665,808	Other Securities	16,646,157	1.7
	Israel: 1.3%
253,929	Teva Pharmaceutical Industries Ltd. ADR	13,310,958	1.3
	Italy: 3.9%
680,187	ENI S.p.A.	18,602,897	1.9
1,493,810	UniCredit SpA	12,490,303	1.2
2,593,075	Other Securities	8,000,490	0.8
		39,093,690	3.9
	Japan: 5.8%
822,200	Itochu Corp.	10,555,229	1.1
1,282,100	Nissan Motor Co., Ltd.	12,140,793	1.2
240,400	Suntory Beverage & Food Ltd.	9,422,954	1.0
255,200	Toyota Motor Corp.	15,279,492	1.5
462,100	Other Securities	9,933,575	1.0
		57,332,043	5.8

See Accompanying Notes to Financial Statements

131

VY Templeton	SUMMARY PORTFOLIO OF INVESTMENTS
Foreign Equity Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Netherlands: 7.0%
218,968	Akzo Nobel NV	$16,418,055	1.6
360,976	Royal Dutch Shell PLC - Class B	15,687,976	1.6
1,321,130	TNT Express NV	11,952,688	1.2
916,840	Other Securities	25,934,977	2.6
		69,993,696	7.0
	Norway: 2.7%
405,584	Statoil ASA	12,467,189	1.3
627,793	Telenor ASA	14,293,875	1.4
		26,761,064	2.7
	Portugal: 1.1%
564,750	Galp Energia SGPS SA	10,351,652	1.1
	Russia: 0.8%
392,715	Other Securities	7,797,186	0.8
	Singapore: 2.8%
1,023,582	DBS Group Holdings Ltd.	13,766,866	1.4
4,676,000	Singapore Telecommunications Ltd.	14,452,091	1.4
		28,218,957	2.8
	South Korea: 4.5%
32,501	Samsung Electronics Co., Ltd. GDR	20,980,972	2.1
344,403	Other Securities	23,974,570	2.4
		44,955,542	4.5
	Spain: 2.1%
948,067	Telefonica S.A.	16,276,281	1.6
178,256	Other Securities	4,700,020	0.5
		20,976,301	2.1
	Sweden: 1.7%
785,610	Telefonaktiebolaget LM Ericsson	9,490,762	1.0
282,620	Other Securities	7,400,523	0.7
		16,891,285	1.7
	Switzerland: 6.5%
553,081	Credit Suisse Group	15,729,335	1.6
160,327	Novartis AG	14,518,955	1.4
74,476	Roche Holding AG - Genusschein	22,190,637	2.2
142,055	Swiss Re Ltd.	12,631,135	1.3
		65,070,062	6.5
	Taiwan: 0.6%
1,447,251	Other Securities	6,124,109	0.6
Shares			Value	Percentage of Net Assets
		United Kingdom: 18.1%
1,664,355		Aviva PLC	$14,521,059	1.5
1,403,493		BAE Systems PLC	10,395,244	1.0
1,295,484		BP PLC	11,407,875	1.2
559,944		CRH PLC - London	14,354,467	1.4
821,996		GlaxoSmithKline PLC	21,885,691	2.2
1,466,000		HSBC Holdings PLC	14,908,796	1.5
2,809,874		Kingfisher PLC	17,249,444	1.7
10,247,647	@	Lloyds TSB Group PLC	13,025,448	1.3
1,730,630		Marks & Spencer Group PLC	12,589,066	1.3
475,511		Standard Chartered PLC	9,719,435	1.0
2,246,160		Tesco PLC	10,916,698	1.1
4,619,002		Other Securities	28,613,086	2.9
			179,586,309	18.1
		Total Common Stock (Cost $697,229,803)	958,593,761	96.4
RIGHTS: 0.0%
		Spain: 0.0%
178,256		Other Securities	121,311	0.0
		Total Rights (Cost $117,609)	121,311	0.0
		Total Long-Term Investments (Cost $697,347,412)	958,715,072	96.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateralcc(1): 1.3%
3,107,941	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $3,107,952, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,170,100, due 07/15/14-04/20/64)	$3,107,941	0.3
762,101	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $762,102, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $777,349, due 08/15/14-11/15/43)	762,101	0.1

See Accompanying Notes to Financial Statements

132

VY Templeton	SUMMARY PORTFOLIO OF INVESTMENTS
Foreign Equity Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
3,107,941	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,107,947, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $3,170,109, due 07/10/14-08/15/42)	$3,107,941	0.3
3,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $3,000,012, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $3,060,000, due 12/31/17-04/15/28)	3,000,000	0.3
3,107,941	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,107,950, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,170,100, due 07/01/14-07/15/56)	3,107,941	0.3
		13,085,924	1.3
	Total Short-Term Investments (Cost $13,085,924)	13,085,924	1.3
	Total Investments in Securities (Cost $710,433,336)	$971,800,996	97.7
	Assets in Excess of Other Liabilities	23,385,369	2.3
	Net Assets	$995,186,365	100.0

"Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2014.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $712,832,333.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$279,758,301
Gross Unrealized Depreciation	(20,789,638)
Net Unrealized Appreciation	$258,968,663

Sector Diversification	Percentage of Net Assets
Financials	22.9%
Health Care	14.5
Energy	13.2
Industrials	10.9
Consumer Discretionary	8.5
Telecommunication Services	8.4
Materials	7.4
Information Technology	6.2
Consumer Staples	3.4
Utilities	1.0
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	2.3
Net Assets	100.0%

See Accompanying Notes to Financial Statements

133

VY Templeton	SUMMARY PORTFOLIO OF INVESTMENTS
Foreign Equity Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$5,648,567	$—	$5,648,567
Brazil	7,773,623	—	—	7,773,623
Canada	11,148,389	—	—	11,148,389
China	—	37,602,141	—	37,602,141
France	—	140,073,085	—	140,073,085
Germany	—	118,077,120	—	118,077,120
Hong Kong	4,047,979	31,113,846	—	35,161,825
India	8,449,168	8,196,989	—	16,646,157
Israel	13,310,958	—	—	13,310,958
Italy	—	39,093,690	—	39,093,690
Japan	—	57,332,043	—	57,332,043
Netherlands	—	69,993,696	—	69,993,696
Norway	—	26,761,064	—	26,761,064
Portugal	—	10,351,652	—	10,351,652
Russia	—	7,797,186	—	7,797,186
Singapore	—	28,218,957	—	28,218,957
South Korea	12,980,176	31,975,366	—	44,955,542
Spain	—	20,976,301	—	20,976,301
Sweden	—	16,891,285	—	16,891,285
Switzerland	—	65,070,062	—	65,070,062
Taiwan	—	6,124,109	—	6,124,109
United Kingdom	—	179,586,309	—	179,586,309
Total Common Stock	57,710,293	900,883,468	—	958,593,761
Rights	121,311	—	—	121,311
Short-Term Investments	—	13,085,924	—	13,085,924
Total Investments, at fair value	$57,831,604	$913,969,392	$—	$971,800,996

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$5,310
Total	$5,310

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$5,679
Total	$5,679

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

134

Investment Adviser

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator

Voya Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

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Semi-Annual Report

June 30, 2014

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Voya Partners, Inc.

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INVESTMENT MANAGEMENT voyainvestments.com	VoyaTM Investment Management was formerly ING U.S. Investment Management

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer’s premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game’s combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture — keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

Executive Vice President

Voya Family of Funds

July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

[1]	“Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

Market Perspective:  Six Months Ended June 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014*
VY Fidelity® VIP Contrafund® Portfolio
Class ADV	$1,000.00	$1,062.30	1.43%	$7.31	$1,000.00	$1,017.70	1.43%	$7.15
Class S	1,000.00	1,064.80	1.18	6.04	1,000.00	1,018.94	1.18	5.91
VY Fidelity® VIP Equity-Income Portfolio
Class ADV	$1,000.00	$1,075.40	1.34%	$6.90	$1,000.00	$1,018.15	1.34%	$6.71
Class S	1,000.00	1,076.30	1.09	5.61	1,000.00	1,019.39	1.09	5.46
VY Fidelity® VIP Mid Cap Portfolio
Class ADV	$1,000.00	$1,047.00	1.43%	$7.26	$1,000.00	$1,017.70	1.43%	$7.15
Class S	1,000.00	1,047.90	1.18	5.99	1,000.00	1,018.94	1.18	5.91
Class S2	1,000.00	1,047.20	1.33	6.75	1,000.00	1,018.20	1.33	6.66

*	Expenses are equal to each Portfolio’s respective annualized expense ratios, including the expenses of the master fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited)

	VY Fidelity® VIP Contrafund® Portfolio	VY Fidelity® VIP Equity-Income Portfolio	VY Fidelity® VIP Mid Cap Portfolio
ASSETS:
Investments in master fund at fair value*(1)	$323,559,797	$15,114,965	$43,679,476
Cash	320,718	13,171	85,251
Receivables:
Investment in master fund sold	489,951	47,591	—
Fund shares sold	7,786	194	4,980
Prepaid expenses	1,420	67	185
Reimbursement due from manager	28,619	2,431	4,831
Other assets	6,568	584	1,053
Total assets	324,414,859	15,179,003	43,775,776

LIABILITIES:
Payable for investments in master fund purchased	6,896	110	4,980
Payable for fund shares redeemed	490,841	47,675	—
Payable for administrative fees	26,456	1,244	3,590
Payable for distribution and shareholder service fees	67,482	3,164	9,182
Payable for directors fees	1,616	73	220
Payable to directors under the deferred compensation plan (Note 6)	6,568	584	1,053
Other accrued expenses and liabilities	93,205	9,884	24,353
Total liabilities	693,064	62,734	43,378
NET ASSETS	$323,721,795	$15,116,269	$43,732,398

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$307,030,295	$26,662,385	$32,566,226
Undistributed net investment income	1,199,374	576,545	2,027,941
Accumulated net realized gain (loss)	(126,000,449)	(15,004,855)	201,276
Net unrealized appreciation	141,492,575	2,882,194	8,936,955
NET ASSETS	$323,721,795	$15,116,269	$43,732,398

___________ * Cost of investments in master fund at value	$182,067,222	$12,232,771	$34,742,521

Class ADV
Net assets	$6,705,943	$266,727	$1,061,120
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	467,845	21,010	56,665
Net asset value and redemption price per share	$14.33	$12.70	$18.73

Class S
Net assets	$317,015,852	$14,849,542	$42,665,659
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	21,930,279	1,169,645	2,242,711
Net asset value and redemption price per share	$14.46	$12.70	$19.02

Class S2
Net assets	n/a	n/a	$5,619
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	302
Net asset value and redemption price per share	n/a	n/a	$18.64

(1)	The master funds for the VY Fidelity® VIP Contrafund®, VY Fidelity® VIP Equity-Income and VY Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the master Fidelity funds’ financial statements.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2014 (Unaudited)

	VY Fidelity® VIP Contrafund® Portfolio	VY Fidelity® VIP Equity-Income Portfolio	VY Fidelity® VIP Mid Cap Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$—	$—	$—
Total investment income	—	—	—

EXPENSES:
Distribution and shareholder service fees:
Class ADV	15,192	625	2,519
Class S	393,066	17,698	53,205
Class S2	—	—	14
Transfer agent fees	3,232	205	419
Administrative service fees	160,264	7,204	21,788
Shareholder reporting expense	14,115	1,445	5,204
Registration fees	362	—	181
Professional fees	61,512	5,129	7,520
Custody and accounting expense	13,394	49	778
Directors fees	4,848	218	659
Miscellaneous expense	13,310	3,611	3,004
Total expenses	679,295	36,184	95,291
Net waived and reimbursed fees	(188,563)	(14,245)	(28,557)
Net expenses	490,732	21,939	66,734
Net investment (loss)	(490,732)	(21,939)	(66,734)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of Investments in master fund	12,533,775	248,355	3,161,517
Capital gain distributions from investments in master fund	—	52,157	709,413
Net realized gain	12,533,775	300,512	3,870,930
Net change in unrealized appreciation (depreciation) on:
Master fund	7,787,208	797,810	(1,732,290)
Net change in unrealized appreciation (depreciation)	7,787,208	797,810	(1,732,290)
Net realized and unrealized gain	20,320,983	1,098,322	2,138,640
Increase in net assets resulting from operations	$19,830,251	$1,076,383	$2,071,906

(1)	The master funds for the VY Fidelity® VIP Contrafund®, VY Fidelity® VIP Equity-Income and VY Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the master Fidelity funds’ financial statements.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY Fidelity® VIP Contrafund® Portfolio		VY Fidelity® VIP Equity-Income Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income (loss)	$(490,732)	$1,604,348	$(21,939)	$274,512
Net realized gain	12,533,775	9,528,487	300,512	4,131,544
Net change in unrealized appreciation (depreciation)	7,787,208	77,125,662	797,810	(266,350)
Increase in net assets resulting from operations	19,830,251	88,258,497	1,076,383	4,139,706

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(39,257)	—	(7,667)
Class S	—	(2,537,893)	—	(684,537)
Total distributions	—	(2,577,150)	—	(692,204)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,188,661	11,578,833	461,333	1,746,533
Reinvestment of distributions	—	2,577,150	—	692,204
	5,188,661	14,155,983	461,333	2,438,737
Cost of shares redeemed	(45,249,229)	(70,453,207)	(974,648)	(8,423,884)
Net decrease in net assets resulting from capital share transactions	(40,060,568)	(56,297,224)	(513,315)	(5,985,147)
Net increase (decrease) in net assets	(20,230,317)	29,384,123	563,068	(2,537,645)

NET ASSETS:
Beginning of year or period	343,952,112	314,567,989	14,553,201	17,090,846
End of year or period	$323,721,795	$343,952,112	$15,116,269	$14,553,201
Undistributed net investment income at end of year or period	$1,199,374	$1,690,106	$576,545	$598,484

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)(Continued)

	VY Fidelity® VIP Mid Cap Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment loss	$(66,734)	$(18,944)
Net realized gain	3,870,930	7,633,256
Net change in unrealized appreciation (depreciation)	(1,732,290)	5,406,391
Increase in net assets resulting from operations	2,071,906	13,020,703

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class S	—	(20,382)
Total distributions	—	(20,382)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,465,094	3,277,814
Reinvestment of distributions	—	20,382
	1,465,094	3,298,196
Cost of shares redeemed	(6,066,428)	(10,622,118)
Net decrease in net assets resulting from capital share transactions	(4,601,334)	(7,323,922)
Net increase (decrease) in net assets	(2,529,428)	5,676,399

NET ASSETS:
Beginning of year or period	46,261,826	40,585,427
End of year or period	$43,732,398	$46,261,826
Undistributed net investment income at end of year or period	$2,027,941	$2,094,675

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets			Supplemental data		Ratios and Supplemental data including the master fund
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(3)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(3)(4)	Expenses including expenses net of all reductions of the master fund(2)(3)(4)	Portfolio turnover rate of the master fund(2)
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)	(%)
VY Fidelity® VIP Contrafund® Portfolio
Class ADV
06-30-14	13.49	(0.04	)•	0.88	0.84	—	—	—	—	14.33	6.23	0.67	0.55	(0.55)	6,706	1	1.55	1.43	1.43	77
12-31-13	10.42	0.04		3.11	3.15	0.08	—	—	0.08	13.49	30.31	0.65	0.55	0.29	6,336	4	1.54	1.43	1.42	86
12-31-12	9.05	0.07		1.33	1.40	0.03	—	—	0.03	10.42	15.46	0.61	0.55	0.77	5,451	5	1.50	1.44	1.43	87
12-31-11	9.42	0.01		(0.33)	(0.32)	0.05	—	—	0.05	9.05	(3.31)	0.55	0.55	0.24	4,023	8	1.45	1.44	1.43	135
12-31-10	8.16	0.03	•	1.29	1.32	0.06	—	—	0.06	9.42	16.29	0.55	0.55	0.40	4,024	5	1.45	1.45	1.43	117
12-31-09	6.24	0.05		2.09	2.14	0.02	0.20	—	0.22	8.16	34.71	0.55	0.55	0.57	4,268	12	1.47	1.47	1.45	145
Class S
06-30-14	13.58	(0.02	)•	0.90	0.88	—	—	—	—	14.46	6.48	0.42	0.30	(0.30)	317,016	1	1.30	1.18	1.18	77
12-31-13	10.49	0.06	•	3.13	3.19	0.10	—	—	0.1	13.58	30.46	0.40	0.30	0.49	337,616	4	1.29	1.18	1.17	86
12-31-12	9.10	0.08	•	1.36	1.44	0.05	—	—	0.05	10.49	15.82	0.36	0.30	0.77	309,112	5	1.25	1.19	1.18	87
12-31-11	9.47	0.05		(0.35)	(0.30)	0.07	—	—	0.07	9.10	(3.10)	0.30	0.30	0.45	311,215	8	1.20	1.19	1.18	135
12-31-10	8.20	0.06	•	1.29	1.35	0.08	—	—	0.08	9.47	16.63	0.30	0.30	0.73	355,013	5	1.20	1.20	1.18	117
12-31-09	6.28	0.06		2.12	2.18	0.06	0.20	—	0.26	8.20	35.13	0.30	0.30	0.83	371,263	12	1.22	1.22	1.20	145
VY Fidelity® VIP Equity-Income Portfolio
Class ADV
06-30-14	11.81	(0.03	)•	0.92	0.89	—	—	—	—	12.70	7.54	0.75	0.55	(0.55)	267	3	1.54	1.34	1.34	39
12-31-13	9.62	0.20	•	2.38	2.58	0.39	—	—	0.39	11.81	27.03	0.68	0.55	1.81	247	17	1.48	1.34	1.34	32
12-31-12	8.36	0.10	•	1.27	1.37	0.11	—	—	0.11	9.62	16.47	0.69	0.55	1.08	203	17	1.49	1.35	1.34	48
12-31-11	8.47	0.16		(0.16)	0.00 *	0.11	—	—	0.11	8.36	0.14	0.55	0.55	1.83	454	20	1.36	1.36	1.35	96
12-31-10	7.55	0.08		0.97	1.05	0.13	—	—	0.13	8.47	14.21	0.55	0.55	0.90	473	8	1.36	1.35	1.35	29
12-31-09	5.99	0.10		1.63	1.73	0.16	0.01	—	0.17	7.55	29.15	0.55	0.55	1.65	510	14	1.38	1.38	1.38	29
Class S
06-30-14	11.80	(0.02	)•	0.92	0.90	—	—	—	—	12.70	7.63	0.50	0.30	(0.30)	14,850	3	1.29	1.09	1.09	39
12-31-13	9.63	0.17	•	2.45	2.62	0.45	—	—	0.45	11.80	27.46	0.43	0.30	1.59	14,306	17	1.23	1.09	1.09	32
12-31-12	8.43	0.22	•	1.18	1.40	0.20	—	—	0.20	9.63	16.68	0.44	0.30	2.44	16,883	17	1.24	1.10	1.09	48
12-31-11	8.54	0.14	•	(0.13)	0.01	0.12	—	—	0.12	8.43	0.33	0.30	0.30	1.66	17,687	20	1.11	1.11	1.10	96
12-31-10	7.59	0.08	•	1.01	1.09	0.14	—	—	0.14	8.54	14.68	0.30	0.30	1.02	23,979	8	1.11	1.10	1.10	29
12-31-09	6.04	0.10	•	1.65	1.75	0.19	0.01	—	0.20	7.59	29.32	0.30	0.30	1.62	34,044	14	1.13	1.13	1.13	29
VY Fidelity® VIP Mid Cap Portfolio
Class ADV
06-30-14	17.89	(0.05	)•	0.89	0.84	—	—	—	—	18.73	4.70	0.68	0.55	(0.55)	1,061	5	1.56	1.43	1.43	164
12-31-13	13.24	(0.05	)•	4.70	4.65	—	—	—	—	17.89	35.12	0.67	0.55	(0.33)	1,118	20	1.56	1.44	1.43	132
12-31-12	11.62	(0.04)		1.66	1.62	—	—	—	—	13.24	13.94	0.65	0.55	(0.23)	1,609	11	1.55	1.45	1.43	187
12-31-11	13.10	(0.07	)•	(1.41)	(1.48)	—	—	—	—	11.62	(11.30)	0.55	0.55	(0.54)	1,783	6	1.46	1.46	1.45	84
12-31-10	10.28	(0.04)		2.90	2.86	0.04	—	—	0.04	13.10	27.88	0.55	0.55	(0.41)	3,453	13	1.46	1.46	1.45	25
12-31-09	8.81	(0.01)		3.24	3.23	0.47	1.29	—	1.76	10.28	38.89	0.55	0.55	(0.10)	2,613	13	1.48	1.48	1.48	57
Class S
06-30-14	18.15	(0.03	)•	0.90	0.87	—	—	—	—	19.02	4.79	0.43	0.30	(0.30)	42,666	5	1.31	1.18	1.18	164
12-31-13	13.41	(0.01)		4.76	4.75	0.01	—	—	0.01	18.15	35.41	0.42	0.30	(0.04)	45,139	20	1.31	1.19	1.18	132
12-31-12	11.74	0.00	*	1.67	1.67	—	—	—	—	13.41	14.22	0.40	0.30	0.03	38,972	11	1.30	1.20	1.18	187
12-31-11	13.23	(0.04)		(1.43)	(1.47)	0.02	—	—	0.02	11.74	(11.11)	0.30	0.30	(0.28)	49,159	6	1.21	1.21	1.20	84
12-31-10	10.38	(0.02)		2.93	2.91	0.06	—	—	0.06	13.23	28.16	0.30	0.30	(0.18)	72,007	13	1.21	1.21	1.20	25
12-31-09	8.88	0.01		3.29	3.30	0.51	1.29	—	1.80	10.38	39.40	0.30	0.30	0.15	63,154	13	1.23	1.23	1.23	57

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets			Supplemental data		Ratios and Supplemental data including the master fund
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(3)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(3)(4)	Expenses including expenses net of all reductions of the master fund(2)(3)(4)	Portfolio turnover rate of the master fund(2)
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)	(%)
VY Fidelity® VIP Mid Cap Portfolio (continued)
Class S2
06-30-14	17.80	(0.04)•	0.88	0.84	—	—	—	—	18.64	4.72	0.68	0.45	(0.45)	6	5	1.56	1.33	1.33	164
12-31-13	13.16	(0.03)	4.67	4.64	—	—	—	—	17.80	35.26	0.67	0.45	(0.17)	5	20	1.56	1.34	1.33	132
12-31-12	11.55	(0.01)	1.62	1.61	—	—	—	—	13.16	13.94	0.65	0.45	(0.05)	4	11	1.55	1.35	1.33	187
12-31-11	13.02	(0.05)	(1.41)	(1.46)	0.01	—	—	0.01	11.55	(11.19)	0.55	0.45	(0.43)	3	6	1.46	1.36	1.35	84
12-31-10	10.23	(0.04)	2.89	2.85	0.06	—	—	0.06	13.02	28.02	0.55	0.45	(0.33)	4	13	1.46	1.36	1.35	25
05-28-09(6) – 12-31-09	9.95	0.01 •	2.10	2.11	0.54	1.29	—	1.83	10.23	23.22	0.55	0.45	0.11	3	13	1.48	1.38	1.38	57

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

(6)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (formerly, ING Partners, Inc.) (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company serves as investment options in underlying variable insurance products offered by Directed Services LLC. The Company currently consists of forty-two active separate investment series. The three series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: VY Fidelity® VIP Contrafund® Portfolio* (“VY Fidelity® VIP Contrafund®”); VY Fidelity® VIP Equity-Income Portfolio (“VY Fidelity® VIP Equity-Income”) and VY Fidelity® VIP Mid Cap Portfolio (“VY Fidelity® VIP Mid Cap”), each a diversified series of the Company.

Each Portfolio in this report operates as a “feeder fund” and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund (“Master Fund”). Each Master Fund is a registered open-end management investment company that has the same investment objective and substantially similar policies as each corresponding Portfolio. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

As of June 30, 2014, VY Fidelity® VIP Contrafund®, VY Fidelity® VIP Equity-Income, and VY Fidelity® VIP Mid Cap each held 1.67%, 0.23% and 0.47% of their respective Master Fund. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund acquires an indirect interest in those securities.

Each Portfolio offers at least two of the following classes of shares: Adviser Class (“Class ADV”), Service Class (“Class S”), and Service 2 Class (“Class S2”). Each share class represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, and any different shareholder services relating to a class of shares. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts.

Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company, serves as the Investment Adviser to the Portfolios. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to the Portfolios. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation of each Portfolio’s investment in its corresponding Master Fund is based on the net asset value (“NAV”) of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds’ notes to their financial statements, which accompany this report.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Investment Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

The Portfolios’ Board of Directors (“Board”) has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolios’ Administrator. The Pricing

*	Fidelity and Contrafund are registered trademarks of FMR Corp.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN MASTER FUNDS

For the six months ended June 30, 2014, the cost of purchases and proceeds from sales of the Master Funds were as follows:

	Purchases	Sales
VY Fidelity® VIP Contrafund®	$3,746,066	$44,383,194
VY Fidelity® VIP Equity-Income	495,713	1,034,682
VY Fidelity® VIP Mid Cap	2,115,549	6,813,760

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE FEES, AND MASTER FUNDS EXPENSES

Fidelity Management & Research Company (“FMR”) serves as investment adviser to each Master Fund. FMR has day-to-day responsibility for choosing investments for each Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee(1).

Each Master Fund, VIP Contrafund® Portfolio, VIP Equity-Income Portfolio and VIP Mid Cap Portfolio, pays FMR a management fee for advisory services at annual rates of 0.55%, 0.45% and 0.55%, of each respective Master Fund’s current average daily net assets. Pursuant to its Investment Management Agreement with the Company, if the respective Portfolio does not invest substantially all of its assets in another investment company, DSL may charge an annual advisory fee at annual rates equal to 0.58%, 0.48% and 0.58% of average daily net assets for VY Fidelity® VIP Contrafund®, VY Fidelity® VIP Equity-Income and VY Fidelity® VIP Mid Cap, respectively. If a Portfolio invests substantially all of its assets in another investment company, DSL does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

VFS acts as an administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% based on the average daily net assets of each Portfolio.

For the six months ended June 30, 2014, each Portfolio invested substantially all of its assets in its respective Master Fund.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Portfolios have a Shareholder Servicing Plan (“Service Plan”) for the Class ADV, Class S, and Class S2 shares of each respective Portfolio. Under the Service Plan, a Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of a Portfolio’s average daily net assets attributable to its Class ADV, Class S, and Class S2 shares.

The Portfolios have a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”) for the Class ADV and Class S2 shares of each respective Portfolio. The Distribution Plan provides for a distribution fee, payable to the Distributor at an annual rate not to exceed 0.25% of a Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor has contractually agreed to waive a portion of each distribution fee equal to 0.10% of a Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. Termination or modification of this contractual waiver requires approval by the Board.

Fidelity Distributors Corporation (“FDC”) distributes Service Class 2 shares of each Master Fund. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Class S and Class ADV of each respective Portfolio pay only their proportionate share of the Master Fund 12b-1 plan expenses.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2014, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. (formerly, ING U.S., Inc.) owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ING Life Insurance and Annuity Company	VY Fidelity® VIP Contrafund®	99.37%
	VY Fidelity® VIP Equity-Income	97.25
	VY Fidelity® VIP Mid Cap	98.84

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the director. The Portfolios purchase shares of the “notional” funds, which are all advised by

(1)	Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees, if any), but also indirectly similar expenses of the Master Funds in which each Portfolio invests. Investors also bear their proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2014, the following Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expense	Amount
VY Fidelity® VIP Contrafund	Audit	$36,333

VY Fidelity® VIP Equity-Income	Miscellaneous	3,859

VY Fidelity® VIP Mid Cap	Postage	10,394
	Audit	5,701
	Legal	4,294

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses for each Portfolio, excluding interest, taxes, brokerage commissions, Master Fund Fees and Expenses, and extraordinary expenses to 0.55%, 0.30% and 0.45% for Class ADV, Class S and Class S2, respectively.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2014, the amounts of waived and reimbursed fees subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2015	2016	2017	Total
VY Fidelity® VIP Contrafund®	$55,676	$277,765	$372,579	$706,020
VY Fidelity® VIP Equity-Income	5,174	38,284	18,206	61,664
VY Fidelity® VIP Mid Cap	10,987	68,189	50,477	129,653

The expense limitation agreement is contractual through May, 1 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Investment Management Agreement has been terminated.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Fidelity® VIP Contrafund®
Class ADV
6/30/2014	101,096	—	—	(103,020)	(1,924)	1,386,286	—	—	(1,414,193)	(27,907)
12/31/2013	211,378	—	3,213	(267,770)	(53,179)	2,486,799	—	39,257	(3,080,791)	(554,735)
Class S
6/30/2014	277,866	—	—	(3,200,536)	(2,922,670)	3,802,375	—	—	(43,835,036)	(40,032,661)
12/31/2013	780,561	—	206,333	(5,611,702)	(4,624,808)	9,092,034	—	2,537,893	(67,367,347)	(55,737,420)
Class S2(1)
6/30/2014	—	—	—	—	—	—	—	—	—	—
12/31/2013	—	—	—	(448)	(448)	—	—	—	(5,069)	(5,069)
Fidelity® VIP Equity-Income
Class ADV
6/30/2014	441	—	—	(319)	122	5,275	—	—	(3,922)	1,353
12/31/2013	1,326	—	686	(2,224)	(212)	14,285	—	7,667	(23,437)	(1,485)
Class S
6/30/2014	38,010	—	—	(80,689)	(42,679)	456,058	—	—	(970,726)	(514,668)
12/31/2013	157,985	—	61,448	(760,157)	(540,724)	1,732,248	—	684,537	(8,395,278)	(5,978,493)
Class S2(1)
6/30/2014	—	—	—	—	—	—	—	—	—	—
12/31/2013	—	—	—	(483)	(483)	—	—	—	(5,169)	(5,169)

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Fidelity® VIP Mid Cap
Class ADV
6/30/2014	5,544	—	—	(11,365)	(5,821)	101,141	—	—	(203,265)	(102,124)
12/31/2013	15,053	—	—	(74,122)	(59,069)	236,617	—	—	(1,086,267)	(849,650)
Class S
6/30/2014	75,016	—	—	(319,089)	(244,073)	1,363,953	—	—	(5,863,163)	(4,499,210)
12/31/2013	195,746	—	1,254	(616,848)	(419,848)	3,041,197	—	20,382	(9,535,851)	(6,474,272)
Class S2
6/30/2014	—	—	—	—	—	—	—	—	—	—
12/31/2013	—	—	—	—	—	—	—	—	—	—

(1)	Class S2 liquidated on April 30, 2013.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2014. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2013 was as follows:

Ordinary Income
VY Fidelity® VIP Contrafund®	$2,577,150
VY Fidelity® VIP Equity-Income	692,204
VY Fidelity® VIP Mid Cap	20,382

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
VY Fidelity® VIP Contrafund®	$1,696,317	$—	$79,512,780	$(895,347)	ST	2016
				(13,374,108)	ST	2017
				(57,457,080)	ST	2018
				(12,615,102)	LT	None
				$(84,341,637)*
VY Fidelity® VIP Equity-Income	599,076	—	(766,073)	(4,401,655)	ST	2017
				(5,708,489)	ST	2018
				(2,344,766)	LT	None
				$(12,454,910)
VY Fidelity® VIP Mid Cap	2,095,687	2,980,050	4,019,541	—	—	—

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The value of your investment in VY Fidelity® VIP Contrafund®, VY Fidelity® VIP Equity-Income and VY Fidelity® VIP Mid Cap changes with the values of the corresponding Master Fund and its investments.

Foreign Securities (All Portfolios). Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which a Master Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Master Fund. Foreign investments may also subject a Master Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Master Fund’s investments.

NOTE 12 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 12 — RESTRUCTURING PLAN (continued)

or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2014, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Long-term Capital Gains	Payable Date	Record Date
VY Fidelity® VIP Contrafund®
Class ADV	$0.0532	$—	August 5, 2014	August 1, 2014
Class S	$0.0778	$—	August 5, 2014	August 1, 2014

VY Fidelity® VIP Equity-Income
Class ADV	$0.5032	$—	August 5, 2014	August 1, 2014
Class S	$0.5189	$—	August 5, 2014	August 1, 2014

VY Fidelity® VIP Mid Cap
Class ADV	$0.8542	$1.3047	August 5, 2014	August 1, 2014
Class S	$0.9193	$1.3047	August 5, 2014	August 1, 2014
Class S2	$0.9037	$1.3047	August 5, 2014	August 1, 2014

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

VY Fidelity® VIP Contrafund® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MASTER FUND: 99.9%
8,990,269	Fidelity VIP Contrafund Portfolio	$323,559,797	99.9

	Total Investments in Master Fund (Cost $182,067,222)	$323,559,797	99.9
	Assets in Excess of Other Liabilities	161,998	0.1
	Net Assets	$323,721,795	100.0

Cost for federal income tax purposes is $235,428,138.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$88,131,659
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$88,131,659

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Master Fund	$323,559,797	$—	$—	$323,559,797
Total Investments, at fair value	$323,559,797	$—	$—	$323,559,797

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

18

VY Fidelity® VIP Equity-Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.0%
615,430	Fidelity VIP Equity-Income Portfolio	$15,114,965	100.0

	Total Investments in Master Fund (Cost $12,232,771)	$15,114,965	100.0
	Assets in Excess of Other Liabilities	1,304	—
	Net Assets	$15,116,269	100.0

Cost for federal income tax purposes is $14,747,334.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$367,631
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$367,631

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Master Fund	$15,114,965	$—	$—	$15,114,965
Total Investments, at fair value	$15,114,965	$—	$—	$15,114,965

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

19

VY Fidelity® VIP Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MASTER FUND: 99.9%
1,188,234	Fidelity VIP Mid Cap Portfolio	$43,679,476	99.9

	Total Investments in Master Fund
	(Cost $34,742,521)	$43,679,476	99.9
	Assets in Excess of Other Liabilities	52,922	0.1
	Net Assets	$43,732,398	100.0

Cost for federal income tax purposes is $38,805,408.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,874,068
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$4,874,068

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Master Fund	$43,679,476	$—	$—	$43,679,476
Total Investments, at fair value	$43,679,476	$—	$—	$43,679,476

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

20

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Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

Voya Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VYFID (0614-081914)

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semiannual Report

June 30, 2014

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.
Investments	5	A complete list of the fund’s investments with their market values.
Financial Statements	11	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.63%
Actual		$1,000.00	$1,067.20	$3.23
HypotheticalA		$1,000.00	$1,021.67	$3.16
Service Class	.73%
Actual		$1,000.00	$1,066.60	$3.74
HypotheticalA		$1,000.00	$1,021.17	$3.66
Service Class 2.88%
Actual		$1,000.00	$1,065.70	$4.51
HypotheticalA		$1,000.00	$1,020.43	$4.41
Service Class 2R	.88%
Actual		$1,000.00	$1,065.90	$4.51
HypotheticalA		$1,000.00	$1,020.43	$4.41
Investor Class	.71%
Actual		$1,000.00	$1,066.60	$3.64
HypotheticalA		$1,000.00	$1,021.27	$3.56

A	5% return per year before expenses
B	Annualized expense ratio reflects expenses net of applicable fee waivers.
*	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one"half year period).

3	Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Apple, Inc.	4.1	3.2
Chevron Corp.	2.1	0.9
Capital One Financial Corp.	1.9	1.8
Google, Inc. Class C	1.8	0.0
JPMorgan Chase & Co.	1.7	2.1
Microsoft Corp.	1.6	1.7
Procter & Gamble Co.	1.6	2.0
U.S. Bancorp	1.4	1.0
Verizon Communications, Inc.	1.4	0.8
Exxon Mobil Corp.	1.3	1.4
	18.9

Market Sectors as of June 30, 2014
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	18.2	18.1
Financials	15.5	16.5
Health Care	13.8	13.1
Consumer Discretionary	12.1	12.1
Energy	10.5	9.8
Industrials	9.8	10.6
Consumer Staples	9.3	9.8
Materials	4.1	3.7
Utilities	3.3	3.1
Telecommunication Services	2.0	1.7

Asset Allocation (% of fund’s net assets)

Semiannual Report	4

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 98.5%
	Shares	Value
CONSUMER DISCRETIONARY – 12.1%
Diversified Consumer Services – 0.5%
H&R Block, Inc.	2,686,460	$90,050,139
Hotels, Restaurants & Leisure – 3.8%
ARAMARK Holdings Corp.	356,200	9,218,456
Extended Stay America, Inc. unit	4,445,927	102,967,669
Las Vegas Sands Corp.	309,700	23,605,334
Marriott International, Inc. Class A	1,300,100	83,336,410
McDonald’s Corp.	1,741,721	175,460,974
Panera Bread Co. Class A (a)	456,086	68,335,365
Starbucks Corp.	814,800	63,049,224
Wynn Resorts Ltd.	202,059	41,939,366
Yum! Brands, Inc.	2,187,496	177,624,675
		745,537,473
Internet & Catalog Retail – 0.8%
Ctrip.com International Ltd. sponsored ADR (a)	353,234	22,621,105
Liberty Interactive Corp. Series A (a)	4,625,292	135,798,573
Qunar Cayman Islands Ltd. sponsored ADR	161,854	4,620,932
		163,040,610
Media – 4.8%
Comcast Corp. Class A	830,106	44,560,090
DIRECTV (a)	1,597,031	135,763,605
Legend Pictures LLC (a)(f)(g)	2,062	3,717,786
Liberty Media Corp. Class A (a)	514,300	70,294,524
The Madison Square Garden Co. Class A (a)	1,883,778	117,641,936
The Walt Disney Co.	2,309,999	198,059,314
Twenty-First Century Fox, Inc. Class A	5,808,169	204,157,140
Viacom, Inc. Class B (non-vtg.)	1,710,898	148,386,184
Weinstein Co. Holdings LLC Class A-1 (a)(f)(g)	11,499	1,327,675
		923,908,254
Multiline Retail – 0.6%
Dollar General Corp. (a)	2,136,320	122,539,315
Specialty Retail – 0.8%
TJX Companies, Inc.	2,804,007	149,032,972
Textiles, Apparel & Luxury Goods – 0.8%
lululemon athletica, Inc. (a)	975,262	39,478,606
NIKE, Inc. Class B	1,382,935	107,246,609
Oxford Industries, Inc.	104,783	6,985,883
		153,711,098

TOTAL CONSUMER DISCRETIONARY		2,347,819,861

CONSUMER STAPLES – 9.2%
Beverages – 2.1%
Anheuser-Busch InBev SA NV	220,171	25,297,723
Coca-Cola Icecek Sanayi A/S	301,515	7,443,234
Diageo PLC sponsored ADR	267,542	34,050,070
Embotelladora Andina SA sponsored ADR	316,127	7,157,115
Monster Beverage Corp. (a)	538,400	38,242,552
Pernod Ricard SA (d)	297,479	35,723,542
Remy Cointreau SA	288,284	26,523,070
The Coca-Cola Co.	5,609,406	237,614,438
		412,051,744
Food & Staples Retailing – 2.0%
CVS Caremark Corp.	1,981,164	149,320,331
Kroger Co.	2,294,382	113,411,302
Sysco Corp.	936,996	35,090,500
Wal-Mart Stores, Inc.	981,491	73,680,529
Whole Foods Market, Inc.	635,900	24,564,817
		396,067,479
Food Products – 1.1%
Bunge Ltd.	487,812	36,898,100
ConAgra Foods, Inc.	921,509	27,350,387
Keurig Green Mountain, Inc.	363,019	45,235,798
Mead Johnson Nutrition Co. Class A	835,089	77,805,242
Nestle SA	340,836	26,410,343
		213,699,870
Household Products – 1.6%
Procter & Gamble Co.	3,930,784	308,920,315
Personal Products – 0.2%
L’Oreal SA	116,500	20,076,026
Nu Skin Enterprises, Inc. Class A	125,508	9,282,572
		29,358,598
Tobacco – 2.2%
Altria Group, Inc.	3,850,854	161,504,817
British American Tobacco PLC sponsored ADR	1,826,079	217,449,487
Philip Morris International, Inc.	406,513	34,273,111
Souza Cruz SA	897,200	9,246,094
		422,473,509

TOTAL CONSUMER STAPLES		1,782,571,515

ENERGY – 10.5%
Energy Equipment & Services – 1.9%
C&J Energy Services, Inc. (a)	729,339	24,637,071
Dresser-Rand Group, Inc. (a)	692,600	44,139,398
Dril-Quip, Inc. (a)	278,192	30,389,694
FMC Technologies, Inc. (a)	821,529	50,170,776
Halliburton Co.	2,189,482	155,475,117
Ocean Rig UDW, Inc. (United States)	732,300	13,862,439
Oceaneering International, Inc.	500,362	39,093,283
Pacific Drilling SA (a)	594,467	5,944,670
		363,712,448
Oil, Gas & Consumable Fuels – 8.6%
Anadarko Petroleum Corp.	1,443,952	158,069,425
BG Group PLC	1,727,136	36,504,384

See accompanying notes which are an integral part of the financial statements.

5	Semiannual Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Cabot Oil & Gas Corp.	1,402,935	$47,896,201
Carrizo Oil & Gas, Inc. (a)	328,198	22,730,993
Chevron Corp.	3,175,900	414,613,745
Continental Resources, Inc. (a)	307,193	48,548,782
Eclipse Resources Corp.	68,108	1,711,554
EOG Resources, Inc.	923,374	107,905,486
EQT Midstream Partners LP	125,900	12,179,566
Exxon Mobil Corp.	2,540,302	255,757,605
Gulfport Energy Corp. (a)	408,100	25,628,680
Memorial Resource Development Corp.	880,770	21,455,557
Noble Energy, Inc.	860,300	66,638,838
ONEOK, Inc.	465,970	31,723,238
Peabody Energy Corp.	1,097,580	17,945,433
Phillips 66 Co.	1,526,039	122,739,317
Phillips 66 Partners LP	524,859	39,658,346
PrairieSky Royalty Ltd.	82,000	2,981,678
Spectra Energy Corp.	1,305,600	55,461,888
Suncor Energy, Inc.	671,195	28,620,376
Valero Energy Partners LP	851,400	42,833,934
Whiting Petroleum Corp. (a)	1,057,300	84,848,325
YPF SA Class D sponsored ADR	745,600	24,366,208
		1,670,819,559

TOTAL ENERGY		2,034,532,007

FINANCIALS – 15.5%
Banks – 5.9%
Bank of America Corp.	14,216,814	218,512,431
Citigroup, Inc.	3,526,850	166,114,635
Huntington Bancshares, Inc.	7,955,981	75,900,059
JPMorgan Chase & Co.	5,625,206	324,124,370
Societe Generale Series A	235,998	12,362,182
SunTrust Banks, Inc.	1,195,025	47,872,702
Synovus Financial Corp.	874,923	21,330,623
U.S. Bancorp	6,228,544	269,820,526
		1,136,037,528
Capital Markets – 2.1%
Ameriprise Financial, Inc.	730,143	87,617,160
BlackRock, Inc. Class A	405,013	129,442,155
Carlyle Group LP	214,600	7,287,816
E*TRADE Financial Corp. (a)	1,968,578	41,851,968
Evercore Partners, Inc. Class A	317,600	18,306,464
Invesco Ltd.	920,857	34,762,352
Northern Trust Corp.	388,864	24,968,957
Oaktree Capital Group LLC Class A	367,134	18,353,029
State Street Corp.	379,300	25,511,718
The Blackstone Group LP	825,637	27,609,301
		415,710,920
Consumer Finance – 2.5%
Capital One Financial Corp.	4,386,648	362,337,125
Discover Financial Services	818,326	50,719,845
Navient Corp.	2,092,576	37,059,521
SLM Corp.	3,513,576	29,197,817
		479,314,308
Diversified Financial Services – 1.0%
Berkshire Hathaway, Inc.:
Class A (a)	47	8,925,324
Class B (a)	993,900	125,787,984
IntercontinentalExchange Group, Inc.	220,309	41,616,370
KBC Ancora (a)	401,778	12,139,162
		188,468,840
Insurance – 2.4%
AFLAC, Inc.	367,400	22,870,650
Direct Line Insurance Group PLC	10,025,900	46,293,162
esure Group PLC	3,090,014	14,093,186
Fairfax Financial Holdings Ltd. (sub. vtg.)	106,900	50,714,510
Marsh & McLennan Companies, Inc.	1,863,770	96,580,561
MetLife, Inc.	2,214,887	123,059,122
Principal Financial Group, Inc.	180,400	9,106,592
The Travelers Companies, Inc.	916,041	86,171,977
Unum Group	534,000	18,561,840
		467,451,600
Real Estate Investment Trusts – 1.3%
Altisource Residential Corp. Class B	1,968,143	51,230,762
American Tower Corp.	251,257	22,608,105
Boston Properties, Inc.	481,500	56,903,670
Digital Realty Trust, Inc.	503,300	29,352,456
Equity Lifestyle Properties, Inc.	451,912	19,956,434
Piedmont Office Realty Trust, Inc. Class A	1,052,787	19,939,786
Senior Housing Properties Trust (SBI)	538,912	13,090,172
Sun Communities, Inc.	721,269	35,948,047
		249,029,432
Real Estate Management & Development – 0.3%
CBRE Group, Inc. (a)	2,201,389	70,532,504

TOTAL FINANCIALS		3,006,545,132
HEALTH CARE – 13.8%
Biotechnology – 3.6%
Actelion Ltd.	254,756	32,232,322
Alexion Pharmaceuticals, Inc. (a)	703,632	109,942,500
Amgen, Inc.	1,322,120	156,499,344
Biogen Idec, Inc. (a)	489,431	154,322,489
Gilead Sciences, Inc. (a)	2,457,161	203,723,219
Vertex Pharmaceuticals, Inc. (a)	539,200	51,051,456
		707,771,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – 2.0%
Boston Scientific Corp. (a)	7,167,849	$91,533,432
Covidien PLC	1,874,090	169,005,436
Edwards Lifesciences Corp. (a)	346,142	29,712,829
Medtronic, Inc.	398,600	25,414,736
Quidel Corp. (a)(d)	514,589	11,377,563
The Cooper Companies, Inc.	393,920	53,387,978
		380,431,974
Health Care Providers & Services – 2.3%
Brookdale Senior Living, Inc. (a)	742,433	24,752,716
Catamaran Corp. (a)	750,374	33,135,863
Cigna Corp.	1,288,626	118,514,933
HCA Holdings, Inc. (a)	1,393,714	78,577,595
Henry Schein, Inc. (a)	386,641	45,882,687
McKesson Corp.	794,200	147,887,982
		448,751,776
Health Care Technology – 0.2%
Veeva Systems, Inc. Class A (d)	1,250,410	31,822,935
Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.	1,389,100	79,789,904
Fluidigm Corp. (a)(g)	312,345	9,182,943
Thermo Fisher Scientific, Inc.	995,113	117,423,334
		206,396,181
Pharmaceuticals – 4.6%
AbbVie, Inc.	2,653,021	149,736,505
Actavis PLC (a)	724,952	161,700,544
Bristol-Myers Squibb Co.	2,653,405	128,716,677
Forest Laboratories, Inc. (a)	93,800	9,286,200
Merck & Co., Inc.	1,689,905	97,761,004
Pfizer, Inc.	2,630,326	78,068,076
Roche Holding AG (participation certificate)	206,962	61,665,755
Salix Pharmaceuticals Ltd. (a)	286,931	35,392,939
Shire PLC	1,076,574	84,449,788
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,520,000	79,678,400
		886,455,888

TOTAL HEALTH CARE		2,661,630,084

INDUSTRIALS – 9.8%
Aerospace & Defense – 2.5%
Honeywell International, Inc.	1,752,972	162,938,747
Meggitt PLC	6,210,588	53,781,730
TransDigm Group, Inc.	595,363	99,580,415
United Technologies Corp.	1,445,134	166,840,720
		483,141,612
Air Freight & Logistics – 0.7%
FedEx Corp.	846,392	128,126,821
Commercial Services & Supplies – 0.2%
KAR Auction Services, Inc.	1,521,552	48,491,862
Electrical Equipment – 1.6%
Acuity Brands, Inc.	395,600	54,691,700
AMETEK, Inc.	2,892,049	151,196,322
Hubbell, Inc. Class B	857,453	105,595,337
		311,483,359
Industrial Conglomerates – 2.1%
Danaher Corp.	2,819,721	221,996,634
Roper Industries, Inc.	1,220,304	178,176,587
		400,173,221
Machinery – 0.5%
Cummins, Inc.	702,792	108,433,778
Professional Services – 0.8%
Verisk Analytics, Inc. (a)	2,298,528	137,957,651
WageWorks, Inc. (a)	316,300	15,248,823
		153,206,474
Road & Rail – 0.8%
J.B. Hunt Transport Services, Inc.	2,099,333	154,888,789
Trading Companies & Distributors – 0.6%
W.W. Grainger, Inc.	461,320	117,299,836

TOTAL INDUSTRIALS		1,905,245,752

INFORMATION TECHNOLOGY – 18.2%
Communications Equipment – 1.2%
Cisco Systems, Inc.	3,260,839	81,031,849
Juniper Networks, Inc. (a)	1,219,115	29,917,082
Polycom, Inc. (a)	680,438	8,525,888
QUALCOMM, Inc.	1,432,135	113,425,092
		232,899,911
Electronic Equipment & Components – 0.5%
TE Connectivity Ltd.	1,502,664	92,924,742
Internet Software & Services – 4.9%
ChannelAdvisor Corp. (a)	770,579	20,312,462
Cvent, Inc.	1,717,613	49,965,362
Demandware, Inc. (a)	430,260	29,847,136
Endurance International Group Holdings, Inc.	1,166,435	17,834,791
Facebook, Inc. Class A (a)	1,446,076	97,306,454
Five9, Inc.	1,370,000	9,864,000
Google, Inc.:
Class A (a)	388,684	227,251,874
Class C (a)	597,784	343,893,180
Millennial Media, Inc.	222,043	886,396
Naver Corp.	30,342	25,035,148
Opower, Inc.	919,400	17,330,690
SciQuest, Inc. (a)	216,900	3,836,961
SPS Commerce, Inc. (a)	28,525	1,802,495
Tencent Holdings Ltd.	1,274,000	19,429,552
Trulia, Inc. (a)(d)	238,940	11,320,977

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
Wix.com Ltd. (a)(d)	421,665	$8,365,834
Yahoo!, Inc. (a)	1,325,126	46,551,676
Zoopla Property Group PLC	4,054,700	15,994,887
		946,829,875
IT Services – 0.9%
Cognizant Technology Solutions Corp. Class A (a)	507,408	24,817,325
Fidelity National Information Services, Inc.	1,013,259	55,465,798
Lionbridge Technologies, Inc. (a)	796,595	4,731,774
Quindell PLC (d)	3,222,395	12,684,056
Sapient Corp. (a)	45,176	734,110
Visa, Inc. Class A	403,234	84,965,436
		183,398,499
Semiconductors & Semiconductor Equipment – 1.6%
Micron Technology, Inc. (a)	3,049,100	100,467,845
NXP Semiconductors NV (a)	3,279,525	217,038,965
		317,506,810
Software – 4.6%
Activision Blizzard, Inc.	403,800	9,004,740
Adobe Systems, Inc. (a)	1,389,029	100,510,138
Autodesk, Inc. (a)	977,000	55,083,260
CommVault Systems, Inc. (a)	508,013	24,978,999
Concur Technologies, Inc. (a)	145,400	13,571,636
Covisint Corp.	393,800	1,913,868
Electronic Arts, Inc. (a)	704,419	25,267,510
Fleetmatics Group PLC (a)	258,200	8,350,188
Imperva, Inc. (a)	890,547	23,314,520
Intuit, Inc.	380,600	30,649,718
Microsoft Corp.	7,539,403	314,393,105
MobileIron, Inc. (d)	253,600	2,414,272
Oracle Corp.	3,102,793	125,756,200
Qlik Technologies, Inc. (a)	316,359	7,156,041
salesforce.com, Inc. (a)	2,080,317	120,824,811
Ubisoft Entertainment SA (a)	483,873	8,911,530
Xero Ltd. (g)	496,188	10,161,925
		882,262,461
Technology Hardware, Storage & Peripherals – 4.5%
Apple, Inc.	8,580,292	797,366,538
Electronics for Imaging, Inc. (a)	126,226	5,705,415
Hewlett-Packard Co.	1,964,700	66,171,096
		869,243,049

TOTAL INFORMATION TECHNOLOGY		3,525,065,347

MATERIALS – 4.1%
Chemicals – 3.4%
Airgas, Inc.	1,886,555	205,464,705
Cabot Corp.	314,007	18,209,266
Eastman Chemical Co.	644,341	56,283,186
FMC Corp.	775,332	55,195,885
LyondellBasell Industries NV Class A	793,124	77,448,559
Methanex Corp.	268,577	16,604,681
Monsanto Co.	825,476	102,969,876
Potash Corp. of Saskatchewan, Inc.	933,526	35,502,071
Sigma Aldrich Corp.	490,438	49,769,648
W.R. Grace & Co. (a)	348,222	32,917,426
		650,365,303
Construction Materials – 0.2%
Vulcan Materials Co.	693,269	44,195,899
Containers & Packaging – 0.4%
Graphic Packaging Holding Co. (a)	2,608,933	30,524,516
Rock-Tenn Co. Class A	385,398	40,694,175
		71,218,691
Metals & Mining – 0.1%
Carpenter Technology Corp.	342,387	21,655,978

TOTAL MATERIALS		787,435,871

TELECOMMUNICATION SERVICES – 2.0%
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	1,567,100	55,412,656
inContact, Inc. (a)	1,403,117	12,894,645
Level 3 Communications, Inc. (a)	307,709	13,511,502
Verizon Communications, Inc.	5,447,833	266,562,469
		348,381,272
Wireless Telecommunication Services – 0.2%
Sprint Corp. (a)	579,350	4,941,856
T-Mobile U.S., Inc. (a)	1,056,650	35,524,573
		40,466,429

TOTAL TELECOMMUNICATION SERVICES		388,847,701

UTILITIES – 3.3%
Electric Utilities – 1.6%
American Electric Power Co., Inc.	997,929	55,654,500
Edison International	911,126	52,945,532
Exelon Corp.	1,486,400	54,223,872
FirstEnergy Corp.	179,100	6,218,352
NextEra Energy, Inc.	931,600	95,470,368
PPL Corp.	1,423,600	50,580,508
		315,093,132
Gas Utilities – 0.2%
National Fuel Gas Co.	535,575	41,935,523
Independent Power and Renewable Electricity Producers – 0.0%
Abengoa Yield PLC	95,900	3,626,938
NextEra Energy Partners LP	89,500	2,999,145
		6,626,083

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Independent Power Producers & Energy Traders – 0.4%
NRG Energy, Inc.	1,658,052	$61,679,534
The AES Corp.	763,904	11,878,707
		73,558,241
Multi-Utilities – 1.1%
Dominion Resources, Inc.	829,231	59,306,601
NiSource, Inc.	849,177	33,406,623
PG&E Corp.	700,034	33,615,633
Public Service Enterprise Group, Inc.	81,200	3,312,148
Sempra Energy	722,050	75,605,856
		205,246,861

TOTAL UTILITIES		642,459,840

TOTAL COMMON STOCKS
(Cost $14,072,027,767)		19,082,153,110

Convertible Preferred Stocks – 0.1%

CONSUMER STAPLES – 0.1%
Beverages – 0.1%
Ambev SA sponsored ADR	1,105,350	7,781,664
INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
MongoDB, Inc. Series F, 8.00% (g)	299,866	3,859,275
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,390,861)		11,640,939

Convertible Bonds – 0.0%
	Principal
	Amount
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Cobalt International Energy, Inc.
2.625% 12/1/19
(Cost $2,044,550)	$2,060,000	1,905,500

U.S. Treasury Obligations – 0.0%
U.S. Treasury Bills, yield at date of
purchase 0.02% 7/31/14 (e) (Cost $5,959,881)	5,960,000	5,959,887

Money Market Funds – 2.0%
Fidelity Cash Central Fund, 0.11% (b)	307,190,771	307,190,771
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	71,780,925	71,780,925
TOTAL MONEY MARKET FUNDS
TOTAL MONEY MARKET FUNDS (Cost $378,971,696)		378,971,696

TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $14,467,394,755)		19,480,631,132

NET OTHER ASSETS (LIABILITIES) – (0.6)%		(117,521,700)
NET ASSETS – 100%		$19,363,109,432

Futures Contracts
		Underlying	Unrealized
	Expiration	Face Amount	Appreciation/
	Date	at Value	(Depreciation)
Purchased
Equity Index Contracts
852 CME E-mini S&P
500 Index Contracts	Sept. 2014	$83,172,240	$1,243,400

The face value of futures purchased as a percentage of net assets is 0.4%

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,931,925.

(f)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,249,604 or 0.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 – 1/6/11	$5,645,236
Legend Pictures LLC	9/23/10	$1,549,500
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC
Class A-1	10/19/05	$11,499,000
Xero Ltd.	10/14/13	$7,545,069

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Investments (Unaudited) – continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$158,046
Fidelity Securities Lending Cash Central Fund	626,530
Total	$784,576

Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,347,819,861	$2,342,774,400	—	$5,045,461
Consumer Staples	1,790,353,179	1,738,645,113	51,708,066	—
Energy	2,034,532,007	2,034,532,007	—	—
Financials	3,006,545,132	3,006,545,132	—	—
Health Care	2,661,630,084	2,515,514,541	146,115,543	—
Industrials	1,905,245,752	1,905,245,752	—	—
Information Technology	3,528,924,622	3,514,017,026	10,161,925	4,745,671
Materials	787,435,871	787,435,871	—	—
Telecommunication Services	388,847,701	388,847,701	—	—
Utilities	642,459,840	642,459,840	—	—
Corporate Bonds	1,905,500	—	1,905,500	—
U.S. Government and Government Agency Obligations	5,959,887	—	5,959,887	—
Money Market Funds	378,971,696	378,971,696	—	—
Total Investments in Securities:	$19,480,631,132	$19,254,989,079	$215,850,921	$9,791,132

Derivative Instruments:
Assets
Futures Contracts	$1,243,400	$1,243,400	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure /	Value
Derivative Type
	Asset	Liability
Equity Risk
Futures Contracts (a)	$1,243,400	$—
Total Value of Derivatives	$1,243,400	$—

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):

United States of America	89.5%
United Kingdom	2.3%
Ireland	1.7%
Netherlands	1.5%
Switzerland	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Financial Statements

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,264,948) – See accompanying schedule:
Unaffiliated issuers (cost $14,088,423,059)	$19,101,659,436
Fidelity Central Funds (cost $378,971,696)	378,971,696
Total Investments (cost $14,467,394,755)		$19,480,631,132
Cash		535,611
Foreign currency held at value (cost $3,627,073)		3,654,620
Receivable for investments sold		126,600,993
Receivable for fund shares sold		6,103,577
Dividends receivable		14,495,853
Interest receivable		4,506
Distributions receivable from Fidelity Central Funds		186,523
Receivable for daily variation margin for derivative instruments		17,040
Other receivables		194,352
Total assets		19,632,424,207
Liabilities
Payable for investments purchased	$171,736,946
Payable for fund shares redeemed	13,651,907
Accrued management fee	8,809,771
Distribution and service plan fees payable	1,921,406
Other affiliated payables	1,271,509
Other payables and accrued expenses	142,311
Collateral on securities loaned, at value	71,780,925
Total liabilities		269,314,775
Net Assets		$19,363,109,432
Net Assets consist of:
Paid in capital		$13,514,525,394
Undistributed net investment income		97,522,201
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		736,605,572
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,014,456,265
Net Assets		$19,363,109,432

Initial Class:
Net Asset Value, offering price and redemption price per share ($7,900,076,079 ÷ 215,513,054 shares)		$36.66
Service Class:
Net Asset Value, offering price and redemption price per share ($1,712,741,958 ÷ 46,903,273 shares)		$36.52
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,606,619,831 ÷ 239,147,239 shares)		$35.99
Service Class 2R:
Net Asset Value, offering price and redemption price per share ($10,868,919 ÷ 302,560 shares)		$35.92
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,132,802,645 ÷ 31,031,527 shares)		$36.50

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

Financial Statements – continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$167,934,150
Interest		28,272
Income from Fidelity Central Funds		784,576
Total income		168,746,998
Expenses
Management fee	$51,726,566
Transfer agent fees	6,536,256
Distribution and service plan fees	11,351,725
Accounting and security lending fees	830,161
Custodian fees and expenses	170,929
Independent trustees’ compensation	37,725
Appreciation in deferred trustee compensation account	21
Audit	52,694
Legal	26,128
Miscellaneous	83,007
Total expenses before reductions	70,815,212
Expense reductions	(224,107)	70,591,105
Net investment income (loss)		98,155,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	967,218,471
Foreign currency transactions	79,110
Futures contracts	10,635,705
Total net realized gain (loss)		977,933,286
Change in net unrealized appreciation (depreciation) on:
Investment securities	143,741,632
Assets and liabilities in foreign currencies	(24,143)
Futures contracts	(3,489,584)
Total change in net unrealized appreciation (depreciation)		140,227,905
Net gain (loss)		1,118,161,191
Net increase (decrease) in net assets resulting from operations		$1,216,317,084

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2014	December 31,
	(Unaudited)	2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$98,155,893	$161,442,651
Net realized gain (loss)	977,933,286	2,522,120,761
Change in net unrealized appreciation (depreciation)	140,227,905	2,047,868,434
Net increase (decrease) in net assets resulting from operations	1,216,317,084	4,731,431,846
Distributions to shareholders from net investment income	—	(163,378,711)
Distributions to shareholders from net realized gain	—	(4,947,835)
Total distributions	—	(168,326,546)
Share transactions – net increase (decrease)	(710,691,051)	(1,968,972,139)
Redemption fees	13	359
Total increase (decrease) in net assets	505,626,046	2,594,133,520
Net Assets
Beginning of period	18,857,483,386	16,263,349,866
End of period (including undistributed net investment income of $97,522,201 and distributions in excess of net investment income of $633,692, respectively)	$19,363,109,432	$18,857,483,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Financial Highlights – Initial Class

Six months ended
June 30, 2014	Years ended December 31,
(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$34.35	$26.44	$23.02	$23.88	$20.62	$15.39
Income from Investment Operations
Net investment income (loss)E	.20	.32	.32	.25	.23	.23
Net realized and unrealized gain (loss)	2.11	7.94	3.46	(.86)	3.31	5.26
Total from investment operations	2.31	8.26	3.78	(.61)	3.54	5.49
Distributions from net investment income	—	(.34)	(.34	)H	(.25)	(.27)	(.25)
Distributions from net realized gain	—	(.01)	(.01	)H	—	(.01)	(.01)
Total distributions	—	(.35)	(.36	)L	(.25)	(.28)	(.26	)K
Redemption fees added to paid in capitalE,J	—	—	—	—	—	—
Net asset value, end of period	$36.66	$34.35	$26.44	$23.02	$23.88	$20.62
Total ReturnB,C,D	6.72%	31.29%	16.42%	(2.53)%	17.22%	35.71%
Ratios to Average Net AssetsF,I
Expenses before reductions	.63	%A	.64%	.64%	.65%	.65%	.67%
Expenses net of fee waivers, if any	.63	%A	.63%	.64%	.64%	.65%	.67%
Expenses net of all reductions	.63	%A	.62%	.63%	.63%	.63%	.65%
Net investment income (loss)	1.17	%A	1.05%	1.27%	1.03%	1.06%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$7,900,07	6	$7,654,30	5	$6,440,35	7	$6,113,44	0	$7,160,12	5	$7,405,22	8
Portfolio turnover rateG	77	%A	86%	87%	135%	117%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share. L Total distributions of $.36 per share is comprised of distributions from net investment income of $.342 and distributions from net realized gain of $.013 per share.

Financial Highlights – Service Class

Six months ended
June 30, 2014	Years ended December 31,
(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$34.24	$26.36	$22.95	$23.81	$20.55	$15.33
Income from Investment Operations
Net investment income (loss)E	.19	.29	.30	.22	.20	.21
Net realized and unrealized gain (loss)	2.09	7.91	3.44	(.85)	3.31	5.25
Total from investment operations	2.28	8.20	3.74	(.63)	3.51	5.46
Distributions from net investment income	—	(.31)	(.32	)H	(.23)	(.24)	(.23)
Distributions from net realized gain	—	(.01)	(.01	)H	—	(.01)	(.01)
Total distributions	—	(.32)	(.33)	(.23)	(.25)	(.24	)K
Redemption fees added to paid in capitalE,J	—	—	—	—	—	—
Net asset value, end of period	$36.52	$34.24	$26.36	$22.95	$23.81	$20.55
Total ReturnB,C,D	6.66%	31.14%	16.31%	(2.64)%	17.11%	35.66%
Ratios to Average Net AssetsF,I
Expenses before reductions	.73	%A	.74%	.74%	.75%	.75%	.77%
Expenses net of fee waivers, if any	.73	%A	.73%	.74%	.74%	.75%	.77%
Expenses net of all reductions	.73	%A	.72%	.73%	.73%	.73%	.75%
Net investment income (loss)	1.07	%A	.95%	1.16%	.93%	.96%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	1,712,74	2	1,688,44	8	1,374,78	1	1,277,10	1	1,379,30	5	$1,784,82	0
Portfolio turnover rateG	77	%A	86%	87%	135%	117%	145%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Financial Highlights – Service Class 2

Six months ended
June 30, 2014	Years ended December 31,
(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$33.77	$26.00	$22.64	$23.49	$20.29	$15.14
Income from Investment Operations
Net investment income (loss)E	.16	.24	.26	.18	.17	.18
Net realized and unrealized gain (loss)	2.06	7.80	3.39	(.84)	3.26	5.18
Total from investment operations	2.22	8.04	3.65	(.66)	3.43	5.36
Distributions from net investment income	—	(.26)	(.28	)H	(.19)	(.22)	(.21)
Distributions from net realized gain	—	(.01)	(.01	)H	—	(.01)	(.01)
Total distributions	—	(.27)	(.29)	(.19)	(.23)	(.21	)K
Redemption fees added to paid in capitalE,J	—	—	—	—	—	—
Net asset value, end of period	$35.99	$33.77	$26.00	$22.64	$23.49	$20.29
Total ReturnB,C,D	6.57%	30.95%	16.14%	(2.78)%	16.93%	35.47%
Ratios to Average Net AssetsF,I
Expenses before reductions	.88	%A	.89%	.89%	.90%	.90%	.92%
Expenses net of fee waivers, if any	.88	%A	.88%	.89%	.89%	.90%	.92%
Expenses net of all reductions	.88	%A	.87%	.88%	.88%	.88%	.90%
Net investment income (loss)	.92	%A	.80%	1.02%	.78%	.81%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$8,606,62	0	$8,472,78	0	$7,740,64	0	$6,980,19	1	$7,627,79	3	$7,577,73	7
Portfolio turnover rateG	77	%A	86%	87%	135%	117%	145%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

Financial Highlights – Service Class 2R

Six months ended
June 30, 2014	Years ended December 31,
(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$33.70	$25.96	$22.60	$23.44	$20.24	$15.10
Income from Investment Operations
Net investment income (loss)E	.16	.24	.26	.18	.17	.18
Net realized and unrealized gain (loss)	2.06	7.77	3.39	(.84)	3.25	5.17
Total from investment operations	2.22	8.01	3.65	(.66)	3.42	5.35
Distributions from net investment income	—	(.26)	(.27	)H	(.18)	(.21)	(.20)
Distributions from net realized gain	—	(.01)	(.01	)H	—	(.01)	(.01)
Total distributions	—	(.27)	(.29	)L	(.18)	(.22)	(.21	)K
Redemption fees added to paid in capitalE,J	—	—	—	—	—	—
Net asset value, end of period	$35.92	$33.70	$25.96	$22.60	$23.44	$20.24
Total ReturnB,C,D	6.59%	30.90%	16.15%	(2.79)%	16.94%	35.46%
Ratios to Average Net AssetsF,I
Expenses before reductions	.88	%A	.89%	.89%	.90%	.90%	.92%
Expenses net of fee waivers, if any	.88	%A	.88%	.89%	.89%	.90%	.92%
Expenses net of all reductions	.88	%A	.87%	.88%	.88%	.88%	.90%
Net investment income (loss)	.92	%A	.80%	1.02%	.78%	.81%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$10,86	9	$10,59	2	$8,72	7	$8,04	2	$10,94	2	$13,28	5
Portfolio turnover rateG	77	%A	86%	87%	135%	117%	145%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.21 per share is comprised of distributions from net investment income of $.200 and distributions from net realized gain of $.005 per share. LTotal distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Financial Highlights – Investor Class

Six months ended
June 30, 2014	Years ended December 31,
(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$34.22	$26.35	$22.94	$23.80	$20.56	$15.34
Income from Investment Operations
Net investment income (loss)E	.19	.29	.30	.23	.21	.21
Net realized and unrealized gain (loss)	2.09	7.91	3.45	(.86)	3.30	5.25
Total from investment operations	2.28	8.20	3.75	(.63)	3.51	5.46
Distributions from net investment income	—	(.32)	(.32	)H	(.23)	(.26)	(.24)
Distributions from net realized gain	—	(.01)	(.01	)H	—	(.01)	(.01)
Total distributions	—	(.33)	(.34	)L	(.23)	(.27)	(.24	)K
Redemption fees added to paid in capitalE,J	—	—	—	—	—	—
Net asset value, end of period	$36.50	$34.22	$26.35	$22.94	$23.80	$20.56
Total ReturnB,C,D	6.66%	31.15%	16.34%	(2.62)%	17.10%	35.66%
Ratios to Average Net AssetsF,I
Expenses before reductions	.71	%A	.72%	.73%	.73%	.74%	.77%
Expenses net of fee waivers, if any	.71	%A	.71%	.73%	.73%	.73%	.77%
Expenses net of all reductions	.71	%A	.71%	.71%	.71%	.72%	.75%
Net investment income (loss)	1.09	%A	.97%	1.18%	.94%	.98%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	1,132,80	3	1,031,35	8	$698,84	5	$577,02	1	$570,84	1	$457,47	6
Portfolio turnover rateG	77	%A	86%	87%	135%	117%	145%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.24 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.005 per share. LTotal distributions of $.34 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP ContrafundSM Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than 01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When

Semiannual Report	16

3. Significant Accounting Policies – continued

Investment Valuation – continued

independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund’s Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

17	Semiannual Report

Notes to Financial Statements (Unaudited) – continued

3. Significant Accounting Policies – continued

Income Tax Information and Distributions to Shareholders – continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,149,856,350
Gross unrealized depreciation	(169,150,905)
Net unrealized appreciation (depreciation) on securities and other investments	$4,980,705,445

Tax cost	$14,499,925,687

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(179,535,151)

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund’s use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report	18

4. Derivative Instruments – continued

Risk Exposures and the Use of Derivative Instruments – continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts.” The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $10,635,705 and a change in net unrealized appreciation (depreciation) of $(3,489,584) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,138,835,083 and $7,694,984,288, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of 30% of the Fund’s average net assets and an annualized group fee rate that averaged 25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was 55% of the Fund’s average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of 10% of Service Class’ average net assets and 25% of Service Class 2’s and Service Class 2R’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$834,019
Service Class 2	10,504,639
Service Class 2R	13,067
$11,351,725

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$2,483,993
Service Class	542,610
Service Class 2	2,728,702
Service Class 2R	3,382
Investor Class	777,569
$6,536,256

19	Semiannual Report

Notes to Financial Statements (Unaudited) – continued

6. Fees and Other Transactions with Affiliates – continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $126,249 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,099 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund’s custodian and/or invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $626,530, including $1,518 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $224,101 for the period. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	June 30, 2014	December 31, 2013
From net investment income
Initial Class	$—	$74,639,848
Service Class	—	15,078,586
Service Class 2	—	64,224,245
Service Class 2R	—	82,385
Investor Class	—	9,353,647
Total	$—	$163,378,711
From net realized gain
Initial Class	$—	$1,987,452
Service Class	—	442,043
Service Class 2	—	2,249,098
Service Class 2R	—	2,841
Investor Class	—	266,401
Total	$—	$4,947,835

Semiannual Report	20

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,
	2014	2013	2014	2013
Initial Class
Shares sold	5,467,484	8,443,448	$190,086,861	$260,463,356
Reinvestment of distributions	—	2,327,682	—	76,627,300
Shares redeemed	(12,783,858)	(31,488,580)	(444,744,401)	(952,835,862)
Net increase (decrease)	(7,316,374)	(20,717,450)	$(254,657,540	$(615,745,206)
Service Class
Shares sold	715,807	3,357,075	$24,811,101	$99,734,652
Reinvestment of distributions	—	473,046	—	15,520,629
Shares redeemed	(3,130,600)	(6,669,302)	(108,435,008)	(202,333,378)
Net increase (decrease)	(2,414,793)	(2,839,181)	$(83,623,907)	$(87,078,097)
Service Class 2
Shares sold	8,957,222	20,920,336	$306,730,526	$626,652,763
Reinvestment of distributions	—	2,054,182	—	66,473,343
Shares redeemed	(20,733,020)	(69,773,617)	(709,532,380)	(2,068,437,076)
Net increase (decrease)	(11,775,798)	(46,799,099)	$(402,801,854)	$(1,375,310,970)
Service Class 2R
Shares sold	12,722	46,981	$435,804	$1,393,336
Reinvestment of distributions	—	2,639	—	85,226
Shares redeemed	(24,429)	(71,564)	(827,092)	(2,147,878)
Net increase (decrease)	(11,707)	(21,944)	$(391,288)	$(669,316)
Investor Class
Shares sold	1,453,863	4,323,390	$50,193,351	$130,507,518
Reinvestment of distributions	—	293,384	—	9,620,048
Shares redeemed	(559,871)	(1,000,682)	(19,409,813)	(30,296,116)
Net increase (decrease)	893,992	3,616,092	$30,783,538	$109,831,450

12. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund and 2 otherwise unaffiliated shareholders were the owners of record of 22% of the total outstanding shares of the Fund.

21	Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong)
Limited Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

VIPCON-SANN-0814

1.705691.116

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semiannual Report

June 30, 2014

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.
Investments	5	A complete list of the fund’s investments with their market values.
Financial Statements	13	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	18	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.54%
Actual		$1,000.00	$1,078.70	$2.78
HypotheticalA		$1,000.00	$1,022.12	$2.71
Service Class	.64%
Actual		$1,000.00	$1,078.10	$3.30
HypotheticalA		$1,000.00	$1,021.62	$3.21
Service Class 2.79%
Actual		$1,000.00	$1,077.50	$4.07
HypotheticalA		$1,000.00	$1,020.88	$3.96
Service Class 2R	.79%
Actual		$1,000.00	$1,077.10	$4.07
HypotheticalA		$1,000.00	$1,020.88	$3.96
Investor Class	.62%
Actual		$1,000.00	$1,078.50	$3.20
HypotheticalA		$1,000.00	$1,021.72	$3.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one–half year period).

3	Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
JPMorgan Chase & Co.	4.0	4.1
Chevron Corp.	3.1	3.0
Cisco Systems, Inc.	2.5	2.3
MetLife, Inc.	2.4	2.4
General Electric Co.	2.3	2.7
Johnson & Johnson	2.1	1.9
Procter & Gamble Co.	2.0	2.1
Wells Fargo & Co.	1.8	3.1
Exxon Mobil Corp.	1.8	2.6
Verizon Communications, Inc.	1.8	1.4
	23.8

Top Five Market Sectors as of June 30, 2014
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	24.3	22.2
Energy	15.5	14.2
Information Technology	12.7	11.9
Consumer Staples	10.2	9.4
Industrials	9.5	10.5

Asset Allocation (% of fund’s net assets)

Semiannual Report	4

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 91.8%
	Shares	Value

CONSUMER DISCRETIONARY – 6.8%
Auto Components – 0.2%
Gentex Corp.	492,457	$14,325,574
Hotels, Restaurants & Leisure – 2.1%
Darden Restaurants, Inc.	588,999	27,252,984
McDonald’s Corp. (i)	621,000	62,559,540
Texas Roadhouse, Inc. Class A	550,397	14,310,322
Yum! Brands, Inc. (i)	391,100	31,757,320
		135,880,166
Leisure Products – 0.3%
New Academy Holding Co. LLC unit (a)(j)(k)	127,200	15,325,056
Media – 1.7%
Comcast Corp. Class A	1,607,743	86,303,644
Sinclair Broadcast Group, Inc. Class A	766,104	26,622,114
		112,925,758
Multiline Retail – 1.7%
Kohl’s Corp.	702,275	36,995,847
Target Corp.	1,322,160	76,619,172
		113,615,019
Specialty Retail – 0.8%
Abercrombie & Fitch Co. Class A (e)	381,419	16,496,372
Foot Locker, Inc.	344,485	17,472,279
PetSmart, Inc. (e)	162,600	9,723,480
Staples, Inc.	944,036	10,233,350
		53,925,481

TOTAL CONSUMER DISCRETIONARY	.	445,997,054

CONSUMER STAPLES – 10.1%
Beverages – 2.1%
Molson Coors Brewing Co. Class B	419,800	31,132,368
PepsiCo, Inc.	290,057	25,913,692
The Coca-Cola Co.	1,877,541	79,532,637
		136,578,697
Food & Staples Retailing – 1.5%
CVS Caremark Corp.	474,300	35,747,991
Wal-Mart Stores, Inc.	400,578	30,071,390
Walgreen Co.	426,007	31,579,899
		97,399,280
Food Products – 0.8%
B&G Foods, Inc. Class A	181,113	5,920,584
Kellogg Co.	737,857	48,477,205
		54,397,789
Household Products – 2.0%
Procter & Gamble Co.	1,677,919	131,867,654
Tobacco – 3.7%
Altria Group, Inc. (i)	1,774,896	74,439,138
British American Tobacco PLC sponsored ADR	258,117	30,736,572
Japan Tobacco, Inc.	98,500	3,591,518
Lorillard, Inc.	1,165,715	71,073,644
Philip Morris International, Inc. (i)	413,484	34,860,836
Reynolds American, Inc.	557,300	33,633,055
		248,334,763

TOTAL CONSUMER STAPLES	.	668,578,183

ENERGY – 15.0%
Energy Equipment & Services – 1.8%
Ensco PLC Class A	496,176	27,572,500
National Oilwell Varco, Inc.	363,706	29,951,189
Noble Corp.	796,165	26,719,297
Schlumberger Ltd.	312,302	36,836,021
		121,079,007
Oil, Gas & Consumable Fuels – 13.2%
Access Midstream Partners LP	232,400	14,769,020
Anadarko Petroleum Corp.	320,786	35,116,443
Apache Corp.	548,868	55,227,098
Cameco Corp. (e)	472,100	9,260,159
Canadian Natural Resources Ltd. (e)	921,500	42,342,107
Chevron Corp.	1,551,180	202,506,549
CONSOL Energy, Inc.	642,535	29,601,587
EV Energy Partners LP	600,024	23,772,951
Exxon Mobil Corp.	1,166,669	117,460,235
Foresight Energy LP	227,800	4,624,340
Gazprom OAO sponsored ADR (Reg. S)	349,500	3,045,893
Holly Energy Partners LP	302,944	10,418,244
HollyFrontier Corp.	152,485	6,662,070
Imperial Oil Ltd.	330,100	17,395,176
Legacy Reserves LP	303,301	9,475,123
Markwest Energy Partners LP	664,329	47,552,670
Occidental Petroleum Corp.	399,187	40,968,562
Royal Dutch Shell PLC Class A sponsored ADR	363,029	29,902,699
Scorpio Tankers, Inc.	327,173	3,327,349
Suncor Energy, Inc.	1,240,500	52,896,069
The Williams Companies, Inc.	1,783,249	103,802,924
Williams Partners LP	155,800	8,458,382
		868,585,650

TOTAL ENERGY	.	989,664,657

FINANCIALS – 23.2%
Banks – 9.5%
Bank of America Corp.	690,800	10,617,596
CIT Group, Inc. (i)	187,438	8,577,163
Citigroup, Inc.	878,900	41,396,190
Comerica, Inc.	268,748	13,480,400
FirstMerit Corp.	434,121	8,573,890
JPMorgan Chase & Co.	4,523,164	260,624,709
M&T Bank Corp.	497,591	61,726,164
PNC Financial Services Group, Inc.	182,500	16,251,625

See accompanying notes which are an integral part of the financial statements.

5	Semiannual Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

FINANCIALS – continued
Banks – continued
Standard Chartered PLC (United Kingdom)	1,042,321	$21,298,908
U.S. Bancorp	1,436,638	62,235,158
Valley National Bancorp (e)	583,100	5,778,521
Wells Fargo & Co.	2,236,486	117,549,704
		628,110,028
Capital Markets – 5.7%
Apollo Global Management LLC Class A	415,450	11,516,274
Apollo Investment Corp.	2,303,063	19,829,372
Ares Capital Corp.	834,895	14,911,225
Ares Management LP	294,400	5,646,592
Ashmore Group PLC	2,159,042	13,671,443
BlackRock, Inc. Class A (i)	95,157	30,412,177
Carlyle Group LP	364,900	12,392,004
Charles Schwab Corp.	505,969	13,625,745
Greenhill & Co., Inc.	141,703	6,978,873
Invesco Ltd.	357,900	13,510,725
KKR & Co. LP	4,306,421	104,775,223
Morgan Stanley, Inc.	973,375	31,469,214
State Street Corp.	397,902	26,762,889
The Blackstone Group LP	2,125,526	71,077,589
		376,579,345
Diversified Financial Services – 0.6%
Berkshire Hathaway, Inc. Class B (a)	241,617	30,579,048
TPG Specialty Lending, Inc.	321,000	7,007,430
		37,586,478
Insurance – 4.8%
ACE Ltd.	523,311	54,267,351
Allied World Assurance Co. Holdings Ltd.	87,900	3,341,958
Brasil Insurance Participacoes e Administracao SA	1,383,500	6,731,217
esure Group PLC	1,575,600	7,186,124
MetLife, Inc.	2,810,170	156,133,045
Prudential Financial, Inc. (i)	296,662	26,334,686
The Chubb Corp.	346,000	31,890,820
The Travelers Companies, Inc.	352,245	33,135,687
		319,020,888
Real Estate Investment Trusts – 2.4%
American Capital Agency Corp.	1,122,548	26,278,849
Annaly Capital Management, Inc.	2,059,609	23,541,331
CBL & Associates Properties, Inc.	719,900	13,678,100
Coresite Realty Corp.	266,347	8,808,095
First Potomac Realty Trust	1,231,757	16,160,652
Home Properties, Inc.	397,272	25,409,517
Piedmont Office Realty Trust, Inc. Class A	405,824	7,686,307
Retail Properties America, Inc.	962,132	14,797,590
Two Harbors Investment Corp.	1,464,834	15,351,460
Ventas, Inc.	109,690	7,031,129
		158,743,030
Real Estate Management & Development – 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(k)	257,800	4,802,814
Thrifts & Mortgage Finance – 0.1%
Radian Group, Inc.	323,608	4,792,634

TOTAL FINANCIALS	.	1,529,635,217
HEALTH CARE – 7.9%
Biotechnology – 0.4%
Amgen, Inc.	207,300	24,538,101
Health Care Equipment & Supplies – 0.6%
Baxter International, Inc.	234,700	16,968,810
Covidien PLC	185,800	16,755,444
Meridian Bioscience, Inc.	40,052	826,673
St. Jude Medical, Inc.	105,946	7,336,761
		41,887,688
Health Care Providers & Services – 0.9%
Aetna, Inc.	106,864	8,664,533
Quest Diagnostics, Inc.	259,082	15,205,523
UnitedHealth Group, Inc.	434,523	35,522,255
		59,392,311
Pharmaceuticals – 6.0%
AbbVie, Inc.	122,724	6,926,543
Astellas Pharma, Inc.	1,581,900	20,802,881
AstraZeneca PLC sponsored ADR	415,740	30,893,639
Johnson & Johnson	1,313,768	137,446,408
Merck & Co., Inc.	1,331,794	77,044,283
Pfizer, Inc.	2,236,912	66,391,548
Sanofi SA	186,368	19,808,971
Teva Pharmaceutical Industries Ltd. sponsored ADR (i)	711,422	37,292,741
		396,607,014

TOTAL HEALTH CARE	.	522,425,114
INDUSTRIALS – 9.0%
Aerospace & Defense – 0.8%
United Technologies Corp.	448,371	51,764,432
Air Freight & Logistics – 2.2%
C.H. Robinson Worldwide, Inc. (i)	535,028	34,129,436
PostNL NV (a)	1,952,500	9,223,776
United Parcel Service, Inc. Class B	1,009,137	103,598,004
		146,951,216
Airlines – 0.1%
Copa Holdings SA Class A	22,200	3,165,054
Commercial Services & Supplies – 1.3%
Intrum Justitia AB	421,308	12,573,252

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks – continued
	Shares	Value

INDUSTRIALS – continued
Commercial Services & Supplies – continued
KAR Auction Services, Inc.	402,500	$12,827,675
Republic Services, Inc.	1,643,826	62,416,073
		87,817,000
Construction & Engineering – 0.0%
MasTec, Inc. (a)	75,385	2,323,366
Electrical Equipment – 0.5%
Eaton Corp. PLC	138,200	10,666,276
Emerson Electric Co.	197,603	13,112,935
Hubbell, Inc. Class B	88,382	10,884,243
		34,663,454
Industrial Conglomerates – 2.3%
General Electric Co.	5,880,476	154,538,909
Machinery – 0.8%
Cummins, Inc. (i)	129,100	19,918,839
Stanley Black & Decker, Inc. (i)	389,453	34,201,762
		54,120,601
Professional Services – 0.5%
Acacia Research Corp.	524,326	9,306,787
Bureau Veritas SA	221,800	6,156,217
Michael Page International PLC	1,887,699	13,923,921
		29,386,925
Road & Rail – 0.4%
Union Pacific Corp.	227,954	22,738,412
Trading Companies & Distributors – 0.1%
Now, Inc.	90,926	3,292,430

TOTAL INDUSTRIALS	.	590,761,799

INFORMATION TECHNOLOGY – 11.8%
Communications Equipment – 2.9%
Cisco Systems, Inc.	6,584,831	163,633,050
QUALCOMM, Inc.	335,039	26,535,089
		190,168,139
Electronic Equipment & Components – 0.5%
Hitachi Ltd.	1,321,000	9,681,699
TE Connectivity Ltd.	410,561	25,389,092
		35,070,791
Internet Software & Services – 0.3%
Yahoo!, Inc. (a)	620,600	21,801,678
IT Services – 3.4%
Accenture PLC Class A	209,971	16,974,056
IBM Corp.	631,823	114,530,555
Paychex, Inc.	1,966,369	81,722,296
Xerox Corp.	1,059,532	13,180,578
		226,407,485
Semiconductors & Semiconductor Equipment – 1.9%
Applied Materials, Inc. (i)	2,455,100	55,362,505
Broadcom Corp. Class A (i)	1,854,260	68,830,131
		124,192,636
Software – 1.8%
CA Technologies, Inc.	585,917	16,839,255
Microsoft Corp. (i)	2,380,624	99,272,021
		116,111,276
Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.	271,957	25,272,964
EMC Corp.	558,764	14,717,844
First Data Holdings, Inc. Class B (h)(k)	6,341,091	25,364,364
		65,355,172

TOTAL INFORMATION TECHNOLOGY	.	779,107,177

MATERIALS – 1.4%
Chemicals – 0.5%
Potash Corp. of Saskatchewan, Inc.	169,700	6,453,705
RPM International, Inc.	374,252	17,282,957
Tronox Ltd. Class A	200,000	5,380,000
		29,116,662
Metals & Mining – 0.9%
Commercial Metals Co.	754,827	13,066,055
Freeport-McMoRan Copper & Gold, Inc.	1,197,478	43,707,947
Goldcorp, Inc.	35,300	985,178
SunCoke Energy Partners LP	98,489	2,974,368
		60,733,548

TOTAL MATERIALS	.	89,850,210

TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	1,743,393	61,646,376
Verizon Communications, Inc.	2,367,344	115,834,142
Verizon Communications, Inc. CDI	335,115	16,420,635
		193,901,153
Wireless Telecommunication Services – 0.5%
Vodafone Group PLC	9,595,380	32,070,452

TOTAL TELECOMMUNICATION SERVICES		225,971,605

UTILITIES – 3.2%
Electric Utilities – 3.2%
American Electric Power Co., Inc.	819,271	45,690,744
Exelon Corp.	423,400	15,445,632
Hawaiian Electric Industries, Inc. (e)	563,987	14,280,151
Pinnacle West Capital Corp.	108,900	6,298,776
PPL Corp. (i)	1,227,547	43,614,745

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

UTILITIES – continued
Electric Utilities – continued
Southern Co.	1,439,177	$65,309,852
Xcel Energy, Inc.	678,494	21,867,862
		212,507,762
Independent Power and Renewable Electricity Producers – 0.0%
NextEra Energy Partners LP	30,500	1,022,055

TOTAL UTILITIES	.	213,529,817

TOTAL COMMON STOCKS (Cost $4,543,417,274)	.	6,055,520,833

Preferred Stocks – 1.6%

Convertible Preferred Stocks – 1.2%

CONSUMER STAPLES – 0.1%
Food Products – 0.1%
Post Holdings, Inc. 5.25% (a)	35,200	3,705,856
FINANCIALS – 0.3%
Real Estate Investment Trusts – 0.3%
American Tower Corp. Series A, 5.25% (a)	32,000	3,404,800
Crown Castle International Corp. Series A, 4.50%	113,000	11,445,770
Weyerhaeuser Co. Series A, 6.375%	111,500	6,348,531
		21,199,101
HEALTH CARE – 0.1%
Health Care Equipment & Supplies – 0.1%
Alere, Inc. 3.00%	29,880	9,408,017
INDUSTRIALS – 0.1%
Aerospace & Defense – 0.1%
United Technologies Corp. 7.50%	81,200	5,293,428
UTILITIES – 0.6%
Electric Utilities – 0.2%
NextEra Energy, Inc.:
5.889%	49,807	3,234,965
Series E, 5.599%	158,600	10,653,162
		13,888,127
MultiBUtilities – 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	138,300	7,901,079
Dominion Resources, Inc.:
6.375% (a)	132,000	6,946,500
Series A, 6.125%	85,500	4,929,075
Series B, 6.00%	99,000	5,743,980
		25,520,634

TOTAL UTILITIES	.	39,408,761

TOTAL CONVERTIBLE PREFERRED STOCKS		79,015,163
Nonconvertible Preferred Stocks – 0.4%

FINANCIALS – 0.4%
Consumer Finance – 0.4%
Ally Financial, Inc.:
7.00% (f)	19,863	19,913,279
Series A, 8.50%	155,954	4,307,449
		24,220,728

TOTAL PREFERRED STOCKS (Cost $89,580,008)	.	103,235,891

Corporate Bonds – 3.6%
	Principal
	Amount (d)

Convertible Bonds – 3.3%

CONSUMER DISCRETIONARY – 0.3%
Automobiles – 0.2%
Ford Motor Co. 4.25% 11/15/16		$2,070,000	4,136,274
Volkswagen International Finance
NV 5.5% 11/9/15 (f)	EUR	6,400,000	10,277,856
			14,414,130
Diversified Consumer Services – 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (f)		2,600,000	2,705,625
Media – 0.0%
Liberty Media Corp. 3.5%
1/15/31		2,472,825	2,258,594

TOTAL CONSUMER DISCRETIONARY			19,378,349

ENERGY – 0.5%
Oil, Gas & Consumable Fuels – 0.5%
Amyris, Inc. 3% 2/27/17		1,383,000	1,151,265
BPZ Energy, Inc. 8.5% 10/1/17		2,730,000	3,177,038
Chesapeake Energy Corp. 2.5%
5/15/37		9,290,000	9,947,732
Clean Energy Fuels Corp. 5.25%
10/1/18 (f)		3,600,000	3,548,880
Scorpio Tankers, Inc. 2.375%
7/1/19 (f)		4,000,000	4,234,400
Ship Finance International Ltd.
3.25% 2/1/18		7,260,000	8,207,430
			30,266,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Corporate Bonds – continued

	Principal	Value
	Amount (d)

Convertible Bonds – continued

FINANCIALS – 0.4%
Capital Markets – 0.1%
Ares Capital Corp. 5.75% 2/1/16	$6,190,000	$6,584,613
Insurance – 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18	4,760,000	7,854,000
Thrifts & Mortgage Finance – 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)	10,438,000	13,398,217

TOTAL FINANCIALS	.	27,836,830

HEALTH CARE – 0.8%
Biotechnology – 0.0%
Gilead Sciences, Inc. 1.625% 5/1/16	630,000	2,295,776
Health Care Equipment & Supplies – 0.1%
Teleflex, Inc. 3.875% 8/1/17	3,510,000	6,118,632
Health Care Providers & Services – 0.5%
HealthSouth Corp. 2% 12/1/43	10,178,000	11,107,251
Molina Healthcare, Inc. 1.125% 1/15/20	4,080,000	5,097,450
WellPoint, Inc. 2.75% 10/15/42	13,310,000	20,430,850
		36,635,551
Pharmaceuticals – 0.2%
Theravance, Inc. 2.125% 1/15/23	7,290,000	10,515,825

TOTAL HEALTH CARE	.	55,565,784

INDUSTRIALS – 0.2%
Construction & Engineering – 0.1%
Layne Christensen Co. 4.25% 11/15/18 (f)	2,780,000	2,490,972
MasTec, Inc. 4.25% 12/15/14	2,080,000	4,173,000
		6,663,972
Machinery – 0.1%
Navistar International Corp. 4.75% 4/15/19 (f)	6,710,000	7,154,873

TOTAL INDUSTRIALS	.	13,818,845
INFORMATION TECHNOLOGY – 0.9%
Communications Equipment – 0.3%
InterDigital, Inc. 2.5% 3/15/16	12,210,000	13,477,398
Liberty Interactive LLC 0.75% 3/30/43	3,250,000	4,367,350
		17,844,748
Semiconductors & Semiconductor Equipment – 0.5%
Canadian Solar, Inc. 4.25% 2/15/19 (f)	5,020,000	5,227,326
GT Advanced Technologies, Inc.:
3% 10/1/17	9,240,000	22,972,950
3% 12/15/20	1,890,000	3,305,232
		31,505,508
Software – 0.1%
TiVo, Inc. 4% 3/15/16 (f)	8,310,000	11,018,229

TOTAL INFORMATION TECHNOLOGY	.	60,368,485

MATERIALS – 0.1%
Metals & Mining – 0.1%
Newmont Mining Corp. 1.25% 7/15/14	5,130,000	5,130,000
UTILITIES – 0.1%
Electric Utilities – 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (f)	6,400,000	7,576,000

TOTAL CONVERTIBLE BONDS	.	219,941,038

Nonconvertible Bonds – 0.3%

INDUSTRIALS – 0.2%
Commercial Services & Supplies – 0.2%
APX Group, Inc.:
6.375% 12/1/19	2,585,000	2,681,938
8.75% 12/1/20	6,530,000	6,627,950
		9,309,888
MATERIALS – 0.1%
Metals & Mining – 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	3,775,000	3,850,500
Walter Energy, Inc. 8.5% 4/15/21	5,250,000	2,940,000
		6,790,500
TOTAL NONCONVERTIBLE BONDS	.	16,100,388

TOTAL CORPORATE BONDS
(Cost $196,529,630)		236,041,426

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Investments (Unaudited) – continued

Preferred Securities – 0.0%
	Principal Amount (d)		Value

FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
Baggot Securities Ltd. 10.24% (f)(g)
(Cost $3,931,534)	EUR	2,560,000	$3,987,034

Money Market Funds – 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	221,223,706	$221,223,706
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	46,989,775	46,989,775

TOTAL MONEY MARKET FUNDS
(Cost $268,213,481)	.	268,213,481

TOTAL INVESTMENT PORTFOLIO – 101.1%
(Cost $5,101,671,927)	.	6,666,998,665

NET OTHER ASSETS (LIABILITIES) – (1.1)%		(74,153,276)
NET ASSETS – 100%	.	$6,592,845,389

Written Options
	Expiration
	Date/Exercise	Number of
	Price	Contracts	Premium	Value

Call Options
Altria Group, Inc.	9/20/14 - $43.00	8,874	$480,161	$(545,751)
Applied Materials, Inc.	7/19/14 - $23.00	4,910	201,315	(220,950)
BlackRock, Inc. Class A	10/18/14 - $320.00	476	412,873	(597,380)
Broadcom Corp. Class A	8/16/14 - $41.00	6,119	348,185	(131,558)
C.H. Robinson Worldwide, Inc.	7/19/14 - $62.50	1,766	107,653	(278,145)
CIT Group, Inc.	7/19/14 - $50.00	937	99,695	(7,496)
Cummins, Inc.	9/20/14 - $165.00	646	214,726	(122,740)
McDonald’s Corp.	9/20/14 - $105.00	3,105	315,523	(254,610)
Microsoft Corp.	7/19/14 - $42.00	3,690	273,829	(149,445)
Philip Morris International, Inc.	7/19/14 - $90.00	2,067	110,437	(12,402)
PPL Corp.	7/19/14 - $34.00	6,138	147,309	(951,390)
Prudential Financial, Inc.	9/20/14 - $95.00	1,483	218,604	(150,525)
Stanley Black & Decker, Inc.	7/19/14 - $85.00	1,900	286,134	(598,500)
Teva Pharmaceutical Industries Ltd. sponsored ADR	7/19/14 - $55.00	2,348	120,943	(34,046)
Yum! Brands, Inc.	7/19/14 - $82.50	1,291	95,909	(130,391)
TOTAL WRITTEN OPTIONS			$3,433,296	$(4,185,329)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Currency Abbreviations

EUR – European Monetary Unit

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Amount is stated in United States dollars unless otherwise noted.

(e)	Security or a portion of the security is on loan at period end.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,383,191 or 1.4% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(i)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $250,280,242.

(j)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(k)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,492,234 or 0.7% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 – 10/23/12	$5,156,000
First Data Holdings, Inc. Class B	6/26/14	$25,364,364
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,720
Fidelity Securities Lending Cash Central Fund	203,103
Total	$276,823

Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$445,997,054	$430,671,998	$—	$15,325,056
Consumer Staples	672,284,039	668,692,521	3,591,518	—
Energy	989,664,657	989,664,657	—	—
Financials	1,575,055,046	1,532,544,652	37,707,580	4,802,814
Health Care	531,833,131	491,221,279	40,611,852	—
Industrials	596,055,227	596,055,227	—	—
Information Technology	779,107,177	744,061,114	9,681,699	25,364,364
Materials	89,850,210	89,850,210	—	—
Telecommunication Services	225,971,605	193,901,153	32,070,452	—
Utilities	252,938,578	231,149,372	21,789,206	—
Corporate Bonds	236,041,426	5,130,000	230,911,426	—
Preferred Securities	3,987,034	—	3,987,034	—
Money Market Funds	268,213,481	268,213,481	—	—
Total Investments in Securities:	$6,666,998,665	$6,241,155,664	$380,350,767	$45,492,234

Derivative Instruments:
Liabilities
Written Options	$(4,185,329)	$(4,185,329)	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

Investments (Unaudited) – continued

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure /	Value
Derivative Type
	Asset	Liability
Equity Risk
Written Options (a)	$—	$(4,185,329)
Total Value of Derivatives	$—	$(4,185,329)

(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):

United States of America	89.5%
United Kingdom	3.6%
Canada	2.0%
Switzerland	1.2%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Financial Statements

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,347,915) – See accompanying schedule:
Unaffiliated issuers (cost $4,833,458,446)	$6,398,785,184
Fidelity Central Funds (cost $268,213,481)	268,213,481
Total Investments (cost $5,101,671,927)		$6,666,998,665
Cash		670,471
Receivable for investments sold		7,977,365
Receivable for fund shares sold		1,500,122
Dividends receivable		12,051,599
Interest receivable		1,799,517
Distributions receivable from Fidelity Central Funds		65,285
Other receivables		417,293
Total assets		6,691,480,317

Liabilities
Payable for investments purchased
Regular delivery	$13,152,309
Delayed delivery	25,364,364
Payable for fund shares redeemed	5,145,114
Accrued management fee	2,461,532
Distribution and service plan fees payable	408,835
Written options, at value (premium received $3,433,296)	4,185,329
Other affiliated payables	484,359
Other payables and accrued expenses	443,311
Collateral on securities loaned, at value	46,989,775
Total Liabilities		98,634,928

Net Assets		$6,592,845,389
Net Assets consist of:
Paid in capital		4,622,203,835
Undistributed net investment income		104,213,595
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		301,811,675
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,564,616,284
Net Assets		$6,592,845,389

Initial Class:
Net Asset Value, offering price and redemption price per share ($3,996,200,038 ÷ 159,646,519 shares)		$25.03

Service Class:
Net Asset Value, offering price and redemption price per share ($400,886,523 ÷ 16,084,395 shares)		$24.92

Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,796,598,803 ÷ 73,159,936 shares)		$24.56

Service Class 2R:
Net Asset Value, offering price and redemption price per share ($14,138,155 ÷ 579,329 shares)		$24.40

Investor Class:
Net Asset Value, offering price and redemption price per share ($385,021,870 ÷ 15,440,845 shares)		$24.94

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Financial Statements – continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$97,719,645
Special dividends		22,197,225
Interest		3,684,328
Income from Fidelity Central Funds		276,823
Total income		123,878,021

Expenses
Management fee	$14,329,873
Transfer agent fees	2,218,402
Distribution and service plan fees	2,385,787
Accounting and security lending fees	570,300
Custodian fees and expenses	67,001
Independent trustees' compensation	13,086
Appreciation in deferred trustee compensation account	156
Audit	47,756
Legal	8,341
Miscellaneous	29,680
Total expenses before reductions	19,670,382
Expense reductions	(77,956)	19,592,426

Net investment income (loss)		104,285,595
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	332,007,113
Foreign currency transactions	18,046
Written options	3,686,555
Total net realized gain (loss)		335,711,714
Change in net unrealized appreciation (depreciation) on:
Investment securities	38,980,720
Assets and liabilities in foreign currencies	(34,261)
Written options	2,517,579
Total change in net unrealized appreciation (depreciation)		41,464,038
Net gain (loss)		377,175,752
Net increase (decrease) in net assets resulting from operations		$481,461,347

Statement of Changes in Net Assets
	Six months ended	Year ended
	June 30, 2014	December 31,
	(Unaudited)	2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,285,595	$144,508,656
Net realized gain (loss)	335,711,714	426,826,124
Change in net unrealized appreciation (depreciation)	41,464,038	930,403,753
Net increase (decrease) in net assets resulting from operations	481,461,347	1,501,738,533
Distributions to shareholders from net investment income	—	(147,533,373)
Distributions to shareholders from net realized gain	(22,861,605)	(403,959,921)
Total distributions	(22,861,605)	(551,493,294)
Share transactions – net increase (decrease)	(324,269,241)	(90,118,096)
Redemption fees	3,177	144
Total increase (decrease) in net assets	134,333,678	860,127,287

Net Assets
Beginning of period	6,458,511,711	5,598,384,424
End of period (including undistributed net investment income of $104,213,595 and distributions in excess of net investment income of $72,000, respectively)	$6,592,845,389	$6,458,511,711

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Financial Highlights – Initial Class
Six months ended
June 30, 2014	Years ended December 31,
(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$23.29	$19.94	$18.69	$19.02	$16.81	$13.18
Income from Investment Operations
Net investment income (loss)E	.40	H	.56	.59	.48	.30	.33
Net realized and unrealized gain (loss)	1.42	4.96	2.59	(.31)	2.24	3.64
Total from investment operations	1.82	5.52	3.18	.17	2.54	3.97
Distributions from net investment income	—	(.60)	(.63	)I	(.50)	(.33)	(.34)
Distributions from net realized gain	(.08)	(1.57)	(1.30	)I	—	—	—
Total distributions	(.08)	(2.17)	(1.93)	(.50)	(.33)	(.34)
Redemption fees added to paid in capitalE,K	—	—	—	—	—	—
Net asset value, end of period	$25.03	$23.29	$19.94	$18.69	$19.02	$16.81
Total ReturnB,C,D	7.87%	28.15%	17.31%	.97%	15.15%	30.21%
Ratios to Average Net AssetsF,J
Expenses before reductions	.54	%A	.55%	.55%	.56%	.56%	.58%
Expenses net of fee waivers, if any	.54	%A	.54%	.55%	.55%	.55%	.58%
Expenses net of all reductions	.54	%A	.54%	.54%	.54%	.55%	.58%
Net investment income (loss)	3.36	%A,H	2.43%	2.94%	2.48%	1.71%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	3,996,20	0	3,947,72	8	3,461,08	3	3,345,76	2	3,798,31	0	$3,771,73	3
Portfolio turnover rateG	39	%A	32%	48%	96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.66%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights – Initial Class
	Six months ended June 30, 2014		Years ended December 31,
	(Unaudited)		2013	2012		2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$23.20		$19.87	$18.63		$18.96	$16.75	$13.14
Income from Investment Operations
Net investment income (loss)E	.38	H	.53	.57		.46	.28	.31
Net realized and unrealized gain (loss)	1.42		4.94	2.57		(.31)	2.24	3.63
Total from investment operations	1.80		5.47	3.14		.15	2.52	3.94
Distributions from net investment income	—		(.57)	(.60	)I	(.48)	(.31)	(.33)
Distributions from net realized gain	(.08)		(1.57)	(1.30)		—	—	—
Total distributions	(.08)		(2.14)	(1.90)		(.48)	(.31)	(.33)
Redemption fees added to paid in capitalE,K	—		—	—		—	—	—
Net asset value, end of period	$24.92		$23.20	$19.87		$18.63	$18.96	$16.75
Total ReturnB,C,D	7.81%		28.01%	17.19%		.86%	15.09%	30.03%
Ratios to Average Net AssetsF, J
Expenses before reductions	.64	%A	.65%	.65%		.66%	.66%	.68%
Expenses net of fee waivers, if any	.64	%A	.64%	.65%		.66%	.65%	.68%
Expenses net of all reductions	.64	%A	.64%	.64%		.64%	.65%	.68%
Net investment income (loss)	3.26	%A,H	2.33%	2.84%		2.38%	1.61%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$400,887		$391,896	$350,493		$347,999	$414,431	$430,383
Portfolio turnover rateG	39%	A	32%	48%		96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.56%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Financial Highlights – Service Class 2
Six months ended
June 30, 2014	Years ended December 31,
(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$22.88	$19.62	$18.41	$18.75	$16.57	$13.00
Income from Investment Operations
Net investment income (loss)E	.36	H	.49	.53	.42	.25	.29
Net realized and unrealized gain (loss)	1.40	4.88	2.55	(.31)	2.21	3.58
Total from investment operations	1.76	5.37	3.08	.11	2.46	3.87
Distributions from net investment income	—	(.54)	(.57	)I	(.45)	(.28)	(.30)
Distributions from net realized gain	(.08)	(1.57)	(1.30	)I	—	—	—
Total distributions	(.08)	(2.11)	(1.87)	(.45)	(.28)	(.30)
Redemption fees added to paid in capitalE,K	—	—	—	—	—	—
Net asset value, end of period	$24.56	$22.88	$19.62	$18.41	$18.75	$16.57
Total ReturnB,C,D	7.75%	27.83%	17.05%	.66%	14.92%	29.88%
Ratios to Average Net AssetsF,J
Expenses before reductions	.79	%A	.80%	.80%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.79	%A	.79%	.80%	.81%	.80%	.83%
Expenses net of all reductions	.79	%A	.79%	.79%	.80%	.80%	.83%
Net investment income (loss)	3.11	%A,H	2.18%	2.69%	2.23%	1.46%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,796,59	9	$1,755,76	9	$1,560,85	6	$1,457,23	0	$1,619,35	6	$1,558,42	1
Portfolio turnover rateG	39	%A	32%	48%	96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.41%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights – Service Class 2R
	Six months ended
	June 30, 2014		Years ended December 31,
	(Unaudited)		2013	2012		2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$22.74		$19.53	$18.34		$18.66	$16.49	$12.93
Income from Investment Operations
Net investment income (loss)E	.36	H	.49	.53		.42	.25	.28
Net realized and unrealized gain (loss)	1.38		4.84	2.54		(.30)	2.20	3.58
Total from investment operations	1.74		5.33	3.07		.12	2.45	3.86
Distributions from net investment income	—		(.55)	(.58	)I	(.44)	(.28)	(.30)
Distributions from net realized gain	(.08)		(1.57)	(1.30	)I	—	—	—
Total distributions	(.08)		(2.12)	(1.88)		(.44)	(.28)	(.30)
Redemption fees added to paid in capitalE,K	—		—	—		—	—	—
Net asset value, end of period	$24.40		$22.74	$19.53		$18.34	$18.66	$16.49
Total ReturnB,C,D	7.71%		27.79%	17.05%		.70%	14.90%	29.95%
Ratios to Average Net AssetsF,J
Expenses before reductions	.79	%A	.79%	.80%		.81%	.81%	.83%
Expenses net of fee waivers, if any	.79	%A	.79%	.80%		.80%	.80%	.83%
Expenses net of all reductions	.79	%A	.79%	.79%		.79%	.80%	.83%
Net investment income (loss)	3.11	%A,H	2.19%	2.69%		2.23%	1.46%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$14,138		$11,980	$5,640		$3,956	$5,405	$5,259
Portfolio turnover rateG	39	%A	32%	48%		96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.41%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Financial Highlights – Investor Class
	Six months ended
	June 30, 2014		Years ended December 31,
	(Unaudited)		2013	2012		2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$23.21		$19.89	$18.64		$18.97	$16.77	$13.15
Income from Investment Operations
Net investment income (loss)E	.39	H	.54	.57		.46	.28	.31
Net realized and unrealized gain (loss)	1.42		4.93	2.59		(.31)	2.23	3.64
Total from investment operations	1.81		5.47	3.16		.15	2.51	3.95
Distributions from net investment income	—		(.58)	(.61	)I	(.48)	(.31)	(.33)
Distributions from net realized gain	(.08)		(1.57)	(1.30	)I	—	—	—
Total distributions	(.08)		(2.15)	(1.91)		(.48)	(.31)	(.33)
Redemption fees added to paid in capitalE,K	—		—	—		—	—	—
Net asset value, end of period	$24.94		$23.21	$19.89		$18.64	$18.97	$16.77
Total ReturnB,C,D	7.85%		27.99%	17.27%		.89%	15.04%	30.09%
Ratios to Average Net AssetsF,J
Expenses before reductions	.62	%A	.63%	.64%		.64%	.65%	.68%
Expenses net of fee waivers, if any	.62	%A	.62%	.64%		.64%	.64%	.68%
Expenses net of all reductions	.62	%A	.62%	.63%		.63%	.64%	.68%
Net investment income (loss)	3.28	%A,H	2.35%	2.85%		2.39%	1.62%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$385,022		$351,139	$220,311		$178,499	$165,946	$147,358
Portfolio turnover rateG	39	%A	32%	48%		96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.58%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Equity-Income PortfolioSM (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or

Semiannual Report	18

3. Significant Accounting Policies – continued

Investment Valuation – continued

unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund’s Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

19	Semiannual Report

Notes to Financial Statements (Unaudited) – continued

3. Significant Accounting Policies – continued

Income Tax Information and Distributions to Shareholders – continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, partnerships, deferred trustees compensation, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,748,707,742
Gross unrealized depreciation	(186,062,280)
Net unrealized appreciation (depreciation) on securities and other investments	$1,562,645,462

Tax cost	$5,104,353,203

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund’s use of derivatives increased or decreased its exposure to the following risk:

Equity Risk Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report	20

4. Derivative Instruments – continued

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption “Written Options” and are representative of volume of activity during the period.

During the period, the Fund recognized net realized gain (loss) of $3,686,555 and a change in net unrealized appreciation (depreciation) of $2,517,579 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund’s written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	31,690	$1,867,358
Options Opened	129,753	9,850,465
Options Exercised	(44,843)	(3,667,899)
Options Closed	(36,287)	(2,267,315)
Options Expired	(34,563)	(2,349,313)
Outstanding at end of period	45,750	$3,433,296

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,203,902,918 and $1,488,862,918, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of 20% of the Fund’s average net assets and an annualized group fee rate that averaged 25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity Select Co, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was 45% of the Fund’s average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of 10% of Service Class’ average net assets and 25% of Service Class 2’s and Service Class 2R’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$193,027
Service Class 2	2,176,525
Service Class 2R	16,235
$2,385,787

21	Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$1,261,594
Service Class	125,924
Service Class 2	569,105
Service Class 2R	4,211
Investor Class	257,568
$2,218,402

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,795 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,852 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $240,540. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $203,103, including $413 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $77,950 for the period. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $6.

Semiannual Report	22

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	June 30, 2014	December 31, 2013
From net investment income
Initial Class	$—	$92,568,520
Service Class	—	8,840,014
Service Class 2	—	37,705,026
Service Class 2R	—	258,073
Investor Class	—	8,161,740
Total	$—	$147,533,373
From net realized gain
Initial Class	$13,890,337	$245,504,561
Service Class	1,381,568	24,485,710
Service Class 2	6,319,415	111,276,322
Service Class 2R	44,475	724,327
Investor Class	1,225,810	21,969,001
Total	$22,861,605	$403,959,921

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,
	2014	2013	2014	2013
Initial Class
Shares sold	2,016,326	5,939,757	$47,366,252	$136,791,018
Reinvestment of distributions	617,623	15,117,940	13,890,337	338,073,081
Shares redeemed	(12,485,353)	(25,104,941)	(292,066,622)	(577,075,155)
Net increase (decrease)	(9,851,404)	(4,047,244)	$(230,810,033)	$(102,211,056)

Service Class
Shares sold	335,848	522,521	$7,964,184	$11,868,622
Reinvestment of distributions	61,677	1,495,670	1,381,568	33,325,724
Shares redeemed	(1,203,357)	(2,763,995)	(28,165,433)	(62,879,133)
Net increase (decrease)	(805,832)	(745,804)	$(18,819,681)	$(17,684,787)

Service Class 2
Shares sold	2,382,698	5,862,575	$55,158,163	$132,392,944
Reinvestment of distributions	286,076	6,780,471	6,319,415	148,981,348
Shares redeemed	(6,248,901)	(15,448,401)	(145,105,211)	(348,570,665)
Net increase (decrease)	(3,580,127)	(2,805,355)	$(83,627,633)	$(67,196,373)

Service Class 2R
Shares sold	90,479	253,817	$2,071,086	$5,683,428
Reinvestment of distributions	2,026	44,961	44,475	982,400
Shares redeemed	(40,049)	(60,780)	(937,155)	(1,351,791)
Net increase (decrease)	52,456	237,998	$1,178,406	$5,314,037

Investor Class
Shares sold	1,174,683	3,800,857	$27,838,855	$86,969,508
Reinvestment of distributions	54,699	1,351,634	1,225,810	30,130,741
Shares redeemed	(916,798)	(1,103,166)	(21,254,965)	(25,440,166)
Net increase (decrease)	312,584	4,049,325	$7,809,700	$91,660,083

12. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

23	Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

VIPEI-SANN-0814

1.705693.116

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report

June 30, 2014

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.
Investments	5	A complete list of the fund’s investments with their market values.
Financial Statements	11	Statements of assets and liabilities, operations, and changes in net
		assets, as well as financial highlights.
Notes	15	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Expenses Paid
		Beginning	Ending	During Period*
	Annualized	Account Value	Account Value	January 1, 2014
	Expense RatioB	January 1, 2014	June 30, 2014	to June 30, 2014
Initial Class	.63%
Actual		$1,000.00	$1,051.10	$3.20
HypotheticalA		$1,000.00	$1,021.67	$3.16
Service Class	.73%
Actual		$1,000.00	$1,050.60	$3.71
HypotheticalA		$1,000.00	$1,021.17	$3.66
Service Class 2.88%
Actual		$1,000.00	$1,049.70	$4.47
HypotheticalA		$1,000.00	$1,020.43	$4.41
Investor Class	.72%
Actual		$1,000.00	$1,050.70	$3.66
HypotheticalA		$1,000.00	$1,021.22	$3.61

A	5% return per year before expenses
B	Annualized expense ratio reflects expenses net of applicable fee waivers.

*	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3	Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund’s net assets	% of fund’s net assets 6 months ago
NXP Semiconductors NV	1.1	0.9
TE Connectivity Ltd.	1.1	1.0
Spirit Airlines, Inc.	1.0	0.7
Foot Locker, Inc.	0.9	0.8
Fidelity National Information Services, Inc.	0.9	1.0
Jazz Pharmaceuticals PLC	0.9	1.0
Hanesbrands, Inc.	0.9	0.0
Fiserv, Inc.	0.9	1.1
Electronic Arts, Inc.	0.8	0.6
Arrow Electronics, Inc.	0.8	0.8
	9.3

Top Five Market Sectors as of June 30, 2014
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	25.8	21.1
Industrials	19.8	16.3
Consumer Discretionary	14.4	20.4
Health Care	10.9	11.8
Financials	10.0	15.3

Asset Allocation (% of fund’s net assets)

Semiannual Report	4

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 98.5%
	Shares	Value
CONSUMER DISCRETIONARY – 14.4%
Auto Components – 3.0%
BorgWarner, Inc.	157,100	$10,241,349
Delphi Automotive PLC	532,061	36,573,873
Gentex Corp.	771,696	22,448,637
Johnson Controls, Inc.	725,000	36,199,250
New Focus Auto Tech Holdings Ltd. (a)	3,095,675	239,653
Tenneco, Inc. (a)	1,049,576	68,957,143
The Goodyear Tire & Rubber Co.	1,001,358	27,817,725
TRW Automotive Holdings Corp. (a)	389,271	34,847,540
Visteon Corp. (a)	387,822	37,622,612
		274,947,782
Automobiles – 0.6%
Harley-Davidson, Inc.	725,922	50,705,652
Distributors – 0.1%
LKQ Corp. (a)	369,000	9,848,610
Diversified Consumer Services – 0.4%
American Public Education, Inc. (a)	383,646	13,189,749
Grand Canyon Education, Inc. (a)	419,042	19,263,361
		32,453,110
Hotels, Restaurants & Leisure – 1.9%
ARAMARK Holdings Corp.	392,300	10,152,724
Brinker International, Inc.	1,331,001	64,753,199
Carnival Corp. unit	215,500	8,113,575
Jubilant Foodworks Ltd. (a)	75,070	1,634,766
Royal Caribbean Cruises Ltd.	588,780	32,736,168
Wyndham Worldwide Corp.	769,600	58,274,112
		175,664,544
Household Durables – 1.2%
Harman International Industries, Inc.	398,905	42,854,364
Iida Group Holdings Co. Ltd.	946,192	14,380,731
Jarden Corp. (a)	155,349	9,219,963
NVR, Inc. (a)	17,967	20,672,830
PulteGroup, Inc.	997,300	20,105,568
		107,233,456
Internet & Catalog Retail – 0.1%
TripAdvisor, Inc. (a)	54,000	5,867,640
Leisure Products – 0.2%
Polaris Industries, Inc.	173,519	22,599,115
Media – 0.8%
Interpublic Group of Companies, Inc.	3,564,800	69,549,248
Naspers Ltd. Class N	71,900	8,464,391
		78,013,639
Multiline Retail – 0.8%
Dollar General Corp. (a)	366,900	21,045,384
Dollar Tree, Inc. (a)	821,900	44,760,674
Macy’s, Inc.	190,900	11,076,018
		76,882,076
Specialty Retail – 2.5%
Advance Auto Parts, Inc.	202,717	27,350,578
ANN, Inc. (a)	314,200	12,926,188
Foot Locker, Inc.	1,678,787	85,148,077
Guess?, Inc.	96,903	2,616,381
Lithia Motors, Inc. Class A (sub. vtg.)	203,700	19,162,059
Murphy U.S.A., Inc. (a)	158,300	7,739,287
Signet Jewelers Ltd.	63,843	7,060,397
Urban Outfitters, Inc. (a)	1,619,300	54,829,498
Williams-Sonoma, Inc.	256,300	18,397,214
		235,229,679
Textiles, Apparel & Luxury Goods – 2.8%
Deckers Outdoor Corp. (a)(d)	455,400	39,314,682
G-III Apparel Group Ltd. (a)	831,133	67,870,321
Hanesbrands, Inc.	808,300	79,569,052
Page Industries Ltd.	24,388	2,908,105
Ralph Lauren Corp.	362,400	58,234,056
VF Corp.	244,976	15,433,488
		263,329,704
TOTAL CONSUMER DISCRETIONARY		1,332,775,007

CONSUMER STAPLES – 3.1%
Beverages – 0.6%
Dr. Pepper Snapple Group, Inc.	962,506	56,383,601
Food & Staples Retailing – 1.3%
CVS Caremark Corp.	871,347	65,673,423
Kroger Co.	993,900	49,128,477
		114,801,900
Food Products – 1.2%
Archer Daniels Midland Co.	671,181	29,605,794
Britannia Industries Ltd.	47,420	796,176
Bunge Ltd.	488,388	36,941,668
Ingredion, Inc.	146,305	10,978,727
Keurig Green Mountain, Inc.	241,399	30,080,729
SunOpta, Inc. (a)	307,000	4,322,559
		112,725,653

TOTAL CONSUMER STAPLES		283,911,154

ENERGY – 8.7%
Energy Equipment & Services – 2.2%
Atwood Oceanics, Inc. (a)	683,500	35,870,080
Baker Hughes, Inc.	355,081	26,435,780
Halliburton Co.	977,200	69,390,972
National Oilwell Varco, Inc.	562,682	46,336,863
Noble Corp.	780,218	26,184,116
Oceaneering International, Inc.	84,900	6,633,237
		210,851,048
Oil, Gas & Consumable Fuels – 6.5%
Apache Corp.	506,696	50,983,752
Canadian Natural Resources Ltd.	828,452	38,066,634
Carrizo Oil & Gas, Inc. (a)	129,900	8,996,874
Chesapeake Energy Corp.	787,600	24,478,608

See accompanying notes which are an integral part of the financial statements.

5	Semiannual Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Cimarex Energy Co.	211,052	$30,277,520
Continental Resources, Inc. (a)(d)	465,729	73,603,811
Denbury Resources, Inc.	253,500	4,679,610
Devon Energy Corp.	585,483	46,487,350
Diamondback Energy, Inc. (a)	174,721	15,515,225
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1
Energen Corp.	387,803	34,467,931
Energy XXI (Bermuda) Ltd. (d)	1,426,712	33,713,205
Newfield Exploration Co. (a)	1,216,000	53,747,200
Peabody Energy Corp.	1,033,047	16,890,318
Phillips 66 Co.	769,985	61,929,894
Suncor Energy, Inc.	1,030,800	43,954,266
Valero Energy Corp.	421,900	21,137,190
Western Refining, Inc.	149,400	5,609,970
Whiting Petroleum Corp. (a)	446,619	35,841,175
		600,380,534

TOTAL ENERGY	.	811,231,582
FINANCIALS – 9.8%
Banks – 1.9%
Boston Private Financial Holdings, Inc.	1,822,737	24,497,585
Comerica, Inc.	82,629	4,144,671
Commerce Bancshares, Inc.	72,200	3,357,300
East West Bancorp, Inc.	378,045	13,227,795
First Commonwealth Financial Corp.	554,629	5,113,679
Huntington Bancshares, Inc.	3,531,816	33,693,525
Lakeland Financial Corp.	482,046	18,394,875
M&T Bank Corp.	51,200	6,351,360
SunTrust Banks, Inc.	1,678,665	67,247,320
UMB Financial Corp.	18,163	1,151,353
		177,179,463
Capital Markets – 2.1%
Ameriprise Financial, Inc.	630,013	75,601,560
E*TRADE Financial Corp. (a)	217,400	4,621,924
Lazard Ltd. Class A	542,745	27,983,932
Raymond James Financial, Inc.	427,900	21,707,367
The Blackstone Group LP	1,883,397	62,980,796
		192,895,579
Consumer Finance – 0.9%
American Express Co.	398,389	37,795,164
Discover Financial Services	273,722	16,965,290
SLM Corp.	3,704,700	30,786,057
		85,546,511
Diversified Financial Services – 0.8%
CRISIL Ltd.	84,555	2,522,431
McGraw Hill Financial, Inc.	823,430	68,369,393
		70,891,824
Insurance – 1.3%
Brown & Brown, Inc.	366,400	11,252,144
Fidelity & Guaranty Life	200,400	4,797,576
Marsh & McLennan Companies, Inc.	1,070,384	55,467,299
Primerica, Inc.	419,920	20,093,172
Reinsurance Group of America, Inc.	331,400	26,147,460
The Chubb Corp.	54,000	4,977,180
		122,734,831
Real Estate Investment Trusts – 0.7%
Altisource Residential Corp. Class B	750,045	19,523,671
Digital Realty Trust, Inc.	343,600	20,038,752
Liberty Property Trust (SBI)	198,900	7,544,277
Mid-America Apartment Communities, Inc.	261,200	19,080,660
		66,187,360
Real Estate Management & Development – 2.0%
Altisource Asset Management Corp. (a)(d)	23,115	16,713,532
CBRE Group, Inc. (a)	2,378,323	76,201,469
Howard Hughes Corp. (a)	131,800	20,801,994
Jones Lang LaSalle, Inc.	540,260	68,283,461
		182,000,456
Thrifts & Mortgage Finance – 0.1%
Ladder Capital Corp. Class A	681,225	12,309,736

TOTAL FINANCIALS	.	909,745,760
HEALTH CARE – 10.9%
Biotechnology – 0.1%
United Therapeutics Corp. (a)	68,028	6,019,798
Health Care Equipment & Supplies – 2.4%
Boston Scientific Corp. (a)	3,247,103	41,465,505
C.R. Bard, Inc.	309,198	44,218,406
Covidien PLC	275,400	24,835,572
Greatbatch, Inc. (a)	107,280	5,263,157
Hologic, Inc. (a)	1,726,424	43,764,848
Steris Corp.	750,400	40,131,392
Stryker Corp.	234,967	19,812,417
Trinity Biotech PLC sponsored ADR	274,737	6,327,193
		225,818,490
Health Care Providers & Services – 3.3%
Cardinal Health, Inc.	707,847	48,529,990
Community Health Systems, Inc. (a)	464,500	21,074,365
DaVita HealthCare Partners, Inc. (a)	274,098	19,822,767
HCA Holdings, Inc. (a)	642,035	36,197,933
Humana, Inc.	195,900	25,020,348
McKesson Corp.	366,350	68,218,034
MEDNAX, Inc. (a)	639,574	37,191,228
Molina Healthcare, Inc. (a)	247,900	11,063,777
Omnicare, Inc.	661,474	44,034,324
		311,152,766
Health Care Technology – 0.4%
MedAssets, Inc. (a)	1,525,700	34,846,988

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.	892,106	$51,242,569
Thermo Fisher Scientific, Inc.	428,713	50,588,134
		101,830,703
Pharmaceuticals – 3.6%
Actavis PLC (a)	303,345	67,661,102
Jazz Pharmaceuticals PLC (a)	555,759	81,702,131
Mallinckrodt PLC (a)(d)	326,550	26,130,531
Mylan, Inc. (a)	395,640	20,399,198
Salix Pharmaceuticals Ltd. (a)	549,970	67,838,800
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,324,856	69,448,952
		333,180,714

TOTAL HEALTH CARE	.	1,012,849,459
INDUSTRIALS – 19.8%
Aerospace & Defense – 2.3%
BE Aerospace, Inc. (a)	252,818	23,383,137
Curtiss-Wright Corp.	842,710	55,248,068
Esterline Technologies Corp. (a)	274,348	31,582,942
Huntington Ingalls Industries, Inc.	255,200	24,139,368
Textron, Inc.	1,992,581	76,295,926
		210,649,441
Air Freight & Logistics – 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	212,404	7,827,087
FedEx Corp.	432,411	65,458,377
Hub Group, Inc. Class A (a)	239,200	12,055,680
		85,341,144
Airlines – 1.5%
Delta Air Lines, Inc.	379,671	14,700,861
Southwest Airlines Co.	1,157,217	31,082,849
Spirit Airlines, Inc. (a)	1,469,083	92,904,809
		138,688,519
Building Products – 0.3%
Lennox International, Inc.	360,711	32,308,884
Commercial Services & Supplies – 1.0%
KAR Auction Services, Inc.	2,004,831	63,893,964
Performant Financial Corp. (a)	728,547	7,358,325
Republic Services, Inc.	617,313	23,439,375
		94,691,664
Construction & Engineering – 1.9%
EMCOR Group, Inc.	1,376,028	61,274,527
Fluor Corp.	314,054	24,150,753
Granite Construction, Inc.	234,536	8,438,605
Jacobs Engineering Group, Inc. (a)	259,848	13,844,701
Primoris Services Corp.	604,999	17,448,171
Quanta Services, Inc. (a)	1,486,921	51,417,728
		176,574,485
Electrical Equipment – 0.7%
Acuity Brands, Inc.	87,600	12,110,700
EnerSys	488,159	33,580,458
Regal-Beloit Corp.	220,432	17,317,138
		63,008,296
Industrial Conglomerates – 0.5%
Max India Ltd.	192,857	925,592
Roper Industries, Inc.	289,936	42,333,555
		43,259,147
Machinery – 6.3%
Caterpillar, Inc.	620,865	67,469,400
Crane Co.	18,200	1,353,352
Cummins, Inc.	235,675	36,362,296
IDEX Corp.	112,700	9,099,398
Illinois Tool Works, Inc.	342,367	29,977,655
Ingersoll-Rand PLC	636,845	39,809,181
ITT Corp.	1,105,835	53,190,664
Kennametal, Inc.	156,542	7,244,764
Manitowoc Co., Inc.	1,750,151	57,509,962
Mueller Industries, Inc.	351,604	10,340,674
Pentair PLC	132,901	9,584,820
Rexnord Corp. (a)	585,404	16,479,123
Snap-On, Inc.	366,700	43,461,284
SPX Corp.	439,869	47,598,224
Terex Corp.	326,671	13,426,178
Valmont Industries, Inc.	259,781	39,473,723
WABCO Holdings, Inc. (a)	507,600	54,221,832
Wabtec Corp.	311,360	25,715,222
Woodward, Inc.	332,873	16,703,567
		579,021,319
Professional Services – 1.2%
Dun & Bradstreet Corp.	379,005	41,766,351
Huron Consulting Group, Inc. (a)	618,440	43,797,921
Manpower, Inc.	213,473	18,113,184
Towers Watson & Co.	82,665	8,616,173
		112,293,629
Road & Rail – 1.8%
Con-way, Inc.	938,753	47,322,539
J.B. Hunt Transport Services, Inc.	138,700	10,233,286
Roadrunner Transportation Systems, Inc. (a)	165,955	4,663,336
Ryder System, Inc.	577,993	50,915,403
Saia, Inc. (a)	259,079	11,381,340
Swift Transportation Co. (a)	1,789,547	45,150,271
		169,666,175
Trading Companies & Distributors – 1.4%
AerCap Holdings NV (a)	267,820	12,266,156
Air Lease Corp. Class A	1,792,284	69,146,317
GATX Corp.	318,347	21,310,148

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Trading Companies & Distributors – continued
MRC Global, Inc. (a)	745,800	$21,098,682
Now, Inc.	189,420	6,858,898
W.W. Grainger, Inc.	3,900	991,653
		131,671,854

TOTAL INDUSTRIALS	.	1,837,174,557
INFORMATION TECHNOLOGY – 25.8%
Communications Equipment – 2.3%
Brocade Communications Systems, Inc.	3,172,003	29,182,428
F5 Networks, Inc. (a)	510,354	56,873,850
Juniper Networks, Inc. (a)	2,373,762	58,252,119
Riverbed Technology, Inc. (a)	3,230,800	66,651,404
		210,959,801
Electronic Equipment & Components – 4.2%
Arrow Electronics, Inc. (a)	1,279,280	77,281,305
Avnet, Inc.	641,530	28,426,194
CDW Corp.	2,219,732	70,765,056
Flextronics International Ltd. (a)	1,278,619	14,154,312
Ingram Micro, Inc. Class A (a)	1,195,900	34,932,239
Jabil Circuit, Inc.	507,200	10,600,480
Knowles Corp. (a)	298,232	9,167,652
Methode Electronics, Inc. Class A	575,900	22,005,139
TE Connectivity Ltd.	1,604,186	99,202,862
Trimble Navigation Ltd. (a)	553,400	20,448,130
		386,983,369
Internet Software & Services – 0.9%
Conversant, Inc. (a)	358,377	9,102,776
Google, Inc.:
Class A (a)	1,700	993,939
Class C (a)	92,670	53,311,198
IAC/InterActiveCorp	96,900	6,708,387
Tencent Holdings Ltd.	681,000	10,385,812
		80,502,112
IT Services – 7.2%
Alliance Data Systems Corp. (a)	185,590	52,197,188
Broadridge Financial Solutions, Inc.	687,203	28,615,133
Cognizant Technology Solutions Corp. Class A (a)	656,622	32,115,382
Computer Sciences Corp.	846,055	53,470,676
Euronet Worldwide, Inc. (a)	310,780	14,992,027
Fidelity National Information Services, Inc.	1,508,777	82,590,453
Fiserv, Inc. (a)	1,316,114	79,387,996
FleetCor Technologies, Inc. (a)	416,240	54,860,432
Genpact Ltd. (a)	905,088	15,866,193
Global Payments, Inc.	973,788	70,940,456
Sapient Corp. (a)	2,587,884	42,053,115
Total System Services, Inc.	1,757,910	55,215,953
Vantiv, Inc. (a)	407,100	13,686,702
WEX, Inc. (a)	76,000	7,977,720
Xerox Corp.	5,250,046	65,310,572
		669,279,998
Semiconductors & Semiconductor Equipment – 5.7%
Applied Materials, Inc.	487,250	10,987,488
Atmel Corp. (a)	4,089,300	38,316,741
Avago Technologies Ltd.	100,926	7,273,737
Broadcom Corp. Class A	1,443,600	53,586,432
Fairchild Semiconductor International, Inc. (a)	2,389,000	37,268,400
Freescale Semiconductor, Inc. (a)	2,531,618	59,493,023
Marvell Technology Group Ltd.	1,285,400	18,419,782
Microchip Technology, Inc. (d)	568,529	27,749,900
NVIDIA Corp.	2,009,633	37,258,596
NXP Semiconductors NV (a)	1,499,023	99,205,337
PMC-Sierra, Inc. (a)	4,855,450	36,949,975
RF Micro Devices, Inc. (a)	6,712,900	64,376,711
Semtech Corp. (a)	684,100	17,889,215
Skyworks Solutions, Inc.	312,701	14,684,439
		523,459,776
Software – 4.7%
Activision Blizzard, Inc.	1,350,700	30,120,610
Cadence Design Systems, Inc. (a)	3,432,900	60,041,421
Electronic Arts, Inc. (a)	2,193,990	78,698,421
Fair Isaac Corp.	201,300	12,834,888
Intuit, Inc.	499,297	40,208,387
Parametric Technology Corp. (a)	1,278,941	49,622,911
Rovi Corp. (a)	2,163,611	51,840,120
Synopsys, Inc. (a)	1,534,249	59,559,546
Verint Systems, Inc. (a)	1,139,012	55,868,539
		438,794,843
Technology Hardware, Storage & Peripherals – 0.8%
EMC Corp.	1,440,039	37,930,627
SanDisk Corp.	62,800	6,558,204
Super Micro Computer, Inc. (a)	1,258,328	31,797,949
		76,286,780

TOTAL INFORMATION TECHNOLOGY		2,386,266,679
MATERIALS – 5.2%
Chemicals – 3.6%
Albemarle Corp.	601,856	43,032,704
Ashland, Inc.	56,826	6,179,259
Cabot Corp.	593,700	34,428,663
CF Industries Holdings, Inc.	40,800	9,813,624
Cytec Industries, Inc.	685,883	72,305,786
Ferro Corp. (a)	1,638,609	20,580,929
Huntsman Corp.	465,900	13,091,790
LyondellBasell Industries NV Class A	311,130	30,381,845

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Chemicals – continued
Methanex Corp.	559,100	$34,566,166
PolyOne Corp.	1,483,155	62,500,152
		326,880,918
Containers & Packaging – 0.7%
Packaging Corp. of America	934,182	66,784,671
Metals & Mining – 0.8%
B2Gold Corp. (a)	5,127,500	14,944,497
Constellium NV (a)	1,214,000	38,920,840
New Gold, Inc. (a)	3,097,120	19,649,972
		73,515,309
Paper & Forest Products – 0.1%
Boise Cascade Co. (a)	398,600	11,415,904

TOTAL MATERIALS	.	478,596,802
TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication Services – 0.6%
Verizon Communications, Inc.	1,118,708	54,738,382
Wireless Telecommunication Services – 0.0%
Telephone & Data Systems, Inc.	34,194	892,805
TOTAL TELECOMMUNICATION SERVICES		55,631,187
UTILITIES – 0.2%
Electric Utilities – 0.1%
ITC Holdings Corp.	133,700	4,877,376
Independent Power Producers & Energy Traders – 0.1%
Dynegy, Inc. (a)	318,400	11,080,320

TOTAL UTILITIES	.	15,957,696
TOTAL COMMON STOCKS
(Cost $7,558,523,646)	.	9,124,139,883

Nonconvertible Preferred Stocks – 0.2%
FINANCIALS – 0.2%
Consumer Finance – 0.1%
Ally Financial, Inc. 7.00% (e)	6,877	6,894,408

Diversified Financial Services – 0.1%
GMAC Capital Trust I Series 2, 8.125%	402,766	10,995,512
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $13,367,886)	.	17,889,920

Money Market Funds – 1.8%
Fidelity Cash Central Fund, 0.11% (b)	24,872,398	24,872,398
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	140,701,847	140,701,847
TOTAL MONEY MARKET FUNDS
(Cost $165,574,245)	.	165,574,245
TOTAL INVESTMENT PORTFOLIO – 100.5%
(Cost $7,737,465,777)	.	9,307,604,048
NET OTHER ASSETS (LIABILITIES) – (0.5)%		(47,971,632)
NET ASSETS – 100%		$9,259,632,416

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,894,408 or 0.1% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,521
Fidelity Securities Lending Cash Central Fund	263,864
Total	$284,385

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Investments (Unaudited) – continued

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	period	Purchases	Proceeds	Income	period
Boise Cascade Co.	$66,304,854	$13,290,194	$55,934,557	$—	$—
G-III Apparel Group Ltd.	84,321,456	10,055,100	34,781,362	—	—
Ruth’s Hospitality Group, Inc.	27,135,501	—	23,494,062	54,272	—
Total	$177,761,811	$23,345,294	$114,209,981	$54,272	$—

Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,332,775,007	$1,318,394,276	$14,380,731	$—
Consumer Staples	283,911,154	283,911,154	—	—
Energy	811,231,582	811,231,581	1	—
Financials	927,635,680	920,741,272	6,894,408	—
Health Care	1,012,849,459	1,012,849,459	—	—
Industrials	1,837,174,557	1,837,174,557	—	—
Information Technology	2,386,266,679	2,386,266,679	—	—
Materials	478,596,802	478,596,802	—	—
Telecommunication Services	55,631,187	55,631,187	—	—
Utilities	15,957,696	15,957,696	—	—
Money Market Funds	165,574,245	165,574,245	—	—
Total Investments in Securities:	$9,307,604,048	$9,286,328,908	$21,275,140	$—

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):

United States of America	87.3%
Ireland	2.8%
Bermuda	2.2%
Netherlands	1.9%
Canada	1.8%
Switzerland	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Financial Statements

Statement of Assets and Liabilities
June 30, 2014 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $138,410,720) — See accompanying schedule:
Unaffiliated issuers (cost $7,571,891,532)	$9,142,029,803
Fidelity Central Funds (cost $165,574,245)	165,574,245
Total Investments (cost $7,737,465,777)		$9,307,604,048
Cash		1,369,828
Receivable for investments sold		304,882,546
Receivable for fund shares sold		2,782,942
Dividends receivable		6,072,062
Distributions receivable from Fidelity Central Funds		63,768
Other receivables		249,199
Total assets		9,623,024,393

Liabilities
Payable for investments purchased	$209,977,489
Payable for fund shares redeemed	6,335,014
Accrued management fee	4,219,130
Distribution and service plan fees payable	1,422,862
Other affiliated payables	644,260
Other payables and accrued expenses	91,375
Collateral on securities loaned, at value	140,701,847
Total liabilities		363,391,977

Net Assets		$9,259,632,416
Net Assets consist of:
Paid in capital		$6,749,846,906
Undistributed net investment income		7,501,574
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		932,175,757
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,570,108,179
Net Assets		$9,259,632,416

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,495,963,702 ÷ 39,741,482 shares)		$37.64
Service Class:
Net Asset Value, offering price and redemption price per share ($642,794,971 ÷ 17,195,972 shares)		$37.38
Service Class 2:
Net Asset Value, offering price and redemption price per share ($6,614,708,990 ÷ 179,924,330 shares)		$36.76
Investor Class:
Net Asset Value, offering price and redemption price per share ($506,164,753 ÷ 13,504,823 shares)		$37.48

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

Financial Statements - continued

Statement of Operations
Six months ended June 30, 2014 (Unaudited)
Investment Income
Dividends (including $54,272 earned from other affiliated issuers)		$44,248,870
Income from Fidelity Central Funds		284,385
Total income	.	44,533,255

Expenses
Management fee	$24,876,821
Transfer agent fees	3,132,421
Distribution and service plan fees	8,394,322
Accounting and security lending fees	639,332
Custodian fees and expenses	104,624
Independent trustees’ compensation	17,962
Audit	34,505
Legal	8,848
Interest	2,573
Miscellaneous	40,084
Total expenses before reductions	37,251,492
Expense reductions	(329,641)	36,921,851

Net investment income (loss)		7,611,404
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	950,894,535
Other affiliated issuers	6,421,565
Foreign currency transactions	17,847
Total net realized gain (loss)		957,333,947
Change in net unrealized appreciation (depreciation) on:
Investment securities	(520,465,800)
Assets and liabilities in foreign currencies	(1,419)
Total change in net unrealized appreciation (depreciation)		(520,467,219)
Net gain (loss)		436,866,728
Net increase (decrease) in net assets resulting from operations		$444,478,132

Statement of Changes in Net Assets
	Six months ended	Year ended
	June 30, 2014	December 31,
	(Unaudited)	2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,611,404	$27,382,008
Net realized gain (loss)	957,333,947	1,143,849,518
Change in net unrealized appreciation (depreciation)	(520,467,219)	1,361,094,238
Net increase (decrease) in net assets resulting from operations	444,478,132	2,532,325,764
Distributions to shareholders from net investment income	—	(27,253,843)
Distributions to shareholders from net realized gain	(143,146,289)	(1,079,038,023)
Total distributions	(143,146,289)	(1,106,291,866)
Share transactions – net increase (decrease)	(214,988,110)	356,452,089
Total increase (decrease) in net assets	86,343,733	1,782,485,987

Net Assets
Beginning of period	9,173,288,683	7,390,802,696
End of period (including undistributed net investment income of $7,501,574 and distributions in excess of net investment income of $109,830, respectively)
	$9,259,632,416	$9,173,288,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Financial Highlights — Initial Class
	Six months ended
	June 30, 2014		Years ended December 31,
	(Unaudited)		2013	2012		2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$36.39		$30.55	$29.08		$32.69	$25.54	$18.43
Income from Investment Operations
Net investment income (loss)E	.06		.18	.29		.08	.11	.12
Net realized and unrealized gain (loss)	1.75		10.57	3.99		(3.55)	7.24	7.26
Total from investment operations	1.81		10.75	4.28		(3.47)	7.35	7.38
Distributions from net investment income	—		(.19)	(.20	)H	(.08)	(.11)	(.15)
Distributions from net realized gain	(.56)		(4.72)	(2.61	)H	(.06)	(.09)	(.12)
Total distributions	(.56)		(4.91)	(2.81)		(.14)	(.20)	(.27	)J
Net asset value, end of period	$37.64		$36.39	$30.55		$29.08	$32.69	$25.54
Total ReturnB, C, D	5.11%		36.23%	14.83%		(10.61)%	28.83%	40.09%
Ratios to Average Net AssetsF, I
Expenses before reductions	.63	%A	.64%	.65%		.66%	.66%	.68%
Expenses net of fee waivers, if any	.63	%A	.64%	.65%		.66%	.66%	.68%
Expenses net of all reductions	.63	%A	.63%	.63%		.65%	.66%	.68%
Net investment income (loss)	.36	%A	.52%	.90%		.25%	.40%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	1,495,964		1,489,788	1,217,359		1,085,843	1,372,063	$1,053,796
Portfolio turnover rateG	164	%A	132%	187%		84%	25%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.115 per share.

Financial Highlights — Service Class
	Six months ended
	June 30, 2014		Years ended December 31,
	(Unaudited)		2013	2012		2011		2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$36.16		$30.39	$28.93		$32.52		$25.40	$18.33
Income from Investment Operations
Net investment income (loss)E	.05		.15	.25		.05		.08	.09
Net realized and unrealized gain (loss)	1.73		10.49	3.98		(3.54)		7.21	7.23
Total from investment operations	1.78		10.64	4.23		(3.49)		7.29	7.32
Distributions from net investment income	—		(.15)	(.16	)H	(.05)		(.08)	(.13)
Distributions from net realized gain	(.56)		(4.72)	(2.61	)H	(.06)		(.09)	(.12)
Total distributions	(.56)		(4.87)	(2.77)		(.10	)K	(.17)	(.25	)J
Net asset value, end of period	$37.38		$36.16	$30.39		$28.93		$32.52	$25.40
Total ReturnB, C, D	5.06%		36.06%	14.75%		(10.72)%		28.75%	39.96%
Ratios to Average Net AssetsF, I
Expenses before reductions	.73	%A	.74%	.75%		.76%		.76%	.78%
Expenses net of fee waivers, if any	.73	%A	.74%	.75%		.76%		.76%	.78%
Expenses net of all reductions	.73	%A	.73%	.73%		.75%		.75%	.78%
Net investment income (loss)	.26	%A	.42%	.80%		.15%		.30%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$642,795		$638,612	$525,875		$566,560		$749,636	$688,509
Portfolio turnover rateG	164	%A	132%	187%		84%		25%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.115 per share. K Total distributions of $.10 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Financial Highlights — Service Class 2

Six months ended
June 30, 2014			Years ended December 31,
(Unaudited)			2013	2012		2011		2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$35.60		$29.98	$28.58		$32.13		$25.10	$18.12
Income from Investment Operations
Net investment income (loss)E	.02		.09	.20		—	K	.04	.06
Net realized and unrealized gain (loss)	1.70		10.35	3.93		(3.49)		7.12	7.13
Total from investment operations	1.72		10.44	4.13		(3.49)		7.16	7.19
Distributions from net investment income	—		(.10)	(.12	)I	(.01)		(.04)	(.10)
Distributions from net realized gain	(.56)		(4.72)	(2.61	)I	(.06)		(.09)	(.12)
Total distributions	(.56)		(4.82)	(2.73)		(.06	)M	(.13)	(.21)L
Net asset value, end of period	$36.76		$35.60	$29.98		$28.58		$32.13	$25.10
Total ReturnB,C, D	4.97%		35.87%	14.56%		(10.85)%		28.57%	39.75%
Ratios to Average Net AssetsF,J
Expenses before reductions	.88%A		.89%	.90%		.91%		.91%	.93%
Expenses net of fee waivers, if any	.88%A		.89%	.90%		.91%		.91%	.93%
Expenses net of all reductions	.88%A		.88%	.88%		.90%		.90%	.93%
Net investment income (loss)	.11%A		.27%	.65%		—	%H	.15%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$6,614,709		$6,574,623	$5,335,565		$4,888,475		$5,507,254	$4,840,547
Portfolio turnover rateG	164	%A	132%	187%		84%		25%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than 01%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.21 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.115 per share. M Total distributions of $.06 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.055 per share.

Financial Highlights — Investor Class

	Six months ended
	June 30, 2014		Years ended December 31,
	(Unaudited)		2013	2012		2011		2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$36.25		$30.46	$29.00		$32.60		$25.47	$18.38
Income from Investment Operations
Net investment income (loss)E	.05		.15	.26		.05		.09	.10
Net realized and unrealized gain (loss)	1.74		10.52	3.98		(3.54)		7.22	7.24
Total from investment operations	1.79		10.67	4.24		(3.49)		7.31	7.34
Distributions from net investment income	—		(.16)	(.17	)H	(.06)		(.09)	(.13)
Distributions from net realized gain	(.56)		(4.72)	(2.61	)H	(.06)		(.09)	(.12)
Total distributions	(.56)		(4.88)	(2.78)		(.11	)K	(.18)	(.25	)J
Net asset value, end of period	$37.48		$36.25	$30.46		$29.00		$32.60	$25.47
Total ReturnB,C,D	5.07%		36.08%	14.74%		(10.70)%		28.76%	39.98%
Ratios to Average Net AssetsF,I
Expenses before reductions	.72	%A	.73%	.74%		.74%		.75%	.78%
Expenses net of fee waivers, if any	.72	%A	.72%	.74%		.74%		.74%	.78%
Expenses net of all reductions	.71	%A	.71%	.72%		.73%		.74%	.78%
Net investment income (loss)	.28	%A	.44%	.82%		.17%		.32%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$506,165		$470,265	$312,004		$314,362		$355,842	$233,498
Portfolio turnover rateG	164	%A	132%	187%		84%		25%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.115 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

15	Semiannual Report

Notes to Financial Statements (Unaudited) – continued

3. Significant Accounting Policies - continued

Investment Valuation – continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund’s Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships and losses deferred due to wash sales and excise tax regulations.

Semiannual Report	16

3. Significant Accounting Policies – continued

Income Tax Information and Distributions to Shareholders – continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,623,679,171
Gross unrealized depreciation	(69,861,763)
Net unrealized appreciation (depreciation) on securities and other investments	$1,553,817,408

Tax cost	$7,753,786,640

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,389,712,769 and $7,831,117,451, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund’s average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund’s average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$314,346
Service Class 2	8,079,976
$8,394,322

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$478,133
Service Class	205,393
Service Class 2	2,098,169
Investor Class	350,726
$3,132,421

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

17	Semiannual Report

Notes to Financial Statements (Unaudited) – continued

5. Fees and Other Transactions with Affiliates – continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $340 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Loan	Weighted Average	Interest
Borrower or Lender	Balance	Interest Rate	Expense
Borrower	$20,314,143	.33%	$2,573

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,278 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $263,864, including $19,464 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $329,587 for the period. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $54.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	June 30, 2014	December 31, 2013
From net investment income
Initial Class	$—	$6,789,315
Service Class	—	2,369,936
Service Class 2	—	16,251,142
Investor Class	—	1,843,450
Total	$—	$27,253,843

Semiannual Report	18

9. Distributions to Shareholders – continued

	Six months ended	Year ended
	June 30, 2014	December 31, 2013
From net realized gain
Initial Class	$22,966,916	$171,844,111
Service Class	9,850,061	74,572,730
Service Class 2	102,989,899	779,239,197
Investor Class	7,339,413	53,381,985
Total	$143,146,289	$1,079,038,023

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
Initial Class
Shares sold	1,761,332	5,558,226	$63,721,087	$193,708,862
Reinvestment of distributions	660,728	5,179,580	22,966,916	178,633,426
Shares redeemed	(3,622,103)	(9,638,376)	(130,677,080)	(335,902,909)
Net increase (decrease)	(1,200,043)	1,099,430	$(43,989,077)	$36,439,379

Service Class
Shares sold	715,702	1,085,616	$25,664,143	$37,988,284
Reinvestment of distributions	285,261	2,245,047	9,850,061	76,942,666
Shares redeemed	(1,467,188)	(2,974,756)	(52,540,304)	(103,666,319)
Net increase (decrease)	(466,225)	355,907	$(17,026,100)	$11,264,631

Service Class 2
Shares sold	4,216,302	10,415,479	$148,833,909	$355,999,897
Reinvestment of distributions	3,030,898	23,570,249	102,989,899	795,490,339
Shares redeemed	(12,022,481)	(27,268,029)	(424,803,680)	(937,258,266)
Net increase (decrease)	(4,775,281)	6,717,699	$(172,979,872)	$214,231,970

Investor Class
Shares sold	724,703	1,638,297	$26,094,583	$57,671,628
Reinvestment of distributions	211,999	1,606,003	7,339,413	55,225,435
Shares redeemed	(405,257)	(515,154)	(14,427,057)	(18,380,954)
Net increase (decrease)	531,445	2,729,146	$19,006,939	$94,516,109

11. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the Fund.

19	Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

VIPMID-SANN-0814

1.723369.115

Semi-Annual Report

June 30, 2014

Classes ADV, I, S, S2 and T

Voya Partners, Inc.

■	Voya Solution Aggressive Portfolio (formerly, ING Solution Aggressive Portfolio)	■	Voya Solution 2020 Portfolio (formerly, ING Solution 2020 Portfolio)
■	Voya Solution Balanced Portfolio (formerly, ING Solution Balanced Portfolio)	■	Voya Solution 2025 Portfolio (formerly, ING Solution 2030 Portfolio)
■	Voya Solution Conservative Portfolio (formerly, ING Solution Conservative Portfolio)	■	Voya Solution 2030 Portfolio (formerly, ING Solution 2030 Portfolio)
■	Voya Solution Income Portfolio (formerly, ING Solution Income Portfolio)	■	Voya Solution 2035 Portfolio (formerly, ING Solution 2035 Portfolio)
■	Voya Solution Moderately Aggressive Portfolio (formerly, ING Solution Moderately Aggressive Portfolio)	■	Voya Solution 2040 Portfolio (formerly, ING Solution 2030 Portfolio)
■	Voya Solution Moderately Conservative Portfolio (formerly, ING Solution Moderately Conservative Portfolio)	■	Voya Solution 2045 Portfolio (formerly, ING Solution 2030 Portfolio)
■	Voya Solution 2015 Portfolio (formerly, ING Solution 2015 Portfolio)	■	Voya Solution 2050 Portfolio (formerly, ING Solution 2030 Portfolio)
		■	Voya Solution 2055 Portfolio (formerly, ING Solution 2055 Portfolio)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com	VoyaTM Investment Management was formerly ING U.S. Investment Management

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer’s premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game’s combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture — keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
Executive Vice President
Voya Family of Funds
July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

[1]	“Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**
Voya Solution Aggressive Portfolio
Class ADV	$1,000.00	$1,052.80	0.64%	$3.26	$1,000.00	$1,021.62	0.64%	$3.21
Class I	1,000.00	1,054.90	0.14	0.71	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,053.30	0.39	1.99	1,000.00	1,022.86	0.39	1.96
Class S2	1,000.00	1,052.80	0.54	2.75	1,000.00	1,022.12	0.54	2.71
Voya Solution Balanced Portfolio
Class ADV	$1,000.00	$1,051.50	0.63%	$3.20	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,054.50	0.13	0.66	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,052.70	0.38	1.93	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,052.10	0.53	2.70	1,000.00	1,022.17	0.53	2.66
Voya Solution Conservative Portfolio
Class ADV	$1,000.00	$1,043.80	0.58%	$2.94	$1,000.00	$1,021.92	0.58%	$2.91
Class I	1,000.00	1,045.80	0.08	0.41	1,000.00	1,024.40	0.08	0.40
Class S	1,000.00	1,044.40	0.33	1.67	1,000.00	1,023.16	0.33	1.66
Class S2	1,000.00	1,044.60	0.48	2.43	1,000.00	1,022.41	0.48	2.41

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**
Voya Solution Income Portfolio
Class ADV	$1,000.00	$1,046.20	0.62%	$3.15	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,048.70	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,048.20	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,046.60	0.52	2.64	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,044.60	0.82	4.16	1,000.00	1,020.73	0.82	4.11
Voya Solution Moderately Aggressive Portfolio
Class ADV	$1,000.00	$1,053.80	0.65%	$3.31	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,056.00	0.15	0.76	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,054.90	0.40	2.04	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,054.10	0.55	2.80	1,000.00	1,022.07	0.55	2.76
Voya Solution Moderately Conservative Portfolio
Class ADV	$1,000.00	$1,047.20	0.65%	$3.30	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,049.10	0.15	0.76	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,049.10	0.40	2.03	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,047.60	0.55	2.79	1,000.00	1,022.07	0.55	2.76
Voya Solution 2015 Portfolio
Class ADV	$1,000.00	$1,046.50	0.64%	$3.25	$1,000.00	$1,021.62	0.64%	$3.21
Class I	1,000.00	1,049.70	0.14	0.71	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,048.40	0.39	1.98	1,000.00	1,022.86	0.39	1.96
Class S2	1,000.00	1,047.90	0.54	2.74	1,000.00	1,022.12	0.54	2.71
Class T	1,000.00	1,045.90	0.84	4.26	1,000.00	1,020.63	0.84	4.21
Voya Solution 2020 Portfolio
Class ADV	$1,000.00	$1,052.50	0.63%	$3.21	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,055.30	0.13	0.66	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,054.50	0.38	1.94	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,053.10	0.53	2.70	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,051.60	0.83	4.22	1,000.00	1,020.68	0.83	4.16
Voya Solution 2025 Portfolio
Class ADV	$1,000.00	$1,048.20	0.62%	$3.15	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,051.00	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,049.90	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,048.70	0.52	2.64	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,047.40	0.82	4.16	1,000.00	1,020.73	0.82	4.11
Voya Solution 2030 Portfolio
Class ADV	$1,000.00	$1,054.40	0.66%	$3.36	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,057.10	0.16	0.82	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,055.60	0.41	2.09	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,054.50	0.56	2.85	1,000.00	1,022.02	0.56	2.81
Class T	1,000.00	1,052.80	0.86	4.38	1,000.00	1,020.53	0.86	4.31

* The annualized expense ratios do not include expenses of the underlying funds.

**  Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**
Voya Solution 2035 Portfolio
Class ADV	$1,000.00	$1,049.40	0.65%	$3.30	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,052.60	0.15	0.76	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,051.00	0.40	2.03	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,050.80	0.55	2.80	1,000.00	1,022.07	0.55	2.76
Class T	1,000.00	1,049.20	0.85	4.32	1,000.00	1,020.58	0.85	4.26
Voya Solution 2040 Portfolio
Class ADV	$1,000.00	$1,059.80	0.67%	$3.42	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	1,061.50	0.17	0.87	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,060.80	0.42	2.15	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,059.80	0.57	2.91	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	1,058.50	0.87	4.44	1,000.00	1,020.48	0.87	4.36
Voya Solution 2045 Portfolio
Class ADV	$1,000.00	$1,052.20	0.67%	$3.41	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	1,055.30	0.17	0.87	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,053.70	0.42	2.14	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,052.60	0.57	2.90	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	1,050.90	0.87	4.42	1,000.00	1,020.48	0.87	4.36
Voya Solution 2050 Portfolio
Class ADV	$1,000.00	$1,059.30	0.68%	$3.47	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,061.00	0.18	0.92	1,000.00	1,023.90	0.18	0.90
Class S	1,000.00	1,061.80	0.43	2.20	1,000.00	1,022.66	0.43	2.16
Class S2	1,000.00	1,059.40	0.58	2.96	1,000.00	1,021.92	0.58	2.91
Class T	1,000.00	1,057.90	0.88	4.49	1,000.00	1,020.43	0.88	4.41
Voya Solution 2055 Portfolio
Class ADV	$1,000.00	$1,052.60	0.67%	$3.41	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	1,054.60	0.17	0.87	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,053.60	0.42	2.14	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,053.10	0.57	2.90	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	1,051.90	0.87	4.43	1,000.00	1,020.48	0.87	4.36

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
ASSETS:
Investments in securities at fair value*	$98,840	$1,548,618	$530,835	$5,493,040
Investments in affiliated underlying funds at fair value**	2,078,759	50,169,519	17,199,951	175,423,784
Total investments at fair value	$2,177,599	$51,718,137	$17,730,786	$180,916,824
Cash	5,468	74,264	26,345	270,913
Receivables:
Investment in affiliated underlying funds sold	14,373	554,494	140,340	2,306,544
Fund shares sold	2,709	33,090	45,005	26,160
Dividends	—	34	7	—
Prepaid expenses	—	196	65	743
Reimbursement due from manager	6,097	5,989	2,272	19,492
Other assets	—	303	—	3,470
Total assets	2,206,246	52,386,507	17,944,820	183,544,146

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	9,227	554,607	134,399	2,133,080
Payable for investments in unaffiliated underlying funds purchased	1,925	—	4,095	—
Payable for fund shares redeemed	5,975	31,919	46,099	270,050
Payable for investment management fees	201	4,735	1,596	16,474
Payable for administrative fees	178	4,246	1,449	14,880
Payable for distribution and shareholder service fees	641	16,282	6,005	51,783
Payable to trustees under the deferred compensation plan (Note 6)	—	303	—	3,470
Payable for trustee fees	9	258	86	912
Other accrued expenses and liabilities	18,816	13,348	6,898	25,397
Total liabilities	36,972	625,698	200,627	2,516,046
NET ASSETS	$2,169,274	$51,760,809	$17,744,193	$181,028,100

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,003,222	$41,153,607	$15,988,330	$168,785,142
Undistributed net investment income	11,496	1,125,545	543,483	5,247,745
Accumulated net realized gain (loss)	43,730	4,858,722	717,251	(342,357)
Net unrealized appreciation	110,826	4,622,935	495,129	7,337,570
NET ASSETS	$2,169,274	$51,760,809	$17,744,193	$181,028,100

* Cost of investments in securities	$92,634	$1,510,500	$518,275	$5,356,852
** Cost of investments in affiliated underlying funds	$1,974,139	$45,584,702	$16,717,382	$168,222,402

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
Class ADV
Net assets	$915,994	$27,219,732	$11,503,095	$91,482,011
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	75,330	2,379,019	965,082	7,764,177
Net asset value and redemption price per share	$12.16	$11.44	$11.92	$11.78

Class I
Net assets	$3,700	$1,180	$3,643	$24,791,143
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	100	301	2,053,989
Net asset value and redemption price per share	$12.29	$11.80	$12.10	$12.07

Class S
Net assets	$1,212,118	$23,887,382	$5,910,653	$60,279,524
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	98,942	2,060,922	492,378	5,040,604
Net asset value and redemption price per share	$12.25	$11.59	$12.00	$11.96

Class S2
Net assets	$37,462	$652,515	$326,802	$4,332,197
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,078	56,627	27,356	371,245
Net asset value and redemption price per share	$12.17	$11.52	$11.95	$11.67

Class T
Net assets	n/a	n/a	n/a	$143,225
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	11,745
Net asset value and redemption price per share	n/a	n/a	n/a	$12.19

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2015 Portfolio	Voya Solution 2020 Portfolio
ASSETS:
Investments in securities at fair value*	$1,339,382	$1,372,403	$18,856,454	$16,850
Investments in affiliated underlying funds at fair value**	32,104,755	44,293,352	606,428,033	545,007
Total investments at fair value	$33,444,137	$45,665,755	$625,284,487	$561,857
Cash	37,348	46,985	1,051,502	541
Receivables:
Investment in affiliated underlying funds sold	301,502	644,184	7,693,535	4,633
Fund shares sold	30,588	13,054	18,262	—
Dividends	161	—	—	—
Prepaid expenses	110	183	2,661	—
Reimbursement due from manager	3,610	4,616	26,734	5,076
Other assets	158	275	11,447	—
Total assets	33,817,614	46,375,052	634,088,628	572,107

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	264,482	460,945	4,976,710	3,705
Payable for investments in unaffiliated underlying funds purchased	—	9,904	—	952
Payable for fund shares redeemed	68,254	185,830	2,787,192	—
Payable for investment management fees	3,096	4,168	57,074	3,231
Payable for administrative fees	2,734	3,739	51,748	46
Payable for distribution and shareholder service fees	10,874	13,812	165,979	226
Payable to trustees under the deferred compensation plan (Note 6)	158	275	11,447	—
Payable for trustee fees	155	230	3,187	1
Other accrued expenses and liabilities	7,636	15,887	87,057	1,279
Total liabilities	357,389	694,790	8,140,394	9,440
NET ASSETS	$33,460,225	$45,680,262	$625,948,234	$562,667

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$26,141,795	$38,634,378	$560,957,303	$543,255
Undistributed net investment income	527,735	1,205,767	17,654,035	871
Accumulated net realized gain	3,299,632	3,360,109	12,690,251	3,333
Net unrealized appreciation	3,491,063	2,480,008	34,646,645	15,208
NET ASSETS	$33,460,225	$45,680,262	$625,948,234	$562,667

* Cost of investments in securities	$1,264,275	$1,337,989	$18,372,071	$16,730
** Cost of investments in affiliated underlying funds	$28,688,799	$41,847,758	$572,265,771	$529,919

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2015 Portfolio	Voya Solution 2020 Portfolio
Class ADV
Net assets	$19,496,067	$21,531,235	$256,266,821	$547,115
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,382,814	1,904,151	20,676,807	42,639
Net asset value and redemption price per share	$14.10	$11.31	$12.39	$12.83

Class I
Net assets	$4,311	$1,175	$92,200,599	$3,904
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	100	7,270,667	301
Net asset value and redemption price per share	$14.32	$11.75	$12.68	$12.97

Class S
Net assets	$13,180,813	$23,424,851	$257,732,437	$3,904
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	927,872	2,030,295	20,517,376	301
Net asset value and redemption price per share	$14.21	$11.54	$12.56	$12.97

Class S2
Net assets	$779,034	$723,001	$18,285,899	$3,878
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	54,736	63,130	1,493,108	301
Net asset value and redemption price per share	$14.23	$11.45	$12.25	$12.88

Class T
Net assets	n/a	n/a	$1,462,478	$3,866
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	116,585	301
Net asset value and redemption price per share	n/a	n/a	$12.54	$12.84

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (continued)

	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio
ASSETS:
Investments in securities at fair value*	$37,799,636	$16,783	$56,889,575	$26,987
Investments in affiliated underlying funds at fair value**	1,217,149,005	263,400	1,066,760,747	649,153
Total investments at fair value	$1,254,948,641	$280,183	$1,123,650,322	$676,140
Cash	1,701,352	277	1,585,595	138
Receivables:
Investment in affiliated underlying funds sold	22,410,675	2,039	27,838,810	2,879
Investments in unaffiliated underlying funds sold	—	304	—	203
Fund shares sold	344,701	—	150,525	—
Dividends	2,095	—	7,603	—
Prepaid expenses	4,936	—	4,364	—
Reimbursement due from manager	126,085	4,427	91,111	6,330
Other assets	17,853	—	14,853	—
Total assets	1,279,556,338	287,230	1,153,343,183	685,690

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	15,190,538	1,858	12,429,663	2,767
Payable for investments in unaffiliated underlying funds purchased	—	476	251,706	286
Payable for fund shares redeemed	7,562,225	—	15,314,900	—
Payable for investment management fees	114,599	2,531	107,873	2,615
Payable for administrative fees	103,683	23	93,229	55
Payable for distribution and shareholder service fees	315,662	112	275,608	271
Payable to trustees under the deferred compensation plan (Note 6)	17,853	—	14,853	—
Payable for trustee fees	6,249	—	5,546	1
Other accrued expenses and liabilities	121,120	1,393	107,354	3,194
Total liabilities	23,431,929	6,393	28,600,732	9,189
NET ASSETS	$1,256,124,409	$280,837	$1,124,742,451	$676,501

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,000,181,896	$265,624	$827,383,129	$641,726
Undistributed net investment income	27,451,127	404	22,774,090	39
Accumulated net realized gain	101,902,911	3,457	136,560,791	5,754
Net unrealized appreciation	126,588,475	11,352	138,024,441	28,982
NET ASSETS	$1,256,124,409	$280,837	$1,124,742,451	$676,501

* Cost of investments in securities	$36,864,290	$16,342	$53,918,450	$26,278
** Cost of investments in affiliated underlying funds	$1,091,495,876	$252,489	$931,707,431	$620,880

See Accompanying Notes to Financial Statements

11

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio
Class ADV
Net assets	$484,211,274	$263,966	$422,845,527	$658,511
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	35,374,176	18,923	28,835,131	44,257
Net asset value and redemption price per share	$13.69	$13.95	$14.66	$14.88

Class I
Net assets	$234,367,985	$4,239	$226,509,715	$4,520
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,713,766	301	15,105,158	301
Net asset value and redemption price per share	$14.02	$14.08	$15.00	$15.01

Class S
Net assets	$499,912,192	$4,234	$442,024,019	$4,520
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	36,025,744	301	29,757,688	301
Net asset value and redemption price per share	$13.88	$14.06	$14.85	$15.01

Class S2
Net assets	$34,438,463	$4,197	$31,016,002	$4,485
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,539,130	301	2,144,041	301
Net asset value and redemption price per share	$13.56	$13.94	$14.47	$14.89

Class T
Net assets	$3,194,495	$4,201	$2,347,188	$4,465
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	229,440	301	157,340	301
Net asset value and redemption price per share	$13.92	$13.95	$14.92	$14.83

See Accompanying Notes to Financial Statements

12

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (continued)

	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio
ASSETS:
Investments in securities at fair value*	$41,777,598	$17,836	$3,487,643
Investments in affiliated underlying funds at fair value**	730,937,559	321,984	98,675,682
Total investments at fair value	$772,715,157	$339,820	$102,163,325
Cash	737,942	240	85,684
Receivables:
Investment in affiliated underlying funds sold	31,483,055	1,433	5,712,976
Investments in unaffiliated underlying funds sold	674,138	—	—
Fund shares sold	304,365	—	77,204
Prepaid expenses	2,976	—	315
Reimbursement due from manager	48,095	4,652	3,417
Other assets	9,246	—	414
Total assets	805,974,974	346,145	108,043,335

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	7,845,826	1,061	500,904
Payable for investments in unaffiliated underlying funds purchased	429,415	387	66,840
Payable for fund shares redeemed	24,182,810	—	5,224,070
Payable for investment management fees	74,510	2,214	9,559
Payable for administrative fees	65,180	28	8,693
Payable for distribution and shareholder service fees	179,726	135	24,853
Payable to trustees under the deferred compensation plan (Note 6)	9,246	—	414
Payable for trustee fees	3,853	1	482
Other accrued expenses and liabilities	79,098	1,879	8,840
Total liabilities	32,869,664	5,705	5,844,655
NET ASSETS	$773,105,310	$340,440	$102,198,680

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$532,890,929	$319,506	$80,200,557
Undistributed net investment income	12,113,678	75	1,270,194
Accumulated net realized gain	123,639,936	4,233	10,782,692
Net unrealized appreciation	104,460,767	16,626	9,945,237
NET ASSETS	$773,105,310	$340,440	$102,198,680

* Cost of investments in securities	$39,923,806	$17,370	$3,284,832
** Cost of investments in affiliated underlying funds	$628,330,584	$305,824	$88,933,256

See Accompanying Notes to Financial Statements

13

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio
Class ADV
Net assets	$265,541,384	$322,302	$40,032,862
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	17,341,827	21,494	2,629,759
Net asset value and redemption price per share	$15.31	$15.00	$15.22

Class I
Net assets	$175,795,595	$4,557	$21,225,892
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	11,229,356	301	1,373,411
Net asset value and redemption price per share	$15.66	$15.13	$15.45

Class S
Net assets	$311,965,115	$4,555	$38,274,740
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	20,145,306	301	2,496,554
Net asset value and redemption price per share	$15.49	$15.13	$15.33

Class S2
Net assets	$18,632,880	$4,514	$2,615,710
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,225,376	301	171,327
Net asset value and redemption price per share	$15.21	$14.99	$15.27

Class T
Net assets	$1,170,336	$4,512	$49,476
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	75,596	301	3,258
Net asset value and redemption price per share	$15.48	$14.99	$15.19

See Accompanying Notes to Financial Statements

14

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,809	$242,194	$161,204	$1,179,990
Dividends	623	62,257	18,067	196,210
Total investment income	2,432	304,451	179,271	1,376,200

EXPENSES:
Investment management fees	1,000	29,253	9,641	102,118
Distribution and shareholder service fees:
Class ADV	1,963	67,268	27,655	231,486
Class S	1,231	29,289	7,236	73,830
Class S2	67	2,112	789	11,078
Class T	—	—	—	623
Transfer agent fees	10	109	138	907
Administrative service fees	900	25,592	8,585	90,344
Shareholder reporting expense	758	3,322	810	7,322
Professional fees	4,019	6,894	3,266	14,348
Custody and accounting expense	432	2,370	767	7,586
Trustee fees	27	774	259	2,733
Offering expense	6,631	—	—	—
Miscellaneous expense	2,805	5,140	4,313	5,138
Interest expense	—	—	—	52
Total expenses	19,843	172,123	63,459	547,565
Net waived and reimbursed fees	(15,325)	(40,243)	(21,001)	(124,037)
Net expenses	4,518	131,880	42,458	423,528
Net investment income (loss)	(2,086)	172,571	136,813	952,672

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,764	234,444	62,574	735,739
Capital gain distributions from affiliated underlying funds	9,185	109,869	—	—
Sale of affiliated underlying funds	14,969	1,386,797	73,215	2,280,675
Net realized gain	28,918	1,731,110	135,789	3,016,414
Net change in unrealized appreciation (depreciation) on:
Investments	4,467	(109,786)	(27,500)	(418,077)
Affiliated underlying funds	82,112	850,143	501,567	4,812,780
Net change in unrealized appreciation (depreciation)	86,579	740,357	474,067	4,394,703
Net realized and unrealized gain	115,497	2,471,467	609,856	7,411,117
Increase in net assets resulting from operations	$113,411	$2,644,038	$746,669	$8,363,789

See Accompanying Notes to Financial Statements

15

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2015 Portfolio	Voya Solution 2020 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$82,146	$284,240	$3,669,287	$827
Dividends	37,674	55,808	683,898	125
Total investment income	119,820	340,048	4,353,185	952

EXPENSES:
Investment management fees	18,008	26,095	356,263	85
Distribution and shareholder service fees:
Class ADV	43,894	53,090	650,538	344
Class S	15,766	29,593	318,912	5
Class S2	1,319	1,714	54,160	11
Class T	—	—	5,691	14
Transfer agent fees	143	86	363	134
Administrative service fees	15,351	22,798	316,070	76
Shareholder reporting expense	1,149	3,469	15,357	9
Registration fees	—	—	543	—
Professional fees	4,944	6,626	41,428	3,394
Custody and accounting expense	1,203	2,103	26,647	54
Trustee fees	464	690	9,561	2
Miscellaneous expense	5,248	5,005	10,334	3,075
Interest expense	—	—	67	—
Total expenses	107,489	151,269	1,805,934	7,203
Net waived and reimbursed fees	(24,535)	(34,019)	(342,214)	(6,738)
Net expenses	82,954	117,250	1,463,720	465
Net investment income	36,866	222,798	2,889,465	487

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	151,707	213,369	2,419,501	405
Capital gain distributions from affiliated underlying funds	102,301	98,174	—	78
Sale of affiliated underlying funds	964,795	739,313	10,898,305	1,241
Net realized gain	1,218,803	1,050,856	13,317,806	1,724
Net change in unrealized appreciation (depreciation) on:
Investments	(9,365)	(103,997)	(1,101,539)	63
Affiliated underlying funds	456,811	969,076	14,476,053	13,767
Net change in unrealized appreciation (depreciation)	447,446	865,079	13,374,514	13,830
Net realized and unrealized gain	1,666,249	1,915,935	26,692,320	15,554
Increase in net assets resulting from operations	$1,703,115	$2,138,733	$29,581,785	$16,041

See Accompanying Notes to Financial Statements

16

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) (continued)

	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$5,576,164	$221	$2,606,777	$169
Dividends	1,347,645	75	1,466,528	120
Total investment income	6,923,809	296	4,073,305	289

EXPENSES:
Investment management fees	700,640	50	652,826	105
Distribution and shareholder service fees:
Class ADV	1,197,066	171	1,028,630	413
Class S	608,912	6	534,781	5
Class S2	98,062	11	83,816	11
Class T	10,772	15	7,383	16
Transfer agent fees	634	134	716	134
Administrative service fees	619,828	42	550,050	91
Shareholder reporting expense	27,950	9	26,328	605
Registration fees	724	—	724	—
Professional fees	83,420	3,394	74,784	3,406
Custody and accounting expense	47,946	54	42,354	237
Trustee fees	18,749	1	16,638	3
Miscellaneous expense	17,928	3,076	17,331	3,512
Interest expense	249	—	217	—
Total expenses	3,432,880	6,963	3,036,578	8,538
Net waived and reimbursed fees	(788,802)	(6,699)	(570,241)	(7,943)
Net expenses	2,644,078	264	2,466,337	595
Net investment income (loss)	4,279,731	32	1,606,968	(306)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,032,918	303	5,822,771	579
Capital gain distributions from affiliated underlying funds	5,269,703	84	4,711,260	111
Sale of affiliated underlying funds	43,541,126	1,048	47,137,282	2,639
Net realized gain	53,843,747	1,435	57,671,313	3,329
Net change in unrealized appreciation (depreciation) on:
Investments	(2,847,736)	375	(1,016,262)	637
Affiliated underlying funds	4,633,810	8,469	(3,233,150)	25,002
Net change in unrealized appreciation (depreciation)	1,786,074	8,844	(4,249,412)	25,639
Net realized and unrealized gain	55,629,821	10,279	53,421,901	28,968
Increase in net assets resulting from operations	$59,909,552	$10,311	$55,028,869	$28,662

See Accompanying Notes to Financial Statements

17

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) (continued)

	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$722,240	$20	$94,683
Dividends	710,974	56	75,674
Total investment income	1,433,214	76	170,357

EXPENSES:
Investment management fees	439,823	57	54,389
Distribution and shareholder service fees:
Class ADV	646,506	204	90,535
Class S	376,177	6	42,648
Class S2	49,052	11	5,812
Class T	3,643	16	196
Transfer agent fees	523	136	345
Administrative service fees	382,069	50	47,877
Shareholder reporting expense	16,080	20	4,344
Registration fees	543	—	—
Professional fees	51,264	3,397	8,288
Custody and accounting expense	28,401	56	3,620
Trustee fees	11,557	1	1,448
Miscellaneous expense	10,361	3,077	6,896
Total expenses	2,015,999	7,031	266,398
Net waived and reimbursed fees	(298,749)	(6,710)	(46,666)
Net expenses	1,717,250	321	219,732
Net investment (loss)	(284,036)	(245)	(49,375)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,731,320	294	442,772
Capital gain distributions from affiliated underlying funds	4,099,739	112	530,106
Sale of affiliated underlying funds	47,362,813	1,307	4,239,640
Net realized gain	55,193,872	1,713	5,212,518
Net change in unrealized appreciation (depreciation) on:
Investments	(879,132)	393	(96,910)
Affiliated underlying funds	(13,981,493)	12,779	322,702
Net change in unrealized appreciation (depreciation)	(14,860,625)	13,172	225,792
Net realized and unrealized gain	40,333,247	14,885	5,438,310
Increase in net assets resulting from operations	$40,049,211	$14,640	$5,388,935

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Solution Aggressive Portfolio		Voya Solution Balanced Portfolio
	Six Months Ended June 30, 2014	May 1, 2013(1) to December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income (loss)	$(2,086)	$6,531	$172,571	$522,074
Net realized gain	28,918	21,654	1,731,110	3,900,604
Net change in unrealized appreciation	86,579	24,247	740,357	2,490,226
Increase in net assets resulting from operations	113,411	52,432	2,644,038	6,912,904

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(517,987)
Class I	—	—	—	(25)
Class S	—	—	—	(436,201)
Class S2	—	—	—	(19,739)
Net realized gains:
Class ADV	—	—	—	(622,760)
Class I	—	—	—	(24)
Class S	—	—	—	(473,507)
Class S2	—	—	—	(22,458)
Total distributions	—	—	—	(2,092,701)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,226,030	1,099,525	3,015,181	7,339,855
Reinvestment of distributions	—	—	—	2,092,652
	1,226,030	1,099,525	3,015,181	9,432,507
Cost of shares redeemed	(298,145)	(23,979)	(5,383,993)	(6,383,519)
Net increase (decrease) in net assets resulting from capital share transactions	927,885	1,075,546	(2,368,812)	3,048,988
Net increase in net assets	1,041,296	1,127,978	275,226	7,869,191

NET ASSETS:
Beginning of year or period	1,127,978	—	51,485,583	43,616,392
End of year or period	$2,169,274	$1,127,978	$51,760,809	$51,485,583
Undistributed net investment income at end of year or period	$11,496	$13,582	$1,125,545	$952,974

(1)    Commencement of operations.

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)

	Voya Solution Conservative Portfolio		Voya Solution Income Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$136,813	$264,407	$952,672	$2,703,311
Net realized gain	135,789	829,665	3,016,414	12,280,524
Net change in unrealized appreciation (depreciation)	474,067	(215,091)	4,394,703	(1,587,252)
Increase in net assets resulting from operations	746,669	878,981	8,363,789	13,396,583

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(271,480)	—	(3,127,735)
Class I	—	(101)	—	(796,375)
Class S	—	(161,777)	—	(2,268,465)
Class S2	—	(7,744)	—	(182,935)
Class T	—	—	—	(8,056)
Net realized gains:
Class ADV	—	(98,686)	—	—
Class I	—	(32)	—	—
Class S	—	(54,391)	—	—
Class S2	—	(2,706)	—	—
Total distributions	—	(596,917)	—	(6,383,566)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,521,782	3,987,489	13,879,050	27,057,056
Reinvestment of distributions	—	596,786	—	6,383,566
	1,521,782	4,584,275	13,879,050	33,440,622
Cost of shares redeemed	(1,864,080)	(2,654,275)	(28,117,881)	(65,600,339)
Net increase (decrease) in net assets resulting from capital share transactions	(342,298)	1,930,000	(14,238,831)	(32,159,717)
Net increase (decrease) in net assets	404,371	2,212,064	(5,875,042)	(25,146,700)

NET ASSETS:
Beginning of year or period	17,339,822	15,127,758	186,903,142	212,049,842
End of year or period	$17,744,193	$17,339,822	$181,028,100	$186,903,142
Undistributed net investment income at end of year or period	$543,483	$406,670	$5,247,745	$4,295,073

See Accompanying Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)

	Voya Solution Moderately Aggressive Portfolio		Voya Solution Moderately Conservative Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$36,866	$226,748	$222,798	$613,395
Net realized gain	1,218,803	2,639,644	1,050,856	3,015,040
Net change in unrealized appreciation	447,446	2,109,556	865,079	515,807
Increase in net assets resulting from operations	1,703,115	4,975,948	2,138,733	4,144,242

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(263,958)	—	(556,451)
Class I	—	(78)	—	(32)
Class S	—	(190,429)	—	(595,229)
Class S2	—	(2,123)	—	(16,779)
Net realized gains:
Class ADV	—	(445,565)	—	(603,545)
Class I	—	(106)	—	(29)
Class S	—	(284,103)	—	(592,593)
Class S2	—	(3,195)	—	(16,912)
Total distributions	—	(1,189,557)	—	(2,381,570)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,828,688	5,848,555	3,842,036	8,160,909
Reinvestment of distributions	—	1,189,374	—	2,381,509
	4,828,688	7,037,929	3,842,036	10,542,418
Cost of shares redeemed	(2,175,412)	(4,667,849)	(6,905,206)	(11,490,640)
Net increase (decrease) in net assets resulting from capital share transactions	2,653,276	2,370,080	(3,063,170)	(948,222)
Net increase (decrease) in net assets	4,356,391	6,156,471	(924,437)	814,450

NET ASSETS:
Beginning of year or period	29,103,834	22,947,363	46,604,699	45,790,249
End of year or period	$33,460,225	$29,103,834	$45,680,262	$46,604,699
Undistributed net investment income at end of year or period	$527,735	$490,869	$1,205,767	$982,969

See Accompanying Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)

	Voya Solution 2015 Portfolio		Voya Solution 2020 Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$2,889,465	$8,892,103	$487	$199
Net realized gain	13,317,806	52,888,050	1,724	1,802
Net change in unrealized appreciation (depreciation)	13,374,514	(7,629)	13,830	280
Increase in net assets resulting from operations	29,581,785	61,772,524	16,041	2,281

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(8,577,618)	—	(88)
Class I	—	(3,194,885)	—	(103)
Class S	—	(9,404,098)	—	(75)
Class S2	—	(706,549)	—	(92)
Class T	—	(58,040)	—	(81)
Net realized gains:
Class ADV	—	—	—	(241)
Class I	—	—	—	(240)
Class S	—	—	—	(240)
Class S2	—	—	—	(241)
Class T	—	—	—	(241)
Total distributions	—	(21,941,190)	—	(1,642)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	33,526,392	71,944,976	528,189	—
Payment from distribution/payment by affiliate	—	—	—	22
Reinvestment of distributions	—	21,941,190	—	6
	33,526,392	93,886,166	528,189	28
Cost of shares redeemed	(111,512,032)	(203,095,094)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(77,985,640)	(109,208,928)	528,189	28
Net increase (decrease) in net assets	(48,403,855)	(69,377,594)	544,230	667

NET ASSETS:
Beginning of year or period	674,352,089	743,729,683	18,437	17,770
End of year or period	$625,948,234	$674,352,089	$562,667	$18,437
Undistributed net investment income at end of year or period	$17,654,035	$14,764,570	$871	$384

See Accompanying Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)

	Voya Solution 2025 Portfolio		Voya Solution 2030 Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$4,279,731	$13,341,151	$32	$206
Net realized gain	53,843,747	126,328,055	1,435	2,193
Net change in unrealized appreciation	1,786,074	52,290,517	8,844	908
Increase in net assets resulting from operations	59,909,552	191,959,723	10,311	3,307

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(9,920,848)	—	(71)
Class I	—	(4,821,781)	—	(87)
Class S	—	(11,844,793)	—	(58)
Class S2	—	(852,034)	—	(75)
Class T	—	(49,517)	—	(63)
Net realized gains:
Class ADV	—	—	—	(253)
Class I	—	—	—	(253)
Class S	—	—	—	(253)
Class S2	—	—	—	(253)
Class T	—	—	—	(253)
Total distributions	—	(27,488,973)	—	(1,619)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	79,668,200	141,374,033	250,546	—
Payment from distribution/payment by affiliate	—	—	—	33
Reinvestment of distributions	—	27,488,973	—	6
	79,668,200	168,863,006	250,546	39
Cost of shares redeemed	(183,653,656)	(277,392,471)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(103,985,456)	(108,529,465)	250,546	39
Net increase (decrease) in net assets	(44,075,904)	55,941,285	260,857	1,727

NET ASSETS:
Beginning of year or period	1,300,200,313	1,244,259,028	19,980	18,253
End of year or period	$1,256,124,409	$1,300,200,313	$280,837	$19,980
Undistributed net investment income at end of year or period	$27,451,127	$23,171,396	$404	$372

See Accompanying Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)

	Voya Solution 2035 Portfolio		Voya Solution 2040 Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income (loss)	$1,606,968	$11,549,368	$(306)	$158
Net realized gain	57,671,313	124,368,244	3,329	2,615
Net change in unrealized appreciation (depreciation)	(4,249,412)	71,163,830	25,639	1,267
Increase in net assets resulting from operations	55,028,869	207,081,442	28,662	4,040

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(6,666,711)	—	(62)
Class I	—	(3,752,173)	—	(81)
Class S	—	(9,003,102)	—	(50)
Class S2	—	(568,093)	—	(65)
Class T	—	(33,612)	—	(55)
Net realized gains:
Class ADV	—	—	—	(269)
Class I	—	—	—	(269)
Class S	—	—	—	(269)
Class S2	—	—	—	(269)
Class T	—	—	—	(269)
Total distributions	—	(20,023,691)	—	(1,658)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	74,229,259	121,265,700	632,747	—
Payment from distribution/payment by affiliate	—	—	—	39
Reinvestment of distributions	—	20,023,691	—	6
	74,229,259	141,289,391	632,747	45
Cost of shares redeemed	(160,034,874)	(248,712,323)	(6,105)	—
Net increase (decrease) in net assets resulting from capital share transactions	(85,805,615)	(107,422,932)	626,642	45
Net increase (decrease) in net assets	(30,776,746)	79,634,819	655,304	2,427

NET ASSETS:
Beginning of year or period	1,155,519,197	1,075,884,378	21,197	18,770
End of year or period	$1,124,742,451	$1,155,519,197	$676,501	$21,197
Undistributed net investment income at end of year or period	$22,774,090	$21,167,122	$39	$345

See Accompanying Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)

	Voya Solution 2045 Portfolio		Voya Solution 2050 Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income (loss)	$(284,036)	$5,311,660	$(245)	$130
Net realized gain	55,193,872	92,739,197	1,713	2,711
Net change in unrealized appreciation (depreciation)	(14,860,625)	59,897,558	13,172	1,363
Increase in net assets resulting from operations	40,049,211	157,948,415	14,640	4,204

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,425,051)	—	(58)
Class I	—	(2,348,659)	—	(77)
Class S	—	(5,630,912)	—	(46)
Class S2	—	(275,701)	—	(62)
Class T	—	(11,246)	—	(52)
Net realized gains:
Class ADV	—	—	—	(265)
Class I	—	—	—	(265)
Class S	—	—	—	(265)
Class S2	—	—	—	(265)
Class T	—	—	—	(265)
Total distributions	—	(11,691,569)	—	(1,620)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	71,746,415	104,155,321	304,422	—
Payment from distribution/payment by affiliate	—	—	—	40
Reinvestment of distributions	—	11,691,569	—	5
	71,746,415	115,846,890	304,422	45
Cost of shares redeemed	(134,929,731)	(167,082,715)	0	—
Net increase (decrease) in net assets resulting from capital share transactions	(63,183,316)	(51,235,825)	304,422	45
Net increase (decrease) in net assets	(23,134,105)	95,021,021	319,062	2,629

NET ASSETS:
Beginning of year or period	796,239,415	701,218,394	21,378	18,749
End of year or period	$773,105,310	$796,239,415	$340,440	$21,378
Undistributed net investment income at end of year or period	$12,113,678	$12,397,714	$75	$320

See Accompanying Notes to Financial Statements

25

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)

	Voya Solution 2055 Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income (loss)	$(49,375)	$593,125
Net realized gain	5,212,518	6,761,805
Net change in unrealized appreciation	225,792	7,559,346
Increase in net assets resulting from operations	5,388,935	14,914,276

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(292,013)
Class I	—	(151,252)
Class S	—	(364,129)
Class S2	—	(16,968)
Class T	—	(325)
Net realized gains:
Class ADV	—	(463,722)
Class I	—	(186,830)
Class S	—	(498,813)
Class S2	—	(26,087)
Class T	—	(484)
Total distributions	—	(2,000,623)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,871,593	40,881,258
Reinvestment of distributions	—	2,000,514
	25,871,593	42,881,772
Cost of shares redeemed	(20,180,817)	(15,997,423)
Net increase in net assets resulting from capital share transactions	5,690,776	26,884,349
Net increase in net assets	11,079,711	39,798,002

NET ASSETS:
Beginning of year or period	91,118,969	51,320,967
End of year or period	$102,198,680	$91,118,969
Undistributed net investment income at end of year or period	$1,270,194	$1,319,569

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Aggressive Portfolio
Class ADV
06-30-14	11.55	(0.02	)•	0.63	0.61	—	—	—	—	—	12.16	5.28	2.34	0.64	0.64	(0.37)	916	44
05-01-13(5)–12-31-13	10.00	0.19	•	1.36	1.55	—	—	—	—	—	11.55	15.50	12.00	0.56	0.56	2.55	496	35
Class I
06-30-14	11.65	0.01		0.63	0.64	—	—	—	—	—	12.29	5.49	1.84	0.14	0.14	0.11	4	44
05-01-13(5)–12-31-13	10.00	0.29	•	1.36	1.65	—	—	—	—	—	11.65	16.50	11.50	0.06	0.06	3.99	4	35
Class S
06-30-14	11.63	(0.01	)•	0.63	0.62	—	—	—	—	—	12.25	5.33	2.09	0.39	0.39	(0.12)	1,212	44
05-01-13(5)–12-31-13	10.00	0.28	•	1.35	1.63	—	—	—	—	—	11.63	16.30	11.75	0.31	0.31	3.73	591	35
Class S2
06-30-14	11.56	(0.02	)•	0.63	0.61	—	—	—	—	—	12.17	5.28	2.34	0.54	0.54	(0.30)	37	44
05-01-13(5)–12-31-13	10.00	0.23	•	1.33	1.56	—	—	—	—	—	11.56	15.60	12.00	0.46	0.46	3.12	38	35
Voya Solution Balanced Portfolio
Class ADV
06-30-14	10.88	0.03	•	0.53	0.56	—	—	—	—	—	11.44	5.15	0.79	0.63	0.63	0.56	27,220	31
12-31-13	9.84	0.10		1.38	1.48	0.20	0.24	—	0.44	—	10.88	15.39	0.78	0.63	0.63	0.97	27,369	78
12-31-12	8.84	0.14	•	1.03	1.17	0.14	0.03	—	0.17	—	9.84	13.35	0.71	0.62	0.62	1.44	24,244	75
12-31-11	9.16	0.24	•	(0.49)	(0.25)	0.03	0.04	—	0.07	—	8.84	(2.68)	0.62	0.62	0.62	2.63	16,050	70
12-31-10	8.24	0.26	•	0.73	0.99	0.07	—	—	0.07	—	9.16	12.07	0.62	0.62	0.62	2.95	4,837	43
12-31-09	6.67	0.14		1.46	1.60	0.02	0.01	—	0.03	—	8.24	24.00	0.62	0.62	0.62	1.89	1	77
Class I
06-30-14	11.19	0.06	•	0.55	0.61	—	—	—	—	—	11.80	5.45	0.29	0.13	0.13	1.15	1	31
12-31-13	10.10	0.16		1.42	1.58	0.25	0.24	—	0.49	—	11.19	15.93	0.28	0.13	0.13	1.49	1	78
12-31-12	9.05	0.18		1.06	1.24	0.16	0.03	—	0.19	—	10.10	13.86	0.21	0.12	0.12	1.85	1	75
12-31-11	9.33	0.26		(0.47)	(0.21)	0.03	0.04	—	0.07	—	9.05	(2.17)	0.12	0.12	0.12	2.78	1	70
12-31-10	8.34	0.18		0.90	1.08	0.09	—	—	0.09	—	9.33	13.11	0.12	0.12	0.12	2.10	1	43
12-31-09	6.74	0.18		1.48	1.66	0.05	0.01	—	0.06	—	8.34	24.68	0.12	0.12	0.12	2.50	1	77
Class S
06-30-14	11.01	0.04	•	0.54	0.58	—	—	—	—	—	11.59	5.27	0.54	0.38	0.38	0.81	23,887	31
12-31-13	9.95	0.13	•	1.39	1.52	0.22	0.24	—	0.46	—	11.01	15.65	0.53	0.38	0.38	1.24	23,012	78
12-31-12	8.92	0.16	•	1.05	1.21	0.15	0.03	—	0.18	—	9.95	13.71	0.46	0.37	0.37	1.70	18,349	75
12-31-11	9.22	0.24	•	(0.47)	(0.23)	0.03	0.04	—	0.07	—	8.92	(2.46)	0.37	0.37	0.37	2.66	12,042	70
12-31-10	8.27	0.20	•	0.84	1.04	0.09	—	—	0.09	—	9.22	12.74	0.37	0.37	0.37	2.28	4,729	43
12-31-09	6.70	0.20	•	1.44	1.64	0.06	0.01	—	0.07	—	8.27	24.48	0.37	0.37	0.37	2.67	739	77
Class S2
06-30-14	10.95	0.03	•	0.54	0.57	—	—	—	—	—	11.52	5.21	0.79	0.53	0.53	0.60	653	31
12-31-13	9.90	0.11	•	1.39	1.50	0.21	0.24	—	0.45	—	10.95	15.51	0.78	0.53	0.53	1.06	1,103	78
12-31-12	8.88	0.17	•	1.02	1.19	0.14	0.03	—	0.17	—	9.90	13.54	0.71	0.52	0.52	1.75	1,022	75
12-31-11	9.20	0.19	•	(0.44)	(0.25)	0.03	0.04	—	0.07	—	8.88	(2.71)	0.62	0.52	0.52	2.04	415	70
04-30-10(5)–12-31-10	8.68	0.12	•	0.50	0.62	0.10	—	—	0.10	—	9.20	7.28	0.62	0.52	0.52	2.10	291	43
Voya Solution Conservative Portfolio
Class ADV
06-30-14	11.42	0.09	•	0.41	0.50	—	—	—	—	—	11.92	4.38	0.82	0.58	0.58	1.51	11,503	30
12-31-13	11.22	0.17	•	0.43	0.60	0.29	0.11	—	0.40	—	11.42	5.40	0.85	0.60	0.60	1.50	10,870	72
12-31-12	10.44	0.24	•	0.82	1.06	0.28	—	—	0.28	—	11.22	10.19	0.75	0.62	0.62	2.19	9,541	69
12-31-11	10.50	0.39	•	(0.38)	0.01	0.04	0.03	—	0.07	—	10.44	0.09	0.62	0.62	0.62	3.67	6,411	84
04-30-10(5)–12-31-10	10.00	0.36	•	0.14	0.50	—	—	—	—	—	10.50	5.00	0.62	0.62	0.62	5.24	1,911	51

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations		From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)		($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Conservative Portfolio (continued)
Class I
06-30-14	11.57	0.12	•	0.41	0.53		—	—	—	—	—	12.10	4.58	0.32	0.08	0.08	2.01	4	30
12-31-13	11.34	0.23		0.44	0.67		0.33	0.11	—	0.44	—	11.57	6.02	0.35	0.10	0.10	1.99	3	72
12-31-12	10.54	0.29	•	0.82	1.11		0.31	—	—	0.31	—	11.34	10.60	0.25	0.12	0.12	2.61	3	69
12-31-11	10.54	0.40		(0.33)	0.07		0.04	0.03	—	0.07	—	10.54	0.69	0.12	0.12	0.12	3.72	3	84
04-30-10(5)–12-31-10	10.00	0.34		0.20	0.54		—	—	—	—	—	10.54	5.40	0.12	0.12	0.12	5.03	3	51
Class S
06-30-14	11.49	0.10	•	0.41	0.51		—	—	—	—	—	12.00	4.44	0.57	0.33	0.33	1.76	5,911	30
12-31-13	11.27	0.20	•	0.44	0.64		0.31	0.11	—	0.42	—	11.49	5.77	0.60	0.35	0.35	1.74	6,168	72
12-31-12	10.49	0.28	•	0.80	1.08		0.30	—	—	0.30	—	11.27	10.34	0.50	0.37	0.37	2.51	5,285	69
12-31-11	10.53	0.40	•	(0.37)	0.03		0.04	0.03	—	0.07	—	10.49	0.28	0.37	0.37	0.37	3.76	2,941	84
04-30-10(5)–12-31-10	10.00	0.29	•	0.24	0.53		—	—	—	—	—	10.53	5.30	0.37	0.37	0.37	4.23	1,098	51
Class S2
06-30-14	11.44	0.09	•	0.42	0.51		—	—	—	—	—	11.95	4.46	0.82	0.48	0.48	1.61	327	30
12-31-13	11.23	0.18	•	0.44	0.62		0.30	0.11	—	0.41	—	11.44	5.59	0.85	0.50	0.50	1.60	298	72
12-31-12	10.46	0.29	•	0.77	1.06		0.29	—	—	0.29	—	11.23	10.23	0.75	0.52	0.52	2.61	298	69
12-31-11	10.51	0.46	•	(0.44)	0.02		0.04	0.03	—	0.07	—	10.46	0.17	0.62	0.52	0.52	4.36	122	84
04-30-10(5)–12-31-10	10.00	0.44	•	0.07	0.51		—	—	—	—	—	10.51	5.10	0.62	0.52	0.52	6.35	64	51
Voya Solution Income Portfolio
Class ADV
06-30-14	11.26	0.05	•	0.47	0.52		—	—	—	—	—	11.78	4.62	0.76	0.62	0.62	0.90	91,482	27
12-31-13	10.89	0.13	•	0.59	0.72		0.35	—	—	0.35	—	11.26	6.68	0.74	0.63	0.63	1.19	94,068	70
12-31-12	10.40	0.20	•	0.78	0.98		0.49	—	—	0.49	—	10.89	9.57	0.70	0.62	0.62	1.82	111,796	71
12-31-11	10.83	0.34	•	(0.34)	0.00	*	0.43	—	—	0.43	—	10.40	0.14	0.62	0.62	0.62	3.23	109,184	75
12-31-10	10.24	0.33	•	0.60	0.93		0.34	—	—	0.34	—	10.83	9.26	0.62	0.62	0.62	3.11	110,352	64
12-31-09	9.27	0.31	•	1.23	1.54		0.53	0.04	—	0.57	—	10.24	16.98	0.62	0.62	0.62	3.24	107,684	70
Class I
06-30-14	11.51	0.08	•	0.48	0.56		—	—	—	—	—	12.07	4.87	0.26	0.12	0.12	1.40	24,791	27
12-31-13	11.12	0.19	•	0.61	0.80		0.41	—	—	0.41	—	11.51	7.30	0.24	0.13	0.13	1.70	24,937	70
12-31-12	10.61	0.24		0.82	1.06		0.55	—	—	0.55	—	11.12	10.12	0.20	0.12	0.12	2.32	25,403	71
12-31-11	11.05	0.40	•	(0.35)	0.05		0.49	—	—	0.49	—	10.61	0.54	0.12	0.12	0.12	3.63	22,837	75
12-31-10	10.43	0.39	•	0.62	1.01		0.39	—	—	0.39	—	11.05	9.86	0.12	0.12	0.12	3.69	24,509	64
12-31-09	9.43	0.28	•	1.34	1.62		0.58	0.04	—	0.62	—	10.43	17.62	0.12	0.12	0.12	2.87	18,772	70
Class S
06-30-14	11.41	0.07	•	0.48	0.55		—	—	—	—	—	11.96	4.82	0.51	0.37	0.37	1.15	60,280	27
12-31-13	11.03	0.16	•	0.60	0.76		0.38	—	—	0.38	—	11.41	6.97	0.49	0.38	0.38	1.46	62,431	70
12-31-12	10.53	0.22	•	0.80	1.02		0.52	—	—	0.52	—	11.03	9.77	0.45	0.37	0.37	2.02	68,703	71
12-31-11	10.96	0.37	•	(0.34)	0.03		0.46	—	—	0.46	—	10.53	0.35	0.37	0.37	0.37	3.39	80,716	75
12-31-10	10.35	0.36	•	0.61	0.97		0.36	—	—	0.36	—	10.96	9.60	0.37	0.37	0.37	3.40	93,940	64
12-31-09	9.37	0.33		1.24	1.57		0.55	0.04	—	0.59	—	10.35	17.20	0.37	0.37	0.37	3.41	90,135	70
Class S2
06-30-14	11.15	0.06	•	0.46	0.52		—	—	—	—	—	11.67	4.66	0.76	0.52	0.52	1.00	4,332	27
12-31-13	10.79	0.14	•	0.59	0.73		0.37	—	—	0.37	—	11.15	6.85	0.74	0.53	0.53	1.28	5,274	70
12-31-12	10.32	0.21	•	0.77	0.98		0.51	—	—	0.51	—	10.79	9.62	0.70	0.52	0.52	2.00	5,889	71
12-31-11	10.75	0.33	•	(0.32)	0.01		0.44	—	—	0.44	—	10.32	0.25	0.62	0.52	0.52	3.13	4,697	75
12-31-10	10.20	0.43	•	0.51	0.94		0.39	—	—	0.39	—	10.75	9.39	0.62	0.52	0.52	4.17	5,543	64
05-28-09(5)–12-31-09	9.59	0.31	•	0.92	1.23		0.58	0.04	—	0.62	—	10.20	13.26	0.62	0.52	0.52	5.29	3	70

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Income Portfolio (continued)
Class T
06-30-14	11.67	0.04	•	0.48	0.52	—	—	—	—	—	12.19	4.46	1.01	0.82	0.82	0.72	143	27
12-31-13	11.29	0.12	•	0.61	0.73	0.35	—	—	0.35	—	11.67	6.55	0.99	0.83	0.83	1.00	193	70
12-31-12	10.70	0.19	•	0.80	0.99	0.40	—	—	0.40	—	11.29	9.29	0.95	0.82	0.82	1.69	259	71
12-31-11	11.03	0.33	•	(0.34)	(0.01)	0.32	—	—	0.32	—	10.70	0.03	0.87	0.82	0.82	2.98	210	75
12-31-10	10.42	0.30	•	0.61	0.91	0.30	—	—	0.30	—	11.03	8.95	0.87	0.82	0.82	2.83	432	64
12-31-09	9.34	0.28	•	1.26	1.54	0.42	0.04	—	0.46	—	10.42	16.85	0.87	0.82	0.82	2.93	505	70
Voya Solution Moderately Aggressive Portfolio
Class ADV
06-30-14	13.38	0.01	•	0.71	0.72	—	—	—	—	—	14.10	5.38	0.80	0.65	0.65	0.13	19,496	35
12-31-13	11.61	0.08		2.25	2.33	0.21	0.35	—	0.56	—	13.38	20.42	0.80	0.63	0.63	0.78	16,945	79
12-31-12	10.25	0.11	•	1.42	1.53	0.12	0.05	—	0.17	—	11.61	15.07	0.73	0.62	0.62	0.98	13,603	70
12-31-11	10.89	0.21	•	(0.79)	(0.58)	0.02	0.04	—	0.06	—	10.25	(5.29)	0.62	0.62	0.62	1.96	9,527	83
04-30-10(5)–12-31-10	10.00	0.11	•	0.78	0.89	—	—	—	—	—	10.89	8.90	0.62	0.62	0.62	1.57	4,677	26
Class I
06-30-14	13.56	0.04	•	0.72	0.76	—	—	—	—	—	14.32	5.60	0.30	0.15	0.15	0.62	4	35
12-31-13	11.74	0.15		2.28	2.43	0.26	0.35	—	0.61	—	13.56	21.10	0.30	0.13	0.13	1.19	4	79
12-31-12	10.34	0.16		1.44	1.60	0.15	0.05	—	0.20	—	11.74	15.62	0.23	0.12	0.12	1.42	4	70
12-31-11	10.94	0.23	•	(0.77)	(0.54)	0.02	0.04	—	0.06	—	10.34	(4.84)	0.12	0.12	0.12	2.16	3	83
04-30-10(5)–12-31-10	10.00	0.16		0.78	0.94	—	—	—	—	—	10.94	9.40	0.12	0.12	0.12	2.50	3	26
Class S
06-30-14	13.47	0.03	•	0.71	0.74	—	—	—	—	—	14.21	5.49	0.55	0.40	0.40	0.39	13,181	35
12-31-13	11.67	0.11		2.28	2.39	0.24	0.35	—	0.59	—	13.47	20.84	0.55	0.38	0.38	0.96	11,871	79
12-31-12	10.30	0.14	•	1.42	1.56	0.14	0.05	—	0.19	—	11.67	15.28	0.48	0.37	0.37	1.29	9,256	70
12-31-11	10.92	0.23	•	(0.79)	(0.56)	0.02	0.04	—	0.06	—	10.30	(5.05)	0.37	0.37	0.37	2.20	5,379	83
04-30-10(5)–12-31-10	10.00	0.10	•	0.82	0.92	—	—	—	—	—	10.92	9.20	0.37	0.37	0.37	1.46	1,438	26
Class S2
06-30-14	13.50	0.02	•	0.71	0.73	—	—	—	—	—	14.23	5.41	0.80	0.55	0.55	0.28	779	35
12-31-13	11.72	0.17	•	2.19	2.36	0.23	0.35	—	0.58	—	13.50	20.56	0.80	0.53	0.53	1.34	284	79
12-31-12	10.30	0.14	•	1.41	1.55	0.08	0.05	—	0.13	—	11.72	15.18	0.73	0.52	0.52	1.27	84	70
12-31-11	10.91	0.08	•	(0.65)	(0.57)	—	0.04	—	0.04	—	10.30	(5.18)	0.62	0.52	0.52	0.70	37	83
04-30-10(5)–12-31-10	10.00	0.09	•	0.82	0.91	—	—	—	—	—	10.91	9.10	0.62	0.52	0.52	1.29	138	26
Voya Solution Moderately Conservative Portfolio
Class ADV
06-30-14	10.80	0.05	•	0.46	0.51	—	—	—	—	—	11.31	4.72	0.79	0.65	0.65	0.85	21,531	33
12-31-13	10.42	0.13	•	0.81	0.94	0.27	0.29	—	0.56	—	10.80	9.27	0.79	0.62	0.62	1.23	21,918	85
12-31-12	9.55	0.18	•	0.94	1.12	0.19	0.06	—	0.25	—	10.42	11.79	0.70	0.62	0.62	1.74	22,425	85
12-31-11	9.79	0.34	•	(0.44)	(0.10)	0.06	0.08	—	0.14	—	9.55	(0.94)	0.62	0.62	0.62	3.54	13,782	77
12-31-10	9.06	0.41	•	0.51	0.92	0.14	0.05	—	0.19	—	9.79	10.35	0.62	0.62	0.62	4.34	2,690	47
12-31-09	7.61	0.20		1.29	1.49	0.03	0.01	—	0.04	—	9.06	19.69	0.62	0.62	0.62	2.47	1	87
Class I
06-30-14	11.20	0.07	•	0.48	0.55	—	—	—	—	—	11.75	4.91	0.29	0.15	0.15	1.28	1	33
12-31-13	10.79	0.18		0.84	1.02	0.32	0.29	—	0.61	—	11.20	9.70	0.29	0.12	0.12	1.66	1	85
12-31-12	9.86	0.23		0.97	1.20	0.21	0.06	—	0.27	—	10.79	12.23	0.20	0.12	0.12	2.16	1	85
12-31-11	10.04	0.34		(0.38)	(0.04)	0.06	0.08	—	0.14	—	9.86	(0.30)	0.12	0.12	0.12	3.39	1	77
12-31-10	9.17	0.26		0.79	1.05	0.13	0.05	—	0.18	—	10.04	11.66	0.12	0.12	0.12	2.75	1	47
12-31-09	7.69	0.24	•	1.32	1.56	0.07	0.01	—	0.08	—	9.17	20.46	0.12	0.12	0.12	2.93	1	87

See Accompanying Notes to Financial Statements

29

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Conservative Portfolio (continued)
Class S
06-30-14	11.00	0.06	•	0.48	0.54	—	—	—	—	—	11.54	4.91	0.54	0.40	0.40	1.10	23,425	33
12-31-13	10.60	0.16		0.82	0.98	0.29	0.29	—	0.58	—	11.00	9.54	0.54	0.37	0.37	1.43	24,016	85
12-31-12	9.70	0.21	•	0.95	1.16	0.20	0.06	—	0.26	—	10.60	11.99	0.45	0.37	0.37	2.02	22,653	85
12-31-11	9.91	0.32	•	(0.40)	(0.08)	0.05	0.08	—	0.13	—	9.70	(0.69)	0.37	0.37	0.37	3.26	15,227	77
12-31-10	9.09	0.26	•	0.74	1.00	0.13	0.05	—	0.18	—	9.91	11.19	0.37	0.37	0.37	2.74	6,911	47
12-31-09	7.64	0.25	•	1.29	1.54	0.08	0.01	—	0.09	—	9.09	20.31	0.37	0.37	0.37	2.98	1,529	87
Class S2
06-30-14	10.93	0.05	•	0.47	0.52	—	—	—	—	—	11.45	4.76	0.79	0.55	0.55	0.94	723	33
12-31-13	10.55	0.14	•	0.82	0.96	0.29	0.29	—	0.58	—	10.93	9.36	0.79	0.52	0.52	1.26	669	85
12-31-12	9.67	0.23	•	0.91	1.14	0.20	0.06	—	0.26	—	10.55	11.85	0.70	0.52	0.52	2.23	712	85
12-31-11	9.90	0.32	•	(0.41)	(0.09)	0.06	0.08	—	0.14	—	9.67	(0.84)	0.62	0.52	0.52	3.21	178	77
04-30-10(5)–12-31-10	9.51	0.21	•	0.37	0.58	0.14	0.05	—	0.19	—	9.90	6.30	0.62	0.52	0.52	3.30	32	47
Voya Solution 2015 Portfolio
Class ADV
06-30-14	11.84	0.04	•	0.51	0.55	—	—	—	—	—	12.39	4.65	0.75	0.64	0.64	0.73	256,267	28
12-31-13	11.20	0.12	•	0.87	0.99	0.35	—	—	0.35	—	11.84	8.93	0.74	0.63	0.63	1.07	276,406	68
12-31-12	10.48	0.18	•	0.98	1.16	0.44	—	—	0.44	—	11.20	11.14	0.70	0.62	0.62	1.62	297,552	63
12-31-11	10.92	0.30	•	(0.41)	(0.11)	0.33	—	—	0.33	—	10.48	(0.90)	0.62	0.62	0.62	2.79	312,854	74
12-31-10	10.07	0.27		0.80	1.07	0.22	—	—	0.22	—	10.92	10.82	0.62	0.62	0.62	2.54	336,038	61
12-31-09	8.63	0.21	•	1.67	1.88	0.35	0.09	—	0.44	—	10.07	22.16	0.62	0.62	0.62	2.32	310,244	60
Class I
06-30-14	12.08	0.08	•	0.52	0.60	—	—	—	—	—	12.68	4.97	0.25	0.14	0.14	1.24	92,201	28
12-31-13	11.43	0.18	•	0.88	1.06	0.41	—	—	0.41	—	12.08	9.42	0.24	0.13	0.13	1.56	94,824	68
12-31-12	10.69	0.25	•	0.99	1.24	0.50	—	—	0.50	—	11.43	11.70	0.20	0.12	0.12	2.19	104,662	63
12-31-11	11.14	0.36	•	(0.43)	(0.07)	0.38	—	—	0.38	—	10.69	(0.46)	0.12	0.12	0.12	3.38	81,565	74
12-31-10	10.25	0.32		0.83	1.15	0.26	—	—	0.26	—	11.14	11.49	0.12	0.12	0.12	3.03	75,820	61
12-31-09	8.78	0.25		1.70	1.95	0.39	0.09	—	0.48	—	10.25	22.70	0.12	0.12	0.12	2.68	65,252	60
Class S
06-30-14	11.98	0.06	•	0.52	0.58	—	—	—	—	—	12.56	4.84	0.50	0.39	0.39	0.99	257,732	28
12-31-13	11.34	0.15	•	0.87	1.02	0.38	—	—	0.38	—	11.98	9.10	0.49	0.38	0.38	1.31	277,984	68
12-31-12	10.60	0.21	•	0.99	1.20	0.46	—	—	0.46	—	11.34	11.48	0.45	0.37	0.37	1.88	312,616	63
12-31-11	11.05	0.33	•	(0.42)	(0.09)	0.36	—	—	0.36	—	10.60	(0.73)	0.37	0.37	0.37	3.00	328,277	74
12-31-10	10.17	0.29		0.83	1.12	0.24	—	—	0.24	—	11.05	11.25	0.37	0.37	0.37	2.82	380,318	61
12-31-09	8.72	0.21		1.70	1.91	0.37	0.09	—	0.46	—	10.17	22.32	0.37	0.37	0.37	2.53	345,876	60
Class S2
06-30-14	11.69	0.05	•	0.51	0.56	—	—	—	—	—	12.25	4.79	0.75	0.54	0.54	0.84	18,286	28
12-31-13	11.07	0.13	•	0.85	0.98	0.36	—	—	0.36	—	11.69	8.98	0.74	0.53	0.53	1.14	23,461	68
12-31-12	10.38	0.19	•	0.96	1.15	0.46	—	—	0.46	—	11.07	11.22	0.70	0.52	0.52	1.76	26,644	63
12-31-11	10.84	0.32	•	(0.42)	(0.10)	0.36	—	—	0.36	—	10.38	(0.83)	0.62	0.52	0.52	2.97	22,792	74
12-31-10	10.02	0.36	•	0.72	1.08	0.26	—	—	0.26	—	10.84	11.05	0.62	0.52	0.52	3.54	15,289	61
05-28-09(5)–12-31-09	8.97	0.21	•	1.32	1.53	0.39	0.09	—	0.48	—	10.02	17.53	0.62	0.52	0.52	3.70	3	60
Class T
06-30-14	11.99	0.03	•	0.52	0.55	—	—	—	—	—	12.54	4.59	1.00	0.84	0.84	0.54	1,462	28
12-31-13	11.35	0.10	•	0.86	0.96	0.32	—	—	0.32	—	11.99	8.59	0.99	0.83	0.83	0.83	1,677	68
12-31-12	10.60	0.16	•	0.99	1.15	0.40	—	—	0.40	—	11.35	10.98	0.95	0.82	0.82	1.42	2,256	63
12-31-11	11.04	0.28	•	(0.42)	(0.14)	0.30	—	—	0.30	—	10.60	(1.12)	0.87	0.82	0.82	2.55	2,100	74
12-31-10	10.17	0.24	•	0.83	1.07	0.20	—	—	0.20	—	11.04	10.65	0.87	0.82	0.82	2.30	2,529	61
12-31-09	8.70	0.18	•	1.69	1.87	0.31	0.09	—	0.40	—	10.17	21.79	0.87	0.82	0.82	1.95	2,517	60

See Accompanying Notes to Financial Statements

30

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)		Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2020 Portfolio
Class ADV
06-30-14	12.19	0.04	•	0.60	0.64	—	—	—	—	—	12.83	5.25		9.49	0.63	0.63	0.62	547	16
12-31-13	11.80	0.11		1.36	1.47	0.29	0.80	—	1.09	0.01	12.19	13.01	(a)	89.79	0.63	0.63	0.87	4	68
12-31-12	10.85	0.15		1.12	1.27	0.11	0.21	—	0.32	—	11.80	11.76		45.86	0.62	0.62	1.28	4	72
10-03-11(5)–12-31-11	10.00	0.08		0.77	0.85	—	—	—	—	—	10.85	8.50		0.62	0.62	0.62	3.31	3	15
Class I
06-30-14	12.29	0.07	•	0.61	0.68	—	—	—	—	—	12.97	5.53		8.99	0.13	0.13	1.11	4	16
12-31-13	11.85	0.17		1.40	1.57	0.34	0.80	—	1.14	0.01	12.29	13.85	(a)	89.29	0.13	0.13	1.38	4	68
12-31-12	10.86	0.21		1.12	1.33	0.13	0.21	—	0.34	—	11.85	12.22		45.36	0.12	0.12	1.81	4	72
10-03-11(5)–12-31-11	10.00	0.09		0.77	0.86	—	—	—	—	—	10.86	8.60		0.12	0.12	0.12	3.81	3	15
Class S
06-30-14	12.30	0.06	•	0.61	0.67	—	—	—	—	—	12.97	5.45		9.24	0.38	0.38	0.90	4	16
12-31-13	11.81	0.14		1.39	1.53	0.25	0.80	—	1.05	0.01	12.30	13.47	(a)	89.54	0.38	0.38	1.14	4	68
12-31-12	10.85	0.18		1.11	1.29	0.12	0.21	—	0.33	—	11.81	11.90		45.61	0.37	0.37	1.56	4	72
10-03-11(5)–12-31-11	10.00	0.09		0.76	0.85	—	—	—	—	—	10.85	8.50		0.37	0.37	0.37	3.55	3	15
Class S2
06-30-14	12.23	0.04	•	0.61	0.65	—	—	—	—	—	12.88	5.31		9.49	0.53	0.53	0.71	4	16
12-31-13	11.81	0.12		1.40	1.52	0.31	0.80	—	1.11	0.01	12.23	13.39	(a)	89.79	0.53	0.53	0.97	4	68
12-31-12	10.85	0.16		1.13	1.29	0.12	0.21	—	0.33	—	11.81	11.88		45.86	0.52	0.52	1.39	4	72
10-03-11(5)–12-31-11	10.00	0.08		0.77	0.85	—	—	—	—	—	10.85	8.50		0.62	0.52	0.52	3.42	3	15
Class T
06-30-14	12.21	0.03	•	0.60	0.63	—	—	—	—	—	12.84	5.16		9.74	0.83	0.83	0.42	4	16
12-31-13	11.77	0.08		1.42	1.50	0.27	0.80	—	1.07	0.01	12.21	13.28	(a)	90.04	0.83	0.83	0.67	4	68
12-31-12	10.84	0.13		1.12	1.25	0.11	0.21	—	0.32	—	11.77	11.53		46.11	0.82	0.82	1.11	4	72
10-03-11(5)–12-31-11	10.00	0.08		0.76	0.84	—	—	—	—	—	10.84	8.40		0.87	0.82	0.82	3.11	3	15
Voya Solution 2025 Portfolio
Class ADV
06-30-14	13.06	0.03	•	0.60	0.63	—	—	—	—	—	13.69	4.82		0.75	0.62	0.62	0.50	484,211	26
12-31-13	11.48	0.10	•	1.73	1.83	0.25	—	—	0.25	—	13.06	16.05		0.74	0.62	0.62	0.85	500,390	72
12-31-12	10.39	0.14	•	1.23	1.37	0.28	—	—	0.28	—	11.48	13.24		0.70	0.62	0.62	1.22	494,888	65
12-31-11	10.98	0.22		(0.60)	(0.38)	0.21	—	—	0.21	—	10.39	(3.37)		0.62	0.62	0.62	2.01	494,505	71
12-31-10	9.82	0.18		1.12	1.30	0.14	—	—	0.14	—	10.98	13.50		0.62	0.62	0.62	1.84	522,321	56
12-31-09	8.06	0.15	•	1.88	2.03	0.26	0.01	—	0.27	—	9.82	25.54		0.62	0.62	0.62	1.73	457,213	51
Class I
06-30-14	13.34	0.07	•	0.61	0.68	—	—	—	—	—	14.02	5.10		0.25	0.12	0.12	1.00	234,368	26
12-31-13	11.73	0.17	•	1.75	1.92	0.31	—	—	0.31	—	13.34	16.54		0.24	0.12	0.12	1.39	225,551	72
12-31-12	10.61	0.20	•	1.25	1.45	0.33	—	—	0.33	—	11.73	13.83		0.20	0.12	0.12	1.75	191,144	65
12-31-11	11.21	0.28	•	(0.62)	(0.34)	0.26	—	—	0.26	—	10.61	(2.92)		0.12	0.12	0.12	2.55	152,184	71
12-31-10	10.01	0.23		1.15	1.38	0.18	—	—	0.18	—	11.21	14.10		0.12	0.12	0.12	2.34	126,678	56
12-31-09	8.21	0.17		1.95	2.12	0.31	0.01	—	0.32	—	10.01	26.13		0.12	0.12	0.12	2.15	102,548	51
Class S
06-30-14	13.22	0.05	•	0.61	0.66	—	—	—	—	—	13.88	4.99		0.50	0.37	0.37	0.75	499,912	26
12-31-13	11.62	0.14	•	1.74	1.88	0.28	—	—	0.28	—	13.22	16.33		0.49	0.37	0.37	1.11	530,013	72
12-31-12	10.52	0.17	•	1.23	1.40	0.30	—	—	0.30	—	11.62	13.44		0.45	0.37	0.37	1.48	512,357	65
12-31-11	11.11	0.25	•	(0.61)	(0.36)	0.23	—	—	0.23	—	10.52	(3.10)		0.37	0.37	0.37	2.24	503,345	71
12-31-10	9.93	0.21		1.13	1.34	0.16	—	—	0.16	—	11.11	13.79		0.37	0.37	0.37	2.11	574,267	56
12-31-09	8.15	0.17	•	1.90	2.07	0.28	0.01	—	0.29	—	9.93	25.78		0.37	0.37	0.37	1.98	502,884	51

See Accompanying Notes to Financial Statements

31

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets					Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)		Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Solution 2025 Portfolio (continued)
Class S2
06-30-14	12.93	0.04	•	0.59	0.63	—	—	—	—	—	13.56	4.87		0.75	0.52	0.52	0.60		34,438	26
12-31-13	11.38	0.11	•	1.70	1.81	0.26	—	—	0.26	—	12.93	16.08		0.74	0.52	0.52	0.93		41,255	72
12-31-12	10.32	0.15	•	1.21	1.36	0.30	—	—	0.30	—	11.38	13.33		0.70	0.52	0.52	1.40		43,134	65
12-31-11	10.92	0.24	•	(0.61)	(0.37)	0.23	—	—	0.23	—	10.32	(3.23)		0.62	0.52	0.52	2.25		32,053	71
12-31-10	9.80	0.26	•	1.04	1.30	0.18	—	—	0.18	—	10.92	13.59		0.62	0.52	0.52	2.59		20,678	56
05-28-09(5)–12-31-09	8.44	0.16	•	1.52	1.68	0.31	0.01	—	0.32	—	9.80	20.20		0.62	0.52	0.52	2.84		3	51
Class T
06-30-14	13.29	0.02	•	0.61	0.63	—	—	—	—	—	13.92	4.74		1.00	0.82	0.82	0.29		3,194	26
12-31-13	11.68	0.08	•	1.75	1.83	0.22	—	—	0.22	—	13.29	15.75		0.99	0.82	0.82	0.66		2,992	72
12-31-12	10.49	0.11	•	1.24	1.35	0.16	—	—	0.16	—	11.68	12.95		0.95	0.82	0.82	0.93		2,737	65
12-31-11	11.06	0.19	•	(0.58)	(0.39)	0.18	—	—	0.18	—	10.49	(3.44)		0.87	0.82	0.82	1.71		3,256	71
12-31-10	9.89	0.16		1.14	1.30	0.13	—	—	0.13	—	11.06	13.28		0.87	0.82	0.82	1.65		6,215	56
12-31-09	8.10	0.13		1.89	2.02	0.22	0.01	—	0.23	—	9.89	25.14		0.87	0.82	0.82	1.48		5,399	51
Voya Solution 2030 Portfolio
Class ADV
06-30-14	13.23	(0.00	)*•	0.72	0.72	—	—	—	—	—	13.95	5.44		16.58	0.66	0.66	(0.00	)*	264	27
12-31-13	12.12	0.11		2.06	2.17	0.24	0.84	—	1.08	0.02	13.23	18.66	(b)	85.63	0.64	0.64	0.86		4	73
12-31-12	11.06	0.11		1.38	1.49	0.10	0.33	—	0.43	—	12.12	13.48		42.34	0.62	0.62	0.96		4	76
10-03-11(5)–12-31-11	10.00	0.07		0.99	1.06	—	—	—	—	—	11.06	10.60		0.62	0.62	0.62	2.82		3	11
Class I
06-30-14	13.32	0.05	•	0.71	0.76	—	—	—	—	—	14.08	5.71		16.08	0.16	0.16	0.73		4	27
12-31-13	12.17	0.18		2.08	2.26	0.29	0.84	—	1.13	0.02	13.32	19.38	(b)	85.13	0.14	0.14	1.36		4	73
12-31-12	11.07	0.18		1.37	1.55	0.12	0.33	—	0.45	—	12.17	13.94		41.84	0.12	0.12	1.48		4	76
10-03-11(5)–12-31-11	10.00	0.08		0.99	1.07	—	—	—	—	—	11.07	10.70		0.12	0.12	0.12	3.32		3	11
Class S
06-30-14	13.32	0.03	•	0.71	0.74	—	—	—	—	—	14.06	5.56		16.33	0.41	0.41	0.51		4	27
12-31-13	12.13	0.14		2.06	2.20	0.19	0.84	—	1.03	0.02	13.32	18.92	(b)	85.38	0.39	0.39	1.10		4	73
12-31-12	11.06	0.14		1.37	1.51	0.11	0.33	—	0.44	—	12.13	13.62		42.09	0.37	0.37	1.21		4	76
10-03-11(5)–12-31-11	10.00	0.08		0.98	1.06	—	—	—	—	—	11.06	10.60		0.37	0.37	0.37	3.10		3	11
Class S2
06-30-14	13.22	0.02	•	0.70	0.72	—	—	—	—	—	13.94	5.45		16.58	0.56	0.56	0.33		4	27
12-31-13	12.13	0.12		2.04	2.16	0.25	0.84	—	1.09	0.02	13.22	18.57	(b)	85.63	0.54	0.54	0.96		4	73
12-31-12	11.06	0.13		1.38	1.51	0.11	0.33	—	0.44	—	12.13	13.60		42.34	0.52	0.52	1.06		4	76
10-03-11(5)–12-31-11	10.00	0.07		0.99	1.06	—	—	—	—	—	11.06	10.60		0.62	0.52	0.52	2.93		3	11
Class T
06-30-14	13.25	0.00	*	0.70	0.70	—	—	—	—	—	13.95	5.28		16.83	0.86	0.86	0.03		4	27
12-31-13	12.09	0.08		2.11	2.19	0.21	0.84	—	1.05	0.02	13.25	18.89	(b)	85.88	0.84	0.84	0.66		4	73
12-31-12	11.05	0.09		1.38	1.47	0.10	0.33	—	0.43	—	12.09	13.25		42.59	0.82	0.82	0.74		4	76
10-03-11(5)–12-31-11	10.00	0.07		0.98	1.05	—	—	—	—	—	11.05	10.50		0.87	0.82	0.82	2.61		3	11
Voya Solution 2035 Portfolio
Class ADV
06-30-14	13.97	0.01	•	0.68	0.69	—	—	—	—	—	14.66	4.94		0.75	0.65	0.65	0.09		422,846	33
12-31-13	11.82	0.11	•	2.25	2.36	0.21	—	—	0.21	—	13.97	20.09		0.74	0.63	0.63	0.82		425,221	74
12-31-12	10.48	0.10	•	1.45	1.55	0.21	—	—	0.21	—	11.82	14.89		0.70	0.62	0.62	0.86		411,758	58
12-31-11	11.19	0.17		(0.73)	(0.56)	0.15	—	—	0.15	—	10.48	(4.90)		0.62	0.62	0.62	1.54		418,753	71
12-31-10	9.90	0.14		1.26	1.40	0.11	—	—	0.11	—	11.19	14.29		0.62	0.62	0.62	1.39		453,363	56
12-31-09	7.94	0.12	•	2.08	2.20	0.23	0.01	—	0.24	—	9.90	28.00		0.62	0.62	0.62	1.35		389,542	46

See Accompanying Notes to Financial Statements

32

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)		Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2035 Portfolio (continued)
Class I
06-30-14	14.25	0.04	•	0.71	0.75	—	—	—	—	—	15.00	5.26		0.25	0.15	0.15	0.59	226,510	33
12-31-13	12.05	0.18	•	2.30	2.48	0.28	—	—	0.28	—	14.25	20.72		0.24	0.13	0.13	1.39	208,709	74
12-31-12	10.69	0.16	•	1.47	1.63	0.27	—	—	0.27	—	12.05	15.37		0.20	0.12	0.12	1.39	168,154	58
12-31-11	11.41	0.24	•	(0.76)	(0.52)	0.20	—	—	0.20	—	10.69	(4.42)		0.12	0.12	0.12	2.10	140,503	71
12-31-10	10.09	0.20	•	1.27	1.47	0.15	—	—	0.15	—	11.41	14.77		0.12	0.12	0.12	1.90	115,744	56
12-31-09	8.08	0.16	•	2.13	2.29	0.27	0.01	—	0.28	—	10.09	28.68		0.12	0.12	0.12	1.82	85,142	46
Class S
06-30-14	14.13	0.02	•	0.70	0.72	—	—	—	—	—	14.85	5.10		0.50	0.40	0.40	0.34	442,024	33
12-31-13	11.96	0.14	•	2.28	2.42	0.25	—	—	0.25	—	14.13	20.35		0.49	0.38	0.38	1.08	485,103	74
12-31-12	10.61	0.13	•	1.46	1.59	0.24	—	—	0.24	—	11.96	15.09		0.45	0.37	0.37	1.15	456,581	58
12-31-11	11.32	0.21		(0.74)	(0.53)	0.18	—	—	0.18	—	10.61	(4.61)		0.37	0.37	0.37	1.77	416,250	71
12-31-10	10.01	0.16		1.28	1.44	0.13	—	—	0.13	—	11.32	14.56		0.37	0.37	0.37	1.65	477,985	56
12-31-09	8.02	0.14	•	2.11	2.25	0.25	0.01	—	0.26	—	10.01	28.35		0.37	0.37	0.37	1.59	406,568	46
Class S2
06-30-14	13.77	0.01	•	0.69	0.70	—	—	—	—	—	14.47	5.08		0.75	0.55	0.55	0.20	31,016	33
12-31-13	11.66	0.11	•	2.22	2.33	0.22	—	—	0.22	—	13.77	20.17		0.74	0.53	0.53	0.88	34,588	74
12-31-12	10.36	0.12	•	1.42	1.54	0.24	—	—	0.24	—	11.66	14.97		0.70	0.52	0.52	1.07	36,830	58
12-31-11	11.08	0.19	•	(0.73)	(0.54)	0.18	—	—	0.18	—	10.36	(4.79)		0.62	0.52	0.52	1.78	26,630	71
12-31-10	9.83	0.21	•	1.19	1.40	0.15	—	—	0.15	—	11.08	14.44		0.62	0.52	0.52	2.08	18,369	56
05-28-09(5)–12-31-09	8.32	0.13	•	1.66	1.79	0.27	0.01	—	0.28	—	9.83	21.84		0.62	0.52	0.52	2.35	4	46
Class T
06-30-14	14.22	(0.01	)•	0.71	0.70	—	—	—	—	—	14.92	4.92		1.00	0.85	0.85	(0.11)	2,347	33
12-31-13	12.02	0.06	•	2.31	2.37	0.17	—	—	0.17	—	14.22	19.85		0.99	0.83	0.83	0.48	1,898	74
12-31-12	10.63	0.07	•	1.47	1.54	0.15	—	—	0.15	—	12.02	14.59		0.95	0.82	0.82	0.61	2,561	58
12-31-11	11.33	0.15	•	(0.73)	(0.58)	0.12	—	—	0.12	—	10.63	(5.06)		0.87	0.82	0.82	1.30	2,927	71
12-31-10	10.02	0.12		1.27	1.39	0.08	—	—	0.08	—	11.33	14.04		0.87	0.82	0.82	1.18	3,998	56
12-31-09	7.98	0.09	•	2.11	2.20	0.15	0.01	—	0.16	—	10.02	27.73		0.87	0.82	0.82	1.10	3,618	46
Voya Solution 2040 Portfolio
Class ADV
06-30-14	14.04	(0.03	)•	0.87	0.84	—	—	—	—	—	14.88	5.98		9.40	0.67	0.67	(0.37)	659	21
12-31-13	12.45	0.08		2.58	2.66	0.21	0.89	—	1.10	0.03	14.04	22.31	(c)	84.89	0.64	0.64	0.63	4	67
12-31-12	11.23	0.08		1.57	1.65	0.09	0.34	—	0.43	—	12.45	14.70		44.95	0.62	0.62	0.63	4	64
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—	—	—	—	—	11.23	12.30		0.62	0.62	0.62	2.25	3	10
Class I
06-30-14	14.14	0.02	•	0.85	0.87	—	—	—	—	—	15.01	6.15		8.90	0.17	0.17	0.28	5	21
12-31-13	12.52	0.15		2.60	2.75	0.27	0.89	—	1.16	0.03	14.14	22.99	(c)	84.39	0.14	0.14	1.11	4	67
12-31-12	11.24	0.14		1.58	1.72	0.10	0.34	—	0.44	—	12.52	15.34		44.45	0.12	0.12	1.16	4	64
10-03-11(5)–12-31-11	10.00	0.07		1.17	1.24	—	—	—	—	—	11.24	12.40		0.12	0.12	0.12	2.75	3	10
Class S
06-30-14	14.15	0.01		0.85	0.86	—	—	—	—	—	15.01	6.08		9.15	0.42	0.42	0.15	5	21
12-31-13	12.48	0.11		2.59	2.70	0.17	0.89	—	1.06	0.03	14.15	22.57	(c)	84.64	0.39	0.39	0.84	4	67
12-31-12	11.23	0.11		1.58	1.69	0.10	0.34	—	0.44	—	12.48	15.02		44.70	0.37	0.37	0.92	4	64
10-03-11(5)–12-31-11	10.00	0.07		1.16	1.23	—	—	—	—	—	11.23	12.30		0.37	0.37	0.37	2.57	3	10
Class S2
06-30-14	14.05	(0.01)		0.85	0.84	—	—	—	—	—	14.89	5.98		9.40	0.57	0.57	(0.09)	4	21
12-31-13	12.47	0.10		2.56	2.66	0.22	0.89	—	1.11	0.03	14.05	22.30	(c)	84.89	0.54	0.54	0.71	4	67
12-31-12	11.23	0.09		1.58	1.67	0.09	0.34	—	0.43	—	12.47	14.91		44.95	0.52	0.52	0.73	4	64
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—	—	—	—	—	11.23	12.30		0.62	0.52	0.52	2.36	3	10

See Accompanying Notes to Financial Statements

33

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2040 Portfolio (continued)
Class T
06-30-14	14.01	(0.03	)•	0.85	0.82	—	—	—	—	—	14.83	5.85	9.65	0.87	0.87	(0.41)	4	21
12-31-13	12.43	0.06		2.56	2.62	0.18	0.89	—	1.07	0.03	14.01	22.06 (c)	85.14	0.84	0.84	0.41	4	67
12-31-12	11.22	0.05		1.58	1.63	0.08	0.34	—	0.42	—	12.43	14.56	45.20	0.82	0.82	0.43	4	64
10-03-11(5)–12-31-11	10.00	0.05		1.17	1.22	—	—	—	—	—	11.22	12.20	0.87	0.82	0.82	2.06	3	10
Voya Solution 2045 Portfolio
Class ADV
06-30-14	14.55	(0.02	)•	0.78	0.76	—	—	—	—	—	15.31	5.22	0.75	0.67	0.67	(0.30)	265,541	31
12-31-13	11.98	0.06	•	2.69	2.75	0.18	—	—	0.18	—	14.55	23.09	0.74	0.63	0.63	0.49	266,469	72
12-31-12	10.56	0.07	•	1.53	1.60	0.18	—	—	0.18	—	11.98	15.23	0.70	0.62	0.62	0.60	239,901	50
12-31-11	11.29	0.14	•	(0.76)	(0.62)	0.11	—	—	0.11	—	10.56	(5.42)	0.62	0.62	0.62	1.28	244,111	77
12-31-10	9.90	0.11		1.35	1.46	0.07	—	—	0.07	—	11.29	14.92	0.62	0.62	0.62	1.04	262,653	40
12-31-09	7.87	0.09	•	2.20	2.29	0.19	0.07	—	0.26	—	9.90	29.50	0.62	0.62	0.62	1.07	229,164	36
Class I
06-30-14	14.84	0.02	•	0.80	0.82	—	—	—	—	—	15.66	5.53	0.25	0.17	0.17	0.21	175,796	31
12-31-13	12.21	0.14	•	2.74	2.88	0.25	—	—	0.25	—	14.84	23.74	0.24	0.13	0.13	1.07	158,048	72
12-31-12	10.76	0.11		1.58	1.69	0.24	—	—	0.24	—	12.21	15.81	0.20	0.12	0.12	1.11	124,166	50
12-31-11	11.51	0.21	•	(0.80)	(0.59)	0.16	—	—	0.16	—	10.76	(5.02)	0.12	0.12	0.12	1.86	109,358	77
12-31-10	10.08	0.16	•	1.38	1.54	0.11	—	—	0.11	—	11.51	15.51	0.12	0.12	0.12	1.59	88,176	40
12-31-09	8.00	0.13	•	2.25	2.38	0.23	0.07	—	0.30	—	10.08	30.16	0.12	0.12	0.12	1.54	61,035	36
Class S
06-30-14	14.70	(0.00	)*•	0.79	0.79	—	—	—	—	—	15.49	5.37	0.50	0.42	0.42	(0.05)	311,965	31
12-31-13	12.10	0.10	•	2.72	2.82	0.22	—	—	0.22	—	14.70	23.45	0.49	0.38	0.38	0.74	350,686	72
12-31-12	10.67	0.11		1.53	1.64	0.21	—	—	0.21	—	12.10	15.47	0.45	0.37	0.37	0.91	313,757	50
12-31-11	11.40	0.18	•	(0.78)	(0.60)	0.13	—	—	0.13	—	10.67	(5.14)	0.37	0.37	0.37	1.51	277,998	77
12-31-10	10.00	0.13		1.36	1.49	0.09	—	—	0.09	—	11.40	15.12	0.37	0.37	0.37	1.33	319,163	40
12-31-09	7.94	0.11	•	2.23	2.34	0.21	0.07	—	0.28	—	10.00	29.86	0.37	0.37	0.37	1.32	260,130	36
Class S2
06-30-14	14.45	(0.01	)•	0.77	0.76	—	—	—	—	—	15.21	5.26	0.75	0.57	0.57	(0.19)	18,633	31
12-31-13	11.89	0.07	•	2.68	2.75	0.19	—	—	0.19	—	14.45	23.26	0.74	0.53	0.53	0.52	19,968	72
12-31-12	10.49	0.09	•	1.51	1.60	0.20	—	—	0.20	—	11.89	15.37	0.70	0.52	0.52	0.76	22,458	50
12-31-11	11.24	0.16	•	(0.77)	(0.61)	0.14	—	—	0.14	—	10.49	(5.38)	0.62	0.52	0.52	1.49	19,318	77
12-31-10	9.89	0.18	•	1.28	1.46	0.11	—	—	0.11	—	11.24	15.00	0.62	0.52	0.52	1.74	14,341	40
05-28-09(5)–12-31-09	8.33	0.11	•	1.75	1.86	0.23	0.07	—	0.30	—	9.89	22.72	0.62	0.52	0.52	1.93	4	36
Class T
06-30-14	14.73	(0.04	)•	0.79	0.75	—	—	—	—	—	15.48	5.09	1.00	0.87	0.87	(0.51)	1,170	31
12-31-13	12.10	0.04	•	2.72	2.76	0.13	—	—	0.13	—	14.73	22.93	0.99	0.83	0.83	0.27	1,068	72
12-31-12	10.63	0.02	•	1.57	1.59	0.12	—	—	0.12	—	12.10	14.98	0.95	0.82	0.82	0.21	936	50
12-31-11	11.35	0.11	•	(0.75)	(0.64)	0.08	—	—	0.08	—	10.63	(5.63)	0.87	0.82	0.82	0.98	1,367	77
12-31-10	9.95	0.09		1.36	1.45	0.05	—	—	0.05	—	11.35	14.68	0.87	0.82	0.82	0.83	2,329	40
12-31-09	7.88	0.07		2.21	2.28	0.14	0.07	—	0.21	—	9.95	29.26	0.87	0.82	0.82	0.80	2,142	36
Voya Solution 2050 Portfolio
Class ADV
06-30-14	14.16	(0.04	)•	0.88	0.84	—	—	—	—	—	15.00	5.93	14.27	0.68	0.68	(0.56)	322	15
12-31-13	12.44	0.06		2.70	2.76	0.19	0.88	—	1.07	0.03	14.16	23.18 (d)	84.37	0.64	0.64	0.48	4	65
12-31-12	11.23	0.07		1.59	1.66	0.09	0.36	—	0.45	—	12.44	14.78	41.76	0.62	0.62	0.56	4	59
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.62	0.62	2.22	3	12

See Accompanying Notes to Financial Statements

34

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2050 Portfolio (continued)
Class I
06-30-14	14.26	0.01		0.86	0.87	—		—	—	—	—	15.13	6.10	13.77	0.18	0.18	0.09	5	15
12-31-13	12.51	0.13		2.73	2.86	0.26		0.88	—	1.14	0.03	14.26	23.84 (d)	83.87	0.14	0.14	0.98	4	65
12-31-12	11.24	0.13		1.60	1.73	0.10		0.36	—	0.46	—	12.51	15.42	41.26	0.12	0.12	1.09	4	59
10-03-11(5)–12-31-11	10.00	0.07		1.17	1.24	—		—	—	—	—	11.24	12.40	0.12	0.12	0.12	2.73	3	12
Class S
06-30-14	14.25	0.01		0.87	0.88	—		—	—	—	—	15.13	6.18	14.02	0.43	0.43	0.10	5	15
12-31-13	12.46	0.09		2.71	2.80	0.16		0.88	—	1.04	0.03	14.25	23.37 (d)	84.12	0.39	0.39	0.66	4	65
12-31-12	11.23	0.10		1.59	1.69	0.10		0.36	—	0.46	—	12.46	15.01	41.51	0.37	0.37	0.84	4	59
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—		—	—	—	—	11.23	12.30	0.37	0.37	0.37	2.32	3	12
Class S2
06-30-14	14.15	(0.02	)•	0.86	0.84	—		—	—	—	—	14.99	5.94	14.27	0.58	0.58	(0.30)	5	15
12-31-13	12.45	0.08		2.68	2.76	0.21		0.88	—	1.09	0.03	14.15	23.09 (d)	84.37	0.54	0.54	0.58	4	65
12-31-12	11.23	0.08		1.59	1.67	0.09		0.36	—	0.45	—	12.45	14.90	41.76	0.52	0.52	0.66	4	59
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—		—	—	—	—	11.23	12.30	0.62	0.52	0.52	2.34	3	12
Class T
06-30-14	14.17	(0.04	)•	0.86	0.82	—		—	—	—	—	14.99	5.79	14.52	0.88	0.88	(0.60)	5	15
12-31-13	12.42	0.04		2.73	2.77	0.17		0.88	—	1.05	0.03	14.17	23.28 (d)	84.62	0.84	0.84	0.26	4	65
12-31-12	11.22	0.04		1.60	1.64	0.08		0.36	—	0.44	—	12.42	14.65	42.01	0.82	0.82	0.36	4	59
10-03-11(5)–12-31-11	10.00	0.05		1.17	1.22	—		—	—	—	—	11.22	12.20	0.87	0.82	0.82	2.03	3	12
Voya Solution 2055 Portfolio
Class ADV
06-30-14	14.46	(0.02	)•	0.78	0.76	—		—	—	—	—	15.22	5.26	0.77	0.67	0.67	(0.31)	40,033	42
12-31-13	12.05	0.08	•	2.69	2.77	0.14		0.22	—	0.36	—	14.46	23.19	0.76	0.63	0.63	0.61	34,195	73
12-31-12	10.66	0.09	•	1.52	1.61	0.10		0.12	—	0.22	—	12.05	15.27	0.72	0.62	0.62	0.78	19,927	55
12-31-11	11.34	0.17	•	(0.79)	(0.62)	0.03		0.03	—	0.06	—	10.66	(5.45)	0.62	0.62	0.62	1.58	11,461	81
03-08-10(5)–12-31-10	10.02	0.15	•	1.17	1.32	—		—	—	—	—	11.34	13.17	0.62	0.62	0.62	1.72	3,923	33
Class I
06-30-14	14.65	0.01	•	0.79	0.80	—		—	—	—	—	15.45	5.46	0.27	0.17	0.17	0.18	21,226	42
12-31-13	12.17	0.17	•	2.71	2.88	0.18		0.22	—	0.40	—	14.65	23.89	0.26	0.13	0.13	1.24	16,948	73
12-31-12	10.74	0.14	•	1.54	1.68	0.13		0.12	—	0.25	—	12.17	15.80	0.22	0.12	0.12	1.21	8,034	55
12-31-11	11.37	0.24	•	(0.80)	(0.56)	0.04		0.03	—	0.07	—	10.74	(4.91)	0.12	0.12	0.12	2.16	4,746	81
03-08-10(5)–12-31-10	10.02	0.18	•	1.17	1.35	—		—	—	—	—	11.37	13.47	0.12	0.12	0.12	2.11	1,648	33
Class S
06-30-14	14.55	(0.00	)*•	0.78	0.78	—		—	—	—	—	15.33	5.36	0.52	0.42	0.42	(0.06)	38,275	42
12-31-13	12.11	0.12	•	2.70	2.82	0.16		0.22	—	0.38	—	14.55	23.52	0.51	0.38	0.38	0.90	37,658	73
12-31-12	10.70	0.13	•	1.52	1.65	0.12		0.12	—	0.24	—	12.11	15.53	0.47	0.37	0.37	1.14	22,055	55
12-31-11	11.35	0.20	•	(0.78)	(0.58)	0.04		0.03	—	0.07	—	10.70	(5.13)	0.37	0.37	0.37	1.77	10,061	81
03-08-10(5)–12-31-10	10.02	0.15	•	1.18	1.33	—		—	—	—	—	11.35	13.27	0.37	0.37	0.37	1.80	4,717	33
Class S2
06-30-14	14.50	(0.03)		0.80	0.77	—		—	—	—	—	15.27	5.31	0.77	0.57	0.57	(0.22)	2,616	42
12-31-13	12.07	0.10	•	2.69	2.79	0.14		0.22	—	0.36	—	14.50	23.36	0.76	0.53	0.53	0.72	2,250	73
12-31-12	10.68	0.10	•	1.52	1.62	0.11		0.12	—	0.23	—	12.07	15.30	0.72	0.52	0.52	0.90	1,294	55
12-31-11	11.34	0.19	•	(0.79)	(0.60)	0.03		0.03	—	0.06	—	10.68	(5.26)	0.62	0.52	0.52	1.73	745	81
03-08-10(5)–12-31-10	10.02	0.15	•	1.17	1.32	—		—	—	—	—	11.34	13.17	0.62	0.52	0.52	1.73	275	33
Class T
06-30-14	14.44	(0.04	)•	0.79	0.75	—		—	—	—	—	15.19	5.19	1.02	0.87	0.87	(0.57)	49	42
12-31-13	12.06	0.14	•	2.61	2.75	0.15		0.22	—	0.37	—	14.44	23.00	1.01	0.83	0.83	1.02	68	73
12-31-12	10.65	0.06	•	1.52	1.58	0.05		0.12	—	0.17	—	12.06	14.95	0.97	0.82	0.82	0.54	12	55
12-31-11	11.31	0.11		(0.74)	(0.63)	0.00	*	0.03	—	0.03	—	10.65	(5.56)	0.87	0.82	0.82	0.94	7	81
03-08-10(5)–12-31-10	10.02	0.09		1.20	1.29	—		—	—	—	—	11.31	12.87	0.87	0.82	0.82	1.08	6	33

See Accompanying Notes to Financial Statements

35

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

(1)	Total Return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total Return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

(a)	Excluding a Payment by affiliate in the year ended December 31, 2013, Solution 2020 Total Return would have been 12.88%, 13.71%, 13.33%, 13.25% and 13.15% on Classes ADV, I, S, S2 and T, respectively.

(b)	Excluding a Payment by affiliate in the year ended December 31, 2013, Solution 2030 Total Return would have been 18.46%, 19,19%, 18.72%, 18.37% and 18.69% on Classes ADV, I, S, S2 and T, respectively.

(c)	Excluding a Payment by affiliate in the year ended December 31, 2013, Solution 2040 Total Return would have been 22.09%, 22.76%, 22.35%, 22.07% and 21.84% on Classes ADV, I, S, S2 and T, respectively.

(d)	Excluding a Payment by affiliate in the year ended December 31, 2013, Solution 2050 Total Return would have been 22.95%, 23.61%, 23.14%, 22.86% and 23.05% on Classes ADV, I, S, S2 and T, respectively.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (formerly, ING Partners, Inc.) (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company serves as investment options in underlying variable insurance products offered by Directed Services LLC. The Company currently consists of forty-two active separate investment series. The fifteen series included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”), Voya Solution 2015 Portfolio (“Solution 2015”), Voya Solution 2020 Portfolio (“Solution 2020”), Voya Solution 2025 Portfolio (“Solution 2025”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”) and Voya Solution 2055 Portfolio (“Solution 2055”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Company. With the exception of Solution Aggressive, Solution Balanced, Solution Conservative, Solution Income, Solution Moderately Aggressive, and Solution Moderately Conservative, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). When Solution 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).

The Portfolios offer at least four of the following five classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to the Portfolios. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. All investments in Underlying Funds are recorded at their estimated fair value, as described below. U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The valuations of the Portfolios’ investments in its Underlying Funds are based on the net asset value (“NAV”) of the Underlying Funds each business day.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation.

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments.

For the period ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized on a twelve month period on a straight-line basis starting at the commencement of operations.

G.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2014, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Solution Aggressive	$1,736,193	$801,362
Solution Balanced	16,103,041	18,336,540
Solution Conservative	5,125,674	5,344,127
Solution Income	49,883,353	63,251,014
Solution Moderately Aggressive	13,577,406	10,903,049
Solution Moderately Conservative	15,423,579	18,279,429
Solution 2015	181,780,268	257,177,766
Solution 2020	555,153	27,018
Solution 2025	323,489,274	423,943,620
Solution 2030	275,140	24,917
Solution 2035	366,091,390	451,099,761
Solution 2040	670,199	43,951
Solution 2045	240,927,544	304,737,299
Solution 2050	320,369	16,520
Solution 2055	45,827,287	40,181,350

NOTE 4 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios have entered into an investment management agreement with the Investment Adviser. The Investment Adviser receives an annual fee for its services provided to each Portfolio based on: 0.10% of average daily nets assets invested in affiliated Underlying Funds and 0.30% of average daily net assets invested in unaffiliated Underlying Funds and/or other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

VFS acts as an administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% based on the average daily net assets of each Portfolio.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S2 and Class T of the respective Portfolios have a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Rule 12b-1 Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25%, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. Termination or modification of this contractual waiver requires approval by the Board. The Distributor has contractually agreed to waive a portion of this fee equal to 0.05% of each applicable Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%. Termination or modification of this contractual waiver requires approval by the Board.

The Company has a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2014, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S.,Inc.) owned more than 5% of the following Portfolios:

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH
AFFILIATES AND RELATED PARTIES (continued)

Subsidiaries	Portfolio	Percentage

ING Life Insurance and Annuity Company	Solution Aggressive	88.92%
	Solution Balanced	97.01
	Solution Conservative	95.04
	Solution Income	61.62
	Solution Moderately Aggressive	96.91
	Solution Moderately Conservative	96.70
	Solution 2015	72.63
	Solution 2025	74.34
	Solution 2035	75.93
	Solution 2045	78.99
	Solution 2055	84.14

ING National Trust	Solution Aggressive	10.91
	Solution Income	33.39
	Solution 2015	24.09
	Solution 2020	96.57
	Solution 2025	23.44
	Solution 2030	92.52
	Solution 2035	22.74
	Solution 2040	96.69
	Solution 2045	20.17
	Solution 2050	93.37
	Solution 2055	15.86

ReliaStar Life Insurance Company	Solution 2030	7.45
	Solution 2050	6.61

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the director. The Portfolios purchase shares of the “notional” funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

For the year ended December 31, 2013, Voya Investments, LLC (formerly, ING Investments, LLC) voluntarily reimbursed Solution 2020, Solution 2030, Solution 2040, and Solution 2050 $22, $33, $39, and $40, respectively, for the foregone investment opportunities attributable to uninvested cash.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2014, the following Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expense	Amount
Solution Aggressive	Offering Fee	$16,500
	Audit	2,547
Solution 2020	Audit	2,725
Solution 2030	Audit	2,725
Solution 2040	Audit	2,738
	Postage	822
Solution 2050	Audit	2,728

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Solution Aggressive	1.39%	0.89%	1.14%	1.29%	N/A
Solution Balanced	1.30%	0.80%	1.05%	1.20%	N/A
Solution Conservative	1.16%	0.66%	0.91%	1.06%	N/A
Solution Income	1.18%	0.68%	0.93%	1.08%	1.38%
Solution Moderately Aggressive	1.38%	0.88%	1.13%	1.28%	N/A
Solution Moderately Conservative	1.24%	0.74%	0.99%	1.14%	N/A
Solution 2015	1.23%	0.73%	0.98%	1.13%	1.43%
Solution 2020	1.26%	0.76%	1.01%	1.16%	1.46%
Solution 2025	1.30%	0.80%	1.05%	1.20%	1.50%
Solution 2030	1.33%	0.83%	1.08%	1.23%	1.53%
Solution 2035	1.37%	0.87%	1.12%	1.27%	1.57%
Solution 2040	1.38%	0.88%	1.13%	1.28%	1.58%
Solution 2045	1.39%	0.89%	1.14%	1.29%	1.59%
Solution 2050	1.39%	0.89%	1.14%	1.29%	1.59%
Solution 2055	1.39%	0.89%	1.14%	1.29%	1.59%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)

fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2014 the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2015	2016	2017	Total
Solution Aggressive	$—	$5,234	$34,136	$39,370
Solution Balanced	5,996	61,544	78,537	146,077
Solution Conservative	3,122	34,993	39,808	77,923
Solution Income	39,346	241,595	245,372	526,313
Solution Moderately Aggressive	4,532	39,985	48,172	92,689
Solution Moderately Conservative	$6,237	$63,309	$73,673	$143,219
Solution 2015	143,690	847,338	705,801	1,696,829
Solution 2020	2,409	13,764	14,759	30,932
Solution 2025	225,078	1,464,376	1,498,398	3,187,852
Solution 2030	2,409	13,358	14,796	30,563
Solution 2035	196,223	1,233,593	1,167,769	2,597,585
Solution 2040	2,409	13,352	17,268	33,029
Solution 2045	127,553	816,731	706,633	1,650,917
Solution 2050	2,409	12,318	16,431	31,158
Solution 2055	6,570	71,115	97,972	175,657

The expense limitation agreement is contractual through May 1, 2018 for all Portfolios except Solution Aggressive, which is through May 1, 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the investment management agreement has been terminated.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions		Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payments by affiliate	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#		#	#	($)	($)	($)	($)	($)
Solution Aggressive
Class ADV
6/30/2014	48,123	—		(15,688)	32,435	556,547	—	—	(184,834)	371,713
5/1/2013(1)–12/31/2013	44,925	—		(2,030)	42,895	491,294	—	—	(21,791)	469,503
Class I
6/30/2014	—	—		—	—	—	—	—	—	—
5/1/2013(1)–12/31/2013	301	—		—	301	3,008	—	—	—	3,008
Class S
6/30/2014	55,603	—		(7,504)	48,099	645,482	—	—	(87,395)	558,087
5/1/2013(1)–12/31/2013	51,038	—		(195)	50,843	569,036	—	—	(2,144)	566,892
Class S2
6/30/2014	2,075	—		(2,257)	(182)	24,001	—	—	(25,916)	(1,915)
5/1/2013(1)–12/31/2013	3,264	—		(4)	3,260	36,187	—	—	(44)	36,143
Solution Balanced
Class ADV
6/30/2014	108,564	—		(245,592)	(137,028)	1,199,285	—	—	(2,720,717)	(1,521,432)
12/31/2013	352,259	111,292		(411,704)	51,847	3,652,403	—	1,140,747	(4,306,587)	486,563
Class I
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—		—	—	—	—	—	—	—
Class S
6/30/2014	158,909	—		(188,862)	(29,953)	1,771,233	—	—	(2,132,644)	(361,411)
12/31/2013	336,287	87,810		(178,180)	245,917	3,545,077	—	909,708	(1,863,817)	2,590,968
Class S2
6/30/2014	4,030	—		(48,137)	(44,107)	44,663	—	—	(530,632)	(485,969)
12/31/2013	13,687	4,089		(20,322)	(2,546)	142,375	—	42,197	(213,115)	(28,543)
Solution Conservative
Class ADV
6/30/2014	84,181	—		(70,780)	13,401	979,106	—	—	(823,494)	155,612
12/31/2013	212,483	33,349		(144,810)	101,022	2,421,270	—	370,166	(1,632,811)	1,158,625
Class I
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	—	1	—	1

(1)	Commencement of operations.

*	Amount is less than 0.500 share or $0.50.

41

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payments by affiliate	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Solution Conservative (continued)
Class S
6/30/2014	43,364	—	(87,853)	(44,489)	506,987	—	—	(1,020,409)	(513,422)
12/31/2013	131,519	19,370	(82,815)	68,074	1,503,773	—	216,169	(942,369)	777,573
Class S2
6/30/2014	3,067	—	(1,722)	1,345	35,689	—	—	(20,177)	15,512
12/31/2013	5,491	940	(6,966)	(535)	62,446	—	10,450	(79,095)	(6,199)
Solution Income
Class ADV
6/30/2014	440,475	—	(1,029,790)	(589,315)	5,033,490	—	—	(11,836,909)	(6,803,419)
12/31/2013	927,717	286,685	(3,130,484)	(1,916,082)	10,300,964	—	3,127,735	(34,812,141)	(21,383,442)
Class I
6/30/2014	393,778	—	(506,854)	(113,076)	4,615,150	—	—	(5,952,190)	(1,337,040)
12/31/2013	728,298	71,552	(916,798)	(116,948)	8,219,647	—	796,375	(10,420,815)	(1,404,793)
Class S
6/30/2014	315,780	—	(744,481)	(428,701)	3,673,551	—	—	(8,571,709)	(4,898,158)
12/31/2013	595,577	205,291	(1,559,002)	(758,134)	6,719,979	—	2,268,465	(17,474,328)	(8,485,884)
Class S2
6/30/2014	47,806	—	(149,657)	(101,851)	547,272	—	—	(1,690,511)	(1,143,239)
12/31/2013	158,903	16,939	(248,605)	(72,763)	1,732,865	—	182,935	(2,730,082)	(814,282)
Class T
6/30/2014	801	—	(5,608)	(4,807)	9,587	—	—	(66,562)	(56,975)
12/31/2013	7,297	713	(14,362)	(6,352)	83,601	—	8,056	(162,973)	(71,316)
Solution Moderately Aggressive
Class ADV
6/30/2014	203,832	—	(87,170)	116,662	2,756,532	—	—	(1,165,290)	1,591,242
12/31/2013	252,632	57,128	(215,815)	93,945	3,122,569	—	709,523	(2,740,881)	1,091,211
Class I
6/30/2014	—	—	—	—	—	—	—	—	—
12/31/2013	—	— *	—	— *	—	—	1	—	1
Class S
6/30/2014	115,757	—	(69,296)	46,461	1,565,888	—	—	(959,181)	606,707
12/31/2013	204,238	38,023	(153,962)	88,299	2,550,378	—	474,532	(1,925,635)	1,099,275
Class S2
6/30/2014	37,467	—	(3,742)	33,725	506,268	—	—	(50,941)	455,327
12/31/2013	13,500	425	(104)	13,821	175,608	—	5,318	(1,333)	179,593
Solution Moderately Conservative
Class ADV
6/30/2014	215,418	—	(341,658)	(126,240)	2,368,514	—	—	(3,729,727)	(1,361,213)
12/31/2013	425,960	111,969	(660,375)	(122,446)	4,517,278	—	1,159,996	(7,018,049)	(1,340,775)
Class I
6/30/2014	—	—	—	—	—	—	—	—	—
12/31/2013	—	—	—	—	—	—	—	—	—
Class S
6/30/2014	127,983	—	(281,078)	(153,095)	1,427,242	—	—	(3,150,284)	(1,723,042)
12/31/2013	323,583	112,697	(389,561)	46,719	3,514,968	—	1,187,823	(4,240,036)	462,755
Class S2
6/30/2014	4,159	—	(2,263)	1,896	46,280	—	—	(25,195)	21,085
12/31/2013	11,953	3,215	(21,455)	(6,287)	128,663	—	33,690	(232,555)	(70,202)
Solution 2015
Class ADV
6/30/2014	606,144	—	(3,280,739)	(2,674,595)	7,259,596	—	—	(39,319,210)	(32,059,614)
12/31/2013	2,171,667	752,423	(6,131,935)	(3,207,845)	25,137,826	—	8,577,618	(70,791,647)	(37,076,203)
Class I
6/30/2014	1,347,004	—	(1,925,586)	(578,582)	16,509,976	—	—	(23,764,962)	(7,254,986)
12/31/2013	2,037,713	275,184	(3,620,000)	(1,307,103)	23,912,360	—	3,194,885	(42,815,574)	(15,708,329)
Class S
6/30/2014	614,202	—	(3,296,443)	(2,682,241)	7,509,136	—	—	(39,743,170)	(32,234,034)
12/31/2013	1,606,865	815,620	(6,795,393)	(4,372,908)	18,816,939	—	9,404,098	(79,360,617)	(51,139,580)

*	Amount is less than 0.500 share or $0.50.

42

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions		Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payments by affiliate	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#		#	#	($)	($)	($)	($)	($)
Solution 2015 (continued)
Class S2
6/30/2014	182,029	—		(695,633)	(513,604)	2,165,843	—	—	(8,319,881)	(6,154,038)
12/31/2013	340,610	62,749		(803,221)	(399,862)	3,865,295	—	706,549	(9,167,886)	(4,596,042)
Class T
6/30/2014	6,657	—		(29,877)	(23,220)	81,841	—	—	(364,809)	(282,968)
12/31/2013	18,066	5,021		(82,119)	(59,032)	212,556	—	58,040	(959,370)	(688,774)
Solution 2020
Class ADV
6/30/2014	42,338	—		—	42,338	528,189	—	—	—	528,189
12/31/2013	—	—	*	—	— *	—	4	1	—	5
Class I
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	4	2	—	6
Class S
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—		—	— *	—	5	1	—	6
Class S2
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	4	1	—	5
Class T
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	5	1	—	6
Solution 2025
Class ADV
6/30/2014	1,208,518	—		(4,160,318)	(2,951,800)	15,986,545	—	—	(54,801,831)	(38,815,286)
12/31/2013	3,232,021	807,229		(8,816,697)	(4,777,447)	39,595,318	—	9,920,848	(108,594,567)	(59,078,401)
Class I
6/30/2014	3,391,166	—		(3,582,566)	(191,400)	45,660,194	—	—	(48,866,837)	(3,206,643)
12/31/2013	4,358,700	384,819		(4,136,505)	607,014	54,751,536	—	4,821,781	(51,891,349)	7,681,968
Class S
6/30/2014	1,150,580	—		(5,218,522)	(4,067,942)	15,376,577	—	—	(68,783,151)	(53,406,574)
12/31/2013	3,227,161	952,920		(8,165,989)	(3,985,908)	40,157,784	—	11,844,793	(101,767,397)	(49,764,820)
Class S2
6/30/2014	174,693	—		(825,965)	(651,272)	2,290,585	—	—	(10,914,621)	(8,624,036)
12/31/2013	527,019	70,011		(1,198,054)	(601,024)	6,339,632	—	852,034	(14,447,278)	(7,255,612)
Class T
6/30/2014	25,860	—		(21,521)	4,339	354,299	—	—	(287,216)	67,083
12/31/2013	42,486	3,955		(55,638)	(9,197)	529,763	—	49,517	(691,880)	(112,600)
Solution 2030
Class ADV
6/30/2014	18,622	—		—	18,622	250,546	—	—	—	250,546
12/31/2013	—	—	*	—	— *	—	6	1	—	7
Class I
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	6	2	—	8
Class S
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	7	1	—	8
Class S2
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	7	1	—	8
Class T
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	7	1	—	8
Solution 2035
Class ADV
6/30/2014	1,027,379	—		(2,640,269)	(1,612,890)	14,461,610	—	—	(37,002,047)	(22,540,437)
12/31/2013	2,004,753	513,614		(6,904,983)	(4,386,616)	25,600,087	—	6,666,711	(89,299,773)	(57,032,975)

*	Amount is less than 0.500 share or $0.50.

43

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions		Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payments by affiliate	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#		#	#	($)	($)	($)	($)	($)
Solution 2035 (continued)
Class I
6/30/2014	2,941,945	—		(2,487,273)	454,672	41,956,865	—	—	(36,445,439)	5,511,426
12/31/2013	3,938,288	283,826		(3,521,070)	701,044	51,807,591	—	3,752,173	(45,909,900)	9,649,864
Class S
6/30/2014	1,028,455	—		(5,605,471)	(4,577,016)	14,662,657	—	—	(78,588,869)	(63,926,212)
12/31/2013	2,935,185	686,212		(7,463,505)	(3,842,108)	38,341,213	—	9,003,102	(98,167,363)	(50,823,048)
Class S2
6/30/2014	192,696	—		(560,396)	(367,700)	2,683,071	—	—	(7,882,614)	(5,199,543)
12/31/2013	408,437	44,382		(1,099,623)	(646,804)	5,137,234	—	568,093	(13,846,738)	(8,141,411)
Class T
6/30/2014	31,971	—		(8,088)	23,883	465,056	—	—	(115,905)	349,151
12/31/2013	29,097	2,541		(111,159)	(79,521)	379,575	—	33,612	(1,488,549)	(1,075,362)
Solution 2040
Class ADV
6/30/2014	44,375	—		(419)	43,956	632,747	—	—	(6,105)	626,642
12/31/2013	—	—	*	—	— *	—	7	1	—	8
Class I
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	8	2	—	10
Class S
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	8	1	—	9
Class S2
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	8	1	—	9
Class T
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	8	1	—	9
Solution 2045
Class ADV
6/30/2014	828,266	—		(1,795,576)	(967,310)	12,099,378	—	—	(26,205,305)	(14,105,927)
12/31/2013	1,702,360	255,220		(3,675,388)	(1,717,808)	22,306,689	—	3,425,051	(48,938,366)	(23,206,626)
Class I
6/30/2014	3,053,844	—		(2,472,832)	581,012	45,133,036	—	—	(38,065,894)	7,067,142
12/31/2013	3,213,384	171,937		(2,905,251)	480,070	43,509,848	—	2,348,659	(38,262,384)	7,596,123
Class S
6/30/2014	805,187	—		(4,515,688)	(3,710,501)	11,919,436	—	—	(65,771,184)	(53,851,748)
12/31/2013	2,586,637	415,872		(5,075,113)	(2,072,604)	34,565,178	—	5,630,912	(69,154,065)	(28,957,975)
Class S2
6/30/2014	160,834	—		(317,727)	(156,893)	2,348,936	—	—	(4,695,480)	(2,346,544)
12/31/2013	271,223	20,698		(798,953)	(507,032)	3,527,530	—	275,701	(10,398,224)	(6,594,993)
Class T
6/30/2014	16,143	—		(13,072)	3,071	245,629	—	—	(191,868)	53,761
12/31/2013	18,614	828		(24,290)	(4,848)	246,076	—	11,246	(329,676)	(72,354)
Solution 2050
Class ADV
6/30/2014	21,193	—		— *	21,193	304,422	—	—	— *	304,422
12/31/2013	—	—	*	—	— *	—	8	1	—	9
Class I
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	8	1	—	9
Class S
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	8	1	—	9
Class S2
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	8	1	—	9
Class T
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	— *	—	8	1	—	9

*	Amount is less than 0.500 share or $0.50.

44

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payments by affiliate	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Solution 2055
Class ADV
6/30/2014	496,754	—	(231,114)	265,640	7,185,296	—	—	(3,339,647)	3,845,649
12/31/2013	1,002,890	56,694	(349,329)	710,255	13,166,347	—	755,734	(4,663,446)	9,258,635
Class I
6/30/2014	741,068	—	(524,760)	216,308	10,839,042	—	—	(7,983,383)	2,855,659
12/31/2013	751,645	25,099	(279,687)	497,057	10,096,057	—	338,083	(3,696,402)	6,737,738
Class S
6/30/2014	491,459	—	(583,262)	(91,803)	7,186,276	—	—	(8,414,692)	(1,228,416)
12/31/2013	1,198,793	64,398	(496,546)	766,645	16,025,088	—	862,941	(6,682,103)	10,205,926
Class S2
6/30/2014	43,983	—	(27,825)	16,158	643,358	—	—	(404,176)	239,182
12/31/2013	116,400	3,223	(71,632)	47,991	1,532,819	—	43,055	(944,461)	631,413
Class T
6/30/2014	1,210	—	(2,679)	(1,469)	17,621	—	—	(38,919)	(21,298)
12/31/2013	4,505	52	(815)	3,742	60,947	—	701	(11,011)	50,637

NOTE 10 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2014:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution Income	1	$627,000	1.09%
Solution 2015	1	2,205,000	1.09
Solution 2025	2	3,406,500	1.09
Solution 2035	2	3,162,000	1.09

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2014. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2013 was as follows:

45

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Ordinary Income	Long-term Capital Gains
Solution Balanced	$1,424,298	$668,403
Solution Conservative	507,457	89,460
Solution Income	6,383,566	—
Solution Moderately Aggressive	699,936	489,621
Solution Moderately Conservative	1,901,652	479,918
Solution 2015	21,941,190	—
Solution 2020	1,518	124
Solution 2025	27,488,973	—
Solution 2030	1,447	172
Solution 2035	20,023,691	—
Solution 2040	1,444	214
Solution 2045	11,691,569	—
Solution 2050	1,403	217
Solution 2055	1,183,850	816,773

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Solution Aggressive	$17,843	$10,816	$23,983	$—	—
Solution Balanced	1,834,042	2,510,501	3,627,610	—	—
Solution Conservative	650,635	467,744	(101,950)	—	—
Solution Income	4,336,748	—	1,463,579	(1,879,483)	2017
Solution Moderately Aggressive	981,259	1,694,854	2,941,294	—	—
Solution Moderately Conservative	1,916,815	1,718,324	1,280,210	—	—
Solution 2015	14,913,566	3,783,460	16,861,116	—	—
Solution 2020	597	1,446	1,332	—	—
Solution 2025	23,452,509	58,794,179	114,067,386	—	—
Solution 2030	717	1,705	2,480	—	—
Solution 2035	23,443,849	87,556,039	131,343,772	—	—
Solution 2040	696	2,078	3,339	—	—
Solution 2045	17,512,584	70,418,744	112,241,946	—	—
Solution 2050	657	2,186	3,451	—	—
Solution 2055	2,586,925	4,511,460	9,511,112	—	—

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the

46

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISK (continued)

Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

NOTE 13 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

47

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2014, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Aggressive
Class ADV	$0.0574	$0.0183	$0.0464	August 5, 2014	August 1, 2014
Class I	$0.0271	$0.0183	$0.0464	August 5, 2014	August 1, 2014
Class S	$0.0594	$0.0183	$0.0464	August 5, 2014	August 1, 2014
Class S2	$0.0507	$0.0183	$0.0464	August 5, 2014	August 1, 2014

Solution Balanced
Class ADV	$0.2022	$0.1947	$0.5598	August 5, 2014	August 1, 2014
Class I	$0.2566	$0.1947	$0.5598	August 5, 2014	August 1, 2014
Class S	$0.2309	$0.1947	$0.5598	August 5, 2014	August 1, 2014
Class S2	$0.1863	$0.1947	$0.5598	August 5, 2014	August 1, 2014

Solution Conservative
Class ADV	$0.2698	$0.1600	$0.3148	August 5, 2014	August 1, 2014
Class I	$0.3247	$0.1600	$0.3148	August 5, 2014	August 1, 2014
Class S	$0.2952	$0.1600	$0.3148	August 5, 2014	August 1, 2014
Class S2	$0.2799	$0.1600	$0.3148	August 5, 2014	August 1, 2014

Solution Income
Class ADV	$0.2682	$—	$—	August 5, 2014	August 1, 2014
Class I	$0.3365	$—	$—	August 5, 2014	August 1, 2014
Class S	$0.3025	$—	$—	August 5, 2014	August 1, 2014
Class S2	$0.2716	$—	$—	August 5, 2014	August 1, 2014
Class T	$0.2066	$—	$—	August 5, 2014	August 1, 2014

Solution Moderately Aggressive
Class ADV	$0.2008	$0.2096	$0.7274	August 5, 2014	August 1, 2014
Class I	$0.2579	$0.2096	$0.7274	August 5, 2014	August 1, 2014
Class S	$0.2277	$0.2096	$0.7274	August 5, 2014	August 1, 2014
Class S2	$0.2487	$0.2096	$0.7274	August 5, 2014	August 1, 2014

Solution Moderately Conservative
Class ADV	$0.2334	$0.2325	$0.4313	August 5, 2014	August 1, 2014
Class I	$0.2922	$0.2325	$0.4313	August 5, 2014	August 1, 2014
Class S	$0.2637	$0.2325	$0.4313	August 5, 2014	August 1, 2014
Class S2	$0.2506	$0.2325	$0.4313	August 5, 2014	August 1, 2014

Solution 2015
Class ADV	$0.2797	$—	$0.0777	August 5, 2014	August 1, 2014
Class I	$0.3535	$—	$0.0777	August 5, 2014	August 1, 2014
Class S	$0.3164	$—	$0.0777	August 5, 2014	August 1, 2014
Class S2	$0.2889	$—	$0.0777	August 5, 2014	August 1, 2014
Class T	$0.2261	$—	$0.0777	August 5, 2014	August 1, 2014

Solution 2020
Class ADV	$0.0090	$0.0047	$0.0326	August 5, 2014	August 1, 2014
Class I	$—	$0.0047	$0.0326	August 5, 2014	August 1, 2014
Class S	$—	$0.0047	$0.0326	August 5, 2014	August 1, 2014
Class S2	$—	$0.0047	$0.0326	August 5, 2014	August 1, 2014
Class T	$—	$0.0047	$0.0326	August 5, 2014	August 1, 2014

Solution 2025
Class ADV	$0.2347	$—	$0.6647	August 5, 2014	August 1, 2014
Class I	$0.3106	$—	$0.6647	August 5, 2014	August 1, 2014
Class S	$0.2738	$—	$0.6647	August 5, 2014	August 1, 2014
Class S2	$0.2458	$—	$0.6647	August 5, 2014	August 1, 2014
Class T	$0.2216	$—	$0.6647	August 5, 2014	August 1, 2014

48

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2030
Class ADV	$0.0196	$0.0171	$0.0842	August 5, 2014	August 1, 2014
Class I	$—	$0.0171	$0.0842	August 5, 2014	August 1, 2014
Class S	$—	$0.0171	$0.0842	August 5, 2014	August 1, 2014
Class S2	$—	$0.0171	$0.0842	August 5, 2014	August 1, 2014
Class T	$—	$0.0171	$0.0842	August 5, 2014	August 1, 2014

Solution 2035
Class ADV	$0.2550	$0.0307	$1.1867	August 5, 2014	August 1, 2014
Class I	$0.3341	$0.0307	$1.1867	August 5, 2014	August 1, 2014
Class S	$0.2934	$0.0307	$1.1867	August 5, 2014	August 1, 2014
Class S2	$0.2690	$0.0307	$1.1867	August 5, 2014	August 1, 2014
Class T	$0.2217	$0.0307	$1.1867	August 5, 2014	August 1, 2014

Solution 2040
Class ADV	$0.0080	$0.0080	$0.0468	August 5, 2014	August 1, 2014
Class I	$—	$0.0080	$0.0468	August 5, 2014	August 1, 2014
Class S	$—	$0.0080	$0.0468	August 5, 2014	August 1, 2014
Class S2	$—	$0.0080	$0.0468	August 5, 2014	August 1, 2014
Class T	$—	$0.0080	$0.0468	August 5, 2014	August 1, 2014

Solution 2045
Class ADV	$0.2207	$0.1040	$1.4334	August 5, 2014	August 1, 2014
Class I	$0.2978	$0.1040	$1.4334	August 5, 2014	August 1, 2014
Class S	$0.2548	$0.1040	$1.4334	August 5, 2014	August 1, 2014
Class S2	$0.2298	$0.1040	$1.4334	August 5, 2014	August 1, 2014
Class T	$0.1996	$0.1040	$1.4334	August 5, 2014	August 1, 2014

Solution 2050
Class ADV	$0.0149	$0.0148	$0.0959	August 5, 2014	August 1, 2014
Class I	$—	$0.0148	$0.0959	August 5, 2014	August 1, 2014
Class S	$—	$0.0148	$0.0959	August 5, 2014	August 1, 2014
Class S2	$—	$0.0148	$0.0959	August 5, 2014	August 1, 2014
Class T	$—	$0.0148	$0.0959	August 5, 2014	August 1, 2014

Solution 2055
Class ADV	$0.1750	$0.1889	$0.6726	August 5, 2014	August 1, 2014
Class I	$0.2297	$0.1889	$0.6726	August 5, 2014	August 1, 2014
Class S	$0.2009	$0.1889	$0.6726	August 5, 2014	August 1, 2014
Class S2	$0.1895	$0.1889	$0.6726	August 5, 2014	August 1, 2014
Class T	$0.1686	$0.1889	$0.6726	August 5, 2014	August 1, 2014

The Portfolios have evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

49

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.6%
976	iShares Russell 1000 Value Index Fund	$98,840	4.6

	Total Exchange-Traded Funds (Cost $92,634)	98,840	4.6

MUTUAL FUNDS: 95.8%
	Affiliated Investment Companies: 95.8%
14,062	Voya International Core Fund — Class I	163,541	7.5
4,179	Voya International Index Portfolio — Class I	43,542	2.0
8,067	Voya Large Cap Growth Portfolio Class I	162,716	7.5
11,707	Voya Large Cap Value Fund — Class R6	163,194	7.5
5,166	Voya MidCap Opportunities Portfolio — Class I	87,207	4.0
10,967	Voya Multi-Manager Emerging Markets Equity Fund — Class I	130,945	6.0
16,636	Voya Multi-Manager International Equity Fund — Class I	206,952	9.6
10,978	Voya Multi-Manager Large Cap Core Portfolio — Class I	173,669	8.0
13,033	Voya Multi-Manager Mid Cap Value Fund Class I	196,275	9.1

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
4,189	Voya Russell Mid Cap Growth Index Portfolio — Class I	$109,048	5.0
3,851	Voya Small Company Portfolio — Class I	87,155	4.0
18,137	Voya U.S. Stock Index Portfolio — Class I	282,570	13.1
1,344	VY Clarion Real Estate Portfolio — Class I	43,420	2.0
3,962	VY Invesco Comstock Portfolio — Class I	65,290	3.0
1,785	VY T. Rowe Price Growth Equity Portfolio — Class I	163,235	7.5

	Total Mutual Funds (Cost $1,974,139)	2,078,759	95.8

	Total Investments in Securities (Cost $2,066,773)	$2,177,599	100.4
	Liabilities in Excess of Other Assets	(8,325)	(0.4)
	Net Assets	$2,169,274	100.0

Cost for federal income tax purposes is $2,070,301.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$115,275
Gross Unrealized Depreciation	(7,977)
Net Unrealized Appreciation	$107,298

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$98,840	$—	$—	$98,840
Mutual Funds	2,078,759	—	—	2,078,759
Total Investments, at fair value	$2,177,599	$—	$—	$2,177,599

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

50

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya International Core Fund — Class I	$61,541	$115,386	$(19,374)	$5,988	$163,541	$—	$344	$—
Voya International Index Portfolio — Class I	42,128	51,982	(50,816)	248	43,542	328	891	—
Voya Large Cap Growth Portfolio — Class I	90,697	92,407	(26,433)	6,045	162,716	—	2,805	—
Voya Large Cap Value Fund — Class R6	67,179	131,009	(42,921)	7,927	163,194	421	1,878	—
Voya MidCap Opportunities Portfolio — Class I	101,625	76,941	(89,462)	(1,897)	87,207	280	1,459	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	66,271	110,508	(56,155)	10,321	130,945	—	(2,071)	—
Voya Multi-Manager International Equity Fund — Class I	112,636	120,580	(31,854)	5,590	206,952	—	1,725	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	146,171	119,989	(98,753)	6,262	173,669	—	2,723	—
Voya Multi-Manager Mid Cap Value Fund — Class I	102,773	105,186	(29,383)	17,699	196,275	—	(1,063)	—
Voya RussellTM Mid Cap Growth Index Portfolio — Class I	—	114,977	(13,128)	7,199	109,048	484	706	—
Voya Small Company Portfolio — Class I	45,290	59,637	(10,776)	(6,996)	87,155	296	539	9,185
Voya U.S. Stock Index Portfolio — Class I	33,858	261,029	(27,262)	14,945	282,570	—	1,422	—
VY Clarion Real Estate Portfolio — Class I	22,031	23,640	(7,327)	5,076	43,420	—	746	—
VY Invesco Comstock Portfolio — Class I	—	68,702	(7,955)	4,543	65,290	—	493	—
VY JPMorgan Emerging Markets Equity Portfolio — Class I	21,878	10,009	(32,260)	373	—	—	(2,019)	—
VY T. Rowe Price Equity Income Portfolio — Class I	100,812	53,256	(151,338)	(2,730)	—	—	1,349	—
VY T. Rowe Price Growth Equity Portfolio — Class I	80,451	100,226	(18,961)	1,519	163,235	—	3,042	—
	$1,095,341	$1,615,464	$(714,158)	$82,112	$2,078,759	$1,809	$14,969	$9,185

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

51

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.0%
16,267	iShares iBoxx $ High Yield Corporate Bond Fund	$1,548,618	3.0

	Total Exchange-Traded Funds (Cost $1,510,500)	1,548,618	3.0

MUTUAL FUNDS: 96.9%
	Affiliated Investment Companies: 96.9%
152,583	Voya Floating Rate Fund — Class I	1,554,819	3.0
231,075	Voya Global Bond Fund — Class R6	2,585,728	5.0
365,303	Voya High Yield Bond Fund Class I	3,112,383	6.0
180,025	Voya Intermediate Bond Fund Class R6	1,814,648	3.5
133,623	Voya International Core Fund — Class I	1,554,035	3.0
99,265	Voya International Index Portfolio — Class I	1,034,344	2.0
127,761	Voya Large Cap Growth Portfolio Class I	2,576,949	5.0
222,719	Voya Large Cap Value Fund — Class R6	3,104,701	6.0
107,395	Voya MidCap Opportunities Portfolio — Class I	1,812,823	3.5
86,844	Voya Multi-Manager Emerging Markets Equity Fund — Class I	1,036,921	2.0
124,801	Voya Multi-Manager International Equity Fund — Class I	1,552,521	3.0
195,586	Voya Multi-Manager Large Cap Core Portfolio — Class I	3,094,166	5.9
223,616	Voya Multi-Manager Mid Cap Value Fund Class I	3,367,658	6.5
59,713	Voya Russell Mid Cap Growth Index Portfolio — Class I	1,554,338	3.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
103,176	Voya Short Term Bond Fund — Class R6	$1,034,857	2.0
45,748	Voya Small Company Portfolio — Class I	1,035,288	2.0
120,606	Voya U.S. Bond Index Portfolio — Class I	1,292,897	2.5
298,282	Voya U.S. Stock Index Portfolio — Class I	4,647,237	9.0
104,913	VY BlackRock Inflation Protected Bond Portfolio — Class I	1,033,390	2.0
31,925	VY Clarion Real Estate Portfolio — Class I	1,031,495	2.0
94,117	VY Invesco Comstock Portfolio — Class I	1,551,045	3.0
86,116	VY PIMCO Bond Portfolio — Class I	1,033,391	2.0
170,302	VY T. Rowe Price Capital Appreciation Portfolio — Class I	5,168,653	10.0
28,276	VY T. Rowe Price Growth Equity Portfolio — Class I	2,585,232	5.0

	Total Mutual Funds (Cost $45,584,702)	50,169,519	96.9

	Total Investments in Securities (Cost $47,095,202)	$51,718,137	99.9
	Assets in Excess of Other Liabilities	42,672	0.1
	Net Assets	$51,760,809	100.0

Cost for federal income tax purposes is $47,274,397.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,701,421
Gross Unrealized Depreciation	(257,681)
Net Unrealized Appreciation	$4,443,740

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,548,618	$—	$—	$1,548,618
Mutual Funds	50,169,519	—	—	50,169,519
Total Investments, at fair value	$51,718,137	$—	$—	$51,718,137

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

52

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio — Class I	$1,000,757	$7,784	$(1,057,165)	$48,624	$—	$—	$(39,916)	$—
Voya Floating Rate Fund — Class I	1,527,047	170,898	(134,118)	(9,008)	1,554,819	29,749	4,438	—
Voya Global Bond Fund — Class R6	2,529,776	236,522	(274,662)	94,092	2,585,728	52,893	(12,770)	—
Voya High Yield Bond Fund — Class I	2,035,511	1,439,985	(410,761)	47,648	3,112,383	66,258	(281)	—
Voya High Yield Portfolio — Class I	511,023	1,023	(515,140)	3,094	—	1,640	(340)	—
Voya Intermediate Bond Fund — Class R6	1,640,281	276,350	(161,874)	59,891	1,814,648	28,272	(1,637)	—
Voya International Core Fund — Class I	1,022,346	618,956	(119,540)	32,273	1,554,035	—	30,304	—
Voya International Index Portfolio — Class I	1,034,449	174,071	(189,115)	14,939	1,034,344	8,017	23,263	—
Voya Large Cap Growth Portfolio — Class I	3,001,615	150,185	(543,055)	(31,796)	2,576,949	—	160,777	—
Voya Large Cap Value Fund — Class R6	2,833,402	423,008	(282,308)	130,599	3,104,701	8,796	66,377	—
Voya MidCap Opportunities Portfolio — Class I	2,599,020	165,492	(787,980)	(163,709)	1,812,823	6,840	170,896	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	1,517,703	669,601	(1,172,764)	22,381	1,036,921	—	4,315	—
Voya Multi-Manager International Equity Fund — Class I	2,073,292	104,073	(515,275)	(109,569)	1,552,521	—	143,169	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	3,208,683	125,692	(394,249)	154,040	3,094,166	—	54,260	—
Voya Multi-Manager Mid Cap Value Fund — Class I	2,629,455	834,023	(408,679)	312,859	3,367,658	—	27,820	—
Voya RussellTM Mid Cap Growth Index Portfolio — Class I	—	1,573,632	(141,018)	121,724	1,554,338	7,195	7,283	—
Voya RussellTM Mid Cap Index Portfolio — Class I	1,563,597	11,676	(1,383,161)	(192,112)	—	—	155,975	—
Voya Short Term Bond Fund — Class R6	1,013,000	112,183	(92,088)	1,762	1,034,857	8,852	282	—
Voya Small Company Portfolio — Class I	1,042,478	215,190	(112,959)	(109,421)	1,035,288	3,543	35,606	109,869
Voya U.S. Bond Index Portfolio — Class I	2,811,188	156,725	(1,777,325)	102,309	1,292,897	12,378	(21,243)	—
Voya U.S. Stock Index Portfolio — Class I	1,557,749	3,720,562	(745,828)	114,754	4,647,237	—	22,417	—
VY BlackRock Inflation Protected Bond Portfolio — Class I	993,188	87,249	(105,281)	58,234	1,033,390	7,761	(12,911)	—
VY Clarion Real Estate Portfolio — Class I	1,014,048	52,009	(171,101)	136,539	1,031,495	—	38,430	—
VY Invesco Comstock Portfolio — Class I	—	1,566,695	(138,796)	123,146	1,551,045	—	10,199	—
VY JPMorgan Emerging Markets Equity Portfolio — Class I	510,368	—	(507,357)	(3,011)	—	—	(27,985)	—
VY PIMCO Bond Portfolio — Class I	—	1,090,421	(80,074)	23,044	1,033,391	—	1,007	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	4,117,925	1,208,543	(414,142)	256,327	5,168,653	—	108,315	—
VY T. Rowe Price Equity Income Portfolio — Class I	1,804,098	18,125	(1,458,029)	(364,194)	—	—	324,147	—
VY T. Rowe Price Growth Equity Portfolio — Class I	2,250,683	637,982	(278,117)	(25,316)	2,585,232	—	114,600	—
	$47,842,682	$15,848,655	$(14,371,961)	$850,143	$50,169,519	$242,194	$1,386,797	$109,869

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

53

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
5,576	iShares iBoxx $ High Yield Corporate Bond Fund	$530,835	3.0

	Total Exchange-Traded Funds (Cost $518,275)	530,835	3.0

MUTUAL FUNDS: 96.9%
	Affiliated Investment Companies: 96.9%
87,150	Voya Floating Rate Fund — Class I	888,061	5.0
190,053	Voya Global Bond Fund — Class R6	2,126,693	12.0
208,719	Voya High Yield Bond Fund Class I	1,778,283	10.0
114,576	Voya Intermediate Bond Fund Class R6	1,154,928	6.5
34,020	Voya International Index Portfolio — Class I	354,483	2.0
13,135	Voya Large Cap Growth Portfolio Class I	264,926	1.5
38,162	Voya Large Cap Value Fund — Class R6	531,984	3.0
42,058	Voya MidCap Opportunities Portfolio — Class I	709,939	4.0
47,161	Voya Multi-Manager Mid Cap Value Fund Class I	710,251	4.0
141,432	Voya Short Term Bond Fund — Class R6	1,418,562	8.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
173,592	Voya U.S. Bond Index Portfolio — Class I	$1,860,904	10.5
34,073	Voya U.S. Stock Index Portfolio — Class I	530,852	3.0
161,786	VY BlackRock Inflation Protected Bond Portfolio — Class I	1,593,593	8.9
103,288	VY PIMCO Bond Portfolio — Class I	1,239,461	7.0
58,361	VY T. Rowe Price Capital Appreciation Portfolio — Class I	1,771,261	10.0
2,907	VY T. Rowe Price Growth Equity Portfolio — Class I	265,770	1.5

	Total Mutual Funds (Cost $16,717,382)	17,199,951	96.9

	Total Investments in Securities (Cost $17,235,657)	$17,730,786	99.9
	Assets in Excess of Other Liabilities	13,407	0.1
	Net Assets	$17,744,193	100.0

Cost for federal income tax purposes is $17,355,157.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$643,400
Gross Unrealized Depreciation	(267,771)
Net Unrealized Appreciation	$375,629

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$530,835	$—	$—	$530,835
Mutual Funds	17,199,951	—	—	17,199,951
Total Investments, at fair value	$17,730,786	$—	$—	$17,730,786

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

54

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio — Class I	$1,022,902	$3,011	$(1,073,255)	$47,342	$—	$—	$(38,461)	$—
Voya Floating Rate Fund — Class I	867,088	101,854	(78,664)	(2,217)	888,061	16,674	(266)	—
Voya Global Bond Fund — Class R6	2,068,730	182,331	(192,441)	68,073	2,126,693	42,750	(2,380)	—
Voya High Yield Bond Fund — Class I	1,394,425	551,016	(198,988)	31,830	1,778,283	42,229	(1,109)	—
Voya High Yield Portfolio — Class I	174,616	407	(177,024)	2,001	—	556	(1,066)	—
Voya Intermediate Bond Fund — Class R6	1,375,662	99,368	(367,631)	47,529	1,154,928	18,506	(7,125)	—
Voya International Core Fund — Class I	221,793	1,631	(193,350)	(30,074)	—	—	24,338	—
Voya International Index Portfolio — Class I	132,071	256,961	(51,826)	17,277	354,483	2,911	2,495	—
Voya Large Cap Growth Portfolio — Class I	311,262	17,573	(63,859)	(50)	264,926	—	12,821	—
Voya Large Cap Value Fund — Class R6	263,286	290,246	(40,145)	18,597	531,984	1,452	9,322	—
Voya MidCap Opportunities Portfolio — Class I	619,932	134,547	(48,801)	4,261	709,939	2,602	10,855	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	458,476	1,305	(420,890)	(38,891)	—	—	25,489	—
Voya Multi-Manager Mid Cap Value Fund — Class I	627,176	112,146	(91,164)	62,093	710,251	—	6,657	—
Voya RussellTM Mid Cap Index Portfolio — Class I	177,587	502	(156,288)	(21,801)	—	—	17,773	—
Voya Short Term Bond Fund — Class R6	1,380,489	160,748	(125,082)	2,407	1,418,562	11,923	355	—
Voya U.S. Bond Index Portfolio — Class I	2,121,446	157,524	(502,175)	84,109	1,860,904	9,637	(21,407)	—
Voya U.S. Stock Index Portfolio — Class I	354,024	368,516	(199,475)	7,787	530,852	—	(106)	—
VY BlackRock Inflation Protected Bond Portfolio — Class I	1,532,904	132,179	(161,370)	89,880	1,593,593	11,964	(20,254)	—
VY PIMCO Bond Portfolio — Class I	—	1,277,920	(66,097)	27,638	1,239,461	—	799	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	701,543	1,117,446	(164,826)	117,098	1,771,261	—	13,203	—
VY T. Rowe Price Equity Income Portfolio — Class I	263,440	5,182	(233,492)	(35,130)	—	—	36,103	—
VY T. Rowe Price Growth Equity Portfolio — Class I	225,558	55,213	(16,809)	1,808	265,770	—	5,179	—
	$16,294,410	$5,027,626	$(4,623,652)	$501,567	$17,199,951	$161,204	$73,215	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

55

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.0%
57,700	iShares iBoxx $ High Yield Corporate Bond Fund	$5,493,040	3.0

	Total Exchange-Traded Funds (Cost $5,356,852)	5,493,040	3.0

MUTUAL FUNDS: 96.9%
	Affiliated Investment Companies: 96.9%
533,573	Voya Floating Rate Fund — Class I	5,437,112	3.0
969,649	Voya Global Bond Fund — Class R6	10,850,370	6.0
850,337	Voya High Yield Bond Fund Class I	7,244,874	4.0
1,798,676	Voya Intermediate Bond Fund Class R6	18,130,655	10.0
347,108	Voya International Index Portfolio — Class I	3,616,869	2.0
268,052	Voya Large Cap Growth Portfolio Class I	5,406,609	3.0
454,310	Voya Large Cap Value Fund — Class R6	6,333,078	3.5
375,518	Voya MidCap Opportunities Portfolio — Class I	6,338,737	3.5
290,959	Voya Multi-Manager International Equity Fund — Class I	3,619,533	2.0
484,444	Voya Multi-Manager Large Cap Core Portfolio — Class I	7,663,896	4.2
421,087	Voya Multi-Manager Mid Cap Value Fund Class I	6,341,565	3.5

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
1,443,171	Voya Short Term Bond Fund — Class R6	$14,475,009	8.0
2,024,374	Voya U.S. Bond Index Portfolio — Class I	21,701,294	12.0
463,556	Voya U.S. Stock Index Portfolio — Class I	7,222,206	4.0
1,650,865	VY BlackRock Inflation Protected Bond Portfolio — Class I	16,261,025	9.0
111,613	VY Clarion Real Estate Portfolio — Class I	3,606,205	2.0
1,016,314	VY PIMCO Bond Portfolio — Class I	12,195,769	6.7
476,413	VY T. Rowe Price Capital Appreciation Portfolio — Class I	14,459,126	8.0
49,435	VY T. Rowe Price Growth Equity Portfolio — Class I	4,519,852	2.5

	Total Mutual Funds (Cost $168,222,402)	175,423,784	96.9

	Total Investments in Securities (Cost $173,579,254)	$180,916,824	99.9
	Assets in Excess of Other Liabilities	111,276	0.1
	Net Assets	$181,028,100	100.0

Cost for federal income tax purposes is $174,566,193.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$9,147,512
Gross Unrealized Depreciation	(2,796,881)
Net Unrealized Appreciation	$6,350,631

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,493,040	$—	$—	$5,493,040
Mutual Funds	175,423,784	—	—	175,423,784
Total Investments, at fair value	$180,916,824	$—	$—	$180,916,824

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

56

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING PIMCO Total Return Bond Portfolio — Class I	$12,408,400	$19,274	$(12,902,441)	$474,767	$—	$—	$(368,152)	$—
Voya Floating Rate Fund — Class I	5,602,478	458,845	(603,019)	(21,192)	5,437,112	105,221	5,481	—
Voya Global Bond Fund — Class R6	11,137,393	585,851	(1,253,187)	380,313	10,850,370	226,052	(33,264)	—
Voya High Yield Bond Fund — Class I	3,613,790	4,921,880	(1,381,129)	90,333	7,244,874	125,808	(4,097)	—
Voya High Yield Portfolio — Class I	1,878,439	2,107	(1,890,428)	9,882	—	5,972	140	—
Voya Intermediate Bond Fund — Class R6	16,201,487	3,327,214	(2,006,327)	608,281	18,130,655	283,071	(29,122)	—
Voya International Core Fund — Class I	2,285,969	12,136	(1,904,755)	(393,350)	—	—	333,506	—
Voya International Index Portfolio — Class I	3,318,631	849,503	(562,861)	11,596	3,616,869	27,509	127,252	—
Voya Large Cap Growth Portfolio — Class I	6,225,930	166,356	(996,582)	10,905	5,406,609	—	268,463	—
Voya Large Cap Value Fund — Class R6	2,835,292	3,894,390	(587,053)	190,449	6,333,078	17,856	139,409	—
Voya MidCap Opportunities Portfolio — Class I	4,768,930	2,055,907	(469,089)	(17,011)	6,338,737	24,103	196,442	—
Voya Multi-Manager International Equity Fund — Class I	—	3,778,074	(391,240)	232,699	3,619,533	—	15,725	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	11,394,212	239,655	(4,038,987)	69,016	7,663,896	—	349,222	—
Voya Multi-Manager Mid Cap Value Fund — Class I	4,824,995	1,884,755	(832,845)	464,660	6,341,565	—	196,670	—
Voya RussellTM Mid Cap Index Portfolio — Class I	3,825,236	5,711	(3,356,227)	(474,720)	—	—	387,720	—
Voya Short Term Bond Fund — Class R6	14,865,032	1,206,356	(1,621,451)	25,072	14,475,009	125,202	4,254	—
Voya U.S. Bond Index Portfolio — Class I	26,750,606	1,154,867	(7,253,308)	1,049,129	21,701,294	116,100	(288,818)	—
Voya U.S. Stock Index Portfolio — Class I	3,812,793	4,018,933	(818,207)	208,687	7,222,206	—	53,654	—
VY BlackRock Inflation Protected Bond Portfolio — Class I	16,433,541	932,981	(2,039,421)	933,924	16,261,025	123,096	(208,953)	—
VY Clarion Real Estate Portfolio — Class I	3,719,702	110,427	(751,299)	527,375	3,606,205	—	96,045	—
VY PIMCO Bond Portfolio — Class I	—	12,982,127	(1,062,682)	276,324	12,195,769	—	9,773	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	9,443,666	5,785,802	(1,696,595)	926,253	14,459,126	—	129,612	—
VY T. Rowe Price Equity Income Portfolio — Class I	3,782,588	43,708	(3,086,866)	(739,430)	—	—	752,834	—
VY T. Rowe Price Growth Equity Portfolio — Class I	4,373,696	526,447	(349,109)	(31,182)	4,519,852	—	146,879	—
	$173,502,806	$48,963,306	$(51,855,108)	$4,812,780	$175,423,784	$1,179,990	$2,280,675	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

57

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.0%
3,506	iShares iBoxx $ High Yield Corporate Bond Fund	$333,771	1.0
9,930	iShares Russell 1000 Value Index Fund	1,005,611	3.0

	Total Exchange-Traded Funds (Cost $1,264,275)	1,339,382	4.0

MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
65,776	Voya Floating Rate Fund — Class I	670,254	2.0
59,768	Voya Global Bond Fund — Class R6	668,803	2.0
196,779	Voya High Yield Bond Fund Class I	1,676,554	5.0
158,408	Voya International Core Fund — Class I	1,842,285	5.5
64,190	Voya International Index Portfolio — Class I	668,861	2.0
99,140	Voya Large Cap Growth Portfolio Class I	1,999,655	6.0
119,931	Voya Large Cap Value Fund — Class R6	1,671,834	5.0
79,364	Voya MidCap Opportunities Portfolio — Class I	1,339,669	4.0
112,306	Voya Multi-Manager Emerging Markets Equity Fund — Class I	1,340,931	4.0
201,753	Voya Multi-Manager International Equity Fund — Class I	2,509,804	7.5
179,171	Voya Multi-Manager Large Cap Core Portfolio — Class I	2,834,482	8.5

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
194,647	Voya Multi-Manager Mid Cap Value Fund Class I	$2,931,379	8.8
61,137	Voya Russell Mid Cap Growth Index Portfolio — Class I	1,591,395	4.7
44,373	Voya Small Company Portfolio — Class I	1,004,165	3.0
203,596	Voya U.S. Stock Index Portfolio — Class I	3,172,029	9.5
20,644	VY Clarion Real Estate Portfolio — Class I	667,009	2.0
60,859	VY Invesco Comstock Portfolio — Class I	1,002,951	3.0
82,592	VY T. Rowe Price Capital Appreciation Portfolio — Class I	2,506,666	7.5
21,941	VY T. Rowe Price Growth Equity Portfolio — Class I	2,006,029	6.0

	Total Mutual Funds (Cost $28,688,799)	32,104,755	96.0

	Total Investments in Securities (Cost $29,953,074)	$33,444,137	100.0
	Assets in Excess of Other Liabilities	16,088	—
	Net Assets	$33,460,225	100.0

Cost for federal income tax purposes is $30,008,658.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,435,479
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$3,435,479

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,339,382	$—	$—	$1,339,382
Mutual Funds	32,104,755	—	—	32,104,755
Total Investments, at fair value	$33,444,137	$—	$—	$33,444,137

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

58

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING PIMCO Total Return Bond Portfolio — Class I	$23	$—	$(23)	$—	$—	$—	$—	$—
Voya Floating Rate Fund — Class I	572,402	137,585	(37,491)	(2,242)	670,254	11,922	373	—
Voya Global Bond Fund — Class R6	569,002	118,133	(38,210)	19,878	668,803	12,579	(346)	—
Voya High Yield Bond Fund — Class I	850,366	1,058,962	(254,470)	21,696	1,676,554	31,898	(194)	—
Voya High Yield Portfolio — Class I	287,326	5,227	(294,210)	1,657	—	928	(94)	—
Voya International Core Fund — Class I	1,148,642	730,558	(88,313)	51,398	1,842,285	—	19,113	—
Voya International Index Portfolio — Class I	871,322	217,864	(412,725)	(7,600)	668,861	5,507	23,865	—
Voya Large Cap Growth Portfolio — Class I	2,054,085	317,449	(368,038)	(3,841)	1,999,655	—	101,709	—
Voya Large Cap Value Fund — Class R6	1,881,978	340,117	(554,999)	4,738	1,671,834	4,372	73,421	—
Voya MidCap Opportunities Portfolio — Class I	2,045,661	250,147	(786,073)	(170,066)	1,339,669	4,654	166,008	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	1,142,517	841,524	(703,999)	60,889	1,340,931	—	7,088	—
Voya Multi-Manager International Equity Fund — Class I	2,330,562	388,157	(219,118)	10,203	2,509,804	—	67,500	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	2,414,708	443,697	(184,478)	160,555	2,834,482	—	27,827	—
Voya Multi-Manager Mid Cap Value Fund — Class I	2,069,929	844,412	(243,597)	260,635	2,931,379	—	14,741	—
Voya RussellTM Mid Cap Growth Index Portfolio — Class I	—	1,568,344	(96,364)	119,415	1,591,395	6,987	5,055	—
Voya RussellTM Mid Cap Index Portfolio — Class I	1,025,573	20,661	(921,158)	(125,076)	—	—	101,089	—
Voya Small Company Portfolio — Class I	879,081	290,483	(74,465)	(90,934)	1,004,165	3,299	23,226	102,301
Voya U.S. Bond Index Portfolio — Class I	56,455	1,181	(58,185)	549	—	—	219	—
Voya U.S. Stock Index Portfolio — Class I	876,093	2,445,109	(241,859)	92,686	3,172,029	—	10,803	—
VY Clarion Real Estate Portfolio — Class I	569,907	101,456	(91,405)	87,051	667,009	—	16,689	—
VY Invesco Comstock Portfolio — Class I	—	999,987	(73,239)	76,203	1,002,951	—	4,560	—
VY JPMorgan Emerging Markets Equity Portfolio — Class I	565,557	11,806	(581,669)	4,306	—	—	(38,908)	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	2,025,635	494,830	(134,403)	120,604	2,506,666	—	42,326	—
VY T. Rowe Price Equity Income Portfolio — Class I	1,303,738	42,871	(1,099,088)	(247,521)	—	—	237,394	—
VY T. Rowe Price Growth Equity Portfolio — Class I	1,489,119	657,779	(152,497)	11,628	2,006,029	—	61,331	—
	$27,029,681	$12,328,339	$(7,710,076)	$456,811	$32,104,755	$82,146	$964,795	$102,301

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

59

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.0%
14,416	iShares iBoxx $ High Yield Corporate Bond Fund	$1,372,403	3.0

	Total Exchange-Traded Funds (Cost $1,337,989)	1,372,403	3.0

MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 97.0%
134,702	Voya Floating Rate Fund — Class I	1,372,609	3.0
203,984	Voya Global Bond Fund — Class R6	2,282,578	5.0
321,875	Voya High Yield Bond Fund Class I	2,742,372	6.0
385,938	Voya Intermediate Bond Fund Class R6	3,890,257	8.5
78,642	Voya International Core Fund — Class I	914,605	2.0
87,628	Voya International Index Portfolio — Class I	913,088	2.0
56,389	Voya Large Cap Growth Portfolio Class I	1,137,362	2.5
131,072	Voya Large Cap Value Fund — Class R6	1,827,138	4.0
81,262	Voya MidCap Opportunities Portfolio — Class I	1,371,703	3.0
73,448	Voya Multi-Manager International Equity Fund — Class I	913,689	2.0
43,162	Voya Multi-Manager Large Cap Core Portfolio — Class I	682,829	1.5
174,627	Voya Multi-Manager Mid Cap Value Fund Class I	2,629,880	5.8
48,322	Voya Russell Mid Cap Growth Index Portfolio — Class I	1,257,816	2.7

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
227,704	Voya Short Term Bond Fund — Class R6	$2,283,868	5.0
40,386	Voya Small Company Portfolio — Class I	913,924	2.0
447,162	Voya U.S. Bond Index Portfolio — Class I	4,793,574	10.5
204,794	Voya U.S. Stock Index Portfolio — Class I	3,190,687	7.0
231,529	VY BlackRock Inflation Protected Bond Portfolio — Class I	2,280,563	5.0
28,181	VY Clarion Real Estate Portfolio — Class I	910,528	2.0
190,047	VY PIMCO Bond Portfolio — Class I	2,280,563	5.0
150,334	VY T. Rowe Price Capital Appreciation Portfolio — Class I	4,562,647	10.0
12,480	VY T. Rowe Price Growth Equity Portfolio — Class I	1,141,072	2.5

	Total Mutual Funds (Cost $41,847,758)	44,293,352	97.0

	Total Investments in Securities (Cost $43,185,747)	$45,665,755	100.0
	Assets in Excess of Other Liabilities	14,507	—
	Net Assets	$45,680,262	100.0

Cost for federal income tax purposes is $43,541,751.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,640,946
Gross Unrealized Depreciation	(516,942)
Net Unrealized Appreciation	$2,124,004

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,372,403	$—	$—	$1,372,403
Mutual Funds	44,293,352	—	—	44,293,352
Total Investments, at fair value	$45,665,755	$—	$—	$45,665,755

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

60

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING PIMCO Total Return Bond Portfolio — Class I	$2,507,943	$24,874	$(2,642,929)	$110,112	$—	$—	$(88,398)	$—
Voya Emerging Markets Equity Fund — Class I	925,906	76,419	(956,109)	(46,216)	—	—	(721)	—
Voya Floating Rate Fund — Class I	1,391,965	167,621	(174,575)	(12,402)	1,372,609	26,645	8,298	—
Voya Global Bond Fund — Class R6	2,306,122	232,416	(337,493)	81,533	2,282,578	47,427	(8,651)	—
Voya High Yield Bond Fund — Class I	1,796,115	1,442,890	(539,438)	42,805	2,742,372	58,600	(1,561)	—
Voya High Yield Portfolio — Class I	464,809	1,026	(468,809)	2,974	—	1,477	(489)	—
Voya Intermediate Bond Fund — Class R6	3,450,232	858,294	(549,373)	131,104	3,890,257	60,696	(6,256)	—
Voya International Core Fund — Class I	888,048	156,824	(121,402)	(8,865)	914,605	—	38,516	—
Voya International Index Portfolio — Class I	941,177	206,575	(239,647)	4,983	913,088	7,118	27,392	—
Voya Large Cap Growth Portfolio — Class I	1,308,048	87,824	(247,750)	(10,760)	1,137,362	—	68,073	—
Voya Large Cap Value Fund — Class R6	1,055,798	917,610	(235,980)	89,710	1,827,138	5,208	7,161	—
Voya MidCap Opportunities Portfolio — Class I	1,894,854	160,834	(570,616)	(113,369)	1,371,703	5,237	120,561	—
Voya Multi-Manager International Equity Fund — Class I	944,279	64,430	(98,515)	3,495	913,689	—	26,163	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	1,367,447	64,039	(719,919)	(28,738)	682,829	—	54,601	—
Voya Multi-Manager Mid Cap Value Fund — Class I	1,917,541	912,303	(443,427)	243,463	2,629,880	—	25,879	—
Voya RussellTM Mid Cap Growth Index Portfolio — Class I	—	1,330,098	(169,139)	96,857	1,257,816	5,942	7,444	—
Voya RussellTM Mid Cap Index Portfolio — Class I	1,662,370	15,829	(1,473,996)	(204,203)	—	—	165,982	—
Voya Short Term Bond Fund — Class R6	2,308,210	275,794	(303,850)	3,714	2,283,868	19,830	938	—
Voya Small Company Portfolio — Class I	949,986	215,534	(143,017)	(108,579)	913,924	3,166	40,608	98,174
Voya U.S. Bond Index Portfolio — Class I	5,778,685	441,499	(1,653,086)	226,476	4,793,574	25,930	(59,044)	—
Voya U.S. Stock Index Portfolio — Class I	1,419,967	2,421,170	(729,488)	79,038	3,190,687	—	20,753	—
VY BlackRock Inflation Protected Bond Portfolio — Class I	2,269,701	235,035	(372,573)	148,400	2,280,563	16,964	(46,208)	—
VY Clarion Real Estate Portfolio — Class I	923,714	57,697	(195,089)	124,206	910,528	—	32,182	—
VY PIMCO Bond Portfolio — Class I	—	2,475,945	(246,231)	50,849	2,280,563	—	2,973	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	2,814,297	2,089,017	(552,886)	212,219	4,562,647	—	118,917	—
VY T. Rowe Price Equity Income Portfolio — Class I	821,698	29,446	(719,830)	(131,314)	—	—	134,424	—
VY T. Rowe Price Growth Equity Portfolio — Class I	1,086,416	224,263	(151,191)	(18,416)	1,141,072	—	49,776	—
	$43,195,328	$15,185,306	$(15,056,358)	$969,076	$44,293,352	$284,240	$739,313	$98,174

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

61

Voya Solution 2015 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.0%
198,072	iShares iBoxx $ High Yield Corporate Bond Fund	$18,856,454	3.0

	Total Exchange-Traded Funds (Cost $18,372,071)	18,856,454	3.0

MUTUAL FUNDS: 96.9%
	Affiliated Investment Companies: 96.9%
1,844,730	Voya Floating Rate Fund — Class I	18,797,802	3.0
3,352,156	Voya Global Bond Fund — Class R6	37,510,631	6.0
2,933,481	Voya High Yield Bond Fund Class I	24,993,260	4.0
5,285,539	Voya Intermediate Bond Fund Class R6	53,278,228	8.5
1,615,398	Voya International Core Fund — Class I	18,787,084	3.0
926,653	Voya Large Cap Growth Portfolio Class I	18,690,597	3.0
1,570,584	Voya Large Cap Value Fund — Class R6	21,893,946	3.5
1,483,753	Voya MidCap Opportunities Portfolio — Class I	25,045,752	4.0
2,011,693	Voya Multi-Manager International Equity Fund — Class I	25,025,461	4.0
1,655,059	Voya Multi-Manager Large Cap Core Portfolio — Class I	26,183,037	4.2
1,663,585	Voya Multi-Manager Mid Cap Value Fund Class I	25,053,584	4.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
4,989,325	Voya Short Term Bond Fund — Class R6	$50,042,925	8.0
5,832,099	Voya U.S. Bond Index Portfolio — Class I	62,520,103	10.0
2,804,560	Voya U.S. Stock Index Portfolio — Class I	43,695,038	6.9
5,073,090	VY BlackRock Inflation Protected Bond Portfolio — Class I	49,969,938	8.0
385,914	VY Clarion Real Estate Portfolio — Class I	12,468,867	2.0
2,238,237	VY PIMCO Bond Portfolio — Class I	26,858,841	4.3
1,647,005	VY T. Rowe Price Capital Appreciation Portfolio — Class I	49,986,611	8.0
170,910	VY T. Rowe Price Growth Equity Portfolio — Class I	15,626,328	2.5

	Total Mutual Funds (Cost $572,265,771)	606,428,033	96.9

	Total Investments in Securities (Cost $590,637,842)	$625,284,487	99.9
	Assets in Excess of Other Liabilities	663,747	0.1
	Net Assets	$625,948,234	100.0

Cost for federal income tax purposes is $594,010,221.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$39,454,819
Gross Unrealized Depreciation	(8,180,553)
Net Unrealized Appreciation	$31,274,266

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,856,454	$—	$—	$18,856,454
Mutual Funds	606,428,033	—	—	606,428,033
Total Investments, at fair value	$625,284,487	$—	$—	$625,284,487

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

62

Voya Solution 2015 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio — Class I	$34,681,064	$20,738	$(36,196,798)	$1,494,996	$—	$—	$(1,199,776)	$—
Voya Floating Rate Fund — Class I	20,164,386	1,461,784	(2,719,548)	(108,820)	18,797,802	369,836	55,324	—
Voya Global Bond Fund — Class R6	40,085,503	2,173,514	(6,142,183)	1,393,797	37,510,631	790,419	(178,463)	—
Voya High Yield Bond Fund — Class I	12,977,980	17,986,781	(6,299,791)	328,290	24,993,260	440,102	(25,154)	—
Voya High Yield Portfolio — Class I	6,748,373	3,950	(6,787,420)	35,097	—	21,321	663	—
Voya Intermediate Bond Fund — Class R6	44,982,715	14,113,381	(7,604,153)	1,786,285	53,278,228	829,883	(108,480)	—
Voya International Core Fund — Class I	13,522,611	7,781,546	(2,496,872)	(20,201)	18,787,084	—	771,446	—
Voya International Index Portfolio — Class I	20,477,195	464,884	(18,954,617)	(1,987,462)	—	—	1,997,415	—
Voya Large Cap Growth Portfolio — Class I	22,410,114	612,654	(4,133,558)	(198,613)	18,690,597	—	1,167,505	—
Voya Large Cap Value Fund — Class R6	10,205,385	13,458,847	(2,360,555)	590,269	21,893,946	61,916	542,592	—
Voya MidCap Opportunities Portfolio — Class I	27,465,077	3,940,140	(5,198,608)	(1,160,857)	25,045,752	107,004	1,653,398	—
Voya Multi-Manager International Equity Fund — Class I	27,385,278	720,947	(3,244,663)	163,899	25,025,461	—	629,721	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	36,911,632	540,161	(11,826,077)	557,321	26,183,037	—	966,987	—
Voya Multi-Manager Mid Cap Value Fund — Class I	27,788,556	3,043,802	(6,768,226)	989,452	25,053,584	—	1,627,509	—
Voya RussellTM Mid Cap Index Portfolio — Class I	6,884,519	3,950	(6,052,308)	(836,161)	—	—	681,372	—
Voya Short Term Bond Fund — Class R6	46,813,984	10,294,869	(7,145,564)	79,636	50,042,925	431,736	17,914	—
Voya U.S. Bond Index Portfolio — Class I	83,532,718	21,125,705	(46,117,326)	3,979,006	62,520,103	234,753	(1,806,599)	—
Voya U.S. Stock Index Portfolio — Class I	13,724,034	32,538,013	(4,664,605)	2,097,596	43,695,038	—	242,178	—
VY BlackRock Inflation Protected Bond Portfolio — Class I	52,447,032	2,658,227	(8,098,646)	2,963,325	49,969,938	382,317	(698,987)	—
VY Clarion Real Estate Portfolio — Class I	13,388,117	254,963	(2,767,106)	1,592,893	12,468,867	—	556,885	—
VY PIMCO Bond Portfolio — Class I	—	29,182,586	(2,937,404)	613,659	26,858,841	—	24,335	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	40,789,755	13,675,415	(7,570,258)	3,091,699	49,986,611	—	504,980	—
VY T. Rowe Price Equity Income Portfolio — Class I	13,615,205	119,183	(11,184,637)	(2,549,751)	—	—	2,589,979	—
VY T. Rowe Price Growth Equity Portfolio — Class I	15,743,390	2,314,260	(2,012,020)	(419,302)	15,626,328	—	885,561	—
	$632,744,623	$178,490,300	$(219,282,943)	$14,476,053	$606,428,033	$3,669,287	$10,898,305	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

63

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.0%
177	iShares iBoxx $ High Yield Corporate Bond Fund	$16,850	3.0

	Total Exchange-Traded Funds (Cost $16,730)	16,850	3.0

MUTUAL FUNDS: 96.9%
	Affiliated Investment Companies: 96.9%
1,658	Voya Floating Rate Fund — Class I	16,892	3.0
3,012	Voya Global Bond Fund — Class R6	33,709	6.0
2,645	Voya High Yield Bond Fund Class I	22,536	4.0
2,514	Voya Intermediate Bond Fund Class R6	25,345	4.5
1,694	Voya International Core Fund — Class I	19,697	3.5
1,078	Voya International Index Portfolio — Class I	11,237	2.0
1,527	Voya Large Cap Growth Portfolio Class I	30,794	5.4
1,411	Voya Large Cap Value Fund — Class R6	19,675	3.5
1,000	Voya MidCap Opportunities Portfolio — Class I	16,880	3.0
2,034	Voya Multi-Manager International Equity Fund — Class I	25,299	4.5
1,771	Voya Multi-Manager Large Cap Core Portfolio — Class I	28,012	5.0
1,869	Voya Multi-Manager Mid Cap Value Fund Class I	28,142	5.0
432	Voya Russell Mid Cap Growth Index Portfolio — Class I	11,257	2.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
3,363	Voya Short Term Bond Fund — Class R6	$33,727	6.0
994	Voya Small Company Portfolio — Class I	22,494	4.0
3,407	Voya U.S. Bond Index Portfolio — Class I	36,519	6.5
1,080	Voya U.S. Stock Index Portfolio — Class I	16,829	3.0
3,989	VY BlackRock Inflation Protected Bond Portfolio — Class I	39,293	7.0
347	VY Clarion Real Estate Portfolio — Class I	11,206	2.0
1,022	VY Invesco Comstock Portfolio — Class I	16,850	3.0
468	VY PIMCO Bond Portfolio — Class I	5,613	1.0
1,850	VY T. Rowe Price Capital Appreciation Portfolio — Class I	56,150	10.0
184	VY T. Rowe Price Growth Equity Portfolio — Class I	16,851	3.0

	Total Mutual Funds (Cost $529,919)	545,007	96.9

	Total Investments in Securities (Cost $546,649)	$561,857	99.9
	Assets in Excess of Other Liabilities	810	0.1
	Net Assets	$562,667	100.0

Cost for federal income tax purposes is $546,702.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$15,354
Gross Unrealized Depreciation	(199)
Net Unrealized Appreciation	$15,155

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,850	$—	$—	$16,850
Mutual Funds	545,007	—	—	545,007
Total Investments, at fair value	$561,857	$—	$—	$561,857

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

64

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio — Class I	$443	$—	$(460)	$17	$—	$—	$(14)	$—
Voya Floating Rate Fund — Class I	541	16,369	(16)	(2)	16,892	90	1	—
Voya Global Bond Fund — Class R6	1,075	32,460	(35)	209	33,709	129	—	—
Voya High Yield Bond Fund — Class I	362	22,362	(240)	52	22,536	127	1	—
Voya High Yield Portfolio — Class I	161	—	(161)	—	—	1	—	—
Voya Intermediate Bond Fund — Class R6	760	24,535	(25)	75	25,345	98	—	—
Voya International Core Fund — Class I	349	18,758	(15)	605	19,697	—	5	—
Voya International Index Portfolio — Class I	549	10,742	(267)	213	11,237	3	42	—
Voya Large Cap Growth Portfolio — Class I	878	28,993	(490)	1,413	30,794	—	176	—
Voya Large Cap Value Fund — Class R6	593	18,420	(290)	952	19,675	2	47	—
Voya MidCap Opportunities Portfolio — Class I	828	15,837	(503)	718	16,880	2	198	—
Voya Multi-Manager International Equity Fund — Class I	734	24,037	(13)	541	25,299	—	7	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	1,063	26,238	(629)	1,340	28,012	—	97	—
Voya Multi-Manager Mid Cap Value Fund — Class I	838	26,308	(505)	1,501	28,142	—	118	—
Voya RussellTM Mid Cap Growth Index Portfolio — Class I	—	10,849	(268)	676	11,257	2	23	—
Voya RussellTM Mid Cap Index Portfolio — Class I	185	—	(163)	(22)	—	—	18	—
Voya Short Term Bond Fund — Class R6	1,076	32,714	(33)	(30)	33,727	80	—	—
Voya Small Company Portfolio — Class I	738	21,070	(662)	1,348	22,494	3	141	78
Voya U.S. Bond Index Portfolio — Class I	1,147	35,274	(39)	137	36,519	6	(1)	—
Voya U.S. Stock Index Portfolio — Class I	368	16,393	(242)	310	16,829	—	4	—
VY BlackRock Inflation Protected Bond Portfolio — Class I	1,232	38,038	(47)	70	39,293	284	(7)	—
VY Clarion Real Estate Portfolio — Class I	359	10,582	(11)	276	11,206	—	5	—
VY Invesco Comstock Portfolio — Class I	—	16,277	(203)	776	16,850	—	21	—
VY PIMCO Bond Portfolio — Class I	—	5,587	(4)	30	5,613	—	—	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	1,276	53,095	(32)	1,811	56,150	—	12	—
VY T. Rowe Price Equity Income Portfolio — Class I	593	—	(437)	(156)	—	—	144	—
VY T. Rowe Price Growth Equity Portfolio — Class I	703	15,743	(502)	907	16,851	—	203	—
	$16,851	$520,681	$(6,292)	$13,767	$545,007	$827	$1,241	$78

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

65

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.0%
397,055	iShares iBoxx $ High Yield Corporate Bond Fund	$37,799,636	3.0

	Total Exchange-Traded Funds (Cost $36,864,290)	37,799,636	3.0

MUTUAL FUNDS: 96.9%
	Affiliated Investment Companies: 96.9%
3,702,603	Voya Floating Rate Fund — Class I	37,729,522	3.0
6,728,632	Voya Global Bond Fund — Class R6	75,293,393	6.0
5,881,462	Voya High Yield Bond Fund Class I	50,110,058	4.0
3,744,441	Voya Intermediate Bond Fund Class R6	37,743,967	3.0
4,863,770	Voya International Core Fund — Class I	56,565,643	4.5
3,613,066	Voya International Index Portfolio — Class I	37,648,148	3.0
3,720,141	Voya Large Cap Growth Portfolio Class I	75,035,251	5.9
4,053,302	Voya Large Cap Value Fund — Class R6	56,503,032	4.5
2,233,555	Voya MidCap Opportunities Portfolio — Class I	37,702,402	3.0
1,053,637	Voya Multi-Manager Emerging Markets Equity Fund — Class I	12,580,422	1.0
5,552,069	Voya Multi-Manager International Equity Fund — Class I	69,067,741	5.5
4,745,852	Voya Multi-Manager Large Cap Core Portfolio — Class I	75,079,377	6.0
5,008,961	Voya Multi-Manager Mid Cap Value Fund Class I	75,434,946	6.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
1,448,929	Voya Russell Mid Cap Growth Index Portfolio — Class I	$37,715,629	3.0
7,510,902	Voya Short Term Bond Fund — Class R6	75,334,342	6.0
2,219,996	Voya Small Company Portfolio — Class I	50,238,512	4.0
4,097,228	Voya U.S. Bond Index Portfolio — Class I	43,922,283	3.5
4,020,985	Voya U.S. Stock Index Portfolio — Class I	62,646,939	5.0
774,529	VY Clarion Real Estate Portfolio — Class I	25,025,042	2.0
2,283,776	VY Invesco Comstock Portfolio — Class I	37,636,632	3.0
1,567,213	VY PIMCO Bond Portfolio — Class I	18,806,558	1.5
4,132,431	VY T. Rowe Price Capital Appreciation Portfolio — Class I	125,419,268	10.0
480,257	VY T. Rowe Price Growth Equity Portfolio — Class I	43,909,898	3.5

	Total Mutual Funds (Cost $1,091,495,876)	1,217,149,005	96.9

	Total Investments in Securities (Cost $1,128,360,166)	$1,254,948,641	99.9
	Assets in Excess of Other Liabilities	1,175,768	0.1
	Net Assets	$1,256,124,409	100.0

Cost for federal income tax purposes is $1,135,078,170.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$119,870,471
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$119,870,471

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$37,799,636	$—	$—	$37,799,636
Mutual Funds	1,217,149,005	—	—	1,217,149,005
Total Investments, at fair value	$1,254,948,641	$—	$—	$1,254,948,641

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

66

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio — Class I	$15,790,208	$18,952	$(16,580,559)	$771,399	$—	$—	$(636,616)	$—
Voya Floating Rate Fund — Class I	38,553,588	3,464,271	(4,102,144)	(186,193)	37,729,522	722,860	78,798	—
Voya Global Bond Fund — Class R6	76,646,181	4,627,126	(8,659,840)	2,679,926	75,293,393	1,552,465	(297,933)	—
Voya High Yield Bond Fund — Class I	25,468,582	33,483,880	(9,473,473)	631,069	50,110,058	863,951	(37,280)	—
Voya High Yield Portfolio — Class I	12,901,691	15,161	(12,987,800)	70,948	—	40,836	(2,437)	—
Voya Intermediate Bond Fund — Class R6	38,227,236	2,450,328	(4,252,510)	1,318,913	37,743,967	595,491	(71,567)	—
Voya International Core Fund — Class I	32,688,455	28,086,825	(4,943,521)	733,884	56,565,643	—	1,697,853	—
Voya International Index Portfolio — Class I	45,683,098	3,397,114	(10,661,616)	(770,448)	37,648,148	284,479	1,878,789	—
Voya Large Cap Growth Portfolio — Class I	72,507,035	8,089,936	(7,019,043)	1,457,323	75,035,251	—	2,818,255	—
Voya Large Cap Value Fund — Class R6	58,541,832	2,428,264	(6,838,179)	2,371,115	56,503,032	157,853	994,051	—
Voya MidCap Opportunities Portfolio — Class I	72,202,139	8,039,582	(33,899,589)	(8,639,730)	37,702,402	141,997	8,192,088	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	25,668,674	14,589,323	(27,565,724)	(111,851)	12,580,422	—	149,653	—
Voya Multi-Manager International Equity Fund — Class I	78,544,436	2,779,228	(12,151,289)	(104,634)	69,067,741	—	2,090,533	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	81,032,682	2,093,854	(11,535,507)	3,488,348	75,079,377	—	1,496,869	—
Voya Multi-Manager Mid Cap Value Fund — Class I	73,046,954	6,607,768	(8,160,675)	3,940,899	75,434,946	—	3,386,383	—
Voya RussellTM Mid Cap Growth Index Portfolio — Class I	—	37,477,597	(2,721,358)	2,959,390	37,715,629	169,533	158,160	—
Voya RussellTM Mid Cap Index Portfolio — Class I	13,162,641	15,161	(11,586,837)	(1,590,965)	—	—	1,292,989	—
Voya Short Term Bond Fund — Class R6	76,724,407	6,820,831	(8,340,838)	129,942	75,334,342	645,192	21,025	—
Voya Small Company Portfolio — Class I	52,656,518	7,789,423	(3,869,749)	(6,337,680)	50,238,512	169,937	2,631,520	5,269,703
Voya U.S. Bond Index Portfolio — Class I	57,680,289	2,426,470	(18,503,611)	2,319,135	43,922,283	231,570	(741,309)	—
Voya U.S. Stock Index Portfolio — Class I	26,240,776	52,564,039	(17,717,079)	1,559,203	62,646,939	—	226,212	—
VY Clarion Real Estate Portfolio — Class I	25,601,502	696,940	(4,350,947)	3,077,547	25,025,042	—	1,180,220	—
VY Invesco Comstock Portfolio — Class I	—	38,225,760	(3,576,753)	2,987,625	37,636,632	—	246,096	—
VY JPMorgan Emerging Markets Equity Portfolio — Class I	12,707,246	15,161	(12,648,677)	(73,730)	—	—	(683,356)	—
VY PIMCO Bond Portfolio — Class I	—	19,903,627	(1,521,661)	424,592	18,806,558	—	13,454	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	103,987,386	28,057,564	(10,883,501)	4,257,819	125,419,268	—	4,598,977	—
VY T. Rowe Price Equity Income Portfolio — Class I	39,051,003	89,489	(30,086,166)	(9,054,326)	—	—	8,258,629	—
VY T. Rowe Price Growth Equity Portfolio — Class I	53,500,839	2,924,807	(8,840,038)	(3,675,710)	43,909,898	—	4,601,070	—
	$1,208,815,398	$317,178,481	$(313,478,684)	$4,633,810	$1,217,149,005	$5,576,164	$43,541,126	$5,269,703

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

67

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 6.0%
88	iShares iBoxx $ High Yield Corporate Bond Fund	$8,378	3.0
83	iShares Russell 1000 Value Index Fund	8,405	3.0

	Total Exchange-Traded Funds (Cost $16,342)	16,783	6.0

MUTUAL FUNDS: 93.8%
	Affiliated Investment Companies: 93.8%
827	Voya Floating Rate Fund — Class I	8,424	3.0
1,319	Voya High Yield Bond Fund Class I	11,240	4.0
836	Voya Intermediate Bond Fund Class R6	8,427	3.0
1,207	Voya International Core Fund — Class I	14,033	5.0
807	Voya International Index Portfolio — Class I	8,406	3.0
934	Voya Large Cap Growth Portfolio Class I	18,849	6.7
905	Voya Large Cap Value Fund — Class R6	12,616	4.5
499	Voya MidCap Opportunities Portfolio — Class I	8,418	3.0
470	Voya Multi-Manager Emerging Markets Equity Fund — Class I	5,618	2.0
1,352	Voya Multi-Manager International Equity Fund — Class I	16,823	6.0
1,236	Voya Multi-Manager Large Cap Core Portfolio — Class I	19,558	6.9

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
1,118	Voya Multi-Manager Mid Cap Value Fund Class I	$16,842	6.0
324	Voya Russell Mid Cap Growth Index Portfolio — Class I	8,421	3.0
1,677	Voya Short Term Bond Fund — Class R6	16,821	6.0
496	Voya Small Company Portfolio — Class I	11,218	4.0
1,257	Voya U.S. Stock Index Portfolio — Class I	19,584	7.0
173	VY Clarion Real Estate Portfolio — Class I	5,589	2.0
510	VY Invesco Comstock Portfolio — Class I	8,403	3.0
923	VY T. Rowe Price Capital Appreciation Portfolio — Class I	28,003	10.0
176	VY T. Rowe Price Growth Equity Portfolio — Class I	16,107	5.7

	Total Mutual Funds (Cost $252,489)	263,400	93.8

	Total Investments in Securities (Cost $268,831)	$280,183	99.8
	Assets in Excess of Other Liabilities	654	0.2
	Net Assets	$280,837	100.0

Cost for federal income tax purposes is $268,836.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$11,363
Gross Unrealized Depreciation	(16)
Net Unrealized Appreciation	$11,347

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,783	$—	$—	$16,783
Mutual Funds	263,400	—	—	263,400
Total Investments, at fair value	$280,183	$—	$—	$280,183

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

68

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio — Class I	$143	$—	$(151)	$8	$—	$—	$(6)	$—
Voya Floating Rate Fund — Class I	582	7,853	(9)	(2)	8,424	50	—	—
Voya High Yield Bond Fund — Class I	391	10,936	(117)	30	11,240	69	1	—
Voya High Yield Portfolio — Class I	195	—	(196)	1	—	1	—	—
Voya Intermediate Bond Fund — Class R6	385	10,724	(2,707)	25	8,427	41	18	—
Voya International Core Fund — Class I	698	12,921	(13)	427	14,033	—	6	—
Voya International Index Portfolio — Class I	690	7,697	(148)	167	8,406	5	32	—
Voya Large Cap Growth Portfolio — Class I	1,444	16,784	(244)	865	18,849	—	100	—
Voya Large Cap Value Fund — Class R6	1,190	11,452	(594)	568	12,616	2	72	—
Voya MidCap Opportunities Portfolio — Class I	1,091	7,564	(481)	244	8,418	2	186	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	582	5,221	(402)	217	5,618	—	4	—
Voya Multi-Manager International Equity Fund — Class I	1,187	15,288	(14)	362	16,823	—	7	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	829	17,950	(217)	996	19,558	—	36	—
Voya Multi-Manager Mid Cap Value Fund — Class I	1,104	14,991	(166)	913	16,842	—	78	—
Voya RussellTM Mid Cap Growth Index Portfolio — Class I	—	8,025	(120)	516	8,421	3	10	—
Voya RussellTM Mid Cap Index Portfolio — Class I	199	—	(175)	(24)	—	—	19	—
Voya Short Term Bond Fund — Class R6	1,159	15,694	(20)	(12)	16,821	44	—	—
Voya Small Company Portfolio — Class I	796	10,034	(184)	572	11,218	3	104	84
Voya U.S. Bond Index Portfolio — Class I	584	2,469	(3,058)	5	—	1	14	—
Voya U.S. Stock Index Portfolio — Class I	793	19,151	(771)	411	19,584	—	3	—
VY Clarion Real Estate Portfolio — Class I	397	5,045	(17)	164	5,589	—	8	—
VY Invesco Comstock Portfolio — Class I	—	8,048	(49)	404	8,403	—	5	—
VY JPMorgan Emerging Markets Equity Portfolio — Class I	192	—	(191)	(1)	—	—	(10)	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	1,571	25,517	(24)	939	28,003	—	9	—
VY T. Rowe Price Equity Income Portfolio — Class I	885	4	(655)	(234)	—	—	226	—
VY T. Rowe Price Growth Equity Portfolio — Class I	1,061	14,356	(218)	908	16,107	—	126	—
	$18,148	$247,724	$(10,941)	$8,469	$263,400	$221	$1,048	$84

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

69

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 5.1%
238,854	iShares iBoxx $ High Yield Corporate Bond Fund	$22,738,901	2.0
337,224	iShares Russell 1000 Value Index Fund	34,150,674	3.1

	Total Exchange-Traded Funds (Cost $53,918,450)	56,889,575	5.1

MUTUAL FUNDS: 94.8%
	Affiliated Investment Companies: 94.8%
3,315,331	Voya Floating Rate Fund — Class I	33,783,219	3.0
5,253,958	Voya High Yield Bond Fund Class I	44,763,725	4.0
6,532,498	Voya International Core Fund — Class I	75,972,952	6.7
3,235,148	Voya International Index Portfolio — Class I	33,710,245	3.0
3,886,236	Voya Large Cap Growth Portfolio Class I	78,385,386	7.0
3,999,964	Voya Large Cap Value Fund — Class R6	55,759,493	4.9
1,999,971	Voya MidCap Opportunities Portfolio — Class I	33,759,506	3.0
3,774,114	Voya Multi-Manager Emerging Markets Equity Fund — Class I	45,062,925	4.0
7,457,233	Voya Multi-Manager International Equity Fund — Class I	92,767,980	8.2
4,249,440	Voya Multi-Manager Large Cap Core Portfolio — Class I	67,226,146	6.0
4,485,112	Voya Multi-Manager Mid Cap Value Fund Class I	67,545,781	6.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
1,297,388	Voya Russell Mid Cap Growth Index Portfolio — Class I	$33,771,012	3.0
2,241,776	Voya Short Term Bond Fund — Class R6	22,485,010	2.0
1,987,819	Voya Small Company Portfolio — Class I	44,984,341	4.0
6,480,822	Voya U.S. Stock Index Portfolio — Class I	100,971,212	9.0
693,521	VY Clarion Real Estate Portfolio — Class I	22,407,651	2.0
2,044,938	VY Invesco Comstock Portfolio — Class I	33,700,575	3.0
3,700,229	VY T. Rowe Price Capital Appreciation Portfolio — Class I	112,301,943	10.0
737,194	VY T. Rowe Price Growth Equity Portfolio — Class I	67,401,645	6.0

	Total Mutual Funds (Cost $931,707,431)	1,066,760,747	94.8

	Total Investments in Securities (Cost $985,625,881)	$1,123,650,322	99.9
	Assets in Excess of Other Liabilities	1,092,129	0.1
	Net Assets	$1,124,742,451	100.0

Cost for federal income tax purposes is $990,693,966.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$132,956,356
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$132,956,356

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$56,889,575	$—	$—	$56,889,575
Mutual Funds	1,066,760,747	—	—	1,066,760,747
Total Investments, at fair value	$1,123,650,322	$—	$—	$1,123,650,322

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

70

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund — Class I	$34,113,339	$3,348,777	$(3,511,239)	$(167,658)	$33,783,219	$640,742	$72,665	$—
Voya High Yield Bond Fund — Class I	22,160,445	29,701,271	(7,664,836)	566,845	44,763,725	775,791	(41,035)	—
Voya High Yield Portfolio — Class I	11,415,890	17,599	(11,493,402)	59,913	—	35,914	323	—
Voya Intermediate Bond Fund — Class R6	3,675,709	8,504,959	(12,217,838)	37,170	—	127,784	242,753	—
Voya International Core Fund — Class I	69,312,161	13,371,622	(8,398,072)	1,687,241	75,972,952	—	829,876	—
Voya International Index Portfolio — Class I	57,744,457	3,869,164	(25,981,722)	(1,921,654)	33,710,245	251,479	2,383,040	—
Voya Large Cap Growth Portfolio — Class I	87,490,072	2,184,432	(11,000,706)	(288,412)	78,385,386	—	4,327,730	—
Voya Large Cap Value Fund — Class R6	71,944,167	2,463,447	(18,119,641)	(528,480)	55,759,493	155,232	3,255,100	—
Voya MidCap Opportunities Portfolio — Class I	63,888,802	1,730,123	(23,941,548)	(7,917,871)	33,759,506	126,055	7,527,542	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	45,423,619	26,316,723	(28,388,397)	1,710,980	45,062,925	—	479,991	—
Voya Multi-Manager International Equity Fund — Class I	69,498,680	28,179,819	(7,325,442)	2,414,923	92,767,980	—	1,443,208	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	59,558,526	11,434,071	(7,626,147)	3,859,696	67,226,146	—	961,982	—
Voya Multi-Manager Mid Cap Value Fund — Class I	64,637,952	5,891,264	(6,656,647)	3,673,212	67,545,781	—	2,835,172	—
Voya RussellTM Mid Cap Growth Index Portfolio — Class I	—	33,018,977	(1,896,614)	2,648,649	33,771,012	151,188	106,409	—
Voya RussellTM Mid Cap Index Portfolio — Class I	11,647,216	20,666	(10,256,327)	(1,411,555)	—	—	1,148,749	—
Voya Short Term Bond Fund — Class R6	22,628,967	2,198,620	(2,381,100)	38,523	22,485,010	190,661	5,995	—
Voya Small Company Portfolio — Class I	46,593,568	7,157,109	(4,549,744)	(4,216,592)	44,984,341	151,931	897,356	4,711,260
Voya U.S. Bond Index Portfolio — Class I	17,092,135	—	(17,240,268)	148,133	—	—	82,397	—
Voya U.S. Stock Index Portfolio — Class I	46,439,143	80,593,565	(27,962,220)	1,900,724	100,971,212	—	688,132	—
VY Clarion Real Estate Portfolio — Class I	22,652,115	621,172	(2,895,822)	2,030,186	22,407,651	—	1,738,656	—
VY Invesco Comstock Portfolio — Class I	—	34,203,176	(3,163,803)	2,661,202	33,700,575	—	232,019	—
VY JPMorgan Emerging Markets Equity Portfolio — Class I	22,484,607	41,332	(22,462,513)	(63,426)	—	—	(1,269,895)	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	92,012,545	24,811,638	(10,042,878)	5,520,638	112,301,943	—	2,343,175	—
VY T. Rowe Price Equity Income Portfolio — Class I	54,709,908	308,621	(40,818,166)	(14,200,363)	—	—	13,672,597	—
VY T. Rowe Price Growth Equity Portfolio — Class I	65,098,149	7,438,451	(3,659,781)	(1,475,174)	67,401,645	—	3,173,345	—
	$1,062,222,172	$327,426,598	$(319,654,873)	$(3,233,150)	$1,066,760,747	$2,606,777	$47,137,282	$4,711,260

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

71

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.0%
142	iShares iBoxx $ High Yield Corporate Bond Fund	$13,518	2.0
133	iShares Russell 1000 Value Index Fund	13,469	2.0

	Total Exchange-Traded Funds (Cost $26,278)	26,987	4.0

MUTUAL FUNDS: 95.9%
	Affiliated Investment Companies: 95.9%
3,183	Voya High Yield Bond Fund Class I	27,122	4.0
3,931	Voya International Core Fund — Class I	45,721	6.8
1,947	Voya International Index Portfolio — Class I	20,287	3.0
2,506	Voya Large Cap Growth Portfolio Class I	50,544	7.5
3,640	Voya Large Cap Value Fund — Class R6	50,743	7.5
1,204	Voya MidCap Opportunities Portfolio — Class I	20,316	3.0
2,271	Voya Multi-Manager Emerging Markets Equity Fund — Class I	27,115	4.0
4,488	Voya Multi-Manager International Equity Fund — Class I	55,826	8.2
2,877	Voya Multi-Manager Large Cap Core Portfolio — Class I	45,516	6.7
3,149	Voya Multi-Manager Mid Cap Value Fund Class I	47,419	7.0

MUTUAL FUNDS: 95.9%
	Affiliated Investment Companies: 95.9%
1,041	Voya Russell Mid Cap Growth Index Portfolio — Class I	$27,097	4.0
1,495	Voya Small Company Portfolio — Class I	33,841	5.0
4,334	Voya U.S. Stock Index Portfolio — Class I	67,517	10.0
417	VY Clarion Real Estate Portfolio — Class I	13,488	2.0
1,231	VY Invesco Comstock Portfolio — Class I	20,280	3.0
1,614	VY T. Rowe Price Capital Appreciation Portfolio — Class I	48,997	7.2
518	VY T. Rowe Price Growth Equity Portfolio — Class I	47,324	7.0

	Total Mutual Funds (Cost $620,880)	649,153	95.9

	Total Investments in Securities (Cost $647,158)	$676,140	99.9
	Assets in Excess of Other Liabilities	361	0.1
	Net Assets	$676,501	100.0

Cost for federal income tax purposes is $647,159.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$28,981
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$28,981

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,987	$—	$—	$26,987
Mutual Funds	649,153	—	—	649,153
Total Investments, at fair value	$676,140	$—	$—	$676,140

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

72

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class I	$413	$27,050	$(398)	$57	$27,122	$149	$3	$—
Voya High Yield Portfolio — Class I	206	—	(207)	1	—	1	—	—
Voya International Core Fund — Class I	1,264	43,510	(309)	1,256	45,721	—	139	—
Voya International Index Portfolio — Class I	1,043	19,598	(739)	385	20,287	5	68	—
Voya Large Cap Growth Portfolio — Class I	1,790	47,133	(670)	2,291	50,544	—	284	—
Voya Large Cap Value Fund — Class R6	1,403	47,686	(766)	2,420	50,743	4	130	—
Voya MidCap Opportunities Portfolio — Class I	1,258	18,863	(655)	850	20,316	2	233	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	820	26,088	(858)	1,065	27,115	—	41	—
Voya Multi-Manager International Equity Fund — Class I	1,255	53,908	(388)	1,051	55,826	—	160	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	1,619	42,421	(733)	2,209	45,516	—	102	—
Voya Multi-Manager Mid Cap Value Fund — Class I	1,273	44,170	(599)	2,575	47,419	—	125	—
Voya RussellTM Mid Cap Growth Index Portfolio — Class I	—	25,944	(480)	1,633	27,097	4	32	—
Voya RussellTM Mid Cap Index Portfolio — Class I	421	—	(368)	(53)	—	—	43	—
Voya Small Company Portfolio — Class I	1,052	31,537	(715)	1,967	33,841	4	259	111
Voya U.S. Bond Index Portfolio — Class I	304	—	(307)	3	—	—	1	—
Voya U.S. Stock Index Portfolio — Class I	839	64,762	(426)	2,342	67,517	—	38	—
VY Clarion Real Estate Portfolio — Class I	409	12,890	(89)	278	13,488	—	54	—
VY Invesco Comstock Portfolio — Class I	—	19,533	(188)	935	20,280	—	13	—
VY JPMorgan Emerging Markets Equity Portfolio — Class I	406	—	(403)	(3)	—	—	(22)	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	1,454	46,461	(344)	1,426	48,997	—	148	—
VY T. Rowe Price Equity Income Portfolio — Class I	1,196	—	(831)	(365)	—	—	350	—
VY T. Rowe Price Growth Equity Portfolio — Class I	1,277	44,201	(833)	2,679	47,324	—	438	—
	$19,702	$615,755	$(11,306)	$25,002	$649,153	$169	$2,639	$111

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

73

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 5.4%
229,755	iShares iBoxx $ High Yield Corporate Bond Fund	$21,872,676	2.8
196,553	iShares Russell 1000 Value Index Fund	19,904,922	2.6

	Total Exchange-Traded Funds (Cost $39,923,806)	41,777,598	5.4

MUTUAL FUNDS: 94.5%
	Affiliated Investment Companies: 94.5%
4,992,477	Voya International Core Fund — Class I	58,062,503	7.5
2,225,186	Voya International Index Portfolio — Class I	23,186,434	3.0
2,863,850	Voya Large Cap Growth Portfolio Class I	57,763,850	7.5
4,117,739	Voya Large Cap Value Fund — Class R6	57,401,276	7.4
1,375,634	Voya MidCap Opportunities Portfolio — Class I	23,220,696	3.0
2,595,948	Voya Multi-Manager Emerging Markets Equity Fund — Class I	30,995,617	4.0
5,906,325	Voya Multi-Manager International Equity Fund — Class I	73,474,680	9.5
3,409,888	Voya Multi-Manager Large Cap Core Portfolio — Class I	53,944,433	7.0
3,599,235	Voya Multi-Manager Mid Cap Value Fund Class I	54,204,475	7.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
1,189,833	Voya Russell Mid Cap Growth Index Portfolio — Class I	$30,971,361	4.0
1,709,070	Voya Small Company Portfolio — Class I	38,676,243	5.0
5,695,641	Voya U.S. Stock Index Portfolio — Class I	88,738,092	11.5
476,985	VY Clarion Real Estate Portfolio — Class I	15,411,389	2.0
1,406,532	VY Invesco Comstock Portfolio — Class I	23,179,647	3.0
1,441,752	VY T. Rowe Price Capital Appreciation Portfolio — Class I	43,757,183	5.6
633,815	VY T. Rowe Price Growth Equity Portfolio — Class I	57,949,680	7.5

	Total Mutual Funds (Cost $628,330,584)	730,937,559	94.5

	Total Investments in Securities (Cost $668,254,390)	$772,715,157	99.9
	Assets in Excess of Other Liabilities	390,153	0.1
	Net Assets	$773,105,310	100.0

Cost for federal income tax purposes is $671,029,146.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$101,686,011
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$101,686,011

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$41,777,598	$—	$—	$41,777,598
Mutual Funds	730,937,559	—	—	730,937,559
Total Investments, at fair value	$772,715,157	$—	$—	$772,715,157

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

74

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Portfolio — Class I	$7,794,604	$39,134	$(7,812,323)	$(21,415)	$—	$24,170	$61,862	$—
Voya International Core Fund — Class I	47,696,813	15,748,732	(5,352,071)	(30,971)	58,062,503	—	2,136,827	—
Voya International Index Portfolio — Class I	39,684,703	2,889,345	(18,083,210)	(1,304,404)	23,186,434	176,535	1,647,415	—
Voya Large Cap Growth Portfolio — Class I	70,145,584	2,113,245	(12,679,047)	(1,815,932)	57,763,850	—	4,646,722	—
Voya Large Cap Value Fund — Class R6	53,397,181	9,113,576	(6,905,262)	1,795,781	57,401,276	161,579	1,614,288	—
Voya MidCap Opportunities Portfolio — Class I	47,896,783	1,530,891	(18,269,902)	(7,937,076)	23,220,696	87,442	7,554,751	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	31,214,624	18,411,398	(19,805,315)	1,174,910	30,995,617	—	374,369	—
Voya Multi-Manager International Equity Fund — Class I	63,682,766	15,224,395	(6,834,690)	1,402,209	73,474,680	—	1,409,276	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	75,502,273	1,872,093	(24,143,649)	713,716	53,944,433	—	2,348,221	—
Voya Multi-Manager Mid Cap Value Fund — Class I	48,459,245	8,385,877	(5,580,251)	2,939,604	54,204,475	—	2,454,832	—
Voya RussellTM Mid Cap Growth Index Portfolio — Class I	—	30,780,290	(2,218,374)	2,409,445	30,971,361	140,305	135,645	—
Voya RussellTM Mid Cap Index Portfolio — Class I	16,008,489	52,178	(14,077,107)	(1,983,560)	—	—	1,620,522	—
Voya Small Company Portfolio — Class I	40,025,355	6,669,079	(2,828,933)	(5,189,258)	38,676,243	132,209	2,302,793	4,099,739
Voya U.S. Stock Index Portfolio — Class I	31,913,678	60,715,672	(8,130,428)	4,239,170	88,738,092	—	726,685	—
VY Clarion Real Estate Portfolio — Class I	15,566,720	516,249	(2,607,966)	1,936,386	15,411,389	—	686,028	—
VY Invesco Comstock Portfolio — Class I	—	23,744,686	(2,388,976)	1,823,937	23,179,647	—	196,101	—
VY JPMorgan Emerging Markets Equity Portfolio — Class I	15,451,205	52,178	(15,531,451)	28,068	—	—	(946,371)	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	47,255,210	2,562,200	(6,995,456)	935,229	43,757,183	—	2,077,879	—
VY T. Rowe Price Equity Income Portfolio — Class I	47,492,448	340,622	(34,903,562)	(12,929,508)	—	—	12,250,224	—
VY T. Rowe Price Growth Equity Portfolio — Class I	50,836,014	13,238,123	(3,956,633)	(2,167,824)	57,949,680	—	4,064,744	—
	$750,023,695	$213,999,963	$(219,104,606)	$(13,981,493)	$730,937,559	$722,240	$47,362,813	$4,099,739

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

75

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 5.2%
98	iShares iBoxx $ High Yield Corporate Bond Fund	$9,329	2.7
84	iShares Russell 1000 Value Index Fund	8,507	2.5

	Total Exchange-Traded Funds (Cost $17,370)	17,836	5.2

MUTUAL FUNDS: 94.6%
	Affiliated Investment Companies: 94.6%
2,195	Voya International Core Fund — Class I	25,533	7.5
979	Voya International Index Portfolio — Class I	10,197	3.0
1,260	Voya Large Cap Growth Portfolio Class I	25,404	7.4
1,830	Voya Large Cap Value Fund — Class R6	25,504	7.5
605	Voya MidCap Opportunities Portfolio — Class I	10,211	3.0
1,141	Voya Multi-Manager Emerging Markets Equity Fund — Class I	13,628	4.0
2,597	Voya Multi-Manager International Equity Fund — Class I	32,310	9.5
1,500	Voya Multi-Manager Large Cap Core Portfolio — Class I	23,724	7.0
1,583	Voya Multi-Manager Mid Cap Value Fund Class I	23,833	7.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
523	Voya Russell Mid Cap Growth Index Portfolio — Class I	$13,619	4.0
752	Voya Small Company Portfolio — Class I	17,009	5.0
2,505	Voya U.S. Stock Index Portfolio — Class I	39,025	11.5
210	VY Clarion Real Estate Portfolio — Class I	6,779	2.0
619	VY Invesco Comstock Portfolio — Class I	10,193	3.0
644	VY T. Rowe Price Capital Appreciation Portfolio — Class I	19,531	5.7
279	VY T. Rowe Price Growth Equity Portfolio — Class I	25,484	7.5

	Total Mutual Funds (Cost $305,824)	321,984	94.6

	Total Investments in Securities (Cost $323,194)	$339,820	99.8
	Assets in Excess of Other Liabilities	620	0.2
	Net Assets	$340,440	100.0

Cost for federal income tax purposes is $323,195.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$16,625
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$16,625

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,836	$—	$—	$17,836
Mutual Funds	321,984	—	—	321,984
Total Investments, at fair value	$339,820	$—	$—	$339,820

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

76

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Portfolio — Class I	$207	$—	$(207)	$—	$—	$1	$2	$—
Voya International Core Fund — Class I	1,273	23,507	(23)	776	25,533	—	7	—
Voya International Index Portfolio — Class I	1,051	9,362	(394)	178	10,197	5	45	—
Voya Large Cap Growth Portfolio — Class I	1,857	22,592	(202)	1,157	25,404	—	107	—
Voya Large Cap Value Fund — Class R6	1,414	23,031	(170)	1,229	25,504	4	44	—
Voya MidCap Opportunities Portfolio — Class I	1,268	9,063	(451)	331	10,211	2	181	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	826	12,804	(537)	535	13,628	—	17	—
Voya Multi-Manager International Equity Fund — Class I	1,686	29,949	(23)	698	32,310	—	11	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	1,999	21,312	(697)	1,110	23,724	—	80	—
Voya Multi-Manager Mid Cap Value Fund — Class I	1,282	21,453	(188)	1,286	23,833	—	87	—
Voya RussellTM Mid Cap Growth Index Portfolio — Class I	—	12,819	(29)	829	13,619	4	2	—
Voya RussellTM Mid Cap Index Portfolio — Class I	424	—	(371)	(53)	—	—	43	—
Voya Small Company Portfolio — Class I	1,059	15,424	(325)	851	17,009	4	185	112
Voya U.S. Stock Index Portfolio — Class I	845	36,763	(31)	1,448	39,025	—	2	—
VY Clarion Real Estate Portfolio — Class I	412	6,188	(12)	191	6,779	—	5	—
VY Invesco Comstock Portfolio — Class I	—	9,723	(12)	482	10,193	—	—	—
VY JPMorgan Emerging Markets Equity Portfolio — Class I	409	—	(407)	(2)	—	—	(22)	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	1,255	17,723	(66)	619	19,531	—	24	—
VY T. Rowe Price Equity Income Portfolio — Class I	1,257	—	(873)	(384)	—	—	366	—
VY T. Rowe Price Growth Equity Portfolio — Class I	1,340	22,780	(134)	1,498	25,484	—	121	—
	$19,864	$294,493	$(5,152)	$12,779	$321,984	$20	$1,307	$112

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

77

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.4%
8,441	iShares iBoxx $ High Yield Corporate Bond Fund	$803,583	0.8
26,504	iShares Russell 1000 Value Index Fund	2,684,060	2.6

	Total Exchange-Traded Funds (Cost $3,284,832)	3,487,643	3.4

MUTUAL FUNDS: 96.6%
	Affiliated Investment Companies: 96.6%
660,072	Voya International Core Fund — Class I	7,676,640	7.5
294,204	Voya International Index Portfolio — Class I	3,065,604	3.0
378,602	Voya Large Cap Growth Portfolio Class I	7,636,409	7.5
540,840	Voya Large Cap Value Fund — Class R6	7,539,304	7.4
181,876	Voya MidCap Opportunities Portfolio — Class I	3,070,059	3.0
343,221	Voya Multi-Manager Emerging Markets Equity Fund — Class I	4,098,064	4.0
780,880	Voya Multi-Manager International Equity Fund — Class I	9,714,141	9.5
450,793	Voya Multi-Manager Large Cap Core Portfolio — Class I	7,131,546	7.0
475,831	Voya Multi-Manager Mid Cap Value Fund Class I	7,166,020	7.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
157,312	Voya Russell Mid Cap Growth Index Portfolio — Class I	$4,094,838	4.0
225,977	Voya Small Company Portfolio — Class I	5,113,858	5.0
883,958	Voya U.S. Stock Index Portfolio — Class I	13,772,060	13.5
63,068	VY Clarion Real Estate Portfolio — Class I	2,037,740	2.0
185,955	VY Invesco Comstock Portfolio — Class I	3,064,535	3.0
192,199	VY T. Rowe Price Capital Appreciation Portfolio — Class I	5,833,243	5.7
83,798	VY T. Rowe Price Growth Equity Portfolio — Class I	7,661,621	7.5

	Total Mutual Funds (Cost $88,933,256)	98,675,682	96.6

	Total Investments in Securities (Cost $92,218,088)	$102,163,325	100.0
	Assets in Excess of Other Liabilities	35,355	—
	Net Assets	$102,198,680	100.0

Cost for federal income tax purposes is $92,287,877.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$9,875,448
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$9,875,448

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,487,643	$—	$—	$3,487,643
Mutual Funds	98,675,682	—	—	98,675,682
Total Investments, at fair value	$102,163,325	$—	$—	$102,163,325

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

78

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Portfolio — Class I	$882,174	$14,283	$(891,838)	$(4,619)	$—	$2,805	$9,324	$—
Voya International Core Fund — Class I	5,601,214	2,737,104	(760,406)	98,728	7,676,640	—	186,295	—
Voya International Index Portfolio — Class I	4,541,513	1,038,512	(2,405,239)	(109,182)	3,065,604	25,105	176,628	—
Voya Large Cap Growth Portfolio — Class I	8,022,908	1,425,544	(1,709,667)	(102,376)	7,636,409	—	483,700	—
Voya Large Cap Value Fund — Class R6	6,109,318	2,398,531	(1,180,275)	211,730	7,539,304	20,590	248,051	—
Voya MidCap Opportunities Portfolio — Class I	5,478,532	688,277	(2,453,153)	(643,597)	3,070,059	10,966	611,718	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	3,572,267	2,815,830	(2,512,959)	222,926	4,098,064	—	1,704	—
Voya Multi-Manager International Equity Fund — Class I	7,286,442	3,136,089	(828,319)	119,929	9,714,141	—	262,441	—
Voya Multi-Manager Large Cap Core Portfolio — Class I	8,637,250	1,250,832	(2,890,650)	134,114	7,131,546	—	281,657	—
Voya Multi-Manager Mid Cap Value Fund — Class I	5,541,847	1,972,191	(961,180)	613,162	7,166,020	—	77,293	—
Voya RussellTM Mid Cap Growth Index Portfolio — Class I	—	4,135,380	(340,352)	299,810	4,094,838	18,122	22,419	—
Voya RussellTM Mid Cap Index Portfolio — Class I	1,830,984	31,082	(1,652,060)	(210,006)	—	—	167,737	—
Voya Small Company Portfolio — Class I	4,578,153	1,633,059	(553,646)	(543,708)	5,113,858	17,095	195,190	530,106
Voya U.S. Stock Index Portfolio — Class I	3,650,544	10,592,980	(1,062,074)	590,610	13,772,060	—	100,683	—
VY Clarion Real Estate Portfolio — Class I	1,781,117	364,178	(368,790)	261,235	2,037,740	—	60,611	—
VY Invesco Comstock Portfolio — Class I	—	3,172,547	(336,909)	228,897	3,064,535	—	29,276	—
VY JPMorgan Emerging Markets Equity Portfolio — Class I	1,768,705	31,082	(1,801,142)	1,355	—	—	(108,057)	—
VY T. Rowe Price Capital Appreciation Portfolio — Class I	5,478,522	1,469,550	(1,230,649)	115,820	5,833,243	—	278,148	—
VY T. Rowe Price Equity Income Portfolio — Class I	5,433,745	258,095	(4,795,627)	(896,213)	—	—	822,184	—
VY T. Rowe Price Growth Equity Portfolio — Class I	5,811,222	2,657,290	(740,978)	(65,913)	7,661,621	—	332,638	—
	$86,006,457	$41,822,436	$(29,475,913)	$322,702	$98,675,682	$94,683	$4,239,640	$530,106

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

79

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
Voya Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VSOL (0614-081914)

Semi-Annual Report

June 30, 2014

Classes ADV, I, S, S2 and T

Voya Partners, Inc.

■	Voya Index Solution Income Portfolio (formerly, ING Index Solution Income Portfolio)
■	Voya Index Solution 2015 Portfolio (formerly, ING Index Solution 2015 Portfolio)
■	Voya Index Solution 2020 Portfolio (formerly, ING Index Solution 2020 Portfolio)
■	Voya Index Solution 2025 Portfolio (formerly, ING Index Solution 2025 Portfolio)
■	Voya Index Solution 2030 Portfolio (formerly, ING Index Solution 2030 Portfolio)
■	Voya Index Solution 2035 Portfolio (formerly, ING Index Solution 2035 Portfolio)
■	Voya Index Solution 2040 Portfolio (formerly, ING Index Solution 2040 Portfolio)
■	Voya Index Solution 2045 Portfolio (formerly, ING Index Solution 2045 Portfolio)
■	Voya Index Solution 2050 Portfolio (formerly, ING Index Solution 2050 Portfolio)
■	Voya Index Solution 2055 Portfolio (formerly, ING Index Solution 2055 Portfolio)

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer’s premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game’s combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture — keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

Executive Vice President

Voya Family of Funds

July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

[1]	“Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

Market Perspective: Six Months Ended June 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added

3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**
Voya Index Solution Income Portfolio
Class ADV	$1,000.00	$1,046.60	0.62%	$3.15	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,049.40	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,047.90	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,047.80	0.52	2.64	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,046.30	0.82	4.16	1,000.00	1,020.73	0.82	4.11
Voya Index Solution 2015 Portfolio
Class ADV	1,000.00	1,048.00	0.63	3.20	1,000.00	1,021.67	0.63	3.16
Class I	1,000.00	1,050.80	0.13	0.66	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,049.30	0.38	1.93	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,048.20	0.53	2.69	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,046.70	0.83	4.21	1,000.00	1,020.68	0.83	4.16
Voya Index Solution 2020 Portfolio
Class ADV	1,000.00	1,048.70	0.63	3.20	1,000.00	1,021.67	0.63	3.16
Class I	1,000.00	1,051.70	0.13	0.66	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,050.00	0.38	1.93	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,049.50	0.53	2.69	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,048.00	0.83	4.21	1,000.00	1,020.68	0.83	4.16

*	The annualized expense ratios do not include expenses of underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

Shareholder Expense Examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**
Voya Index Solution 2025 Portfolio
Class ADV	$1,000.00	$1,053.30	0.62%	$3.16	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,055.70	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,054.50	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,053.50	0.52	2.65	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,052.30	0.82	4.17	1,000.00	1,020.73	0.82	4.11
Voya Index Solution 2030 Portfolio
Class ADV	1,000.00	1,053.10	0.63	3.21	1,000.00	1,021.67	0.63	3.16
Class I	1,000.00	1,055.70	0.13	0.66	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,055.00	0.38	1.94	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,053.00	0.53	2.70	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,052.40	0.83	4.22	1,000.00	1,020.68	0.83	4.16
Voya Index Solution 2035 Portfolio
Class ADV	1,000.00	1,056.60	0.63	3.21	1,000.00	1,021.67	0.63	3.16
Class I	1,000.00	1,058.80	0.13	0.66	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,057.70	0.38	1.94	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,057.60	0.53	2.70	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,056.60	0.83	4.23	1,000.00	1,020.68	0.83	4.16
Voya Index Solution 2040 Portfolio
Class ADV	1,000.00	1,056.50	0.63	3.21	1,000.00	1,021.67	0.63	3.16
Class I	1,000.00	1,058.90	0.13	0.66	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,058.20	0.38	1.94	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,057.10	0.53	2.70	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,055.90	0.83	4.23	1,000.00	1,020.68	0.83	4.16
Voya Index Solution 2045 Portfolio
Class ADV	1,000.00	1,058.80	0.63	3.22	1,000.00	1,021.67	0.63	3.16
Class I	1,000.00	1,061.50	0.13	0.66	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,059.70	0.38	1.94	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,059.60	0.53	2.71	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,058.60	0.83	4.24	1,000.00	1,020.68	0.83	4.16
Voya Index Solution 2050 Portfolio
Class ADV	1,000.00	1,057.00	0.64	3.26	1,000.00	1,021.62	0.64	3.21
Class I	1,000.00	1,059.40	0.14	0.71	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,058.70	0.39	1.99	1,000.00	1,022.86	0.39	1.96
Class S2	1,000.00	1,057.70	0.54	2.76	1,000.00	1,022.12	0.54	2.71
Class T	1,000.00	1,056.40	0.84	4.28	1,000.00	1,020.63	0.84	4.21
Voya Index Solution 2055 Portfolio
Class ADV	1,000.00	1,059.00	0.63	3.22	1,000.00	1,021.67	0.63	3.16
Class I	1,000.00	1,061.60	0.13	0.66	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,060.60	0.38	1.94	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,059.60	0.53	2.71	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,057.70	0.83	4.23	1,000.00	1,020.68	0.83	4.16

*	The annualized expense ratios do not include expenses of underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2015 Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio
ASSETS:
Investments in securities at fair value*	$21,856,281	$33,810,917	$2,197	$63,543,918
Investments in affiliated underlying funds at fair value**	160,438,895	248,333,477	16,318	465,795,642
Total investments at fair value	$182,295,176	$282,144,394	$18,515	$529,339,560
Cash	194,042	316,911	13	739,809
Receivables:
Investment in affiliated underlying funds sold	1,715,232	2,316,974	202	5,436,956
Investment securities sold	469,431	950,852	—	—
Fund shares sold	12,571	136,591	—	86,767
Prepaid expenses	710	1,117	—	1,877
Reimbursement due from manager	23,995	20,810	2,117	42,068
Other assets	1,706	2,084	—	3,057
Total assets	184,712,863	285,889,733	20,847	535,650,094

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,774,683	2,751,975	136	1,551,215
Payable for investment securities purchased	346,056	566,229	42	3,007,891
Payable for fund shares redeemed	76,137	86,220	—	964,838
Payable for investment management fees	19,043	29,526	2	54,584
Payable for administrative fees	15,009	23,264	1	43,481
Payable for distribution and shareholder service fees	45,048	80,722	6	158,741
Payable to trustees under the deferred compensation plan (Note 6)	1,706	2,084	—	3,057
Payable for trustee fees	908	1,404	—	2,541
Other accrued expenses and liabilities	27,765	28,367	1,479	52,974
Total liabilities	2,306,355	3,569,791	1,666	5,839,322
NET ASSETS	$182,406,508	$282,319,942	$19,181	$529,810,772

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$155,626,140	$236,740,244	$15,066	$417,733,433
Undistributed net investment income	4,756,237	6,965,183	452	11,290,457
Accumulated net realized gain	11,080,631	20,467,515	1,234	33,989,448
Net unrealized appreciation	10,943,500	18,147,000	2,429	66,797,434
NET ASSETS	$182,406,508	$282,319,942	$19,181	$529,810,772

* Cost of investments in securities	$21,119,743	$32,769,636	$2,128	$61,732,093
** Cost of investments in affiliated underlying funds	$150,231,933	$231,227,758	$13,958	$400,810,033

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited) (continued)

	Voya Index Solution Income Portfolio	Voya Index Solution 2015 Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio
Class ADV
Net assets	$38,051,526	$121,938,095	$3,825	$255,355,841
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,387,850	10,736,451	301	20,848,664
Net asset value and redemption price per share	$11.23	$11.36	$12.70	$12.25
Class I
Net assets	$4,739,626	$25,372,551	$3,857	$42,728,052
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	412,732	2,189,221	301	3,418,328
Net asset value and redemption price per share	$11.48	$11.59	$12.81	$12.50
Class S
Net assets	$134,362,140	$113,947,989	$3,854	$184,055,113
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,813,639	9,920,528	301	14,865,531
Net asset value and redemption price per share	$11.37	$11.49	$12.80	$12.38
Class S2
Net assets	$5,249,829	$21,057,881	$3,833	$47,668,086
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	470,177	1,863,008	301	3,906,230
Net asset value and redemption price per share	$11.17	$11.30	$12.73	$12.20
Class T
Net assets	$3,387	$3,426	$3,812	$3,680
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	300	300	301	300
Net asset value and redemption price per share	$11.29	$11.42	$12.66	$12.27

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited)

	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio
ASSETS:
Investments in securities at fair value*	$1,798	$38,989,597	$1,042	$8,100,024
Investments in affiliated underlying funds at fair value**	18,561	394,471,642	20,701	262,259,186
Total investments at fair value	$20,359	$433,461,239	$21,743	$270,359,210
Cash	7	468,616	13	178,278
Receivables:
Investment in affiliated underlying funds sold	170	3,477,847	127	1,786,114
Investment securities sold	—	—	95	—
Fund shares sold	—	171,449	—	230,682
Prepaid expenses	—	1,475	—	878
Reimbursement due from manager	2,064	28,238	1,883	26,367
Other assets	—	2,336	—	1,351
Total assets	22,600	437,611,200	23,861	272,582,880

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	93	1,375,709	134	1,169,627
Payable for investment securities purchased	42	1,806,766	42	617,719
Payable for fund shares redeemed	—	465,984	—	228,555
Payable for investment management fees	2	43,139	2	24,188
Payable for administrative fees	2	35,655	2	22,135
Payable for distribution and shareholder service fees	7	133,206	7	83,210
Payable to trustees under the deferred compensation plan (Note 6)	—	2,336	—	1,351
Payable for trustee fees	—	2,080	—	1,266
Other accrued expenses and liabilities	1,473	40,428	1,350	21,734
Total liabilities	1,619	3,905,303	1,537	2,169,785
NET ASSETS	$20,981	$433,705,897	$22,324	$270,413,095

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$15,073	$326,823,601	$15,076	$202,529,987
Undistributed net investment income	450	8,101,657	396	4,059,768
Accumulated net realized gain	1,608	30,961,962	1,820	19,466,770
Net unrealized appreciation	3,850	67,818,677	5,032	44,356,570
NET ASSETS	$20,981	$433,705,897	$22,324	$270,413,095

* Cost of investments in securities	$1,744	$37,961,973	$1,021	$7,968,543
** Cost of investments in affiliated underlying funds	$14,765	$327,680,589	$15,690	$218,034,097

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited) (continued)

	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio
Class ADV
Net assets	$4,182	$215,677,968	$4,449	$139,319,769
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	16,992,894	301	10,741,237
Net asset value and redemption price per share	$13.89	$12.69	$14.77	$12.97
Class I
Net assets	$4,222	$29,961,922	$4,494	$17,074,835
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	2,311,725	301	1,284,998
Net asset value and redemption price per share	$14.02	$12.96	$14.92	$13.29
Class S
Net assets	$4,216	$143,595,353	$4,490	$92,278,996
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	11,187,895	301	7,023,543
Net asset value and redemption price per share	$14.00	$12.83	$14.91	$13.14
Class S2
Net assets	$4,189	$44,466,845	$4,457	$21,735,596
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	3,509,427	301	1,676,001
Net asset value and redemption price per share	$13.91	$12.67	$14.80	$12.97
Class T
Net assets	$4,172	$3,809	$4,434	$3,899
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	300	301	300
Net asset value and redemption price per share	$13.86	$12.70	$14.73	$13.00

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited)

	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
ASSETS:
Investments in securities at fair value*	$620	$1,128,942
Investments in affiliated underlying funds at fair value**	21,231	55,163,230
Total investments at fair value	$21,851	$56,292,172
Cash	12	25,981
Receivables:
Investment in affiliated underlying funds sold	149	613,179
Fund shares sold	—	33,205
Prepaid expenses	—	159
Reimbursement due from manager	1,873	6,556
Other assets	—	212
Total assets	23,885	56,971,464

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	113	204,175
Payable for investment securities purchased	—	179,297
Payable for fund shares redeemed	—	262,084
Payable for investment management fees	2	4,888
Payable for administrative fees	2	4,569
Payable for distribution and shareholder service fees	7	17,398
Payable to trustees under the deferred compensation plan (Note 6)	—	212
Payable for trustee fees	—	255
Other accrued expenses and liabilities	1,347	7,548
Total liabilities	1,471	680,426
NET ASSETS	$22,414	$56,291,038

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$15,076	$44,202,202
Undistributed net investment income	373	739,765
Accumulated net realized gain	1,810	3,606,847
Net unrealized appreciation	5,155	7,742,224
NET ASSETS	$22,414	$56,291,038

* Cost of investments in securities	$609	$1,108,273
** Cost of investments in affiliated underlying funds	$16,087	$47,441,675

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited) (continued)

	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
Class ADV
Net assets	$4,467	$29,195,816
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	1,891,560
Net asset value and redemption price per share	$14.83	$15.43
Class I
Net assets	$4,511	$3,178,435
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	202,537
Net asset value and redemption price per share	$14.98	$15.69
Class S
Net assets	$4,508	$18,075,636
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	1,160,962
Net asset value and redemption price per share	$14.97	$15.57
Class S2
Net assets	$4,475	$5,836,517
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	377,483
Net asset value and redemption price per share	$14.86	$15.46
Class T
Net assets	$4,453	$4,634
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	301
Net asset value and redemption price per share	$14.79	$15.39

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS for the six months ended June 30, 2014 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2015 Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$734,064	$1,059,571	$73	$2,230,258
Interest	9	16	—	29
Dividends	516,232	793,325	51	1,407,315
Total investment income	1,250,305	1,852,912	124	3,637,602

EXPENSES:
Investment management fees	115,299	178,419	11	320,997
Distribution and shareholder service fees:
Class ADV	93,719	309,247	10	618,449
Class S	166,449	140,541	5	219,524
Class S2	12,807	51,770	11	118,116
Class T	12	12	14	13
Transfer agent fees	203	228	134	318
Administrative service fees	90,043	139,298	9	251,927
Shareholder reporting expense	8,714	6,310	12	11,454
Professional fees	21,434	28,582	3,396	51,862
Custody and accounting expense	6,940	11,744	55	17,410
Trustee fees	2,724	4,214	—	7,621
Miscellaneous expense	7,253	7,523	3,077	9,039
Total expenses	525,597	877,888	6,734	1,626,730
Net waived and reimbursed fees	(146,049)	(204,156)	(6,691)	(390,315)
Net expenses	379,548	673,732	43	1,236,415
Net investment income	870,757	1,179,180	81	2,401,187

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	674,719	1,106,593	66	1,790,673
Capital gain distributions from affiliated underlying funds	456,174	888,907	93	3,480,500
Sale of affiliated underlying funds	2,003,690	6,370,487	99	6,796,876
Net realized gain	3,134,583	8,365,987	258	12,068,049
Net change in unrealized appreciation (depreciation) on:
Investments	100,231	76,964	12	289,296
Affiliated underlying funds	4,425,708	3,687,812	557	12,321,495
Net change in unrealized appreciation (depreciation)	4,525,939	3,764,776	569	12,610,791
Net realized and unrealized gain	7,660,522	12,130,763	827	24,678,840
Increase in net assets resulting from operations	$8,531,279	$13,309,943	$908	$27,080,027

See Accompanying Notes to Financial Statements

12

STATEMENTS OF OPERATIONS for the six months ended June 30, 2014 (Unaudited)

	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$89	$1,826,133	$92	$1,243,104
Interest	—	21	—	9
Dividends	44	928,514	28	211,257
Total investment income	133	2,754,668	120	1,454,370

EXPENSES:
Investment management fees	12	254,480	13	139,917
Distribution and shareholder service fees:
Class ADV	11	524,853	11	327,816
Class S	5	168,854	5	106,450
Class S2	11	108,289	11	51,894
Class T	15	13	16	14
Transfer agent fees	135	303	134	237
Administrative service fees	10	206,277	11	125,556
Shareholder reporting expense	12	6,335	12	7,980
Professional fees	3,397	42,345	3,396	26,598
Custody and accounting expense	55	15,259	55	7,965
Trustee fees	—	6,240	—	3,798
Miscellaneous expense	3,077	8,809	3,077	5,785
Total expenses	6,740	1,342,057	6,741	804,010
Net waived and reimbursed fees	(6,694)	(292,236)	(6,692)	(164,245)
Net expenses	46	1,049,821	49	639,765
Net investment income	87	1,704,847	71	814,605

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	86	1,797,604	93	1,057,531
Capital gain distributions from affiliated underlying funds	131	3,202,053	164	2,114,759
Sale of affiliated underlying funds	96	5,618,905	138	3,594,187
Net realized gain	313	10,618,562	395	6,766,477
Net change in unrealized appreciation (depreciation) on:
Investments	(13)	(253,032)	(36)	(505,821)
Affiliated underlying funds	686	11,745,368	780	8,053,926
Net change in unrealized appreciation (depreciation)	673	11,492,336	744	7,548,105
Net realized and unrealized gain	986	22,110,898	1,139	14,314,582
Increase in net assets resulting from operations	$1,073	$23,815,745	$1,210	$15,129,187

See Accompanying Notes to Financial Statements

13

STATEMENTS OF OPERATIONS for the six months ended June 30, 2014 (Unaudited)

	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$101	$255,291
Interest	—	2
Dividends	17	39,574
Total investment income	118	294,867

EXPENSES:
Investment management fees	13	28,025
Distribution and shareholder service fees:
Class ADV	11	65,838
Class S	5	20,589
Class S2	11	13,225
Class T	16	16
Transfer agent fees	137	247
Administrative service fees	11	25,286
Shareholder reporting expense	12	3,036
Professional fees	3,397	7,889
Custody and accounting expense	55	1,750
Trustee fees	—	764
Miscellaneous expense	3,077	3,819
Total expenses	6,745	170,484
Net waived and reimbursed fees	(6,692)	(40,460)
Net expenses	53	130,024
Net investment income	65	164,843

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	92	205,182
Capital gain distributions from affiliated underlying funds	172	433,785
Sale of affiliated underlying funds	140	837,188
Net realized gain	404	1,476,155
Net change in unrealized appreciation (depreciation) on:
Investments	(44)	(96,854)
Affiliated underlying funds	801	1,592,320
Net change in unrealized appreciation (depreciation)	757	1,495,466
Net realized and unrealized gain	1,161	2,971,621
Increase in net assets resulting from operations	$1,226	$3,136,464

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution Income Portfolio		Voya Index Solution 2015 Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$870,757	$3,505,728	$1,179,180	$5,233,408
Net realized gain	3,134,583	8,990,898	8,365,987	13,865,923
Net change in unrealized appreciation	4,525,939	1,279,351	3,764,776	6,775,975
Increase in net assets resulting from operations	8,531,279	13,775,977	13,309,943	25,875,306

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(926,741)	—	(2,372,751)
Class I	—	(260,218)	—	(620,470)
Class S	—	(3,917,226)	—	(2,432,743)
Class S2	—	(157,587)	—	(462,935)
Class T	—	(82)	—	(54)
Net realized gains:
Class ADV	—	(1,180,693)	—	(3,167,388)
Class I	—	(288,121)	—	(693,265)
Class S	—	(4,737,024)	—	(3,012,270)
Class S2	—	(188,602)	—	(566,053)
Class T	—	(115)	—	(85)
Total distributions	—	(11,656,409)	—	(13,328,014)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,009,756	23,987,920	25,117,831	62,878,082
Reinvestment of distributions	—	11,656,213	—	13,327,874
	10,009,756	35,644,133	25,117,831	76,205,956
Cost of shares redeemed	(19,925,520)	(41,796,924)	(48,551,624)	(64,238,262)
Net increase (decrease) in net assets resulting from capital share transactions	(9,915,764)	(6,152,791)	(23,433,793)	11,967,694
Net increase (decrease) in net assets	(1,384,485)	(4,033,223)	(10,123,850)	24,514,986

NET ASSETS:
Beginning of year or period	183,790,993	187,824,216	292,443,792	267,928,806
End of year or period	$182,406,508	$183,790,993	$282,319,942	$292,443,792
Undistributed net investment income at end of year or period	$4,756,237	$3,885,480	$6,965,183	$5,786,003

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2020 Portfolio		Voya Index Solution 2025 Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$81	$336	$2,401,187	$8,010,695
Net realized gain	258	1,024	12,068,049	23,695,920
Net change in unrealized appreciation	569	896	12,610,791	37,978,133
Increase in net assets resulting from operations	908	2,256	27,080,027	69,684,748

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(80)	—	(3,089,476)
Class I	—	(94)	—	(552,641)
Class S	—	(66)	—	(2,446,238)
Class S2	—	(83)	—	(655,765)
Class T	—	(70)	—	(36)
Net realized gains:
Class ADV	—	(162)	—	(6,103,259)
Class I	—	(162)	—	(880,548)
Class S	—	(162)	—	(4,360,252)
Class S2	—	(162)	—	(1,203,152)
Class T	—	(162)	—	(92)
Total distributions	—	(1,203)	—	(19,291,459)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	58,563,919	119,226,787
Payment from distribution/payment by affiliate	—	22	—	—
Reinvestment of distributions	—	4	—	19,291,331
	—	26	58,563,919	138,518,118
Cost of shares redeemed	—	—	(57,721,999)	(68,633,071)
Net increase in net assets resulting from capital share transactions	—	26	841,920	69,885,047
Net increase in net assets	908	1,079	27,921,947	120,278,336

NET ASSETS:
Beginning of year or period	18,273	17,194	501,888,825	381,610,489
End of year or period	$19,181	$18,273	$529,810,772	$501,888,825
Undistributed net investment income at end of year or period	$452	$371	$11,290,457	$8,889,270

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2030 Portfolio		Voya Index Solution 2035 Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$87	$328	$1,704,847	$5,730,459
Net realized gain	313	1,342	10,618,562	21,549,923
Net change in unrealized appreciation	673	1,573	11,492,336	41,320,946
Increase in net assets resulting from operations	1,073	3,243	23,815,745	68,601,328

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(81)	—	(2,010,814)
Class I	—	(96)	—	(283,976)
Class S	—	(68)	—	(1,501,240)
Class S2	—	(85)	—	(466,568)
Class T	—	(72)	—	(27)
Net realized gains:
Class ADV	—	(165)	—	(4,866,846)
Class I	—	(166)	—	(528,283)
Class S	—	(166)	—	(3,155,944)
Class S2	—	(165)	—	(1,026,518)
Class T	—	(165)	—	(91)
Total distributions	—	(1,229)	—	(13,840,307)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	46,840,168	104,165,460
Payment from distribution/payment by affiliate	—	30	—	—
Reinvestment of distributions	—	4	—	13,840,190
	—	34	46,840,168	118,005,650
Cost of shares redeemed	—	—	(42,523,871)	(58,115,454)
Net increase in net assets resulting from capital share transactions	—	34	4,316,297	59,890,196
Net increase in net assets	1,073	2,048	28,132,042	114,651,217

NET ASSETS:
Beginning of year or period	19,908	17,860	405,573,855	290,922,638
End of year or period	$20,981	$19,908	$433,705,897	$405,573,855
Undistributed net investment income at end of year or period	$450	$363	$8,101,657	$6,396,810

See Accompanying Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2040 Portfolio		Voya Index Solution 2045 Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$71	$286	$814,605	$2,830,275
Net realized gain	395	1,470	6,766,477	13,681,016
Net change in unrealized appreciation	744	2,368	7,548,105	26,929,205
Increase in net assets resulting from operations	1,210	4,124	15,129,187	43,440,496

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(55)	—	(968,698)
Class I	—	(71)	—	(138,705)
Class S	—	(42)	—	(757,322)
Class S2	—	(58)	—	(170,865)
Class T	—	(48)	—	(20)
Net realized gains:
Class ADV	—	(189)	—	(2,875,149)
Class I	—	(189)	—	(304,199)
Class S	—	(189)	—	(1,914,221)
Class S2	—	(189)	—	(464,427)
Class T	—	(189)	—	(92)
Total distributions	—	(1,219)	—	(7,593,698)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	33,433,845	69,264,825
Payment from distribution/payment by affiliate	—	30	—	—
Reinvestment of distributions	—	5	—	7,593,585
	—	35	33,433,845	76,858,410
Cost of shares redeemed	—	—	(21,792,079)	(37,910,260)
Net increase in net assets resulting from capital share transactions	—	35	11,641,766	38,948,150
Net increase in net assets	1,210	2,940	26,770,953	74,794,948

NET ASSETS:
Beginning of year or period	21,114	18,174	243,642,142	168,847,194
End of year or period	$22,324	$21,114	$270,413,095	$243,642,142
Undistributed net investment income at end of year or period	$396	$325	$4,059,768	$3,245,163

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2050 Portfolio		Voya Index Solution 2055 Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$65	$268	$164,843	$503,779
Net realized gain	404	1,449	1,476,155	2,397,160
Net change in unrealized appreciation	757	2,467	1,495,466	4,789,221
Increase in net assets resulting from operations	1,226	4,184	3,136,464	7,690,160

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(51)	—	(146,323)
Class I	—	(68)	—	(13,476)
Class S	—	(39)	—	(96,995)
Class S2	—	(55)	—	(35,569)
Class T	—	(44)	—	(15)
Net realized gains:
Class ADV	—	(157)	—	(340,888)
Class I	—	(157)	—	(23,915)
Class S	—	(157)	—	(199,083)
Class S2	—	(157)	—	(81,251)
Class T	—	(157)	—	(71)
Total distributions	—	(1,042)	—	(937,586)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	11,297,938	20,756,086
Payment from distribution/payment by affiliate	—	31	—	—
Reinvestment of distributions	—	4	—	937,501
	—	35	11,297,938	21,693,587
Cost of shares redeemed	—	—	(5,282,329)	(8,929,088)
Net increase in net assets resulting from capital share transactions	—	35	6,015,609	12,764,499
Net increase in net assets	1,226	3,177	9,152,073	19,517,073

NET ASSETS:
Beginning of year or period	21,188	18,011	47,138,965	27,621,892
End of year or period	$22,414	$21,188	$56,291,038	$47,138,965
Undistributed net investment income at end of year or period	$373	$308	$739,765	$574,922

See Accompanying Notes to Financial Statements

19

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution Income Portfolio
Class ADV
06-30-14	10.73	0.04	•	0.46	0.50	—	—	—	—	—	11.23	4.66	0.78	0.62	0.62	0.77	38,052	10
12-31-13	10.64	0.19	•	0.58	0.77	0.30	0.38	—	0.68	—	10.73	7.50	0.76	0.61	0.61	1.74	37,886	39
12-31-12	10.42	0.19	•	0.67	0.86	0.26	0.38	—	0.64	—	10.64	8.36	0.71	0.62	0.62	1.79	31,359	45
12-31-11	10.76	0.14		0.09	0.23	0.25	0.32	—	0.57	—	10.42	2.35	0.62	0.62	0.62	1.46	25,479	78
12-31-10	10.22	0.23	•	0.52	0.75	0.11	0.10	—	0.21	—	10.76	7.37	0.62	0.62	0.62	2.24	19,550	45
12-31-09	9.24	0.12	•	0.89	1.01	0.03	—	—	0.03	—	10.22	11.02	0.62	0.62	0.62	1.26	9,310	51
Class I
06-30-14	10.94	0.07	•	0.47	0.54	—	—	—	—	—	11.48	4.94	0.28	0.12	0.12	1.19	4,740	10
12-31-13	10.82	0.22	•	0.63	0.85	0.35	0.38	—	0.73	—	10.94	8.10	0.26	0.11	0.11	2.01	5,682	39
12-31-12	10.59	0.27	•	0.64	0.91	0.30	0.38	—	0.68	—	10.82	8.75	0.21	0.12	0.12	2.53	10,690	45
12-31-11	10.90	0.21	•	0.09	0.30	0.29	0.32	—	0.61	—	10.59	2.99	0.12	0.12	0.12	2.01	6,699	78
12-31-10	10.31	0.28	•	0.53	0.81	0.12	0.10	—	0.22	—	10.90	7.96	0.12	0.12	0.12	2.67	1,702	45
12-31-09	9.29	0.16	•	0.90	1.06	0.04	—	—	0.04	—	10.31	11.46	0.12	0.12	0.12	1.66	1,198	51
Class S
06-30-14	10.85	0.06	•	0.46	0.52	—	—	—	—	—	11.37	4.79	0.53	0.37	0.37	1.02	134,362	10
12-31-13	10.74	0.21	•	0.60	0.81	0.32	0.38	—	0.70	—	10.85	7.78	0.51	0.36	0.36	1.92	134,689	39
12-31-12	10.51	0.21	•	0.68	0.89	0.28	0.38	—	0.66	—	10.74	8.52	0.46	0.37	0.37	1.97	141,443	45
12-31-11	10.82	0.19		0.08	0.27	0.26	0.32	—	0.58	—	10.51	2.73	0.37	0.37	0.37	1.64	142,821	78
12-31-10	10.26	0.25	•	0.52	0.77	0.11	0.10	—	0.21	—	10.82	7.61	0.37	0.37	0.37	2.39	153,900	45
12-31-09	9.26	0.20	•	0.84	1.04	0.04	—	—	0.04	—	10.26	11.27	0.37	0.37	0.37	2.01	154,022	51
Class S2
06-30-14	10.66	0.05	•	0.46	0.51	—	—	—	—	—	11.17	4.78	0.78	0.52	0.52	0.85	5,250	10
12-31-13	10.58	0.20	•	0.58	0.78	0.32	0.38	—	0.70	—	10.66	7.64	0.76	0.51	0.51	1.87	5,531	39
12-31-12	10.39	0.22	•	0.64	0.86	0.29	0.38	—	0.67	—	10.58	8.38	0.71	0.52	0.52	2.06	4,328	45
12-31-11	10.75	0.15	•	0.09	0.24	0.28	0.32	—	0.60	—	10.39	2.52	0.62	0.52	0.52	1.46	1,763	78
12-31-10	10.21	0.37	•	0.39	0.76	0.12	0.10	—	0.22	—	10.75	7.54	0.62	0.52	0.52	3.53	455	45
05-28-09(5) - 12-31-09	9.30	0.11	•	0.84	0.95	0.04	—	—	0.04	—	10.21	10.26	0.62	0.52	0.52	1.87	3	51

See Accompanying Notes to Financial Statements

20

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution Income Portfolio (continued)
Class T
06-30-14	10.79	0.03	•	0.47	0.50	—	—		—	—	—	11.29	4.63	1.03	0.82	0.82	0.57	3	10
12-31-13	10.69	0.16		0.59	0.75	0.27	0.38		—	0.65	—	10.79	7.28	1.01	0.81	0.81	1.51	3	39
12-31-12	10.46	0.16		0.68	0.84	0.23	0.38		—	0.61	—	10.69	8.09	0.96	0.82	0.82	1.53	3	45
12-31-11	10.78	0.13		0.08	0.21	0.21	0.32		—	0.53	—	10.46	2.20	0.87	0.82	0.82	1.19	3	78
12-31-10	10.21	0.20		0.53	0.73	0.06	0.10		—	0.16	—	10.78	7.16	0.87	0.82	0.82	1.95	3	45
12-31-09	9.23	0.08		0.90	0.98	—	0.00	*	—	—	—	10.21	10.66	0.87	0.82	0.82	0.79	3	51
Voya Index Solution 2015 Portfolio
Class ADV
06-30-14	10.84	0.04	•	0.48	0.52	—	—		—	—	—	11.36	4.80	0.77	0.63	0.63	0.71	121,938	20
12-31-13	10.38	0.18	•	0.77	0.95	0.21	0.28		—	0.49	—	10.84	9.42	0.75	0.61	0.61	1.70	127,503	43
12-31-12	9.90	0.18	•	0.79	0.97	0.18	0.31		—	0.49	—	10.38	9.95	0.71	0.62	0.62	1.75	111,594	46
12-31-11	10.45	0.14	•	(0.11)	0.03	0.19	0.39		—	0.58	—	9.90	0.53	0.62	0.62	0.62	1.32	71,792	90
12-31-10	9.76	0.22	•	0.61	0.83	0.04	0.10		—	0.14	—	10.45	8.68	0.62	0.62	0.62	2.25	62,077	49
12-31-09	8.43	0.05	•	1.32	1.37	0.04	0.00	*	—	0.04	—	9.76	16.28	0.62	0.62	0.62	0.60	35,768	28
Class I
06-30-14	11.03	0.06	•	0.50	0.56	—	—		—	—	—	11.59	5.08	0.27	0.13	0.13	1.15	25,373	20
12-31-13	10.54	0.23	•	0.79	1.02	0.25	0.28		—	0.53	—	11.03	9.97	0.25	0.11	0.11	2.13	24,661	43
12-31-12	10.03	0.26	•	0.78	1.04	0.22	0.31		—	0.53	—	10.54	10.50	0.21	0.12	0.12	2.50	28,198	46
12-31-11	10.57	0.20	•	(0.13)	0.07	0.22	0.39		—	0.61	—	10.03	1.01	0.12	0.12	0.12	1.91	15,152	90
12-31-10	9.85	0.27	•	0.61	0.88	0.06	0.10		—	0.16	—	10.57	9.11	0.12	0.12	0.12	2.72	4,813	49
12-31-09	8.46	0.10	•	1.33	1.43	0.04	0.00	*	—	0.04	—	9.85	16.99	0.12	0.12	0.12	1.05	3,331	28
Class S
06-30-14	10.95	0.05	•	0.49	0.54	—	—		—	—	—	11.49	4.93	0.52	0.38	0.38	0.94	113,948	20
12-31-13	10.47	0.21		0.78	0.99	0.23	0.28		—	0.51	—	10.95	9.69	0.50	0.36	0.36	1.93	118,482	43
12-31-12	9.97	0.18		0.82	1.00	0.19	0.31		—	0.50	—	10.47	10.19	0.46	0.37	0.37	1.89	112,364	46
12-31-11	10.51	0.16		(0.11)	0.05	0.20	0.39		—	0.59	—	9.97	0.80	0.37	0.37	0.37	1.55	98,326	90
12-31-10	9.80	0.25	•	0.61	0.86	0.05	0.10		—	0.15	—	10.51	8.97	0.37	0.37	0.37	2.50	99,941	49
12-31-09	8.45	0.10	•	1.29	1.39	0.04	0.00	*	—	0.04	—	9.80	16.50	0.37	0.37	0.37	1.09	70,222	28

See Accompanying Notes to Financial Statements

21

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2015 Portfolio (continued)
Class S2
06-30-14	10.78	0.04	•	0.48	0.52	—		—		—	—	—	11.30	4.82		0.77	0.53	0.53	0.79	21,058	20
12-31-13	10.33	0.20	•	0.76	0.96	0.23		0.28		—	0.51	—	10.78	9.56		0.75	0.51	0.51	1.88	21,794	43
12-31-12	9.86	0.20	•	0.77	0.97	0.19		0.31		—	0.50	—	10.33	10.05		0.71	0.52	0.52	1.95	15,769	46
12-31-11	10.43	0.13	•	(0.09)	0.04	0.22		0.39		—	0.61	—	9.86	0.69		0.62	0.52	0.52	1.25	6,865	90
12-31-10	9.76	0.25	•	0.58	0.83	0.06		0.10		—	0.16	—	10.43	8.68		0.62	0.52	0.52	2.48	2,536	49
05-28-09(5) - 12-31-09	8.52	0.06	•	1.22	1.28	0.04		0.00	*	—	0.04	—	9.76	15.11		0.62	0.52	0.52	1.05	3	28
Class T
06-30-14	10.91	0.03	•	0.48	0.51	—		—		—	—	—	11.42	4.67		1.02	0.83	0.83	0.51	3	20
12-31-13	10.43	0.16		0.78	0.94	0.18		0.28		—	0.46	—	10.91	9.24		1.00	0.81	0.81	1.52	3	43
12-31-12	9.93	0.15		0.80	0.95	0.14		0.31		—	0.45	—	10.43	9.74		0.96	0.82	0.82	1.45	3	46
12-31-11	10.46	0.11		(0.10)	0.01	0.15		0.39		—	0.54	—	9.93	0.38		0.87	0.82	0.82	1.10	3	90
12-31-10	9.76	0.20		0.60	0.80	0.00	*	0.10		—	0.10	—	10.46	8.31		0.87	0.82	0.82	2.05	3	49
12-31-09	8.41	0.02		1.33	1.35	—		0.00	*	—	—	—	9.76	16.07		0.87	0.82	0.82	0.21	3	28
Voya Index Solution 2020 Portfolio
Class ADV
06-30-14	12.11	0.04	•	0.55	0.59	—		—		—	—	—	12.70	4.87		73.24	0.63	0.63	0.72	4	8
12-31-13	11.41	0.19		1.30	1.49	0.26		0.54		—	0.80	0.01	12.11	13.55	(a)	95.97	0.62	0.62	1.61	4	36
12-31-12	10.76	0.17		1.02	1.19	0.02		0.52		—	0.54	—	11.41	11.12		58.46	0.62	0.62	1.54	3	61
10-03-11(5) - 12-31-11	10.00	0.01		0.75	0.76	—		—		—	—	—	10.76	7.60		0.62	0.62	0.62	0.42	3	41
Class I
06-30-14	12.18	0.07	•	0.56	0.63	—		—		—	—	—	12.81	5.17		72.74	0.13	0.13	1.22	4	8
12-31-13	11.47	0.25		1.30	1.55	0.31		0.54		—	0.85	0.01	12.18	14.02	(a)	95.47	0.12	0.12	2.11	4	36
12-31-12	10.77	0.23		1.02	1.25	0.03		0.52		—	0.55	—	11.47	11.69		57.96	0.12	0.12	2.04	3	61
10-03-11(5) - 12-31-11	10.00	0.02		0.75	0.77	—		—		—	—	—	10.77	7.70		0.12	0.12	0.12	0.90	3	41
Class S
06-30-14	12.19	0.06	•	0.55	0.61	—		—		—	—	—	12.80	5.00		72.99	0.38	0.38	0.98	4	8
12-31-13	11.43	0.22		1.29	1.51	0.22		0.54		—	0.76	0.01	12.19	13.63	(a)	95.72	0.37	0.37	1.86	4	36
12-31-12	10.76	0.20		1.01	1.21	0.02		0.52		—	0.54	—	11.43	11.36		58.21	0.37	0.37	1.79	3	61
10-03-11(5) - 12-31-11	10.00	0.02		0.74	0.76	—		—		—	—	—	10.76	7.60		0.37	0.37	0.37	0.66	3	41

See Accompanying Notes to Financial Statements

22

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2020 Portfolio (continued)
Class S2
06-30-14	12.13	0.05	•	0.55	0.60	—	—		—	—	—	12.73	4.95	73.24	0.53	0.53	0.86	4	8
12-31-13	11.43	0.20		1.31	1.51	0.28	0.54		—	0.82	0.01	12.13	13.64 (a)	95.97	0.52	0.52	1.71	4	36
12-31-12	10.76	0.21		1.00	1.21	0.02	0.52		—	0.54	—	11.43	11.33	58.46	0.52	0.52	1.90	3	61
10-03-11(5) - 12-31-11	10.00	0.01		0.75	0.76	—	—		—	—	—	10.76	7.60	0.62	0.52	0.52	0.54	3	41
Class T
06-30-14	12.08	0.03	•	0.55	0.58	—	—		—	—	—	12.66	4.80	73.49	0.83	0.83	0.52	4	8
12-31-13	11.38	0.17		1.29	1.46	0.23	0.54		—	0.77	0.01	12.08	13.30 (a)	96.22	0.82	0.82	1.40	4	36
12-31-12	10.75	0.15		1.01	1.16	0.01	0.52		—	0.53	—	11.38	10.88	58.71	0.82	0.82	1.34	3	61
10-03-11(5) - 12-31-11	10.00	0.00	*	0.75	0.75	—	—		—	—	—	10.75	7.50	0.87	0.82	0.82	0.18	3	41
Voya Index Solution 2025 Portfolio
Class ADV
06-30-14	11.63	0.05	•	0.57	0.62	—	—		—	—	—	12.25	5.33	0.77	0.62	0.62	0.83	255,356	15
12-31-13	10.38	0.18	•	1.54	1.72	0.16	0.31		—	0.47	—	11.63	16.77	0.75	0.61	0.61	1.66	245,758	40
12-31-12	9.56	0.16	•	1.04	1.20	0.12	0.26		—	0.38	—	10.38	12.74	0.71	0.62	0.62	1.63	181,218	39
12-31-11	10.40	0.12	•	(0.34)	(0.22)	0.15	0.47		—	0.62	—	9.56	(1.75)	0.62	0.62	0.62	1.19	114,181	95
12-31-10	9.36	0.20	•	0.87	1.07	0.01	0.02		—	0.03	—	10.40	11.43	0.62	0.62	0.62	2.12	96,652	48
12-31-09	7.79	0.00	*•	1.60	1.60	0.03	0.00	*	—	0.03	—	9.36	20.58	0.62	0.62	0.62	0.04	52,508	15
Class I
06-30-14	11.84	0.08	•	0.58	0.66	—	—		—	—	—	12.50	5.57	0.27	0.12	0.12	1.35	42,728	15
12-31-13	10.54	0.24	•	1.56	1.80	0.19	0.31		—	0.50	—	11.84	17.38	0.25	0.11	0.11	2.13	33,098	40
12-31-12	9.69	0.24	•	1.02	1.26	0.15	0.26		—	0.41	—	10.54	13.26	0.21	0.12	0.12	2.32	29,471	39
12-31-11	10.52	0.16	•	(0.34)	(0.18)	0.18	0.47		—	0.65	—	9.69	(1.24)	0.12	0.12	0.12	1.55	15,692	95
12-31-10	9.44	0.25	•	0.88	1.13	0.03	0.02		—	0.05	—	10.52	11.96	0.12	0.12	0.12	2.63	7,248	48
12-31-09	7.82	0.05	•	1.60	1.65	0.03	0.00	*	—	0.03	—	9.44	21.20	0.12	0.12	0.12	0.52	4,105	15
Class S
06-30-14	11.74	0.06	•	0.58	0.64	—	—		—	—	—	12.38	5.45	0.52	0.37	0.37	1.06	184,055	15
12-31-13	10.47	0.21	•	1.54	1.75	0.17	0.31		—	0.48	—	11.74	17.00	0.50	0.36	0.36	1.88	174,380	40
12-31-12	9.62	0.19	•	1.05	1.24	0.13	0.26		—	0.39	—	10.47	13.12	0.46	0.37	0.37	1.84	138,176	39
12-31-11	10.46	0.14	•	(0.34)	(0.20)	0.17	0.47		—	0.64	—	9.62	(1.55)	0.37	0.37	0.37	1.42	98,843	95
12-31-10	9.40	0.22	•	0.88	1.10	0.02	0.02		—	0.04	—	10.46	11.72	0.37	0.37	0.37	2.31	92,770	48
12-31-09	7.80	0.03	•	1.60	1.63	0.03	0.00	*	—	0.03	—	9.40	20.97	0.37	0.37	0.37	0.37	48,775	15

See Accompanying Notes to Financial Statements

23

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Index Solution 2025 Portfolio (continued)
Class S2
06-30-14	11.58	0.05	•	0.57	0.62	—	—		—	—	—	12.20	5.35		0.77	0.52	0.52	0.92		47,668	15
12-31-13	10.34	0.20	•	1.52	1.72	0.17	0.31		—	0.48	—	11.58	16.87		0.75	0.51	0.51	1.80		48,649	40
12-31-12	9.53	0.18	•	1.03	1.21	0.14	0.26		—	0.40	—	10.34	12.88		0.71	0.52	0.52	1.77		32,743	39
12-31-11	10.40	0.09	•	(0.31)	(0.22)	0.18	0.47		—	0.65	—	9.53	(1.70)		0.62	0.52	0.52	0.93		13,158	95
12-31-10	9.36	0.17	•	0.92	1.09	0.03	0.02		—	0.05	—	10.40	11.63		0.62	0.52	0.52	1.76		4,796	48
05-28-09(5) - 12-31-09	7.90	0.02	•	1.47	1.49	0.03	0.00	*	—	0.03	—	9.36	18.96		0.62	0.52	0.52	0.34		4	15
Class T
06-30-14	11.66	0.04	•	0.57	0.61	—	—		—	—	—	12.27	5.23		1.02	0.82	0.82	0.62		4	15
12-31-13	10.39	0.16		1.54	1.70	0.12	0.31		—	0.43	—	11.66	16.58		1.00	0.81	0.81	1.42		3	40
12-31-12	9.55	0.14		1.04	1.18	0.08	0.26		—	0.34	—	10.39	12.54		0.96	0.82	0.82	1.34		3	39
12-31-11	10.37	0.10		(0.34)	(0.24)	0.11	0.47		—	0.58	—	9.55	(1.93)		0.87	0.82	0.82	0.97		3	95
12-31-10	9.36	0.18		0.85	1.03	—	0.02		—	0.02	—	10.37	10.99		0.87	0.82	0.82	1.90		3	48
12-31-09	7.78	(0.02)		1.60	1.58	—	0.00	*	—	—	—	9.36	20.31		0.87	0.82	0.82	(0.25)		3	15
Voya Index Solution 2030 Portfolio
Class ADV
06-30-14	13.19	0.05	•	0.65	0.70	—	—		—	—	—	13.89	5.31		67.47	0.63	0.63	0.81		4	10
12-31-13	11.85	0.19	•	1.95	2.14	0.27	0.55		—	0.82	0.02	13.19	18.71	(b)	87.48	0.61	0.61	1.48		4	41
12-31-12	11.00	0.20		1.33	1.53	0.01	0.67		—	0.68	—	11.85	13.99		43.07	0.62	0.62	1.74		4	51
10-03-11(5) - 12-31-11	10.00	(0.00	)*	1.00	1.00	—	—		—	—	—	11.00	10.00		0.62	0.62	0.62	(0.00	)*	3	50
Class I
06-30-14	13.28	0.08	•	0.66	0.74	—	—		—	—	—	14.02	5.57		66.97	0.13	0.13	1.20		4	10
12-31-13	11.91	0.25	•	1.97	2.22	0.32	0.55		—	0.87	0.02	13.28	19.32	(b)	86.98	0.11	0.11	1.97		4	41
12-31-12	11.01	0.26	•	1.33	1.59	0.02	0.67		—	0.69	—	11.91	14.55		42.57	0.12	0.12	2.23		4	51
10-03-11(5) - 12-31-11	10.00	0.01		1.00	1.01	—	—		—	—	—	11.01	10.10		0.12	0.12	0.12	0.46		3	50
Class S
06-30-14	13.27	0.06	•	0.67	0.73	—	—		—	—	—	14.00	5.50		67.22	0.38	0.38	0.95		4	10
12-31-13	11.87	0.22		1.94	2.16	0.23	0.55		—	0.78	0.02	13.27	18.78	(b)	87.23	0.36	0.36	1.73		4	41
12-31-12	11.00	0.23		1.32	1.55	0.01	0.67		—	0.68	—	11.87	14.22		42.82	0.37	0.37	2.00		4	51
10-03-11(5) - 12-31-11	10.00	0.00	*	1.00	1.00	—	—		—	—	—	11.00	10.00		0.37	0.37	0.37	0.17		3	50

See Accompanying Notes to Financial Statements

24

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2030 Portfolio (continued)
Class S2
06-30-14	13.21	0.05	•	0.65	0.70	—		—		—	—	—	13.91	5.30	67.47	0.53	0.53	0.80	4	10
12-31-13	11.87	0.20		1.95	2.15	0.28		0.55		—	0.83	0.02	13.21	18.79 (b)	87.48	0.51	0.51	1.58	4	41
12-31-12	11.00	0.23		1.32	1.55	0.01		0.67		—	0.68	—	11.87	14.20	43.07	0.52	0.52	1.97	4	51
10-03-11(5) - 12-31-11	10.00	0.00	*	1.00	1.00	—		—		—	—	—	11.00	10.00	0.62	0.52	0.52	0.11	3	50
Class T
06-30-14	13.17	0.03	•	0.66	0.69	—		—		—	—	—	13.86	5.24	67.72	0.83	0.83	0.50	4	10
12-31-13	11.82	0.16		1.96	2.12	0.24		0.55		—	0.79	0.02	13.17	18.56 (b)	87.73	0.81	0.81	1.27	4	41
12-31-12	10.99	0.18		1.32	1.50	0.00	*	0.67		—	0.67	—	11.82	13.75	43.32	0.82	0.82	1.52	4	51
10-03-11(5) - 12-31-11	10.00	(0.01)		1.00	0.99	—		—		—	—	—	10.99	9.90	0.87	0.82	0.82	(0.29)	3	50
Voya Index Solution 2035 Portfolio
Class ADV
06-30-14	12.01	0.04	•	0.64	0.68	—		—		—	—	—	12.69	5.66	0.76	0.63	0.63	0.71	215,678	16
12-31-13	10.25	0.17	•	2.01	2.18	0.12		0.30		—	0.42	—	12.01	21.67	0.75	0.62	0.62	1.51	208,246	45
12-31-12	9.30	0.15	•	1.21	1.36	0.09		0.32		—	0.41	—	10.25	14.87	0.71	0.62	0.62	1.47	150,358	34
12-31-11	10.27	0.11	•	(0.51)	(0.40)	0.12		0.45		—	0.57	—	9.30	(3.46)	0.62	0.62	0.62	1.06	94,263	100
12-31-10	9.14	0.18	•	0.97	1.15	—		0.02		—	0.02	—	10.27	12.56	0.62	0.62	0.62	1.91	77,135	45
12-31-09	7.45	(0.02	)•	1.74	1.72	0.03		0.00	*	—	0.03	—	9.14	23.19	0.62	0.62	0.62	(0.22)	41,570	14
Class I
06-30-14	12.24	0.08	•	0.64	0.72	—		—		—	—	—	12.96	5.88	0.26	0.13	0.13	1.28	29,962	16
12-31-13	10.42	0.23	•	2.05	2.28	0.16		0.30		—	0.46	—	12.24	22.29	0.25	0.12	0.12	1.99	20,257	45
12-31-12	9.43	0.21	•	1.23	1.44	0.13		0.32		—	0.45	—	10.42	15.49	0.21	0.12	0.12	2.05	18,530	34
12-31-11	10.40	0.14	•	(0.51)	(0.37)	0.15		0.45		—	0.60	—	9.43	(3.06)	0.12	0.12	0.12	1.43	11,109	100
12-31-10	9.22	0.23	•	0.98	1.21	0.01		0.02		—	0.03	—	10.40	13.10	0.12	0.12	0.12	2.40	5,521	45
12-31-09	7.48	0.02	•	1.76	1.78	0.04		0.00	*	—	0.04	—	9.22	23.81	0.12	0.12	0.12	0.25	1,947	14
Class S
06-30-14	12.13	0.06	•	0.64	0.70	—		—		—	—	—	12.83	5.77	0.51	0.38	0.38	0.93	143,595	16
12-31-13	10.34	0.20	•	2.03	2.23	0.14		0.30		—	0.44	—	12.13	21.97	0.50	0.37	0.37	1.76	133,001	45
12-31-12	9.37	0.17	•	1.23	1.40	0.11		0.32		—	0.43	—	10.34	15.15	0.46	0.37	0.37	1.69	93,319	34
12-31-11	10.34	0.13	•	(0.51)	(0.38)	0.14		0.45		—	0.59	—	9.37	(3.26)	0.37	0.37	0.37	1.30	64,863	100
12-31-10	9.18	0.20	•	0.98	1.18	0.00	*	0.02		—	0.02	—	10.34	12.89	0.37	0.37	0.37	2.15	58,656	45
12-31-09	7.47	0.00	*•	1.75	1.75	0.04		0.00	*	—	0.04	—	9.18	23.42	0.37	0.37	0.37	0.05	25,008	14

See Accompanying Notes to Financial Statements

25

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2035 Portfolio (continued)
Class S2
06-30-14	11.98	0.05	•	0.64	0.69	—		—		—	—	—	12.67	5.76		0.76	0.53	0.53	0.78	44,467	16
12-31-13	10.23	0.18	•	2.01	2.19	0.14		0.30		—	0.44	—	11.98	21.74		0.75	0.52	0.52	1.66	44,066	45
12-31-12	9.29	0.16	•	1.22	1.38	0.12		0.32		—	0.44	—	10.23	15.04		0.71	0.52	0.52	1.63	28,712	34
12-31-11	10.29	0.07	•	(0.47)	(0.40)	0.15		0.45		—	0.60	—	9.29	(3.44)		0.62	0.52	0.52	0.71	8,819	100
12-31-10	9.15	0.11	•	1.06	1.17	0.01		0.02		—	0.03	—	10.29	12.76		0.62	0.52	0.52	1.11	3,503	45
05-28-09(5) - 12-31-09	7.60	0.00	*•	1.59	1.59	0.04		0.00	*	—	0.04	—	9.15	20.94		0.62	0.52	0.52	(0.01)	4	14
Class T
06-30-14	12.02	0.03	•	0.65	0.68	—		—		—	—	—	12.70	5.66		1.01	0.83	0.83	0.49	4	16
12-31-13	10.25	0.14		2.02	2.16	0.09		0.30		—	0.39	—	12.02	21.38		1.00	0.82	0.82	1.27	4	45
12-31-12	9.29	0.12		1.21	1.33	0.05		0.32		—	0.37	—	10.25	14.56		0.96	0.82	0.82	1.19	3	34
12-31-11	10.24	0.09		(0.51)	(0.42)	0.08		0.45		—	0.53	—	9.29	(3.69)		0.87	0.82	0.82	0.88	3	100
12-31-10	9.14	0.17		0.95	1.12	—		0.02		—	0.02	—	10.24	12.23		0.87	0.82	0.82	1.82	3	45
12-31-09	7.44	(0.04)		1.74	1.70	—		0.00	*	—	—	—	9.14	22.85		0.87	0.82	0.82	(0.48)	3	14
Voya Index Solution 2040 Portfolio
Class ADV
06-30-14	13.98	0.04	•	0.75	0.79	—		—		—	—	—	14.77	5.65		63.72	0.63	0.63	0.50	4	8
12-31-13	12.06	0.17		2.54	2.71	0.18		0.63		—	0.81	0.02	13.98	23.19	(c)	83.06	0.61	0.61	1.29	4	41
12-31-12	11.18	0.14		1.53	1.67	—		0.79		—	0.79	—	12.06	15.03		54.52	0.62	0.62	1.14	4	44
10-03-11(5) - 12-31-11	10.00	(0.01)		1.19	1.18	—		—		—	—	—	11.18	11.80		0.62	0.62	0.62	(0.32)	3	56
Class I
06-30-14	14.09	0.07	•	0.76	0.83	—		—		—	—	—	14.92	5.89		63.22	0.13	0.13	1.00	4	8
12-31-13	12.13	0.24	•	2.57	2.81	0.24		0.63		—	0.87	0.02	14.09	23.90	(c)	82.56	0.11	0.11	1.79	4	41
12-31-12	11.19	0.20		1.54	1.74	0.01		0.79		—	0.80	—	12.13	15.63		54.02	0.12	0.12	1.64	4	44
10-03-11(5) - 12-31-11	10.00	0.00	*	1.19	1.19	—		—		—	—	—	11.19	11.90		0.12	0.12	0.12	0.11	3	56
Class S
06-30-14	14.09	0.05	•	0.77	0.82	—		—		—	—	—	14.91	5.82		63.47	0.38	0.38	0.76	4	8
12-31-13	12.08	0.20	•	2.56	2.76	0.14		0.63		—	0.77	0.02	14.09	23.53	(c)	82.81	0.36	0.36	1.54	4	41
12-31-12	11.18	0.17		1.52	1.69	0.00	*	0.79		—	0.79	—	12.08	15.23		54.27	0.37	0.37	1.39	4	44
10-03-11(5) - 12-31-11	10.00	(0.00	)*	1.18	1.18	—		—		—	—	—	11.18	11.80		0.37	0.37	0.37	(0.18)	3	56

See Accompanying Notes to Financial Statements

26

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2040 Portfolio (continued)
Class S2
06-30-14	14.00	0.04	•	0.76	0.80	—		—		—	—	—	14.80	5.71	63.72	0.53	0.53	0.61	4	8
12-31-13	12.07	0.18		2.55	2.73	0.19		0.63		—	0.82	0.02	14.00	23.36 (c)	83.06	0.51	0.51	1.38	4	41
12-31-12	11.18	0.15		1.53	1.68	0.00	*	0.79		—	0.79	—	12.07	15.13	54.52	0.52	0.52	1.24	4	44
10-03-11(5) - 12-31-11	10.00	(0.01)		1.19	1.18	—		—		—	—	—	11.18	11.80	0.62	0.52	0.52	(0.21)	3	56
Class T
06-30-14	13.95	0.02	•	0.76	0.78	—		—		—	—	—	14.73	5.59	63.97	0.83	0.83	0.31	4	8
12-31-13	12.03	0.14		2.55	2.69	0.16		0.63		—	0.79	0.02	13.95	23.02 (c)	83.31	0.81	0.81	1.09	4	41
12-31-12	11.17	0.11		1.54	1.65	—		0.79		—	0.79	—	12.03	14.85	54.77	0.82	0.82	0.94	4	44
10-03-11(5) - 12-31-11	10.00	(0.02)		1.19	1.17	—		—		—	—	—	11.17	11.70	0.87	0.82	0.82	(0.57)	3	56
Voya Index Solution 2045 Portfolio
Class ADV
06-30-14	12.25	0.03	•	0.69	0.72	—		—		—	—	—	12.97	5.88	0.75	0.63	0.63	0.54	139,320	13
12-31-13	10.26	0.14	•	2.26	2.40	0.10		0.31		—	0.41	—	12.25	23.74	0.75	0.61	0.61	1.27	128,133	48
12-31-12	9.18	0.12	•	1.30	1.42	0.08		0.26		—	0.34	—	10.26	15.64	0.71	0.62	0.62	1.22	86,051	28
12-31-11	10.12	0.10	•	(0.58)	(0.48)	0.09		0.37		—	0.46	—	9.18	(4.48)	0.62	0.62	0.62	1.01	52,209	102
12-31-10	8.92	0.16	•	1.06	1.22	—		0.02		—	0.02	—	10.12	13.73	0.62	0.62	0.62	1.71	39,799	45
12-31-09	7.11	(0.04	)•	1.88	1.84	0.03		0.00	*	—	0.03	—	8.92	25.89	0.62	0.62	0.62	(0.48)	18,520	22
Class I
06-30-14	12.52	0.07	•	0.70	0.77	—		—		—	—	—	13.29	6.15	0.25	0.13	0.13	1.11	17,075	13
12-31-13	10.46	0.20	•	2.31	2.51	0.14		0.31		—	0.45	—	12.52	24.34	0.25	0.11	0.11	1.74	11,306	48
12-31-12	9.34	0.17	•	1.33	1.50	0.12		0.26		—	0.38	—	10.46	16.19	0.21	0.12	0.12	1.73	14,728	28
12-31-11	10.26	0.15	•	(0.59)	(0.44)	0.11		0.37		—	0.48	—	9.34	(3.92)	0.12	0.12	0.12	1.50	9,152	102
12-31-10	9.00	0.19	•	1.09	1.28	—		0.02		—	0.02	—	10.26	14.28	0.12	0.12	0.12	2.03	6,553	45
12-31-09	7.14	0.00	*•	1.89	1.89	0.03		0.00	*	—	0.03	—	9.00	26.53	0.12	0.12	0.12	0.00 *	1,143	22
Class S
06-30-14	12.40	0.05	•	0.69	0.74	—		—		—	—	—	13.14	5.97	0.50	0.38	0.38	0.76	92,279	13
12-31-13	10.37	0.18	•	2.28	2.46	0.12		0.31		—	0.43	—	12.40	24.07	0.50	0.36	0.36	1.53	83,716	48
12-31-12	9.27	0.14	•	1.32	1.46	0.10		0.26		—	0.36	—	10.37	15.88	0.46	0.37	0.37	1.42	54,383	28
12-31-11	10.19	0.13	•	(0.58)	(0.45)	0.10		0.37		—	0.47	—	9.27	(4.09)	0.37	0.37	0.37	1.27	38,266	102
12-31-10	8.97	0.18	•	1.06	1.24	—		0.02		—	0.02	—	10.19	13.88	0.37	0.37	0.37	1.93	29,555	45
12-31-09	7.13	(0.02	)•	1.89	1.87	0.03		0.00	*	—	0.03	—	8.97	26.26	0.37	0.37	0.37	(0.23)	12,040	22

See Accompanying Notes to Financial Statements

27

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2045 Portfolio (continued)
Class S2
06-30-14	12.24	0.04	•	0.69	0.73	—		—		—	—	—	12.97	5.96		0.75	0.53	0.53	0.61	21,736	13
12-31-13	10.25	0.16	•	2.25	2.41	0.11		0.31		—	0.42	—	12.24	23.86		0.75	0.51	0.51	1.41	20,484	48
12-31-12	9.19	0.13	•	1.29	1.42	0.10		0.26		—	0.36	—	10.25	15.65		0.71	0.52	0.52	1.33	13,683	28
12-31-11	10.14	0.08	•	(0.55)	(0.47)	0.11		0.37		—	0.48	—	9.19	(4.32)		0.62	0.52	0.52	0.87	5,408	102
12-31-10	8.93	0.07	•	1.16	1.23	—		0.02		—	0.02	—	10.14	13.83		0.62	0.52	0.52	0.71	1,684	45
05-28-09(5) - 12-31-09	7.29	(0.02	)•	1.69	1.67	0.03		0.00	*	—	0.03	—	8.93	22.97		0.62	0.52	0.52	(0.35)	4	22
Class T
06-30-14	12.28	0.02	•	0.70	0.72	—		—		—	—	—	13.00	5.86		1.00	0.83	0.83	0.30	4	13
12-31-13	10.27	0.12		2.27	2.39	0.07		0.31		—	0.38	—	12.28	23.52		1.00	0.81	0.81	1.02	4	48
12-31-12	9.18	0.09		1.30	1.39	0.04		0.26		—	0.30	—	10.27	15.31		0.96	0.82	0.82	0.93	3	28
12-31-11	10.09	0.08		(0.57)	(0.49)	0.05		0.37		—	0.42	—	9.18	(4.61)		0.87	0.82	0.82	0.86	3	102
12-31-10	8.92	0.16		1.03	1.19	—		0.02		—	0.02	—	10.09	13.40		0.87	0.82	0.82	1.75	3	45
12-31-09	7.10	(0.06)		1.88	1.82	—		0.00	*	—	—	—	8.92	25.64		0.87	0.82	0.82	(0.74)	3	22
Voya Index Solution 2050 Portfolio
Class ADV
06-30-14	14.03	0.03	•	0.77	0.80	—		—		—	—	—	14.83	5.70		63.58	0.64	0.64	0.47	4	8
12-31-13	11.95	0.16		2.59	2.75	0.17		0.52		—	0.69	0.02	14.03	23.69	(d)	83.28	0.62	0.62	1.20	4	39
12-31-12	11.18	0.14		1.55	1.69	—		0.92		—	0.92	—	11.95	15.24		42.58	0.62	0.62	1.14	4	43
10-03-11(5) - 12-31-11	10.00	(0.01)		1.19	1.18	—		—		—	—	—	11.18	11.80		0.62	0.62	0.62	(0.36)	3	55
Class I
06-30-14	14.14	0.07	•	0.77	0.84	—		—		—	—	—	14.98	5.94		63.08	0.14	0.14	0.97	5	8
12-31-13	12.02	0.22	•	2.63	2.85	0.23		0.52		—	0.75	0.02	14.14	24.41	(d)	82.78	0.12	0.12	1.70	4	39
12-31-12	11.19	0.20		1.56	1.76	0.01		0.92		—	0.93	—	12.02	15.83		42.08	0.12	0.12	1.65	4	43
10-03-11(5) - 12-31-11	10.00	0.00	*	1.19	1.19	—		—		—	—	—	11.19	11.90		0.12	0.12	0.12	0.10	3	55
Class S
06-30-14	14.14	0.05	•	0.78	0.83	—		—		—	—	—	14.97	5.87		63.33	0.39	0.39	0.72	5	8
12-31-13	11.97	0.19	•	2.61	2.80	0.13		0.52		—	0.65	0.02	14.14	24.03	(d)	83.03	0.37	0.37	1.44	4	39
12-31-12	11.19	0.16		1.54	1.70	0.00	*	0.92		—	0.92	—	11.97	15.33		42.33	0.37	0.37	1.35	4	43
10-03-11(5) - 12-31-11	10.00	(0.01)		1.20	1.19	—		—		—	—	—	11.19	11.90		0.37	0.37	0.37	(0.21)	3	55

See Accompanying Notes to Financial Statements

28

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2050 Portfolio (continued)
Class S2
06-30-14	14.05	0.04	•	0.77	0.81	—		—	—	—	—	14.86	5.77	63.58	0.54	0.54	0.57	4	8
12-31-13	11.97	0.17		2.59	2.76	0.18		0.52	—	0.70	0.02	14.05	23.76 (d)	83.28	0.52	0.52	1.30	4	39
12-31-12	11.19	0.15		1.55	1.70	0.00	*	0.92	—	0.92	—	11.97	15.33	42.58	0.52	0.52	1.28	4	43
10-03-11(5) - 12-31-11	10.00	(0.01)		1.20	1.19	—		—	—	—	—	11.19	11.90	0.62	0.52	0.52	(0.24)	3	55
Class T
06-30-14	14.00	0.02	•	0.77	0.79	—		—	—	—	—	14.79	5.64	63.83	0.84	0.84	0.27	4	8
12-31-13	11.92	0.13		2.60	2.73	0.15		0.52	—	0.67	0.02	14.00	23.53 (d)	83.53	0.82	0.82	1.00	4	39
12-31-12	11.18	0.11		1.55	1.66	—		0.92	—	0.92	—	11.92	14.96	42.83	0.82	0.82	0.96	4	43
10-03-11(5) - 12-31-11	10.00	(0.02)		1.20	1.18	—		—	—	—	—	11.18	11.80	0.87	0.82	0.82	(0.62)	3	55
Voya Index Solution 2055 Portfolio
Class ADV
06-30-14	14.57	0.04	•	0.82	0.86	—		—	—	—	—	15.43	5.90	0.78	0.63	0.63	0.55	29,196	16
12-31-13	12.06	0.17	•	2.67	2.84	0.10		0.23	—	0.33	—	14.57	23.83	0.80	0.61	0.61	1.31	24,873	50
12-31-12	10.57	0.15	•	1.48	1.63	0.03		0.11	—	0.14	—	12.06	15.52	0.74	0.62	0.62	1.29	13,319	28
12-31-11	11.19	0.09	•	(0.59)	(0.50)	0.00	*	0.12	—	0.12	—	10.57	(4.40)	0.62	0.62	0.62	0.81	5,676	135
03-08-10(5) - 12-31-10	10.00	(0.00	)*	1.19	1.19	—		—	—	—	—	11.19	11.90	0.62	0.62	0.62	(0.06)	2,381	80
Class I
06-30-14	14.78	0.08	•	0.83	0.91	—		—	—	—	—	15.69	6.16	0.28	0.13	0.13	1.09	3,178	16
12-31-13	12.21	0.26	•	2.67	2.93	0.13		0.23	—	0.36	—	14.78	24.32	0.30	0.11	0.11	1.89	1,782	50
12-31-12	10.66	0.21	•	1.50	1.71	0.05		0.11	—	0.16	—	12.21	16.18	0.24	0.12	0.12	1.80	1,750	28
12-31-11	11.24	0.10	•	(0.55)	(0.45)	0.01		0.12	—	0.13	—	10.66	(3.93)	0.12	0.12	0.12	0.91	618	135
03-08-10(5) - 12-31-10	10.00	0.26		0.98	1.24	—		—	—	—	—	11.24	12.40	0.12	0.12	0.12	3.32	46	80
Class S
06-30-14	14.68	0.06	•	0.83	0.89	—		—	—	—	—	15.57	6.06	0.53	0.38	0.38	0.76	18,076	16
12-31-13	12.13	0.21	•	2.68	2.89	0.11		0.23	—	0.34	—	14.68	24.15	0.55	0.36	0.36	1.57	15,267	50
12-31-12	10.61	0.17	•	1.50	1.67	0.04		0.11	—	0.15	—	12.13	15.89	0.49	0.37	0.37	1.48	8,886	28
12-31-11	11.21	0.12	•	(0.59)	(0.47)	0.01		0.12	—	0.13	—	10.61	(4.17)	0.37	0.37	0.37	1.13	3,385	135
03-08-10(5) - 12-31-10	10.00	0.01		1.20	1.21	—		—	—	—	—	11.21	12.10	0.37	0.37	0.37	0.19	1,209	80

See Accompanying Notes to Financial Statements

29

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2055 Portfolio (continued)
Class S2
06-30-14	14.59	0.04	•	0.83	0.87	—	—	—	—	—	15.46	5.96	0.78	0.53	0.53	0.60	5,837	16
12-31-13	12.07	0.18	•	2.67	2.85	0.10	0.23	—	0.33	—	14.59	23.92	0.80	0.51	0.51	1.36	5,212	50
12-31-12	10.58	0.17	•	1.48	1.65	0.05	0.11	—	0.16	—	12.07	15.69	0.74	0.52	0.52	1.44	3,663	28
12-31-11	11.20	0.05	•	(0.54)	(0.49)	0.01	0.12	—	0.13	—	10.58	(4.32)	0.62	0.52	0.52	0.43	733	135
03-08-10(5) - 12-31-10	10.00	0.05	•	1.15	1.20	—	—	—	—	—	11.20	12.00	0.62	0.52	0.52	0.54	91	80
Class T
06-30-14	14.55	0.02	•	0.82	0.84	—	—	—	—	—	15.39	5.77	1.03	0.83	0.83	0.29	5	16
12-31-13	12.02	0.14		2.67	2.81	0.05	0.23	—	0.28	—	14.55	23.61	1.05	0.81	0.81	1.02	4	50
12-31-12	10.53	0.11		1.49	1.60	—	0.11	—	0.11	—	12.02	15.28	0.99	0.82	0.82	0.98	4	28
12-31-11	11.17	0.10		(0.62)	(0.52)	—	0.12	—	0.12	—	10.53	(4.59)	0.87	0.82	0.82	0.86	3	135
03-08-10(5) - 12-31-10	10.00	0.19		0.98	1.17	—	—	—	—	—	11.17	11.70	0.87	0.82	0.82	2.28	3	80

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

(a)	Excluding a payment by affiliate in the year ended December 31, 2013, Index Solution 2020 total return would have been 13.41%, 13.88%, 13.50%, 13.50% and 13.16% on Classes ADV, I, S, S2 and T, respectively.

(b)	Excluding a payment by affiliate in the year ended December 31, 2013, Index Solution 2030 total return would have been 18.53%, 19.14%, 18.60%, 18.62% and 18.38% on Classes ADV, I, S, S2 and T, respectively.

(c)	Excluding a payment by affiliate in the year ended December 31, 2013, Index Solution 2040 total return would have been 23.01%, 23.72%, 23.35%, 23.18% and 22.85% on Classes ADV, I, S, S2 and T, respectively.

(d)	Excluding a payment by affiliate in the year ended December 31, 2013, Index Solution 2050 total return would have been 23.51%, 24.22%, 23.85%, 23.58% and 23.35% on Classes ADV, I, S, S2 and T, respectively.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

30

Notes to Financial Statements as of June 30, 2014 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (formerly, ING Partners, Inc) (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company serves as investment options in underlying variable insurance products offered by Directed Services LLC. The Company currently consists of forty-two active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2015 Portfolio (“Index Solution 2015”), Voya Index Solution 2020 Portfolio (“Index Solution 2020”), Voya Index Solution 2025 Portfolio (“Index Solution 2025”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”) and Voya Index Solution 2055 Portfolio (“Index Solution 2055”), each a diversified series of the Company. With the exception of Index Solution Income, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). When Index Solution 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Portfolios reach their respective Target Date, they may be combined with the Index Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).

The Portfolios offer the following five classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution.

Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to the Portfolios. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in Underlying Funds are recorded at their estimated fair value, as described below. U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The valuations of the Portfolios’ investments in its Underlying Funds are based on the net asset value (“NAV”) of the Underlying Funds each business day.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term

31

Notes to Financial Statements as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolios’ Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore,

32

Notes to Financial Statements as of June 30, 2014 (Unaudited) (continued)

 NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2014 the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Index Solution Income	$17,944,310	$27,033,683
Index Solution 2015	56,339,718	78,674,602
Index Solution 2020	1,389	1,530
Index Solution 2025	79,471,665	76,549,642
Index Solution 2030	2,018	2,133
Index Solution 2035	73,800,849	67,998,773
Index Solution 2040	1,725	1,889
Index Solution 2045	45,762,868	33,398,881
Index Solution 2050	1,637	1,835
Index Solution 2055	14,255,754	8,071,727

NOTE 4 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios have entered into an investment management agreement with the Investment Adviser. The Investment Adviser receives an annual fee for its services provided to each Portfolio based on: 0.10% of average daily nets assets invested in affiliated Underlying Funds and 0.30% of average daily net assets invested in unaffiliated Underlying Funds and/or other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

VFS acts as an administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from each of the Portfolios a fee at an annual rate of 0.10% based on the average daily net assets of each Portfolio.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV, S2 and T of the Portfolios have a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the 12b-1 Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25%, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. Termination or modification of this contractual waiver requires approval by the Board. The Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%. Termination or modification of this contractual waiver requires approval by the Board.

The Company has a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2014, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc., (formerly, ING U.S., Inc.) owned more than 5% of the following Portfolios:

Subsidiaries	Portfolios	Percentage
ING Life Insurance and Annuity Company	Index Solution Income	28.15%
	Index Solution 2015	69.61
	Index Solution 2025	80.42
	Index Solution 2035	82.93
	Index Solution 2045	85.31
	Index Solution 2055	89.24

33

Notes to Financial Statements as of June 30, 2014 (Unaudited) (continued)

 NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiaries	Portfolios	Percentage
ING National Trust	Index Solution Income	71.84
	Index Solution 2015	30.34
	Index Solution 2025	19.58
	Index Solution 2035	17.03
	Index Solution 2045	14.69
	Index Solution 2055	10.75
ReliaStar Life Insurance Company	Index Solution 2020	99.63
	Index Solution 2030	99.63
	Index Solution 2040	99.62
	Index Solution 2050	99.62

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolios. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the director. The Portfolios purchase shares of the “notional” funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

During the year ended December 31, 2013, Voya Investments, LLC (formerly, ING Investments, LLC) voluntarily reimbursed Index Solution 2020, Index Solution 2030, Index Solution 2040, and Index Solution 2050 $22, $24, $30, and $31, respectively.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2014, the following Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Index Solution 2020	Audit	$1,390
Index Solution 2030	Audit	1,375
Index Solution 2040	Audit	1,329
Index Solution 2050	Audit	1,326

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Index Solution Income	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2015	1.02%	0.52%	0.77%	0.92%	1.22%
Index Solution 2020	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2025	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2030	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2035	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2040	1.00%	0.50%	0.75%	0.90%	1.20%
Index Solution 2045	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2050	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2055	1.01%	0.51%	0.76%	0.91%	1.21%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2014, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

34

Notes to Financial Statements as of June 30, 2014 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)

	June 30,
	2015	2016	2017	Total
Index Solution Income	$36,589	$243,250	$284,730	$564,569
Index Solution 2015	42,889	323,920	411,220	778,029
Index Solution 2020	2,410	14,080	17,124	33,614
Index Solution 2025	56,897	460,766	739,364	1,257,027
Index Solution 2030	2,410	11,694	16,614	30,718
Index Solution 2035	38,200	365,719	528,087	932,006
Index Solution 2040	2,409	13,920	16,377	32,706
Index Solution 2045	24,985	211,957	308,126	545,068
Index Solution 2050	2,409	11,748	16,355	30,512
Index Solution 2055	3,189	45,719	78,548	127,456

The expense limitation agreement is contractual through May 1, 2018 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the investment management agreement has been terminated.

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2014.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
6/30/2014	469,072	—	(613,077)	(144,005)	5,162,635	—	—	(6,737,626)	(1,574,991)
12/31/2013	1,559,039	203,420	(1,178,911)	583,548	16,751,930	—	2,107,434	(12,633,466)	6,225,898
Class I
6/30/2014	202,018	—	(308,769)	(106,751)	2,231,822	—	—	(3,393,668)	(1,161,846)
12/31/2013	66,121	52,025	(586,470)	(468,321)	725,972	—	548,339	(6,327,732)	(5,053,421)
Class S
6/30/2014	212,854	—	(814,345)	(601,491)	2,353,108	—	—	(9,018,274)	(6,665,166)
12/31/2013	402,011	826,576	(1,984,140)	(755,553)	4,381,631	—	8,654,251	(21,534,532)	(8,498,650)
Class S2
6/30/2014	24,161	—	(72,883)	(48,722)	262,191	—	—	(775,952)	(513,761)
12/31/2013	197,048	33,643	(120,871)	109,820	2,128,387	—	346,189	(1,301,194)	1,173,382
Class T
6/30/2014	—	—	—	—	—	—	—	—	—
12/31/2013	—	—	—	—	—	—	—	—	—
Index Solution 2015
Class ADV
6/30/2014	634,109	—	(1,660,887)	(1,026,778)	6,963,451	—	—	(18,336,210)	(11,372,759)
12/31/2013	2,950,116	532,705	(2,472,964)	1,009,857	31,417,235	—	5,540,139	(26,345,147)	10,612,227

35

Notes to Financial Statements as of June 30, 2014 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions		Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#		#	#	($)	($)	($)	($)	($)
Index Solution 2015 (continued)
Class I
6/30/2014	1,081,984	—		(1,127,921)	(45,937)	12,125,866	—	—	(12,541,636)	(415,770)
12/31/2013	539,991	124,289		(1,103,769)	(439,489)	5,852,138	—	1,313,735	(11,948,345)	(4,782,472)
Class S
6/30/2014	377,401	—		(1,278,658)	(901,257)	4,226,144	—	—	(14,170,842)	(9,944,698)
12/31/2013	1,466,967	518,573		(1,898,397)	87,143	15,785,065	—	5,445,012	(20,381,284)	848,793
Class S2
6/30/2014	164,191	—		(322,486)	(158,295)	1,802,370	—	—	(3,502,936)	(1,700,566)
12/31/2013	921,451	99,515		(525,656)	495,310	9,823,613	—	1,028,988	(5,563,487)	5,289,144
Class T
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—		—	—	—	—	—	—	—
Index Solution 2020
Class ADV
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	4	1	—	5
Class I
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	5	1	—	6
Class S
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	5	—	—	5
Class S2
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	4	1	—	5
Class T
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	4	1	—	5
Index Solution 2025
Class ADV
6/30/2014	1,541,494	—		(1,824,763)	(283,269)	18,133,612	—	—	(21,655,745)	(3,522,133)
12/31/2013	5,492,701	841,055		(2,657,057)	3,676,699	60,583,359	—	9,192,736	(29,345,294)	40,430,801
Class I
6/30/2014	1,799,022	—		(1,176,006)	623,016	21,628,309	—	—	(13,985,924)	7,642,385
12/31/2013	931,016	129,116		(1,059,651)	481	10,423,339	—	1,433,188	(11,948,074)	(91,547)
Class S
6/30/2014	1,300,191	—		(1,285,910)	14,281	15,485,150	—	—	(15,312,151)	172,999
12/31/2013	2,807,816	617,649		(1,774,272)	1,651,193	31,256,497	—	6,806,490	(19,869,952)	18,193,035
Class S2
6/30/2014	282,723	—		(577,091)	(294,368)	3,316,848	—	—	(6,768,179)	(3,451,331)
12/31/2013	1,543,170	170,857		(679,614)	1,034,413	16,963,592	—	1,858,917	(7,469,751)	11,352,758

*	Amount is less than 0.500 share.

36

Notes to Financial Statements as of June 30, 2014 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions		Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#		#	#	($)	($)	($)	($)	($)
Index Solution 2025 (continued)
Class T
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—		—	—	—	—	—	—	—
Index Solution 2030
Class ADV
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	6	1	—	7
Class I
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	6	1	—	7
Class S
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	6	—	—	6
Class S2
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	6	1	—	7
Class T
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	—	—	—	—
Index Solution 2035
Class ADV
6/30/2014	1,290,566	—		(1,636,658)	(346,092)	15,605,602	—	—	(20,059,720)	(4,454,118)
12/31/2013	4,397,113	617,939		(2,340,003)	2,675,049	49,160,284	—	6,877,660	(26,280,246)	29,757,698
Class I
6/30/2014	1,076,818	—		(420,720)	656,098	13,296,788	—	—	(5,170,370)	8,126,418
12/31/2013	693,359	71,755		(887,583)	(122,469)	7,883,395	—	812,260	(9,987,750)	(1,292,095)
Class S
6/30/2014	1,238,144	—		(1,014,740)	223,404	15,162,490	—	—	(12,493,411)	2,669,079
12/31/2013	2,755,296	414,709		(1,227,526)	(1,942,479)	31,012,156	—	4,657,184	(13,966,270)	21,703,070
Class S2
6/30/2014	229,344	—		(397,055)	(167,711)	2,775,288	—	—	(4,800,370)	(2,025,082)
12/31/2013	1,448,845	134,391		(711,888)	871,348	16,109,625	—	1,493,086	(7,881,188)	9,721,523
Class T
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—		—	—	—	—	—	—	—
Index Solution 2040
Class ADV
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	6	1	—	7
Class I
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	6	1	—	7

*	Amount is less than 0.500 share.

37

Notes to Financial Statements as of June 30, 2014 (Unaudited) (continued)

 NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions		Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#		#	#	($)	($)	($)	($)	($)
Index Solution 2040 (continued)
Class S
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	6	1	—	7
Class S2
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	6	1	—	7
Class T
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	6	1	—	7
Index Solution 2045
Class ADV
6/30/2014	1,074,152	—		(790,978)	283,174	13,227,041	—	—	(9,848,617)	3,378,424
12/31/2013	2,919,161	341,069		(1,189,386)	2,070,844	33,028,985	—	3,843,848	(13,511,372)	23,361,461
Class I
6/30/2014	616,493	—		(234,535)	381,958	7,765,894	—	—	(2,955,122)	4,810,772
12/31/2013	513,530	38,513		(1,057,268)	(505,225)	5,901,670	—	442,903	(11,746,788)	(5,402,215)
Class S
6/30/2014	802,517	—		(532,688)	269,829	10,039,986	—	—	(6,609,626)	3,430,360
12/31/2013	2,049,516	234,552		(776,640)	11,507,428	23,346,405	—	2,671,542	(8,855,406)	17,162,541
Class S2
6/30/2014	193,859	—		(190,807)	3,052	2,400,924	—	—	(2,378,714)	22,210
12/31/2013	622,071	56,420		(340,144)	338,347	6,987,765	—	635,292	3,796,694	3,826,363
Class T
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—		—	—	—	—	—	—	—
Index Solution 2050
Class ADV
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	6	1	—	7
Class I
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	7	1	—	8
Class S
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	6	—	—	6
Class S2
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	6	1	—	7
Class T
6/30/2014	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	*	—	—	—	6	1	—	7

*	Amount is less than 0.500 share.

38

Notes to Financial Statements as of June 30, 2014 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2055
Class ADV
6/30/2014	329,544	—	(144,589)	184,955	4,848,201	—	—	(2,135,631)	2,712,570
12/31/2013	789,686	36,332	(223,512)	602,506	10,565,940	—	487,211	(3,014,898)	8,038,253
Class I
6/30/2014	100,522	—	(18,539)	81,983	1,498,938	—	—	(276,255)	1,222,683
12/31/2013	97,888	2,755	(123,419)	(22,776)	1,321,269	—	37,392	1,570,479	(211,818)
Class S
6/30/2014	264,826	—	(143,592)	121,234	3,930,639	—	—	(2,158,004)	1,772,635
12/31/2013	513,925	21,932	(228,504)	307,353	6,908,013	—	296,078	(2,989,611)	4,214,480
Class S2
6/30/2014	69,359	—	(49,063)	20,296	1,020,160	—	—	(712,439)	307,721
12/31/2013	145,956	8,705	(101,000)	53,661	1,960,864	—	116,820	(1,354,100)	723,584
Class T
6/30/2014	—	—	—	—	—	—	—	—	—
12/31/2013	—	—	—	—	—	—	—	—	—

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2014. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2013 was as follows:

	Ordinary Income	Long-term Capital Gains
Index Solution Income	$7,693,821	$3,962,588
Index Solution 2015	9,377,815	3,950,199
Index Solution 2020	930	273
Index Solution 2025	11,572,247	7,719,212
Index Solution 2030	914	315
Index Solution 2035	7,975,838	5,864,469
Index Solution 2040	850	369
Index Solution 2045	3,911,872	3,681,826
Index Solution 2050	874	168
Index Solution 2055	558,051	379,535

39

Notes to Financial Statements as of June 30, 2014 (Unaudited) (continued)

 NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of December 31, 2013 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Solution Income	$3,886,146	$9,061,032	$5,303,293
Index Solution 2015	5,955,653	13,764,979	12,550,793
Index Solution 2020	371	1,023	1,813
Index Solution 2025	8,891,649	24,376,849	51,731,193
Index Solution 2030	363	1,375	3,097
Index Solution 2035	6,461,565	21,782,835	54,823,972
Index Solution 2040	325	1,452	4,261
Index Solution 2045	3,246,201	13,419,164	36,089,594
Index Solution 2050	308	1,412	4,392
Index Solution 2055	575,077	2,315,638	6,061,812

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

NOTE 13 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory

40

Notes to Financial Statements as of June 30, 2014 (Unaudited) (continued)

 NOTE 13 — RESTRUCTURING PLAN (continued)

agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2014, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.2273	$—	$0.5677	August 5, 2014	August 1, 2014
Class I	$0.2771	$—	$0.5677	August 5, 2014	August 1, 2014
Class S	$0.2474	$—	$0.5677	August 5, 2014	August 1, 2014
Class S2	$0.2332	$—	$0.5677	August 5, 2014	August 1, 2014
Class T	$0.2000	$—	$0.5677	August 5, 2014	August 1, 2014
Index Solution 2015
Class ADV	$0.2203	$0.0069	$0.5607	August 5, 2014	August 1, 2014
Class I	$0.2753	$0.0069	$0.5607	August 5, 2014	August 1, 2014
Class S	$0.2450	$0.0069	$0.5607	August 5, 2014	August 1, 2014
Class S2	$0.2328	$0.0069	$0.5607	August 5, 2014	August 1, 2014
Class T	$0.2021	$0.0069	$0.5607	August 5, 2014	August 1, 2014
Index Solution 2020
Class ADV	$0.2336	$—	$0.6795	August 5, 2014	August 1, 2014
Class I	$0.2856	$—	$0.6795	August 5, 2014	August 1, 2014
Class S	$0.2592	$—	$0.6795	August 5, 2014	August 1, 2014
Class S2	$0.2450	$—	$0.6795	August 5, 2014	August 1, 2014
Class T	$0.2087	$—	$0.6795	August 5, 2014	August 1, 2014
Index Solution 2025
Class ADV	$0.1923	$—	$0.5647	August 5, 2014	August 1, 2014
Class I	$0.2442	$—	$0.5647	August 5, 2014	August 1, 2014
Class S	$0.2175	$—	$0.5647	August 5, 2014	August 1, 2014
Class S2	$0.2021	$—	$0.5647	August 5, 2014	August 1, 2014
Class T	$0.1636	$—	$0.5647	August 5, 2014	August 1, 2014

41

Notes to Financial Statements as of June 30, 2014 (Unaudited) (continued)

 NOTE 14 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution 2030
Class ADV	$0.2203	$—	$0.9139	August 5, 2014	August 1, 2014
Class I	$0.2905	$—	$0.9139	August 5, 2014	August 1, 2014
Class S	$0.2551	$—	$0.9139	August 5, 2014	August 1, 2014
Class S2	$0.2319	$—	$0.9139	August 5, 2014	August 1, 2014
Class T	$0.2078	$—	$0.9139	August 5, 2014	August 1, 2014
Index Solution 2035
Class ADV	$0.1741	$0.0019	$0.6381	August 5, 2014	August 1, 2014
Class I	$0.2266	$0.0019	$0.6381	August 5, 2014	August 1, 2014
Class S	$0.2004	$0.0019	$0.6381	August 5, 2014	August 1, 2014
Class S2	$0.1863	$0.0019	$0.6381	August 5, 2014	August 1, 2014
Class T	$0.1456	$0.0019	$0.6381	August 5, 2014	August 1, 2014
Index Solution 2040
Class ADV	$0.1957	$—	$0.9644	August 5, 2014	August 1, 2014
Class I	$0.2665	$—	$0.9644	August 5, 2014	August 1, 2014
Class S	$0.2315	$—	$0.9644	August 5, 2014	August 1, 2014
Class S2	$0.2067	$—	$0.9644	August 5, 2014	August 1, 2014
Class T	$0.1789	$—	$0.9644	August 5, 2014	August 1, 2014
Index Solution 2045
Class ADV	$0.1444	$—	$0.6430	August 5, 2014	August 1, 2014
Class I	$0.1926	$—	$0.6430	August 5, 2014	August 1, 2014
Class S	$0.1674	$—	$0.6430	August 5, 2014	August 1, 2014
Class S2	$0.1517	$—	$0.6430	August 5, 2014	August 1, 2014
Class T	$0.1106	$—	$0.6430	August 5, 2014	August 1, 2014
Index Solution 2050
Class ADV	$0.1850	$—	$0.9378	August 5, 2014	August 1, 2014
Class I	$0.2558	$—	$0.9378	August 5, 2014	August 1, 2014
Class S	$0.2205	$—	$0.9378	August 5, 2014	August 1, 2014
Class S2	$0.1961	$—	$0.9378	August 5, 2014	August 1, 2014
Class T	$0.1687	$—	$0.9378	August 5, 2014	August 1, 2014
Index Solution 2055
Class ADV	$0.1411	$—	$0.6106	August 5, 2014	August 1, 2014
Class I	$0.1887	$—	$0.6106	August 5, 2014	August 1, 2014
Class S	$0.1657	$—	$0.6106	August 5, 2014	August 1, 2014
Class S2	$0.1418	$—	$0.6106	August 5, 2014	August 1, 2014
Class T	$0.1038	$—	$0.6106	August 5, 2014	August 1, 2014

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

42

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.0%
129,120	iShares iBoxx $ High Yield Corporate Bond Fund	$12,292,224	6.7
229,189	SPDR Barclays Capital High Yield Bond ETF	9,564,057	5.3
	Total Exchange-Traded Funds (Cost $21,119,743)	21,856,281	12.0
MUTUAL FUNDS: 87.9%
	Affiliated Investment Companies: 87.9%
875,094	Voya International Index Portfolio - Class I	9,118,482	5.0
879,157	Voya Russell™ Mid Cap Index Portfolio - Class I	14,620,380	8.0
9,015,283	Voya U.S. Bond Index Portfolio - Class I	96,643,836	53.0
2,571,001	Voya U.S. Stock Index Portfolio - Class I	40,056,197	21.9
	Total Mutual Funds (Cost $150,231,933)	160,438,895	87.9

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
	Total Investments in Securities (Cost $171,351,676)	$182,295,176	99.9
	Assets in Excess of Other Liabilities	111,332	0.1
	Net Assets	$182,406,508	100.0

Cost for federal income tax purposes is $172,445,120.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,499,661
Gross Unrealized Depreciation	(2,649,605)
Net Unrealized Appreciation	$9,850,056

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,856,281	$—	$—	$21,856,281
Mutual Funds	160,438,895	—	—	160,438,895
Total Investments, at fair value	$182,295,176	$—	$—	$182,295,176

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

43

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,835,206	$133,628	$(1,997,018)	$28,184	$—	$—	$(101,857)	$—
Voya International Index Portfolio - Class I	9,169,645	834,089	(913,188)	27,936	9,118,482	72,013	322,285	—
Voya Russell™ Mid Cap Index Portfolio - Class I	14,675,623	1,373,667	(1,374,552)	(54,358)	14,620,380	155,713	639,609	456,174
Voya U.S. Bond Index Portfolio - Class I	97,063,105	7,842,821	(11,524,820)	3,262,730	96,643,836	506,338	(162,420)	—
Voya U.S. Stock Index Portfolio - Class I	35,342,202	7,323,790	(3,771,011)	1,161,216	40,056,197	—	1,306,073	—
	$158,085,781	$17,507,995	$(19,580,589)	$4,425,708	$160,438,895	$734,064	$2,003,690	$456,174

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

44

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2015 Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.0%
199,744	iShares iBoxx $ High Yield Corporate Bond Fund	$19,015,629	6.7
354,548	SPDR Barclays Capital High Yield Bond ETF	14,795,288	5.3
	Total Exchange-Traded Funds (Cost $32,769,636)	33,810,917	12.0

MUTUAL FUNDS: 87.9%
	Affiliated Investment Companies: 87.9%
1,896,236	Voya International Index Portfolio - Class I	19,758,783	7.0
1,360,791	Voya Russell™ Mid Cap Index Portfolio - Class I	22,629,947	8.0
174,202	Voya Russell™ Small Cap Index Portfolio - Class I	2,829,037	1.0
12,112,314	Voya U.S. Bond Index Portfolio - Class I	129,844,004	46.0
4,702,934	Voya U.S. Stock Index Portfolio - Class I	73,271,706	25.9

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
	Total Mutual Funds (Cost $231,227,758)	$248,333,477	87.9
	Total Investments in Securities (Cost $263,997,394)	$282,144,394	99.9
	Assets in Excess of Other Liabilities	175,548	0.1
	Net Assets	$282,319,942	100.0

Cost for federal income tax purposes is $266,250,243.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$19,383,989
Gross Unrealized Depreciation	(3,489,838)
Net Unrealized Appreciation	$15,894,151

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$33,810,917	$—	$—	$33,810,917
Mutual Funds	248,333,477	—	—	248,333,477
Total Investments, at fair value	$282,144,394	$—	$—	$282,144,394

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

45

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2015 Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,840,291	$438,097	$(6,376,321)	$97,933	$—	$—	$(329,689)	$—
Voya International Index Portfolio - Class I	26,225,484	3,108,245	(7,705,345)	(1,869,601)	19,758,783	155,416	2,761,715	—
Voya Russell™ Mid Cap Index Portfolio - Class I	23,350,594	2,935,122	(2,888,410)	(767,359)	22,629,947	244,444	1,661,282	716,119
Voya Russell™ Small Cap Index Portfolio - Class I	5,817,704	646,992	(2,439,138)	(1,196,521)	2,829,037	29,701	1,019,791	172,788
Voya U.S. Bond Index Portfolio - Class I	133,775,727	23,716,093	(33,407,691)	5,759,875	129,844,004	630,010	(1,629,383)	—
Voya U.S. Stock Index Portfolio - Class I	56,243,508	24,104,357	(8,739,644)	1,663,485	73,271,706	—	2,886,771	—
	$251,253,308	$54,948,906	$(61,556,549)	$3,687,812	$248,333,477	$1,059,571	$6,370,487	$888,907

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

46

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.4%
13	iShares iBoxx $ High Yield Corporate Bond Fund	$1,237	6.4
23	SPDR Barclays Capital High Yield Bond ETF	960	5.0
	Total Exchange-Traded Funds (Cost $2,128)	2,197	11.4
MUTUAL FUNDS: 85.1%
	Affiliated Investment Companies: 85.1%
196	Voya International Index Portfolio - Class I	2,040	10.6
123	Voya Russell™ Mid Cap Index Portfolio - Class I	2,045	10.7
34	Voya Russell™ Small Cap Index Portfolio - Class I	558	2.9
571	Voya U.S. Bond Index Portfolio - Class I	6,120	31.9
357	Voya U.S. Stock Index Portfolio - Class I	5,555	29.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
	Total Mutual Funds (Cost $13,958)	$16,318	85.1
	Total Investments in Securities (Cost $16,086)	$18,515	96.5
	Assets in Excess of Other Liabilities	666	3.5
	Net Assets	$19,181	100.0

Cost for federal income tax purposes is $16,142.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,534
Gross Unrealized Depreciation	(161)
Net Unrealized Appreciation	$2,373

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,197	$—	$—	$2,197
Mutual Funds	16,318	—	—	16,318
Total Investments, at fair value	$18,515	$—	$—	$18,515

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

47

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$356	$21	$(384)	$7	$—	$—	$(21)	$—
Voya International Index Portfolio - Class I	1,958	69	(43)	56	2,040	16	20	—
Voya Russell™ Mid Cap Index Portfolio - Class I	1,957	98	(52)	42	2,045	21	38	62
Voya Russell™ Small Cap Index Portfolio - Class I	532	60	(9)	(25)	558	5	7	31
Voya U.S. Bond Index Portfolio - Class I	5,863	296	(240)	201	6,120	31	(11)	—
Voya U.S. Stock Index Portfolio - Class I	4,691	803	(215)	276	5,555	—	66	—
	$15,357	$1,347	$(943)	$557	$16,318	$73	$99	$93

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

48

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.0%
369,433	iShares iBoxx $ High Yield Corporate Bond Fund	$35,170,022	6.6
679,940	SPDR Barclays Capital High Yield Bond ETF	28,373,896	5.4
	Total Exchange-Traded Funds (Cost $61,732,093)	63,543,918	12.0
MUTUAL FUNDS: 87.9%
	Affiliated Investment Companies: 87.9%
456,086	Voya Emerging Markets Index Portfolio - Class I	5,304,285	1.0
7,114,551	Voya International Index Portfolio - Class I	74,133,619	14.0
4,467,064	Voya Russell™ Mid Cap Index Portfolio - Class I	74,287,267	14.0
1,306,922	Voya Russell™ Small Cap Index Portfolio - Class I	21,224,420	4.0
10,856,863	Voya U.S. Bond Index Portfolio - Class I	116,385,566	22.0
11,197,720	Voya U.S. Stock Index Portfolio - Class I	174,460,485	32.9

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
	Total Mutual Funds (Cost $400,810,033)	$465,795,642	87.9
	Total Investments in Securities (Cost $462,542,126)	$529,339,560	99.9
	Assets in Excess of Other Liabilities	471,212	0.1
	Net Assets	$529,810,772	100.0

Cost for federal income tax purposes is $465,783,172.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$67,307,299
Gross Unrealized Depreciation	(3,750,911)
Net Unrealized Appreciation	$63,556,388

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$63,543,918	$—	$—	$63,543,918
Mutual Funds	465,795,642	—	—	465,795,642
Total Investments, at fair value	$529,339,560	$—	$—	$529,339,560

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

49

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2014 (Unaudited) (continued)

 Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$15,010,951	$1,546,247	$(11,870,899)	$617,986	$5,304,285	$74,767	$(787,593)	$—
Voya International Index Portfolio - Class I	69,962,502	8,866,955	(5,233,875)	538,037	74,133,619	580,579	2,287,478	—
Voya Russell™ Mid Cap Index Portfolio - Class I	70,020,151	9,102,459	(5,960,030)	1,124,687	74,287,267	777,299	1,680,006	2,277,158
Voya Russell™ Small Cap Index Portfolio - Class I	19,938,359	3,934,935	(1,457,626)	(1,191,248)	21,224,420	206,847	438,467	1,203,342
Voya U.S. Bond Index Portfolio - Class I	109,409,518	18,352,301	(15,807,672)	4,431,419	116,385,566	590,766	(811,541)	—
Voya U.S. Stock Index Portfolio - Class I	147,051,772	33,340,054	(12,731,955)	6,800,614	174,460,485	—	3,990,059	—
	$431,393,253	$75,142,951	$(53,062,057)	$12,321,495	$465,795,642	$2,230,258	$6,796,876	$3,480,500

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

50

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.6%
11	iShares iBoxx $ High Yield Corporate Bond Fund	$1,047	5.0
18	SPDR Barclays Capital High Yield Bond ETF	751	3.6
	Total Exchange-Traded Funds (Cost $1,744)	1,798	8.6
MUTUAL FUNDS: 88.4%
	Affiliated Investment Companies: 88.4%
35	Voya Emerging Markets Index Portfolio - Class I	409	1.9
372	Voya International Index Portfolio- Class I	3,876	18.5
172	Voya Russell™ Mid Cap Index Portfolio - Class I	2,862	13.6
50	Voya Russell™ Small Cap Index Portfolio - Class I	818	3.9
266	Voya U.S. Bond Index Portfolio - Class I	2,856	13.6
497	Voya U.S. Stock Index Portfolio - Class I	7,740	36.9

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
	Total Mutual Funds (Cost $14,765)	$18,561	88.4
	Total Investments in Securities (Cost $16,509)	$20,359	97.0
	Assets in Excess of Other Liabilities	622	3.0
	Net Assets	$20,981	100.0

Cost for federal income tax purposes is $16,596.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,763
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$3,763

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,798	$—	$—	$1,798
Mutual Funds	18,561	—	—	18,561
Total Investments, at fair value	$20,359	$—	$—	$20,359

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

51

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$778	$56	$(453)	$28	$409	$6	$(25)	$—
Voya International Index Portfolio - Class I	3,695	116	(53)	118	3,876	30	25	—
Voya Russell™ Mid Cap Index Portfolio - Class I	2,722	120	(52)	72	2,862	29	38	86
Voya Russell™ Small Cap Index Portfolio - Class I	775	87	(10)	(34)	818	8	7	45
Voya U.S. Bond Index Portfolio - Class I	3,106	197	(567)	120	2,856	16	(18)	—
Voya U.S. Stock Index Portfolio - Class I	6,110	1,400	(152)	382	7,740	—	69	—
	$17,186	$1,976	$(1,287)	$686	$18,561	$89	$96	$131

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

52

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.0%
238,672	iShares iBoxx $ High Yield Corporate Bond Fund	$22,721,574	5.2
389,840	SPDR Barclays Capital High Yield Bond ETF	16,268,023	3.8
	Total Exchange-Traded Funds (Cost $37,961,973)	38,989,597	9.0
MUTUAL FUNDS: 90.9%
	Affiliated Investment Companies: 90.9%
747,008	Voya Emerging Markets Index Portfolio - Class I	8,687,700	2.0
7,907,074	Voya International Index Portfolio - Class I	82,391,715	19.0
3,919,425	Voya Russell™ Mid Cap Index Portfolio - Class I	65,180,035	15.0
1,337,820	Voya Russell™ Small Cap Index Portfolio - Class I	21,726,202	5.0
2,424,514	Voya U.S. Bond Index Portfolio - Class I	25,990,789	6.0
12,226,906	Voya U.S. Stock Index Portfolio - Class I	190,495,201	43.9

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
	Total Mutual Funds (Cost $327,680,589)	$394,471,642	90.9
	Total Investments in Securities (Cost $365,642,562)	$433,461,239	99.9
	Assets in Excess of Other Liabilities	244,658	0.1
	Net Assets	$433,705,897	100.0

Cost for federal income tax purposes is $366,972,410.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$66,488,829
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$66,488,829

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$38,989,597	$—	$—	$38,989,597
Mutual Funds	394,471,642	—	—	394,471,642
Total Investments, at fair value	$433,461,239	$—	$—	$433,461,239

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

53

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,154,731	$1,885,654	$(10,075,613)	$722,928	$8,687,700	$122,491	$(661,838)	$—
Voya International Index Portfolio - Class I	76,644,552	9,090,598	(5,608,398)	2,264,963	82,391,715	638,638	856,645	—
Voya Russell™ Mid Cap Index Portfolio - Class I	60,555,032	7,459,756	(4,166,585)	1,331,832	65,180,035	676,186	1,152,506	1,980,939
Voya Russell™ Small Cap Index Portfolio - Class I	20,117,600	3,910,970	(1,179,375)	(1,122,993)	21,726,202	209,902	369,210	1,221,114
Voya U.S. Bond Index Portfolio - Class I	32,006,685	6,832,009	(14,025,513)	1,177,608	25,990,789	178,916	(102,526)	—
Voya U.S. Stock Index Portfolio - Class I	151,416,783	41,988,494	(10,281,106)	7,371,030	190,495,201	—	4,004,908	—
	$356,895,383	$71,167,481	$(45,336,590)	$11,745,368	$394,471,642	$1,826,133	$5,618,905	$3,202,053

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

54

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.7%
7	iShares iBoxx $ High Yield Corporate Bond Fund	$666	3.0
9	SPDR Barclays Capital High Yield Bond ETF	376	1.7
	Total Exchange-Traded Funds (Cost $1,021)	1,042	4.7
MUTUAL FUNDS: 92.7%
	Affiliated Investment Companies: 92.7%
56	Voya Emerging Markets Index Portfolio - Class I	655	2.9
418	Voya International Index Portfolio - Class I	4,359	19.5
210	Voya Russell™ Mid Cap Index Portfolio - Class I	3,495	15.7
67	Voya Russell™ Small Cap Index Portfolio - Class I	1,092	4.9
81	Voya U.S. Bond Index Portfolio - Class I	872	3.9
656	Voya U.S. Stock Index Portfolio - Class I	10,228	45.8

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
	Total Mutual Funds (Cost $15,690)	$20,701	92.7
	Total Investments in Securities (Cost $16,711)	$21,743	97.4
	Assets in Excess of Other Liabilities	581	2.6
	Net Assets	$22,324	100.0

Cost for federal income tax purposes is $16,738.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,005
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$5,005

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,042	$	$	$1,042
Mutual Funds	20,701	—	—	20,701
Total Investments, at fair value	$21,743	$—	$—	$21,743

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

55

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,035	$62	$(466)	$24	$655	$9	$(13)	$—
Voya International Index Portfolio - Class I	4,138	134	(49)	136	4,359	33	23	—
Voya Russell™ Mid Cap Index Portfolio - Class I	3,309	155	(60)	91	3,495	36	42	104
Voya Russell™ Small Cap Index Portfolio - Class I	1,031	123	(14)	(48)	1,092	10	10	60
Voya U.S. Bond Index Portfolio - Class I	826	64	(45)	27	872	4	—	—
Voya U.S. Stock Index Portfolio - Class I	8,805	1,052	(179)	550	10,228	—	76	—
	$19,144	$1,590	$(813)	$780	$20,701	$92	$138	$164

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

56

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
39,226	iShares iBoxx $ High Yield Corporate Bond Fund	$3,734,315	1.4
104,618	SPDR Barclays Capital High Yield Bond ETF	4,365,709	1.6
	Total Exchange-Traded Funds (Cost $7,968,543)	8,100,024	3.0
MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 97.0%
1,164,645	Voya Emerging Markets Index Portfolio - Class I	13,544,825	5.0
5,450,153	Voya International Index Portfolio - Class I	56,790,595	21.0
2,770,123	Voya Russell™ Mid Cap Index Portfolio - Class I	46,067,138	17.1
834,281	Voya Russell™ Small Cap Index Portfolio - Class I	13,548,720	5.0
504,536	Voya U.S. Bond Index Portfolio - Class I	5,408,621	2.0
8,145,012	Voya U.S. Stock Index Portfolio - Class I	126,899,287	46.9

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
	Total Mutual Funds (Cost $218,034,097)	$262,259,186	97.0
	Total Investments in Securities (Cost $226,002,640)	$270,359,210	100.0
	Assets in Excess of Other Liabilities	53,885	—
	Net Assets	$270,413,095	100.0

Cost for federal income tax purposes is $226,792,267.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$43,566,943
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$43,566,943

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,100,024	$—	$—	$8,100,024
Mutual Funds	262,259,186	—	—	262,259,186
Total Investments, at fair value	$270,359,210	$—	$—	$270,359,210

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

57

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,970,071	$2,532,921	$(6,589,266)	$631,099	$13,544,825	$188,258	$(227,190)	$—
Voya International Index Portfolio - Class I	50,883,347	7,454,243	(3,167,230)	1,620,235	56,790,595	431,672	486,262	—
Voya Russell™ Mid Cap Index Portfolio - Class I	41,196,783	6,461,837	(2,497,009)	905,527	46,067,138	467,784	806,593	1,370,411
Voya Russell™ Small Cap Index Portfolio - Class I	12,076,515	2,711,495	(614,441)	(624,849)	13,548,720	127,949	170,340	744,348
Voya U.S. Bond Index Portfolio - Class I	4,817,615	1,404,679	(967,632)	153,959	5,408,621	27,441	12,566	—
Voya U.S. Stock Index Portfolio - Class I	103,165,732	24,314,154	(5,948,554)	5,367,955	126,899,287	—	2,345,616	—
	$229,110,063	$44,879,329	$(19,784,132)	$8,053,926	$262,259,186	$1,243,104	$3,594,187	$2,114,759

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

58

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.8%
3	iShares iBoxx $ High Yield Corporate Bond Fund	$286	1.3
8	SPDR Barclays Capital High Yield Bond ETF	334	1.5
	Total Exchange-Traded Funds (Cost $609)	620	2.8
MUTUAL FUNDS: 94.7%
	Affiliated Investment Companies: 94.7%
94	Voya Emerging Markets Index Portfolio - Class I	1,097	4.9
441	Voya International Index Portfolio - Class I	4,597	20.5
224	Voya Russell™ Mid Cap Index Portfolio - Class I	3,729	16.6
68	Voya Russell™ Small Cap Index Portfolio - Class I	1,097	4.9
41	Voya U.S. Bond Index Portfolio - Class I	438	2.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
659	Voya U.S. Stock Index Portfolio - Class I	$10,273	45.8
	Total Mutual Funds (Cost $16,087)	21,231	94.7
	Total Investments in Securities (Cost $16,696)	$21,851	97.5
	Assets in Excess of Other Liabilities	563	2.5
	Net Assets	$22,414	100.0

Cost for federal income tax purposes is $16,705.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,146
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$5,146

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$620	$—	$—	$620
Mutual Funds	21,231	—	—	21,231
Total Investments, at fair value	$21,851	$—	$—	$21,851

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

59

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,454	$105	$(504)	$42	$1,097	$15	$(11)	$—
Voya International Index Portfolio - Class I	4,362	138	(48)	145	4,597	35	22	—
Voya Russell™ Mid Cap Index Portfolio - Class I	3,530	168	(66)	97	3,729	39	44	112
Voya Russell™ Small Cap Index Portfolio - Class I	1,035	116	(9)	(45)	1,097	10	7	60
Voya U.S. Bond Index Portfolio - Class I	415	42	(32)	13	438	2	—	—
Voya U.S. Stock Index Portfolio - Class I	8,839	1,071	(186)	549	10,273	—	78	—
	$19,635	$1,640	$(845)	$801	$21,231	$101	$140	$172

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

60

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
2,106	iShares iBoxx $ High Yield Corporate Bond Fund	$200,491	0.4
22,249	SPDR Barclays Capital High Yield Bond ETF	928,451	1.6
	Total Exchange-Traded Funds (Cost $1,108,273)	1,128,942	2.0
MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
242,498	Voya Emerging Markets Index Portfolio - Class I	2,820,250	5.0
1,134,810	Voya International Index Portfolio - Class I	11,824,724	21.0
576,787	Voya Russell™ Mid Cap Index Portfolio - Class I	9,591,970	17.1
173,712	Voya Russell™ Small Cap Index Portfolio - Class I	2,821,087	5.0
52,105	Voya U.S. Bond Index Portfolio - Class I	558,565	1.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,768,077	Voya U.S. Stock Index Portfolio - Class I	$27,546,634	48.9
	Total Mutual Funds (Cost $47,441,675)	55,163,230	98.0
	Total Investments in Securities (Cost $48,549,948)	$56,292,172	100.0
	Liabilities in Excess of Other Assets	(1,134)	—
	Net Assets	$56,291,038	100.0

Cost for federal income tax purposes is $48,732,863.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,559,309
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$7,559,309

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,128,942	$—	$—	$1,128,942
Mutual Funds	55,163,230	—	—	55,163,230
Total Investments, at fair value	$56,292,172	$—	$—	$56,292,172

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

61

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,282,921	$722,798	$(1,332,728)	$147,259	$2,820,250	$38,585	$(56,416)	$—
Voya International Index Portfolio - Class I	9,856,281	2,349,038	(630,300)	249,705	11,824,724	88,832	185,512	—
Voya Russell™ Mid Cap Index Portfolio - Class I	7,969,434	1,972,773	(502,963)	152,726	9,591,970	95,940	194,535	281,063
Voya Russell™ Small Cap Index Portfolio - Class I	2,336,248	744,592	(121,966)	(137,787)	2,821,087	26,252	46,899	152,722
Voya U.S. Bond Index Portfolio - Class I	945,243	425,436	(828,919)	16,805	558,565	5,682	17,545	—
Voya U.S. Stock Index Portfolio - Class I	19,953,489	7,721,741	(1,292,208)	1,163,612	27,546,634	—	449,113	—
	$44,343,616	$13,936,378	$(4,709,084)	$1,592,320	$55,163,230	$255,291	$837,188	$433,785

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

62

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

Voya Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VINDSOL (0614-081914)

ITEM 2.           CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.           SCHEDULE OF INVESTMENTS.

For the Portfolios that have a complete Schedule of investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form. For all others, see below

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.8%
		Australia: 0.4%
498,000	#	Australia & New Zealand Banking Group Ltd., 4.500%, 03/19/24	511,859	0.2
703,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	778,653	0.2
			1,290,512	0.4

		Brazil: 0.5%
600,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	651,000	0.2
200,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	210,440	0.1
700,000		Suzano Trading Ltd., 5.875%, 01/23/21	735,000	0.2
			1,596,440	0.5

		Canada: 0.1%
370,000	±,X	Bowater Pulp and Paper Escrow, 01/15/11	–	–
402,000		Goldcorp, Inc., 3.700%, 03/15/23	397,028	0.1
			397,028	0.1

		China: 0.2%
260,000	#	Country Garden Holdings Co. Ltd., 7.875%, 05/27/19	270,738	0.1
400,000	L	Kaisa Group Holdings Ltd, 8.875%, 03/19/18	413,000	0.1
			683,738	0.2

		France: 0.4%
663,000		BPCE SA, 2.500%, 12/10/18	672,671	0.2
658,000	#	BPCE SA, 5.150%, 07/21/24	695,627	0.2
			1,368,298	0.4

		Germany: 0.3%
943,000		Deutsche Bank AG, 4.296%, 05/24/28	925,432	0.3

		India: 0.2%
600,000	L	Vedanta Resources PLC, 8.250%, 06/07/21	674,625	0.2

		Ireland: 0.4%
900,000		EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd, 5.125%, 12/12/17	909,000	0.3
300,000		Metalloinvest Finance Ltd, 6.500%, 07/21/16	314,625	0.1
			1,223,625	0.4

		Italy: 0.2%
696,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	730,570	0.2
			Luxembourg: 0.2%
	260,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	280,800	0.1
	275,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	302,500	0.1
				583,300	0.2

			Mexico: 0.2%
MXN	8,400,000		America Movil S.A.B de CV, 8.460%, 12/18/36	640,383	0.2
MXN	1,007,437	±	Banco Invex S.A., 03/13/34	–	–
MXN	251,885		JPMorgan Hipotecaria su Casita, 09/25/35	26,038	0.0
				666,421	0.2

			Netherlands: 0.4%
	200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	216,000	0.1
	481,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	529,489	0.1
	532,000		Seagate HDD Cayman, 6.875%, 05/01/20	576,555	0.2
				1,322,044	0.4

			Russia: 0.5%
	200,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	217,700	0.1
	350,000		Metalloinvest Finance Ltd., 5.625%, 04/17/20	341,250	0.1
	700,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	683,375	0.2
	350,000	#	Sberbank of Russia Via SB Capital SA, 5.500%, 02/26/24	342,125	0.1
				1,584,450	0.5

			Switzerland: 0.5%
	995,000	#	Credit Suisse AG, 6.500%, 08/08/23	1,106,938	0.3
	560,000		UBS AG/Stamford CT, 7.625%, 08/17/22	675,031	0.2
				1,781,969	0.5

			United Kingdom: 0.7%
	520,000	#	Barclays Bank PLC, 6.050%, 12/04/17	591,646	0.2
	742,000		Barclays Bank PLC, 7.625%, 11/21/22	845,880	0.2
	200,000	#	Ineos Finance PLC, 8.375%, 02/15/19	219,250	0.1
	316,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	346,605	0.1
	402,000		Vodafone Group PLC, 1.500%, 02/19/18	399,629	0.1
				2,403,010	0.7

			United States: 16.6%
	705,000		AES Corp., 7.375%, 07/01/21	828,375	0.3

See Accompanying Notes to Financial Statements

99

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

470,000		American International Group, Inc., 3.375%, 08/15/20	488,979	0.1
400,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	285,000	0.1
780,000		American Tower Corp., 5.000%, 02/15/24	848,340	0.3
1,050,000		Apple Inc., 1.000%, 05/03/18	1,027,689	0.3
335,000		AT&T, Inc., 2.500%, 08/15/15	342,354	0.1
368,000		Bank of America Corp., 3.300%, 01/11/23	362,663	0.1
458,000		Bank of America Corp., 4.100%, 07/24/23	475,982	0.1
541,000		Bank of America Corp., 8.000%, 07/29/49	601,650	0.2
1,309,000		Barrick North America Finance LLC, 5.750%, 05/01/43	1,358,645	0.4
185,000		BE Aerospace, Inc., 6.875%, 10/01/20	201,881	0.1
543,000		Berkshire Hathaway, Inc., 4.500%, 02/11/43	561,120	0.2
374,000		BioMed Realty L.P., 4.250%, 07/15/22	386,067	0.1
600,000		Case New Holland, Inc., 7.875%, 12/01/17	702,000	0.2
621,000		Celgene Corp., 4.000%, 08/15/23	647,592	0.2
200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	231,000	0.1
180,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	194,400	0.1
354,000		Citigroup, Inc., 4.050%, 07/30/22	363,115	0.1
469,000		Citigroup, Inc., 5.500%, 09/13/25	523,947	0.2
555,000		Citigroup, Inc., 5.950%, 07/29/49	561,244	0.2
568,000		Comcast Corp., 3.600%, 03/01/24	584,436	0.2
1,015,000		Comcast Corp., 5.700%, 05/15/18	1,170,191	0.4
562,000	#	COX Communications, Inc., 2.950%, 06/30/23	534,225	0.2
985,000		Devon Energy Corp., 5.600%, 07/15/41	1,142,389	0.4
372,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	391,455	0.1
446,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	465,558	0.1
442,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	531,476	0.2
265,000		DISH DBS Corp., 4.250%, 04/01/18	276,262	0.1
680,000		Eaton Corp., 4.150%, 11/02/42	659,450	0.2
585,000		eBay, Inc., 2.600%, 07/15/22	561,181	0.2
1,026,000	L	Energy Transfer Partners L.P., 4.900%, 02/01/24	1,103,253	0.3
1,276,000		Entergy Corp., 5.125%, 09/15/20	1,417,845	0.4
835,000		Ferro Corp., 7.875%, 08/15/18	874,141	0.3
539,000		Fifth Third Bancorp., 8.250%, 03/01/38	797,104	0.2
532,000		FirstEnergy Corp., 4.250%, 03/15/23	530,508	0.2
478,000		General Dynamics Corp., 2.250%, 11/15/22	452,041	0.1
715,000		General Electric Capital Corp., 6.750%, 03/15/32	944,666	0.3
816,000		Genworth Holdings, Inc., 4.900%, 08/15/23	874,624	0.3
960,000	#	Glencore Funding LLC, 2.500%, 01/15/19	958,444	0.3
289,000		Goldman Sachs Group, Inc., 4.800%, 07/08/44	287,590	0.1
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	704,828	0.2
715,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	788,287	0.2
725,000	X	Greektown, LLC Escrow, 07/16/49	–	–
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	786,917	0.2
710,000		HCA, Inc., 6.375%, 01/15/15	728,638	0.2
740,000		HCA, Inc., 7.250%, 09/15/20	793,650	0.2
721,000		HCP, Inc., 4.250%, 11/15/23	750,416	0.2
1,050,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,085,879	0.3
572,000		HSBC USA, Inc., 5.000%, 09/27/20	634,401	0.2
881,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	896,675	0.3
1,165,000		Indiana Michigan Power, 7.000%, 03/15/19	1,416,513	0.4
810,000	X	Jefferson Smurfit Escrow, 10/01/12	–	–
245,000	X	Jefferson Smurfit Escrow, 06/01/13	–	–
302,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	323,484	0.1
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	360,878	0.1
377,000		JPMorgan Chase & Co., 3.375%, 05/01/23	370,531	0.1
478,000		JPMorgan Chase & Co., 6.000%, 12/29/49	489,950	0.1
66	#	Kern River Funding Corp., 4.893%, 04/30/18	71	0.0
476,000		Kohl's Corp., 4.750%, 12/15/23	508,242	0.2
575,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	629,625	0.2
607,000		MetLife, Inc., 3.048%, 12/15/22	603,842	0.2
372,000		Morgan Stanley, 3.750%, 02/25/23	378,923	0.1
587,000		Morgan Stanley, 3.875%, 04/29/24	594,974	0.2
618,000		Morgan Stanley, 4.100%, 05/22/23	627,734	0.2
240,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	258,600	0.1

See Accompanying Notes to Financial Statements

100

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

1,048,000		Mylan, Inc./PA, 2.600%, 06/24/18	1,065,365	0.3
475,000		21st Century Fox America, Inc., 4.500%, 02/15/21	521,699	0.2
422,000		21st Century Fox America, Inc., 5.400%, 10/01/43	471,850	0.1
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	384,680	0.1
740,000		Plains Exploration & Production Co., 7.625%, 04/01/20	812,150	0.2
386,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	386,340	0.1
682,000		Reynolds American, Inc., 6.150%, 09/15/43	782,545	0.2
470,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	531,100	0.2
255,000	#	Sealed Air Corp., 8.375%, 09/15/21	293,250	0.1
604,000		Simon Property Group L.P., 3.750%, 02/01/24	621,843	0.2
556,000		SLM Corp., 4.625%, 09/25/17	587,275	0.2
340,000		SLM Corp., 8.000%, 03/25/20	393,975	0.1
195,000		Smithfield Foods, Inc., 7.750%, 07/01/17	225,225	0.1
475,000	X	Smurfit-Stone Container Corp. Escrow, 03/15/17	–	–
676,000		St Jude Medical, Inc., 2.500%, 01/15/16	694,207	0.2
245,000	X	Stone Webster Escrow, 07/01/12	–	–
164,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	179,170	0.1
340,000		Time Warner Cable, Inc., 5.875%, 11/15/40	397,376	0.1
606,000		Time Warner, Inc., 6.500%, 11/15/36	742,861	0.2
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	547,294	0.2
540,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	538,051	0.2
382,000		Verizon Communications, Inc., 2.450%, 11/01/22	358,831	0.1
1,328,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,488,121	0.5
605,000		Verizon Communications, Inc., 6.550%, 09/15/43	762,887	0.2
360,000		Walgreen Co., 3.100%, 09/15/22	354,136	0.1
867,000		WellPoint, Inc., 5.100%, 01/15/44	946,124	0.3
599,000		Wells Fargo & Co., 4.100%, 06/03/26	606,991	0.2
			53,975,286	16.6

	Total Corporate Bonds/Notes
	(Cost $67,949,554)		71,206,748	21.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.8%
		United States: 13.8%
794,001		Banc of America Alternative Loan Trust 2004-1, 4.750%, 02/25/19	800,899	0.2
700,000		Banc of America Commercial Mortgage Trust 2007-3, 5.775%, 06/10/49	700,803	0.2
920,000		Banc of America Commercial Mortgage Trust, 6.015%, 02/10/51	979,241	0.3
1,517,903		Banc of America Funding Corp., 5.500%, 02/25/35	1,579,608	0.5
800,000		Banc of America Merrill Lynch Commercial Mortgage Trust, 5.775%, 06/10/49	837,322	0.3
440,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	461,156	0.1
340,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	342,408	0.1
1,130,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.926%, 07/10/42	1,113,641	0.3
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	485,593	0.1
1,030,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	1,023,754	0.3
500,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.288%, 10/12/42	510,455	0.2
564,075	#	Beckman Coulter, Inc., 7.498%, 12/15/18	609,427	0.2
660,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.250%, 04/15/40	675,752	0.2
440,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.924%, 04/15/40	449,591	0.1
294,924		Citigroup Mortgage Loan Trust, Inc., 2.665%, 05/25/35	295,870	0.1
680,000	#	Commercial 2004-LNB2 Mortgage Trust, 6.264%, 03/10/39	736,893	0.2
4,460,000	^	Commercial Mortgage Pass Through Certificates, 1.380%, 05/10/47	356,310	0.1
3,021,693	^	Commercial Mortgage Trust, 1.929%, 01/10/46	277,584	0.1
2,733,153	^	Commercial Mortgage Trust, 2.058%, 12/10/45	276,869	0.1
11,428,739	^	Commercial Mortgage Trust, 2.146%, 10/15/45	1,276,979	0.4
4,288,642	^	Commercial Mortgage Trust, 2.393%, 05/15/45	491,477	0.2
380,000		Commercial Mortgage Trust, 5.401%, 07/15/44	395,900	0.1
630,000		Commercial Mortgage Trust, 5.494%, 06/10/44	633,099	0.2

See Accompanying Notes to Financial Statements

101

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

240,000		Commerical 2007-C9 Mortgage Trust, 5.988%, 12/10/49	250,932	0.1
202,271		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	212,197	0.1
241,075		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	239,228	0.1
540,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 6.175%, 02/15/41	565,442	0.2
690,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	700,038	0.2
41,885	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	41,997	0.0
832,414	#	Credit Suisse Mortgage Capital Certificates, 3.936%, 07/27/37	839,871	0.3
5,645,072	#,^	DBUBS 2011-LC1 Mortgage Trust, 1.551%, 11/10/46	171,130	0.1
100,178	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.651%, 01/27/37	137,032	0.0
44,918,664	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	263,089	0.1
400,000		GCCFC Commercial Mortgage Trust, 6.261%, 12/10/49	418,789	0.1
480,000	#	Greenwich Capital Commercial Funding Corp., 6.160%, 06/10/36	479,780	0.1
3,046,954	^	GS Mortgage Securities Corp. II, 2.537%, 11/10/45	387,088	0.1
300,000		GS Mortgage Securities Trust, 5.784%, 04/10/38	290,570	0.1
270,000		GS Mortgage Securities Trust, 6.053%, 08/10/38	269,786	0.1
196,292		GSR Mortgage Loan Trust, 2.653%, 09/25/35	199,759	0.1
520,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Ps Thr Certs Ser 2003-LN1, 5.592%, 10/15/37	518,685	0.2
4,638,424	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.084%, 12/15/47	466,446	0.1
10,328,871	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.163%, 06/15/45	964,152	0.3
2,760,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.446%, 12/15/47	71,881	0.0
600,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.129%, 10/15/42	561,430	0.2
270,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.786%, 06/12/41	243,585	0.1
33,099		JP Morgan Commercial Mortgage Finance Corp., 8.553%, 08/15/32	33,286	0.0
264,998		JPMorgan Mortgage Trust, 2.605%, 07/25/35	265,548	0.1
368,000		LB-UBS Commercial Mortgage Trust 2004-C7, 4.943%, 10/15/36	372,161	0.1
360,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	363,545	0.1
280,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	293,523	0.1
260,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	257,016	0.1
780,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	776,545	0.2
274,771		MASTR Adjustable Rate Mortgages Trust, 2.653%, 04/25/36	266,986	0.1
360,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.750%, 11/15/26	404,244	0.1
641,632		ML-CFC Commercial Mortgage Trust 2007-6, 5.331%, 03/12/51	643,763	0.2
4,052,888	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.634%, 12/15/48	273,798	0.1
890,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.517%, 04/14/40	890,599	0.3
990,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.537%, 04/14/40	955,674	0.3
950,635		Morgan Stanley Capital I Trust 2004-IQ7, 5.302%, 06/15/38	956,480	0.3
860,000		Morgan Stanley Capital I Trust 2005-IQ10, 5.416%, 09/15/42	751,039	0.2
942,756		Morgan Stanley Capital I Trust 2007-HQ13, 5.649%, 12/15/44	945,173	0.3
865,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	962,654	0.3
460,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	477,486	0.1
570,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	617,342	0.2
610,000		Morgan Stanley Capital I Trust, 5.389%, 11/12/41	635,163	0.2
260,000		Morgan Stanley Capital I Trust, 5.831%, 06/11/42	285,985	0.1
507,058	#	Morgan Stanley Re-REMIC Trust, 5.246%, 12/17/43	508,905	0.2
718,828	#	N-Star Real Estate CDO Ltd., 2.002%, 08/25/29	719,546	0.2
11,551		Residential Accredit Loans, Inc., 3.063%, 04/25/35	1,995	0.0
1,610,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	1,719,377	0.5

See Accompanying Notes to Financial Statements

102

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

	6,793,511	#,^	UBS-Barclays Commercial Mortgage Trust, 2.316%, 08/10/49	799,346	0.2
	1,320,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.590%, 03/15/42	1,318,617	0.4
	210,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.904%, 05/15/43	203,859	0.1
	450,000	#	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 0.354%, 12/15/43	437,834	0.1
	650,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 6.140%, 02/15/51	607,586	0.2
	500,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	527,544	0.2
	745,640		WaMu Mortgage Pass Through Certificates, 2.239%, 12/25/36	694,444	0.2
	3,047,482	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.380%, 08/15/45	336,519	0.1
	6,193,261	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5, 2.278%, 10/15/45	700,936	0.2
	954,646		Wells Fargo Mortgage Backed Securities 2005-AR14 Trust, 5.356%, 08/25/35	988,112	0.3
	138,162		Wells Fargo Mortgage-Backed Securities Trust, 2.612%, 02/25/34	141,319	0.0
	392,069		Wells Fargo Mortgage-Backed Securities Trust, 2.610%, 02/25/35	396,137	0.1

		Total Collateralized Mortgage Obligations
		(Cost $44,203,473)		45,133,624	13.8

STRUCTURED PRODUCTS: 0.1%
			Mexico: 0.1%
MXN	97,261		Reforma BLN-Backed I - Class 2A Asset Backed Variable Funding Notes, 05/22/15	7,029	0.0
MXN	170,161		Reforma BLN-Backed I - Class 2B Asset Backed Variable Funding Notes, 05/22/15	12,298	0.0
MXN	2,565,617		Reforma BLN-Backed I - Class 2C Asset Backed Variable Funding Notes, 05/22/15	185,418	0.1
MXN	186,979		Reforma BLN-Backed I - Class 2D Asset Backed Variable Funding Notes, 05/22/15	13,513	0.0
MXN	135,844		Reforma BLN-Backed I - Class 2E Asset Backed Variable Funding Notes, 0.000%, 05/22/15	9,817	0.0
MXN	86,756		Reforma BLN-Backed I - Class 2F Asset Backed Variable Funding Notes, 05/22/15	6,270	0.0
MXN	15,977		Reforma BLN-Backed I - Class 2G Asset Backed Variable Funding Notes, 05/22/15	1,155	0.0
				235,500	0.1

			Russia: 0.0%
RUB	11,097,000	±,X	Credit Suisse International - Moitk Total Return Linked Notes, 8.990%, 03/30/11	–	–
RUB	19,450,000	X	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Notes, 05/24/15	–	–
RUB	7,440,472		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	109,771	0.0
				109,771	0.0

		Total Structured Products
		(Cost $1,757,978)		345,271	0.1

FOREIGN GOVERNMENT BONDS: 11.5%
			Australia: 0.1%
AUD	220,000		Australia Government Bond, 4.750%, 06/15/16	216,203	0.1

			Brazil: 0.2%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 05/15/45	772,875	0.2

			Canada: 0.3%
CAD	850,000		Canadian Government Bond, 3.500%, 12/01/45	916,077	0.3

			Germany: 0.1%
EUR	170,000	Z	Bundesschatzanweisungen, 12/11/15	232,663	0.1
EUR	10,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	14,744	0.0
				247,407	0.1

			Italy: 4.8%
EUR	10,620,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 09/01/24	15,717,033	4.8

			Mexico: 1.0%
MXN	38,330,000		Mexican Bonos, 6.500%, 06/10/21	3,179,746	1.0

			Russia: 0.5%
	1,380,960		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	1,602,107	0.5

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	101,777	0.0

See Accompanying Notes to Financial Statements

103

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

			Spain: 3.1%
EUR	6,810,000	#	Spain Government Bond, 3.800%, 04/30/24	10,226,283	3.1

			United Kingdom: 1.4%
GBP	2,800,000		United Kingdom Gilt, 3.250%, 01/22/44	4,644,606	1.4
GBP	10,000		United Kingdom Gilt, 4.500%, 09/07/34	20,168	0.0
				4,664,774	1.4

			Total Foreign Government Bonds
			(Cost $36,699,985)	37,644,282	11.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.7%
			Federal Home Loan Mortgage Corporation: 3.0%##
	58,398		0.602%, due 02/15/29	58,915	0.0
	21,601		0.652%, due 03/15/32	21,818	0.0
	84,102		0.652%, due 01/15/33	84,616	0.0
	29,563		1.102%, due 08/15/31	30,361	0.0
	17,704		1.102%, due 02/15/32	18,187	0.0
	17,782		1.152%, due 02/15/32	18,278	0.0
	17,335		1.152%, due 02/15/32	17,818	0.0
	26,571		1.152%, due 03/15/32	27,317	0.0
	18,772,374	^	4.000%, due 04/15/43	3,636,346	1.1
	9,294		5.000%, due 01/01/20	10,038	0.0
	43,609		5.000%, due 02/01/20	47,112	0.0
	276,696		5.000%, due 09/15/23	301,914	0.1
	860,000		5.000%, due 02/15/34	933,452	0.3
	905,000		5.000%, due 11/15/34	995,261	0.3
	24,062		5.000%, due 12/01/34	26,726	0.0
	24,311		5.500%, due 01/01/18	25,816	0.0
	9,016,550	^	5.848%, due 05/15/36	1,140,852	0.4
	6,740,728	^	5.898%, due 07/15/40	1,079,897	0.4
	184,170	^	5.998%, due 07/15/35	31,005	0.0
	19,610		6.000%, due 05/15/17	20,776	0.0
	72,694		6.000%, due 02/01/34	82,760	0.0
	5,833		6.500%, due 04/01/18	6,100	0.0
	20,365		6.500%, due 02/01/22	22,961	0.0
	26,145		6.500%, due 09/01/22	29,478	0.0
	73,099		6.500%, due 04/15/28	82,519	0.0
	14,423		6.500%, due 06/15/31	16,272	0.0
	125,059		6.500%, due 02/15/32	139,712	0.1
	94,343		6.500%, due 06/15/32	106,298	0.1
	6,959		6.500%, due 08/01/32	7,848	0.0
	18,793		6.500%, due 07/01/34	21,196	0.0
	10,189		6.500%, due 07/01/34	11,491	0.0
	86,873		6.750%, due 02/15/24	97,011	0.0
	133,098		7.000%, due 09/15/26	150,572	0.1
	21,730	^	7.000%, due 03/15/28	4,259	0.0
	124,898	^	7.000%, due 04/15/28	24,421	0.0
	209,567	^	7.498%, due 03/15/29	43,283	0.0
	112,758		7.500%, due 09/15/22	126,739	0.1
	199,875	^	7.548%, due 03/15/29	37,642	0.0
	277,056	^	8.798%, due 08/15/29	70,152	0.0
	19,263		23.827%, due 06/15/34	23,301	0.0
	39,748		24.194%, due 08/15/35	58,957	0.0
				9,689,477	3.0

			Federal National Mortgage Association: 15.7%##
	11,134		0.552%, due 11/25/33	11,175	0.0
	11,831		0.654%, due 10/18/32	11,955	0.0
	41,700		1.152%, due 12/25/31	42,874	0.0
	18,562		1.152%, due 04/25/32	19,082	0.0
	5,712		1.152%, due 04/25/32	5,872	0.0
	55,690		1.152%, due 09/25/32	57,254	0.0
	55,698		1.152%, due 12/25/32	57,261	0.0
	374,913		2.415%, due 10/01/36	399,787	0.1
	10,746,000	W	3.000%, due 08/01/44	10,592,370	3.3
1,473,284	^	3.500%, due 08/25/33	203,791	0.1
860,228	^	3.500%, due 08/25/43	173,089	0.1
10,288,000	W	3.500%, due 08/01/44	10,561,275	3.2
7,184,834	^	3.898%, due 02/25/37	275,164	0.1
9,975,000	W	4.000%, due 07/01/44	10,589,086	3.3
214,074		4.500%, due 08/25/25	231,067	0.1
9,768,000	W	4.500%, due 07/15/35	10,581,494	3.3
4,545,970	^	5.000%, due 05/25/18	288,367	0.1
525,452		5.000%, due 07/25/40	559,691	0.2
154,470		5.000%, due 06/01/41	172,036	0.1
29,567		5.500%, due 09/01/19	31,714	0.0
23,822		5.500%, due 09/01/19	25,540	0.0
67,905		5.500%, due 09/01/24	76,213	0.0
103,858	^	5.500%, due 07/25/33	19,790	0.0
42,789	^	5.500%, due 06/01/35	8,501	0.0
18,890		6.000%, due 03/25/17	19,777	0.0
31,820		6.000%, due 06/01/17	33,399	0.0
16,309		6.000%, due 05/01/21	18,034	0.0
47,988		6.000%, due 01/25/32	52,565	0.0
189,293	^	6.000%, due 12/01/32	37,799	0.0
78,343	^	6.000%, due 02/01/33	15,852	0.0
78,383	^	6.000%, due 03/01/33	15,944	0.0
94,110	^	6.000%, due 03/01/33	19,109	0.0
245,817		6.000%, due 11/01/34	278,692	0.1
374,291		6.000%, due 04/01/35	424,286	0.1
43,563	^	6.000%, due 09/01/35	7,228	0.0
6,191,170	^	6.298%, due 02/25/42	1,266,698	0.4
211,229	^	6.388%, due 06/25/37	30,863	0.0
627,316	^	6.418%, due 06/25/36	108,198	0.0
29,074		6.500%, due 04/25/29	32,486	0.0
45,873		6.500%, due 11/25/29	50,931	0.0
153,309		6.500%, due 12/01/29	174,784	0.1
51,928		6.500%, due 10/25/31	57,376	0.0
316,929	^	6.500%, due 02/01/32	65,565	0.0
46,868		6.500%, due 04/25/32	53,019	0.0
63,451		6.500%, due 01/01/34	72,535	0.0
35,535	^	6.598%, due 05/25/35	6,685	0.0
4,501	^	6.898%, due 10/25/22	21	0.0
53,702	^	6.948%, due 06/25/23	7,299	0.0
68		7.000%, due 09/01/14	68	0.0
2,483		7.000%, due 11/01/17	2,537	0.0
53,075	^	7.000%, due 02/01/28	9,752	0.0
65,551	^	7.000%, due 03/25/33	17,566	0.0
1,378		7.000%, due 04/01/33	1,634	0.0
53,534	^	7.000%, due 04/25/33	10,876	0.0
172,298	^	7.078%, due 09/25/36	32,384	0.0
299,109	^	7.398%, due 10/25/33	54,661	0.0
234,123	^	7.478%, due 03/25/23	16,542	0.0
76,643	^	7.500%, due 01/01/24	15,017	0.0
41,751		7.500%, due 09/01/32	49,437	0.0
105,286		7.500%, due 01/01/33	124,274	0.0
184,007	^	7.598%, due 07/25/31	40,092	0.0
108,020	^	7.598%, due 02/25/32	20,936	0.0
62,224	^	7.798%, due 07/25/32	14,187	0.0
2,209,644	^	7.846%, due 12/18/32	452,938	0.2
591,355		8.000%, due 05/25/43	604,153	0.2
125,535		23.392%, due 07/25/35	137,655	0.1
114,820		23.642%, due 06/25/36	163,656	0.1
38,847		24.009%, due 03/25/36	59,376	0.0
71,792		27.491%, due 04/25/35	123,240	0.0
741,669		32.690%, due 11/25/36	1,256,947	0.4
			51,051,521	15.7

		Government National Mortgage Association: 1.0%
3,228,045	^	4.000%, due 04/20/38	413,375	0.1
97,486		5.000%, due 04/15/34	108,193	0.1
6,673,985	^	5.697%, due 06/20/40	1,069,928	0.3
30,013		6.500%, due 02/20/35	35,491	0.0
71,001		8.000%, due 01/16/30	82,361	0.0
326,508		8.000%, due 02/16/30	381,454	0.1

See Accompanying Notes to Financial Statements

104

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

877,087		21.552%, due 03/20/37	1,292,255	0.4
			3,383,057	1.0

		Total U.S. Government Agency Obligations
		(Cost $62,465,570)	64,124,055	19.7

U.S. TREASURY OBLIGATIONS: 4.0%
		U.S. Treasury Bonds: 0.3%
991,000		3.625%, due 02/15/44	1,043,802	0.3

		U.S. Treasury Notes: 3.7%
190,000		0.375%, due 03/31/16	190,037	0.0
200,000		0.500%, due 06/30/16	200,164	0.1
302,000		0.875%, due 06/15/17	302,082	0.1
293,000		1.625%, due 06/30/19	292,966	0.1
4,590,000		2.125%, due 06/30/21	4,588,205	1.4
6,487,000		2.500%, due 05/15/24	6,474,331	2.0
			12,047,785	3.7

		Total U.S. Treasury Obligations
		(Cost $13,074,281)	13,091,587	4.0

ASSET-BACKED SECURITIES: 6.6%
		Cayman Islands: 1.5%
450,000	#	Ares Enhanced Loan Investment Strategy II Ltd., 2.078%, 01/26/20	441,350	0.1
750,000	#	Belhurst CLO Ltd., 0.926%, 01/15/20	722,789	0.2
1,000,000	#	Blackrock Senior Income Series II, 2.077%, 05/25/17	991,641	0.3
1,050,000	#	Muir Grove CLO Ltd., 2.229%, 03/25/20	1,050,024	0.3
500,000	#	Octagon Investment Partners VIII Ltd, 1.931%, 09/15/17	495,895	0.2
173,056	#	Sargas CLO I Ltd., 0.927%, 08/27/20	172,810	0.1
1,000,000	#	WhiteHorse III Ltd/Corp, 2.075%, 05/01/18	986,498	0.3
			4,861,007	1.5

		United States: 5.1%
740,000	#	Ares XII CLO Ltd., 2.227%, 11/25/20	745,400	0.2
950,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.001%, 06/20/17	928,217	0.3
110,000		BMW Vehicle Owner Trust, 0.670%, 11/27/17	110,167	0.0
220,000		BMW Vehicle Owner Trust, 1.120%, 04/27/20	219,963	0.1
1,450,000	#	Castle Garden Funding, 1.977%, 10/27/20	1,436,608	0.4
550,000		Chase Issuance Trust, 1.010%, 10/15/18	551,944	0.2
330,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	375,059	0.1
330,000		Discover Card Execution Note Trust, 1.040%, 04/15/19	331,275	0.1
120,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	136,118	0.0
207,037	#	Emporia Preferred Funding II Corp., 0.508%, 10/18/18	206,971	0.1
1,625,000	#	Gulf Stream - Compass CLO, 1.029%, 01/24/20	1,624,646	0.5
400,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.673%, 08/07/21	391,488	0.1
220,000		Hyundai Auto Receivables Trust 2013-C, 1.550%, 03/15/19	222,688	0.1
200,000		Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	204,477	0.1
180,000	#	Invitation Homes 2013-SFR1 Trust, 2.900%, 12/17/30	179,343	0.1
280,000	#	Invitation Homes Trust, 1.154%, 06/17/31	281,074	0.1
280,000	#	Invitation Homes Trust, 2.252%, 06/17/31	283,205	0.1
350,000	#	M&T Bank Auto Receivables Trust 2013-1, 1.060%, 11/15/17	352,366	0.1
1,840,000	#	Madison Park Funding I Ltd., 0.993%, 05/10/19	1,835,766	0.6
1,680,000	#	Madison Park Funding Ltd., 2.123%, 05/10/19	1,680,407	0.5
1,300,000	#	Morgan Stanley Investment Management Croton Ltd., 0.977%, 01/15/18	1,276,400	0.4
100,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	103,952	0.0
330,000		Santander Drive Auto Receivables Trust 2014-1, 1.590%, 10/15/18	331,834	0.1
874,768		Securitized Asset Backed Receivables LLC Trust 2006-NC2, 0.392%, 03/25/36	766,566	0.2
300,000	#	Stanfield Bristol CLO Ltd, 0.674%, 10/15/19	298,401	0.1
320,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	324,112	0.1
400,000		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	399,180	0.1
1,000,000	#	WhiteHorse III Ltd./Corp, 0.975%, 05/01/18	996,593	0.3
			16,594,220	5.1

		Total Asset-Backed Securities
		(Cost $21,224,746)	21,455,227	6.6

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.1%
		United States: 0.1%
43,083	L	American Media, Inc.	21,542	0.0
4,988		Resolute Forest Products	83,698	0.1
274		Rock-Tenn Co.	28,932	0.0

	Total Common Stock
	(Cost $1,315,740)		134,172	0.1

See Accompanying Notes to Financial Statements

105

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

PREFERRED STOCK: 0.1%
		United States: 0.1%
10,550	P	Goldman Sachs Group, Inc./The	258,475	0.1

	Total Preferred Stock
	(Cost $262,695)		258,475	0.1

WARRANTS: –%
		Consumer Discretionary: –%
2,406	X	Media News Group	–	–

	Total Warrants
	(Cost $–)		–	–

INVESTMENT COMPANIES: 32.2%
		United States: 32.2%
1,372,792		Voya Emerging Markets Corporate Debt Fund - Class P	13,865,195	4.2
3,966,227		Voya Emerging Markets Hard Currency Debt Fund - Class P	39,027,676	12.0
3,922,368		Voya Emerging Markets Local Currency Debt Fund - Class P	35,615,100	10.9
1,948,978		Voya High Yield Bond Fund - Class P	16,605,291	5.1

	Total Investment Companies
	(Cost $109,107,618)		105,113,262	32.2

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.5%
		Interest Rate Swaptions: 0.5%
73,094,000	@	Pay a fixed rate equal to 4.900% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Citigroup, Inc.	173,935	0.1
8,379,000	@	Pay a fixed rate equal to 5.030% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/22/15 Counterparty: Citigroup, Inc.	13,824	0.0
65,640,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	48,526	0.0
65,640,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	48,526	0.0
65,640,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	629,653	0.2
65,640,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	629,653	0.2
			1,544,117	0.5

		Options on Currencies: 0.0%
19,929,000	@	Call EUR vs. Put USD Currency Option, Strike @ 1.380, Exp. 07/31/14 Counterparty: Barclays Bank PLC	42,685	0.0
3,250,000	@	Call ZAR vs. Put USD Currency Option, Strike @ 10.230, Exp. 10/01/14 Counterparty: Barclays Bank PLC	11,258	0.0
6,800,000	@	Call ZAR vs. Put USD Currency Option, Strike @ 10.550, Exp. 09/10/14 Counterparty: Barclays Bank PLC	63,809	0.0
23,526,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.320, Exp. 07/31/14 Counterparty: Deutsche Bank AG	2,364	0.0
3,300,000	@	Put USD vs. Call BRL Currency Option, Strike @ 2.190, Exp. 10/01/14 Counterparty: Deutsche Bank AG	21,407	0.0
			141,523	0.0

	Total Purchased Options
	(Cost $2,013,058)		1,685,640	0.5

	Total Long-Term Investments
	(Cost $360,074,698)		360,192,343	110.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
		Securities Lending Collateralcc(1): 1.0%
123,407		Barclays Bank PLC, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $123,407, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $125,875, due 05/31/15-05/15/44)	123,407	0.1

See Accompanying Notes to Financial Statements

106

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 07/15/14-04/20/64)	1,000,000	0.3
1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14-08/15/42)	1,000,000	0.3
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14-07/15/56)	1,000,000	0.3
		3,123,407	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
5,004,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $5,004,000)	5,004,000	1.5

	Total Short-Term Investments
	(Cost $8,127,407)	8,127,407	2.5

	Total Investments in Securities (Cost $368,202,105)	$368,319,750	112.9
	Liabilities in Excess of Other Assets	(42,136,532)	(12.9)
	Net Assets	$326,183,218	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $368,242,411.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,043,962
Gross Unrealized Depreciation	(8,966,623)

Net Unrealized Appreciation	$77,339

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	32.2%
Federal National Mortgage Association	15.1
Collateralized Mortgage Obligations	13.8
Foreign Government Bonds	11.5
Financial	8.4
Other Asset-Backed Securities	4.2
Communications	3.9
U.S. Treasury Notes	3.7
Federal Home Loan Mortgage Corporation	3.0
Basic Materials	2.5
Consumer, Non-cyclical	2.1
Utilities	1.6
Asset-Backed Securities	1.4
Energy	1.3
Government National Mortgage Association	1.0
Technology	0.8
Industrial	0.7
Consumer, Cyclical	0.7
Automobile Asset-Backed Securities	0.6
U.S. Government Agency Obligations	0.6
Interest Rate Swaptions	0.5
Credit Card Asset-Backed Securities	0.4
U.S. Treasury Bonds	0.3

See Accompanying Notes to Financial Statements

107

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

Structured Products	0.1
Consumer Discretionary	0.0
Materials	0.0
Options on Currencies	0.0
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(12.9)
Net Assets	100.0%

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$12,900,045	$324,287	$-	$640,863	$13,865,195	$324,287	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	40,986,686	1,174,126	(5,945,123)	2,811,987	39,027,676	1,174,126	(95,122)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	33,646,283	562,199	-	1,406,618	35,615,100	562,199	-	-
Voya High Yield Bond Fund - Class P	6,279,952	10,149,808	-	175,531	16,605,291	347,124	-	-
	$93,812,966	$12,210,420	$(5,945,123)	$5,034,999	$105,113,262	$2,407,736	$(95,122)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$1,544,117
Foreign exchange contracts	Investments in securities at value*	141,523
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,574,840
Interest rate contracts	Net Assets- Unrealized appreciation**	282,614
Interest rate contracts	Net Assets- Unrealized appreciation***	574,546
Total Asset Derivatives		$6,117,640

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,125,875
Interest rate contracts	Net Assets- Unrealized depreciation**	142,337
Interest rate contracts	Net Assets- Unrealized depreciation***	146,105
Foreign exchange contracts	Written options, at fair value	72,928
Interest rate contracts	Written options, at fair value	795,107
Total Liability Derivatives		$6,282,352

* Includes purchased options.

** Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

*** Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current day's variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

See Accompanying Notes to Financial Statements

108

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Foreign currency
Derivatives not accounted for as hedging instruments	Investments*	related transactions**	Futures	Swaps	Written options	Total

Credit Contract	$-	$-	$-	128,018	$-	$128,018
Foreign exchange contracts	(505,547)	(54,383)	-	-	55,435	(504,495)
Interest rate contracts	309,625	-	(1,446,687)	(237,644)	(221,622)	(1,596,328)
Total	$(195,922)	$(54,383)	$(1,446,687)	$(109,626)	$(166,187)	$(1,972,805)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**		Futures	Swaps	Written options	Total

Credit contracts	$-	$		$-	$-	$-	$-
Foreign exchange contracts	(240,659)		(820,935)	-	-	238,717	(822,877)
Interest rate contracts	157,262		-	(116,141)	739,699	(238,474)	542,346
Total	$(83,397)		$(820,935)	$(116,141)	$739,699	$243	$(280,531)

* Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

** Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Purchased options	$117,752	$187,759	$-	$23,771	$-	$-	$1,356,358	$-	$1,685,640
Forward foreign currency contracts	1,367,784	792,261	41,191	631,584	289,645	64,592	223,924	163,859	3,574,840
Total Assets	$1,485,536	$980,020	$41,191	$655,355	$289,645	$64,592	$1,580,282	$163,859	$5,260,480

Liabilities:
Forward foreign currency contracts	$1,846,889	$471,610	$832,129	$1,339,802	$87,944	$80,825	$58,834	$407,842	$5,125,875
Written options	18,602	-	-	54,326	-	-	795,107	-	868,035
Total Liabilities	$1,865,491	$471,610	$832,129	$1,394,128	$87,944	$80,825	$853,941	$407,842	$5,993,910

Net OTC derivative instruments by counterparty, at fair value	$(379,955)	$508,410	$(790,938)	$(738,773)	$201,701	$(16,233)	$726,341	$(243,983)	(733,430)

Total collateral pledged by the Portfolio/(Received from counterparty)	$1,240,000	$-	$-	$-	$-	$-	$-	$-	$1,240,000

Net Exposure(1)	$860,045	$508,410	$(790,938)	$(738,773)	$201,701	$(16,233)	$726,341	$(243,983)	$506,570

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

109

VY American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 10.0%
161,579		ADT Corp.	5,645,570	1.4
9,800		AMC Entertainment Holdings, Inc.	243,726	0.1
6,725		Autoliv, Inc.	716,750	0.2
7,100	@	Bally Technologies, Inc.	466,612	0.1
14,350	@	Bed Bath & Beyond, Inc.	823,403	0.2
57,527		Carnival Corp.	2,165,892	0.5
8,500	@	Cavco Industries, Inc.	725,050	0.2
6,500	L	CBS Outdoor Americas, Inc.	212,420	0.1
12,602		Century Communities, Inc.	279,134	0.1
9,200		ClubCorp Holdings, Inc.	170,568	0.0
16,802		Coach, Inc.	574,460	0.1
9,600	@,L	Conn's, Inc.	474,144	0.1
9,000		Cooper Tire & Rubber Co.	270,000	0.1
42,971		CST Brands, Inc.	1,482,500	0.4
32,700		Culp, Inc.	569,307	0.1
107,900		Cumulus Media, Inc.	711,061	0.2
23,600		Dana Holding Corp.	576,312	0.1
19,800		Destination Maternity Corp.	450,846	0.1
23,000		Einstein Noah Restaurant Group, Inc.	369,380	0.1
78,000	@	Entercom Communications Corp.	836,940	0.2
261,600		Entravision Communications Corp.	1,627,152	0.4
7,000	@	EW Scripps Co.	148,120	0.0
16,477		Family Dollar Stores, Inc.	1,089,789	0.3
2,900		Group 1 Automotive, Inc.	244,499	0.1
16,900		Harte-Hanks, Inc.	121,511	0.0
3,200	@	Helen of Troy Ltd.	194,016	0.1
103,650		International Game Technology	1,649,072	0.4
50,500	@	Journal Communications, Inc.	447,935	0.1
19,400	@	Libbey, Inc.	516,816	0.1
21,200		LIN Media LLC	577,700	0.2
94,689		Lowe's Cos., Inc.	4,544,125	1.1
17,100		Malibu Boats, Inc.	343,710	0.1
22,400		MarineMax, Inc.	374,976	0.1
11,277	@	Markit Ltd.	304,253	0.1
10,100		Michaels Cos, Inc./The	172,205	0.0
22,800		Movado Group, Inc.	950,076	0.2
7,400	L	Nexstar Broadcasting Group, Inc.	381,914	0.1
26,200		Orbitz Worldwide, Inc.	233,180	0.1
13,900	@	Orient-Express Hotels Ltd.	202,106	0.1
20,800	L	Papa Murphy's Holdings, Inc.	199,264	0.1
15,500		Penske Auto Group, Inc.	767,250	0.2
78,800	@	Scientific Games Corp.	876,256	0.2
9,900		Shutterfly, Inc.	426,294	0.1
14,400		Sotheby's	604,656	0.2
18,900	@	Steiner Leisure Ltd.	818,181	0.2
23,500		Superior Industries International	484,570	0.1
48,039		Target Corp.	2,783,860	0.7
20,900		Tower International, Inc.	769,956	0.2
			39,617,517	10.0

		Consumer Staples: 5.1%
27,730		Campbell Soup Co.	1,270,311	0.3
42,800		Central Garden & Pet Co.	393,760	0.1
83,096		ConAgra Foods, Inc.	2,466,289	0.6
11,317		Dr Pepper Snapple Group, Inc.	662,950	0.2
31,940		General Mills, Inc.	1,678,128	0.4
18,577		Groupe Danone	1,381,357	0.3
10,318		Hillshire Brands Co.	642,811	0.2
15,193		JM Smucker Co.	1,619,118	0.4
21,028		Kellogg Co.	1,381,540	0.3
24,252		Kraft Foods Group, Inc.	1,453,907	0.4
39,431		Mondelez International, Inc.	1,483,000	0.4
6,700		Snyders-Lance, Inc.	177,282	0.0
4,200		Spectrum Brands Holdings, Inc.	361,326	0.1
120,830		Sysco Corp.	4,525,084	1.1
2,400		TreeHouse Foods, Inc.	192,168	0.1
14,200		Village Super Market	335,546	0.1
8,700		Weis Markets, Inc.	397,851	0.1
			20,422,428	5.1

		Energy: 7.3%
50,000	L	Alpha Natural Resources, Inc.	185,500	0.0
41,515		Apache Corp.	4,177,239	1.0
46,400		Ardmore Shipping Corp.	641,712	0.2
4,800		Bonanza Creek Energy, Inc.	274,512	0.1
4,200		Bristow Group, Inc.	338,604	0.1
20,244	@	Cameron International Corp.	1,370,721	0.3
5,700		Delek US Holdings, Inc.	160,911	0.0
27,689		Devon Energy Corp.	2,198,507	0.5
26,200	@,L	Energy XXI Bermuda Ltd.	619,106	0.1
10,900		Gulfmark Offshore, Inc.	492,462	0.1
8,800	@	Helix Energy Solutions Group, Inc.	231,528	0.1
70,900		Hercules Offshore, Inc.	285,018	0.1
10,400		Hornbeck Offshore Services, Inc.	487,968	0.1
23,400		Hugoton Royalty Trust	256,932	0.1
140,011		Imperial Oil Ltd.	7,378,116	1.9
22,100		Jones Energy, Inc.	453,050	0.1
20,190		Murphy Oil Corp.	1,342,231	0.3
29,300	@	Nordic American Tankers Ltd.	279,229	0.1
26,100		Northern Tier Energy L.P.	697,914	0.2
33,500		Pacific Coast Oil Trust	437,510	0.1

See Accompanying Notes to Financial Statements

110

VY American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

11,600		PBF Energy, Inc.	309,140	0.1
3,062		PBF Logistics L.P.	84,266	0.0
43,200	@	Penn Virginia Corp.	732,240	0.2
6,400		Rosetta Resources, Inc.	351,040	0.1
49,000	@	Scorpio Tankers, Inc.	498,330	0.1
53,690	@	Southwestern Energy Co.	2,442,358	0.6
20,200	@	Tetra Technologies, Inc.	237,956	0.1
35,600	@	Vaalco Energy, Inc.	257,388	0.1
7,400		Western Refining, Inc.	277,870	0.1
26,965		Williams Partners L.P.	1,463,930	0.4
			28,963,288	7.3

		Financials: 27.3%
27,918	@	ACE Ltd.	2,895,097	0.7
21,530		Aflac, Inc.	1,340,242	0.3
28,202		Allstate Corp.	1,656,021	0.4
18,400		American Campus Communities, Inc.	703,616	0.2
8,200		American Equity Investment Life Holding Co.	201,720	0.0
1,100		American National Bankshares, Inc.	23,903	0.0
204,507		Annaly Capital Management, Inc.	2,337,515	0.6
27,500		Apollo Commercial Real Estate Finance, Inc.	453,475	0.1
34,300		Ares Management L.P.	657,874	0.2
9,000	@	Argo Group International Holdings Ltd.	459,990	0.1
33,700		Armada Hoffler Properties, Inc.	326,216	0.1
33,441		Arthur J. Gallagher & Co.	1,558,351	0.4
9,099	@	Aspen Insurance Holdings Ltd.	413,277	0.1
26,400		Associated Estates Realty Corp.	475,728	0.1
32,300		Astoria Financial Corp.	434,435	0.1
24,591		Baldwin & Lyons, Inc.	637,890	0.2
10,098		Bank of Hawaii Corp.	592,652	0.1
51,300		BankUnited, Inc.	1,717,524	0.4
9,500		Blackstone Mortgage Trust, Inc.	275,500	0.1
21,583		BOK Financial Corp.	1,437,428	0.4
45,663		Brown & Brown, Inc.	1,402,311	0.4
78,500		Campus Crest Communities, Inc.	679,810	0.2
57,235		Capitol Federal Financial, Inc.	695,978	0.2
81,225		Capstead Mortgage Corp.	1,068,109	0.3
17,900		CBL & Associates Properties, Inc.	340,100	0.1
23,800		Chatham Lodging Trust	521,220	0.1
87,000		Chimera Investment Corp.	277,530	0.1
25,429		Chubb Corp.	2,343,791	0.6
27,500		CNO Financial Group, Inc.	489,500	0.1
13,600		Colony Financial, Inc.	315,792	0.1
31,176		Comerica, Inc.	1,563,788	0.4
85,499		Commerce Bancshares, Inc.	3,975,703	1.0
23,400		Compass Diversified Trust	424,710	0.1
86,587		Corrections Corp. of America	2,844,383	0.7
29,746		Cullen/Frost Bankers, Inc.	2,362,427	0.6
27,000		DiamondRock Hospitality Co.	346,140	0.1
26,400		Dime Community Bancshares	416,856	0.1
3,632	@	Eagle Bancorp, Inc.	122,580	0.0
90,318		Empire State Realty Trust, Inc.	1,490,247	0.4
5,700	@	Endurance Specialty Holdings Ltd.	294,063	0.1
8,200		EPR Properties	458,134	0.1
34,200		Excel Trust, Inc.	455,886	0.1
49,800		First Horizon National Corp.	590,628	0.1
18,800		First Interstate Bancsystem, Inc.	510,984	0.1
19,700		First NBC Bank Holding Co.	660,147	0.2
33,300		FirstMerit Corp.	657,675	0.2
9,200		Flushing Financial Corp.	189,060	0.0
57,300		FNB Corp.	734,586	0.2
29,702		Franklin Resources, Inc.	1,717,964	0.4
43,800		Fulton Financial Corp.	542,682	0.1
4,100		Hanover Insurance Group, Inc.	258,915	0.1
22,700		Hatteras Financial Corp.	449,687	0.1
65,501		HCC Insurance Holdings, Inc.	3,205,619	0.8
20,100		Heritage Financial Corp.	323,409	0.1
33,800		Hersha Hospitality Trust	226,798	0.1
9,000		Highwoods Properties, Inc.	377,550	0.1
31,400		Home Bancshares, Inc.	1,030,548	0.3
4,600		Infinity Property & Casualty Corp.	309,258	0.1
57,877		Keycorp	829,377	0.2
9,684		Lakeland Financial Corp.	369,541	0.1
16,000		LaSalle Hotel Properties	564,640	0.1
23,100		Lexington Realty Trust	254,331	0.1
30,728		LPL Financial Holdings, Inc.	1,528,411	0.4
30,511		M&T Bank Corp.	3,784,889	0.9
17,800		Mack-Cali Realty Corp.	382,344	0.1
23,500		Manning & Napier, Inc.	405,610	0.1
15,500		MB Financial, Inc.	419,275	0.1
28,600		Medical Properties Trust, Inc.	378,664	0.1
23,362		Metlife, Inc.	1,297,993	0.3
67,200		MFA Mortgage Investments, Inc.	551,712	0.1
24,300	@	MGIC Investment Corp.	224,532	0.1
7,200	L	National Bankshares, Inc.	222,408	0.1

See Accompanying Notes to Financial Statements

111

VY American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

45,900		New Residential Investment Corp.	289,170	0.1
122,303		Northern Trust Corp.	7,853,076	2.0
39,100		OFG Bancorp	719,831	0.2
34,100		Oritani Financial Corp.	524,799	0.1
52,800		Park Sterling Corp.	347,952	0.1
16,800		Pennsylvania Real Estate Investment Trust	316,176	0.1
14,900		Pennymac Mortgage Investment Trust	326,906	0.1
183,219		People's United Financial, Inc.	2,779,432	0.7
16,400		PHH Corp.	376,872	0.1
170,313		Piedmont Office Realty Trust, Inc.	3,225,728	0.8
3,800	@	Platinum Underwriters Holdings Ltd.	246,430	0.1
35,600		PNC Financial Services Group, Inc.	3,170,180	0.8
17,600	@	Popular, Inc.	601,568	0.1
22,000		PrivateBancorp, Inc.	639,320	0.2
3,700		Prosperity Bancshares, Inc.	231,620	0.1
9,500		Provident Financial Services, Inc.	164,540	0.0
17,100		Radian Group, Inc.	253,251	0.1
37,993		Reinsurance Group of America, Inc.	2,997,648	0.8
8,300		RLJ Lodging Trust	239,787	0.1
34,600		Rouse Properties, Inc.	592,006	0.1
6,133		Sabra Healthcare REIT, Inc.	176,078	0.0
6,699		ServisFirst Bancshares, Inc.	578,995	0.1
5,600		Solar Capital Ltd.	119,168	0.0
15,961	L	Southside Bancshares, Inc.	462,231	0.1
27,411		State Street Corp.	1,843,664	0.5
60,500		Summit Hotel Properties, Inc.	641,300	0.2
8,200		Sun Communities, Inc.	408,688	0.1
40,400		Sunstone Hotel Investors, Inc.	603,172	0.1
54,032		SunTrust Bank	2,164,522	0.5
11,602		Symetra Financial Corp.	263,829	0.1
24,400		TCF Financial Corp.	399,428	0.1
22,000		Texas Capital Bancshares, Inc.	1,186,900	0.3
18,314		Travelers Cos., Inc.	1,722,798	0.4
50,400		Two Harbors Investment Corp.	528,192	0.1
10,600		United Fire Group, Inc.	310,792	0.1
49,916		UnumProvident Corp.	1,735,080	0.4
29,800		Urstadt Biddle Properties, Inc.	622,224	0.2
6,200		Validus Holdings Ltd.	237,088	0.1
99,900		Valley National Bancorp.	990,009	0.2
14,400		ViewPoint Financial Group	387,504	0.1
17,300		Washington Real Estate Investment Trust	449,454	0.1
41,875		Westamerica Bancorp.	2,189,225	0.5
			108,403,382	27.3
		Health Care: 9.5%
29,825		Agilent Technologies, Inc.	1,713,148	0.4
46,400		AMN Healthcare Services, Inc.	570,720	0.1
6,402		Becton Dickinson & Co.	757,357	0.2
11,966	@	Bio-Rad Laboratories, Inc.	1,432,450	0.4
126,360	@	Boston Scientific Corp.	1,613,617	0.4
30,976		Cardinal Health, Inc.	2,123,714	0.5
85,514		CareFusion Corp.	3,792,546	0.9
13,264		Cigna Corp.	1,219,890	0.3
33,000	@	Haemonetics Corp.	1,164,240	0.3
13,700	@	Hanger Orthopedic Group, Inc.	430,865	0.1
6,500		Healthsouth Corp.	233,155	0.1
6,900		Hill-Rom Holdings, Inc.	286,419	0.1
54,370		Hospira, Inc.	2,792,987	0.7
4,800	@	Integra LifeSciences Holdings Corp.	225,888	0.1
47,726		LifePoint Hospitals, Inc.	2,963,785	0.7
4,300		Magellan Health Services, Inc.	267,632	0.1
14,800		MedAssets, Inc.	338,032	0.1
44,287		Medtronic, Inc.	2,823,739	0.7
4,311		National Healthcare Corp.	242,666	0.1
8,900	@	Orthofix International NV	322,625	0.1
48,764		Patterson Cos., Inc.	1,926,666	0.5
4,800		PharMerica Corp.	137,232	0.0
62,486		Quest Diagnostics	3,667,303	0.9
13,248		Steris Corp.	708,503	0.2
24,790		Stryker Corp.	2,090,293	0.5
10,558		Utah Medical Products, Inc.	543,103	0.1
13,691	@	Waters Corp.	1,429,888	0.4
4,800		WellCare Health Plans, Inc.	358,368	0.1
15,096		Zimmer Holdings, Inc.	1,567,871	0.4
			37,744,702	9.5

		Industrials: 11.7%
6,500		AAR Corp.	179,140	0.0
46,200	@	Aegean Marine Petroleum Network, Inc.	466,158	0.1
30,600		Albany International Corp.	1,161,576	0.3
17,200		American Science & Engineering, Inc.	1,196,948	0.3
11,400	@	American Woodmark Corp.	363,318	0.1
313,711		BAE Systems PLC	2,323,562	0.6
22,800		Briggs & Stratton Corp.	466,488	0.1
37,100		CDI Corp.	534,611	0.1
18,000		Celadon Group, Inc.	383,760	0.1
24,755		Continental Building Products, Inc.	381,227	0.1
28,100		Dynamic Materials Corp.	621,853	0.2
6,300		EnPro Industries, Inc.	460,908	0.1
112,013		Exelis, Inc.	1,901,981	0.5
13,776		General Dynamics Corp.	1,605,593	0.4
65,800		Global Brass & Copper Holdings, Inc.	1,112,020	0.3

See Accompanying Notes to Financial Statements

112

VY American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

60,100		GrafTech International Ltd.	628,646	0.2
28,300	@	Great Lakes Dredge & Dock Corp.	226,117	0.1
16,746		Hardinge, Inc.	211,837	0.1
17,800	@	JetBlue Airways Corp.	193,130	0.1
11,100		Kadant, Inc.	426,795	0.1
8,200		Kaman Corp.	350,386	0.1
11,700		Kennametal, Inc.	541,476	0.1
13,300	L	Keyw Holding Corp.	167,181	0.0
41,600		Kforce, Inc.	900,640	0.2
113,721		Koninklijke Philips NV	3,609,313	0.9
20,600		Marten Transport Ltd.	460,410	0.1
43,800		Multi-Color Corp.	1,752,438	0.4
27,300	@	NCI Building Systems, Inc.	530,439	0.1
6,088		Northrop Grumman Corp.	728,307	0.2
13,600		Northwest Pipe Co.	548,488	0.1
13,135		Regal-Beloit Corp.	1,031,886	0.3
232,773		Republic Services, Inc.	8,838,391	2.2
3,400		Rexnord Corp.	95,710	0.0
16,316		Rockwell Collins, Inc.	1,274,932	0.3
45,561		Southwest Airlines Co.	1,223,768	0.3
20,449		Stanley Black & Decker, Inc.	1,795,831	0.5
41,634		Textron, Inc.	1,594,166	0.4
56,782	@	Tyco International Ltd.	2,589,259	0.7
16,800		URS Corp.	770,280	0.2
28,412		Waste Management, Inc.	1,270,869	0.3
58,396		Werner Enterprises, Inc.	1,548,078	0.4
			46,467,916	11.7

		Information Technology: 8.9%
237,606		Applied Materials, Inc.	5,358,015	1.3
11,200	@	AVG Technologies	225,456	0.1
13,900		BroadSoft, Inc.	366,821	0.1
17,800		CommScope Holding Co., Inc.	411,714	0.1
66,100		Compuware Corp.	660,339	0.2
18,600		Cypress Semiconductor Corp.	202,926	0.1
50,200		EVERTEC, Inc.	1,216,848	0.3
10,900		Everyday Health, Inc.	201,432	0.0
70,400	@	Exar Corp.	795,520	0.2
25,700		Fairchild Semiconductor International, Inc.	400,920	0.1
10,287		Harris Corp.	779,240	0.2
18,200		Ingram Micro, Inc.	531,622	0.1
35,582		KLA-Tencor Corp.	2,584,677	0.6
50,100	@	Kulicke & Soffa Industries, Inc.	714,426	0.2
27,890		Maxim Integrated Products	942,961	0.2
57,300		Mentor Graphics Corp.	1,235,961	0.3
21,252		Microchip Technology, Inc.	1,037,310	0.3
24,777	@	Micron Technology, Inc.	816,402	0.2
25,602		MKS Instruments, Inc.	799,807	0.2
51,900	@	MoneyGram International, Inc.	764,487	0.2
24,200		Nanometrics, Inc.	441,650	0.1
56,400	@	Polycom, Inc.	706,692	0.2
43,300	@	Riverbed Technolgoy, Inc.	893,279	0.2
17,837		Sandisk Corp.	1,862,718	0.5
19,100	@	Semtech Corp.	499,465	0.1
71,900		Silicon Graphics International Corp.	691,678	0.2
14,400	@	SYKES Enterprises, Inc.	312,912	0.1
30,857	@	TE Connectivity Ltd.	1,908,197	0.5
167,685		Teradyne, Inc.	3,286,626	0.8
49,600		TTM Technologies, Inc.	406,720	0.1
6,400		VeriFone Holdings, Inc.	235,200	0.1
44,988		Western Digital Corp.	4,152,392	1.0
			35,444,413	8.9

		Materials: 5.3%
9,200		Allegheny Technologies, Inc.	414,920	0.1
47,300	@	AM Castle & Co.	522,192	0.1
48,924		Bemis Co., Inc.	1,989,250	0.5
61,600		Berry Plastics Group, Inc.	1,589,280	0.4
6,000		Boise Cascade Co.	171,840	0.0
10,300	@	Century Aluminum Co.	161,504	0.0
30,600		Chemtura Corp.	799,578	0.2
5,400	@	Clearwater Paper Corp.	333,288	0.1
4,500		Compass Minerals International, Inc.	430,830	0.1
59,783	@	Constellium NV - Class A	1,916,643	0.5
88,500		Graphic Packaging Holding Co.	1,035,450	0.3
10,338		Hawkins, Inc.	383,953	0.1
14,700		Haynes International, Inc.	831,873	0.2
37,300		Horsehead Holding Corp.	681,098	0.2
17,700		Innophos Holdings, Inc.	1,018,989	0.3
19,400	@	KapStone Paper and Packaging Corp.	642,722	0.2
13,300		Kronos Worldwide, Inc.	208,411	0.1
23,300	@	LSB Industries, Inc.	970,911	0.2
2,700		Minerals Technologies, Inc.	177,066	0.0
45,959		Newmont Mining Corp.	1,169,197	0.3
51,189		Nucor Corp.	2,521,058	0.6
3,300		Sensient Technologies Corp.	183,876	0.0
33,958		Sonoco Products Co.	1,491,775	0.4
38,800	@	Tronox Ltd. - CL A	1,043,720	0.3
31,372		Wausau Paper Corp.	339,445	0.1
			21,028,869	5.3

		Telecommunication Services: 0.9%
50,556		CenturyTel, Inc.	1,830,127	0.4
48,328		Rogers Communications, Inc.	1,944,805	0.5
			3,774,932	0.9

		Utilities: 11.0%
13,200		Allete, Inc.	677,820	0.2
43,438		Ameren Corp.	1,775,745	0.5
15,111		Artesian Resources Corp.	339,695	0.1
39,442		Atmos Energy Corp.	2,106,203	0.5
23,000		Avista Corp.	770,960	0.2
7,400		Black Hills Corp.	454,286	0.1

See Accompanying Notes to Financial Statements

113

VY American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

57,938		Consolidated Edison, Inc.	3,345,340	0.8
41,846		Edison International	2,431,671	0.6
20,200		El Paso Electric Co.	812,242	0.2
143,576		Great Plains Energy, Inc.	3,857,887	1.0
109,401		Laclede Group, Inc.	5,311,419	1.3
30,780		Northeast Utilities	1,454,971	0.4
46,721		NorthWestern Corp.	2,438,369	0.6
65,386		Pacific Gas & Electric Co.	3,139,836	0.8
42,623		Portland General Electric Co.	1,477,739	0.4
4,900		South Jersey Industries, Inc.	296,009	0.1
55,195		Southern Co.	2,504,749	0.6
13,800		UIL Holdings Corp.	534,198	0.1
127,309		Westar Energy, Inc.	4,861,931	1.2
36,828		WGL Holdings, Inc.	1,587,287	0.4
107,956		Xcel Energy, Inc.	3,479,422	0.9
			43,657,779	11.0

		Total Common Stock
		(Cost $335,180,720)	385,525,226	97.0

EXCHANGE-TRADED FUNDS: 1.8%
97,065		iShares Russell Midcap Value Index Fund	7,047,890	1.8

		Total Exchange-Traded Funds
		(Cost $6,711,223)	7,047,890	1.8

PREFERRED STOCK: 0.1%
		Consumer Discretionary: 0.1%
13,300		Beazer Homes USA, Inc.	428,127	0.1

		Consumer Staples: 0.0%
195	@,P	Universal Corp.	246,114	0.0

		Total Preferred Stock
		(Cost $607,234)	674,241	0.1

		Total Long-Term Investments
		(Cost $342,499,177)	393,247,357	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
		Securities Lending Collateralcc(1): 0.7%
651,718		Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $651,720, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $664,752, due 07/15/14-04/20/64)	651,718	0.2
890,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $890,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $907,800, due 12/31/17-04/15/28)	890,000	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14-07/15/56)	1,000,000	0.3
		2,541,718	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
4,049,565	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $4,049,565)	4,049,565	1.0

	Total Short-Term Investments
	(Cost $6,591,283)	6,591,283	1.7

	Total Investments in Securities (Cost $349,090,460)	$399,838,640	100.6
	Liabilities in Excess of Other Assets	(2,328,096)	(0.6)
	Net Assets	$397,510,544	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

114

VY American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Cost for federal income tax purposes is $351,956,012.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$54,737,867
Gross Unrealized Depreciation	(6,855,239)

Net Unrealized Appreciation	$47,882,628

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,222
Total Asset Derivatives		$1,222

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$99,703
Total Liability Derivatives		$99,703

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*

Foreign exchange contracts	$(91,018)
Total	$(91,018)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*

Foreign exchange contracts	$(30,814)
Total	$(30,814)

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Credit Suisse Group AG	JPMorgan Chase & Co	UBS AG	Totals
Assets:
Forward foreign currency contracts	$383	$-	$839	$1,222
Total Assets	383	-	839	1,222

Total asset derivative instruments subject to master netting agreements (1)	$-	$-	$-	$-

Liabilities:
Forward foreign currency contracts	$16,906	$51,472	$31,325	$99,703
Total Liabilities	16,906	51,472	31,325	99,703

Total liability derivative instruments subject to master netting agreements (1)	$-	$-	$-	$-

(1) At June 30, 2014, the Portfolio had not entered into any master netting agreements with its derivative counterparties as disclosed above. As such, the Portfolio did not have any amounts subject to offset. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

115

VY Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 26.1%
1,800,000	@	AO World PLC	7,955,530	0.7
429,000		Bright Horizons Family Solutions, Inc.	18,421,260	1.6
590,000		Choice Hotels International, Inc.	27,794,900	2.5
253,852		Container Store Group, Inc./The	7,052,009	0.6
271,000		DeVry, Inc.	11,474,140	1.0
300,000		Diamond Resorts International, Inc.	6,981,000	0.6
550,000		Dick's Sporting Goods, Inc.	25,608,000	2.3
313,000		DreamWorks Animation SKG, Inc.	7,280,380	0.7
420,000		Interval Leisure Group, Inc.	9,214,800	0.8
487,500	@	LKQ Corp.	13,011,375	1.2
139,500		Lumber Liquidators	10,595,025	1.0
761,383	@	Manchester United Plc.- Class A	13,286,133	1.2
152,713		Marriott Vacations Worldwide Corp.	8,953,563	0.8
163,000		Morningstar, Inc.	11,705,030	1.0
37,556		Noodles & Co.	1,291,551	0.1
140,730	@	Nord Anglia Education, Inc.	2,575,359	0.2
66,700	@	Panera Bread Co.	9,993,661	0.9
400,380		Penn National Gaming, Inc.	4,860,613	0.4
650,000	@	Pinnacle Entertainment, Inc.	16,367,000	1.5
123,000		Shutterstock, Inc.	10,206,540	0.9
525,000		Under Armour, Inc.	31,232,250	2.8
475,000		Vail Resorts, Inc.	36,660,500	3.3
			292,520,619	26.1

		Consumer Staples: 6.9%
63,294		Boston Beer Co., Inc.	14,147,475	1.3
203,500		Church & Dwight Co., Inc.	14,234,825	1.3
350,000		TreeHouse Foods, Inc.	28,024,500	2.5
317,641	@	United Natural Foods, Inc.	20,678,429	1.8
			77,085,229	6.9

		Energy: 8.0%
200,000		Atlas Energy L.P.	8,976,000	0.8
43,300		CARBO Ceramics, Inc.	6,673,396	0.6
80,000	@	Core Laboratories NV	13,364,800	1.2
116,500		Helmerich & Payne, Inc.	13,526,815	1.2
165,000		RSP Permian, Inc.	5,352,600	0.5
65,000	@	SEACOR Holdings, Inc.	5,346,250	0.5
55,000		SM Energy Co.	4,625,500	0.4
82,375		Susser Petroleum Partners L.P.	3,865,859	0.3
200,000		Targa Resources Corp.	27,914,000	2.5
			89,645,220	8.0

		Financials: 14.7%
17,700		Alexander's, Inc.	6,539,619	0.6
82,000		Alexandria Real Estate Equities, Inc.	6,366,480	0.6
115,000		American Assets Trust, Inc.	3,973,250	0.4
85,000		American Campus Communities, Inc.	3,250,400	0.3
195,000	@	Arch Capital Group Ltd.	11,200,800	1.0
272,255		Artisan Partners Asset Management, Inc.	15,431,413	1.4
318,000		Carlyle Group L.P.	10,799,280	1.0
425,000		Cohen & Steers, Inc.	18,436,500	1.6
490,500		Douglas Emmett, Inc.	13,841,910	1.2
131,000		Eaton Vance Corp.	4,950,490	0.4
213,288		Financial Engines, Inc.	9,657,681	0.9
504,411		Gaming and Leisure Properties, Inc.	17,134,842	1.5
175,000		LaSalle Hotel Properties	6,175,750	0.5
210,000		MSCI, Inc. - Class A	9,628,500	0.9
160,000		Oaktree Capital Group, LLC	7,998,400	0.7
390,000		Primerica, Inc.	18,661,500	1.7
			164,046,815	14.7

		Health Care: 8.7%
67,000	@	Brookdale Senior Living, Inc.	2,233,780	0.2
586,500	@	CFR Pharmaceuticals SA	19,226,232	1.7
435,000	@	Community Health Systems, Inc.	19,735,950	1.8
41,700	@	Edwards Lifesciences Corp.	3,579,528	0.3
122,200	@	Idexx Laboratories, Inc.	16,322,254	1.5
73,000		Mettler Toledo International, Inc.	18,482,140	1.6
47,008		Neogen Corp.	1,902,414	0.2
105,000		Techne Corp.	9,719,850	0.9
146,956		West Pharmaceutical Services, Inc.	6,198,604	0.5
			97,400,752	8.7

		Industrials: 17.6%
70,000	@	Advisory Board Co.	3,626,000	0.3
350,000		Air Lease Corp.	13,503,000	1.2
141,622		Badger Daylighting Ltd	4,665,211	0.4
316,225		Colfax Corp.	23,571,411	2.1
450,000	@	Copart, Inc.	16,182,000	1.4
157,000		CoStar Group, Inc.	24,832,690	2.2
372,500	@	Generac Holdings, Inc.	18,155,650	1.6
340,000	@	Genesee & Wyoming, Inc.	35,700,000	3.2
60,000		Landstar System, Inc.	3,840,000	0.3
318,000	@	Middleby Corp.	26,304,960	2.4
250,000		Mistras Group, Inc.	6,130,000	0.6
105,000		MSC Industrial Direct Co.	10,042,200	0.9
100,000		Trex Co., Inc.	2,882,000	0.3
50,000		Valmont Industries, Inc.	7,597,500	0.7
			197,032,622	17.6

		Information Technology: 13.5%
275,180		Advent Software, Inc.	8,962,613	0.8
239,000	@	Ansys, Inc.	18,120,980	1.6
151,205		Benefitfocus, Inc.	6,988,695	0.6
740,000		Booz Allen Hamilton Holding Corp.	15,717,600	1.4

See Accompanying Notes to Financial Statements

116

VY Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

125,000	Bottomline Technologies, Inc.	3,740,000	0.3
117,000	Concur Technologies, Inc.	10,920,780	1.0
85,000	Factset Research Systems, Inc.	10,223,800	0.9
400,200	@ Gartner, Inc.	28,222,104	2.5
165,000	Guidewire Software, Inc.	6,708,900	0.6
400,000	MAXIMUS, Inc.	17,208,000	1.6
350,000	Pegasystems, Inc.	7,392,000	0.7
385,000	SS&C Technologies Holdings, Inc.	17,024,700	1.5
		151,230,172	13.5

	Materials: 1.9%
425,000	@ Caesar Stone Sdot Yam Ltd.	20,859,000	1.9

	Telecommunication Services: 0.6%
864,615	Iridium Communications, Inc.	7,314,643	0.6

	Utilities: 1.6%
480,000	ITC Holdings Corp.	17,510,400	1.6

	Total Common Stock
	(Cost $563,332,852)	1,114,645,472	99.6

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
1,861,477	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $1,861,477)	1,861,477	0.2

	Total Short-Term Investments
	(Cost $1,861,477)	1,861,477	0.2

	Total Investments in Securities (Cost $565,194,329)	$1,116,506,949	99.8
	Assets in Excess of Other Liabilities	2,385,754	0.2
	Net Assets	$1,118,892,703	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $566,383,606.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$556,553,381
Gross Unrealized Depreciation	(6,430,038)

Net Unrealized Appreciation	$550,123,343

See Accompanying Notes to Financial Statements

117

VY Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 11.7%
87,013		ARAMARK Holdings Corp.	2,251,896	0.6
146,080		Comcast Corp. – Class A	7,841,574	2.1
78,000	@	Delphi Automotive PLC	5,361,720	1.5
31,360	@	DirecTV Group	2,665,914	0.7
48,620		Discovery Communications, Inc. - Class A	3,611,494	1.0
96,460		Hilton Worldwide Holdings, Inc.	2,247,518	0.6
54,340		Lowe's Cos., Inc.	2,607,777	0.7
81,208		Michaels Cos, Inc./The	1,384,596	0.4
21,135		Ralph Lauren Corp.	3,396,183	0.9
47,760	@	Urban Outfitters, Inc.	1,617,154	0.4
92,020		Viacom - Class B	7,980,895	2.1
12,983		Wynn Resorts Ltd.	2,694,751	0.7
			43,661,472	11.7

		Consumer Staples: 10.0%
117,150		CVS Caremark Corp.	8,829,596	2.4
17,400		Diageo PLC ADR	2,214,498	0.6
79,800		PepsiCo, Inc.	7,129,332	1.9
90,465		Philip Morris International, Inc.	7,627,104	2.0
94,841		Procter & Gamble Co.	7,453,554	2.0
56,230		Walgreen Co.	4,168,330	1.1
			37,422,414	10.0

		Energy: 10.3%
59,670	@	Cameron International Corp.	4,040,256	1.1
97,990		Canadian Natural Resources Ltd.	4,498,721	1.2
79,745		Chevron Corp.	10,410,710	2.8
40,855		ConocoPhillips	3,502,499	0.9
105,510		Halliburton Co.	7,492,265	2.0
92,438		Kinder Morgan, Inc.	3,351,802	0.9
42,830	@	Newfield Exploration Co.	1,893,086	0.5
45,250		Noble Energy, Inc.	3,505,065	0.9
			38,694,404	10.3

		Financials: 15.9%
55,825	@	Aon PLC	5,029,274	1.3
161,275		Bank of America Corp.	2,478,797	0.7
60,005	@	Berkshire Hathaway, Inc.	7,594,233	2.0
23,505		Blackrock, Inc.	7,512,198	2.0
224,595		Citigroup, Inc.	10,578,424	2.8
25,945		Goldman Sachs Group, Inc.	4,344,231	1.2
227,125		JPMorgan Chase & Co.	13,086,943	3.5
167,770		Wells Fargo & Co.	8,817,991	2.4
			59,442,091	15.9

		Health Care: 15.6%
171,000		Abbott Laboratories	6,993,900	1.9
65,470		Cardinal Health, Inc.	4,488,623	1.2
92,330		Celgene Corp.	7,929,300	2.1
37,440		Cigna Corp.	3,443,357	0.9
81,561		Covidien PLC	7,355,171	2.0
74,463		IMS Health Holdings, Inc.	1,912,210	0.5
89,940		Johnson & Johnson	9,409,523	2.5
67,345		Medtronic, Inc.	4,293,917	1.1
21,835	@	Perrigo Co. PLC	3,182,669	0.9
101,940		Pfizer, Inc.	3,025,579	0.8
23,565	@	Salix Pharmaceuticals Ltd.	2,906,743	0.8
11,625	@	Vertex Pharmaceuticals, Inc.	1,100,655	0.3
70,510		Zoetis, Inc.	2,275,358	0.6
			58,317,005	15.6

		Industrials: 12.5%
7,545		Dun & Bradstreet Corp.	831,459	0.2
110,060		Eaton Corp. PLC	8,494,431	2.3
16,320		FedEx Corp.	2,470,522	0.6
281,625		General Electric Co.	7,401,105	2.0
91,855		Honeywell International, Inc.	8,537,922	2.3
53,700	@	Jacobs Engineering Group, Inc.	2,861,136	0.8
29,100		Kansas City Southern	3,128,541	0.8
62,070		Nielsen Holdings NV	3,004,809	0.8
97,850	@	Tyco International Ltd.	4,461,960	1.2
50,270		United Technologies Corp.	5,803,671	1.5
			46,995,556	12.5

		Information Technology: 18.4%
212,520		Apple, Inc.	19,749,483	5.3
106,078		Broadcom Corp.	3,937,615	1.1
41,211	@	eBay, Inc.	2,063,023	0.5
148,340	@	Electronic Arts, Inc.	5,320,956	1.4
145,935		EMC Corp.	3,843,928	1.0
9,020		Google, Inc.	5,189,026	1.4
9,020		Google, Inc. – Class A	5,273,723	1.4
53,170		Hewlett-Packard Co.	1,790,766	0.5
66,480		Intuit, Inc.	5,353,634	1.4
76,625		Mastercard, Inc.	5,629,639	1.5
92,285		Microsoft Corp.	3,848,284	1.0
50,160		Qualcomm, Inc.	3,972,672	1.1
61,055		Skyworks Solutions, Inc.	2,867,143	0.8
			68,839,892	18.4

		Materials: 1.2%
34,625		Chemtura Corp.	904,751	0.2
70,675		Dow Chemical Co.	3,636,936	1.0
			4,541,687	1.2

		Telecommunication Services: 2.8%
212,669		Verizon Communications, Inc.	10,405,894	2.8

	Total Common Stock
	(Cost $306,376,252)		368,320,415	98.4

See Accompanying Notes to Financial Statements

118

VY Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Materials: –%
649,000	X	SINO Forest Corp. Escrow, 5.000%, 08/01/14	–	–

	Total Corporate Bonds/Notes
	(Cost $–)		–	–

	Total Investments in Securities (Cost $306,376,252)		$368,320,415	98.4
	Assets in Excess of Other Liabilities		6,019,426	1.6
	Net Assets		$374,339,841	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Cost for federal income tax purposes is $306,985,914.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$63,631,382
Gross Unrealized Depreciation	(2,296,881)

Net Unrealized Appreciation	$61,334,501

See Accompanying Notes to Financial Statements

119

VY Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Consumer Discretionary: 10.9%
74,000	@	American Axle & Manufacturing Holdings, Inc.	1,397,860	0.7
62,000	@	Christopher & Banks Corp.	543,120	0.2
71,000		Del Frisco's Restaurant Group, Inc.	1,956,760	0.9
75,000		Finish Line	2,230,500	1.1
30,000	@	Helen of Troy Ltd.	1,818,900	0.9
87,000		KB Home	1,625,160	0.8
100,000	@	Nord Anglia Education, Inc.	1,830,000	0.9
35,000		Skechers USA, Inc.	1,599,500	0.8
44,000		Sonic Automotive, Inc.	1,173,920	0.6
81,000	@	Sonic Corp.	1,788,480	0.9
195,000	@	Standard-Pacific Corp.	1,677,000	0.8
34,500	@	Tenneco, Inc.	2,266,650	1.1
71,000		Tower International, Inc.	2,615,640	1.2
			22,523,490	10.9

		Consumer Staples: 0.7%
19,900		Nu Skin Enterprises, Inc.	1,471,804	0.7

		Energy: 8.9%
50,000		Athlon Energy, Inc.	2,385,000	1.2
59,000		Basic Energy Services, Inc.	1,723,980	0.8
55,000		C&J Energy Services, Inc.	1,857,900	0.9
33,000		Delek US Holdings, Inc.	931,590	0.4
55,000	@	Goodrich Petroleum Corp.	1,518,000	0.7
28,500	@	Gulfport Energy Corp.	1,789,800	0.9
74,000	@	Helix Energy Solutions Group, Inc.	1,946,940	0.9
21,000		Hornbeck Offshore Services, Inc.	985,320	0.5
65,142		Parsley Energy, Inc.	1,567,968	0.8
30,000		PDC Energy, Inc.	1,894,500	0.9
83,000		Tesco Corp.	1,771,220	0.9
			18,372,218	8.9

		Financials: 32.3%
46,000		Altisource Residential Corp.	1,197,380	0.6
66,000		American Assets Trust, Inc.	2,280,300	1.1
90,000		American Equity Investment Life Holding Co.	2,214,000	1.1
53,000		Amerisafe, Inc.	2,155,510	1.0
55,000		Amtrust Financial Services, Inc.	2,299,550	1.1
92,372		Apollo Investment Corp.	795,323	0.4
34,277	@	Argo Group International Holdings Ltd.	1,751,897	0.8
83,000		Brandywine Realty Trust	1,294,800	0.6
103,000		CNO Financial Group, Inc.	1,833,400	0.9
55,000		Community Bank System, Inc.	1,991,000	1.0
80,000		CubeSmart	1,465,600	0.7
85,000		EverBank Financial Corp.	1,713,600	0.8
110,000		First Industrial Realty Trust, Inc.	2,072,400	1.0
70,000		FirstMerit Corp.	1,382,500	0.7
36,000		Highwoods Properties, Inc.	1,510,200	0.7
79,000	@	Hilltop Holdings, Inc.	1,679,540	0.8
53,000		Independent Bank Corp.	2,034,140	1.0
27,500		Kilroy Realty Corp.	1,712,700	0.8
43,000		LaSalle Hotel Properties	1,517,470	0.7
123,528		Medley Capital Corp.	1,613,276	0.8
140,000	@	MGIC Investment Corp.	1,293,600	0.6
81,312		Oritani Financial Corp.	1,251,392	0.6
54,800		Pennsylvania Real Estate Investment Trust	1,031,336	0.5
59,000		Pennymac Mortgage Investment Trust	1,294,460	0.6
53,700		PHH Corp.	1,234,026	0.6
63,000		PrivateBancorp, Inc.	1,830,780	0.9
34,000		Prosperity Bancshares, Inc.	2,128,400	1.0
49,930		QTS Realty Trust, Inc.	1,429,496	0.7
84,000		Radian Group, Inc.	1,244,040	0.6
73,000		Renasant Corp.	2,122,110	1.0
62,893		Sandy Spring Bancorp, Inc.	1,566,664	0.8
165,000		Sterling Bancorp/DE	1,980,000	1.0
146,233		Susquehanna Bancshares, Inc.	1,544,220	0.7
97,000		Symetra Financial Corp.	2,205,780	1.1
31,000		The Geo Group, Inc.	1,107,630	0.5
26,100		TriplePoint Venture Growth BDC Corp.	427,518	0.2
110,000		Umpqua Holdings Corp.	1,971,200	1.0
74,000		Union Bankshares Corp.	1,898,100	0.9
83,000		Western Alliance Bancorp.	1,975,400	1.0
139,300		Wilshire Bancorp., Inc.	1,430,611	0.7
29,900		Wintrust Financial Corp.	1,375,400	0.7
			66,856,749	32.3

		Health Care: 6.8%
25,000		Conmed Corp.	1,103,750	0.5
87,670	@	Healthways, Inc.	1,537,732	0.7
80,000		Kindred Healthcare, Inc.	1,848,000	0.9
45,000		LHC Group, Inc.	961,650	0.5
32,000		LifePoint Hospitals, Inc.	1,987,200	1.0
56,000		MedAssets, Inc.	1,279,040	0.6
70,600		PharMerica Corp.	2,018,454	1.0
125,000		Symmetry Medical, Inc.	1,107,500	0.5
62,000	@	VCA, Inc.	2,175,580	1.1
			14,018,906	6.8

		Industrials: 9.5%
15,000		Alaska Air Group, Inc.	1,425,750	0.7
43,000		Deluxe Corp.	2,518,940	1.2
39,000		EMCOR Group, Inc.	1,736,670	0.8

See Accompanying Notes to Financial Statements

120

VY Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

65,000		Heartland Express, Inc.	1,387,100	0.7
35,000	@	Mastec, Inc.	1,078,700	0.5
120,000	@	Navigant Consulting, Inc.	2,094,000	1.0
38,000		Steelcase, Inc.	574,940	0.3
89,000		Swift Transportation Co.	2,245,470	1.1
46,000		Trinity Industries, Inc.	2,011,120	1.0
10,300		United Rentals, Inc.	1,078,719	0.5
24,000		United Stationers, Inc.	995,280	0.5
31,000	@	USG Corp.	934,030	0.4
120,000	@	Wabash National Corp.	1,710,000	0.8
			19,790,719	9.5

		Information Technology: 13.4%
12,000		Anixter International, Inc.	1,200,840	0.6
38,000		Aruba Networks, Inc.	665,760	0.3
48,000		BroadSoft, Inc.	1,266,720	0.6
47,000	@	Ciena Corp.	1,018,020	0.5
145,000		Endurance International Group Holdings, Inc.	2,217,050	1.1
91,433		Envivio, Inc.	219,439	0.1
82,714		EPIQ Systems, Inc.	1,162,132	0.6
76,000		Fairchild Semiconductor International, Inc.	1,185,600	0.6
41,000	@	Finisar Corp.	809,750	0.4
186,000		Global Cash Access, Inc.	1,655,400	0.8
37,200	@	Insight Enterprises, Inc.	1,143,528	0.6
125,000	@	Integrated Device Technology, Inc.	1,932,500	0.9
90,000		Integrated Silicon Solution, Inc.	1,329,300	0.6
124,000		IXYS Corp.	1,527,680	0.7
144,000	@	Kulicke & Soffa Industries, Inc.	2,053,440	1.0
75,000		Mentor Graphics Corp.	1,617,750	0.8
100,000		Micrel, Inc.	1,128,000	0.5
20,000	@	Rogers Corp.	1,327,000	0.6
57,000		Rudolph Technologies, Inc.	563,160	0.3
99,084	@	Saba Software, Inc.	1,114,695	0.5
54,000		SunEdison, Inc.	1,220,400	0.6
62,000	@	Unisys Corp.	1,533,880	0.7
			27,892,044	13.4

		Materials: 9.1%
140,000	@	AK Steel Holding Corp.	1,114,400	0.5
29,000		Axiall Corp.	1,370,830	0.7
46,000		Boise Cascade Co.	1,317,440	0.6
26,500	@	Clearwater Paper Corp.	1,635,580	0.8
72,500	@	Constellium NV - Class A	2,324,350	1.1
66,000	@	KapStone Paper and Packaging Corp.	2,186,580	1.1
51,300		Materion Corp.	1,897,587	0.9
43,000		Neenah Paper, Inc.	2,285,450	1.1
40,000		OM Group, Inc.	1,297,200	0.6
80,000		Taminco Corp.	1,860,800	0.9
39,000		Worthington Industries	1,678,560	0.8
			18,968,777	9.1

		Utilities: 4.5%
72,000		Avista Corp.	2,413,440	1.2
34,500		New Jersey Resources Corp.	1,972,020	0.9
28,178	South Jersey Industries, Inc.	1,702,233	0.8
27,200	Southwest Gas Corp.	1,435,888	0.7
46,600	UIL Holdings Corp.	1,803,886	0.9
		9,327,467	4.5

	Total Common Stock
	(Cost $139,689,630)	199,222,174	96.1

SHORT-TERM INVESTMENTS: 3.6%
	Mutual Funds: 3.6%
7,408,242	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $7,408,242)	7,408,242	3.6

	Total Short-Term Investments
	(Cost $7,408,242)	7,408,242	3.6

	Total Investments in Securities (Cost $147,097,872)	$206,630,416	99.7
	Assets in Excess of Other Liabilities	526,635	0.3
	Net Assets	$207,157,051	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $147,669,214.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$61,012,626
Gross Unrealized Depreciation	(2,051,424)

Net Unrealized Appreciation	$58,961,202

See Accompanying Notes to Financial Statements

121

VY Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 14.3%
269,517		Carnival Corp.	10,147,315	1.7
158,758		Comcast Corp. – Class A	8,522,129	1.4
315,549		General Motors Co.	11,454,429	1.9
154,785		Johnson Controls, Inc.	7,728,415	1.3
119,860		Kohl's Corp.	6,314,225	1.1
114,596		Newell Rubbermaid, Inc.	3,551,330	0.6
77,162		Target Corp.	4,471,538	0.7
53,668		Time Warner Cable, Inc.	7,905,296	1.3
59,053		Time Warner, Inc.	4,148,473	0.7
7,381		Time, Inc.	178,768	0.0
238,225		Twenty-First Century Fox, Inc. Class B	8,154,442	1.4
151,856		Viacom - Class B	13,170,471	2.2
			85,746,831	14.3

		Consumer Staples: 4.6%
286,548		ConAgra Foods, Inc.	8,504,745	1.4
123,555		CVS Caremark Corp.	9,312,340	1.6
124,105		Mondelez International, Inc.	4,667,589	0.8
116,358		Unilever NV ADR	5,091,826	0.8
			27,576,500	4.6

		Energy: 17.7%
238,018		BP PLC ADR	12,555,450	2.1
61,157		Chevron Corp.	7,984,046	1.3
157,431		Halliburton Co.	11,179,175	1.9
128,166		Murphy Oil Corp.	8,520,476	1.4
61,870	@	Noble Corp. PLC	2,076,357	0.3
75,403		Occidental Petroleum Corp.	7,738,610	1.3
222,752		QEP Resources, Inc.	7,684,944	1.3
169,627		Royal Dutch Shell PLC - Class A ADR	13,972,176	2.3
345,251		Suncor Energy, Inc.	14,718,050	2.4
879,949	@	Weatherford International PLC	20,238,827	3.4
			106,668,111	17.7

		Financials: 23.9%
60,286		Aflac, Inc.	3,752,803	0.6
197,036		Allstate Corp.	11,569,954	1.9
625,824		Bank of America Corp.	9,618,915	1.6
344,910		Bank of New York Mellon Corp.	12,927,227	2.2
497,487		Citigroup, Inc.	23,431,638	3.9
314,840		Fifth Third Bancorp.	6,721,834	1.1
32,166		Goldman Sachs Group, Inc.	5,385,875	0.9
312,783		JPMorgan Chase & Co.	18,022,556	3.0
151,885		Metlife, Inc.	8,438,731	1.4
284,742		Morgan Stanley	9,205,709	1.5
106,960		PNC Financial Services Group, Inc.	9,524,788	1.6
102,702		State Street Corp.	6,907,736	1.1
22,552		Travelers Cos., Inc.	2,121,467	0.4
56,145		US Bancorp.	2,432,201	0.4
257,757		Wells Fargo & Co.	13,547,708	2.3
			143,609,142	23.9

		Health Care: 13.7%
137,227		Bristol-Myers Squibb Co.	6,656,882	1.1
40,116		Cardinal Health, Inc.	2,750,353	0.5
58,365	@	Express Scripts Holding Co.	4,046,445	0.7
54,801		GlaxoSmithKline PLC ADR	2,930,757	0.5
229,419		Merck & Co., Inc.	13,271,889	2.2
110,837		Novartis AG	10,037,220	1.7
308,445		Pfizer, Inc.	9,154,647	1.5
151,169		Roche Holding AG ADR	5,638,604	0.9
172,104		Sanofi-Aventis SA ADR	9,150,770	1.5
147,445		UnitedHealth Group, Inc.	12,053,629	2.0
62,847		WellPoint, Inc.	6,762,966	1.1
			82,454,162	13.7

		Industrials: 6.4%
95,738		Emerson Electric Co.	6,353,174	1.1
484,921		General Electric Co.	12,743,724	2.1
47,853		Honeywell International, Inc.	4,447,936	0.7
131,389	@	Ingersoll-Rand PLC - Class A	8,213,127	1.4
179,446		Textron, Inc.	6,870,987	1.1
			38,628,948	6.4

		Information Technology: 11.4%
64,535	@	Autodesk, Inc.	3,638,483	0.6
442,587		Cisco Systems, Inc.	10,998,287	1.8
95,624	@	Citrix Systems, Inc.	5,981,281	1.0
274,630		Corning, Inc.	6,028,129	1.0
171,658	@	eBay, Inc.	8,593,199	1.4
315,056		Hewlett-Packard Co.	10,611,086	1.8
191,015		Intel Corp.	5,902,364	1.0
250,646		Microsoft Corp.	10,451,938	1.7
124,995		Symantec Corp.	2,862,386	0.5
95,400	@	Yahoo!, Inc.	3,351,402	0.6
			68,418,555	11.4

		Materials: 2.2%
457,329		Alcoa, Inc.	6,809,629	1.1
123,907		International Paper Co.	6,253,586	1.1
			13,063,215	2.2

		Telecommunication Services: 1.7%
61,327		AT&T, Inc.	2,168,523	0.3
123,720		Verizon Communications, Inc.	6,053,619	1.0
94,491		Vivendi	2,312,343	0.4
			10,534,485	1.7

		Utilities: 2.5%
80,642		FirstEnergy Corp.	2,799,890	0.5
92,858		Pacific Gas & Electric Co.	4,459,041	0.7

See Accompanying Notes to Financial Statements

122

VY Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

212,561	PPL Corp.	7,552,293	1.3
		14,811,224	2.5

	Total Common Stock
	(Cost $420,888,926)	591,511,173	98.4

SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
16,059,810	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $16,059,810)	16,059,810	2.7

	Total Short-Term Investments
	(Cost $16,059,810)	16,059,810	2.7

	Total Investments in Securities (Cost $436,948,736)	$607,570,983	101.1
	Liabilities in Excess of Other Assets	(6,633,586)	(1.1)
	Net Assets	$600,937,397	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $457,650,151.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$171,424,091
Gross Unrealized Depreciation	(21,503,259)

Net Unrealized Appreciation	$149,920,832

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$835,455
Total Liability Derivatives		$835,455

See Accompanying Notes to Financial Statements

123

VY Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Foreign currency related
Derivatives not accounted for as hedging instruments	transactions*

Foreign exchange contracts	$168,953
Total	$168,953

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Foreign currency related
Derivatives not accounted for as hedging instruments	transactions*

Foreign exchange contracts	$(708,416)
Total	$(708,416)

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Barclays Bank PLC	CIBC World Markets	Deutsche Bank AG	Goldman Sachs & Co.	Royal Bank of Canada	Totals

Liabilities:
Forward foreign currency contracts	$196,503	$191,805	$191,207	$197,167	$58,773	$835,455
Total Liabilities	$196,503	$191,805	$191,207	$197,167	$58,773	$835,455

Net OTC derivative instruments by counterparty, at fair value	$(196,503)	$(191,805)	$(191,207)	$(197,167)	$(58,773)	(835,455)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(196,503)	$(191,805)	$(191,207)	$(197,167)	$(58,773)	$(835,455)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

124

VY Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 62.2%
		Consumer Discretionary: 6.7%
245,437		Abercrombie & Fitch Co.	10,615,150	0.8
327,572		Carnival Corp.	12,333,086	0.9
266,254		Comcast Corp. – Class A	14,292,515	1.0
333,226		General Motors Co.	12,096,104	0.9
197,930		Thomson Reuters Corp.	7,206,392	0.5
98,058		Time Warner Cable, Inc.	14,443,943	1.0
76,792		Time Warner, Inc.	5,394,638	0.4
195,465		Viacom - Class B	16,952,679	1.2
			93,334,507	6.7

		Consumer Staples: 3.6%
198,473		Archer-Daniels-Midland Co.	8,754,644	0.6
1,026,996		Avon Products, Inc.	15,004,412	1.1
298,704		Mondelez International, Inc.	11,234,257	0.8
104,028		Procter & Gamble Co.	8,175,560	0.6
144,235		Unilever NV ADR	6,311,724	0.5
			49,480,597	3.6

		Energy: 7.8%
89,777		Anadarko Petroleum Corp.	9,827,888	0.7
111,070		Apache Corp.	11,175,864	0.8
199,679		Baker Hughes, Inc.	14,866,102	1.1
276,384		Canadian Natural Resources Ltd.	12,699,599	0.9
89,368		ExxonMobil Corp.	8,997,570	0.6
103,454		Occidental Petroleum Corp.	10,617,484	0.8
586,907		Royal Dutch Shell PLC - Class A	24,252,479	1.8
216,113		Total S.A.	15,635,713	1.1
			108,072,699	7.8

		Financials: 16.7%
93,185	@	Aon PLC	8,395,037	0.6
663,882		Bank of America Corp.	10,203,866	0.7
204,333		BB&T Corp.	8,056,850	0.6
505,834		Charles Schwab Corp.	13,622,110	1.0
2,731		Chubb Corp.	251,716	0.0
731,312		Citigroup, Inc.	34,444,795	2.5
96,986		CME Group, Inc.	6,881,157	0.5
182,764		Comerica, Inc.	9,167,442	0.7
365,353		Fifth Third Bancorp.	7,800,287	0.6
52,666		Goldman Sachs Group, Inc.	8,818,395	0.6
651,468		JPMorgan Chase & Co.	37,537,586	2.7
277,690		Marsh & McLennan Cos., Inc.	14,389,896	1.0
605,981		Morgan Stanley	19,591,366	1.4
138,492		Northern Trust Corp.	8,892,571	0.6
179,085		PNC Financial Services Group, Inc.	15,947,519	1.2
149,036		State Street Corp.	10,024,161	0.7
217,199		Wells Fargo & Co.	11,415,980	0.8
147,074	@	Willis Group Holdings PLC	6,368,304	0.5
			231,809,038	16.7

		Health Care: 8.3%
80,587		Amgen, Inc.	9,539,083	0.7
96,757		Bristol-Myers Squibb Co.	4,693,682	0.4
82,624		Cigna Corp.	7,598,929	0.6
182,817		Eli Lilly & Co.	11,365,733	0.8
33,138		Hospira, Inc.	1,702,299	0.1
114,965		Medtronic, Inc.	7,330,168	0.5
241,471		Merck & Co., Inc.	13,969,097	1.0
11,722		Novartis AG ADR	1,061,193	0.1
140,162		Novartis AG	12,692,845	0.9
224,318		Pfizer, Inc.	6,657,758	0.5
69,194		Sanofi	7,354,601	0.5
220,271		Teva Pharmaceutical Industries Ltd. ADR	11,546,606	0.8
108,210		UnitedHealth Group, Inc.	8,846,168	0.6
106,504		WellPoint, Inc.	11,460,896	0.8
			115,819,058	8.3

		Industrials: 5.9%
129,786		Caterpillar, Inc.	14,103,845	1.0
305,806		CSX Corp.	9,421,883	0.7
83,118		General Dynamics Corp.	9,687,403	0.7
858,702		General Electric Co.	22,566,688	1.6
175,300	@	Ingersoll-Rand PLC - Class A	10,958,003	0.8
339,535	@	Tyco International Ltd.	15,482,796	1.1
			82,220,618	5.9

		Information Technology: 8.6%
232,446	@	Adobe Systems, Inc.	16,819,793	1.2
234,377	@	Amdocs Ltd.	10,858,686	0.8
822,067		Applied Materials, Inc.	18,537,611	1.3
203,867		Broadcom Corp.	7,567,543	0.6
97,154	@	Citrix Systems, Inc.	6,076,983	0.4
537,261		Corning, Inc.	11,792,879	0.9
323,417	@	eBay, Inc.	16,190,255	1.2
75,616		Intel Corp.	2,336,534	0.2
240,364		Microsoft Corp.	10,023,179	0.7
495,132		Symantec Corp.	11,338,523	0.8
157,774		Texas Instruments, Inc.	7,540,019	0.5
			119,082,005	8.6

		Materials: 1.7%
211,870		Dow Chemical Co.	10,902,830	0.8
223,683		Freeport-McMoRan Copper & Gold, Inc.	8,164,429	0.6
20,631		PPG Industries, Inc.	4,335,605	0.3
			23,402,864	1.7

		Telecommunication Services: 1.6%
125,007		Orange SA	1,977,901	0.1
433,870	@	Koninklijke KPN NV	1,581,919	0.1
1,155,639	@	Telecom Italia S.p.A.	1,462,695	0.1
115,681		Telefonica S.A.	1,985,995	0.2
180,637		Verizon Communications, Inc.	8,838,568	0.6
208,849		Vodafone Group PLC ADR	6,973,468	0.5
			22,820,546	1.6

See Accompanying Notes to Financial Statements

125

VY Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

		Utilities: 1.3%
75,686		Edison International	4,398,113	0.3
124,743		Pacific Gas & Electric Co.	5,990,159	0.5
124,196		Pinnacle West Capital Corp.	7,183,497	0.5
			17,571,769	1.3

	Total Common Stock (Cost $709,222,280)		863,613,701	62.2

PREFERRED STOCK: 1.3%
		Energy: 0.6%
140,612	@,P	El Paso Energy Capital Trust I	7,775,843	0.6

		Financials: 0.7%
26,000		AMG Capital Trust II	1,639,625	0.1
56,155	@	Keycorp	7,359,113	0.5
20,000	P	State Street Corp.	524,000	0.0
27,000	P	Wells Fargo & Co.	700,380	0.1
			10,223,118	0.7

	Total Preferred Stock (Cost $14,833,757)		17,998,961	1.3

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.0%
		Basic Materials: 1.1%
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	386,524	0.0
555,000	#	Anglo American Capital PLC, 4.125%, 04/15/21	568,768	0.1
570,000		ArcelorMittal, 4.250%, 08/05/15	587,100	0.1
80,000		ArcelorMittal, 7.250%, 03/01/41	85,400	0.0
460,000		ArcelorMittal, 10.350%, 06/01/19	591,100	0.1
350,000		Barrick North America Finance, LLC, 5.700%, 05/30/41	361,453	0.0
285,000		Dow Chemical Co., 4.375%, 11/15/42	272,664	0.0
390,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	391,594	0.0
1,095,000	#	Glencore Funding LLC, 3.125%, 04/29/19	1,117,940	0.1
535,000	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	494,875	0.1
195,000		International Paper Co., 6.000%, 11/15/41	230,238	0.0
315,000		Monsanto Co., 2.125%, 07/15/19	315,769	0.0
215,000		Monsanto Co., 3.375%, 07/15/24	216,740	0.0
285,000		Monsanto Co., 3.600%, 07/15/42	251,788	0.0
770,000	#	Montell Finance Co. BV, 8.100%, 03/15/27	1,036,670	0.1
465,000		Newmont Mining Corp., 3.500%, 03/15/22	448,858	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	196,574	0.0
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	439,593	0.0
495,000		Southern Copper Corp., 5.250%, 11/08/42	457,222	0.0
75,000		Southern Copper Corp., 5.375%, 04/16/20	83,313	0.0
105,000		Southern Copper Corp., 6.750%, 04/16/40	115,141	0.0
835,000		Sunoco Logistics Partner, 5.300%, 04/01/44	880,381	0.1
550,000		Sunoco Logistics Partner, 5.500%, 02/15/30	624,163	0.1
2,801,000		United States Steel Corp., 2.750%, 04/01/19	3,492,497	0.3
420,000		Vale Overseas Ltd., 5.625%, 09/15/19	474,331	0.0
250,000		Vale SA, 5.625%, 09/11/42	246,175	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	323,713	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	328,672	0.0
			15,019,256	1.1

		Communications: 2.6%
225,000		America Movil S.A.B de CV, 2.375%, 09/08/16	231,633	0.0
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	431,666	0.0
101,000		AT&T, Inc., 5.350%, 09/01/40	110,079	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	322,818	0.0
4,000		AT&T, Inc., 8.000%, 11/15/31	5,882	0.0
460,000		Baidu, Inc., 3.250%, 08/06/18	476,346	0.1
365,000		British Telecommunications PLC, 1.250%, 02/14/17	365,512	0.0
3,428,000		Ciena Corp., 4.000%, 12/15/20	4,767,062	0.4
560,000		Comcast Corp., 4.250%, 01/15/33	576,266	0.1
550,000		Comcast Corp., 5.700%, 05/15/18	634,094	0.1
135,000		Comcast Corp., 6.450%, 03/15/37	172,503	0.0
340,000	#	Cox Communications, Inc., 4.700%, 12/15/42	331,347	0.0
106,000		Cox Communications, Inc., 5.450%, 12/15/14	108,345	0.0
1,210,000	#	Cox Communications, Inc., 8.375%, 03/01/39	1,703,472	0.1
345,000	#	Crown Castle Towers, LLC, 3.214%, 08/15/35	350,582	0.0
435,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/40	512,538	0.1

See Accompanying Notes to Financial Statements

126

VY Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

165,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/30	241,640	0.0
2,960,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	3,114,802	0.2
285,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	285,604	0.0
350,000		Grupo Televisa SAB, 5.000%, 05/13/45	352,447	0.0
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	290,087	0.0
370,000		Interpublic Group of Cos., Inc., 4.200%, 04/15/24	382,336	0.0
2,320,000	#	JDS Uniphase Corp., 0.625%, 08/15/33	2,331,600	0.2
230,000		Juniper Networks, Inc., 4.500%, 03/15/24	240,887	0.0
1,633,000		Liberty Interactive LLC, 0.750%, 03/30/43	2,196,385	0.2
5,662,000	#	Liberty Media Corp., 1.375%, 10/15/23	5,754,008	0.4
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	143,189	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	258,349	0.0
415,000		Rogers Communications, Inc., 4.500%, 03/15/43	404,140	0.0
370,000		Telefonica Emisones SAU, 7.045%, 06/20/36	472,734	0.0
1,010,000	#	Tencent Holdings Ltd., 3.375%, 05/02/19	1,033,708	0.1
2,345,000		Time Warner Cable, Inc., 5.000%, 02/01/20	2,630,637	0.2
445,000		Time Warner Cable, Inc., 5.875%, 11/15/40	520,096	0.1
160,000		Time Warner, Inc., 5.875%, 11/15/16	178,244	0.0
165,000		Verizon Communications, Inc., 3.000%, 04/01/16	171,128	0.0
935,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,047,736	0.1
280,000		Verizon Communications, Inc., 6.400%, 02/15/38	342,596	0.0
1,290,000		Verizon Communications, Inc., 6.400%, 09/15/33	1,582,741	0.1
835,000		Verizon Communications, Inc., 6.550%, 09/15/43	1,052,910	0.1
			36,128,149	2.6

		Consumer, Cyclical: 0.8%
450,000		Advance Auto Parts, Inc., 4.500%, 12/01/23	475,137	0.0
387,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	444,461	0.0
315,000		Cintas Corp. No 2, 2.850%, 06/01/16	325,693	0.0
253,849		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/15/22	274,791	0.0
380,313		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	397,427	0.0
672,836		CVS Pass-Through Trust, 6.036%, 12/10/28	775,921	0.1
184,811		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 01/02/20	207,450	0.0
800,000		Ford Motor Co., 4.750%, 01/15/43	810,527	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/43	689,475	0.1
2,138,000		MGM Resorts International, 4.250%, 04/15/15	3,144,196	0.2
645,000		Target Corp., 2.900%, 01/15/22	648,118	0.1
1,215,541	#	Virgin Australia 2013-1A Trust, 5.000%, 04/23/25	1,293,032	0.1
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	66,580	0.0
375,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	379,508	0.0
135,000		Wyndham Worldwide Corp., 2.950%, 03/01/17	140,290	0.0
555,000		Wyndham Worldwide Corp., 5.625%, 03/01/21	622,817	0.1
			10,695,423	0.8

		Consumer, Non-cyclical: 4.7%
1,250,000		AbbVie, Inc., 1.200%, 11/06/15	1,258,792	0.1
985,000	#	Actavis Funding SCS, 4.850%, 06/15/44	996,448	0.1
610,000		Aetna, Inc., 3.950%, 09/01/20	662,476	0.0
980,000		AmerisourceBergen Corp., 3.400%, 05/15/24	978,904	0.1
255,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	256,203	0.0
375,000		Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	384,702	0.0
110,000		Avon Products, Inc., 2.375%, 03/15/16	111,493	0.0
3,032,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	4,140,575	0.3
240,000		Brown-Forman Corp., 2.250%, 01/15/23	223,121	0.0
715,000		CareFusion Corp., 3.875%, 05/15/24	723,422	0.1
435,000		CareFusion Corp., 4.875%, 05/15/44	437,970	0.0
325,000		Celgene Corp., 4.000%, 08/15/23	338,917	0.0

See Accompanying Notes to Financial Statements

127

VY Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

1,445,000		Celgene Corp., 4.625%, 05/15/44	1,450,529	0.1
240,000		Corn Products International, Inc., 6.625%, 04/15/37	295,817	0.0
1,236,000	#	Cubist Pharmaceuticals, Inc., 1.125%, 09/01/18	1,393,590	0.1
2,021,000	#	Cubist Pharmaceuticals, Inc., 1.875%, 09/01/20	2,308,992	0.2
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/18	504,235	0.0
965,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	963,591	0.1
980,000		Express Scripts Holding Co., 2.250%, 06/15/19	977,104	0.1
270,000		Express Scripts, Inc., 3.125%, 05/15/16	281,401	0.0
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	432,230	0.0
703,000		Gilead Sciences, Inc., 1.625%, 05/01/16	2,563,757	0.2
430,000		Gilead Sciences, Inc., 2.050%, 04/01/19	430,710	0.0
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	104,101	0.0
785,000	#	Grupo Bimbo SAB de CV, 3.875%, 06/27/24	785,581	0.1
3,282,000		HealthSouth Corp., 2.000%, 12/01/43	3,612,251	0.3
274,000		Kraft Foods, Inc., 6.500%, 02/09/40	351,536	0.0
890,000		Kroger Co., 3.300%, 01/15/21	912,159	0.1
477,000	#	Live Nation Entertainment, Inc., 2.500%, 05/15/19	497,869	0.0
730,000		McKesson Corp., 2.284%, 03/15/19	733,268	0.1
210,000		Medco Health Solutions, Inc., 2.750%, 09/15/15	215,075	0.0
390,000		Medtronic, Inc., 4.000%, 04/01/43	372,267	0.0
630,000		Moody's Corp., 4.500%, 09/01/22	661,282	0.0
639,000		Moodys Corp., 4.875%, 02/15/24	684,923	0.0
730,000	#	Mylan, Inc., 6.000%, 11/15/18	763,596	0.1
865,000		Novartis Capital Corp., 4.400%, 05/06/44	902,378	0.1
1,580,000		NuVasive, Inc., 2.750%, 07/01/17	1,815,025	0.1
1,886,000		Omnicare, Inc., 3.250%, 12/15/35	2,015,663	0.1
2,102,000		Omnicare, Inc., 3.500%, 02/15/44	2,391,025	0.2
3,411,000		Omnicare, Inc., 3.750%, 04/01/42	5,660,128	0.4
780,000		PepsiCo, Inc., 3.600%, 03/01/24	804,651	0.1
275,000	#	Perrigo Co. Plc, 2.300%, 11/08/18	275,133	0.0
275,000		Philip Morris International, Inc., 3.600%, 11/15/23	284,552	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/43	887,238	0.1
2,909,000		Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	5,725,276	0.4
825,000		Tupperware Brands Corp., 4.750%, 06/01/21	891,598	0.1
400,000		UnitedHealth Group, Inc., 1.625%, 03/15/19	394,218	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/43	169,573	0.0
3,714,000		Volcano Corp., 1.750%, 12/01/17	3,604,901	0.3
5,251,000		WellPoint, Inc., 2.750%, 10/15/42	8,070,131	0.6
79,000		Zoetis, Inc., 4.700%, 02/01/43	80,411	0.0
			65,780,788	4.7

		Energy: 1.2%
655,000		BP Capital Markets PLC, 2.237%, 05/10/19	661,281	0.1
360,000		Chevron Corp., 1.718%, 06/24/18	363,123	0.0
4,731,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	4,370,261	0.3
460,000	#	Enable Midstream Partners L.P., 2.400%, 05/15/19	460,882	0.0
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	199,927	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	356,196	0.0
1,397,000		Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	1,889,443	0.2
250,000		Husky Energy, Inc., 3.950%, 04/15/22	264,796	0.0
570,000		Noble Energy, Inc., 5.250%, 11/15/43	629,720	0.1
130,000		Noble Holding International Ltd., 2.500%, 03/15/17	133,062	0.0
445,000		Petrobras Global Finance BV, 5.625%, 05/20/43	404,950	0.0
320,000		Phillips 66, 1.950%, 03/05/15	323,248	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	305,009	0.0
605,000		Rowan Cos, Inc., 5.850%, 01/15/44	651,570	0.1
510,000		Southwestern Energy Co., 4.100%, 03/15/22	541,151	0.1
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	214,809	0.0
3,033,000		Stone Energy Corp., 1.750%, 03/01/17	3,853,806	0.3

See Accompanying Notes to Financial Statements

128

VY Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	284,534	0.0
125,000		Williams Partners L.P., 5.400%, 03/04/44	134,385	0.0
			16,042,153	1.2

		Financial: 4.4%
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	293,580	0.0
300,000		Aegon NV, 4.625%, 12/01/15	316,237	0.0
1,200,000		American Financial Group, Inc./OH, 9.875%, 06/15/19	1,572,973	0.1
500,000		American Tower Corp., 3.400%, 02/15/19	523,563	0.1
850,000		American Tower Corp., 4.500%, 01/15/18	926,815	0.1
125,000		American Tower Corp., 4.625%, 04/01/15	128,769	0.0
370,000		American Tower Corp., 5.000%, 02/15/24	402,418	0.0
440,000	#	Apollo Management Holdings L.P., 4.000%, 05/30/24	443,460	0.0
500,000	#	Banco Inbursa SA Institucion de Banca Multiple, 4.125%, 06/06/24	489,750	0.0
445,000		Bank of America Corp., 1.250%, 01/11/16	448,480	0.0
250,000		Bank of America Corp., 4.125%, 01/22/24	258,110	0.0
500,000		Bank of America Corp., 5.650%, 05/01/18	567,045	0.1
400,000		Bank of America Corp., 5.750%, 12/01/17	452,013	0.0
520,000		Bank of New York Mellon Corp./The, 4.500%, 12/31/49	484,900	0.0
165,000		Barclays Bank PLC, 2.750%, 02/23/15	167,510	0.0
305,000		Barclays Bank PLC, 5.140%, 10/14/20	334,458	0.0
525,000		Barclays Bank PLC, 6.750%, 05/22/19	632,822	0.1
725,000	#	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	740,406	0.1
260,000		Bear Stearns Cos., Inc., 7.250%, 02/01/18	309,636	0.0
515,000		Charles Schwab Corp., 4.450%, 07/22/20	575,308	0.1
365,000		Citigroup, Inc., 3.500%, 05/15/23	355,785	0.0
575,000		Citigroup, Inc., 6.125%, 11/21/17	658,055	0.1
560,000		Citigroup, Inc., 6.675%, 09/13/43	698,529	0.1
345,000		Citigroup, Inc., 8.500%, 05/22/19	441,959	0.0
260,000		Citigroup, Inc., 5.300%, 05/06/44	271,760	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/20	380,746	0.0
590,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	658,603	0.1
472,000	#	Credit Suisse AG, 6.500%, 08/08/23	525,100	0.1
830,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	938,106	0.1
340,000		Digital Realty Trust L.P., 4.500%, 07/15/15	349,754	0.0
420,000		EPR Properties, 5.250%, 07/15/23	437,456	0.0
340,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	348,736	0.0
600,000		General Electric Capital Corp., 5.250%, 06/29/49	608,250	0.1
700,000		General Electric Capital Corp., 6.000%, 08/07/19	829,991	0.1
350,000		Goldman Sachs Group, Inc./The, 2.625%, 01/31/19	355,012	0.0
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	5,175,393	0.4
4,179,000	#	Goldman Sachs Group, Inc., 1.000%, 09/28/20	4,456,611	0.3
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	399,065	0.0
720,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	825,479	0.1
345,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	414,191	0.0
465,000	#	HBOS PLC, 6.750%, 05/21/18	536,563	0.1
320,000		HCP, Inc., 4.200%, 03/01/24	330,346	0.0
415,000		Health Care REIT, Inc., 4.500%, 01/15/24	437,862	0.0
200,000		HSBC Holdings PLC, 4.250%, 03/14/24	206,116	0.0
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	487,646	0.0
1,352,000		Jefferies Group, Inc., 3.875%, 11/01/29	1,450,865	0.1
340,000		JPMorgan Chase & Co., 4.400%, 07/22/20	371,928	0.0
665,000		JPMorgan Chase & Co., 5.000%, 12/29/49	664,467	0.1
775,000		JPMorgan Chase & Co., 6.000%, 01/15/18	887,852	0.1
390,000		JPMorgan Chase & Co., 6.750%, 12/29/49	421,687	0.0
755,000	#	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	767,547	0.1
310,000		Lincoln National Corp., 4.000%, 09/01/23	322,462	0.0
375,000		Lloyds Bank PLC, 2.300%, 11/27/18	381,089	0.0
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	556,070	0.1
285,000		Markel Corp., 5.000%, 03/30/43	296,729	0.0
275,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/23	289,825	0.0

See Accompanying Notes to Financial Statements

129

VY Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

430,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	506,653	0.0
455,000		MetLife, Inc., 4.750%, 02/08/21	509,021	0.1
773,000		MGIC Investment Corp., 2.000%, 04/01/20	1,154,669	0.1
2,779,000		MGIC Investment Corp., 5.000%, 05/01/17	3,251,430	0.2
3,020,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	3,187,634	0.2
790,000		Morgan Stanley, 3.450%, 11/02/15	817,640	0.1
675,000		Morgan Stanley, 4.000%, 07/24/15	699,245	0.1
215,000		Morgan Stanley, 5.750%, 01/25/21	249,997	0.0
560,000		Morgan Stanley, 6.375%, 07/24/42	707,828	0.1
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	209,596	0.0
165,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	168,056	0.0
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	673,735	0.1
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	326,800	0.0
212,000		Old Republic International Corp., 3.750%, 03/15/18	264,867	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	257,236	0.0
400,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/24	410,293	0.0
360,000		PNC Funding Corp., 5.125%, 02/08/20	410,615	0.0
320,000		Prudential Financial, Inc., 4.750%, 09/17/15	335,929	0.0
275,000		Prudential Financial, Inc., 5.100%, 08/15/43	297,576	0.0
85,000		Prudential Financial, Inc., 7.375%, 06/15/19	105,362	0.0
465,000		Radian Group, Inc., 2.250%, 03/01/19	699,244	0.1
1,153,000		Radian Group, Inc., 3.000%, 11/15/17	1,673,291	0.1
125,000		Realty Income Corp., 2.000%, 01/31/18	125,683	0.0
525,000		Reinsurance Group of America, Inc., 4.700%, 09/15/23	563,977	0.1
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	202,980	0.0
460,000		Senior Housing Properties Trust, 4.300%, 01/15/16	476,756	0.0
805,000	#	Societe Generale SA, 5.000%, 01/17/24	843,035	0.1
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	323,349	0.0
440,000	#	Standard Chartered PLC, 5.700%, 03/26/44	462,704	0.0
445,000		Travelers Cos, Inc./The, 4.600%, 08/01/43	470,384	0.0
110,000		UBS AG, 5.750%, 04/25/18	126,215	0.0
500,000		US Bank NA/Cincinnati OH, 3.778%, 04/29/20	511,846	0.1
320,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	318,845	0.0
170,000		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	180,791	0.0
300,000	#	WEA Finance, LLC, 7.125%, 04/15/18	365,183	0.0
140,000		Wells Fargo & Co., 1.500%, 01/16/18	139,865	0.0
808,000		Wells Fargo & Co., 4.125%, 08/15/23	840,489	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/26	476,270	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/22	376,406	0.0
			61,327,383	4.4

		Industrial: 1.5%
425,000	#	BAA Funding Ltd., 2.500%, 06/25/17	432,028	0.0
1,335,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/43	1,474,812	0.1
7,084,000		Cemex SAB de CV, 4.875%, 03/15/15	8,885,992	0.6
330,000		CSX Corp., 5.500%, 04/15/41	382,403	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	993,681	0.1
570,000		Eaton Corp., 0.950%, 11/02/15	572,672	0.1
295,000		FedEx Corp., 4.900%, 01/15/34	317,172	0.0
605,000		FedEx Corp., 5.100%, 01/15/44	656,059	0.1
330,000		Greenbrier Cos, Inc., 3.500%, 04/01/18	554,812	0.1
455,000		L-3 Communications Corp., 3.950%, 05/28/24	459,145	0.0
825,000		Packaging Corp. of America, 4.500%, 11/01/23	884,818	0.1
510,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.500%, 03/15/16	524,426	0.0
545,000		Pentair Finance SA, 5.000%, 05/15/21	603,040	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/23	273,337	0.0
260,000		Ryder System, Inc., 3.150%, 03/02/15	264,677	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/24	163,686	0.0
375,000		Union Pacific Corp., 4.850%, 06/15/44	415,557	0.0
225,000		United Parcel Service, Inc., 2.450%, 10/01/22	218,615	0.0

See Accompanying Notes to Financial Statements

130

VY Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

2,583,000	#	UTi Worldwide, Inc., 4.500%, 03/01/19	2,760,581	0.2
			20,837,513	1.5

		Technology: 2.6%
320,000		Apple, Inc., 3.450%, 05/06/24	324,044	0.0
2,253,000	#	Citrix Systems, Inc., 0.500%, 04/15/19	2,388,180	0.2
340,000		Computer Sciences Corp., 4.450%, 09/15/22	356,940	0.0
370,000		Hewlett-Packard Co., 2.625%, 12/09/14	373,714	0.0
3,852,000		Lam Research Corp., 1.250%, 05/15/18	5,282,055	0.4
3,540,000		Micron Technology, Inc., 3.000%, 11/15/43	4,577,662	0.3
2,431,000		NetSuite, Inc., 0.250%, 06/01/18	2,496,090	0.2
1,880,000		Novellus Systems, Inc., 2.625%, 05/15/41	3,814,050	0.3
4,773,000	#	NVIDIA Corp., 1.000%, 12/01/18	5,292,064	0.4
1,185,000		Oracle Corp., 4.300%, 07/08/34	1,184,526	0.1
330,000		Pitney Bowes, Inc., 4.625%, 03/15/24	341,800	0.0
6,415,000	#	SanDisk Corp., 0.500%, 10/15/20	8,102,947	0.6
1,485,000	#	Seagate HDD Cayman, 4.750%, 01/01/25	1,481,287	0.1
			36,015,359	2.6

		Utilities: 0.1%
425,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	432,006	0.0
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	171,037	0.0
355,000		Louisville Gas & Electric Co., 1.625%, 11/15/15	360,475	0.0
605,000		Oglethorpe Power Corp., 4.550%, 06/01/44	611,335	0.1
			1,574,853	0.1

	Total Corporate Bonds/Notes
	(Cost $235,262,517)		263,420,877	19.0

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	213,402	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	390,400	0.0

	Total Municipal Bonds
	(Cost $504,007)		603,802	0.0
U.S. TREASURY OBLIGATIONS: 8.6%
		U.S. Treasury Bonds: 0.0%
550,000	3.625%, due 02/15/44	579,305	0.0

		U.S. Treasury Notes: 8.6%
4,000,000	0.125%, due 07/31/14	4,000,278	0.3
11,028,000	0.500%, due 06/30/16	11,037,043	0.8
310,000	0.625%, due 05/31/17	307,929	0.0
120,000	0.875%, due 04/30/17	120,211	0.0
55,005,000	0.875%, due 06/15/17	55,020,016	4.0
39,713,000	1.625%, due 06/30/19	39,708,354	2.9
880,000	2.125%, due 11/30/14	887,528	0.1
740,000	2.250%, due 01/31/15	749,423	0.0
1,001,000	2.500%, due 03/31/15	1,019,123	0.1
4,269,000	2.500%, due 05/15/24	4,260,663	0.3
1,500,000	2.625%, due 07/31/14	1,503,231	0.1
180,000	2.625%, due 11/15/20	186,954	0.0
		118,800,753	8.6

	Total U.S. Treasury Obligations (Cost $119,154,886)	119,380,058	8.6

FOREIGN GOVERNMENT BONDS: 0.2%
150,000	# Electricite de France SA, 4.600%, 01/27/20	166,957	0.0
620,000	# Electricite de France SA, 4.875%, 01/22/44	662,434	0.0
640,000	# Electricite de France SA, 5.625%, 12/29/49	669,152	0.1
960,000	Brazil Government International Bond, 6.000%, 01/17/17	1,069,920	0.1
220,000	Korea Development Bank, 4.375%, 08/10/15	228,962	0.0
100,000	Peruvian Government International Bond, 7.125%, 03/30/19	122,250	0.0

	Total Foreign Government Bonds (Cost $2,674,337)	2,919,675	0.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.5%
		Federal Home Loan Mortgage Corporation: 0.2%##
550,000	3.000%, due 07/28/14	551,229	0.0
2,400,000	4.875%, due 06/13/18	2,727,504	0.2
		3,278,733	0.2

		Federal National Mortgage Association: 0.3%##
2,130,000	4.375%, due 10/15/15	2,242,372	0.2
915,000	6.625%, due 11/15/30	1,291,605	0.1
		3,533,977	0.3

	Total U.S. Government Agency Obligations (Cost $6,283,203)	6,812,710	0.5

	Total Long-Term Investments (Cost $1,087,934,987)	1,274,749,784	91.8

See Accompanying Notes to Financial Statements

131

VY Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.4%
	Mutual Funds: 8.4%
117,071,026	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $117,071,026)	117,071,026	8.4

	Total Short-Term Investments (Cost $117,071,026)	117,071,026	8.4

	Total Investments in Securities (Cost $1,205,006,013)	$1,391,820,810	100.2
	Liabilities in Excess of Other Assets	(2,335,164)	(0.2)
	Net Assets	$1,389,485,646	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.

Cost for federal income tax purposes is $1,205,589,617.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$193,862,510
Gross Unrealized Depreciation	(7,631,317)

Net Unrealized Appreciation	$186,231,193

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$467,410
Total Liability Derivatives		$467,410

See Accompanying Notes to Financial Statements

132

VY Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Foreign currency related
Derivatives not accounted for as hedging instruments	transactions*

Foreign exchange contracts	$(750,981)
Total	$(750,981)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Foreign currency related
Derivatives not accounted for as hedging instruments	transactions*

Foreign exchange contracts	$(65,091)
Total	$(65,091)

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	State Street Bank	The Bank of New York Mellon Corp.	Totals
Liabilities:
Forward foreign currency contracts	$238,832	$228,578	$467,410
Total Liabilities	$238,832	$228,578	$467,410

Net OTC derivative instruments by counterparty, at fair value	$(238,832)	$(228,578)	(467,410)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(238,832)	$(228,578)	$(467,410)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

133

VY JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 16.8%
13,290	@	Autozone, Inc.	7,126,630	1.0
92,980	@	Bed Bath & Beyond, Inc.	5,335,192	0.7
153,130		Best Buy Co., Inc.	4,748,561	0.6
36,830		CBS Corp. - Class B	2,288,616	0.3
167,571		Clear Channel Outdoor Holdings, Inc.	1,370,731	0.2
118,370	@	Dish Network Corp. - Class A	7,703,520	1.1
140,430		Expedia, Inc.	11,060,267	1.5
44,370		Family Dollar Stores, Inc.	2,934,632	0.4
227,630		Gannett Co., Inc.	7,127,095	1.0
283,100		Gap, Inc.	11,768,467	1.6
128,190	@	Jarden Corp.	7,608,076	1.0
213,470		Kohl's Corp.	11,245,600	1.5
88,106		Marriott International, Inc.	5,647,595	0.8
60,660	@	Mohawk Industries, Inc.	8,391,704	1.1
57,040		Nordstrom, Inc.	3,874,727	0.5
69,020		Petsmart, Inc.	4,127,396	0.6
39,660		PVH Corp.	4,624,356	0.6
34,670		Starwood Hotels & Resorts Worldwide, Inc.	2,802,029	0.4
60,780		Tiffany & Co.	6,093,195	0.8
129,330		Time, Inc.	3,132,373	0.4
37,960		TJX Cos., Inc.	2,017,574	0.3
44,900		VF Corp.	2,828,700	0.4
			123,857,036	16.8

		Consumer Staples: 5.1%
4,602		Brown-Forman Corp.	433,370	0.1
30,810	@	Constellation Brands, Inc.	2,715,285	0.4
146,290		Dr Pepper Snapple Group, Inc.	8,569,668	1.2
50,893		Energizer Holdings, Inc.	6,210,473	0.8
56,450		Hershey Co.	5,496,537	0.7
188,510		Kroger Co.	9,318,049	1.3
676,420	@	Rite Aid Corp.	4,849,932	0.6
			37,593,314	5.1

		Energy: 3.7%
61,730		EQT Corp.	6,598,937	0.9
149,800		PBF Energy, Inc.	3,992,170	0.5
181,360		QEP Resources, Inc.	6,256,920	0.9
146,050	@	Southwestern Energy Co.	6,643,815	0.9
65,307		Williams Cos., Inc.	3,801,520	0.5
			27,293,362	3.7

		Financials: 28.6%
11,073	@	Alleghany Corp.	4,851,303	0.7
238,640	L	Ally Financial, Inc.	5,705,882	0.8
108,020		American Campus Communities, Inc.	4,130,685	0.6
96,350		Ameriprise Financial, Inc.	11,562,000	1.6
49,590		AvalonBay Communities, Inc.	7,051,202	1.0
140,170		Brixmor Property Group, Inc.	3,216,901	0.4
175,462	@	Brookfield Property Partners LP	3,661,892	0.5
66,230		Chubb Corp.	6,104,419	0.8
65,920		City National Corp.	4,994,099	0.7
517,550		Fifth Third Bancorp.	11,049,692	1.5
75,800		First Republic Bank	4,168,242	0.6
233,290		General Growth Properties, Inc.	5,496,312	0.7
197,280		Hartford Financial Services Group, Inc.	7,064,597	1.0
227,960		Hudson City Bancorp., Inc.	2,240,847	0.3
312,800		Huntington Bancshares, Inc.	2,984,112	0.4
185,120		Invesco Ltd.	6,988,280	0.9
315,150		Kimco Realty Corp.	7,242,147	1.0
72,050		Legg Mason, Inc.	3,696,885	0.5
278,040		Loews Corp.	12,236,540	1.7
80,211		M&T Bank Corp.	9,950,175	1.3
260,300		Marsh & McLennan Cos., Inc.	13,488,746	1.8
106,080		Northern Trust Corp.	6,811,397	0.9
295,830		Old Republic International Corp.	4,893,028	0.7
126,670		Rayonier, Inc.	4,503,119	0.6
82,320		Regency Centers Corp.	4,583,578	0.6
208,410		SunTrust Bank	8,348,905	1.1
92,900		T. Rowe Price Group, Inc.	7,841,689	1.1
175,890		UnumProvident Corp.	6,113,936	0.8
77,066		Vornado Realty Trust	8,225,254	1.1
177,350		Weyerhaeuser Co.	5,868,512	0.8
130,500		WR Berkley Corp.	6,043,455	0.8
212,830	@	XL Group PLC	6,965,926	0.9
109,350		Zions Bancorp.	3,222,545	0.4
			211,306,302	28.6

		Health Care: 5.7%
106,010		AmerisourceBergen Corp.	7,702,687	1.1
128,880	@	Brookdale Senior Living, Inc.	4,296,859	0.6
150,300		CareFusion Corp.	6,665,805	0.9
115,490		Cigna Corp.	10,621,615	1.4
36,730	@	Henry Schein, Inc.	4,358,749	0.6
65,910		Humana, Inc.	8,418,025	1.1
			42,063,740	5.7

		Industrials: 9.8%
136,880		Ametek, Inc.	7,156,087	1.0
108,080		Carlisle Cos., Inc.	9,361,890	1.3
116,030		Equifax, Inc.	8,416,816	1.1
130,600		Fortune Brands Home & Security, Inc.	5,214,858	0.7
51,640		Hubbell, Inc.	6,359,466	0.9
108,250		IDEX Corp.	8,740,105	1.2
77,390		MSC Industrial Direct Co.	7,401,580	1.0
94,540		Regal-Beloit Corp.	7,427,062	1.0
131,249		Rexnord Corp.	3,694,659	0.5
70,041		Snap-On, Inc.	8,301,259	1.1
			72,073,782	9.8

See Accompanying Notes to Financial Statements

134

VY JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

		Information Technology: 9.7%
110,270		Amphenol Corp.	10,623,412	1.4
174,050		Analog Devices, Inc.	9,410,883	1.3
171,700	@	Arrow Electronics, Inc.	10,372,397	1.4
207,986		CommScope Holding Co., Inc.	4,810,716	0.6
168,606		Jack Henry & Associates, Inc.	10,020,255	1.4
99,950		KLA-Tencor Corp.	7,260,368	1.0
78,900		Sabre Corp.	1,581,945	0.2
201,790	@	Synopsys, Inc.	7,833,488	1.1
199,370		Xilinx, Inc.	9,432,195	1.3
			71,345,659	9.7

		Materials: 7.7%
88,860		Airgas, Inc.	9,677,742	1.3
125,918		Albemarle Corp.	9,003,137	1.2
173,670		Ball Corp.	10,885,636	1.5
42,223		Rayonier Advanced Materials, Inc.	1,636,154	0.2
64,080		Rock-Tenn Co.	6,766,207	0.9
25,260		Sherwin-Williams Co.	5,226,547	0.7
74,510		Sigma-Aldrich Corp.	7,561,275	1.0
127,855		Silgan Holdings, Inc.	6,497,591	0.9
			57,254,289	7.7

		Utilities: 10.3%
284,160		CenterPoint Energy, Inc.	7,257,447	1.0
232,600		CMS Energy Corp.	7,245,490	1.0
111,800		Edison International	6,496,698	0.9
91,230		Energen Corp.	8,108,522	1.1
62,760		National Fuel Gas Co.	4,914,108	0.7
151,380		NiSource, Inc.	5,955,289	0.8
289,420		Questar Corp.	7,177,616	1.0
88,850		Sempra Energy	9,303,484	1.2
203,630		Westar Energy, Inc.	7,776,630	1.0
108,410		Wisconsin Energy Corp.	5,086,597	0.7
208,510		Xcel Energy, Inc.	6,720,277	0.9
			76,042,158	10.3

	Total Common Stock (Cost $520,183,439)		718,829,642	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc(1): 0.0%
12,426	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.12%, due 07/01/14 (Repurchase Amount $12,426, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $12,674, due 07/15/14-04/20/64)
	(Cost $12,426)	12,426	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
22,332,267	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $22,332,267)	22,332,267	3.0

	Total Short-Term Investments (Cost $22,344,693)	22,344,693	3.0

	Total Investments in Securities (Cost $542,528,132)	$741,174,335	100.4
	Liabilities in Excess of Other Assets	(2,641,872)	(0.4)
	Net Assets	$738,532,463	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $544,516,752.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$199,925,548
Gross Unrealized Depreciation	(3,267,965)

Net Unrealized Appreciation	$196,657,583

See Accompanying Notes to Financial Statements

135

VY Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Brazil: 3.7%
1,677,450	@	AMBEV SA ADR	11,809,248	0.7
2,834,100		BM&F Bovespa S.A.	14,917,666	0.8
445,720		Embraer SA ADR	16,237,579	0.9
1,139,229		Itau Unibanco Holding S.A. ADR	16,382,113	0.9
606,290		Vale SA ADR	8,021,217	0.4
			67,367,823	3.7

		Canada: 0.5%
219,290	@,L	Lululemon Athletica, Inc.	8,876,859	0.5

		China: 0.3%
170,258	@,L	JD.com, Inc. ADR	4,854,056	0.3

		Denmark: 0.5%
175,312	L	FLSmidth & Co. A/S	9,789,143	0.5

		France: 6.2%
180,458		LVMH Moet Hennessy Louis Vuitton S.A.	34,822,778	1.9
140,470		Kering	30,815,057	1.7
273,250		Societe Generale	14,329,959	0.8
303,764		Technip S.A.	33,189,682	1.8
			113,157,476	6.2

		Germany: 8.9%
173,208		Allianz AG	28,910,816	1.6
198,773		Bayer AG	28,041,551	1.5
723,469		Deutsche Bank AG	25,426,318	1.4
92,732		Linde AG	19,705,188	1.1
460,677		SAP AG	35,497,340	2.0
181,448		Siemens AG	23,957,332	1.3
			161,538,545	8.9

		India: 3.0%
4,892,628		DLF Ltd.	17,510,683	1.0
517,460		ICICI Bank Ltd. ADR	25,821,254	1.4
2,393,581		Zee Telefilms Ltd.	11,682,041	0.6
			55,013,978	3.0

		Italy: 1.4%
49,700	L	Brunello Cucinelli SpA	1,128,266	0.0
201,841		Gtech S.p.A	4,931,589	0.3
324,523		Prysmian S.p.A.	7,328,568	0.4
95,317	L	Tod's S.p.A.	12,132,678	0.7
			25,521,101	1.4

		Japan: 9.5%
1,323,600		Dai-ichi Life Insurance Co., Ltd.	19,725,124	1.1
67,700		Fanuc Ltd.	11,690,969	0.6
457,700		KDDI Corp.	27,925,917	1.5
58,751		Keyence Corp.	25,691,091	1.4
389,400		Kyocera Corp.	18,490,192	1.0
303,200		Murata Manufacturing Co., Ltd.	28,434,303	1.6
354,700		Nidec Corp.	21,814,177	1.2
262,600	L	Seibu Holdings, Inc.	5,451,338	0.3
358,700		Sumitomo Mitsui Financial Group, Inc.	15,049,949	0.8
			174,273,060	9.5

		Mexico: 0.9%
176,942		Fomento Economico Mexicano SAB de CV ADR	16,570,618	0.9

		Netherlands: 1.9%
500,963		Airbus Group NV	33,588,578	1.9

		Russia: 1.4%
5,094,617	@	Alrosa AO	6,254,330	0.4
963,890	@	Gazprom OAO ADR	8,400,301	0.4
5,755,154		Moscow Exchange MICEX-RTS OAO	11,436,334	0.6
			26,090,965	1.4

		Spain: 3.8%
1,972,533		Banco Bilbao Vizcaya Argentaria S.A.	25,140,772	1.4
200,973		Inditex S.A.	30,930,730	1.7
518,366		Repsol YPF S.A.	13,667,594	0.7
			69,739,096	3.8

		Sweden: 4.1%
517,942		Assa Abloy AB	26,345,594	1.4
4,039,322		Telefonaktiebolaget LM Ericsson	48,798,059	2.7
			75,143,653	4.1

		Switzerland: 5.0%
565,255		Credit Suisse Group	16,075,557	0.9
235,672		Nestle S.A.	18,261,505	1.0
74,405		Roche Holding AG - Genusschein	22,169,483	1.2
1,866,795		UBS AG - Reg	34,226,783	1.9
			90,733,328	5.0

		United Kingdom: 5.2%
1,517,210	@	Circassia Pharmaceuticals Plc	7,166,449	0.4
1,387,416		Prudential PLC	31,787,555	1.7
301,980		Shire PLC	23,688,119	1.3
717,345		Unilever PLC	32,516,714	1.8
			95,158,837	5.2

		United States: 41.4%
158,580		3M Co.	22,714,999	1.2
426,533	@	Adobe Systems, Inc.	30,863,928	1.7
355,870		Aetna, Inc.	28,853,940	1.6
112,320		Allergan, Inc.	19,006,790	1.0
855,260		Altera Corp.	29,728,838	1.6
45,170	@	Biogen Idec, Inc.	14,242,553	0.8
703,030	@	Celldex Therapeutics, Inc.	11,473,450	0.6
665,730		Citigroup, Inc.	31,355,883	1.7
111,680		Clovis Oncology, Inc.	4,624,669	0.3
496,030		Colgate-Palmolive Co.	33,819,325	1.9
687,700	@	eBay, Inc.	34,426,262	1.9
239,720		Emerson Electric Co.	15,907,819	0.9
358,380		Facebook, Inc.	24,115,390	1.3
375,270		Fidelity National Financial, Inc.	12,293,845	0.7
659,360		Fusion-io, Inc.	7,450,768	0.4
282,050	@	Gilead Sciences, Inc.	23,384,765	1.3

See Accompanying Notes to Financial Statements

136

VY Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

109,740		Goldman Sachs Group, Inc.	18,374,866	1.0
44,370		Google, Inc.	25,525,174	1.4
44,370		Google, Inc. – Class A	25,941,808	1.4
341,950		Intuit, Inc.	27,537,233	1.5
590,640	@	Juniper Networks, Inc.	14,494,306	0.8
831,640		Maxim Integrated Products	28,117,748	1.5
176,910		McDonald's Corp.	17,821,913	1.0
472,390		McGraw-Hill Cos., Inc.	39,222,542	2.1
85,770	@	Medivation, Inc.	6,611,152	0.4
499,790		Microsoft Corp.	20,841,243	1.1
168,870		St. Jude Medical, Inc.	11,694,247	0.6
100,411	@,L	Theravance Biopharma, Inc.	3,201,103	0.2
349,200	L	Theravance, Inc.	10,399,176	0.6
272,290		Tiffany & Co.	27,297,073	1.5
274,309	@,L	Transocean Ltd.	12,352,134	0.7
196,440		United Parcel Service, Inc. - Class B	20,166,530	1.1
196,090	@	Vertex Pharmaceuticals, Inc.	18,565,801	1.0
443,050		Walt Disney Co.	37,987,107	2.1
258,140		WellPoint, Inc.	27,778,445	1.5
178,580		Zimmer Holdings, Inc.	18,547,319	1.0
			756,740,144	41.4

	Total Common Stock (Cost $1,106,155,273)		1,784,157,260	97.7

PREFERRED STOCK: 2.0%
		Germany: 2.0%
382,894		Bayerische Motoren Werke AG	36,659,172	2.0

		India: 0.0%
50,809,899		Zee Entertainment Enterprises Ltd.	642,040	0.0

	Total Preferred Stock (Cost $14,240,501)		37,301,212	2.0

RIGHTS: 0.0%
		Spain: 0.0%
518,366		Repsol SA	352,770	0.0

	Total Rights (Cost $342,004)		352,770	0.0

	Total Long-Term Investments (Cost $1,120,737,778)		1,821,811,242	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	Securities Lending Collateralcc(1): 3.3%
945,593	Barclays Bank PLC, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $945,595, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $964,505, due 05/31/15-05/15/44)	945,593	0.0
14,591,460	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $14,591,512, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $14,883,289, due 07/15/14-04/20/64)	14,591,460	0.8
14,591,460	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $14,591,488, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $14,883,333, due 07/10/14-08/15/42)	14,591,460	0.8
14,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $14,000,058, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $14,280,000, due 12/31/17-04/15/28)	14,000,000	0.8

See Accompanying Notes to Financial Statements

137

VY Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

14,591,460	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $14,591,504, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $14,883,289, due 07/01/14-07/15/56)	14,591,460	0.8
2,717,087	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,717,098, collateralized by various U.S. Government Securities, 0.125%, Market Value plus accrued interest $2,775,767, due 07/15/22)	2,717,087	0.1
		61,437,060	3.3

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.5%
8,475,880	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $8,475,880)	8,475,880	0.5

	Total Short-Term Investments (Cost $69,912,940)	69,912,940	3.8

	Total Investments in Securities (Cost $1,190,650,718)	$1,891,724,182	103.5
	Liabilities in Excess of Other Assets	(64,470,338)	(3.5)
	Net Assets	$1,827,253,844	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,203,448,576.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$738,835,156
Gross Unrealized Depreciation	(50,559,550)

Net Unrealized Appreciation	$688,275,606

Sector Diversification	Percentage of Net Assets
Information Technology	23.3%
Financials	19.7
Consumer Discretionary	16.4
Health Care	15.3
Industrials	11.2
Consumer Staples	6.3
Energy	3.6
Materials	2.4
Telecommunication Services	1.5
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(3.5)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

138

VY PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 13.8%
		Basic Materials: 0.2%
283,000	#	Braskem Finance Ltd., 7.000%, 05/07/20	319,436	0.0
1,800,000	#,L	CSN Islands XI Corp., 6.875%, 09/21/19	1,917,000	0.2
115,000		Rohm & Haas Co., 6.000%, 09/15/17	130,057	0.0
			2,366,493	0.2

		Communications: 1.0%
2,500,000		BellSouth Corp., 5.200%, 09/15/14	2,524,515	0.2
300,000		DISH DBS Corp., 6.625%, 10/01/14	304,125	0.0
800,000		Sprint Nextel Corp., 9.125%, 03/01/17	939,000	0.1
4,700,000		Verizon Communications, Inc., 1.981%, 09/14/18	4,963,769	0.5
500,000		Verizon Communications, Inc., 2.500%, 09/15/16	515,604	0.1
1,400,000		Verizon Communications, Inc., 3.650%, 09/14/18	1,496,417	0.1
			10,743,430	1.0

		Consumer, Cyclical: 0.0%
84,424		CVS Pass-Through Trust, 6.943%, 01/10/30	102,177	0.0
60,000	X	General Motors Co. Escrow	–	–
			102,177	0.0

		Consumer, Non-cyclical: 0.1%
600,000		Reynolds American, Inc., 6.750%, 06/15/17	689,210	0.1

		Energy: 0.2%
1,700,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	1,780,291	0.2
200,000		TNK-BP Finance SA, 7.500%, 07/18/16	219,750	0.0
			2,000,041	0.2

		Financial: 11.5%
2,800,000		GMAC, Inc., 6.750%, 12/01/14	2,864,750	0.3
1,400,000		Ally Financial, Inc., 3.500%, 07/18/16	1,447,250	0.1
4,000,000		Ally Financial, Inc., 4.625%, 06/26/15	4,135,000	0.4
2,200,000		Ally Financial, Inc., 8.300%, 02/12/15	2,296,250	0.2
300,000		Bank of America Corp., 0.554%, 08/15/16	297,534	0.0
2,900,000		Bank of America Corp., 0.695%, 11/14/16	2,907,160	0.3
4,900,000		Bank of America Corp., 3.625%, 03/17/16	5,119,848	0.5
	4,400,000		Bank of America Corp., 6.500%, 08/01/16	4,878,940	0.5
	1,700,000		Bank of India, 4.750%, 09/30/15	1,761,921	0.2
	600,000	#	Bank of Montreal, 2.850%, 06/09/15	614,305	0.1
	500,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	513,226	0.1
GBP	1,700,000		Barclays Bank PLC, 14.000%, 11/29/49	3,982,920	0.4
EUR	1,400,000		Barclays PLC, 8.000%, 12/15/49	2,097,220	0.2
	1,200,000	#	BBVA, 6.500%, 03/10/21	1,359,000	0.1
	1,700,000		Bear Stearns Cos., Inc., 6.400%, 10/02/17	1,961,130	0.2
	4,900,000		BNP Paribas SA, 0.533%, 11/07/15	4,900,328	0.5
	1,000,000	#	CIT Group, Inc., 4.750%, 02/15/15	1,021,875	0.1
	400,000		CitiFinancial, 6.625%, 06/01/15	419,514	0.0
	1,200,000		Citigroup, Inc., 4.587%, 12/15/15	1,265,353	0.1
	7,700,000		Citigroup, Inc., 5.000%, 09/15/14	7,768,507	0.7
	2,600,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY, 0.558%, 04/28/17	2,602,343	0.2
	3,500,000		Ford Motor Credit Co. LLC, 0.675%, 11/08/16	3,500,368	0.3
	5,000,000		Ford Motor Credit Co. LLC, 3.984%, 06/15/16	5,285,460	0.5
	2,100,000		Ford Motor Credit Co., LLC, 12.000%, 05/15/15	2,308,104	0.2
	2,000,000		General Motors Financial Co., Inc., 4.750%, 08/15/17	2,132,500	0.2
	400,000		Goldman Sachs Group, Inc./The, 0.852%, 06/04/17	400,340	0.0
	4,800,000	#	ICICI Bank Ltd../Dubai, 4.750%, 11/25/16	5,078,352	0.5
	1,800,000		ICICI Bank Ltd., 5.500%, 03/25/15	1,850,600	0.2
	1,000,000		International Lease Finance Corp., 4.875%, 04/01/15	1,026,875	0.1
	300,000		International Lease Finance Corp., 5.750%, 05/15/16	321,938	0.0
	345,000	#	International Lease Finance Corp., 6.500%, 09/01/14	348,019	0.0
	700,000	#	International Lease Finance Corp., 6.750%, 09/01/16	777,875	0.1
	700,000		International Lease Finance Corp., 8.625%, 09/15/15	759,500	0.1
	1,300,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,355,610	0.1
	5,600,000		JPMorgan Chase & Co., 3.450%, 03/01/16	5,845,711	0.6

See Accompanying Notes to Financial Statements

139

VY PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

	900,000		JPMorgan Chase Bank NA, 0.560%, 06/13/16	897,215	0.1
GBP	1,400,000		LBG Capital No.2 PLC, 7.625%, 12/09/19	2,510,653	0.2
GBP	2,600,000		Llyods, 15.000%, 12/21/19	6,474,192	0.6
	3,000,000	#	Macquarie Group Ltd., 7.300%, 08/01/14	3,016,613	0.3
	1,800,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	2,120,873	0.2
	500,000	#	National Bank of Canada, 2.200%, 10/19/16	516,545	0.1
	1,400,000	#	Nationwide Building Society, 6.250%, 02/25/20	1,654,787	0.2
	4,000,000	#	Principal Life Global Funding II, 1.200%, 05/19/17	4,005,028	0.4
	900,000		Principal Life Income Funding Trusts, 5.550%, 04/27/15	938,306	0.1
	600,000	#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	702,000	0.1
GBP	1,600,000		Santander Issuances S.A Unipersonal, 7.300%, 07/27/19	2,779,025	0.3
	900,000		Sberbank of Russia Via SB Capital SA, 5.499%, 07/07/15	935,568	0.1
	5,700,000		Navient Corp., 8.450%, 06/15/18	6,750,938	0.6
	1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,112,500	0.1
	400,000	#	Turkiye Garanti Bankasi AS, 2.728%, 04/20/16	397,000	0.0
				120,016,869	11.5

			Health Care: 0.5%
	5,478,319		CHS/Community Health Systems, Inc., 3.970%, 01/25/17	5,497,992	0.5

			Industrial: 0.2%
	1,300,000	#	Asciano Finance Ltd., 5.000%, 04/07/18	1,416,596	0.1
JPY	100,000,000		Hellenic Railways Organization SA, 4.500%, 12/06/16	977,523	0.1
				2,394,119	0.2

			Technology: 0.1%
	600,000		Apple, Inc., 2.850%, 05/06/21	605,924	0.0
	700,000		Apple, Inc., 3.450%, 05/06/24	708,847	0.1
				1,314,771	0.1

			Utilities: 0.0%
JPY	7,000,000		Tokyo Electric Power Co., Inc., 1.850%, 07/28/14	69,042	0.0

		Total Corporate Bonds/Notes (Cost $140,448,677)		145,194,144	13.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.8%
	249,155		American Home Mortgage Investment Trust, 2.327%, 02/25/45	251,982	0.0
EUR	1,097,527	#	Arran Residential Mortgages Funding PLC, 1.728%, 05/16/47	1,520,440	0.2
	800,000		Banc of America Commercial Mortgage, Inc., 5.919%, 05/10/45	857,923	0.1
	251,973		Banc of America Funding Corp., 2.689%, 05/25/35	259,579	0.0
	232,227		Banc of America Funding Corp., 2.938%, 01/20/47	181,856	0.0
	178,834		Banc of America Mortgage Securities, Inc., 2.678%, 07/25/33	182,591	0.0
	172,176	#	BCAP, LLC Trust, 5.208%, 03/26/37	170,610	0.0
	1,473,757	#	BCRR Trust, 5.858%, 07/17/40	1,565,451	0.2
	611,095		Bear Stearns Adjustable Rate Mortgage Trust, 2.528%, 03/25/35	621,148	0.1
	1,314,681		Bear Stearns Adjustable Rate Mortgage Trust, 2.580%, 03/25/35	1,337,831	0.1
	392,892		Bear Stearns Adjustable Rate Mortgage Trust, 2.666%, 11/25/34	380,439	0.1
	539,496		Bear Stearns Adjustable Rate Mortgage Trust, 2.816%, 09/25/34	512,332	0.1
	54,320		Bear Stearns Adjustable Rate Mortgage Trust, 5.389%, 02/25/36	51,779	0.0
	251,303		Bear Stearns Alternative-A Trust, 2.583%, 05/25/35	246,422	0.0
	475,320		Bear Stearns Alternative-A Trust, 2.648%, 11/25/36	336,693	0.0
	151,151		Bear Stearns Alternative-A Trust, 2.790%, 09/25/35	133,051	0.0
	96,315		Bear Stearns Commercial Mortgage Securities, 5.331%, 02/11/44	104,074	0.0
	396,309		Bear Stearns Structured Products, Inc., 2.096%, 01/26/36	329,831	0.0
	248,227		Bear Stearns Structured Products, Inc., 2.488%, 12/26/46	170,592	0.0
	2,404,270		Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	2,466,878	0.3
	310,682		Citigroup Mortgage Loan Trust, Inc., 2.610%, 08/25/35	307,848	0.0

See Accompanying Notes to Financial Statements

140

VY PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

	249,205		Commercial Mortgage Pass-Through Certificates Series 2007-C1, 5.383%, 02/15/40	271,172	0.0
	6,375,211		Countrywide Home Loan Mortgage Pass-through Trust, 0.352%, 04/25/46	5,594,318	0.5
	120,853		Countrywide Home Loan Mortgage Pass-through Trust, 0.472%, 03/25/35	109,485	0.0
	405,682	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.492%, 06/25/35	366,575	0.0
	447,835		Countrywide Home Loan Mortgage Pass-through Trust, 2.465%, 02/20/35	445,705	0.1
	271,221		Countrywide Home Loan Mortgage Pass-through Trust, 2.498%, 11/25/34	256,699	0.0
	4,004,481		Credit Suisse Commercial Mortgage Trust Series 2006-C4, 5.460%, 09/15/39	4,330,346	0.4
	276,911	#	Credit Suisse Mortgage Capital Certificates, 0.322%, 10/15/21	276,409	0.0
	2,300,000		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	2,535,116	0.3
	98,075		Downey Savings & Loan Association Mortgage Loan Trust, 2.631%, 07/19/44	98,545	0.0
EUR	33,275		European Loan Conduit, 0.485%, 05/15/19	45,108	0.0
	199,668		First Horizon Mortgage Pass-through Trust, 2.612%, 08/25/35	189,820	0.0
	3,438,281		Granite Master Issuer PLC, 0.333%, 12/20/54	3,413,526	0.3
	158,223		Greenpoint Mortgage Pass-through Certificates, 2.795%, 10/25/33	156,263	0.0
	100,000		Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	100,899	0.0
	30,544		GSR Mortgage Loan Trust, 2.243%, 06/25/34	30,786	0.0
	301,139		GSR Mortgage Loan Trust, 2.657%, 09/25/35	304,613	0.0
	597		GSR Mortgage Loan Trust, 6.000%, 03/25/32	619	0.0
	152,931		Harborview Mortgage Loan Trust, 0.375%, 05/19/35	135,973	0.0
285,085	Harborview Mortgage Loan Trust, 2.564%, 07/19/35	268,263	0.0
159,375	Indymac Index Mortgage Loan Trust, 2.509%, 12/25/34	149,326	0.0
800,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	868,694	0.1
2,464,945	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	2,694,624	0.3
3,252,529	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	3,550,821	0.4
474,943	JPMorgan Mortgage Trust, 2.663%, 07/25/35	490,096	0.1
56,277	JPMorgan Mortgage Trust, 2.952%, 02/25/35	56,055	0.0
5,124,986	LB Commercial Mortgage Trust 2007-C3, 6.045%, 07/15/44	5,690,272	0.6
193,087	Merrill Lynch Mortgage Investors Trust, 2.178%, 05/25/33	188,988	0.0
179,856	Merrill Lynch Mortgage Investors, Inc., 0.362%, 02/25/36	166,328	0.0
300,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	329,831	0.0
132,948	MLCC Mortgage Investors, Inc., 0.402%, 11/25/35	129,700	0.0
84,727	MLCC Mortgage Investors, Inc., 1.152%, 10/25/35	81,334	0.0
6,298,350	MLCC Mortgage Investors, Inc., 2.145%, 11/25/35	6,254,948	0.6
1,423,671	Provident Funding Mortgage Loan Trust, 2.487%, 10/25/35	1,427,853	0.2
23,497	Residential Accredit Loans, Inc., 0.552%, 03/25/33	23,295	0.0
15,284	Residential Asset Securitization Trust, 0.552%, 05/25/33	15,196	0.0
4,949	Residential Funding Mortgage Securities I, 6.500%, 03/25/32	5,167	0.0
106,081	Sequoia Mortgage Trust, 0.503%, 07/20/33	101,764	0.0
173,562	Sequoia Mortgage Trust, 2.637%, 04/20/35	173,849	0.0
153,867	Structured Adjustable Rate Mortgage Loan Trust, 2.518%, 08/25/35	145,406	0.0

See Accompanying Notes to Financial Statements

141

VY PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

337,142		Structured Asset Mortgage Investments, Inc., 0.405%, 07/19/35	328,197	0.0
82,224	#	Structured Asset Securities Corp., 2.628%, 10/28/35	77,824	0.0
1,295,903		Thornburg Mortgage Securities Trust, 5.373%, 10/25/46	1,333,967	0.1
171,001	#	Wachovia Bank Commercial Mortgage Trust, 0.232%, 06/15/20	169,952	0.0
400,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, 04/15/47	433,707	0.1
12,951		Washington Mutual Mortgage Pass-through Certificates, 1.521%, 08/25/42	12,497	0.0
669,505		Washington Mutual Mortgage Pass-through Certificates, 2.182%, 08/25/46	620,913	0.1
98,934		Washington Mutual Mortgage Pass-through Certificates, 0.462%, 01/25/45	97,853	0.0
101,213		Washington Mutual Mortgage Pass-through Certificates, 0.472%, 01/25/45	97,377	0.0
23,088		Washington Mutual Mortgage Pass-through Certificates, 1.932%, 02/27/34	22,937	0.0
606,689		Washington Mutual Mortgage Pass-through Certificates, 2.182%, 07/25/46	554,708	0.1
1,643,609		Washington Mutual Mortgage Pass-through Certificates, 4.628%, 02/25/37	1,541,027	0.2
304,204		Wells Fargo Mortgage-Backed Securities Trust, 2.612%, 12/25/34	311,956	0.0
210,817		Wells Fargo Mortgage-Backed Securities Trust, 2.615%, 01/25/35	212,081	0.0
152,601		Wells Fargo Mortgage-Backed Securities Trust, 2.622%, 10/25/33	155,681	0.0
1,325,151		Wells Fargo Mortgage Backed Securities 2006-AR10 Trust, 2.610%, 07/25/36	1,293,163	0.1

	Total Collateralized Mortgage Obligations (Cost $57,187,614)		60,726,977	5.8
MUNICIPAL BONDS: 3.3%
	California: 1.6%
1,000,000	California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,242,080	0.1
1,200,000	California State Public Works Board, 7.804%, 03/01/35	1,551,540	0.2
500,000	California State University, 6.434%, 11/01/30	581,065	0.1
3,500,000	Los Angeles Department of Airports, 6.582%, 05/15/39	4,417,105	0.4
200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	255,424	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	402,183	0.0
6,000,000	Southern California Public Power Authority, 5.943%, 07/01/40	7,012,560	0.7
500,000	State of California, 7.500%, 04/01/34	712,310	0.1
100,000	State of California, 7.700%, 11/01/30	122,592	0.0
200,000	University of California, 6.398%, 05/15/31	243,828	0.0
300,000	University of California, 6.548%, 05/15/48	386,463	0.0
		16,927,150	1.6

	Illinois: 0.1%
700,000	Chicago Transit Authority, 6.899%, 12/01/40	868,658	0.1

	Nebraska: 0.1%
500,000	Public Power Generation Agency, 7.242%, 01/01/41	563,770	0.1

	Nevada: 0.3%
3,300,000	City of North Las Vegas NV, 6.572%, 06/01/40	2,870,967	0.2
600,000	County of Clark NV, 6.820%, 07/01/45	812,664	0.1
		3,683,631	0.3

	New York: 0.6%
2,000,000	New York City Municipal Water Finance Authority, 5.882%, 06/15/44	2,546,060	0.3
2,900,000	New York City Municipal Water Finance Authority, 6.282%, 06/15/42	3,282,133	0.3
200,000	Tobacco Settlement Financing Corp., 6.250%, 06/01/42	199,384	0.0
		6,027,577	0.6

See Accompanying Notes to Financial Statements

142

VY PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

		Texas: 0.6%
	2,200,000	City of San Antonio TX, 5.808%, 02/01/41	2,763,222	0.3
	2,900,000	City of San Antonio TX, 6.308%, 02/01/37	3,267,517	0.3
			6,030,739	0.6

		Total Municipal Bonds (Cost $29,081,418)	34,101,525	3.3

CERTIFICATES OF DEPOSIT: 0.3%
		Financial: 0.3%
	3,600,000	Credit Suisse/New York NY, 0.641%, 12/07/15	3,604,385	0.3

		Total Certificates of Deposit (Cost $3,600,000)	3,604,385	0.3

FOREIGN GOVERNMENT BONDS: 13.9%
	300,000	# Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 09/26/16	310,875	0.0
EUR	200,000	Spain Government Bond, 5.500%, 07/30/17	312,633	0.0
	600,000	Eksportfinans ASA, 5.500%, 05/25/16	640,500	0.1
	500,000	Eksportfinans ASA, 5.500%, 06/26/17	537,475	0.0
	1,800,000	Export-Import Bank of Korea, 4.125%, 09/09/15	1,872,049	0.2
JPY	307,000,000	Hellenic Republic Government International Bond, 5.250%, 02/01/16	2,932,478	0.3
EUR	1,300,000	Italy Buoni Poliennali Del Tesoro, 1.150%, 05/15/17	1,795,924	0.2
EUR	2,900,000	Italy Buoni Poliennali Del Tesoro, 2.250%, 05/15/16	4,093,039	0.4
EUR	5,100,000	Italy Buoni Poliennali Del Tesoro, 2.750%, 12/01/15	7,206,657	0.7
EUR	4,600,000	Italy Buoni Poliennali Del Tesoro, 3.000%, 11/01/15	6,509,287	0.6
EUR	1,800,000	Italy Buoni Poliennali Del Tesoro, 3.000%, 06/15/15	2,526,130	0.2
EUR	100,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 04/15/16	144,680	0.0
EUR	9,400,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 08/01/15	13,328,281	1.3
EUR	600,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 08/01/16	874,521	0.1
EUR	3,500,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 07/15/15	4,995,477	0.5
EUR	1,000,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 05/01/17	1,519,841	0.1
EUR	20,000,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 06/01/17	30,436,122	2.9
EUR	3,000,000	Z	Italy Certificati di Credito del Tesoro,.400%, 06/30/15	4,091,543	0.4
EUR	400,000	Z	Italy Certificati di Credito del Tesoro,.530%, 12/31/15	543,366	0.1
	2,700,000		Korea Development Bank, 4.375%, 08/10/15	2,809,987	0.3
	400,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	418,794	0.0
	500,000		Majapahit Holding BV, 7.250%, 06/28/17	568,125	0.1
	1,000,000		Province of Ontario Canada, 1.650%, 09/27/19	985,578	0.1
	3,400,000		Province of Ontario Canada, 1.600%, 09/21/16	3,467,347	0.3
	300,000		Province of Ontario Canada, 3.000%, 07/16/18	317,425	0.0
CAD	1,300,000		Province of Ontario Canada, 4.200%, 06/02/20	1,347,319	0.1
	600,000		Province of Ontario Canada, 4.400%, 04/14/20	673,307	0.1
CAD	700,000		Province of Ontario Canada, 4.400%, 06/02/19	728,471	0.1
CAD	300,000		Province of Ontario Canada, 5.500%, 06/02/18	320,825	0.0
	500,000		Province of Quebec Canada, 3.500%, 07/29/20	535,688	0.0
CAD	1,300,000		Province of Quebec Canada, 4.250%, 12/01/21	1,348,464	0.1
EUR	1,000,000		Spain Government Bond, 3.150%, 01/31/16	1,428,580	0.1
EUR	1,200,000		Spain Government Bond, 3.250%, 04/30/16	1,726,755	0.2
EUR	2,800,000		Spain Government Bond, 3.300%, 07/30/16	4,053,923	0.4
EUR	11,300,000		Spain Government Bond, 3.750%, 10/31/15	16,172,570	1.5
EUR	2,900,000		Spain Government Bond, 4.250%, 10/31/16	4,303,579	0.4
EUR	2,000,000		Spain Government Bond, 4.500%, 01/31/18	3,079,904	0.3
EUR	10,100,000		Spain Government Bond, 4.000%, 07/30/15	14,381,056	1.4

See Accompanying Notes to Financial Statements

143

VY PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

2,900,000	#	State Bank of India/London, 4.500%, 07/27/15	2,990,184	0.3

		Total Foreign Government Bonds (Cost $145,032,867)	146,328,759	13.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.2%
		Federal Home Loan Mortgage Corporation: 11.7%##
102,848		0.302%, due 07/15/19	102,892	0.0
276,788		0.302%, due 08/15/19	276,908	0.0
27,100,000		0.750%, due 01/12/18	26,699,354	2.6
300,000		0.875%, due 03/07/18	295,774	0.0
8,100,000	S	1.000%, due 03/08/17	8,151,314	0.8
27,500,000		1.000%, due 06/29/17	27,567,320	2.6
15,100,000		1.000%, due 07/28/17	15,143,548	1.5
12,900,000		1.000%, due 09/29/17	12,896,530	1.2
2,000,000		1.250%, due 05/12/17	2,023,508	0.2
9,800,000		1.250%, due 08/01/19	9,592,348	0.9
6,900,000		1.250%, due 10/02/19	6,703,661	0.7
176,175		1.324%, due 10/25/44	179,325	0.0
851,795		1.524%, due 07/25/44	850,392	0.1
222,106		1.875%, due 03/25/24	233,234	0.0
62,203		1.983%, due 09/01/35	65,068	0.0
10,165		2.375%, due 04/01/32	10,799	0.0
3,915		3.500%, due 07/15/32	4,039	0.0
800,000		3.750%, due 03/27/19	879,456	0.1
4,000,000	W	4.500%, due 07/15/38	4,330,381	0.4
239,487		4.500%, due 03/01/41	260,077	0.0
0		4.500%, due 09/01/41	0	–
0		4.500%, due 02/01/44	0	–
600,000		5.500%, due 08/23/17	684,599	0.1
25,847		5.500%, due 03/01/23	28,820	0.0
49,856		5.500%, due 05/01/23	55,594	0.0
728		5.500%, due 08/15/30	778	0.0
339,301		5.500%, due 06/01/36	381,114	0.0
587,547		5.500%, due 12/01/37	660,991	0.1
499,982		5.500%, due 04/01/38	557,388	0.1
124,792		5.500%, due 07/01/38	139,120	0.0
613		6.000%, due 10/01/17	631	0.0
8,448		6.000%, due 02/01/22	9,488	0.0
149,239		6.000%, due 03/01/23	167,618	0.0
19,670		6.000%, due 05/01/37	22,102	0.0
0		6.000%, due 06/01/37	0	–
241,487		6.000%, due 07/01/37	271,154	0.0
230,756		6.000%, due 08/01/37	259,270	0.0
0		6.000%, due 08/01/37	0	–
1,737,726		6.000%, due 09/01/37	1,950,802	0.2
3,201		6.000%, due 10/01/37	3,593	0.0
24,756		6.000%, due 12/01/37	27,788	0.0
328,444		6.000%, due 01/01/38	368,682	0.0
258,811		6.000%, due 02/01/38	290,518	0.0
7,355		6.000%, due 04/01/38	8,256	0.0
38,822		6.000%, due 06/01/38	44,154	0.0
6,993		6.000%, due 07/01/38	7,849	0.0
136,545		6.000%, due 08/01/38	154,627	0.0
275,026		6.000%, due 11/01/38	309,091	0.0
40,587		6.000%, due 05/01/39	45,559	0.0
506,896		6.000%, due 08/01/39	569,069	0.1
			123,284,583	11.7

		Federal National Mortgage Association: 22.1%##
221,357		0.212%, due 07/25/37	216,623	0.0
61,490		0.272%, due 03/25/34	61,006	0.0
304,215		0.462%, due 04/25/37	303,755	0.0
789,286		0.602%, due 09/25/35	791,258	0.1
15,300,000		0.875%, due 08/28/17	15,201,682	1.5
2,300,000		0.875%, due 12/20/17	2,274,960	0.2
1,700,000		0.875%, due 02/08/18	1,674,797	0.2
300,000		0.875%, due 05/21/18	294,959	0.0
1,600,000	S	1.125%, due 04/27/17	1,608,275	0.2
3,000,000	S	1.250%, due 01/30/17	3,037,929	0.3
50,728		1.323%, due 10/01/44	51,847	0.0
74,499		1.323%, due 10/01/44	76,367	0.0
553,215		1.484%, due 02/01/33	580,908	0.1
40,445		1.652%, due 04/25/24	41,961	0.0
334,637		1.753%, due 09/01/35	355,359	0.1
3,098		1.875%, due 02/01/20	3,109	0.0
94,850		2.097%, due 08/01/35	101,166	0.0
175,584		2.300%, due 02/01/35	189,025	0.0
900,000	^	2.310%, due 08/01/22	863,850	0.1
56,488		2.335%, due 04/01/32	56,865	0.0
5,446		2.340%, due 09/01/31	5,814	0.0
503,425		2.485%, due 11/01/34	539,347	0.1
138,542		2.560%, due 09/01/34	148,295	0.0
5,200,000		2.790%, due 07/01/22	5,255,739	0.5
4,999,997		3.000%, due 06/01/28	5,203,426	0.5
442,001		3.000%, due 04/01/29	459,837	0.1
953,389		3.000%, due 04/01/29	991,861	0.1
1,424,157		3.000%, due 05/01/29	1,481,626	0.2
96,999		3.000%, due 05/01/29	100,913	0.0
3,000,000		3.000%, due 05/01/29	3,121,059	0.3
180,455		3.000%, due 05/01/29	187,737	0.0
903,001		3.000%, due 05/01/29	939,440	0.1
1,000,001		3.000%, due 06/01/29	1,040,354	0.1
2,717,249		3.010%, due 06/01/22	2,797,447	0.3
3,439,486		3.156%, due 05/01/22	3,608,529	0.4
286,768		3.330%, due 11/01/21	303,617	0.0
47,000,000	W	3.500%, due 02/25/26	49,827,346	4.8
0		3.500%, due 11/01/26	0	–
0		3.500%, due 12/01/26	0	–
0		3.500%, due 01/01/27	0	–
0		3.500%, due 02/01/27	0	–
59,863		4.000%, due 07/01/18	63,560	0.0
211,431		4.000%, due 08/01/18	225,032	0.0
1,065,278		4.000%, due 09/01/18	1,132,921	0.1
199,940		4.000%, due 08/01/19	212,501	0.0
78,932		4.000%, due 03/01/24	84,426	0.0
84,043		4.000%, due 03/01/24	89,401	0.0
60,589		4.000%, due 04/01/24	64,364	0.0
86,373		4.000%, due 04/01/24	92,386	0.0
90,014		4.000%, due 04/01/24	95,917	0.0
88,082		4.000%, due 04/01/24	93,543	0.0
98,179		4.000%, due 04/01/24	104,985	0.0
745,097		4.000%, due 04/01/24	796,971	0.1
585,383		4.000%, due 05/01/24	626,134	0.1
89,151		4.000%, due 05/01/24	95,359	0.0
674,106		4.000%, due 05/01/24	717,069	0.1
92,390		4.000%, due 05/01/24	98,485	0.0
669,327		4.000%, due 05/01/24	713,471	0.1
113,670		4.000%, due 05/01/24	121,581	0.0
83,614		4.000%, due 05/01/24	89,429	0.0
669,947		4.000%, due 05/01/24	716,524	0.1
67,976		4.000%, due 05/01/24	72,699	0.0
685,556		4.000%, due 06/01/24	730,786	0.1
663,390		4.000%, due 06/01/24	709,568	0.1
72,079		4.000%, due 07/01/24	77,099	0.0
38,405		4.000%, due 08/01/24	41,079	0.0
59,507		4.000%, due 09/01/24	63,652	0.0
250,542		4.000%, due 10/01/24	267,995	0.0
48,883		4.000%, due 01/01/25	52,296	0.0
22,904		4.000%, due 02/01/25	24,503	0.0
31,644		4.000%, due 04/01/25	33,734	0.0
17,064		4.000%, due 05/01/25	18,287	0.0
13,863		4.000%, due 06/01/25	14,856	0.0
82,344		4.000%, due 07/01/25	88,236	0.0
30,600		4.000%, due 10/01/25	32,512	0.0
34,896		4.000%, due 11/01/25	37,366	0.0

See Accompanying Notes to Financial Statements

144

VY PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

291,864		4.000%, due 01/01/26	312,798	0.0
546,253		4.000%, due 01/01/26	582,905	0.1
30,348		4.000%, due 02/01/26	32,524	0.0
13,987		4.000%, due 02/01/26	14,990	0.0
175,794		4.000%, due 03/01/26	187,505	0.0
1,824,887		4.000%, due 04/01/26	1,955,769	0.2
21,035		4.000%, due 04/01/26	22,478	0.0
29,683		4.000%, due 04/01/26	31,811	0.0
103,277		4.000%, due 04/01/26	110,685	0.0
89,061		4.000%, due 05/01/26	95,448	0.0
57,386		4.000%, due 06/01/26	61,079	0.0
156,533		4.000%, due 06/01/26	167,761	0.0
66,217		4.000%, due 06/01/26	70,958	0.0
224,690		4.000%, due 07/01/26	240,808	0.0
79,381		4.000%, due 07/01/26	85,072	0.0
47,881		4.000%, due 10/01/31	50,975	0.0
1,000,000	W	4.000%, due 07/01/44	1,061,562	0.1
41,129		4.366%, due 12/01/36	43,830	0.0
5,305		4.500%, due 12/01/16	5,630	0.0
5,933		4.500%, due 10/01/17	6,297	0.0
762,984		4.500%, due 02/01/18	810,383	0.1
6,490		4.500%, due 02/01/18	6,888	0.0
15,807		4.500%, due 06/01/18	16,778	0.0
35,068		4.500%, due 07/01/18	37,251	0.0
85,764		4.500%, due 10/01/18	91,125	0.0
13,063		4.500%, due 03/01/19	13,867	0.0
35,337		4.500%, due 01/01/20	37,547	0.0
24,851		4.500%, due 03/01/24	26,636	0.0
579,873		4.500%, due 11/01/24	621,188	0.1
14,494		4.500%, due 06/01/25	15,400	0.0
49,361		4.500%, due 07/01/25	52,623	0.0
257,989		4.500%, due 01/01/26	276,584	0.0
149,120		4.500%, due 07/01/26	159,918	0.0
3,079,121		4.500%, due 04/01/29	3,337,022	0.3
2,987,511		4.500%, due 04/01/29	3,237,738	0.3
207,989		4.500%, due 04/01/29	225,410	0.0
27,733		4.500%, due 05/01/29	30,055	0.0
49,250		4.500%, due 06/01/29	53,375	0.0
213,074		4.500%, due 02/01/31	233,122	0.0
210,187		4.500%, due 09/01/33	228,377	0.0
97,336		4.500%, due 10/01/33	105,791	0.0
8,637		4.500%, due 10/01/33	9,390	0.0
15,097		4.500%, due 03/01/35	16,390	0.0
25,493		4.500%, due 06/01/35	27,628	0.0
12,220		4.500%, due 08/01/35	13,243	0.0
2,487		4.500%, due 02/01/39	2,695	0.0
1,021,860		4.500%, due 04/01/39	1,115,760	0.1
479,896		4.500%, due 05/01/39	520,091	0.1
4,489,451		4.500%, due 05/01/39	4,896,526	0.5
670,805		4.500%, due 05/01/40	726,990	0.1
96,125		4.500%, due 07/01/40	104,206	0.0
108,880		4.500%, due 12/01/40	118,368	0.0
545,140		4.500%, due 03/01/41	590,799	0.1
23,279		4.500%, due 03/01/41	25,229	0.0
657,160		4.500%, due 03/01/41	718,807	0.1
17,233		4.500%, due 04/01/41	18,676	0.0
64,604		4.500%, due 06/01/41	70,018	0.0
530,829		4.500%, due 06/01/41	575,603	0.1
0		4.500%, due 07/01/41	0	–
1,072,266		4.500%, due 05/01/42	1,164,278	0.1
32,597		4.500%, due 06/01/42	35,394	0.0
173,576		4.500%, due 08/01/42	188,122	0.0
29,000,000	W	4.500%, due 08/01/44	31,343,794	3.0
1,500,000		5.000%, due 05/11/17	1,674,352	0.2
6,208		5.000%, due 12/01/23	6,899	0.0
282,797		5.000%, due 12/01/33	315,867	0.0
308,030		5.000%, due 03/01/34	343,772	0.0
67,672		5.000%, due 03/01/34	75,529	0.0
0		5.000%, due 01/01/35	0	–
539,138		5.000%, due 03/01/35	600,473	0.1
0		5.000%, due 03/01/35	0	–
2,971		5.000%, due 06/01/35	3,310	0.0
0		5.000%, due 06/01/35	0	–
0		5.000%, due 08/01/35	0	–
0		5.000%, due 08/01/35	0	–
0		5.000%, due 08/01/35	0	–
583,613		5.000%, due 09/01/35	649,581	0.1
0		5.000%, due 10/01/35	0	–
273,781		5.000%, due 10/01/35	304,687	0.0
378,757		5.000%, due 12/01/35	421,514	0.1
22,000,000	W	5.000%, due 07/01/37	24,433,757	2.3
0		5.000%, due 08/01/37	0	–
11,799		5.000%, due 02/01/38	13,128	0.0
662,091		5.000%, due 03/01/38	737,093	0.1
207,916		5.000%, due 04/01/38	232,838	0.0
0		5.000%, due 05/01/38	0	–
3,000,000	W	5.000%, due 08/01/44	3,322,970	0.3
1,700,000		5.375%, due 06/12/17	1,920,900	0.2
2,464		5.500%, due 04/01/21	2,620	0.0
29,901		5.500%, due 06/01/22	32,833	0.0
54,867		5.500%, due 11/01/22	60,152	0.0
2,373		5.500%, due 11/01/22	2,523	0.0
2,975		5.500%, due 11/01/22	3,162	0.0
43,498		5.500%, due 05/01/23	46,216	0.0
204,413		5.500%, due 06/01/23	228,727	0.0
29,226		5.500%, due 07/01/23	32,109	0.0
109,615		5.500%, due 07/01/23	118,296	0.0
74,998		5.500%, due 09/01/23	82,397	0.0
109,237		5.500%, due 02/01/24	122,514	0.0
282,572		5.500%, due 07/01/25	317,151	0.0
63,287		5.500%, due 07/01/26	70,814	0.0
28,024		5.500%, due 12/01/27	31,480	0.0
23,127		5.500%, due 04/01/28	25,880	0.0
29,413		5.500%, due 08/01/28	33,033	0.0
38,980		5.500%, due 01/01/29	43,660	0.0
59,092		5.500%, due 09/01/29	66,225	0.0
277,549		5.500%, due 10/01/29	310,900	0.0
216,936		5.500%, due 04/01/33	243,673	0.0
23,136		5.500%, due 11/01/33	25,977	0.0
52,976		5.500%, due 12/01/33	59,562	0.0
237,585		5.500%, due 01/01/34	267,370	0.0
57,973		5.500%, due 06/01/34	65,154	0.0
65,835		5.500%, due 01/01/35	74,069	0.0
40,540		5.500%, due 02/01/35	45,560	0.0
93,946		5.500%, due 06/01/35	105,249	0.0
67,442		5.500%, due 07/01/35	75,752	0.0
62,594		5.500%, due 07/01/35	70,137	0.0
18,002		5.500%, due 10/01/35	20,192	0.0
289,470		5.500%, due 11/01/35	324,569	0.0
592,016		5.500%, due 12/01/35	662,643	0.1
79,793		5.500%, due 12/01/35	89,455	0.0
100,104		5.500%, due 01/01/36	112,207	0.0
311,146		5.500%, due 09/01/36	349,932	0.0
768,981		5.500%, due 12/01/36	860,445	0.1
6,379		5.500%, due 12/01/36	7,159	0.0
15,816		5.500%, due 12/01/36	17,698	0.0
623,306		5.500%, due 12/01/36	697,732	0.1
271,471		5.500%, due 02/01/37	303,760	0.0
1,130,186		5.500%, due 04/01/37	1,264,614	0.1
11,924		5.500%, due 05/01/37	13,342	0.0
94,473		5.500%, due 05/01/37	105,710	0.0
66,449		5.500%, due 08/01/37	74,602	0.0
232,565		5.500%, due 03/01/38	262,509	0.0
0		5.500%, due 04/01/38	0	–
49,073		5.500%, due 05/01/38	54,910	0.0
550,917		5.500%, due 05/01/38	616,444	0.1
1,867,574		5.500%, due 06/01/38	2,089,709	0.2
0		5.500%, due 07/01/38	0	–
203,284		5.500%, due 07/01/38	227,463	0.0
58,812		5.500%, due 08/01/38	66,015	0.0

See Accompanying Notes to Financial Statements

145

VY PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

2,000,000	W	5.500%, due 08/25/38	2,239,443	0.2
1,057,128		5.500%, due 11/01/38	1,182,866	0.1
268,468		5.500%, due 01/01/39	300,416	0.0
112,641		5.500%, due 03/01/39	127,348	0.0
522,968		5.500%, due 09/01/41	585,171	0.1
32,860		6.000%, due 06/01/17	34,248	0.0
10,455		6.000%, due 01/01/18	10,937	0.0
4,592		6.000%, due 12/01/18	5,189	0.0
7,292		6.000%, due 05/01/21	8,207	0.0
67,972		6.000%, due 04/01/22	76,497	0.0
162,680		6.000%, due 06/01/22	183,083	0.0
26,249		6.000%, due 01/01/23	29,541	0.0
1,190		6.000%, due 11/01/32	1,339	0.0
572,700		6.000%, due 06/01/35	648,535	0.1
24,520		6.000%, due 07/01/35	27,614	0.0
27,951		6.000%, due 07/01/35	31,672	0.0
28,156		6.000%, due 10/01/35	31,878	0.0
153,254		6.000%, due 02/01/36	173,133	0.0
7,961		6.000%, due 06/01/36	8,992	0.0
16,275		6.000%, due 07/01/36	18,380	0.0
1,078,597		6.000%, due 08/01/36	1,213,873	0.1
403,084		6.000%, due 09/01/36	454,630	0.1
3,285		6.000%, due 09/01/36	3,697	0.0
159,729		6.000%, due 10/01/36	179,762	0.0
178,703		6.000%, due 11/01/36	202,209	0.0
44,483		6.000%, due 12/01/36	50,062	0.0
3,664		6.000%, due 01/01/37	4,132	0.0
22,220		6.000%, due 02/01/37	25,007	0.0
81,699		6.000%, due 03/01/37	92,333	0.0
46,567		6.000%, due 03/01/37	52,410	0.0
41,563		6.000%, due 05/01/37	46,776	0.0
499,629		6.000%, due 05/01/37	564,487	0.1
50,295		6.000%, due 05/01/37	56,611	0.0
0		6.000%, due 05/01/37	0	–
101,331		6.000%, due 08/01/37	114,081	0.0
20,182		6.000%, due 08/01/37	23,038	0.0
243,287		6.000%, due 08/01/37	273,799	0.0
7,415		6.000%, due 09/01/37	8,347	0.0
21,562		6.000%, due 09/01/37	24,266	0.0
108,896		6.000%, due 10/01/37	122,553	0.0
146,739		6.000%, due 10/01/37	165,143	0.0
6,302		6.000%, due 12/01/37	7,111	0.0
6,393		6.000%, due 03/01/38	7,217	0.0
69,066		6.000%, due 06/01/38	77,863	0.0
194,662		6.000%, due 07/01/38	219,076	0.0
4,000,000	W	6.000%, due 07/25/38	4,506,250	0.4
6,368		6.000%, due 08/01/38	7,167	0.0
1,749		6.000%, due 08/01/38	1,968	0.0
1,406		6.000%, due 09/01/38	1,582	0.0
140,297		6.000%, due 09/01/38	157,893	0.0
74,609		6.000%, due 10/01/38	83,966	0.0
88,721		6.000%, due 10/01/38	100,040	0.0
352,100		6.000%, due 10/01/38	396,260	0.1
202,426		6.000%, due 10/01/38	227,814	0.0
332,425		6.000%, due 11/01/38	374,118	0.1
12,343		6.000%, due 12/01/38	13,891	0.0
121,835		6.000%, due 10/01/39	137,116	0.0
8,062		6.000%, due 10/01/39	9,106	0.0
97,569		6.000%, due 04/01/40	109,850	0.0
12,906		6.500%, due 03/01/17	13,590	0.0
6,872		6.500%, due 07/01/29	7,770	0.0
473,362		6.500%, due 06/17/38	486,436	0.1
			231,625,549	22.1

		Government National Mortgage Association: 1.4%
14,643		0.552%, due 03/16/32	14,624	0.0
9,000,000	W	3.000%, due 11/15/41	9,351,562	0.9
117,859		5.000%, due 06/15/37	130,078	0.0
96,697		5.000%, due 03/15/38	106,426	0.0
233,227		5.000%, due 11/15/38	256,412	0.0
162,230		5.000%, due 11/15/38	178,357	0.0
393,059		5.000%, due 12/15/38	432,558	0.1
1,229,203		5.000%, due 12/15/38	1,351,401	0.1
103,013		5.000%, due 12/15/38	113,252	0.0
584,120		5.000%, due 01/15/39	642,015	0.1
197,195		5.000%, due 01/15/39	216,677	0.0
613,243		5.000%, due 02/15/39	674,517	0.1
393,189		5.000%, due 03/15/39	432,386	0.0
424,855		5.000%, due 04/15/39	467,265	0.1
331,634		5.000%, due 09/15/39	364,772	0.0
64,808		5.000%, due 06/15/40	71,906	0.0
123,720		5.000%, due 09/15/40	136,112	0.0
			14,940,320	1.4

	Total U.S. Government Agency Obligations (Cost $367,450,471)		369,850,452	35.2

ASSET-BACKED SECURITIES: 2.7%
		Home Equity Asset-Backed Securities: 1.4%
10,100,000		Accredited Mortgage Loan Trust 2006-1, 0.430%, 04/25/36	8,435,065	0.8
3,072,314		Citigroup Mortgage Loan Trust 2007-AHL1, 0.292%, 12/25/36	2,728,617	0.3
1,300,000		Home Equity Asset Trust 2005-2, 1.247%, 07/25/35	1,158,199	0.1
295,834		Household Home Equity Loan Trust, 0.443%, 01/20/34	294,823	0.0
2,250,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-HE4, 0.622%, 07/25/35	1,982,882	0.2
			14,599,586	1.4

		Other Asset-Backed Securities: 1.3%
1,443,249		Access Group, Inc., 1.529%, 10/27/25	1,454,671	0.1
1,072,214		Countrywide Asset-Backed Certificates, 0.332%, 08/25/36	1,048,813	0.1
753,093		Countrywide Asset-Backed Certificates, 0.332%, 09/25/36	733,870	0.1
2,989,605	#	Hillmark Funding, 0.477%, 05/21/21	2,946,760	0.3
4,450,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.412%, 05/25/37	3,407,623	0.3
72,495		JPMorgan Mortgage Acquisition Corp., 0.212%, 03/25/47	70,396	0.0
58,753		Long Beach Mortgage Loan Trust, 0.712%, 10/25/34	53,622	0.0
1,700,000		Specialty Underwriting & Residential Finance Trust Series 2005-BC2, 0.802%, 12/25/35	1,577,814	0.2

See Accompanying Notes to Financial Statements

146

VY PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

2,289,976		Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, 0.302%, 01/25/37	2,108,848	0.2
			13,402,417	1.3

	Total Asset-Backed Securities (Cost $26,380,852)		28,002,003	2.7

U.S. TREASURY OBLIGATIONS: 9.0%
		Treasury Inflation Indexed Protected Securities: 9.0%
5,551,432		0.125%, due 01/15/22	5,588,948	0.5
5,773,096		0.125%, due 07/15/22	5,811,435	0.5
7,086,852		0.125%, due 01/15/23	7,061,935	0.7
2,954,259		0.375%, due 07/15/23	3,010,806	0.3
2,103,720		0.625%, due 07/15/21	2,216,139	0.2
9,957,094		0.625%, due 01/15/24	10,313,757	1.0
12,029,625		1.125%, due 01/15/21	13,032,872	1.2
2,717,650	S	1.250%, due 07/15/20	2,979,118	0.3
678,978		1.750%, due 01/15/28	781,355	0.1
5,972,250		2.000%, due 01/15/26	7,033,489	0.7
16,601,640		2.375%, due 01/15/25	20,111,326	1.9
7,876,386		2.375%, due 01/15/27	9,661,498	0.9
5,521,000		2.500%, due 01/15/29	6,960,772	0.7

	Total U.S. Treasury Obligations (Cost $93,804,730)		94,563,450	9.0

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.4%
	Financials: 0.4%
3,400	@ Wells Fargo & Co.	4,127,600	0.4

	Total Preferred Stock (Cost $2,195,020)	4,127,600	0.4

	Total Long-Term Investments (Cost $865,181,649)	886,499,295	84.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 27.4%
		U.S. Government Agency Obligations: 27.2%
4,700,000	Z	Fannie Mae Discount Notes, 0.030%, 09/10/14	4,699,723	0.5
8,200,000	Z	Fannie Mae Discount Notes, 0.030%, 09/22/14	8,199,434	0.8
8,500,000	Z	Fannie Mae Discount Notes, 0.030%, 09/24/14	8,499,397	0.8
4,400,000	Z	Fannie Mae Discount Notes, 0.030%, 09/08/14	4,399,745	0.4
12,400,000	Z	Fannie Mae Discount Notes, 0.040%, 10/01/14	12,398,735	1.2
5,900,000	Z	Fannie Mae Discount Notes, 0.040%, 10/14/14	5,899,310	0.6
4,500,000	Z	Fannie Mae Discount Notes, 0.040%, 10/06/14	4,499,514	0.4
5,300,000	Z	Federal Home Loan Bank Discount Notes, 0.020%, 07/30/14	5,299,917	0.5
5,100,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 07/17/14	5,099,930	0.5
5,200,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 07/18/14	5,199,923	0.5
6,600,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 08/01/14	6,599,827	0.6
1,300,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 08/15/14	1,299,951	0.1
1,300,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 08/20/14	1,299,948	0.1
300,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 09/10/14	299,982	0.0
12,900,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 09/26/14	12,899,058	1.2
6,500,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 10/01/14	6,499,337	0.6
48,400,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 10/10/14	48,394,579	4.6
26,400,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 10/29/14	26,396,489	2.5
900,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 10/31/14	899,878	0.1
8,100,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 08/06/14	8,099,690	0.8
8,000,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 08/08/14	7,999,668	0.8
1,300,000	Z	Federal Home Loan Bank Discount Notes, 0.050%, 11/12/14	1,299,758	0.1
700,000	Z	Federal Home Loan Bank Discount Notes, 0.050%, 11/14/14	699,868	0.1
200,000	Z	Federal Home Loan Bank Discount Notes, 0.050%, 11/28/14	199,958	0.0
7,500,000	Z	Freddie Mac Discount Notes, 0.030%, 09/12/14	7,499,542	0.7
2,300,000	Z	Freddie Mac Discount Notes, 0.040%, 10/29/14	2,299,694	0.2
2,600,000	Z	Freddie Mac Discount Notes, 0.050%, 11/21/14	2,599,483	0.3
3,300,000	Z	Freddie Mac Discount Notes, 0.070%, 01/08/15	3,298,776	0.3
73,400,000	Z	Freddie Mac Discount Notes, 0.090%, 03/17/15	73,352,437	7.0

See Accompanying Notes to Financial Statements

147

VY PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

9,700,000	Z	Freddie Mac Discount Notes, 0.110%, 06/09/15	9,689,834	0.9
			285,823,385	27.2

		U.S. Treasury Bills: 0.0%
100,000	S	United States Treasury Bill, 0.010%, 07/17/14	100,000	0.0
146,000	S	United States Treasury Bill, 0.030%, 10/30/14	145,983	0.0
			245,983	0.0

		Securities Lending Collateralcc(1): 0.1%
887,627		Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $887,630, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $905,379, due 07/15/14-04/20/64)
		(Cost $887,627)	887,627	0.1

		Certificates of Deposit: 0.1%
700,000		Credit Suisse/New York NY, 0.462%, 03/17/15
		(Cost $700,000)	700,019	0.1

	Total Short-Term Investments (Cost $287,629,119)		287,657,014	27.4

	Total Investments in Securities (Cost $1,152,810,768)		$1,174,156,309	111.8
	Liabilities in Excess of Other Assets		(124,237,167)	(11.8)
	Net Assets		$1,049,919,142	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
S	All or a portion of this security has been identified by the Portfolio to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen

Cost for federal income tax purposes is $1,152,847,842.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,006,231
Gross Unrealized Depreciation	(3,697,764)

Net Unrealized Appreciation	$21,308,467

See Accompanying Notes to Financial Statements

148

VY PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$198,420
Credit contracts	Upfront payments paid on OTC swap agreements	668,252
Interest rate contracts	Upfront payments paid on OTC swap agreements	26,863
Credit contracts	Unrealized appreciation on OTC swap agreements	703,156
Interest rate contracts	Unrealized appreciation on OTC swap agreements	803,405
Interest rate contracts	Net Assets- Unrealized appreciation*	1,385,400
Credit contracts	Net Assets- Unrealized appreciation**	411,532
Interest rate contracts	Net Assets- Unrealized appreciation**	2,186,960
Total Asset Derivatives		$6,383,988

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,781,586
Credit contracts	Upfront payments received on OTC swap agreements	278,602
Interest rate contracts	Upfront payments received on OTC swap agreements	120,154
Credit contracts	Unrealized depreciation on OTC swap agreements	45,672
Interest rate contracts	Unrealized depreciation on OTC swap agreements	1,121
Interest rate contracts	Net Assets- Unrealized depreciation*	359,798
Interest rate contracts	Net Assets- Unrealized depreciation**	959,749
Interest rate contracts	Written options, at fair value	239,606
Total Liability Derivatives		$3,786,288

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

** Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current day's variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Written options	Total
Credit contracts	$-	$-	$827,830	$8,766	$836,595
Foreign exchange contracts	(1,846,101)	-	-	-	(1,846,101)
Interest rate contracts	-	3,695,891	(914,808)	1,547,396	4,328,479
Total	$(1,846,101)	$3,695,891	$(86,978)	$1,556,161	$3,318,974

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Written options	Total
Credit contracts	$-	$-	$678,302	$(2,117)	$676,185
Foreign exchange contracts	223,884	-	-	-	223,884
Interest rate contracts	-	3,021,255	(4,312,278)	339,279	(951,744)
Total	$223,884	$3,021,255	$(3,633,976)	$337,162	$(51,675)

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	Royal Bank of Scotland Group PLC	UBS AG	Totals
Assets:
Forward foreign currency contracts	$34,466	$5,058	$26,837	$51,539	$60,439	$-	$8,009	$-	$-	$12,072	$198,420
Credit default swap agreements	232,737	-	205,507	270,045	32,499	183,926	23,593	82,049	-	42,342	1,072,698
Interest rate swap agreements	395,458	-	47,441	57,103	15,027	130,462	15,088	71,608	-	-	732,187
Total Assets	$662,661	$5,058	$279,785	$378,687	$107,965	$314,388	$46,690	$153,657	$-	$54,414	$2,003,305

Liabilities:
Forward foreign currency contracts	$401,082	$116,346	$179,020	$48,726	$9,046	$-	$1,006,663	$-	$-	$20,703	$1,781,586
Credit default swap agreements	-		-	12,510	13,054	-	-	-	-	-	25,564
Interest rate swap agreements	-	-	-	115	231	7,997	-	14,851	-	-	23,194
Written options	-	-	-	-	-	-	57,590	18,718	163,298	-	239,606
Total Liabilities	$401,082	$116,346	$179,020	$61,351	$22,331	$7,997	$1,064,253	$33,569	$163,298	$20,703	$2,069,950

Net OTC derivative instruments by counterparty, at fair value	$261,579	$(111,288)	$100,765	$317,336	$85,634	$306,391	$(1,017,563)	$120,088	$(163,298)	$33,711	$(66,645)

Total collateral pledged by Portfolio/(Received from counterparty)	$(570,000)	$-	$(198,000)	$(260,000)	$(660,000)	$(260,000)	$-	$(150,000)	$(105,000)	$(60,000)	$(2,263,000)

Net Exposure(1)	$(308,421)	$(111,288)	$(97,235)	$57,336	$(574,366)	$46,391	$(1,017,563)	$(29,912)	$(268,298)	$(26,289)	$(2,329,645)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

149

VY Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 83.0%
		Basic Materials: 3.3%
360,000	#	Cascades, Inc., 5.500%, 07/15/22	360,450	0.3
155,000		Chemtura Corp., 5.750%, 07/15/21	161,588	0.1
100,000		Clearwater Paper Corp., 4.500%, 02/01/23	97,500	0.1
350,000	#	Eldorado Gold Corp., 6.125%, 12/15/20	355,250	0.3
210,000	#	First Quantum Minerals Ltd., 7.250%, 05/15/22	219,450	0.2
220,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	229,350	0.2
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	224,475	0.2
60,000		Hexion US Finance Corp., 6.625%, 04/15/20	63,900	0.0
370,000	#	IAMGOLD Corp., 6.750%, 10/01/20	344,100	0.2
200,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	205,500	0.1
350,000	#,±	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	154,000	0.1
155,000		Millar Western Forest Products Ltd., 8.500%, 04/01/21	166,238	0.1
225,000		Molycorp, Inc., 10.000%, 06/01/20	208,125	0.1
80,000	#	Prince Mineral Holding Corp., 12.000%, 12/15/19	90,600	0.1
410,000		Resolute Forest Products, Inc., 5.875%, 05/15/23	405,900	0.3
170,000		RPM International, Inc., 2.250%, 12/15/20	212,181	0.2
410,000		Tronox Finance LLC, 6.375%, 08/15/20	425,375	0.3
120,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	126,000	0.1
125,000		United States Steel Corp., 2.750%, 04/01/19	155,859	0.1
305,000		Xerium Technologies, Inc., 8.875%, 06/15/18	324,634	0.2
			4,530,475	3.3

		Communications: 11.0%
160,443		Aeroflex, Inc., 4.500%, 05/09/18	161,245	0.1
145,000		Cambium Learning Group, Inc., 9.750%, 02/15/17	148,987	0.1
200,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	205,750	0.1
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	587,812	0.4
580,000		CenturyLink, Inc., 6.450%, 06/15/21	632,200	0.5
250,000		Ciena Corp., 0.875%, 06/15/17	249,062	0.2
288,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	317,160	0.2
115,000	#	CommScope, Inc., 5.500%, 06/15/24	117,444	0.1
120,000	#	CommScope, Inc., 5.000%, 06/15/21	123,000	0.1
330,000		DigitalGlobe, Inc., 5.250%, 02/01/21	328,350	0.2
195,000		Equinix, Inc., 5.375%, 04/01/23	200,362	0.1
245,000	#	Finisar Corp., 0.500%, 12/15/33	240,100	0.2
245,000		Frontier Communications Corp., 8.500%, 04/15/20	290,325	0.2
555,000		Frontier Communications Corp., 8.750%, 04/15/22	646,575	0.5
200,000		Frontier Communications Corp., 9.250%, 07/01/21	240,250	0.2
425,000	#	Gannett Co., Inc., 6.375%, 10/15/23	454,750	0.3
250,000		Intelsat Jackson Holdings SA, 6.625%, 12/15/22	262,187	0.2
200,000		Intelsat Luxembourg SA, 7.750%, 06/01/21	212,500	0.2
150,000	#	Lamar Media Corp., 5.375%, 01/15/24	156,000	0.1
275,000	#	Liberty Media Corp., 1.375%, 10/15/23	279,469	0.2
472,625		McGraw-Hill School Educcation, 6.250%, 12/17/19	478,533	0.3
270,000	#	MDC Partners, Inc., 6.750%, 04/01/20	286,200	0.2
255,000	#	Mediacom Broadband LLC / Mediacom Broadband Corp., 5.500%, 04/15/21	259,144	0.2
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	92,013	0.1
125,000		NeuStar, Inc., 4.500%, 01/15/23	108,750	0.1
200,000	#	Numericable Group SA, 6.000%, 05/15/22	208,250	0.1
350,000		Quebecor Media, Inc., 5.750%, 01/15/23	361,375	0.3
480,000		Shutterfly, Inc., 0.250%, 05/15/18	484,500	0.3
225,000		Sinclair Television Group, Inc., 6.375%, 11/01/21	240,469	0.2
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	163,200	0.1
400,000	#	Sprint Corp., 7.250%, 09/15/21	442,500	0.3
245,000	#	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 03/01/24	243,775	0.2

See Accompanying Notes to Financial Statements

150

VY Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

220,000		TIBCO Software, Inc., 2.250%, 05/01/32	223,163	0.2
60,000		T-Mobile USA, Inc., 6.125%, 01/15/22	63,900	0.0
70,000		T-Mobile USA, Inc., 6.500%, 01/15/24	74,988	0.1
450,000		T-Mobile USA, Inc., 6.542%, 04/28/20	487,687	0.4
100,000		T-Mobile USA, Inc., 6.633%, 04/28/21	108,625	0.1
220,000	#	Townsquare Radio LLC / Townsquare Radio, Inc., 9.000%, 04/01/19	244,750	0.2
140,000		TW Telecom Inc., 5.375%, 10/01/22	153,650	0.1
59,212		Univision Communications, Inc., 4.000%, 03/01/20	59,244	0.0
665,000	#	Univision Communications, Inc., 6.875%, 05/15/19	711,550	0.5
340,000		VeriSign, Inc., 4.625%, 05/01/23	337,586	0.2
315,000		ViaSat, Inc., 6.875%, 06/15/20	340,988	0.2
400,000		Virgin Media Investment Holding, 3.500%, 02/15/20	398,975	0.3
315,000	#	WebMD Health Corp., 1.500%, 12/01/20	352,209	0.3
635,000		WebMD Health Corp., 2.500%, 01/31/18	670,719	0.5
317,863		West Corp., 3.250%, 06/30/18	316,561	0.2
375,000		Windstream Corp., 6.375%, 08/01/23	381,563	0.3
360,000		Windstream Corp., 7.500%, 06/01/22	393,300	0.3
350,000		Windstream Corp., 7.750%, 10/01/21	384,125	0.3
200,000		Windstream Corp., 7.750%, 10/15/20	217,750	0.2
			15,143,570	11.0

		Consumer, Cyclical: 9.5%
192,317	#	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 11/15/22	199,049	0.2
245,000	#	Allegion US Holding Co., Inc., 5.750%, 10/01/21	259,087	0.2
440,000	#	Brookfield Residential Properties, Inc., 6.500%, 12/15/20	467,500	0.3
200,000		Brown Shoe Co., Inc., 7.125%, 05/15/19	211,500	0.2
365,375		Camping World, 5.750%, 02/20/20	369,029	0.3
85,000		Continental Airlines, Inc., 4.500%, 01/15/15	186,734	0.1
220,000		Dana Holding Corp., 6.000%, 09/15/23	234,300	0.2
285,000		DR Horton, Inc., 5.750%, 08/15/23	307,087	0.2
175,213		Federal Mogul Corp., 4.750%, 12/27/15	175,505	0.1
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	104,875	0.1
375,000	#	Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 01/15/22	393,750	0.3
572,000		Ford Motor Co., 4.250%, 11/15/16	1,145,787	0.8
345,000	#	Global Partners L.P./GLP Finance Corp., 6.250%, 07/15/22	346,294	0.3
105,000		Goodyear Tire & Rubber Co., 7.000%, 05/15/22	117,075	0.1
169,006		HHI Holdings, LLC, 5.000%, 10/05/18	170,485	0.1
390,000	#	Jarden Corp., 1.125%, 03/15/34	400,237	0.3
355,000	#	JLL/Delta Dutch Newco BV, 7.500%, 02/01/22	368,756	0.3
650,000		KB Home, 1.375%, 02/01/19	656,500	0.5
400,000		KB Home, 7.000%, 12/15/21	437,000	0.3
245,000		KB Home, 7.500%, 09/15/22	273,175	0.2
112,935		Landrys, Inc., 4.000%, 04/24/18	113,358	0.1
2,600,000	X	Lear Corp. Escrow, 12/01/16	–	–
104,000	#	Lennar Corp., 2.750%, 12/15/20	198,835	0.1
250,000		Lennar Corp., 4.500%, 06/15/19	256,562	0.2
465,000		Lennar Corp., 4.750%, 11/15/22	465,000	0.3
100,000		LKQ Corp., 4.750%, 05/15/23	99,100	0.1
392,965	&	Mashantucket Western Pequot Tribe, 2.000%, 07/01/36	58,945	0.0
145,000		Meritage Homes Corp., 7.000%, 04/01/22	160,406	0.1
180,000		Meritor, Inc., 6.750%, 06/15/21	194,508	0.1
150,000		MGM Resorts International, 6.750%, 10/01/20	167,813	0.1
580,000		Navistar International Corp., 8.250%, 11/01/21	607,550	0.4
185,000	#,&	PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.750%, 08/15/19	189,856	0.1
513,043	#,&,±	Pegasus Solutions, Inc., 13.000%, 04/15/14	482,261	0.4
270,000		Regal Entertainment Group, 5.750%, 02/01/25	274,725	0.2
150,000		Regal Entertainment Group, 5.750%, 03/15/22	156,000	0.1
330,000		Ryland Group, Inc., 0.250%, 06/01/19	303,188	0.2
130,000		Ryland Group, Inc., 5.375%, 10/01/22	129,675	0.1
200,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	211,750	0.2
100,000		Scientific Games International, Inc., 6.250%, 09/01/20	99,000	0.1

See Accompanying Notes to Financial Statements

151

VY Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

145,000	#	Stackpole International Intermediate Co. SA / Stackpole International Power Meta, 7.750%, 10/15/21	152,250	0.1
235,000		Standard Pacific Corp., 1.250%, 08/01/32	296,541	0.2
117,000		Star Gas Partners L.P., 8.875%, 12/01/17	124,582	0.1
245,000		Tempur Sealy International, Inc., 6.875%, 12/15/20	269,500	0.2
459,214		Tower Automotive Holdings - TL B 1L, 4.000%, 04/17/20	459,118	0.3
245,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	271,950	0.2
475,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	477,375	0.4
			13,043,573	9.5

		Consumer, Non-cyclical: 14.9%
117,826		AdvancePierre Foods - TL L, 5.750%, 07/10/17	118,135	0.1
710,000		Alere, Inc., 3.000%, 05/15/16	789,431	0.6
570,000		Alliance One International, Inc., 9.875%, 07/15/21	587,100	0.4
140,000	#	ARIAD Pharmaceuticals, Inc., 3.625%, 06/15/19	137,025	0.1
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/20	145,022	0.1
660,000		Auxilium Pharmaceuticals, Inc., 1.500%, 07/15/18	716,100	0.5
150,000		Aviv Healthcare Properties L.P. / Aviv Healthcare Capital Corp., 7.750%, 02/15/19	160,500	0.1
200,000		B&G Foods, Inc., 4.625%, 06/01/21	201,000	0.1
69,612		BioScrip, Inc. - TL B DD, 6.500%, 07/31/20	70,192	0.0
119,732		BioScrip, Inc. - TL B, 6.500%, 07/31/20	120,730	0.1
115,000		BioMarin Pharmaceutical, Inc., 0.750%, 10/15/18	119,528	0.1
115,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	121,684	0.1
215,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	215,806	0.2
490,000	#	Cardtronics, Inc., 1.000%, 12/01/20	448,659	0.3
120,000	#	Carriage Services, Inc., 2.750%, 03/15/21	125,026	0.1
225,000	#	Cenveo Corp., 6.000%, 08/01/19	226,125	0.2
139,000		Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 02/01/21	151,857	0.1
100,000	#	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	106,500	0.1
870,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	954,825	0.7
225,000		Constellation Brands, Inc., 3.750%, 05/01/21	224,437	0.2
275,000		Constellation Brands, Inc., 4.250%, 05/01/23	276,031	0.2
350,000		Corsicanto Ltd., 3.500%, 01/15/32	289,187	0.2
265,000	#	Cott Beverages, Inc., 5.375%, 07/01/22	265,994	0.2
370,000	#	Cubist Pharmaceuticals, Inc., 1.125%, 09/01/18	417,175	0.3
365,000	#	Cubist Pharmaceuticals, Inc., 1.875%, 09/01/20	417,012	0.3
400,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	403,250	0.3
430,000		Del Monte Foods Company, 8.250%, 07/26/21	423,371	0.3
200,000	#	Dole Food Co., Inc., 7.250%, 05/01/19	202,750	0.1
32,000		DynCorp International, Inc., 10.375%, 07/01/17	33,480	0.0
140,000	#	Endo Finance LLC, 5.375%, 01/15/23	140,175	0.1
315,000	#	Endo Finance LLC, 5.750%, 01/15/22	322,087	0.2
180,000		Endologix, Inc., 2.250%, 12/15/18	180,225	0.1
250,000	#	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	268,750	0.2
350,000		FTI Consulting, Inc., 6.000%, 11/15/22	361,812	0.3
384,958		Gentiva Health Services, Inc. - TL B 1L, 6.500%, 10/18/19	385,680	0.3
73,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	78,019	0.1
270,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	299,700	0.2
450,000		Hologic, Inc., 2.000%, 12/15/37	565,594	0.4
250,000	#,&	Igloo Holdings Corp., 8.250%, 12/15/17	255,156	0.2
65,000		Insulet Corp., 2.000%, 06/15/19	72,028	0.1
265,000		Iron Mountain, Inc., 6.000%, 08/15/23	287,856	0.2
125,000	#	Kindred Healthcare, Inc., 6.375%, 04/15/22	126,250	0.1
332,000		Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	346,110	0.2
75,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	76,312	0.1
300,000	#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	330,000	0.2
58,379		Metaldyne LLC - TL B 1L, 4.250%, 12/18/18	58,671	0.0
225,000		Molina Healthcare, Inc., 1.125%, 01/15/20	282,375	0.2

See Accompanying Notes to Financial Statements

152

VY Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

100,000		Monitronics International, Inc., 9.125%, 04/01/20	107,250	0.1
210,000		NuVasive, Inc., 2.750%, 07/01/17	241,237	0.2
300,000		PDL BioPharma, Inc., 4.000%, 02/01/18	345,000	0.2
328,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	364,080	0.3
100,000	#	Post Holdings, Inc., 6.750%, 12/01/21	106,375	0.1
550,000		Post Holdings, Inc., 7.375%, 02/15/22	596,750	0.4
155,000		Rent-A-Center, Inc./TX, 4.750%, 05/01/21	147,250	0.1
250,000		Revlon Consumer Products Corp., 5.750%, 02/15/21	258,125	0.2
100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	106,000	0.1
235,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	256,738	0.2
335,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	350,913	0.3
265,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	295,144	0.2
165,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	175,725	0.1
305,000		Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	600,278	0.4
465,000	#	Sothebys, 5.250%, 10/01/22	454,538	0.3
255,000	#	Southern States Cooperative, Inc., 10.000%, 08/15/21	260,100	0.2
126,750		Surgery Center Holdings, Inc. - TL 1L, 6.000%, 04/11/19	127,384	0.1
232,650		Surgical Care Affiliates, Inc. - TL C-DD 1L, 4.000%, 06/29/18	232,284	0.2
480,000		Theravance, Inc., 2.125%, 01/15/23	694,500	0.5
440,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	485,100	0.4
100,000		United Surgical Partners International, Inc., 9.000%, 04/01/20	110,875	0.1
275,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	289,438	0.2
315,000	#	VPI Escrow Corp., 6.375%, 10/15/20	335,869	0.2
350,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	374,500	0.3
300,000	#	WEX, Inc., 4.750%, 02/01/23	291,750	0.2
			20,511,935	14.9

		Diversified: 0.4%
600,000	#	Boart Longyear Management Pty Ltd., 7.000%, 04/01/21	453,000	0.3
160,000	#	Boart Longyear Management Pty Ltd, 10.000%, 10/01/18	168,000	0.1
			621,000	0.4

		Energy: 17.1%
160,000	#	Alpha Natural Resources, Inc., 7.500%, 08/01/20	155,200	0.1
175,000		Antero Resources Finance Corp., 6.000%, 12/01/20	188,562	0.1
570,000		Approach Resources, Inc., 7.000%, 06/15/21	597,075	0.4
200,000	#	Athlon Holdings L.P. / Athlon Finance Corp., 6.000%, 05/01/22	207,500	0.2
380,000		Basic Energy Services, Inc., 7.750%, 10/15/22	426,550	0.3
235,000		Berry Petroleum Co., 6.375%, 09/15/22	251,450	0.2
145,000	#	Calfrac Holdings L.P., 7.500%, 12/01/20	156,600	0.1
350,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 6.500%, 04/15/21	358,750	0.3
100,000		Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	110,250	0.1
154,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	163,047	0.1
170,000		Chaparral Energy, Inc., 8.250%, 09/01/21	187,425	0.1
300,000		Chesapeake Energy Corp., 2.250%, 12/15/38	290,625	0.2
460,000		Chesapeake Energy Corp., 5.375%, 06/15/21	492,200	0.4
120,000		Cimarex Energy Co., 5.875%, 05/01/22	133,200	0.1
760,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	702,050	0.5
320,000		Comstock Resources, Inc., 7.750%, 04/01/19	342,400	0.3
225,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	249,187	0.2
200,000		Concho Resources, Inc., 5.500%, 04/01/23	216,000	0.2
210,000	#	ContourGlobal Power Holdings SA, 7.125%, 06/01/19	210,630	0.2
115,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	121,325	0.1
290,000		Denbury Resources, Inc., 4.625%, 07/15/23	282,811	0.2
300,000		Denbury Resources, Inc., 5.500%, 05/01/22	307,125	0.2
245,000	#	Drill Rigs Holdings, Inc., 6.500%, 10/01/17	251,737	0.2
225,000		Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21	241,875	0.2
275,000		EP Energy, LLC, 7.750%, 09/01/22	311,437	0.2
500,000		EP Energy, LLC, 9.375%, 05/01/20	575,000	0.4

See Accompanying Notes to Financial Statements

153

VY Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

255,000		EPL Oil & Gas, Inc., 8.250%, 02/15/18	274,125	0.2
194,000		Fieldwood Energy - TL 2L, 8.375%, 09/30/20	200,616	0.1
280,000	#	Forum Energy Technologies, Inc., 6.250%, 10/01/21	298,200	0.2
75,636		FTS International, Inc., 5.750%, 04/09/21	76,550	0.1
225,000	#	FTS International, Inc., 6.250%, 05/01/22	231,187	0.2
225,000	#	Gibson Energy, Inc., 6.750%, 07/15/21	244,687	0.2
2,000	#,±	Green Field Energy Services, Inc., 13.250%, 11/15/16	180	0.0
380,000		Gulfport Energy Corp., 7.750%, 11/01/20	413,250	0.3
320,000		Halcon Resources Corp., 8.875%, 05/15/21	345,600	0.3
185,000		Halcon Resources Corp., 9.250%, 02/15/22	203,037	0.1
115,000		Halcon Resources Corp., 9.750%, 07/15/20	126,069	0.1
90,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 5.500%, 05/15/22	91,350	0.1
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	186,150	0.1
200,000		Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.500%, 03/01/20	216,500	0.2
250,380		Jonah Energy, 7.500%, 05/12/21	253,823	0.2
75,000	#	Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.750%, 04/01/22	79,312	0.1
100,000		Kodiak Oil & Gas Corp., 5.500%, 01/15/21	104,750	0.1
175,000		Kodiak Oil & Gas Corp., 5.500%, 02/01/22	182,437	0.1
160,000		Kodiak Oil & Gas Corp., 8.125%, 12/01/19	178,000	0.1
200,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	204,000	0.1
525,000	#	Linn Energy, LLC/Linn Energy Finance Corp., 6.250%, 11/01/19	552,563	0.4
200,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	211,000	0.2
250,000		Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.250%, 06/01/21	276,250	0.2
205,000		Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.750%, 10/01/20	233,700	0.2
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	264,375	0.2
150,000	#	Murray Energy Corp., 8.625%, 06/15/21	163,125	0.1
620,000		Northern Oil and Gas, Inc., 8.000%, 06/01/20	664,950	0.5
365,000		Oasis Petroleum, Inc., 6.875%, 01/15/23	399,675	0.3
225,000		Offshore Group Investment Ltd., 7.125%, 04/01/23	230,063	0.2
300,000		Offshore Group Investment Ltd., 7.500%, 11/01/19	318,750	0.2
200,000	#	Pacific Drilling SA, 5.375%, 06/01/20	197,000	0.1
240,000		PDC Energy, Inc., 7.750%, 10/15/22	268,800	0.2
285,000		Penn Virginia Corp., 8.500%, 05/01/20	319,913	0.2
165,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	174,075	0.1
310,000		QR Energy L.P. / QRE Finance Corp., 9.250%, 08/01/20	340,225	0.2
275,000		Range Resources Corp., 5.000%, 03/15/23	294,250	0.2
210,000	#	Rice Energy, Inc., 6.250%, 05/01/22	215,513	0.2
415,000	#	RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21	452,350	0.3
585,000		Rosetta Resources, Inc., 5.625%, 05/01/21	604,744	0.4
240,000		Rosetta Resources, Inc., 5.875%, 06/01/22	251,100	0.2
325,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	345,313	0.3
155,000	#	Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	161,781	0.1
270,000	#	Samson Investment Co., 10.750%, 02/15/20	285,863	0.2
560,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	610,400	0.4
175,000		SandRidge Energy, Inc., 7.500%, 03/15/21	190,531	0.1
400,000	#	Sanjel Corp., 7.500%, 06/19/19	401,000	0.3
130,000	#	SEACOR Holdings, Inc., 3.000%, 11/15/28	128,375	0.1
160,000		Seitel, Inc., 9.500%, 04/15/19	172,800	0.1
505,000	#	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18	542,875	0.4
110,000		SM Energy Co., 6.500%, 11/15/21	119,625	0.1
195,000		Stone Energy Corp., 7.500%, 11/15/22	215,963	0.2
250,000		Swift Energy Co., 7.875%, 03/01/22	262,500	0.2
175,000		Swift Energy Co., 8.875%, 01/15/20	187,250	0.1
155,000	#	Talos Production LLC, 9.750%, 02/15/18	165,075	0.1
190,000		Targa Resources Partners L.P., 6.375%, 08/01/22	207,575	0.2

See Accompanying Notes to Financial Statements

154

VY Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

330,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	329,588	0.2
300,000		Tesoro Corp., 5.375%, 10/01/22	315,750	0.2
165,000	#	Ultra Petroleum Corp., 5.750%, 12/15/18	173,663	0.1
155,000		Unit Corp., 6.625%, 05/15/21	166,238	0.1
210,000		Vanguard Natural Resources, LLC, 7.875%, 04/01/20	228,375	0.2
75,000		Western Refining, Inc., 6.250%, 04/01/21	78,750	0.1
300,000		Whiting Petroleum Corp., 5.750%, 03/15/21	329,250	0.2
			23,490,795	17.1

		Financial: 5.7%
205,000	#,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	211,406	0.2
243,940		Alliant Insurance Services, 4.250%, 12/07/19	244,855	0.2
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	281,250	0.2
400,000		CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	422,500	0.3
316,762		Confie Seguros Holding II - TL 1L, 5.750%, 11/08/18	317,653	0.2
400,000		DuPont Fabros Technology L.P., 5.875%, 09/15/21	420,000	0.3
300,000	#	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21	323,250	0.2
280,000	#	Forest City Enterprises, Inc., 3.625%, 08/15/20	295,750	0.2
365,000		Forest City Enterprises, Inc., 4.250%, 08/15/18	413,819	0.3
205,000	#	Howard Hughes Corp./The, 6.875%, 10/01/21	220,375	0.2
250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/24	255,000	0.2
300,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	309,750	0.2
220,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/22	221,100	0.2
575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	577,875	0.4
100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18	103,250	0.1
510,000		NorthStar Realty Finance Corp., 3.000%, 09/30/14	509,046	0.4
275,000	#	Ocwen Financial Corp., 6.625%, 05/15/19	284,625	0.2
550,000	#	Onex USI Aquisition Corp., 7.750%, 01/15/21	565,125	0.4
265,000	#	Outerwall, Inc., 5.875%, 06/15/21	268,312	0.2
125,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	127,500	0.1
250,000	#	Residential Reinsurance 2012 Ltd., 12.770%, 12/06/18	272,037	0.2
250,000	#	Sanders Re Ltd., 4.020%, 05/05/17	248,588	0.2
210,000	#	TMX Finance LLC / TitleMax Finance Corp., 8.500%, 09/15/18	223,650	0.2
195,000		United Rentals North America, Inc., 5.750%, 11/15/24	203,044	0.1
525,000	#	USB Realty Corp., 1.374%, 12/29/49	485,625	0.3
			7,805,385	5.7

		Industrial: 11.5%
300,000	#	Accudyne Industries Borrower / Accudyne Industries LLC, 7.750%, 12/15/20	322,500	0.2
350,000		AEP Industries, Inc., 8.250%, 04/15/19	369,687	0.3
150,000	#	Aguila 3 SA, 7.875%, 01/31/18	158,344	0.1
245,000	#	Albany Molecular Research, Inc., 2.250%, 11/15/18	352,187	0.3
205,000	#,&	American Energy - Utica LLC, 3.500%, 03/01/21	222,425	0.2
345,000	#	Amsted Industries, Inc., 5.000%, 03/15/22	346,294	0.3
416,701	#,&	ARD Finance SA, 11.125%, 06/01/18	441,099	0.3
350,000	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	362,250	0.3
35,294	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	36,706	0.0
250,000	#	Aviation Capital Group Corp., 6.750%, 04/06/21	283,344	0.2
325,000		Ball Corp., 4.000%, 11/15/23	311,187	0.2
350,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	340,375	0.2
85,000	#	Belden, Inc., 5.250%, 07/15/24	86,062	0.1
195,000	#	Belden, Inc., 5.500%, 09/01/22	202,800	0.1
50,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	51,375	0.0
225,000	#	BioScrip, Inc., 8.875%, 02/15/21	235,406	0.2
200,000	#	Bombardier, Inc., 4.750%, 04/15/19	203,750	0.1
400,000	#	Bombardier, Inc., 6.000%, 10/15/22	410,500	0.3
165,000	#	Bombardier, Inc., 6.125%, 01/15/23	170,775	0.1

See Accompanying Notes to Financial Statements

155

VY Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

205,000		Bristow Group, Inc., 6.250%, 10/15/22	221,144	0.2
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	145,800	0.1
205,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	230,369	0.2
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	712,800	0.5
172,463		DAE Aviation Holdings, Inc., 5.000%, 11/02/18	174,619	0.1
78,183		DAE Aviation Holdings, Inc., 5.000%, 07/31/14	79,161	0.1
100,000	#	Darling Escrow Corp., 5.375%, 01/15/22	104,125	0.1
496,000	#	Emergent Biosolutions, Inc., 2.875%, 01/15/21	519,870	0.4
300,000	#	Exopack Holding Corp., 10.000%, 06/01/18	323,250	0.2
125,000		Filtration Group, Inc., 8.250%, 11/22/21	126,141	0.1
175,000		Flextronics International Ltd., 4.625%, 02/15/20	180,687	0.1
290,000		Flextronics International Ltd., 5.000%, 02/15/23	301,600	0.2
270,000	#	Florida East Coast Holdings Corp., 6.750%, 05/01/19	285,862	0.2
100,000		GCI, Inc., 6.750%, 06/01/21	101,562	0.1
744,000		General Cable Corp., 4.500%, 11/15/29	739,350	0.5
100,000		Golar LNG Ltd., 3.750%, 03/07/17	135,290	0.1
505,000		Griffon Corp., 5.250%, 03/01/22	501,718	0.4
177,086		Hunter Defense Technologies, 3.480%, 08/01/14	172,470	0.1
115,000		IAC/InterActiveCorp, 4.875%, 11/30/18	120,463	0.1
168,608		International Equipment Solution LLC - TL B, 6.750%, 08/16/19	170,926	0.1
175,000	#	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	185,063	0.1
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	346,425	0.3
150,000	#	JMC Steel Group, 8.250%, 03/15/18	153,750	0.1
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	178,125	0.1
190,000	#	Mcron Finance Sub, LLC / Mcron Finance Corp., 8.375%, 05/15/19	209,000	0.2
465,000		Mueller Water Products, Inc., 7.375%, 06/01/17	474,881	0.3
575,000	#	NANA Development Corp., 9.500%, 03/15/19	563,500	0.4
275,000	#	North Atlantic Drilling Ltd., 6.250%, 02/01/19	272,250	0.2
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	334,994	0.2
400,000	#	Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21	406,000	0.3
400,000	#	Rexel SA, 5.250%, 06/15/20	418,000	0.3
205,000		RTI International Metals, Inc., 1.625%, 10/15/19	206,794	0.2
190,000	#	SunPower Corp., 0.875%, 06/01/21	223,369	0.2
200,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	204,000	0.2
125,000	#	Triumph Group, Inc., 5.250%, 06/01/22	125,781	0.1
550,000	#	Viasystems, Inc., 7.875%, 05/01/19	584,375	0.4
100,000	#	Videotron Ltd., 5.375%, 06/15/24	102,750	0.1
545,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	529,672	0.4
			15,773,002	11.5

		Materials: 0.7%
325,000	#	Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 10/01/22	331,500	0.2
610,000		Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 04/01/21	619,150	0.5
			950,650	0.7

		Technology: 7.3%
210,000	#	ACI Worldwide, Inc., 6.375%, 08/15/20	221,550	0.2
200,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	216,000	0.2
125,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	137,812	0.1
210,000		Advanced Micro Devices, Inc., 7.500%, 08/15/22	227,587	0.2
160,000	#	Advanced Micro Devices, Inc., 7.000%, 07/01/24	163,800	0.1
260,000	#,Z	Akamai Technologies, Inc., 0.000%, 02/15/19	265,689	0.2
150,000	#	Audatex North America, Inc., 6.000%, 06/15/21	160,875	0.1
460,000		Brocade Communications Systems, Inc., 4.625%, 01/15/23	448,500	0.3
115,000	#	Cepheid, Inc., 1.250%, 02/01/21	119,169	0.1
160,000	#	Citrix Systems, Inc., 0.500%, 04/15/19	169,600	0.1
190,000	#	Emulex Corp., 1.750%, 11/15/18	175,156	0.1
375,000	#	Entegris, Inc., 6.000%, 04/01/22	388,125	0.3
213,768		Expert Global Solutions, Inc., 8.500%, 04/03/18	212,877	0.2
75,000	#	First Data Corp., 7.375%, 06/15/19	80,719	0.1
89,000		First Data Corp., 12.625%, 01/15/21	109,804	0.1

See Accompanying Notes to Financial Statements

156

VY Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

510,000		j2 Global, Inc., 8.000%, 08/01/20	554,625	0.4
571,000		Lam Research Corp., 1.250%, 05/15/18	782,984	0.6
250,000		MedAssets, Inc., 8.000%, 11/15/18	265,625	0.2
450,000		Mentor Graphics Corp., 4.000%, 04/01/31	553,219	0.4
150,000	#	Micron Technology, Inc., 5.875%, 02/15/22	161,250	0.1
265,000		NCR Corp., 5.000%, 07/15/22	269,637	0.2
160,000	#	NCR Escrow Corp., 6.375%, 12/15/23	174,400	0.1
290,000		Novellus Systems, Inc., 2.625%, 05/15/41	588,337	0.4
1,020,000		Nuance Communications, Inc., 2.750%, 11/01/31	1,023,825	0.8
606,000		ON Semiconductor Corp., 2.625%, 12/15/26	713,944	0.5
135,000	#	SanDisk Corp., 0.500%, 10/15/20	170,522	0.1
700,000	#	Seagate HDD Cayman, 4.750%, 01/01/25	698,250	0.5
595,000	#	Seagate HDD Cayman, 4.750%, 06/01/23	602,437	0.4
255,000	#,Z	ServiceNow, Inc., 0.000%, 11/01/18	281,138	0.2
47,774		Vertafore, Inc., 4.250%, 07/31/16	47,919	0.0
			9,985,375	7.3

		Telecommunication Services: –%
1,445,000	X	Millicom International Cellular S.A. Escrow, 11/15/26	–	–

		Utilities: 1.6%
265,000	#	Advanced Micro Devices, Inc., 6.750%, 03/01/19	283,219	0.2
505,000		AES Corp., 4.875%, 05/15/23	502,475	0.4
100,000		AES Corp., 5.500%, 03/15/24	102,750	0.1
484		AES Red Oak, LLC, 8.540%, 11/30/19	529	0.0
550,000	#	NRG Energy, Inc., 6.250%, 05/01/24	575,438	0.4
150,000	#	NRG Energy, Inc., 6.250%, 07/15/22	160,125	0.1
275,000		NRG Energy, Inc., 7.625%, 01/15/18	315,562	0.2
200,000		NRG Energy, Inc., 7.875%, 05/15/21	222,750	0.2
			2,162,848	1.6

	Total Corporate Bonds/Notes
	(Cost $107,020,609)		114,018,608	83.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.8%
33,796	#	Extended Stay America Trust, 7.625%, 12/05/19	34,384	0.0
1,000,000	#	Timberstar Trust, 7.530%, 10/15/36	1,064,702	0.8

	Total Collateralized Mortgage Obligations (Cost $1,043,210)		1,099,086	0.8

Shares			Value	Percentage of Net Assets
COMMON STOCK: 7.6%
		Consumer Discretionary: 0.8%
3,636		Cengage Learning Holdings II L.P.	127,260	0.1
27,013		D.R. Horton, Inc.	663,979	0.5
3,742		Starbucks Corp.	289,556	0.2
			1,080,795	0.8

		Consumer Staples: 0.2%
2,706		Nu Skin Enterprises, Inc.	200,136	0.2

		Energy: 0.4%
2,881	@	Halcon Resources Corp.	21,002	0.0
7,481		Hercules Offshore, Inc.	30,074	0.0
6,900		Marathon Oil Corp.	275,448	0.2
3,450		Marathon Petroleum Corp.	269,342	0.2
			595,866	0.4

		Financials: 0.5%
36,897	@	Forest City Enterprises, Inc.	733,143	0.5
1,476	#	Perseus Holding Corp.	2,214	0.0
			735,357	0.5

		Health Care: 2.2%
6,438		Aetna, Inc.	521,993	0.4
1,400		Alere, Inc.	52,388	0.0
15,129		BioScrip, Inc.	126,176	0.1
2,875	@	Bio-Rad Laboratories, Inc.	344,166	0.3
5,400		Cigna Corp.	496,638	0.4
6,470		Cubist Pharmaceuticals, Inc.	451,735	0.3
6,148		Thermo Fisher Scientific, Inc.	725,464	0.5
2,379	@	Waters Corp.	248,463	0.2
			2,967,023	2.2

		Industrials: 1.2%
123		Ceva Holdings LLC	135,685	0.1
19,600		Commercial Vehicle Group, Inc.	196,784	0.1
1,749		ESCO Technologies, Inc.	60,586	0.0
15,223		General Cable Corp.	390,622	0.3
11,246	@	Horizon Lines, Inc.	4,497	0.0
5,900		Joy Global, Inc.	363,322	0.3
5,449		Kennametal, Inc.	252,180	0.2
10,126		Orbital Sciences Corp.	299,223	0.2
			1,702,899	1.2

		Information Technology: 0.7%
5,800		EMC Corp.	152,772	0.1
7,499		Itron, Inc.	304,084	0.2

See Accompanying Notes to Financial Statements

157

VY Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (CONTINUED)

21	X	Magnachip Semiconductors S.A.	–	–
6,565	@	NCR Corp.	230,366	0.2
4,415	@	TE Connectivity Ltd.	273,024	0.2
			960,246	0.7

		Materials: 1.4%
10,495		Axiall Corp.	496,099	0.4
16,600		Freeport-McMoRan Copper & Gold, Inc.	605,900	0.4
6,664	@	LyondellBasell Industries NV - Class A	650,739	0.5
91,233	@	Polymet Mining Corp.	98,532	0.1
			1,851,270	1.4

		Telecommunication Services: 0.2%
28,800		Windstream Holdings, Inc.	286,848	0.2

	Total Common Stock (Cost $6,306,438)		10,380,440	7.6

PREFERRED STOCK: 4.6%
		Consumer Discretionary: 0.5%
7,900		Sealy Corp.	626,075	0.5

		Consumer Staples: 0.2%
2,600	#	Post Holdings, Inc.	265,038	0.2

		Energy: 1.1%
285		Halcon Resources Corp.	345,847	0.3
6,800	P	NuStar Logistics L.P.	183,056	0.1
1,400	#	Penn Virginia Corp.	167,454	0.1
11,500	@	Petroquest Energy, Inc.	524,975	0.4
1,016		SandRidge Energy, Inc. 7.0% Conv PS	112,586	0.1
1,400		SandRidge Energy, Inc. 8.5% Conv PS	159,250	0.1
			1,493,168	1.1

		Financials: 1.6%
325	#,P	Ally Financial, Inc.	327,448	0.2
3,000		AMG Capital Trust II	189,187	0.1
26,000	P	Citigroup, Inc.	718,874	0.5
9,100	P	Fifth Third Bancorp	243,698	0.2
13,000	P	GMAC Capital Trust I	354,900	0.3
11,000	P	Morgan Stanley	306,570	0.2
775	#	Perseus Holding Corp.	63,550	0.1
			2,204,227	1.6

		Health Care: 0.8%
3,611		Alere, Inc.	1,162,489	0.8

		Industrials: 0.2%
267		Ceva Holdings Series A-2	293,733	0.2

		Utilities: 0.2%
12,000	P	PPL Capital Funding, Inc.	294,360	0.2

	Total Preferred Stock (Cost $5,799,937)		6,339,090	4.6
WARRANTS: 0.0%
			Consumer Discretionary: 0.0%
197		Lear Corp.	17,596	0.0

		Energy: 0.0%
75	#	Green Field Energy Services, Inc.	75	0.0

		Industrials: 0.0%
3,612,760		Horizon Lines, Inc.	57,790	0.0

			Information Technology: –%
840	X	Magnachip Semiconductors S.A.	–	–

		Total Warrants (Cost $273,612)	75,461	0.0

		Total Long-Term Investments (Cost $120,443,806)	131,912,685	96.0

SHORT-TERM INVESTMENTS: 3.4%
		Mutual Funds: 3.4%
4,689,892		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $4,689,892)	4,689,892	3.4

		Total Short-Term Investments (Cost $4,689,892)	4,689,892	3.4

		Total Investments in Securities (Cost $125,133,698)	$136,602,577	99.4
		Assets in Excess of Other Liabilities	766,974	0.6
		Net Assets	$137,369,551	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $125,776,472.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,725,965
Gross Unrealized Depreciation	(1,899,860)

Net Unrealized Appreciation	$10,826,105

See Accompanying Notes to Financial Statements

158

VY T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 23.4%
12,700	@	Autozone, Inc.	6,810,248	0.8
185,100		Bloomin' Brands, Inc.	4,151,793	0.5
58,100		Brinker International, Inc.	2,826,565	0.3
141,000	@	Carmax, Inc.	7,333,410	0.9
26,000		Charter Communications, Inc.	4,117,880	0.5
9,800		Chipotle Mexican Grill, Inc.	5,806,598	0.7
64,500		Choice Hotels International, Inc.	3,038,595	0.4
52,000		Coach, Inc.	1,777,880	0.2
127,729	X	Coupons.com	3,259,734	0.4
10,100	L	Coupons.com, Inc.	265,731	0.0
84,400	@	Delphi Automotive PLC	5,801,656	0.7
49,100		Dick's Sporting Goods, Inc.	2,286,096	0.3
87,750		Discovery Communications, Inc. - Class C	6,369,772	0.7
67,300		Dollar General Corp.	3,860,328	0.4
118,300	@	Dollar Tree, Inc.	6,442,618	0.7
37,500		DSW, Inc.	1,047,750	0.1
30,800		Extended Stay America, Inc.	713,328	0.1
42,500		Five Below, Inc.	1,696,175	0.2
28,600	@	Fossil Group, Inc.	2,989,272	0.3
52,900		Gentex Corp.	1,538,861	0.2
77,800		Hanesbrands, Inc.	7,658,632	0.9
50,400		HomeAway, Inc.	1,754,928	0.2
137,100		Interpublic Group of Cos., Inc.	2,674,821	0.3
68,000	@	Kate Spade & Co.	2,593,520	0.3
81,200		L Brands, Inc.	4,763,192	0.6
85,500	@	Liberty Media Corp. - Interactive	2,510,280	0.3
33,100	@,L	Lululemon Athletica, Inc.	1,339,888	0.2
18,400		Lumber Liquidators	1,397,480	0.2
56,700	@,L	Markit Ltd.	1,529,766	0.2
70,212		Marriott International, Inc.	4,500,589	0.5
106,100		Mattel, Inc.	4,134,717	0.5
56,400		McGraw-Hill Cos., Inc.	4,682,892	0.5
168,800	@	MGM Resorts International	4,456,320	0.5
91,700		Michaels Cos, Inc./The	1,563,485	0.2
13,192	@	NetFlix, Inc.	5,812,395	0.7
19,900	@	Norwegian Cruise Line Holdings Ltd.	630,830	0.1
23,300		Omnicom Group, Inc.	1,659,426	0.2
40,100	@	O'Reilly Automotive, Inc.	6,039,060	0.7
49,400		Pandora Media, Inc.	1,457,300	0.2
15,900	@	Panera Bread Co.	2,382,297	0.3
63,500		Papa John's International, Inc.	2,691,765	0.3
35,700		Petsmart, Inc.	2,134,860	0.2
22,800		Polaris Industries, Inc.	2,969,472	0.3
34,700		Restoration Hardware Holdings, Inc.	3,228,835	0.4
111,700		Ross Stores, Inc.	7,386,721	0.9
35,800	@	Royal Caribbean Cruises Ltd.	1,990,480	0.2
36,500		Sotheby's	1,532,635	0.2
62,200		Starwood Hotels & Resorts Worldwide, Inc.	5,027,004	0.6
67,600		Taylor Morrison Home Corp.	1,515,592	0.2
48,400		Tiffany & Co.	4,852,100	0.6
65,550		Tim Hortons, Inc.	3,587,552	0.4
69,600	@	Toll Brothers, Inc.	2,568,240	0.3
72,500		Tractor Supply Co.	4,379,000	0.5
25,800		TripAdvisor, Inc.	2,803,428	0.3
48,500		TRW Automotive Holdings Corp.	4,341,720	0.5
13,400	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,224,894	0.1
39,800		Williams-Sonoma, Inc.	2,856,844	0.3
64,300		Wolverine World Wide, Inc.	1,675,658	0.2
31,500		Wynn Resorts Ltd.	6,538,140	0.8
28,400	L	zulily, Inc.	1,162,980	0.1
			200,144,028	23.4

		Consumer Staples: 5.6%
44,750		Brown-Forman Corp.	4,214,107	0.5
55,600		Church & Dwight Co., Inc.	3,889,220	0.5
21,000		Clorox Co.	1,919,400	0.2
30,000		Dr Pepper Snapple Group, Inc.	1,757,400	0.2
151,300		Flowers Foods, Inc.	3,189,404	0.4
41,000	L	Fresh Market, Inc.	1,372,270	0.2
36,900		Hershey Co.	3,592,953	0.4
21,100		JM Smucker Co.	2,248,627	0.3
16,500		Keurig Green Mountain, Inc.	2,056,065	0.2
74,000		Lorillard, Inc.	4,511,780	0.5
59,700		McCormick & Co., Inc.	4,273,923	0.5
29,800		Mead Johnson Nutrition Co.	2,776,466	0.3
17,900		Pricesmart, Inc.	1,558,016	0.2
590,000	@	Rite Aid Corp.	4,230,300	0.5
78,400	L	Sprouts Farmers Market, Inc.	2,565,248	0.3
99,000		Whole Foods Market, Inc.	3,824,370	0.4
			47,979,549	5.6

		Energy: 5.8%
25,690		Antero Resources Corp.	1,686,035	0.2
33,500		Athlon Energy, Inc.	1,597,950	0.2
103,600		Cabot Oil & Gas Corp.	3,536,904	0.4
30,300	@	Cameron International Corp.	2,051,613	0.2
13,600		Cimarex Energy Co.	1,951,056	0.2
29,900		Concho Resources, Inc.	4,320,550	0.5
11,100	L	Continental Resources, Inc.	1,754,244	0.2
13,900	@	Core Laboratories NV	2,322,134	0.3
42,700		Diamondback Energy, Inc.	3,791,760	0.4
38,700		EQT Corp.	4,137,030	0.5
72,200		Frank's International N.V.	1,776,120	0.2

See Accompanying Notes to Financial Statements

159

VY T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

40,900		Oceaneering International, Inc.	3,195,517	0.4
31,600		Pioneer Natural Resources Co.	7,261,996	0.9
70,200		Range Resources Corp.	6,103,890	0.7
20,400		SM Energy Co.	1,715,640	0.2
36,100		Tesoro Corp.	2,117,987	0.3
			49,320,426	5.8

		Financials: 6.3%
41,800		Artisan Partners Asset Management, Inc.	2,369,224	0.3
59,900		BankUnited, Inc.	2,005,452	0.2
81,733		CBOE Holdings, Inc.	4,022,081	0.5
186,700	@	E*Trade Financial Corp.	3,969,242	0.5
17,400		Federal Realty Investment Trust	2,104,008	0.2
79,400		Fidelity National Financial, Inc.	2,601,144	0.3
35,400		Financial Engines, Inc.	1,602,912	0.2
43,600		HCC Insurance Holdings, Inc.	2,133,784	0.3
20,000		Intercontinental Exchange, Inc.	3,778,000	0.4
51,600		Invesco Ltd.	1,947,900	0.2
25,500		Jones Lang LaSalle, Inc.	3,222,945	0.4
81,100	@	Lazard Ltd.	4,181,516	0.5
59,800		LPL Financial Holdings, Inc.	2,974,452	0.4
50,800		Moody's Corp.	4,453,128	0.5
45,900		MSCI, Inc. - Class A	2,104,515	0.3
30,200		Northern Trust Corp.	1,939,142	0.2
110,800		Progressive Corp.	2,809,888	0.3
15,800	@	SVB Financial Group	1,842,596	0.2
119,400		TD Ameritrade Holding Corp.	3,743,190	0.4
			53,805,119	6.3

		Health Care: 15.5%
63,800	L	Acadia Pharmaceuticals, Inc.	1,441,242	0.2
29,300	@	Actavis PLC	6,535,365	0.8
69,900		Agilent Technologies, Inc.	4,015,056	0.5
36,600	@	Alexion Pharmaceuticals, Inc.	5,718,750	0.7
38,200		Align Technology, Inc.	2,140,728	0.2
81,400	@	Alkermes PLC	4,096,862	0.5
36,800		Alnylam Pharmaceuticals, Inc.	2,324,656	0.3
85,600		AmerisourceBergen Corp.	6,219,696	0.7
9,800		Athenahealth, Inc.	1,226,274	0.1
51,500		BioMarin Pharmaceuticals, Inc.	3,203,815	0.4
91,800		Bruker BioSciences Corp.	2,227,986	0.3
56,650	@	Catamaran Corp.	2,501,664	0.3
62,800		Cerner Corp.	3,239,224	0.4
19,100		Cigna Corp.	1,756,627	0.2
18,500		Covance, Inc.	1,583,230	0.2
41,900		DaVita, Inc.	3,030,208	0.3
36,400		Dentsply International, Inc.	1,723,540	0.2
35,300		Endo International PLC	2,471,706	0.3
64,600		Envision Healthcare Holdings, Inc.	2,319,786	0.3
27,800	@	Henry Schein, Inc.	3,299,026	0.4
36,000		Hospira, Inc.	1,849,320	0.2
29,800		Humana, Inc.	3,806,056	0.4
24,900	@	Idexx Laboratories, Inc.	3,325,893	0.4
95,800	@	Incyte Corp., Ltd.	5,406,952	0.6
6,950		Intercept Pharmaceuticals, Inc.	1,644,578	0.2
40,600		InterMune, Inc.	1,792,490	0.2
9,700	@	Intuitive Surgical, Inc.	3,994,460	0.5
15,100		Jazz Pharmaceuticals PLC	2,219,851	0.3
31,700		Medidata Solutions, Inc.	1,357,077	0.2
55,200		Mednax, Inc.	3,209,880	0.4
16,700		Mettler Toledo International, Inc.	4,228,106	0.5
51,000	@,L	Myriad Genetics, Inc.	1,984,920	0.2
55,900		NPS Pharmaceuticals, Inc.	1,847,495	0.2
26,200	@	Pharmacyclics, Inc.	2,350,402	0.3
14,500		Puma Biotechnology, Inc.	957,000	0.1
38,000		Quintiles Transnational Holdings, Inc.	2,025,020	0.2
6,000		Regeneron Pharmaceuticals, Inc.	1,694,820	0.2
42,100		Seattle Genetics, Inc.	1,610,325	0.2
30,900	@	Sirona Dental Systems, Inc.	2,548,014	0.3
39,800		Team Health Holdings, Inc.	1,987,612	0.2
18,100		Teleflex, Inc.	1,911,360	0.2
37,200	@	Thoratec Corp.	1,296,792	0.1
16,000	@	United Therapeutics Corp.	1,415,840	0.2
26,600		Universal Health Services, Inc.	2,547,216	0.3
81,000	L	Veeva Systems, Inc.	2,061,450	0.2
58,700	@	Vertex Pharmaceuticals, Inc.	5,557,716	0.6
21,600		WellCare Health Plans, Inc.	1,612,656	0.2
158,750		Zoetis, Inc.	5,122,863	0.6
			132,441,605	15.5

		Industrials: 18.3%
34,100		Alaska Air Group, Inc.	3,241,205	0.4
61,362		Ametek, Inc.	3,208,005	0.4
59,950		Babcock & Wilcox Co.	1,945,977	0.2
26,900		CH Robinson Worldwide, Inc.	1,715,951	0.2
29,500		Clarcor, Inc.	1,824,575	0.2
36,200	@	Copa Holdings S.A.	5,161,034	0.6
53,400	@	Copart, Inc.	1,920,264	0.2
23,600		Corporate Executive Board Co.	1,609,992	0.2
21,200		CoStar Group, Inc.	3,353,204	0.4
44,100	@	DigitalGlobe, Inc.	1,225,980	0.2
73,500		Donaldson Co., Inc.	3,110,520	0.4
63,000		Expeditors International Washington, Inc.	2,782,080	0.3
62,900		Fastenal Co.	3,112,921	0.4
56,900		Flowserve Corp.	4,230,515	0.5
78,700		Fortune Brands Home & Security, Inc.	3,142,491	0.4
35,100	@	Generac Holdings, Inc.	1,710,774	0.2

See Accompanying Notes to Financial Statements

160

VY T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

25,500	@	Genesee & Wyoming, Inc.	2,677,500	0.3
44,000		Graco, Inc.	3,435,520	0.4
64,500		Hertz Global Holdings, Inc.	1,807,935	0.2
34,600		Hubbell, Inc.	4,260,990	0.5
24,600		IDEX Corp.	1,986,204	0.2
34,200		IHS, Inc.	4,639,914	0.5
30,700	@	Jacobs Engineering Group, Inc.	1,635,696	0.2
44,300		JB Hunt Transport Services, Inc.	3,268,454	0.4
51,900		Kansas City Southern	5,579,769	0.7
31,300		Landstar System, Inc.	2,003,200	0.2
42,400		Manpower, Inc.	3,597,640	0.4
57,800		Nielsen Holdings NV	2,798,098	0.3
19,800		Nordson Corp.	1,587,762	0.2
25,100		Paccar, Inc.	1,577,033	0.2
47,000		Pall Corp.	4,013,330	0.5
46,800	@	Quanta Services, Inc.	1,618,344	0.2
104,100		Rexnord Corp.	2,930,415	0.3
40,600	L	Ritchie Brothers Auctioneers, Inc.	1,000,790	0.1
60,300		Robert Half International, Inc.	2,878,722	0.3
40,300		Roper Industries, Inc.	5,884,203	0.7
159,300	@	Sensata Technologies Holdings N.V.	7,452,054	0.9
18,700		Snap-On, Inc.	2,216,324	0.3
180,700		Southwest Airlines Co.	4,853,602	0.6
46,900		Spirit Airlines, Inc.	2,965,956	0.4
16,500	@	Stericycle, Inc.	1,953,930	0.2
45,000		Terex Corp.	1,849,500	0.2
72,700		Textron, Inc.	2,783,683	0.3
21,000		TransDigm Group, Inc.	3,512,460	0.4
46,400	@	United Continental Holdings, Inc.	1,905,648	0.2
23,700		Valmont Industries, Inc.	3,601,215	0.4
79,100		Verisk Analytics, Inc.	4,747,582	0.6
24,000	@	WABCO Holdings, Inc.	2,563,680	0.3
55,200		Wabtec Corp.	4,558,968	0.5
40,000		Waste Connections, Inc.	1,942,000	0.2
18,100		WW Grainger, Inc.	4,602,287	0.5
72,900		Xylem, Inc.	2,848,932	0.3
			156,834,828	18.3

		Information Technology: 16.2%
61,000		Akamai Technologies, Inc.	3,724,660	0.4
18,500		Alliance Data Systems Corp.	5,203,125	0.6
180,900		Altera Corp.	6,288,084	0.7
48,500		Amphenol Corp.	4,672,490	0.5
26,900	@	Ansys, Inc.	2,039,558	0.2
79,000		ARM Holdings PLC ADR	3,573,960	0.4
23,831	X	Atlassian, Inc. - Series A	381,296	0.0
6,856	X	Atlassian, Inc., - Class A Restricted	109,696	0.0
4,723	X	Atlassian, Inc., - Class A Unrestricted	75,568	0.0
24,667	X	Atlassian, Inc., - Class A Unrestricted	394,672	0.0
12,036	X	Atlassian, Inc., - Series 1 Restricted	192,576	0.0
32,225	X	Atlassian, Inc., - Series 2 Restricted	515,600	0.1
37,500	@	Autodesk, Inc.	2,114,250	0.2
28,300	@	Check Point Software Technologies	1,896,949	0.2
29,500	@	Citrix Systems, Inc.	1,845,225	0.2
44,300		Concur Technologies, Inc.	4,134,962	0.5
87,400	@	CoreLogic, Inc.	2,653,464	0.3
19,495	X	Dropbox, Inc.	285,073	0.1
15,200	@	Equinix, Inc.	3,193,368	0.4
22,000	@	F5 Networks, Inc.	2,451,680	0.3
14,000		Factset Research Systems, Inc.	1,683,920	0.2
22,900		FEI Co.	2,077,717	0.2
71,800	@	Gartner, Inc.	5,063,336	0.6
88,600	@	Genpact Ltd.	1,553,158	0.2
42,700		Guidewire Software, Inc.	1,736,182	0.2
42,900	@	Informatica Corp.	1,529,385	0.2
61,100		Intuit, Inc.	4,920,383	0.6
31,300	@,L	IPG Photonics Corp.	2,153,440	0.3
121,100	@	JDS Uniphase Corp.	1,510,117	0.2
30,400		KLA-Tencor Corp.	2,208,256	0.3
68,800		Linear Technology Corp.	3,238,416	0.4
30,800		LinkedIn Corp.	5,281,276	0.6
20,300		Mercadolibre, Inc.	1,936,620	0.2
41,900	L	Microchip Technology, Inc.	2,045,139	0.2
35,800		Motorola Solutions, Inc.	2,383,206	0.3
55,500		National Instruments Corp.	1,797,645	0.2
35,000		NetSuite, Inc.	3,040,800	0.4
41,000		Paychex, Inc.	1,703,960	0.2
54,800		Rackspace Hosting, Inc.	1,844,568	0.2
101,700	@	Red Hat, Inc.	5,620,959	0.7
30,600		Sandisk Corp.	3,195,558	0.4
97,500	@	Sapient Corp.	1,584,375	0.2
80,700		ServiceNow, Inc.	5,000,172	0.6
62,100		Skyworks Solutions, Inc.	2,916,216	0.3
26,600		Solera Holdings, Inc.	1,786,190	0.2
16,400	@,L	Stratasys Ltd.	1,863,532	0.2
29,700		Tableau Software, Inc.	2,118,501	0.3
116,300	@	Trimble Navigation Ltd.	4,297,285	0.5
128,900		Vantiv, Inc.	4,333,618	0.5
69,800	@	VeriSign, Inc.	3,406,938	0.4
18,699		WEX, Inc.	1,962,834	0.2
37,647		Workday, Inc.	3,382,960	0.4
81,900		Xilinx, Inc.	3,874,689	0.5
			138,797,607	16.2

		Materials: 5.8%
33,300		Airgas, Inc.	3,626,703	0.4
94,000		Ball Corp.	5,891,920	0.7
27,100		Carpenter Technology Corp.	1,714,075	0.2
68,900		Celanese Corp.	4,428,892	0.5
8,600		CF Industries Holdings, Inc.	2,068,558	0.2
19,300		Compass Minerals International, Inc.	1,847,782	0.2
18,200		Eagle Materials, Inc.	1,715,896	0.2
166,700		Eldorado Gold Corp.	1,273,588	0.2
39,882		FMC Corp.	2,839,200	0.3
55,600		Rockwood Holdings, Inc.	4,225,044	0.5

See Accompanying Notes to Financial Statements

161

VY T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

54,900		RPM International, Inc.	2,535,282	0.3
35,600		Sherwin-Williams Co.	7,365,996	0.9
16,600		Sigma-Aldrich Corp.	1,684,568	0.2
53,000		Sociedad Quimica y Minera de Chile SA ADR	1,553,430	0.2
78,700	@	Stillwater Mining Co	1,381,185	0.2
27,600		Valspar Corp.	2,102,844	0.2
51,600		Vulcan Materials Co.	3,289,500	0.4
			49,544,463	5.8

		Telecommunication Services: 1.9%
109,500		Crown Castle International Corp.	8,131,470	1.0
79,450		SBA Communications Corp.	8,127,735	0.9
			16,259,205	1.9

		Utilities: 0.6%
87,700		Calpine Corp.	2,088,137	0.3
67,600		NiSource, Inc.	2,659,384	0.3
			4,747,521	0.6

	Total Common Stock (Cost $548,060,862)		849,874,351	99.4

PREFERRED STOCK: 0.4%
		Information Technology: 0.4%
10,797	X	AirBNB, Inc. - Series D	1,318,736	0.2
24,209	X	Dropbox, Inc. - Series A	354,005	0.0
118,921	X	Dropbox, Inc. - Series A-1	1,738,970	0.2

	Total Preferred Stock (Cost $2,613,933)		3,411,711	0.4

	Total Long-Term Investments (Cost $550,674,795)		853,286,062	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc(1): 1.8%
3,598,331	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $3,598,344, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,670,298, due 07/15/14-04/20/64)	3,598,331	0.4
1,355,687	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $1,355,689, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $1,382,812, due 08/15/14-11/15/43)	1,355,687	0.2
3,598,331	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,598,338, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $3,670,308, due 07/10/14-08/15/42)	3,598,331	0.4
3,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $3,000,012, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $3,060,000, due 12/31/17-04/15/28)	3,000,000	0.4
3,598,331	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,598,342, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,670,298, due 07/01/14-07/15/56)	3,598,331	0.4
		15,150,680	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,919,265	T. Rowe Price Reserve Investment Fund, 0.060%††
	(Cost $1,919,265)	1,919,265	0.2

	Total Short-Term Investments
	(Cost $17,069,945)	17,069,945	2.0

See Accompanying Notes to Financial Statements

162

VY T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Total Investments in Securities (Cost $567,744,740)	$870,356,007	101.8
Liabilities in Excess of Other Assets	(15,751,202)	(1.8)
Net Assets	$854,604,805	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $568,006,097.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$313,441,057
Gross Unrealized Depreciation	(11,091,147)

Net Unrealized Appreciation	$302,349,910

See Accompanying Notes to Financial Statements

163

VY T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 27.7%
212,700	@	Amazon.com, Inc.	69,080,706	4.4
32,900	@	Autozone, Inc.	17,642,296	1.1
257,800	@	Carmax, Inc.	13,408,178	0.9
21,000		Charter Communications, Inc.	3,325,980	0.2
24,600		Chipotle Mexican Grill, Inc.	14,575,746	0.9
198,300	@	Ctrip.com International Ltd. ADR	12,699,132	0.8
171,900	@	Delphi Automotive PLC	11,816,406	0.8
64,900	@	Dollar Tree, Inc.	3,534,454	0.2
261,800		D.R. Horton, Inc.	6,435,044	0.4
77,000		Hanesbrands, Inc.	7,579,880	0.5
85,800		Harley-Davidson, Inc.	5,993,130	0.4
199,600		Home Depot, Inc.	16,159,616	1.0
255,500		Las Vegas Sands Corp.	19,474,210	1.2
149,200		Lennar Corp.	6,263,416	0.4
400,200		Lowe's Cos., Inc.	19,205,598	1.2
488,700	@	MGM Resorts International	12,901,680	0.8
38,400	@	NetFlix, Inc.	16,919,040	1.1
107,500		Nike, Inc.	8,336,625	0.5
43,659	@	Priceline.com, Inc.	52,521,777	3.3
119,100		Ross Stores, Inc.	7,876,083	0.5
302,600		Starbucks Corp.	23,415,188	1.5
95,300		Starwood Hotels & Resorts Worldwide, Inc.	7,702,146	0.5
42,400		Tesla Motors, Inc.	10,178,544	0.6
202,700		Tractor Supply Co.	12,243,080	0.8
375,600		Twenty-First Century Fox, Inc. Class A	13,202,340	0.8
86,500		Under Armour, Inc.	5,145,885	0.3
35,000	@	Vipshop Holdings Ltd ADR	6,570,900	0.4
145,100		Walt Disney Co.	12,440,874	0.8
1,980,400		Wynn Macau Ltd.	7,756,573	0.5
69,200		Wynn Resorts Ltd.	14,363,152	0.9
			438,767,679	27.7

		Consumer Staples: 3.3%
80,200		Costco Wholesale Corp.	9,235,832	0.6
210,400		CVS Caremark Corp.	15,857,848	1.0
88,700		Estee Lauder Cos., Inc.	6,586,862	0.4
52,833		Nestle S.A.	4,093,868	0.2
173,900		PepsiCo, Inc.	15,536,226	1.0
53,200		Whole Foods Market, Inc.	2,055,116	0.1
			53,365,752	3.3

		Energy: 3.7%
62,000		Concho Resources, Inc.	8,959,000	0.6
34,500	L	Continental Resources, Inc.	5,452,380	0.3
93,200		EQT Corp.	9,963,080	0.6
91,300		Pioneer Natural Resources Co.	20,981,653	1.3
154,281		Range Resources Corp.	13,414,733	0.9
			58,770,846	3.7

		Financials: 5.9%
155,200		American Express Co.	14,723,824	0.9
336,700		American Tower Corp.	30,296,266	1.9
25,000		Blackrock, Inc.	7,990,000	0.5
32,900		Intercontinental Exchange, Inc.	6,214,810	0.4
194,700		Invesco Ltd.	7,349,925	0.5
298,100		Morgan Stanley	9,637,573	0.6
124,500		State Street Corp.	8,373,870	0.5
268,600		TD Ameritrade Holding Corp.	8,420,610	0.6
			93,006,878	5.9

		Health Care: 15.3%
104,600	@	Alexion Pharmaceuticals, Inc.	16,343,750	1.0
83,200		Allergan, Inc.	14,079,104	0.9
102,400	@	Biogen Idec, Inc.	32,287,744	2.0
185,316		Celgene Corp.	15,914,938	1.0
572,900	@	Gilead Sciences, Inc.	47,499,139	3.0
69,400		Humana, Inc.	8,863,768	0.6
44,800	@	Idexx Laboratories, Inc.	5,983,936	0.4
117,500	@	Incyte Corp., Ltd.	6,631,700	0.4
28,400	@	Intuitive Surgical, Inc.	11,695,120	0.7
173,900		McKesson Corp.	32,381,919	2.0
58,100	@	Pharmacyclics, Inc.	5,212,151	0.3
20,200		Regeneron Pharmaceuticals, Inc.	5,705,894	0.4
135,600		UnitedHealth Group, Inc.	11,085,300	0.7
147,500	@,L	Valeant Pharmaceuticals International	18,602,700	1.2
114,100	@	Vertex Pharmaceuticals, Inc.	10,802,988	0.7
			243,090,151	15.3

		Industrials: 13.8%
491,900		American Airlines Group, Inc.	21,132,024	1.3
181,100		Boeing Co.	23,041,353	1.5
401,000		Danaher Corp.	31,570,730	2.0
163,100		Delta Airlines, Inc.	6,315,232	0.4
78,400		Fastenal Co.	3,880,016	0.2
62,500		FedEx Corp.	9,461,250	0.6
47,700		Flowserve Corp.	3,546,495	0.2
55,000		JB Hunt Transport Services, Inc.	4,057,900	0.3
124,300		Kansas City Southern	13,363,493	0.8
130,100		Precision Castparts Corp.	32,837,240	2.1
109,100		Roper Industries, Inc.	15,929,691	1.0
258,300	@	Tyco International Ltd.	11,778,480	0.7
27,900		Union Pacific Corp.	2,783,025	0.2
172,940	@	United Continental Holdings, Inc.	7,102,646	0.5
142,100		United Technologies Corp.	16,405,445	1.0
115,200		Wabtec Corp.	9,514,368	0.6
23,600		WW Grainger, Inc.	6,000,772	0.4
			218,720,160	13.8

See Accompanying Notes to Financial Statements

164

VY T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

		Information Technology: 23.5%
98,000		Akamai Technologies, Inc.	5,983,880	0.4
304,300		Apple, Inc.	28,278,599	1.8
126,600	@	ASML Holding NV-NY REG	11,807,982	0.8
112,500	@	Baidu.com ADR	21,016,125	1.3
167,500		Cognizant Technology Solutions Corp.	8,192,425	0.5
330,800		Facebook, Inc.	22,259,532	1.4
106,400		Fiserv, Inc.	6,418,048	0.4
85,650		Google, Inc.	49,272,732	3.1
84,550		Google, Inc. – Class A	49,433,848	3.1
59,500		LinkedIn Corp.	10,202,465	0.6
84,501	X	LivingSocial.com	53,236	0.0
454,100		Mastercard, Inc.	33,362,727	2.1
69,000		NetSuite, Inc.	5,994,720	0.4
9,400		NAVER Corp.	7,745,268	0.5
48,700		Qualcomm, Inc.	3,857,040	0.2
165,200	@	Red Hat, Inc.	9,130,604	0.6
356,664	@	Salesforce.com, Inc.	20,715,045	1.3
118,100		ServiceNow, Inc.	7,317,476	0.5
82,400	@,L	Stratasys Ltd.	9,363,112	0.6
410,000		Tencent Holdings Ltd.	6,237,350	0.4
201,000		Visa, Inc.	42,352,710	2.7
86,200		VMware, Inc.	8,345,022	0.5
55,900		Workday, Inc.	5,023,174	0.3
			372,363,120	23.5

		Materials: 3.3%
151,400		Ecolab, Inc.	16,856,876	1.1
11,000		FMC Corp.	783,090	0.0
39,000	L	Martin Marietta Materials, Inc.	5,149,950	0.3
77,800		Praxair, Inc.	10,334,952	0.7
91,100		Sherwin-Williams Co.	18,849,501	1.2
			51,974,369	3.3

		Telecommunication Services: 3.0%
429,912		Crown Castle International Corp.	31,925,265	2.0
203,100		Softbank Corp.	15,135,617	1.0
			47,060,882	3.0

	Total Common Stock (Cost $1,049,047,022)		1,577,119,837	99.5

PREFERRED STOCK: 0.2%
		Information Technology: 0.2%
19,747	X	AirBNB, Inc. - Series D	2,411,881	0.2

	Total Preferred Stock (Cost $2,411,881)		2,411,881	0.2

	Total Long-Term Investments (Cost $1,051,458,903)		1,579,531,718	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc(1): 1.1%
1,887,214	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,887,221, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,924,958, due 07/15/14-04/20/64)	1,887,214	0.1
4,037,403	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $4,037,418, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,118,151, due 01/01/17-03/01/48)	4,037,403	0.3
4,037,403	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $4,037,411, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $4,118,163, due 07/10/14-08/15/42)	4,037,403	0.2
3,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $3,000,012, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $3,060,000, due 12/31/17-04/15/28)	3,000,000	0.2

See Accompanying Notes to Financial Statements

165

VY T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

4,037,403	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $4,037,415, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $4,118,151, due 07/01/14-07/15/56)	4,037,403	0.3
		16,999,423	1.1

Shares		Value	Percentage of Net Assets
		Affiliated Investment Companies: 0.4%
6,585,646	T. Rowe Price Reserve Investment Fund, 0.060%††
	(Cost $6,585,646)	6,585,646	0.4

	Total Short-Term Investments (Cost $23,585,069)	23,585,069	1.5

	Total Investments in Securities (Cost $1,075,043,972)	$1,603,116,787	101.2
	Liabilities in Excess of Other Assets	(18,290,714)	(1.2)
	Net Assets	$1,584,826,073	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,076,874,940.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$530,730,025
Gross Unrealized Depreciation	(4,488,178)

Net Unrealized Appreciation	$526,241,847

See Accompanying Notes to Financial Statements

166

VY Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Australia: 0.6%
4,748,441	@	Qantas Airways Ltd.	5,648,567	0.6

		Brazil: 0.8%
345,617		Petroleo Brasileiro SA ADR	5,056,377	0.5
228,340		Vale SA ADR	2,717,246	0.3
			7,773,623	0.8

		Canada: 1.1%
1,054,600		Talisman Energy, Inc. - TSX	11,148,389	1.1

		China: 3.8%
3,073,000		China Life Insurance Co., Ltd. (HKD)	8,039,946	0.8
1,044,500		China Mobile Ltd.	10,144,958	1.0
1,559,000		China Shenhua Energy Co., Ltd.	4,503,615	0.5
21,246,000		China Telecom Corp., Ltd.	10,392,017	1.0
11,214,153		Shanghai Electric Group Co., Ltd.	4,521,605	0.5
			37,602,141	3.8

		France: 14.1%
779,286		AXA S.A.	18,619,745	1.9
273,888	L	BNP Paribas	18,613,095	1.9
191,520		Cie de Saint-Gobain	10,805,986	1.1
140,074		Cie Generale des Etablissements Michelin	16,725,150	1.7
638,860		Credit Agricole S.A.	9,019,977	0.9
137,452		Gaz de France	3,787,017	0.4
257,081		Sanofi	27,325,029	2.7
54,810		Technip S.A.	5,988,618	0.6
268,884		Total S.A.	19,453,679	1.9
397,800		Vivendi	9,734,789	1.0
			140,073,085	14.1

		Germany: 11.9%
129,781		Bayer AG	18,308,626	1.8
99,390		Deutsche Boerse AG	7,706,168	0.8
159,978		Deutsche Post AG	5,774,392	0.6
292,476		E.ON AG	6,029,559	0.6
193,225		HeidelbergCement AG	16,464,311	1.7
1,229,385		Infineon Technologies AG	15,346,597	1.5
147,358		Merck KGaA	12,778,405	1.3
193,800	@	Metro AG	8,433,881	0.8
45,677		Muenchener Rueckversicherungs AG	10,115,099	1.0
58,986		SAP AG	4,545,150	0.5
95,240		Siemens AG	12,574,932	1.3
			118,077,120	11.9

		Hong Kong: 3.5%
2,013,700		AIA Group Ltd.	10,118,065	1.0
228,400		Cheung Kong Holdings Ltd. ADR	4,047,979	0.4
710,000		Hutchison Whampoa Ltd.	9,710,360	1.0
10,253,000		Noble Group Ltd.	11,285,421	1.1
			35,161,825	3.5

		India: 1.7%
496,486		Housing Development Finance Corp.	8,196,989	0.8
169,322		ICICI Bank Ltd. ADR	8,449,168	0.9
			16,646,157	1.7

		Israel: 1.3%
253,929		Teva Pharmaceutical Industries Ltd. ADR	13,310,958	1.3

		Italy: 3.9%
680,187		ENI S.p.A.	18,602,897	1.9
2,593,075		Intesa Sanpaolo S.p.A.	8,000,490	0.8
1,493,810		UniCredit SpA	12,490,303	1.2
			39,093,690	3.9

		Japan: 5.8%
822,200		Itochu Corp.	10,555,229	1.1
307,800		Nikon Corp.	4,849,100	0.5
1,282,100		Nissan Motor Co., Ltd.	12,140,793	1.2
240,400		Suntory Beverage & Food Ltd.	9,422,954	1.0
255,200		Toyota Motor Corp.	15,279,493	1.5
154,300		Trend Micro, Inc.	5,084,474	0.5
			57,332,043	5.8

		Netherlands: 7.0%
218,968		Akzo Nobel NV	16,418,055	1.6
83,630		Fugro NV	4,782,295	0.5
216,195		Koninklijke Philips NV	6,861,665	0.7
120,904	@	Qiagen NV	2,924,081	0.3
360,976		Royal Dutch Shell PLC - Class B	15,687,975	1.6
374,301	@	SBM Offshore NV	6,034,937	0.6
1,321,130		TNT Express NV	11,952,688	1.2
121,810		Unilever NV	5,332,000	0.5
			69,993,696	7.0

		Norway: 2.7%
405,584		Statoil ASA	12,467,189	1.3
627,793		Telenor ASA	14,293,875	1.4
			26,761,064	2.7

		Portugal: 1.1%
564,750		Galp Energia SGPS SA	10,351,652	1.1

		Russia: 0.8%
392,715		MMC Norilsk Nickel ADR	7,797,186	0.8

		Singapore: 2.8%
1,023,582		DBS Group Holdings Ltd.	13,766,866	1.4
4,676,000		Singapore Telecommunications Ltd.	14,452,091	1.4
			28,218,957	2.8

		South Korea: 4.5%
20,190		Hyundai Mobis	5,670,222	0.6
247,680		KB Financial Group, Inc. ADR	8,609,357	0.9
58,716		POSCO ADR	4,370,819	0.4
17,817		POSCO	5,324,172	0.5

See Accompanying Notes to Financial Statements

167

VY Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

32,501	Samsung Electronics Co., Ltd. GDR	20,980,972	2.1
		44,955,542	4.5

	Spain: 2.1%
178,256	Repsol YPF S.A.	4,700,020	0.5
948,067	Telefonica S.A.	16,276,281	1.6
		20,976,301	2.1

	Sweden: 1.7%
785,610	Telefonaktiebolaget LM Ericsson	9,490,762	1.0
282,620	Getinge AB	7,400,523	0.7
		16,891,285	1.7

	Switzerland: 6.5%
553,081	Credit Suisse Group	15,729,335	1.6
160,327	Novartis AG	14,518,955	1.4
74,476	Roche Holding AG - Genusschein	22,190,637	2.2
142,055	Swiss Re Ltd.	12,631,135	1.3
		65,070,062	6.5

	Taiwan: 0.6%
1,447,251	Taiwan Semiconductor Manufacturing Co., Ltd.	6,124,109	0.6

	United Kingdom: 18.1%
1,664,355	Aviva PLC	14,521,059	1.5
1,403,493	BAE Systems PLC	10,395,244	1.0
1,295,484	BP PLC	11,407,875	1.2
559,944	CRH PLC - London	14,354,467	1.4
821,996	GlaxoSmithKline PLC	21,885,691	2.2
1,466,000	HSBC Holdings PLC	14,908,796	1.5
1,075,618	@ International Consolidated Airlines Group SA	6,820,098	0.7
2,809,874	Kingfisher PLC	17,249,444	1.7
10,247,647	@ Lloyds TSB Group PLC	13,025,448	1.3
1,730,630	Marks & Spencer Group PLC	12,589,066	1.3
702,723	Rexam PLC	6,431,908	0.7
78,120	Shire PLC	6,127,942	0.6
475,511	Standard Chartered PLC	9,719,435	1.0
2,246,160	Tesco PLC	10,916,698	1.1
2,762,541	Vodafone Group PLC	9,233,138	0.9
		179,586,309	18.1

	Total Common Stock (Cost $697,229,803)	958,593,761	96.4

RIGHTS: 0.0%
	Spain: 0.0%
178,256	Repsol SA	121,311	0.0

	Total Rights (Cost $117,609)	121,311	0.0

	Total Long-Term Investments (Cost $697,347,412)	958,715,072	96.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateralcc(1): 1.3%
3,107,941	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $3,107,952, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,170,100, due 07/15/14-04/20/64)	3,107,941	0.3
762,101	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $762,102, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $777,349, due 08/15/14-11/15/43)	762,101	0.1
3,107,941	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,107,947, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $3,170,109, due 07/10/14-08/15/42)	3,107,941	0.3
3,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $3,000,012, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $3,060,000, due 12/31/17-04/15/28)	3,000,000	0.3

See Accompanying Notes to Financial Statements

168

VY Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

3,107,941	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,107,950, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,170,100, due 07/01/14-07/15/56)	3,107,941	0.3
		13,085,924	1.3

	Total Short-Term Investments (Cost $13,085,924)	13,085,924	1.3

	Total Investments in Securities (Cost $710,433,336)	$971,800,996	97.7
	Assets in Excess of Other Liabilities	23,385,369	2.3
	Net Assets	$995,186,365	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $712,832,333.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$279,758,301
Gross Unrealized Depreciation	(20,789,638)

Net Unrealized Appreciation	$258,968,663

Sector Diversification	Percentage of Net Assets
Financials	22.9%
Health Care	14.5
Energy	13.3
Industrials	10.9
Consumer Discretionary	8.5
Telecommunication Services	8.3
Materials	7.4
Information Technology	6.2
Consumer Staples	3.4
Utilities	1.0
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	2.3
Net Assets	100.0%

See Accompanying Notes to Financial Statements

169

ING Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Foreign currency related
Derivatives not accounted for as hedging instruments	transactions*

Foreign exchange contracts	$5,310
Total	$5,310

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Foreign currency related
Derivatives not accounted for as hedging instruments	transactions*

Foreign exchange contracts	$5,679
Total	$5,679

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

170

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date: September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date: September 3, 2014

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 3, 2014